                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number      811-5186
                                                  ---------------------

                             American Skandia Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                               One Corporate Drive
                                Shelton, CT 06484
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                       CSC
                        2711 Centerville Road, Suite 400
                              Wilmington, DE 19808
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 203-926-1888
                                                           -------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                     Date of reporting period: June 30, 2003
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                              AMERICAN

                                           SKANDIA
                                                    TRUST

                              -----------------------------------------------
                                             SEMIANNUAL REPORT
                              -----------------------------------------------

                                               JUNE 30, 2003

AST STRONG INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
FOREIGN STOCK -- 92.4%
AUSTRALIA -- 1.2%
    BHP Billiton Ltd..................    595,700   $  3,451,882
    BHP Steel Ltd.....................    213,820        533,449
                                                    ------------
                                                       3,985,331
                                                    ------------
BELGIUM -- 1.5%
    Fortis............................    293,500      5,096,024
                                                    ------------
BERMUDA -- 0.4%
    Jardine Matheson Holdings Ltd.....    235,600      1,448,940
                                                    ------------
BRAZIL -- 1.0%
    Companhia Vale do Rio Doce [ADR]..    120,000      3,559,200
                                                    ------------
CANADA -- 4.9%
    Bank of Nova Scotia...............     81,000      3,582,778
    EnCana Corp.......................    205,760      7,829,102
    TransCanada PipeLines Ltd.........    300,000      5,243,790
                                                    ------------
                                                      16,655,670
                                                    ------------
DENMARK -- 1.3%
    Danske Bank AS....................    235,000      4,576,436
                                                    ------------
FINLAND -- 0.9%
    UPM-Kymmene Oyj...................    214,000      3,123,424
                                                    ------------
FRANCE -- 12.8%
    Accor SA..........................    116,200      4,203,280
    Aventis SA........................     63,600      3,499,088
    BNP Paribas SA....................    106,500      5,411,710
    Essilor International SA..........     82,500      3,323,419
    Groupe Danone SA..................     56,000      7,749,018
    L'Oreal SA........................     81,500      5,746,423
    Remy Cointreau SA.................     17,900        554,172
    Thales SA.........................    187,000      5,551,032
    Total SA..........................     53,100      8,024,575
                                                    ------------
                                                      44,062,717
                                                    ------------
GERMANY -- 6.0%
    Adidas-Salomon AG.................     38,560      3,297,539
    E.ON AG...........................    100,000      5,141,132
    Medion AG.........................     68,500      2,978,124
    Puma AG Rudolf Dassler Sport......     38,100      3,784,536
    Schering AG.......................     77,000      3,765,026
    Siemens AG........................     35,600      1,746,437
                                                    ------------
                                                      20,712,794
                                                    ------------
HONG KONG -- 3.3%
    HSBC Holdings PLC.................    260,800      3,093,562
    Hutchison Whampoa Ltd.............    756,000      4,604,950
    Swire Pacific Ltd. Cl-A...........    790,000      3,454,546
                                                    ------------
                                                      11,153,058
                                                    ------------
IRELAND -- 2.1%
    Bank of Ireland...................    152,000      1,834,501
    Ryanair Holdings PLC [ADR]*.......    122,000      5,477,800
                                                    ------------
                                                       7,312,301
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
ITALY -- 5.9%
    Banca Intesa SPA..................  1,486,250   $  4,753,228
    Eni SPA...........................    494,950      7,485,464
    Telecom Italia SPA................    415,000      3,755,311
    UniCredito Italiano SPA...........    900,000      4,289,061
                                                    ------------
                                                      20,283,064
                                                    ------------
JAPAN -- 15.0%
    Ajinomoto Co., Inc................    333,000      3,189,257
    Canon, Inc........................    170,000      7,800,959
    East Japan Railway Co.............      1,020      4,536,165
    Fuji Photo Film Co. Ltd...........    104,000      3,005,455
    Honda Motor Co. Ltd...............     74,000      2,804,081
    Komatsu Ltd.......................  1,045,000      4,003,332
    Lawson, Inc.......................    116,000      3,188,008
    Mitsubishi Heavy Industries
      Ltd.............................  1,880,000      4,869,290
    Nintendo Co. Ltd..................     34,000      2,471,955
    Nippon Telegraph and Telephone
      Corp............................        850      3,334,166
    Sony Corp.........................     80,100      2,254,741
    Tokyo Gas Co. Ltd.................  1,500,000      4,309,807
    Toyota Motor Corp.................    206,500      5,348,450
                                                    ------------
                                                      51,115,666
                                                    ------------
KOREA -- 1.8%
    KT Corp. [ADR]....................    148,000      2,917,080
    Samsung Electronics Co. Ltd.
      [GDR]*..........................     23,000      3,417,747
                                                    ------------
                                                       6,334,827
                                                    ------------
MEXICO -- 3.1%
    America Movil Cl-L [ADR]..........    107,426      2,014,238
    Telefonos de Mexico SA............  2,832,000      4,460,988
    Wal-Mart de Mexico SA de CV Cl-C..  1,516,000      4,086,677
                                                    ------------
                                                      10,561,903
                                                    ------------
NETHERLANDS -- 3.4%
    Koninklijke (Royal) Philips
      Electronics NV NY Reg...........    186,200      3,558,282
    Royal Dutch Petroleum Co. NY
      Reg.............................    100,000      4,662,000
    STMicroelectronics NV.............    161,600      3,388,549
                                                    ------------
                                                      11,608,831
                                                    ------------
SINGAPORE -- 1.1%
    DBS Group Holdings Ltd............    659,200      3,855,584
                                                    ------------
SOUTH AFRICA -- 1.1%
    Gold Fields Ltd. [ADR]............    299,500      3,647,910
                                                    ------------
SPAIN -- 3.5%
    Actividades de Construccion y
      Servicios SA....................    116,500      4,970,000
    Banco Santander Central Hispano
      SA..............................    403,400      3,534,533
    Telefonica SA.....................    315,838      3,666,799
                                                    ------------
                                                      12,171,332
                                                    ------------

AST STRONG INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
SWEDEN -- 3.9%
    Autoliv, Inc......................    364,000   $  9,799,211
    Sandvik AB........................    136,000      3,559,307
                                                    ------------
                                                      13,358,518
                                                    ------------
SWITZERLAND -- 4.8%
    Nestle SA.........................     23,800      4,910,966
    Novartis AG [ADR].................    120,000      4,777,200
    Swiss Reinsurance.................     64,900      3,595,866
    Zurich Financial Services AG......     26,500      3,159,560
                                                    ------------
                                                      16,443,592
                                                    ------------
UNITED KINGDOM -- 13.4%
    Anglo American PLC................    511,000      7,799,917
    Boots Group PLC...................    279,900      2,995,300
    BP PLC............................    658,500      4,566,578
    Diageo PLC........................    289,000      3,085,528
    Exel PLC..........................    470,000      4,824,092
    HSBC Holdings PLC.................    148,000      1,748,647
    Lloyds TSB Group PLC..............    460,000      3,265,924
    Royal Bank of Scotland Group
      PLC.............................    235,000      6,592,409
    Tesco PLC.........................  1,688,000      6,107,162
    Vodafone Group PLC................  2,450,000      4,790,842
                                                    ------------
                                                      45,776,399
                                                    ------------
TOTAL FOREIGN STOCK
  (Cost $299,484,871).................               316,843,521
                                                    ------------
TOTAL INVESTMENTS -- 92.4%
  (Cost $299,484,871).................               316,843,521
OTHER ASSETS LESS
  LIABILITIES -- 7.6%.................                26,162,167
                                                    ------------
NET ASSETS -- 100.0%..................              $343,005,688
                                                    ============

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2003. Percentages are based on net assets.

INDUSTRY
--------
Aerospace.............................................   1.6%
Airlines..............................................   1.6%
Automobile Manufacturers..............................   2.4%
Automobile Parts......................................   2.9%
Beverages.............................................   1.1%
Business Services.....................................   0.9%
Clothing & Apparel....................................   2.1%
Conglomerates.........................................   3.3%
Construction..........................................   1.4%
Consumer Products & Services..........................   1.7%
Electronic Components & Equipment.....................   3.6%
Entertainment & Leisure...............................   0.7%
Financial-Bank & Trust................................  15.0%
Food..................................................   6.4%
Hotels & Motels.......................................   1.2%
Insurance.............................................   2.0%
Machinery & Equipment.................................   3.6%
Medical Supplies & Equipment..........................   1.0%
Metals & Mining.......................................   5.5%
Office Equipment......................................   2.3%
Oil & Gas.............................................  10.7%
Paper & Forest Products...............................   0.9%
Pharmaceuticals.......................................   3.5%
Retail & Merchandising................................   3.0%
Semiconductors........................................   1.0%
Telecommunications....................................   7.3%
Transportation........................................   2.7%
Utilities.............................................   3.0%
                                                        ----
Total.................................................  92.4%
                                                        ====

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST ALLIANCE GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
COMMON STOCK -- 91.3%
AEROSPACE -- 1.0%
    Goodrich Corp..................     208,700   $    4,382,700
    United Technologies Corp.......     133,000        9,420,390
                                                  --------------
                                                      13,803,090
                                                  --------------
AUTOMOTIVE PARTS -- 0.4%
    AutoZone, Inc.*................      75,000        5,697,750
                                                  --------------
BEVERAGES -- 1.8%
    Anheuser-Busch Companies,
      Inc..........................     500,000       25,525,000
                                                  --------------
BROADCASTING -- 0.8%
    Westwood One, Inc.*............     350,000       11,875,500
                                                  --------------
BUILDING MATERIALS -- 0.8%
    American Standard Companies,
      Inc.*........................     160,000       11,828,800
                                                  --------------
BUSINESS SERVICES -- 2.2%
    First Data Corp.sec............     750,000       31,080,000
                                                  --------------
CABLE TELEVISION -- 3.5%
    Comcast Corp. Cl-A*@...........     850,000       25,653,000
    Comcast Corp. Special Cl-A*@...     400,000       11,532,000
    Cox Communications, Inc.
      Cl-A*@.......................     375,000       11,962,500
                                                  --------------
                                                      49,147,500
                                                  --------------
CHEMICALS -- 1.3%
    DuPont, (E.I.) de Nemours &
      Co...........................     250,000       10,410,000
    Lyondell Chemical Co.@.........     575,000        7,779,750
                                                  --------------
                                                      18,189,750
                                                  --------------
CLOTHING & APPAREL -- 0.5%
    Ross Stores, Inc...............     150,000        6,411,000
                                                  --------------
COMPUTER HARDWARE -- 0.8%
    Hewlett-Packard Co.............     525,000       11,182,500
                                                  --------------
COMPUTER SERVICES & SOFTWARE -- 3.8%
    Affiliated Computer Services,
      Inc. Cl-A*@..................     150,000        6,859,500
    Microsoft Corp.................   1,025,000       26,250,250
    Veritas Software Corp.*@.......     700,000       20,069,000
                                                  --------------
                                                      53,178,750
                                                  --------------
CONGLOMERATES -- 2.3%
    Altria Group, Inc..............     500,000       22,720,000
    Johnson Controls, Inc..........     110,000        9,416,000
                                                  --------------
                                                      32,136,000
                                                  --------------
CONSUMER PRODUCTS & SERVICES -- 6.0%
    Avon Products, Inc.............     300,000       18,660,000
    Colgate-Palmolive Co...........     300,000       17,385,000
    Johnson & Johnson..............     250,000       12,925,000
    Loews Corp. -- Carolina
      Group........................     450,000       12,150,000
    Procter & Gamble Co............     275,000       24,524,500
                                                  --------------
                                                      85,644,500
                                                  --------------
CONTAINERS & PACKAGING -- 0.1%
    Ball Corp......................      25,000        1,137,750
                                                  --------------

                                       SHARES         VALUE
                                       ------         -----
ENTERTAINMENT & LEISURE -- 5.4%
    AOL Time Warner, Inc.*.........     575,000   $    9,251,750
    Carnival Corp.@................     350,000       11,378,500
    Harley-Davidson, Inc.@.........     525,000       20,926,500
    Viacom, Inc. Cl-B*.............     800,000       34,928,000
                                                  --------------
                                                      76,484,750
                                                  --------------
FINANCIAL-BANK & TRUST -- 5.9%
    Bank of America Corp...........     350,000       27,660,500
    Bank One Corp..................   1,500,000       55,770,000
                                                  --------------
                                                      83,430,500
                                                  --------------
FINANCIAL SERVICES -- 12.9%
    Citigroup, Inc.................   1,350,000       57,780,000
    Fannie Mae.....................     350,000       23,604,000
    J.P. Morgan Chase & Co.........   1,400,000       47,852,000
    MBNA Corp......................   1,075,000       22,403,000
    Merrill Lynch & Co., Inc.......     230,100       10,741,068
    Morgan Stanley.................     525,000       22,443,750
                                                  --------------
                                                     184,823,818
                                                  --------------
HEALTHCARE SERVICES -- 4.2%
    HCA, Inc.@.....................     750,000       24,030,000
    Health Management Associates,
      Inc. Cl-A....................     183,300        3,381,885
    Tenet Healthcare Corp.*........     675,000        7,863,750
    WellPoint Health Networks,
      Inc.*........................     279,500       23,561,850
                                                  --------------
                                                      58,837,485
                                                  --------------
INSURANCE -- 7.0%
    ACE Ltd........................     675,000       23,145,750
    American International Group,
      Inc.@........................   1,000,000       55,180,000
    MetLife, Inc...................     750,000       21,240,000
                                                  --------------
                                                      99,565,750
                                                  --------------
INTERNET SERVICES -- 1.4%
    Juniper Networks, Inc.*@.......   1,650,000       20,410,500
                                                  --------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.2%
    Applera Corp. -- Applied
      Biosytems Group..............     550,000       10,466,500
    Zimmer Holdings, Inc.*.........     150,000        6,757,500
                                                  --------------
                                                      17,224,000
                                                  --------------
METALS & MINING -- 0.4%
    Alcoa, Inc.....................     200,000        5,100,000
                                                  --------------
OIL & GAS -- 10.7%
    Amerada Hess Corp..............      23,500        1,155,730
    BP PLC [ADR]...................     600,000       25,212,000
    ChevronTexaco Corp.............     225,000       16,245,000
    ConocoPhillips.................     700,000       38,360,000
    Exxon Mobil Corp...............     600,000       21,546,000
    Kerr-McGee Corp................     500,000       22,400,000
    Marathon Oil Corp..............      46,100        1,214,735

AST ALLIANCE GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
    Nabors Industries Ltd.*........     325,000   $   12,853,750
    Occidental Petroleum Corp......     375,000       12,581,250
                                                  --------------
                                                     151,568,465
                                                  --------------
PHARMACEUTICALS -- 5.3%
    Cardinal Health, Inc...........      74,000        4,758,200
    Cephalon, Inc.*................     125,000        5,145,000
    Human Genome Sciences, Inc.*...      82,400        1,048,128
    Pfizer, Inc....................   1,250,000       42,687,500
    Wyeth..........................     475,000       21,636,250
                                                  --------------
                                                      75,275,078
                                                  --------------
RAILROADS -- 5.2%
    Burlington Northern Santa Fe
      Corp.........................     850,000       24,174,000
    Union Pacific Corp.............     850,000       49,317,000
                                                  --------------
                                                      73,491,000
                                                  --------------
RETAIL & MERCHANDISING -- 1.0%
    Home Depot, Inc................     225,000        7,452,000
    Penney, (J.C.) Co., Inc.@......     400,000        6,740,000
                                                  --------------
                                                      14,192,000
                                                  --------------
SEMICONDUCTORS -- 0.8%
    Intersil Corp. Cl-A*...........     400,000       10,644,000
                                                  --------------
TELECOMMUNICATIONS -- 2.4%
    SBC Communications, Inc........     500,000       12,775,000
    Sprint Corp.@..................     700,000       10,080,000
    Verizon Communications, Inc....     300,000       11,835,000
                                                  --------------
                                                      34,690,000
                                                  --------------
UTILITIES -- 2.2%
    Constellation Energy Group,
      Inc..........................     189,900        6,513,570
    Edison International Co.*......     700,000       11,501,000
    Entergy Corp...................      97,000        5,119,660
    PPL Corp.......................     175,000        7,525,000
                                                  --------------
                                                      30,659,230
                                                  --------------
TOTAL COMMON STOCK (Cost
  $1,237,166,417)..................                1,293,234,466
                                                  --------------
FOREIGN STOCK -- 0.6%
MEDICAL SUPPLIES & EQUIPMENT
    Alcon, Inc. -- (CHF)*
      (Cost $8,102,514)............     195,000        8,911,500
                                                  --------------
                                        PAR
                                       (000)
                                       -----
COMMERCIAL PAPER -- 6.3%
    American Express Co.
      0.75%, 07/03/03
      (Cost $89,996,250)...........  $   90,000       89,996,250
                                                  --------------
                                       SHARES         VALUE
                                       ------         -----
SHORT-TERM INVESTMENTS -- 8.9%
REGISTERED INVESTMENT COMPANIES
    Temporary Investment Cash
      Fund.........................  63,032,496   $   63,032,496
    Temporary Investment Fund......  63,032,495       63,032,495
                                                  --------------
    (Cost $126,064,991)............                  126,064,991
                                                  --------------
                                        PAR
                                       (000)
                                       -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 12.5%
CERTIFICATES OF DEPOSIT -- 7.2%
    American Express Centurion
      1.42%, 12/12/03 [FRN]........  $    3,755        3,754,982
    American Express Credit Corp.
      1.29%, 05/13/04 [FRN]........      13,315       13,314,662
    Bear Stearns Co., Inc.
      1.37%, 01/16/04 [FRN]........          87           86,925
    Dresdner Bank
      1.78%, 10/06/03 [FRN]........       1,438        1,437,959
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN]........          37           37,347
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03..............       5,765        5,764,883
      1.38%, 07/07/03..............       2,326        2,326,018
      1.26%, 07/28/03..............       8,635        8,634,539
    Monumental Global Funding
      1.48%, 05/28/04..............       1,174        1,174,415
    Morgan Stanley
      1.33%, 07/16/03 [FRN]........         386          386,289
      1.34%, 10/22/03 [FRN]........       1,673        1,673,068
      1.33%, 11/07/03 [FRN]........      15,694       15,693,619
      1.36%, 01/12/04 [FRN]........      22,298       22,297,703
      1.33%, 03/12/04 [FRN]........      15,943       15,943,238
    National City Bank of Indiana
      1.59%, 11/10/03 [FRN]........         877          876,674
    Svenska Handelsbanken
      1.44%, 07/01/03..............       3,641        3,640,979
    UBS Warburg
      1.38%, 07/01/03..............       4,556        4,555,723
                                                  --------------
                                                     101,599,023
                                                  --------------
                                       SHARES
                                       ------
NON-REGISTERED INVESTMENT COMPANIES -- 5.2%
    Institutional Money Market
      Trust........................  74,536,562       74,536,562
                                                  --------------

AST ALLIANCE GROWTH AND INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
REPURCHASE AGREEMENTS -- 0.1%
    UBS AG
      1.00%, dated 06/30/03,
      maturing 07/01/03, repurchase
      price $1,517,117
      (Collateralized by U.S.
      Treasury Notes, 3.25%, par
      value $1,530,207, market
      value $1,547,553 due
      12/31/03)....................  $    1,517   $    1,517,075
                                                  --------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED (Cost
  $177,652,660)....................                  177,652,660
                                                  --------------
TOTAL INVESTMENTS -- 119.6%
  (Cost $1,638,982,832)............                1,695,859,867
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (19.6%)................                 (278,154,746)
                                                  --------------
NET ASSETS -- 100.0%...............               $1,417,705,121
                                                  ==============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                       SHARES         VALUE
                                       ------         -----
COMMON STOCK -- 100.1%
ADVERTISING -- 0.3%
    Valassis Communications,
      Inc.*........................     151,000   $    3,883,770
                                                  --------------
BEVERAGES -- 5.0%
    PepsiCo, Inc...................   1,268,300       56,439,350
                                                  --------------
BROADCASTING -- 17.8%
    Clear Channel Communications,
      Inc.*........................   1,158,800       49,121,532
    Entravision Communications
      Corp. Cl-A*..................     889,400       10,094,690
    Liberty Media Corp. Cl-A*......   4,127,510       47,714,016
    Scripps, (E.W.) Co. CI-A@......     134,804       11,959,811
    Univision Communications, Inc.
      Cl-A*@.......................   2,150,300       65,369,119
    Westwood One, Inc.*............     511,700       17,361,981
                                                  --------------
                                                     201,621,149
                                                  --------------
BUSINESS SERVICES -- 4.8%
    First Data Corp.@..............   1,305,100       54,083,344
                                                  --------------
CABLE TELEVISION -- 4.3%
    Cablevision Systems New York
      Group Cl-A*@.................   2,382,699       49,464,831
                                                  --------------
COMPUTER HARDWARE -- 3.4%
    Dell Computer Corp.*...........   1,220,700       39,013,572
                                                  --------------
COMPUTER SERVICES & SOFTWARE -- 9.1%
    Cisco Systems, Inc.*...........   1,725,200       28,793,588
    EMC Corp.*.....................   1,046,700       10,958,949
    Intuit, Inc.*..................     236,426       10,528,050
    Microsoft Corp.................   2,060,594       52,771,812
                                                  --------------
                                                     103,052,399
                                                  --------------
CONGLOMERATES -- 5.0%
    Cendant Corp.*@................   3,121,700       57,189,544
                                                  --------------
ENTERTAINMENT & LEISURE -- 13.7%
    AOL Time Warner, Inc.*@........   1,109,424       17,850,632
    Harrah's Entertainment,
      Inc.*........................   1,017,100       40,928,104
    Metro-Goldwyn-Mayer, Inc.*.....     906,400       11,257,488
    Viacom, Inc. Cl-B*@............   1,946,150       84,968,909
                                                  --------------
                                                     155,005,133
                                                  --------------
FINANCIAL SERVICES -- 12.4%
    Ambac Financial Group, Inc.@...     157,600       10,441,000
    Fannie Mae.....................     630,316       42,508,511
    Freddie Mac....................     768,000       38,991,360
    Moody's Corp...................     209,658       11,051,073
    Schwab, (Charles) Corp.........   3,824,100       38,585,169
                                                  --------------
                                                     141,577,113
                                                  --------------
FOOD -- 1.9%
    Wrigley, (Wm., Jr.) Co.@.......     391,600       22,019,668
                                                  --------------
HOTELS & MOTELS -- 0.5%
    Starwood Hotels & Resorts
      Worldwide, Inc...............     216,573        6,191,822
                                                  --------------

                                       SHARES         VALUE
                                       ------         -----
INTERNET SERVICES -- 1.7%
    Sabre Holdings Corp............     790,650   $   19,489,523
                                                  --------------
PHARMACEUTICALS -- 9.5%
    Lilly, (Eli) & Co..............     382,700       26,394,819
    Pfizer, Inc....................   1,276,200       43,582,230
    Wyeth..........................     835,800       38,070,690
                                                  --------------
                                                     108,047,739
                                                  --------------
PRINTING & PUBLISHING -- 1.0%
    McGraw-Hill Co., Inc...........     185,000       11,470,000
                                                  --------------
REAL ESTATE -- 0.0%
    Corrections Corp. of
      America*.....................       2,665           67,504
                                                  --------------
RETAIL & MERCHANDISING -- 2.5%
    Dollar Tree Stores, Inc.*@.....      74,075        2,350,400
    Family Dollar Stores, Inc......     671,000       25,598,650
                                                  --------------
                                                      27,949,050
                                                  --------------
SEMICONDUCTORS -- 2.1%
    Intel Corp.....................     648,700       13,482,581
    Texas Instruments, Inc.........     597,500       10,516,000
                                                  --------------
                                                      23,998,581
                                                  --------------
TELECOMMUNICATIONS -- 5.1%
    EchoStar Communications Corp.
      Cl-A*@.......................     987,800       34,197,636
    QUALCOMM, Inc.@................     677,290       24,213,118
                                                  --------------
                                                      58,410,754
                                                  --------------
TOTAL COMMON STOCK
  (Cost $1,098,772,179)............                1,138,974,846
                                                  --------------
                                        PAR
                                       (000)
                                       -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 17.6%
CERTIFICATES OF DEPOSIT -- 6.9%
    Bear Stearns Co., Inc.
      1.37%, 01/16/04 [FRN]........  $      894          894,466
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03..............       9,941        9,941,143
      1.38%, 07/07/03..............       5,258        5,257,794
      1.26%, 07/28/03..............       5,081        5,081,067
    Monumental Global Funding
      1.48%, 05/28/04..............       6,366        6,366,093
    Morgan Stanley
      1.33%, 07/16/03 [FRN]........       1,240        1,240,129
      1.33%, 11/07/03 [FRN]........      12,218       12,218,244
      1.36%, 01/12/04 [FRN]........       6,628        6,628,193
      1.33%, 03/12/04 [FRN]........      20,241       20,240,912
    Svenska Handelsbanken
      1.44%, 07/01/03..............       6,279        6,278,616
    UBS Warburg
      1.38%, 07/01/03..............       4,386        4,386,494
                                                  --------------
                                                      78,533,151
                                                  --------------

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
COMMERCIAL PAPER -- 3.3%
    Dakota Credit Card Issuance
      Trust Certificate
      1.03%, 08/14/03..............  $   31,232   $   31,284,809
    Depfa Bank PLC
      1.00%, 08/19/03..............       5,669        5,679,384
                                                  --------------
                                                      36,964,193
                                                  --------------
                                       SHARES
                                       ------
NON-REGISTERED INVESTMENT COMPANIES -- 7.2%
    Institutional Money Market
      Trust........................  82,264,231       82,264,231
                                                  --------------
                                        PAR
                                       (000)
                                       -----
REPURCHASE AGREEMENTS -- 0.2%
    UBS AG
      1.00%, dated 06/30/03,
      maturing 07/01/03, repurchase
      price $2,616,163
      (Collateralized by U.S.
      Treasury Notes, 3.25%, par
      value $2,638,735, market
      value $2,668,647 due
      12/31/03)....................  $    2,616        2,616,090
                                                  --------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $200,377,665)..............                  200,377,665
                                                  --------------
TOTAL INVESTMENTS -- 117.7%
  (Cost $1,299,149,844)............                1,339,352,511
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (17.7%)..........                 (201,518,830)
                                                  --------------
NET ASSETS -- 100.0%...............               $1,137,833,681
                                                  ==============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         PAR
                                        (000)        VALUE
                                        -----        -----
CORPORATE OBLIGATIONS -- 23.4%
CONGLOMERATES -- 0.9%
    John Hancock Global Funding II
      1.197%, 12/10/03 [FRN] 144A....  $ 22,000  $   21,999,086
                                                 --------------
FINANCIAL-BANK & TRUST -- 1.5%
    J.P. Morgan Chase & Co.
      1.454%, 02/05/04 [FRN].........    12,500      12,512,377
    Northern Rock PLC
      1.16%, 03/18/04................    23,000      23,016,049
                                                 --------------
                                                     35,528,426
                                                 --------------
FINANCIAL-BROKERAGE -- 10.8%
    Bear Stearns Co., Inc.
      1.88%, 05/24/04 [FRN]..........    75,000      75,419,832
    Goldman Sachs Group, Inc.
      1.17%, 07/29/03 [VR]+..........    45,000      45,000,000
    Lehman Brothers Holdings, Inc.
      1.065%, 07/25/03 [FRN]++.......    85,000      85,000,000
    Merrill Lynch & Co.
      1.48%, 08/15/03 [FRN]..........     8,000       8,002,273
      1.44%, 10/01/03................    47,500      47,500,000
                                                 --------------
                                                    260,922,105
                                                 --------------
FINANCIAL SERVICES -- 7.9%
    American Express Centurion Bank
      1.014%, 05/24/04...............    25,000      25,000,000
    American Honda Finance
      1.241%, 05/12/04 ++............    52,000      52,000,000
    Caterpillar Financial Services
      Corp.
      1.426%, 10/16/03...............    25,000      25,010,490
      1.44%, 03/05/04 [FRN]..........    25,000      25,034,049
      1.429%, 04/02/04 [FRN].........    28,000      28,036,402
    Donaldson Lufkin Jenrette
      6.17%, 07/15/03................     4,000       4,006,051
    HBOS Treasury Services PLC
      1.329%, 01/22/04...............    23,000      23,001,577
      1.33%, 01/23/04................    10,000      10,001,269
                                                 --------------
                                                    192,089,838
                                                 --------------
RETAIL & MERCHANDISING -- 2.3%
    Wal-Mart Stores, Inc.
      4.375%, 08/01/03...............    55,195      55,328,480
                                                 --------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $565,867,935)................               565,867,935
                                                 --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.7%
    Federal Home Loan Bank
      0.50%, 07/01/03................    43,190      43,190,000
                                                 --------------
    Federal Home Loan Mortgage Corp.
      1.05%, 08/29/03................    85,000      84,853,729
      1.24%, 08/14/03................    45,000      44,931,800
      3.25%, 01/15/04................    36,320      36,719,325
                                                 --------------
                                                    166,504,854
                                                 --------------

                                         PAR
                                        (000)        VALUE
                                        -----        -----
    Federal National Mortgage Assoc.
      0.875%, 12/17/03...............  $100,000  $   99,589,236
      1.28%, 01/02/04................    22,000      21,855,289
                                                 --------------
                                                    121,444,525
                                                 --------------
    (Cost $331,139,379)..............               331,139,379
                                                 --------------
TIME DEPOSIT -- 11.8%
    Deutsche Bank AG
      1.25%, 07/01/03................   100,000     100,000,000
    Fortis Bank
      1.375%, 07/01/03...............    90,000      90,000,000
    ING Belgium
      1.375%, 07/01/03...............    95,000      95,000,000
                                                 --------------
    (Cost $285,000,000)..............               285,000,000
                                                 --------------
CERTIFICATES OF DEPOSIT -- 6.6%
    Fifth Third Bank
      1.255%, 07/18/03...............    88,000      88,000,000
    Svenska Handelsbanken NY
      1.22%, 08/07/03................    73,000      73,000,000
                                                 --------------
    (Cost $161,000,000)..............               161,000,000
                                                 --------------
                                        SHARES
                                        ------
REGISTERED INVESTMENT COMPANIES -- 0.0%
    Temporary Investment Cash Fund...       267             267
    Temporary Investment Fund........       267             267
                                                 --------------
    (Cost $534)......................                       534
                                                 --------------
                                         PAR
                                        (000)
                                        -----
COMMERCIAL PAPER -- 44.1%
CONSUMER PRODUCTS & SERVICES -- 0.8%
    Johnson & Johnson
      1.18%, 09/18/03++..............  $ 20,000      19,948,211
                                                 --------------
FINANCIAL-BANK & TRUST -- 22.7%
    Allied Irish Bank
      1.18%, 08/20/03................    25,000      24,959,028
      1.04%, 12/15/03................    45,000      44,782,900
    Banco Bilbao Vizcaya Argentaria
      1.29%, 08/15/03++..............    40,000      39,935,500
    Bank of Ireland
      1.22%, 07/14/03++..............    75,000      74,966,958
    Credit Lyonnais
      1.23%, 08/07/03................    35,000      34,955,754
    Danske Bank
      1.24%, 07/09/03................    76,000      75,979,058
    HSBC Bank Canada
      1.22%, 02/04/04++..............    34,000      33,748,816
    Irish Life and Permanent
      1.23%, 08/05/03++..............    73,000      72,912,704
    Lloyds TSB Bank PLC
      1.26%, 07/28/03................    80,000      79,924,400

AST MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         PAR
                                        (000)        VALUE
                                        -----        -----
    National Bank of New Zealand
      0.93%, 09/24/03++..............  $ 30,000  $   29,934,125
      0.93%, 10/08/03++..............    40,000      39,897,700
                                                 --------------
                                                    551,996,943
                                                 --------------
FINANCIAL SERVICES -- 15.6%
    GE Financial Assurance
      0.93%, 09/19/03................    40,000      39,917,333
    Nordea Bank
      1.00%, 08/14/03................    68,000      67,916,889
    Northern Rock PLC
      0.92%, 11/25/03................    50,000      49,812,167
    Societe Generale North America
      1.23%, 07/01/03................    73,000      73,000,000
    Spintab
      1.25%, 07/16/03................    76,500      76,460,156
    Unicredit, Inc.
      0.92%, 09/17/03................    70,000      69,860,467
                                                 --------------
                                                    376,967,012
                                                 --------------

                                         PAR
                                        (000)        VALUE
                                        -----        -----
METALS & MINING -- 1.6%
    Alcon Capital Corp.
      1.20%, 07/28/03++..............  $ 39,000  $   38,964,900
                                                 --------------
OIL & GAS -- 3.4%
    TotalFinaElf SA
      1.26%, 08/11/03++..............    82,100      81,982,187
                                                 --------------
TOTAL COMMERCIAL PAPER
  (Cost $1,069,859,253)..............             1,069,859,253
                                                 --------------
TOTAL INVESTMENTS -- 99.6%
  (Cost $2,412,867,101)..............             2,412,867,101
OTHER ASSETS LESS
  LIABILITIES -- 0.4%................                 8,849,586
                                                 --------------
NET ASSETS -- 100.0%.................            $2,421,716,687
                                                 ==============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

++ Security is restricted to resale and may not be resold except to qualified institutional buyers. At the end of June 30, 2003, these securities amounted to 20.0% of net assets.

See Notes to Financial Statements.

AST DEAM GLOBAL ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES         VALUE
                                        ------         -----
REGISTERED INVESTMENT COMPANIES -- 99.2%
    AST DeAM Bond Portfolio.........   10,357,168   $109,578,839
    AST DeAM International Equity
      Portfolio.....................    2,183,451     19,716,563
    AST DeAM Large-Cap Growth
      Portfolio.....................    7,332,961     63,650,101
    AST DeAM Large-Cap Value
      Portfolio.....................    7,210,974     61,942,266
    AST DeAM Small-Cap Growth
      Portfolio.....................      716,428      4,470,510
    AST DeAM Small-Cap Value
      Portfolio.....................      521,877      4,629,046
                                                    ------------
TOTAL INVESTMENTS -- 99.2%
  (Cost $277,184,740)...............                 263,987,325
OTHER ASSETS LESS
  LIABILITIES -- 0.8%...............                   2,249,843
                                                    ------------
NET ASSETS -- 100.0%................                $266,237,168
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES         VALUE
                                        ------         -----
COMMON STOCK -- 91.6%
AUTOMOTIVE PARTS -- 3.5%
    AutoNation, Inc.*@..............     625,300   $   9,829,716
    Lear Corp.*.....................     386,900      17,805,138
                                                   -------------
                                                      27,634,854
                                                   -------------
BEVERAGES -- 2.3%
    Constellation Brands, Inc.
      Cl-A*.........................     563,600      17,697,040
                                                   -------------
BUILDING MATERIALS -- 1.4%
    American Standard Companies,
      Inc.*.........................     145,200      10,734,636
                                                   -------------
BUSINESS SERVICES -- 3.9%
    Manpower, Inc.@.................     500,000      18,545,000
    Viad Corp.......................     523,500      11,721,165
                                                   -------------
                                                      30,266,165
                                                   -------------
CLOTHING & APPAREL -- 3.7%
    Liz Claiborne, Inc..............     331,400      11,681,850
    Payless ShoeSource, Inc.*.......     627,900       7,848,750
    VF Corp.........................     282,500       9,596,525
                                                   -------------
                                                      29,127,125
                                                   -------------
COMPUTER SERVICES & SOFTWARE -- 1.7%
    Computer Associates
      International, Inc.@..........     609,900      13,588,572
                                                   -------------
CONGLOMERATES -- 1.0%
    Johnson Controls, Inc...........      92,300       7,900,880
                                                   -------------
CONSUMER PRODUCTS & SERVICES -- 1.0%
    Regis Corp......................     277,600       8,064,280
                                                   -------------
ENTERTAINMENT & LEISURE -- 1.3%
    Brunswick Corp..................     393,300       9,840,366
                                                   -------------
FINANCIAL-BANK & TRUST -- 9.5%
    Charter One Financial, Inc......     503,000      15,683,540
    City National Corp..............     182,600       8,136,656
    GreenPoint Financial Corp.......     266,800      13,590,792
    North Fork Bancorp, Inc.........     405,500      13,811,330
    SouthTrust Corp.................     351,000       9,547,200
    TCF Financial Corp..............     349,000      13,904,160
                                                   -------------
                                                      74,673,678
                                                   -------------
FINANCIAL SERVICES -- 6.4%
    Ambac Financial Group, Inc.@....     203,750      13,498,438
    CIT Group, Inc.@................     388,600       9,578,990
    Doral Financial Corp............      95,400       4,259,610
    Federated Investors, Inc........     288,000       7,896,960
    IndyMac Bancorp, Inc............     585,200      14,875,784
                                                   -------------
                                                      50,109,782
                                                   -------------
FOOD -- 1.4%
    Del Monte Foods Co.*............   1,212,000      10,714,080
                                                   -------------

                                        SHARES         VALUE
                                        ------         -----
HEALTHCARE SERVICES -- 15.0%
    Anthem, Inc.*...................     150,300   $  11,595,645
    DaVita, Inc.*...................     499,000      13,363,220
    Laboratory Corp. of America
      Holdings*@....................     415,400      12,524,310
    Lincare Holdings, Inc.*@........     450,400      14,192,104
    Omnicare, Inc.@.................     532,200      17,983,037
    Quest Diagnostics, Inc.*@.......     216,700      13,825,460
    Tenet Healthcare Corp.*.........     442,000       5,149,300
    Triad Hospitals, Inc.*..........     633,200      15,716,024
    Universal Health Services, Inc.
      Cl-B*@........................     337,200      13,359,864
                                                   -------------
                                                     117,708,964
                                                   -------------
INDUSTRIAL PRODUCTS -- 4.1%
    Mohawk Industries, Inc.*@.......     248,700      13,810,311
    SPX Corp.*@.....................     413,500      18,218,810
                                                   -------------
                                                      32,029,121
                                                   -------------
INSURANCE -- 12.1%
    Loews Corp......................     253,800      12,002,202
    PartnerRe Ltd...................     287,600      14,699,236
    PMI Group, Inc..................     436,000      11,702,240
    Radian Group, Inc...............     417,000      15,283,050
    RenaissanceRe Holdings Ltd......     343,200      15,622,464
    Wellchoice, Inc.*...............     391,300      11,457,264
    XL Capital Ltd. Cl-A............     167,900      13,935,700
                                                   -------------
                                                      94,702,156
                                                   -------------
OIL & GAS -- 8.2%
    Apache Corp.....................     121,707       7,918,257
    Devon Energy Corp...............     177,730       9,490,782
    Equitable Resources, Inc........     171,300       6,978,762
    Pioneer Natural Resources
      Co.*..........................     470,000      12,267,000
    Sunoco, Inc.....................     401,700      15,160,159
    XTO Energy, Inc.@...............     602,066      12,107,547
                                                   -------------
                                                      63,922,507
                                                   -------------
RESTAURANTS -- 0.7%
    Brinker International, Inc.*@...     161,800       5,828,036
                                                   -------------
RETAIL & MERCHANDISING -- 5.8%
    Foot Locker, Inc................   1,294,400      17,150,800
    May Department Stores Co.@......     281,000       6,255,060
    Office Depot, Inc.*.............     657,300       9,537,423
    Pier 1 Imports, Inc.............     612,900      12,503,160
                                                   -------------
                                                      45,446,443
                                                   -------------
TRANSPORTATION -- 3.0%
    CNF, Inc........................     389,400       9,882,972
    Teekay Shipping Corp............     325,100      13,946,790
                                                   -------------
                                                      23,829,762
                                                   -------------

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES         VALUE
                                        ------         -----
UTILITIES -- 5.6%
    Energy East Corp.@..............     381,600   $   7,922,016
    Entergy Corp....................      72,700       3,837,106
    Exelon Corp.....................     152,462       9,118,752
    Pepco Holdings, Inc.............     570,000      10,921,200
    PPL Corp.@......................     282,500      12,147,500
                                                   -------------
                                                      43,946,574
                                                   -------------
TOTAL COMMON STOCK
  (Cost $678,068,540)...............                 717,765,021
                                                   -------------
FOREIGN STOCK -- 2.3%
OIL & GAS -- 1.4%
    Talisman Energy,
      Inc. -- (CAD).................     225,700      10,348,345
                                                   -------------
RAILROADS -- 0.9%
    Canadian National Railway Co. --
      (CAD).........................     151,300       7,301,738
                                                   -------------
TOTAL FOREIGN STOCK
  (Cost $15,653,829)................                  17,650,083
                                                   -------------
SHORT-TERM INVESTMENTS -- 5.0%
REGISTERED INVESTMENT COMPANIES
    Temporary Investment Cash Fund
    (Cost $39,195,474)..............  39,195,474      39,195,474
                                                   -------------
                                         PAR
                                        (000)
                                        -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 14.6%
CERTIFICATES OF DEPOSIT -- 6.5%
    American Express Centurion
      1.34%, 01/27/04 [FRN].........  $    6,153       6,152,870
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]..........       2,418       2,417,976
      1.37%, 01/16/04 [FRN].........       5,202       5,202,327
    Dresdner Bank
      1.78%, 10/06/03 [FRN].........       3,278       3,278,411
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN].........         681         680,562
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03...............       5,318       5,317,819
      1.26%, 07/28/03...............       2,904       2,903,864
    Monumental Global Funding
      1.48%, 05/28/04...............       1,993       1,992,757

                                         PAR
                                        (000)          VALUE
                                        -----          -----
    Morgan Stanley
      1.33%, 07/16/03 [FRN].........  $    3,401   $   3,401,177
      1.33%, 03/12/04 [FRN].........       7,890       7,890,313
    National City Bank of Indiana
      1.59%, 11/10/03 [FRN].........       6,817       6,816,523
    Svenska Handelsbanken
      1.44%, 07/01/03...............       3,359       3,358,622
    UBS Warburg
      1.38%, 07/01/03...............       1,611       1,611,173
                                                   -------------
                                                      51,024,394
                                                   -------------
COMMERCIAL PAPER -- 1.1%
    Amsterdam Funding Corp.
      1.07%, 07/23/03...............       1,009       1,010,214
    Amstel Funding Corp.
      1.24%, 08/05/03...............       7,297       7,312,144
    Barton Capital
      1.07%, 07/23/03...............         336         336,738
                                                   -------------
                                                       8,659,096
                                                   -------------
                                        SHARES
                                        ------
NON-REGISTERED INVESTMENT COMPANIES -- 6.8%
    Institutional Money Market
      Trust.........................  53,289,658      53,289,658
                                                   -------------
                                         PAR
                                        (000)
                                        -----
REPURCHASE AGREEMENTS -- 0.2%
    UBS AG
      1.00%, dated 06/30/03,
      maturing 07/01/03, repurchase
      price $1,399,465
      (Collateralized by U.S.
      Treasury Notes, 3.25%, par
      value $1,411,539, market value
      $1,427,540 due 12/31/03)......  $    1,399       1,399,426
                                                   -------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $114,372,574)...............                 114,372,574
                                                   -------------
TOTAL INVESTMENTS -- 113.5%
  (Cost $847,290,417)...............                 888,983,152
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (13.5%)...........                (105,544,838)
                                                   -------------
NET ASSETS -- 100.0%................               $ 783,438,314
                                                   =============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST FEDERATED HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
CORPORATE OBLIGATIONS -- 84.4%
ADVERTISING -- 1.0%
    Advanstar Communications, Inc.
      12.00%, 02/15/11................   $ 3,450    $  3,268,875
    Advanstar, Inc.
      6.42%, 10/15/11 [STEP]..........     1,100         613,250
    Lamar Media Corp.
      7.25%, 01/01/13 144A............     1,525       1,627,938
    R.H. Donnelley Corp.
      10.875%, 12/15/12 144A..........     2,850       3,320,250
                                                    ------------
                                                       8,830,313
                                                    ------------
AEROSPACE -- 0.5%
    Alliant Techsystems, Inc.
      8.50%, 05/15/11.................     2,200       2,447,500
    Anteon Corp.
      12.00%, 05/15/09................     1,425       1,574,625
    Esterline Technologies Corp.
      7.75%, 06/15/13 144A............       675         710,438
                                                    ------------
                                                       4,732,563
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.5%
    General Motors Corp.
      7.125%, 07/15/13................     2,175       2,187,267
      8.375%, 07/15/33................     2,175       2,147,291
                                                    ------------
                                                       4,334,558
                                                    ------------
AUTOMOTIVE PARTS -- 3.6%
    Accuride Corp. Cl-B
      9.25%, 02/01/08.................       800         736,000
    Advanced Accessory Systems
      10.75%, 06/15/11 144A...........       975       1,043,250
    American Axle & Manufacturing,
      Inc.
      9.75%, 03/01/09.................     3,600       3,897,000
    Arvin Industries, Inc.
      6.75%, 03/15/08.................     1,400       1,464,750
      7.125%, 03/15/09................       775         818,594
    ArvinMeritor, Inc.
      8.75%, 03/01/12.................     2,350       2,649,625
    Lear Corp. Cl-B
      8.11%, 05/15/09.................     8,100       9,375,749
    Rexnord Corp.
      10.125%, 12/15/12 144A..........     2,700       2,983,500
    TRW Automotive, Inc.
      11.00%, 02/15/13 144A...........     4,825       5,331,625
    United Auto Group, Inc.
      9.625%, 03/15/12................     2,300       2,449,500
    United Components, Inc.
      9.375%, 06/15/13 144A...........     1,250       1,321,875
                                                    ------------
                                                      32,071,468
                                                    ------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
BEVERAGES -- 0.9%
    Constellation Brands, Inc.
      8.00%, 02/15/08.................   $ 1,625    $  1,791,563
      8.125%, 01/15/12................     1,900       2,061,500
    Cott Beverages, Inc.
      8.00%, 12/15/11.................     2,000       2,172,500
    Le-Natures, Inc.
      9.00%, 06/15/13 144A............     1,600       1,664,000
                                                    ------------
                                                       7,689,563
                                                    ------------
BROADCASTING -- 1.3%
    Liberty Media Group
      7.75%, 07/15/09.................     1,800       2,111,868
    Muzak Finance
      10.00%, 02/15/09 144A...........     1,275       1,345,125
    Sinclair Broadcast Group, Inc.
      8.75%, 12/15/11.................     3,075       3,397,875
      8.00%, 03/15/12 144A............     1,200       1,293,000
    XM Satelite Radio, Inc.
      12.167%, 12/31/09 [STEP]........     2,312       1,676,399
      12.00%, 06/15/10 144A...........     1,750       1,741,250
                                                    ------------
                                                      11,565,517
                                                    ------------
BUILDING MATERIALS -- 0.4%
    Associated Materials, Inc.
      9.75%, 04/15/12.................     1,125       1,231,875
    NCI Building Systems, Inc. Cl-B
      9.25%, 05/01/09.................     2,050       2,193,500
                                                    ------------
                                                       3,425,375
                                                    ------------
BUSINESS SERVICES -- 0.5%
    Brickman Group Ltd.
      11.75%, 12/15/09 144A...........     2,475       2,784,375
    Sitel Corp.
      9.25%, 03/15/06.................     2,175       2,066,250
                                                    ------------
                                                       4,850,625
                                                    ------------
CABLE TELEVISION -- 2.5%
    Charter Communications Holdings
      LLC
      10.00%, 04/01/09................     4,200       3,192,000
      10.00%, 05/15/11................     3,500       2,537,500
      11.75%, 05/15/11 [STEP].........     5,050       2,550,250
    CSC Holdings, Inc.
      7.875%, 12/15/07................     5,075       5,201,875
      8.125%, 07/15/09................     2,025       2,100,938
      9.875%, 02/15/13................     2,750       2,818,750
      10.50%, 05/15/16................       425         465,375
    Lenfest Communications, Inc.
      10.50%, 06/15/06................       200         238,000
    Lodgenet Entertainment Corp.
      9.50%, 06/15/13.................     2,100       2,184,000
    Rogers Cablesystems Ltd.
      11.00%, 12/01/15................       750         851,250
                                                    ------------
                                                      22,139,938
                                                    ------------

AST FEDERATED HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
CHEMICALS -- 3.1%
    Equistar Chemical Funding Corp.
      10.125%, 09/01/08...............   $ 2,900    $  2,994,250
    FMC Corp.
      10.25%, 11/01/09................     1,600       1,816,000
      7.75%, 07/01/11.................       275         264,000
    General Chemical Industry
      Products, Inc.
      10.625%, 05/01/09+,++++.........     1,075         284,875
    Huntsman Advanced Materials
      11.00%, 07/15/10 144A...........       800         830,000
    Huntsman ICI Chemicals Corp.
      10.125%, 07/01/09...............     4,300       4,192,499
    Lyondell Chemical Co.
      9.875%, 05/01/07................     2,250       2,227,500
      9.50%, 12/15/08.................     2,850       2,750,250
      10.875%, 05/01/09...............     3,775       3,605,125
    Salt Holdings Corp., Inc.
      12.75%, 12/15/12 [STEP] 144A....     1,900       1,320,500
      5.928%, 06/01/13 [STEP] 144A....     3,950       2,310,750
    Texas Petrochemical Corp.
      11.125%, 07/01/06...............     2,125         605,625
    United Industries Corp.
      9.875%, 04/01/09 144A...........       650         692,250
    United Industries Corp. Cl-B
      9.875%, 04/01/09................     3,225       3,434,625
                                                    ------------
                                                      27,328,249
                                                    ------------
CLOTHING & APPAREL -- 1.4%
    Dyersburg Corp. Cl-B
      9.75%, 09/01/07+,++++...........     1,725           8,798
    GFSI, Inc. Cl-B
      9.625%, 03/01/07................     2,175       1,859,625
    Levi Strauss & Co.
      11.625%, 01/15/08...............     2,875       2,486,874
      12.25%, 12/15/12................     1,150         963,125
    Phillips Van Heusen Corp.
      8.125%, 05/01/13 144A...........     1,125       1,158,750
    Russell Corp.
      9.25%, 05/01/10.................     1,975       2,172,500
    Warnaco, Inc.
      8.875%, 06/15/13 144A...........     1,950       2,047,500
    William Carter Co.
      10.875%, 08/15/11...............     1,650       1,870,688
                                                    ------------
                                                      12,567,860
                                                    ------------
COMPUTER HARDWARE -- 0.2%
    Seagate Technology HDD Holdings
      8.00%, 05/15/09.................     1,800       1,944,000
                                                    ------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
COMPUTER SERVICES & SOFTWARE -- 0.4%
    Cooperative Computing, Inc.
      10.50%, 06/15/11 144A...........   $ 1,025    $  1,066,000
    Unisys Corp.
      6.875%, 03/15/10................     2,500       2,612,500
                                                    ------------
                                                       3,678,500
                                                    ------------
CONGLOMERATES -- 0.4%
    Eagle-Picher Industries, Inc.
      9.375%, 03/01/08................     3,700       3,422,500
                                                    ------------
CONSTRUCTION -- 0.5%
    MMI Products, Inc. Cl-B
      11.25%, 04/15/07................     3,125       2,203,125
    Nortek Holdings, Inc.
      9.25%, 03/15/07.................     1,600       1,664,000
      9.125%, 09/01/07................       850         886,125
                                                    ------------
                                                       4,753,250
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 3.7%
    American Achievement Corp.
      11.625%, 01/01/07...............     2,900       3,182,750
    American Greetings Corp.
      11.75%, 07/15/08................     3,025       3,501,437
    American Safety Razor Co.
      9.875%, 08/01/05................       650         632,125
    Amscan Holdings, Inc.
      9.875%, 12/15/07................     1,800       1,809,000
    Cabot Safety Corp.
      12.50%, 07/15/05................     2,150       2,203,750
    Chattem, Inc. Cl-B
      8.875%, 04/01/08................     2,775       2,858,250
    Coinmach Corp.
      9.00%, 02/01/10.................     1,050       1,144,500
    Diamond Brands Operating, Inc.
      12.875%, 04/15/09
        [STEP]+,++++..................     1,500             150
    Dimon, Inc.
      7.75%, 06/01/13 144A............     1,650       1,707,750
    Foamex L.P. Capital Corp.
      13.50%, 08/15/05................     2,650       1,073,250
      9.875%, 06/15/07................       325         125,125
      10.75%, 04/01/09................     1,025         814,875
    ICON Health & Fitness, Inc.
      11.25%, 04/01/12................     1,225       1,310,750
    Ingram Micro, Inc.
      9.875%, 08/15/08................     3,025       3,282,125
    Jarden Corp.
      9.75%, 05/01/12.................     1,775       1,925,875
    Jostens, Inc.
      12.75%, 05/01/10................     1,900       2,270,500

AST FEDERATED HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    Playtex Products, Inc.
      9.375%, 06/01/11................   $ 3,000    $  3,015,000
    Sleepmaster LLC
      11.00%, 05/15/09+,++++..........     1,000         277,500
    Volume Services America, Inc.
      11.25%, 03/01/09................     1,975       1,975,000
                                                    ------------
                                                      33,109,712
                                                    ------------
CONTAINERS & PACKAGING -- 3.9%
    Berry Plastics Corp.
      10.75%, 07/15/12................     1,600       1,776,000
    Graham Packaging Co.
      5.015%, 01/15/08 [FRN]..........     1,325       1,212,375
      8.75%, 01/15/08 144A............       800         796,000
      8.75%, 01/15/08.................     2,525       2,525,000
      10.75%, 01/15/09................       500         517,500
    Greif, Inc.
      8.875%, 08/01/12................     1,600       1,728,000
    Huntsman Packaging Corp.
      13.00%, 06/01/10................     2,100       1,984,500
    Jefferson Smurfit Corp.
      8.25%, 10/01/12.................     1,500       1,627,500
      7.50%, 06/01/13 144A............     1,200       1,236,000
    Owens-Brockway Glass Container
      Corp.
      8.875%, 02/15/09................     1,150       1,253,500
      7.75%, 05/15/11 144A............     3,550       3,754,125
      8.25%, 05/15/13 144A............     1,500       1,567,500
    Owens-Illinois, Inc.
      7.15%, 05/15/05.................     4,200       4,304,999
      8.10%, 05/15/07.................     1,000       1,030,000
      7.35%, 05/15/08.................     2,050       2,070,500
    Plastipak Holdings, Inc.
      10.75%, 09/01/11................     2,600       2,821,000
    Pliant Corp.
      11.125%, 09/01/09 144A..........       500         533,750
      13.00%, 06/01/10................     1,675       1,582,875
    Riverwood International Corp.
      10.625%, 08/01/07...............     2,200       2,321,000
    Russell-Stanley Holdings, Inc.
      9.00%, 11/30/08 144A [PIK]......       298         120,011
                                                    ------------
                                                      34,762,135
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.7%
    Stoneridge, Inc.
      11.50%, 05/01/12................     3,175       3,603,625
    Wesco Distribution, Inc. Cl-B
      9.125%, 06/01/08................     2,425       2,279,500
                                                    ------------
                                                       5,883,125
                                                    ------------
ENTERTAINMENT & LEISURE -- 9.9%
    AMC Entertainment, Inc.
      9.50%, 03/15/09.................     2,225       2,286,188
      9.875%, 02/01/12................     1,875       2,034,375
    AMF Bowling Worldwide, Inc.
      13.00%, 09/01/08................     1,625       1,787,500

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    Boyd Gaming Corp.
      8.75%, 04/15/12.................   $ 2,800    $  3,080,000
      7.75%, 12/15/12.................     1,750       1,863,750
    Cinemark USA, Inc.
      9.00%, 02/01/13 144A............     1,350       1,478,250
    Coast Hotels & Casinos, Inc.
      9.50%, 04/01/09.................     2,275       2,445,625
    Florida Panthers Holdings, Inc.
      9.875%, 04/15/09................     3,025       3,267,000
    Harrah's Operating Co., Inc.
      7.875%, 12/15/05................     7,600       8,283,999
    Isle of Capri Casinos, Inc.
      8.75%, 04/15/09.................     1,475       1,585,625
      9.00%, 03/15/12.................     1,400       1,519,000
    Mandalay Resort Group
      10.25%, 08/01/07................     5,375       6,073,750
      9.50%, 08/01/08.................       750         862,500
      9.375%, 02/15/10................     1,300       1,472,250
    MGM Mirage, Inc.
      9.75%, 06/01/07.................     6,850       7,791,874
      8.50%, 09/15/10.................     1,925       2,266,688
      8.375%, 02/01/11................     2,025       2,298,375
    Mohegan Tribal Gaming Co.
      8.375%, 07/01/11................     1,100       1,193,500
      8.00%, 04/01/12.................     1,550       1,677,875
    Park Place Entertainment Corp.
      9.375%, 02/15/07................     1,125       1,248,750
      7.875%, 03/15/10................     2,550       2,738,063
      8.125%, 05/15/11................     4,800       5,256,000
    Penn National Gaming, Inc.
      8.875%, 03/15/10................     1,850       1,979,500
    Penn National Gaming, Inc. Cl-B
      11.125%, 03/01/08...............     2,000       2,230,000
    Premier Parks, Inc.
      9.75%, 06/15/07.................     1,600       1,592,000
    Regal Cinemas, Inc.
      9.375%, 02/01/12................     3,525       3,895,125
    Royal Caribbean Cruises Ltd.
      8.00%, 05/15/10.................     2,050       2,126,875
    Six Flags, Inc.
      9.75%, 04/15/13 144A............     2,125       2,103,750
    Sun International Ltd.
      8.875%, 08/15/11................     2,750       2,997,500
    True Temper Sports, Inc.
      10.875%, 12/01/08...............     1,950       2,086,500
    Venetian Casino Resort LLC
      11.00%, 06/15/10................     2,600       2,951,000
    Wynn Las Vegas LLC
      12.00%, 11/01/10................     1,500       1,672,500
                                                    ------------
                                                      86,145,687
                                                    ------------

AST FEDERATED HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
ENVIRONMENTAL SERVICES -- 2.2%
    Allied Waste North America Co.
      Cl-B
      7.625%, 01/01/06................   $ 2,300    $  2,397,750
      8.50%, 12/01/08.................     3,150       3,409,875
      7.875%, 01/01/09................     7,450       7,748,000
      10.00%, 08/01/09................     3,650       3,905,500
    Synagro Technologies, Inc.
      9.50%, 04/01/09.................     1,675       1,800,625
                                                    ------------
                                                      19,261,750
                                                    ------------
FARMING & AGRICULTURE -- 0.5%
    AGCO Corp.
      9.50%, 05/01/08.................     1,500       1,657,500
    Dimon, Inc.
      9.625%, 10/15/11................       725         801,125
    Pilgrim's Pride Corp.
      9.625%, 09/15/11................     1,950       2,067,000
                                                    ------------
                                                       4,525,625
                                                    ------------
FINANCIAL SERVICES -- 1.8%
    Ahold Finance USA, Inc.
      6.875%, 05/01/29................       525         451,500
    Armkel Finance, Inc.
      9.50%, 08/15/09.................     1,275       1,447,125
    Caithness Coso Fund Corp.
      9.05%, 12/15/09.................     2,974       3,137,453
    Moore North America Finance, Inc.
      7.875%, 01/15/11 144A...........       850         892,500
    PCA Finance Corp.
      11.875%, 08/01/09...............     3,000       3,345,000
    Unifrax Investment Corp.
      10.50%, 11/01/03................     1,899       1,908,495
    Worldspan L.P./WS Financial Corp.
      9.625%, 06/15/11 144A...........       625         650,000
    Yell Finance BV
      10.75%, 08/01/11................     1,750       2,030,000
      13.50%, 08/01/11 [STEP].........     2,125       1,806,250
                                                    ------------
                                                      15,668,323
                                                    ------------
FOOD -- 4.1%
    Agrilink Foods, Inc.
      11.875%, 11/01/08...............     3,750       4,078,124
    American Seafood Group LLC
      10.125%, 04/15/10...............     3,325       3,773,875
    B&G Foods, Inc.
      9.625%, 08/01/07................     1,675       1,737,813
    Del Monte Foods Co. Cl-B
      9.25%, 05/15/11.................     3,625       3,969,374
      8.625%, 12/15/12 144A...........     1,700       1,848,750
    Dole Food Co., Inc.
      8.625%, 05/01/09................     3,100       3,301,500
      7.25%, 06/15/10 144A............     1,700       1,708,500
    Dominos, Inc.
      8.25%, 07/01/11 144A............       825         855,938

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    Eagle Family Foods, Inc. Cl-B
      8.75%, 01/15/08.................   $ 2,200    $  1,507,000
    Land O' Lakes, Inc.
      8.75%, 11/15/11.................     1,675       1,331,625
    Michael Foods, Inc.
      11.75%, 04/01/11................     1,950       2,252,250
    New World Pasta Co.
      9.25%, 02/15/09.................     1,825         593,125
    Smithfield Foods, Inc.
      7.625%, 02/15/08................     1,300       1,348,750
      8.00%, 10/15/09.................     1,600       1,732,000
      7.75%, 05/15/13 144A............     3,050       3,255,875
    Swift & Co.
      10.125%, 10/01/09 144A..........     1,350       1,410,750
      12.50%, 01/01/10 144A...........     1,250       1,293,750
                                                    ------------
                                                      35,998,999
                                                    ------------
FURNITURE -- 0.4%
    Sealy Mattress Co. Cl-B
      9.875%, 12/15/07 144A...........     1,525       1,517,375
      9.875%, 12/15/07................     1,175       1,169,125
      10.875%, 12/15/07...............     1,200       1,218,000
                                                    ------------
                                                       3,904,500
                                                    ------------
HEALTHCARE SERVICES -- 2.7%
    Ameripath, Inc.
      10.50%, 04/01/13 144A...........     2,375       2,553,125
    HCA, Inc.
      6.91%, 06/15/05.................     5,225       5,543,881
      7.875%, 02/01/11................     3,875       4,301,715
    Hudson Respiratory Care, Inc.
      9.125%, 04/15/08................     1,125         624,375
    Magellan Health Services, Inc.
      9.375%, 11/15/07++++............     1,225       1,225,000
    Manor Care, Inc.
      8.00%, 03/01/08.................     2,700       3,067,875
    Tenet Healthcare Corp.
      5.375%, 11/15/06................     1,075       1,044,094
      6.375%, 12/01/11................       625         592,188
    US Oncology, Inc.
      9.625%, 02/01/12................       925         994,375
    Vanguard Health Systems, Inc.
      9.75%, 08/01/11.................     4,000       4,090,000
                                                    ------------
                                                      24,036,628
                                                    ------------
HOTELS & MOTELS -- 2.1%
    Courtyard by Marriott II Ltd. Cl-B
      10.75%, 02/01/08................     1,175       1,180,875
    Felcor Lodging L.P.
      9.50%, 09/15/08.................       675         705,375
      8.50%, 06/01/11.................       850         860,625
    Hilton Hotels Corp.
      7.625%, 05/15/08................     2,350       2,529,188
      8.25%, 02/15/11.................     2,350       2,637,875

AST FEDERATED HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    MeriStar Hospitality Corp.
      9.00%, 01/15/08 [REIT]..........   $   675    $    668,250
      9.125%, 01/15/11 [REIT].........     1,500       1,473,750
    MTR Gaming Group
      9.75%, 04/01/10 144A............     1,725       1,794,000
    RFS Partnership L.P.
      9.75%, 03/01/12.................       600         610,500
    Starwood Hotels & Resorts
      Worldwide, Inc.
      6.75%, 11/15/05.................     1,300       1,358,500
      7.375%, 05/01/07................     4,500       4,770,000
                                                    ------------
                                                      18,588,938
                                                    ------------
INDUSTRIAL PRODUCTS -- 2.0%
    Brand Services, Inc.
      12.00%, 10/15/12................     1,650       1,889,250
    Collins & Aikman Corp.
      9.75%, 02/15/10.................     1,000       1,050,000
    Continental Global Group, Inc.
      Cl-B
      11.00%, 04/01/07................     1,025         466,375
    Dresser, Inc.
      9.375%, 04/15/11................       875         910,000
    Hexcel Corp.
      9.875%, 10/01/08 144A...........     1,150       1,259,250
      9.75%, 01/15/09.................     2,825       2,825,000
    Jacuzzi Brands, Inc.
      9.625%, 07/01/10 144A...........       800         800,000
    Shaw Group, Inc.
      10.75%, 03/15/10 144A...........     2,050       2,070,500
    Tekni-Plex, Inc.
      12.75%, 06/15/10 144A...........     1,350       1,339,875
      12.75%, 06/15/10................     3,000       2,977,500
    United States Steel Corp.
      9.75%, 05/15/10.................     2,325       2,394,750
                                                    ------------
                                                      17,982,500
                                                    ------------
MACHINERY & EQUIPMENT -- 1.3%
    Briggs & Stratton Corp.
      8.875%, 03/15/11................     2,125       2,433,125
    Clark Materials Handling Corp.
      Cl-D
      10.75%, 11/15/06+,++++..........     2,625             263
    Columbus McKinnon Corp.
      8.50%, 04/01/08.................     2,850       2,123,250
    Simonds Industries, Inc.
      10.25%, 07/01/08+,++++..........       900         272,250
    United Rentals, Inc.
      10.75%, 04/15/08................     5,325       5,844,187
      9.25%, 01/15/09.................     1,000         990,000
                                                    ------------
                                                      11,663,075
                                                    ------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
MEDICAL SUPPLIES & EQUIPMENT -- 2.0%
    Advanced Medical Optics, Inc.
      9.25%, 07/15/10.................   $ 2,650    $  2,888,500
    Alaris Medical Systems
      9.75%, 12/01/06.................       650         676,813
      11.625%, 12/01/06...............     1,525       1,868,125
    Alaris Medical, Inc.
      7.25%, 07/01/11.................       575         587,938
    Fisher Scientific International,
      Inc.
      7.125%, 12/15/05................       500         527,500
    Hanger Orthopedic Group, Inc.
      10.375%, 02/15/09...............       950       1,054,500
      11.25%, 06/15/09................     2,925       3,217,500
    Kinetic Concepts, Inc. Cl-B
      9.625%, 11/01/07................     4,050       4,272,749
    Manor Care, Inc.
      7.50%, 06/15/06.................     1,000       1,081,250
    Sybron Dental Specialties, Inc.
      8.125%, 06/15/12................     1,500       1,605,000
                                                    ------------
                                                      17,779,875
                                                    ------------
METALS & MINING -- 1.0%
    Alltrista Corp.
      9.75%, 05/01/12.................     1,450       1,562,375
    California Steel Industries, Inc.
      8.50%, 04/01/09.................       525         535,500
    Compass Minerals Group, Inc.
      10.00%, 08/15/11................     2,275       2,559,375
    Neenah Corp. Cl-B
      11.125%, 05/01/07+,++++.........     3,125       1,453,125
    Neenah Corp. Cl-F
      11.125%, 05/01/07+,++++.........     1,450         674,250
    Republic Engineer Product
      10.00%, 08/16/09................       320          80,000
    Republic Technologies, Inc.
      13.75%, 07/15/09+,++++..........     1,700          21,250
    Ryerson Tull, Inc.
      9.125%, 07/15/06................     1,900       1,881,000
                                                    ------------
                                                       8,766,875
                                                    ------------
OFFICE EQUIPMENT -- 1.8%
    Buhrmann U.S., Inc.
      12.25%, 11/01/09................     4,750       5,082,500
    Xerox Corp.
      9.75%, 01/15/09 144A............     6,975       7,864,313
      7.625%, 06/15/13................     2,750       2,777,500
                                                    ------------
                                                      15,724,313
                                                    ------------
OIL & GAS -- 6.1%
    ANR Pipeline, Inc.
      8.875%, 03/15/10 144A...........       500         550,000
    CITGO Petroleum Corp.
      11.375%, 02/01/11 144A..........     2,700       3,037,500
    Compton Petroleum Corp.
      9.90%, 05/15/09.................     2,025       2,227,500

AST FEDERATED HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    Continental Resources, Inc.
      10.25%, 08/01/08................   $ 3,075    $  3,121,125
    El Paso Corp.
      6.95%, 12/15/07.................     2,175       2,044,500
      6.75%, 05/15/09.................     2,100       1,921,500
      8.05%, 10/15/30.................     3,450       3,018,750
      7.80%, 08/01/31.................     5,775       4,937,624
    El Paso Natural Gas
      6.75%, 11/15/03.................     2,275       2,292,063
    El Paso Production Holding Corp.
      7.75%, 06/01/13 144A............     2,900       2,929,000
    Gulfterra Energy Partner
      10.625%, 12/01/12...............       850         990,250
    Lone Star Technologies, Inc.
      9.00%, 06/01/11.................     2,925       3,056,625
    Magnum Hunter Resources, Inc.
      9.60%, 03/15/12.................     1,100       1,221,000
    Pogo Producing Co. Cl-B
      10.375%, 02/15/09...............     4,100       4,489,499
    Semco Energy, Inc.
      7.125%, 05/15/08 144A...........       950         992,750
    Swift Energy Co.
      9.375%, 05/01/12................     2,675       2,902,375
    Tennessee Gas Pipeline Co.
      8.375%, 06/15/32................     1,575       1,712,813
    Tesoro Petroleum Corp.
      8.00%, 04/15/08 144A............       975       1,009,125
      9.00%, 07/01/08.................       700         644,000
      9.625%, 11/01/08................     2,275       2,127,125
    Transcontinental Gas Pipe Line
      Corp.
      7.00%, 08/15/11.................       150         154,500
    Williams Companies, Inc.
      8.625%, 06/01/10................     1,600       1,680,000
      7.625%, 07/15/19................     2,725       2,656,875
      7.875%, 09/01/21................     3,925       3,875,938
                                                    ------------
                                                      53,592,437
                                                    ------------
PAPER & FOREST PRODUCTS -- 2.0%
    Georgia-Pacific Corp.
      7.50%, 05/15/06.................     4,025       4,135,688
      8.125%, 05/15/11................     2,225       2,302,875
      9.375%, 02/01/13 144A...........     6,550       7,237,750
    Riverwood International Corp.
      10.875%, 04/01/08...............       825         849,750
    Stone Container Corp.
      9.75%, 02/01/11.................     3,250       3,558,750
                                                    ------------
                                                      18,084,813
                                                    ------------
PRINTING & PUBLISHING -- 2.3%
    American Color Graphics
      10.00%, 06/15/10 144A...........     1,175       1,175,000
    American Media Operation Co.
      10.25%, 05/01/09................     2,575       2,793,875
    American Media, Inc.
      8.875%, 01/15/11 144A...........       375         406,875

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    Dex Media East LLC
      12.125%, 11/15/12...............   $ 4,925    $  5,885,375
    Quebecor Media, Inc.
      11.125%, 07/15/11...............     2,475       2,858,625
      13.75%, 07/15/11 [STEP].........     1,700       1,432,250
    Vertis, Inc.
      9.75%, 04/01/09 144A............       750         802,500
      10.875%, 06/15/09...............     4,900       5,022,500
    Ziff Davis Media, Inc.
      12.00%, 08/12/09................       364         174,918
                                                    ------------
                                                      20,551,918
                                                    ------------
REAL ESTATE -- 1.3%
    CBRE Escrow, Inc.
      9.75%, 05/15/10 144A............       675         712,125
    HMH Properties, Inc. Cl-B
      7.875%, 08/01/08................     6,200       6,339,500
    Universal City Development
      11.75%, 04/01/10 144A...........     4,125       4,568,438
                                                    ------------
                                                      11,620,063
                                                    ------------
RESTAURANTS -- 0.7%
    Advantica Restaurant Group, Inc.
      11.25%, 01/15/08................     1,750       1,404,375
    Buffets, Inc.
      11.25%, 07/15/10................     1,500       1,485,000
    Carrols Corp.
      9.50%, 12/01/08.................     3,375       3,315,938
                                                    ------------
                                                       6,205,313
                                                    ------------
RETAIL & MERCHANDISING -- 2.1%
    Commemorative Brands
      11.00%, 01/15/07................     1,000         970,000
    Community Distributors, Inc. Cl-B
      10.25%, 10/15/04................       500         406,250
    Interline Brands, Inc.
      11.50%, 05/15/11 144A...........     1,975       2,093,500
    Michaels Stores, Inc.
      9.25%, 07/01/09.................     1,825       2,030,313
    Mothers Work, Inc.
      11.25%, 08/01/10................     1,575       1,724,625
    Penney, (J.C.) Co., Inc.
      7.60%, 04/01/07.................       925         971,250
      9.00%, 08/01/12.................     3,518       3,817,030
    Remington Arms Co., Inc.
      10.50%, 02/01/11 144A...........       825         849,750
    Rite Aid Corp.
      8.125%, 05/01/10 144A...........     3,500       3,675,000
      6.875%, 08/15/13................     1,825       1,587,750
                                                    ------------
                                                      18,125,468
                                                    ------------
SEMICONDUCTORS -- 0.3%
    AMI Semiconductor, Inc.
      10.75%, 02/01/13 144A...........     2,100       2,362,500
                                                    ------------

AST FEDERATED HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
TELECOMMUNICATIONS -- 8.9%
    Airgate PCS, Inc.
      13.681%, 10/01/09 [STEP]........   $ 2,975    $  1,413,125
    Alamosa PCS Holdings, Inc.
      14.069%, 02/15/10 [STEP]........     4,975       2,910,375
    Block Communications, Inc.
      9.25%, 04/15/09.................     1,725       1,871,625
    DIRECTV Holdings LLC
      8.375%, 03/15/13 144A...........     3,000       3,367,500
    Echostar DBS Corp.
      10.375%, 10/01/07...............     3,525       3,921,563
      9.375%, 02/01/09................     3,800       4,075,500
    Horizon PCS, Inc.
      13.75%, 06/15/11................     2,000         370,000
    Nextel Communications, Inc.
      10.65%, 09/15/07................     1,300       1,352,000
      9.95%, 02/15/08.................     6,500       6,808,750
      9.375%, 11/15/09................     7,975       8,652,875
    Nextel Partners, Inc.
      12.50%, 11/15/09................     1,225       1,396,500
      11.00%, 03/15/10................     2,150       2,343,500
    Panamsat Corp.
      8.50%, 02/01/12.................     4,675       5,119,125
    Qwest Communications
      International, Inc.
      7.50%, 11/01/08.................     2,450       2,278,500
    Qwest Services Corp.
      13.50%, 12/15/10 144A...........    11,775      13,364,624
      8.875%, 03/15/12 144A...........     8,400       9,407,999
    Rogers Cantel, Inc.
      8.80%, 10/01/07.................     2,500       2,575,000
    Telecorp PCS, Inc.
      10.812%, 04/15/09 [STEP]........     1,200       1,246,500
    Tritel PCS, Inc.
      11.409%, 05/15/09 [STEP]........     3,250       3,375,938
    Triton PCS, Inc.
      8.50%, 06/01/13.................     2,300       2,484,000
                                                    ------------
                                                      78,334,999
                                                    ------------
TRANSPORTATION -- 0.6%
    Allied Holdings, Inc. Cl-B
      8.625%, 10/01/07................     2,900       2,624,500
    Holt Group, Inc.
      9.75%, 01/15/06+,++++...........     1,350          42,188
    Petroleum Helicopters, Inc.
      9.375%, 05/01/09................     2,425       2,728,125
                                                    ------------
                                                       5,394,813
                                                    ------------
UTILITIES -- 2.8%
    Calpine Corp.
      8.50%, 02/15/11.................     3,200       2,416,000
    CMS Energy Corp.
      8.90%, 07/15/08.................       750         791,250
      7.50%, 01/15/09.................     4,625       4,601,874
      8.50%, 04/15/11.................     1,100       1,149,500

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    Illinois Power Corp.
      11.50%, 12/15/10 144A...........   $ 3,375    $  3,872,813
    PG&E Corp.
      6.875%, 07/15/08 144A...........     1,175       1,224,938
    PSEG Energy Holdings, Inc.
      8.625%, 02/15/08................     1,850       1,991,063
      10.00%, 10/01/09................     3,675       4,180,312
    Reliant Resources, Inc.
      9.25%, 07/15/10 144A............     1,450       1,482,625
      9.50%, 07/15/13 144A............     1,775       1,794,969
    Tennessee Gas Pipeline
      7.50%, 04/01/17.................     1,000       1,027,500
                                                    ------------
                                                      24,532,844
                                                    ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $731,744,559).................               745,941,507
                                                    ------------
FOREIGN BONDS -- 4.3%
BROADCASTING -- 0.4%
    Vivendi Universal SA -- (FRF)
      9.25%, 04/15/10 144A............     3,000       3,495,000
                                                    ------------
CHEMICALS -- 0.2%
    Rhodia SA -- (FRF)
      7.625%, 06/01/10 144A...........       550         585,750
      8.875%, 06/01/11 144A...........     1,075       1,118,000
                                                    ------------
                                                       1,703,750
                                                    ------------
CONGLOMERATES -- 1.6%
    Tyco International Group -- (LUX)
      6.375%, 06/15/05................     2,650       2,799,063
      6.375%, 02/15/06................     5,925       6,302,718
      5.80%, 08/01/06.................     4,000       4,205,000
                                                    ------------
                                                      13,306,781
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.2%
    Legrand SA -- (FRF)
      10.50%, 02/15/13 144A...........     1,275       1,443,683
                                                    ------------
ENTERTAINMENT & LEISURE -- 0.2%
    Intrawest Corp. -- (CAD)
      10.50%, 02/01/10................     1,975       2,142,875
                                                    ------------
METALS & MINING -- 0.3%
    Euramax International PLC -- (GBP)
      11.25%, 10/01/06................     2,875       2,975,625
                                                    ------------
OFFICE EQUIPMENT -- 0.2%
    Danka Business Systems -- (GBP)
      11.00%, 06/15/10 144A...........     1,750       1,728,125
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.4%
    MDP Acquisitions PLC -- (IEP)
      9.625%, 10/01/12................     3,200       3,552,000
                                                    ------------

AST FEDERATED HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
TRANSPORTATION -- 0.6%
    Stena AB -- (SEK)
      8.75%, 06/15/07.................   $ 2,675    $  2,771,968
      9.625%, 12/01/12................     2,325       2,563,313
                                                    ------------
                                                       5,335,281
                                                    ------------
UTILITIES -- 0.2%
    Calpine Canada Energy -- (CAD)
      8.50%, 05/01/08.................     2,725       2,145,938
                                                    ------------
TOTAL FOREIGN BONDS
  (Cost $35,368,536)..................                37,829,058
                                                    ------------
                                         SHARES
                                         ------
PREFERRED STOCK -- 1.0%
BROADCASTING -- 0.4%
    Sinclair Capital Cl-A
      11.625%.........................    37,225       3,904,903
                                                    ------------
HEALTHCARE SERVICES -- 0.0%
    River Holding Corp. Cl-B
      11.50% [PIK]*...................     8,759              88
                                                    ------------
PRINTING & PUBLISHING -- 0.6%
    Primedia, Inc. Cl-D
      10.00%..........................     8,475         834,788
    Primedia, Inc. Cl-F
      9.20%...........................    26,250       2,519,999
    Primedia, Inc. Cl-H
      8.625%..........................    13,100       1,198,650
    Ziff Davis Media, Inc. Cl-E
      10.00%*.........................       108               1
                                                    ------------
                                                       4,553,438
                                                    ------------
TELECOMMUNICATIONS -- 0.0%
    McLeodUSA, Inc. Cl-A
      2.50% [CVT]*....................    24,880         181,997
                                                    ------------
TOTAL PREFERRED STOCK
  (Cost $13,996,597)..................                 8,640,426
                                                    ------------
COMMON STOCK -- 0.2%
ADVERTISING -- 0.0%
    Advanstar Holdings Corp.
      Warrants*.......................     1,100              11
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 0.0%
    Jostens, Inc. Warrants*...........     1,800         126,450
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
CONTAINERS & PACKAGING -- 0.0%
    Pliant Corp. Warrants*............     1,000    $        750
    Russell-Stanley Holdings, Inc.*...    39,000          39,000
                                                    ------------
                                                          39,750
                                                    ------------
ENTERTAINMENT & LEISURE -- 0.0%
    AMF Bowling Worldwide, Inc.*......     4,409         114,854
    AMF Bowling Worldwide, Inc. Cl-A
      Warrants*.......................    10,375          72,625
    AMF Bowling Worldwide, Inc. Cl-B
      Warrants*.......................    10,136          30,408
                                                    ------------
                                                         217,887
                                                    ------------
METALS & MINING -- 0.0%
    Royal Oak Mines, Inc.*+...........    66,164             198
                                                    ------------
PRINTING & PUBLISHING -- 0.0%
    Medianews Group, Inc.*............     1,000         100,125
    Ziff Davis Holdings, Inc.
      Warrants*.......................    19,800             198
                                                    ------------
                                                         100,323
                                                    ------------
TELECOMMUNICATIONS -- 0.2%
    McLeodUSA, Inc. Warrants*.........    55,131          22,604
    NTL, Inc.*+.......................    29,552       1,008,315
    XM Satellite Radio Holdings, Inc.
      Warrants*.......................     2,000          12,000
                                                    ------------
                                                       1,042,919
                                                    ------------
TOTAL COMMON STOCK
  (Cost $10,087,382)..................                 1,527,538
                                                    ------------
FOREIGN STOCK -- 0.2%
PAPER & FOREST PRODUCTS -- 0.2%
    MDP Acquisitions PLC
      15.5% [PIK] -- (IEP)*...........     9,707       1,072,622
    MDP Acquisitions PLC Warrants --
      (IEP)*+.........................       900           6,750
                                                    ------------
                                                       1,079,372
                                                    ------------
TELECOMMUNICATIONS -- 0.0%
    Call-Net Enterprises, Inc.
      Cl-B -- (CAD)*..................    99,066         257,571
    Viatel Holding Ltd. -- (GBP)*.....    13,205          10,234
                                                    ------------
                                                         267,805
                                                    ------------
TOTAL FOREIGN STOCK
  (Cost $5,621,660)...................                 1,347,177
                                                    ------------

AST FEDERATED HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
SHORT-TERM INVESTMENTS -- 8.9%
REGISTERED INVESTMENT COMPANIES -- 0.1%
    Temporary Investment Cash Fund....   310,841    $    310,841
    Temporary Investment Fund.........   310,840         310,840
                                                    ------------
                                                         621,681
                                                    ------------
                                          PAR
                                         (000)
                                         -----
REPURCHASE AGREEMENTS -- 8.8%
    Greenwich Capital Markets, Inc.
      0.98%, dated 06/30/03, maturing
      07/01/03, repurchase price
      $78,077,125 (Collateralized by
      U.S. Treasury Notes, 6.25%, par
      value $63,799,000, market value
      $79,529,447, due 05/15/30)......   $78,075      78,075,000
                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $78,696,681)..................                78,696,681
                                                    ------------
TOTAL INVESTMENTS -- 99.0%
  (Cost $875,515,415).................               873,982,387
OTHER ASSETS LESS
  LIABILITIES -- 1.0%.................                 9,228,756
                                                    ------------
NET ASSETS -- 100.0%..................              $883,211,143
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST INVESCO CAPITAL INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 83.0%
AEROSPACE -- 2.2%
    Lockheed Martin Corp..............    132,000  $  6,279,240
    United Technologies Corp..........     99,600     7,054,668
                                                   ------------
                                                     13,333,908
                                                   ------------
BEVERAGES -- 2.7%
    Anheuser-Busch Companies, Inc.....    281,100    14,350,155
    Coors, (Adolph) Co. Cl-B@.........     45,000     2,204,100
                                                   ------------
                                                     16,554,255
                                                   ------------
BUSINESS SERVICES -- 1.2%
    Accenture Ltd. Cl-A*..............    407,500     7,371,675
                                                   ------------
CHEMICALS -- 1.1%
    Dow Chemical Co...................    226,700     7,018,632
                                                   ------------
COMPUTER HARDWARE -- 3.3%
    Hewlett-Packard Co................    526,200    11,208,060
    International Business Machines
      Corp............................    110,800     9,141,000
                                                   ------------
                                                     20,349,060
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 1.5%
    Microsoft Corp....................    373,800     9,573,018
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 1.4%
    Gillette Co.......................    275,100     8,764,686
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.9%
    General Electric Co...............    411,400    11,798,952
                                                   ------------
ENTERTAINMENT & LEISURE -- 1.0%
    Harrah's Entertainment, Inc.*.....    146,000     5,875,040
                                                   ------------
ENVIRONMENTAL SERVICES -- 1.3%
    Waste Management, Inc.............    339,500     8,178,555
                                                   ------------
FINANCIAL-BANK & TRUST -- 6.6%
    Bank of New York Co., Inc.........    466,500    13,411,875
    Charter One Financial, Inc........    408,537    12,738,184
    Wells Fargo & Co..................    285,000    14,364,000
                                                   ------------
                                                     40,514,059
                                                   ------------
FINANCIAL SERVICES -- 9.4%
    Citigroup, Inc....................    224,600     9,612,880
    J.P. Morgan Chase & Co............    421,900    14,420,541
    Janus Capital Group, Inc..........    219,500     3,599,800
    John Hancock Financial Services,
      Inc.............................    222,700     6,843,571
    Lehman Brothers Holdings, Inc.....    170,800    11,354,784
    Merrill Lynch & Co., Inc..........    257,400    12,015,432
                                                   ------------
                                                     57,847,008
                                                   ------------
FOOD -- 3.5%
    Heinz, (H.J.) Co..................    198,600     6,549,828
    Hershey Foods Corp................     97,100     6,763,986
    Kellogg Co........................    236,600     8,131,942
                                                   ------------
                                                     21,445,756
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
INDUSTRIAL PRODUCTS -- 2.9%
    Illinois Tool Works, Inc..........    122,200  $  8,046,870
    SPX Corp.*........................     87,000     3,833,220
    The Timken Co.....................    329,900     5,776,549
                                                   ------------
                                                     17,656,639
                                                   ------------
INSURANCE -- 0.6%
    American International Group,
      Inc.@...........................     63,400     3,498,412
                                                   ------------
MACHINERY & EQUIPMENT -- 0.8%
    Danaher Corp......................     70,100     4,770,305
                                                   ------------
METALS & MINING -- 1.3%
    Alcoa, Inc........................    326,300     8,320,650
                                                   ------------
OIL & GAS -- 6.2%
    Apache Corp.......................     49,098     3,194,316
    Baker Hughes, Inc.@...............    141,400     4,746,798
    BP PLC [ADR]......................    250,000    10,505,000
    Exxon Mobil Corp..................    455,700    16,364,187
    Kerr-McGee Corp...................     72,400     3,243,520
                                                   ------------
                                                     38,053,821
                                                   ------------
PAPER & FOREST PRODUCTS -- 3.1%
    Bowater, Inc.@....................    204,500     7,658,525
    International Paper Co.@..........    145,300     5,191,569
    Temple-Inland, Inc................    150,600     6,462,246
                                                   ------------
                                                     19,312,340
                                                   ------------
PHARMACEUTICALS -- 8.2%
    Bristol-Meyers Squibb Co..........    395,600    10,740,540
    Lilly, (Eli) & Co.................    153,200    10,566,204
    Merck & Co., Inc..................    206,800    12,521,740
    Pfizer, Inc.......................    501,220    17,116,663
                                                   ------------
                                                     50,945,147
                                                   ------------
PRINTING & PUBLISHING -- 4.1%
    Gannett Co., Inc..................    112,000     8,602,720
    Knight-Ridder, Inc................     65,200     4,494,236
    McGraw-Hill Co., Inc..............    196,000    12,152,000
                                                   ------------
                                                     25,248,956
                                                   ------------
RAILROADS -- 1.3%
    Kansas City Southern Industries,
      Inc.*...........................    195,000     2,345,850
    Norfolk Southern Corp.............    309,000     5,932,800
                                                   ------------
                                                      8,278,650
                                                   ------------
RESTAURANTS -- 1.3%
    McDonald's Corp...................    369,100     8,142,346
                                                   ------------
RETAIL & MERCHANDISING -- 3.9%
    Kohl's Corp.*@....................     45,700     2,348,066
    Target Corp.......................    340,900    12,899,656
    Wal-Mart Stores, Inc..............    168,900     9,064,863
                                                   ------------
                                                     24,312,585
                                                   ------------

AST INVESCO CAPITAL INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
SEMICONDUCTORS -- 4.0%
    Applied Materials, Inc.*..........    400,000  $  6,344,000
    Intel Corp........................    520,400    10,815,994
    Texas Instruments, Inc............    423,200     7,448,320
                                                   ------------
                                                     24,608,314
                                                   ------------
TELECOMMUNICATIONS -- 5.6%
    BellSouth Corp....................    211,500     5,632,245
    L-3 Communications Holdings,
      Inc.*@..........................     74,200     3,226,958
    Nokia Corp. Cl-A [ADR]............    642,800    10,561,204
    SBC Communications, Inc...........    253,000     6,464,150
    Verizon Communications, Inc.......    220,000     8,679,000
                                                   ------------
                                                     34,563,557
                                                   ------------
UTILITIES -- 2.6%
    Dominion Resources, Inc.@.........     87,600     5,630,052
    Entergy Corp......................     60,800     3,209,024
    Exelon Corp.......................     26,300     1,573,003
    FPL Group, Inc.@..................     85,400     5,708,990
                                                   ------------
                                                     16,121,069
                                                   ------------
TOTAL COMMON STOCK
  (Cost $499,310,965).................              512,457,395
                                                   ------------
                                           PAR
                                          (000)
                                          -----
CORPORATE OBLIGATIONS -- 7.3%
BEVERAGES -- 0.2%
    Anheuser-Busch Companies, Inc.
      4.50%, 04/01/18.................  $     565       573,181
    Coca-Cola Enterprises, Inc.
      4.375%, 09/15/09................        600       639,406
                                                   ------------
                                                      1,212,587
                                                   ------------
FINANCIAL SERVICES -- 0.4%
    CIT Group, Inc.
      5.75%, 09/25/07.................        525       573,037
    Ford Motor Credit Corp.
      7.25%, 10/25/11.................      1,800     1,853,406
                                                   ------------
                                                      2,426,443
                                                   ------------
HOTELS & MOTELS -- 0.1%
    Hilton Hotels Corp.
    7.20%, 12/15/09@..................        390       421,200
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.9%
    Chesapeake Corp.
      7.20%, 03/15/05.................      5,000     5,081,250
    International Paper Co.
      5.85%, 10/30/12.................        260       283,885
    Weyerhaeuser Co.
      6.75%, 03/15/12.................        270       307,018
                                                   ------------
                                                      5,672,153
                                                   ------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
RAILROADS -- 0.2%
    Burlington Northern Santa Fe Corp.
      6.125%, 03/15/09................  $     500  $    573,763
    Union Pacific Corp.
      6.65%, 01/15/11.................        500       582,019
                                                   ------------
                                                      1,155,782
                                                   ------------
TELECOMMUNICATIONS -- 1.1%
    AT&T Wireless Services, Inc.
      8.125%, 05/01/12................        965     1,164,967
    U.S. West Communications Corp.
      5.65%, 11/01/04.................      5,000     5,050,001
    Verizon Maryland, Inc.
      6.125%, 03/01/12................        515       585,123
                                                   ------------
                                                      6,800,091
                                                   ------------
UTILITIES -- 4.4%
    Cleveland Electric Illuminating
      Co. Cl-B
      9.50%, 05/15/05.................      3,000     3,019,374
    Cleveland Electric Illuminating
      Co. Cl-D
      7.88%, 11/01/17.................      1,445     1,820,414
    Commonwealth Edison Co.
      8.25%, 10/01/06.................      2,000     2,363,708
    Consumers Energy Co.
      7.375%, 09/15/23................      1,500     1,567,224
    Duquesne Light Co.
      7.55%, 06/15/25.................      2,860     2,966,252
    El Paso Electric Co.
      8.90%, 02/01/06.................      1,335     1,483,652
    El Paso Electric Co.
      Cl-E
      9.40%, 05/01/11.................      1,033     1,206,709
    Jersey Central Power & Light Co.
      7.98%, 02/16/23.................      1,500     1,570,379
    Niagara Mohawk Power Corp.
      9.75%, 11/01/05.................        200       233,465
    Penn Power Co.
      8.50%, 07/15/22.................      1,000     1,039,285
    Public Service of New Mexico
      Cl-A
      7.10%, 08/01/05.................      5,000     5,428,594
    Public Service of New Mexico
      Cl-B
      7.50%, 08/01/18.................      1,500     1,733,003
    TXU Corp.
      7.875%, 04/01/24................      3,000     3,138,318
                                                   ------------
                                                     27,570,377
                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $42,400,300)..................               45,258,633
                                                   ------------

AST INVESCO CAPITAL INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PAR
                                          (000)       VALUE
                                          -----       -----
U.S. TREASURY OBLIGATIONS -- 6.3%
    U.S. Treasury Notes
      5.875%, 11/15/04@...............  $   5,000  $  5,322,855
      6.75%, 05/15/05.................      4,500     4,957,209
      5.75%, 11/15/05-08/15/10@.......     25,000    28,920,915
                                                   ------------
    (Cost $35,120,161)................               39,200,979
                                                   ------------
                                         SHARES
                                         ------
FOREIGN STOCK -- 1.0%
CHEMICALS
    Potash Corp. of Saskatchewan,
      Inc. -- (CAD)
      (Cost $6,265,968)...............     94,600     6,054,400
                                                   ------------
SHORT-TERM INVESTMENTS -- 2.2%
REGISTERED INVESTMENT COMPANIES
    Temporary Investment Cash Fund....  6,796,488     6,796,488
    Temporary Investment Fund.........  6,796,488     6,796,488
                                                   ------------
    (Cost $13,592,976)................               13,592,976
                                                   ------------
                                           PAR
                                          (000)
                                          -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 10.0%
CERTIFICATES OF DEPOSIT -- 2.8%
    American Express Centurion
      1.34%, 01/27/04 [FRN]...........  $   1,340     1,340,157
      1.42%, 12/12/03 [FRN]...........        666       666,401
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03.................      4,585     4,585,489
      1.26%, 07/28/03.................      4,155     4,155,037
                                           PAR
                                          (000)       VALUE
                                          -----       -----
    Morgan Stanley
      1.33%, 11/07/03 [FRN]...........  $     271  $    271,186
      1.36%, 01/12/04 [FRN]...........        156       155,505
      1.33%, 03/12/04 [FRN]...........      2,738     2,737,997
    Svenska Handelsbanken
      1.44%, 07/01/03.................      2,896     2,896,098
    UBS Warburg
      1.38%, 07/01/03.................        330       329,631
                                                   ------------
                                                     17,137,501
                                                   ------------
                                         SHARES
                                         ------
NON-REGISTERED INVESTMENT COMPANIES -- 7.0%
    Institutional Money Market
      Trust...........................  43,222,306   43,222,306
                                                   ------------
                                           PAR
                                          (000)
                                          -----
REPURCHASE AGREEMENTS -- 0.2%
    UBS AG
      1.00%, dated 06/30/03, maturing
      07/01/03, repurchase price
      $1,206,741 (Collateralized by
      U.S. Treasury Notes, 3.25%, par
      value $1,217,153, market value
      $1,230,957 due 12/31/03)........  $   1,207     1,206,708
                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $61,566,515)..................               61,566,515
                                                   ------------
TOTAL INVESTMENTS -- 109.8%
  (Cost $658,256,885).................              678,130,898
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (9.8%)..............              (60,257,691)
                                                   ------------
NET ASSETS -- 100.0%..................             $617,873,207
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST PBHG SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 92.4%
ADVERTISING -- 1.5%
    Advo, Inc.*......................      34,300   $  1,522,920
    Aquantive, Inc.*.................      52,900        555,450
    Valassis Communications, Inc.*...      75,800      1,949,576
                                                    ------------
                                                       4,027,946
                                                    ------------
AIRLINES -- 1.5%
    Atlantic Coast Airlines Holdings,
      Inc.*..........................     151,900      2,049,131
    SkyWest, Inc.....................     104,400      1,989,864
                                                    ------------
                                                       4,038,995
                                                    ------------
BROADCASTING -- 0.6%
    Cumulus Media, Inc. Cl-A*........      59,500      1,126,335
    Lin TV Corp. Cl-A*...............      23,000        541,650
                                                    ------------
                                                       1,667,985
                                                    ------------
BUSINESS SERVICES -- 4.9%
    Advisory Board Co.*..............      52,500      2,127,300
    Arbitron, Inc.*..................      96,700      3,452,190
    Charles River Associates,
      Inc.*..........................      32,400        915,948
    Fair, Isaac & Co., Inc.@.........      16,600        854,070
    FTI Consulting, Inc.*@...........      51,100      1,275,967
    Icon PLC [ADR]*..................      50,600      1,610,092
    Kroll, Inc.*.....................      34,100        922,746
    Metrologic Instruments, Inc.*....      29,600        984,200
    Portfolio Recovery Associates,
      Inc.*..........................      43,600      1,359,884
                                                    ------------
                                                      13,502,397
                                                    ------------
CHEMICALS -- 0.8%
    Olin Corp.@......................     129,500      2,214,450
                                                    ------------
CLOTHING & APPAREL -- 2.1%
    bebe stores, Inc.*...............      70,300      1,344,839
    K-Swiss, Inc.....................      30,300      1,045,956
    Quiksilver, Inc.*................      59,600        982,804
    Too, Inc.*.......................     114,600      2,320,650
                                                    ------------
                                                       5,694,249
                                                    ------------
COMPUTER HARDWARE -- 1.8%
    Cray, Inc.*......................      71,300        563,270
    SanDisk Corp.*@..................     106,500      4,297,275
                                                    ------------
                                                       4,860,545
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 10.7%
    Advanced Digital Information
      Corp.*.........................      76,200        761,238
    Altiris, Inc.*...................      45,600        914,280
    Avid Technology, Inc.*@..........      38,500      1,350,195
    Avocent Corp.*...................      25,200        754,236
    Brocade Communications Systems,
      Inc.*@.........................     268,000      1,578,520
    Ceridan Corp.*...................      68,000      1,153,960
    Cognizant Technology Solutions
      Corp.*@........................      81,900      1,995,084
    Digital River, Inc.*.............      44,300        854,990
    Dot Hill Systems Corp.*@.........      83,700      1,096,470

                                         SHARES        VALUE
                                         ------        -----
    EPIQ Systems, Inc.*..............      23,600   $    405,212
    eResearch Technology, Inc.*@.....      69,200      1,533,472
    Extreme Networks, Inc.*..........     186,600        988,980
    FileNET Corp.*...................     134,600      2,428,184
    Manhattan Associates, Inc.*@.....      81,300      2,111,361
    McData Corp.*....................     108,500      1,573,250
    Micromuse, Inc.*.................     100,900        806,191
    MicroStrategy, Inc. Cl-A*........      26,800        976,324
    Neoware Systems, Inc.*@..........      72,900      1,118,286
    Netease.com, Inc.*...............      20,700        754,722
    PCTEL, Inc.*.....................      36,100        428,146
    PEC Solutions, Inc.*@............      31,100        500,710
    SafeNet, Inc.*...................      57,600      1,611,648
    ScanSource, Inc.*................      44,400      1,187,700
    Sigma Designs, Inc.*@............      78,600        853,596
    Take-Two Interactive Software,
      Inc.*@.........................      35,700      1,011,738
    THQ, Inc.*.......................      57,900      1,042,200
                                                    ------------
                                                      29,790,693
                                                    ------------
CONSTRUCTION -- 0.3%
    Hovanian Enterprises, Inc.
      Cl-A*@.........................      15,600        919,620
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 0.8%
    Aaron Rents, Inc. Cl-B...........      31,600        816,544
    AptarGroup, Inc..................      36,700      1,321,200
                                                    ------------
                                                       2,137,744
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.3%
    Artisan Components, Inc.*........      33,500        757,435
    DSP Group, Inc.*.................      68,800      1,481,264
    Electronics for Imaging, Inc.*...      45,600        925,224
    KVH Industries, Inc.*............      25,500        630,615
    Park Electrochemical Corp........     121,300      2,419,935
    Teledyne Technologies, Inc.*.....      69,700        913,070
    TiVo, Inc.*......................      76,400        943,540
    Veeco Instruments, Inc.*.........      70,100      1,193,803
                                                    ------------
                                                       9,264,886
                                                    ------------
ENTERTAINMENT & LEISURE -- 0.3%
    Macrovision Corp.*...............      38,100        758,952
                                                    ------------
ENVIRONMENTAL SERVICES -- 1.0%
    Republic Services, Inc.*.........      57,300      1,298,991
    Waste Connections, Inc.*.........      45,000      1,577,250
                                                    ------------
                                                       2,876,241
                                                    ------------
FINANCIAL-BANK & TRUST -- 4.1%
    Brookline Bancorp, Inc.@.........     202,180      2,830,520
    Independence Community Bank
      Corp...........................      42,000      1,185,240
    Provident Financial Services,
      Inc............................     110,400      2,103,120
    Tierone Corp.*...................      60,800      1,183,776
    UMB Financial Corp...............      36,574      1,550,738
    Willow Grove Bancorp, Inc........      75,300      1,277,841
    Zions Bancorp....................      26,900      1,361,409
                                                    ------------
                                                      11,492,644
                                                    ------------

AST PBHG SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
FINANCIAL SERVICES -- 0.9%
    Affiliated Managers Group,
      Inc.*@.........................      32,200   $  1,962,590
    Euronet Worldwide, Inc.*.........      56,900        615,089
                                                    ------------
                                                       2,577,679
                                                    ------------
HEALTHCARE SERVICES -- 6.3%
    American Healthways, Inc.*@......      71,800      2,593,416
    Apria Healthcare Group, Inc.*....     109,900      2,734,312
    Centene Corp.*...................      45,900      1,785,510
    Cooper Companies, Inc............      10,100        351,177
    Coventry Health Care, Inc.*......      41,900      1,934,104
    Curative Health Services,
      Inc.*..........................      35,200        598,400
    Hooper Holmes, Inc...............     178,700      1,150,828
    Humana, Inc.*@...................      99,400      1,500,940
    IMPAC Medical Systems, Inc.*.....      37,700        787,176
    Myriad Genetics, Inc.*...........      56,200        764,882
    Odyssey Healthcare, Inc.*........      86,150      3,187,550
                                                    ------------
                                                      17,388,295
                                                    ------------
INDUSTRIAL PRODUCTS -- 0.4%
    Ceradyne, Inc.*..................      52,600        985,198
                                                    ------------
INSURANCE -- 4.2%
    Allmerica Financial Corp.*.......      42,300        760,977
    American Medical Security Group,
      Inc.*..........................      71,800      1,371,380
    First American Corp..............      36,000        948,600
    HCC Insurance Holdings, Inc......      93,615      2,768,196
    Hilb, Rogal and Hamilton Co......      51,100      1,739,444
    Odyssey Re Holdings Corp.@.......      89,000      1,877,900
    Scottish Annuity & Life Holdings
      Ltd.*..........................      54,100      1,093,361
    StanCorp Financial Group, Inc....      23,100      1,206,282
                                                    ------------
                                                      11,766,140
                                                    ------------
INTERNET SERVICES -- 2.3%
    J2 Global Communication,
      Inc.*@.........................      19,900        915,002
    Macromedia, Inc.*................      74,300      1,563,272
    Netflix, Inc.*@..................      23,100        590,205
    Packeteer, Inc.*.................      74,900      1,166,193
    United Online, Inc.*@............      82,700      2,095,618
                                                    ------------
                                                       6,330,290
                                                    ------------
MACHINERY & EQUIPMENT -- 1.0%
    Cummins, Inc.@...................      45,500      1,632,995
    Lone Star Technologies, Inc.*....      57,400      1,215,732
                                                    ------------
                                                       2,848,727
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 8.7%
    Digene Corp.*....................      56,200      1,530,326
    Fisher Scientific International,
      Inc.*..........................      91,700      3,200,329
    Gen-Probe, Inc.*.................      45,300      1,851,411
    Haemonetics Corp.*...............     102,900      1,924,230
    Hi-Tech Pharmacal Co.*@..........      28,650      1,157,174
    ICU Medical, Inc.*...............      72,400      2,255,260
    Immucor, Inc.*...................      51,150      1,114,559
    Integra LifeSciences Holdings
      Corp.*.........................      62,600      1,651,388
    Kensey Nash Corp.*...............      68,800      1,799,808
    Martek Biosciences Corp.*........      30,800      1,322,552
    Possis Medical, Inc.*............      25,500        349,860
    SurModics, Inc.*@................      47,200      1,439,600
    Thoratec Corp.*..................      62,000        923,800
    Wilson Greatbatch Technologies,
      Inc.*..........................      52,700      1,902,470
    Wright Medical Group, Inc.*......      51,000        969,000
    Zoll Medical Corp.*..............      19,500        654,420
                                                    ------------
                                                      24,046,187
                                                    ------------
OIL & GAS -- 5.1%
    AGL Resources, Inc...............      50,400      1,282,176
    Atwood Oceanics, Inc.*...........      58,600      1,590,990
    Cal Dive International, Inc.*....      99,200      2,162,560
    Frontier Oil Corp................     110,500      1,679,600
    Pride International, Inc.*@......     108,900      2,049,498
    Stone Energy Corp.*..............      33,300      1,395,936
    Tom Brown, Inc.*.................      69,800      1,939,742
    Universal Compression Holdings,
      Inc.*..........................      54,500      1,136,870
    Vintage Petroleum, Inc...........      90,900      1,025,352
                                                    ------------
                                                      14,262,724
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.5%
    Glatfelter, (P.H.) Co............      85,500      1,261,125
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
PERSONAL SERVICES -- 2.2%
    Career Education Corp.*@.........      53,691   $  3,673,538
    University of Phoenix Online*....      47,133      2,389,643
                                                    ------------
                                                       6,063,181
                                                    ------------
PHARMACEUTICALS -- 3.4%
    CIMA Labs, Inc.*.................      57,200      1,538,108
    Covance, Inc.*...................      41,300        747,530
    Eon Labs, Inc.*..................      45,800      1,609,870
    Medicis Pharmaceutical Corp.
      Cl-A@..........................      24,800      1,406,160
    Pharmaceutical Product
      Development, Inc.*.............      35,700      1,025,661
    Pharmaceutical Resources,
      Inc.*@.........................      25,000      1,216,500
    SICOR, Inc.*.....................      94,800      1,928,232
                                                    ------------
                                                       9,472,061
                                                    ------------
PRINTING & PUBLISHING -- 1.2%
    Journal Register Co.*............      63,000      1,139,670
    Scholastic Corp.*@...............      77,900      2,319,862
                                                    ------------
                                                       3,459,532
                                                    ------------
REAL ESTATE -- 1.0%
    Boston Properties, Inc. [REIT]...      15,400        674,520
    Brandywine Realty Trust [REIT]...      59,900      1,474,738
    Mack-Cali Realty Corp. [REIT]....      20,500        745,790
                                                    ------------
                                                       2,895,048
                                                    ------------
RESTAURANTS -- 2.9%
    Krispy Kreme Doughnuts, Inc.*....      74,500      3,067,910
    P.F. Chang's China Bistro,
      Inc.*@.........................      82,200      4,045,062
    Panera Bread Co. Cl-A*...........      24,900        996,000
                                                    ------------
                                                       8,108,972
                                                    ------------

AST PBHG SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
RETAIL & MERCHANDISING -- 7.0%
    Barnes & Noble, Inc.*@...........      61,600   $  1,419,880
    Charming Shoppes, Inc.*..........     199,500        991,515
    Cost Plus, Inc.*.................      20,700        738,162
    Electronics Boutique Holdings
      Corp.*.........................      28,900        667,879
    Emulex Corp.*@...................      65,900      1,500,543
    Jos. A. Bank Clothiers, Inc.*....      56,700      1,895,481
    Kenneth Cole Productions, Inc.
      Cl-A*..........................      58,400      1,138,216
    Pier 1 Imports, Inc..............      96,100      1,960,440
    Select Comfort Corp.*............      45,200        740,376
    The Wet Seal, Inc.*..............     219,700      2,346,396
    Tractor Supply Co.*..............      55,600      2,654,900
    Urban Outfitters, Inc.*..........      93,500      3,356,650
                                                    ------------
                                                      19,410,438
                                                    ------------
SEMICONDUCTORS -- 8.8%
    Actel Corp.*.....................      40,100        822,050
    Cree, Inc.*@.....................      64,300      1,046,804
    Cymer, Inc.*.....................      34,900      1,117,149
    Cypress Semiconductor Corp.*@....      98,400      1,180,800
    Fairchild Semiconductor Corp.*...     130,500      1,669,095
    Formfactor, Inc.*................      36,500        646,050
    Globespan, Inc.*.................     298,400      2,461,800
    Integrated Device Technology,
      Inc.*..........................     116,000      1,281,800
    Intersil Corp. Cl-A*@............      89,048      2,369,567
    LTX Corp.*.......................      96,800        834,416
    Marvell Technology Group
      Ltd.*@.........................      81,800      2,811,466
    MKS Instruments, Inc.*...........      78,800      1,423,916
    Omnivision Technologies,
      Inc.*@.........................      78,900      2,461,680
    Power Integrations, Inc.*@.......      58,000      1,410,560
    Silicon Laboratories, Inc.*......      77,400      2,061,936
    Zoran Corp.*.....................      34,900        670,429
                                                    ------------
                                                      24,269,518
                                                    ------------
TELECOMMUNICATIONS -- 1.7%
    ADTRAN, Inc.*....................      27,400      1,397,948
    Boston Communications Group,
      Inc.*@.........................      32,200        551,586
    Foundry Networks, Inc.*@.........     143,800      2,070,720
    Westell Technologies, Inc.*......      87,500        756,875
                                                    ------------
                                                       4,777,129
                                                    ------------
TRANSPORTATION -- 0.3%
    UTi Worldwide, Inc...............      23,900        745,441
                                                    ------------
UTILITIES -- 0.8%
    MGE Energy, Inc..................      19,900        626,850
    Philadelphia Suburban Corp.......      40,800        994,704
    UGI Corp.........................      19,850        629,245
                                                    ------------
                                                       2,250,799
                                                    ------------
TOTAL COMMON STOCK
  (Cost $212,582,662)................                256,165,831
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
FOREIGN STOCK -- 2.1%
INSURANCE -- 0.9%
    Platinum Underwriters Holdings
      Ltd. -- (BMD)*.................      95,800   $  2,600,012
                                                    ------------
INTERNET SERVICES -- 0.4%
    Sohu.com, Inc. -- (CNY)*@........      35,500      1,212,680
                                                    ------------
PHARMACEUTICALS -- 0.8%
    Taro Pharmaceuticals Industries
      Ltd. -- (ISL)*.................      38,600      2,118,368
                                                    ------------
TOTAL FOREIGN STOCK
  (Cost $4,050,714)..................                  5,931,060
                                                    ------------
SHORT-TERM INVESTMENTS -- 5.0%
REGISTERED INVESTMENT COMPANIES
    Temporary Investment Fund
      (Cost $13,959,403).............  13,959,403     13,959,403
                                                    ------------
                                          PAR
                                         (000)
                                         -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 16.6%
CERTIFICATES OF DEPOSIT -- 7.9%
    American Express Centurion
      1.34%, 01/27/04 [FRN]..........  $    1,597      1,596,698
    American Express Credit Corp.
      1.31%, 04/16/04 [FRN]..........         395        394,968
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]...........         173        173,460
      1.37%, 01/16/04 [FRN]..........       1,409      1,409,305
    Canadian Imperial Bank Corp.
      1.28%, 05/28/04................         810        810,151
    Dresdner Bank
      1.78%, 10/06/03 [FRN]..........       5,256      5,256,016
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN]..........         515        515,343
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03................       2,641      2,641,414
      1.26%, 07/28/03................       1,643      1,643,334
    Monumental Global Funding
      1.48%, 05/28/04................         843        843,447
    Morgan Stanley
      1.34%, 10/22/03 [FRN]..........       1,544      1,543,604
    National City Bank of Indiana
      1.59%, 11/10/03 [FRN]..........       2,758      2,757,663
    Svenska Handelsbanken
      1.44%, 07/01/03................       1,668      1,668,262
    UBS Warburg
      1.38%, 07/01/03................         751        750,765
                                                    ------------
                                                      22,004,430
                                                    ------------

AST PBHG SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
NON-REGISTERED INVESTMENT COMPANIES -- 8.4%
  Institutional Money Market Trust...  23,313,193   $ 23,313,193
                                          PAR
                                         (000)
                                         -----
REPURCHASE AGREEMENTS -- 0.3%
  UBS AG
    1.00%, dated 06/30/03, maturing
    07/01/03, repurchase price
    $695,128 (Collateralized by U.S.
    Treasury Notes, 3.25%, par value
    $701,126, market value $709,074
    due 12/31/03)....................  $      695        695,109
                                                    ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $46,012,732).................                 46,012,732
                                                    ------------
TOTAL INVESTMENTS -- 116.1%
  (Cost $276,605,511)................                322,069,026
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (16.1%)............                (44,736,113)
                                                    ------------
NET ASSETS -- 100.0%.................               $277,332,913
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST PIMCO TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 34.3%
    Federal Home Loan Mortgage Corp.
      4.30%, 02/01/24 [VR]..........  $       86   $       88,231
      5.00%, 08/18/18 [TBA].........      10,000       10,303,120
      6.00%, 02/01/16-08/13/33......      93,154       96,591,774
      6.50%, 08/01/32...............       9,053        9,423,483
      8.25%, 08/01/17...............          48           52,414
                                                   --------------
                                                      116,459,022
                                                   --------------
    Federal National Mortgage Assoc.
      3.933%, 08/01/29 [ARM]........         461          471,785
      4.199%, 05/01/36 [VR].........      27,800       28,472,591
      4.348%, 01/01/24 [VR].........          21           21,710
      4.405%, 11/01/35 [ARM]........       8,423        8,627,634
      4.535%, 01/01/28 [VR].........         350          357,316
      5.00%, 07/17/18-04/25/33
        [TBA].......................      90,098       93,003,177
      5.50%, 04/01/16-03/01/18......     116,725      121,293,777
      6.00%, 08/01/13-08/13/33......     355,694      370,201,607
      6.25%, 05/25/08 [IO],+........         161            5,400
      6.50%, 10/15/31...............         636          667,655
      6.90%, 05/25/23...............         298          319,821
                                                   --------------
                                                      623,442,473
                                                   --------------
    Government National Mortgage Assoc.
      4.25%, 04/20/30-05/20/30
        [VR]........................         859          888,521
      4.50%, 07/20/30-02/20/32
        [VR]........................      25,396       26,169,307
      5.00%, 10/20/29-11/20/29
        [VR]........................      10,150       10,520,756
      5.375%, 03/20/17-02/20/27
        [VR]........................       8,093        8,375,067
      5.50%, 07/22/33-08/20/33......      10,000       10,381,558
      5.625%, 10/20/23-12/20/26
        [VR]........................       4,006        4,121,277
      5.75%, 08/20/23-09/20/24
        [VR]........................       2,344        2,419,245
      6.00%, 04/01/16...............         546          570,134
      6.50%, 09/15/23-10/15/32......      21,107       22,370,819
      7.00%, 02/15/24...............          65           69,225
                                                   --------------
                                                       85,885,909
                                                   --------------
    (Cost $818,692,882).............                  825,787,404
                                                   --------------
CORPORATE OBLIGATIONS -- 13.9%
AIRLINES -- 0.3%
    American Airlines, Inc.
      10.19%, 05/26/15 144A.........         250          104,021
    Continental Airlines, Inc.
      6.954%, 02/02/11..............       6,248        4,673,551
      7.256%, 09/15/21..............       1,243        1,231,109
    United Air Lines, Inc.
      10.36%, 11/13/12++++,+........       6,925        1,765,875
      10.36%, 11/27/12++++,+........         500          127,500
      10.02%, 03/22/14++++,+........       1,000          258,005
                                                   --------------
                                                        8,160,061
                                                   --------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
AUTOMOBILE MANUFACTURERS -- 0.6%
    DaimlerChrysler Corp.
      1.57%, 08/21/03 [FRN].........  $      800   $      800,032
    DaimlerChrysler NA Holding Corp.
      1.85%, 08/01/03 [FRN].........      14,800       14,803,715
                                                   --------------
                                                       15,603,747
                                                   --------------
BUSINESS SERVICES -- 0.1%
    Trinom Ltd.
      5.41%, 06/18/04 144A [FRN]....       1,400        1,412,446
                                                   --------------
CONGLOMERATES -- 0.1%
    Philip Morris Co., Inc.
      7.75%, 01/15/27...............       1,700        1,827,191
                                                   --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.1%
    AEP Texas Central Co.
      2.59%, 02/15/05 144A..........       1,600        1,601,813
                                                   --------------
ENTERTAINMENT & LEISURE -- 1.5%
    AOL Time Warner, Inc.
      7.70%, 05/01/32...............      16,300       19,101,579
    The Walt Disney Co.
      6.375%, 03/01/12..............      10,000       11,417,980
      7.00%, 03/01/32...............       5,000        5,836,920
                                                   --------------
                                                       36,356,479
                                                   --------------
FINANCIAL-BANK & TRUST -- 0.1%
    Bank One Corp.
      5.90%, 11/15/11...............       1,600        1,811,205
                                                   --------------
FINANCIAL SERVICES -- 4.9%
    CIT Group, Inc.
      7.50%, 11/14/03...............       5,515        5,632,806
      7.125%, 10/15/04..............       7,000        7,457,940
    Ford Motor Credit Corp.
      7.25%, 10/25/11...............       2,200        2,265,274
    Gemstone Investor Ltd.
      7.71%, 10/31/04 144A..........       3,600        3,600,000
    General Motors Acceptance Corp.
      1.877%, 03/22/04 [FRN]........      17,000       16,963,552
      1.529%, 04/05/04 [FRN]........      10,000        9,927,910
      1.63%, 04/05/04...............       2,000        1,985,580
      2.10%, 05/04/04 [FRN].........      26,500       26,391,402
      6.85%, 06/17/04...............       2,000        2,080,872
      1.736%, 07/21/04 [FRN]........       5,150        5,093,659
      1.74%, 07/30/04...............       7,900        7,815,944
      6.875%, 08/28/12..............       2,300        2,298,459
      8.00%, 11/01/31...............       7,900        7,772,597
    LG&E Capital Corp...............       5,000        5,149,905
      6.205%, 05/01/04 144A
    Pemex Finance Ltd.
      5.72%, 11/15/03...............         825          838,419
    Pemex Project Funding Master
      Trust
      8.00%, 11/15/11...............       2,700        3,098,250
      8.625%, 02/01/22 144A.........       2,300        2,633,500

AST PIMCO TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
    Phoenix Quake Wind Ltd.
      3.515%, 06/03/08 144A [VR]....  $    2,400   $    2,398,032
      4.565%, 06/03/08 144A [VR]....         550          549,528
    Sr. Wind Ltd. Cl-A2
      6.60%, 05/18/05 144A [FRN]....       4,000        4,057,120
      7.10%, 05/18/05 144A [FRN]....       2,000        2,021,320
                                                   --------------
                                                      120,032,069
                                                   --------------
FOOD -- 0.1%
    Kroger Co.
      7.50%, 04/01/31...............       1,100        1,308,828
                                                   --------------
LUMBER & WOOD PRODUCTS -- 0.8%
    Weyerhaeuser Co.
      8.50%, 01/15/25...............      15,425       19,181,157
                                                   --------------
OIL & GAS -- 1.5%
    El Paso Corp.
      7.75%, 01/15/32...............      22,800       19,323,000
    Kerr McGee Corp.
      2.548%, 06/28/04 144A [FRN]...       1,300        1,293,856
    Kinder Morgan Energy
      7.125%, 03/15/12..............         900        1,078,855
    Williams Companies, Inc. Cl-A
      6.75%, 01/15/17...............      15,000       14,850,000
                                                   --------------
                                                       36,545,711
                                                   --------------
TELECOMMUNICATIONS -- 3.1%
    AT&T Corp.
      8.50%, 11/15/31...............      10,000       11,378,330
    AT&T Wireless Services, Inc.
      7.875%, 03/01/11..............         700          829,430
    Qwest Capital Funding Corp.
      7.25%, 02/15/11...............         153          126,225
    Qwest Corp.
      7.25%, 09/15/25...............         900          850,500
      7.20%, 11/10/26...............      13,250       12,488,125
    Qwest Services Corp.
      8.875%, 03/15/12 144A.........         600          672,000
    Sprint Capital Corp.
      6.00%, 01/15/07...............       7,700        8,282,744
      6.375%, 05/01/09..............       5,000        5,476,860
      8.375%, 03/15/12..............       5,015        6,016,089
      8.75%, 03/15/32...............      13,000       15,616,366
    U.S. West
      8.875%, 06/01/31..............         500          527,500
    Verizon Global Funding Corp.
      6.125%, 06/15/07..............      10,800       12,170,423
    Verizon New York, Inc.
      6.875%, 04/01/12..............         500          589,776
                                                   --------------
                                                       75,024,368
                                                   --------------
UTILITIES -- 0.7%
    National Rural Utilities Co.
      2.83%, 04/26/04 [FRN].........       2,000        2,012,760
      7.25%, 03/01/12...............       5,000        5,996,815

                                         PAR
                                        (000)          VALUE
                                        -----          -----
    Pacific Gas & Electric Co.
      7.958%, 10/31/49 144A [FRN]...  $    1,100   $    1,116,500
    Progress Energy, Inc.
      7.75%, 03/01/31...............       6,240        7,523,381
                                                   --------------
                                                       16,649,456
                                                   --------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $327,925,129)...............                  335,514,531
                                                   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 11.1%
    ABN Amro Mortgage Corp. Series
      2002-7 Cl-1A3
      5.50%, 09/25/32...............       3,385        3,399,991
    Bank of America Mortgage
      Securities Series 2002-3
      Cl-1A6
      6.25%, 03/25/32...............       2,756        2,767,563
    Bear Stearns Trust Series
      2001-10 Cl-VIA
      6.041%, 02/25/32 [ARM, VR]....         832          837,571
    Bear Stearns Trust Series 2001-8
      Cl-VIA
      6.603%, 11/25/31 [ARM, VR]....       2,168        2,178,925
    Bear Stearns Trust Series
      2002-11 Cl A-1
      5.60%, 12/30/32 [ARM].........       3,839        3,908,754
    Bear Stearns Trust Series
      2002-11 Cl A-2
      5.381%, 01/25/33 [ARM]........      11,899       12,141,233
    Bear Stearns Trust Series 2002-8
      Cl-3A
      6.16%, 08/25/32 [ARM, VR].....         705          722,093
    Bear Stearns Trust Series 2002-9
      Cl-2A
      5.418%, 12/30/32 [ARM, VR]....       1,911        1,944,617
    Chase Mortgage Finance Corp.
      Series 1999-S8 Cl-A1
      6.35%, 06/25/29...............          29           28,591
    Citicorp Mortgage Securities,
      Inc. Series 1992-17 Cl-A
      4.603%, 09/25/22..............         102          102,079
    CMC Securities Corp. III Series
      1998-1 Cl-A19
      6.75%, 05/25/28...............      18,534       18,708,903
    Credit Suisse First Boston, Inc.
      Series 1998-1 Cl-A5
      6.75%, 09/25/28...............       2,509        2,517,282
    E-Trade Bank Trust Series
      2001-01 Cl-A1
      7.025%, 08/31/31 [VR].........       2,578        2,587,872
    Fannie Mae Series 2003-W1 Cl
      1-A1
      6.50%, 12/25/42...............       4,828        5,204,160
    Federal Home Loan Mortgage Corp.
      Series 2064 Cl-ZA
      6.50%, 05/15/28...............      10,772       11,437,779

AST PIMCO TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
    First Horizon Asset Securities,
      Inc. Series 2001-7 Cl-A1
      6.75%, 11/25/31...............  $      784   $      796,580
    Freddie Mac Series 2145 Cl-MZ
      6.50%, 04/15/29...............      13,166       14,229,665
    Freddie Mac Series 2504 Cl-L
      5.50%, 03/15/15...............       1,358        1,383,646
    Freddie Mac Series 2535 Cl-DT
      5.00%, 09/15/16...............       2,519        2,602,988
    G-Wing Ltd. Series 2001-WH1A
      Cl-B
      3.96%, 11/06/11 144A..........      10,667       10,469,942
    GEM Trust Series 1999-1 Cl-1A3
      6.625%, 04/25/29..............      12,787       12,953,647
    GS Mortgage Securities Corp. II
      Series 2001-1285 Cl-A2
      6.526%, 08/15/18 144A.........       2,000        2,272,482
    Indymac Trust Series 2001-H2
      Cl-A2
      6.449%, 01/25/32 [ARM]........       1,170        1,207,316
    Merrill Lynch Mortgage
      Investors, Inc. Series 1998-C3
      C1-A1
      5.65%, 12/15/30...............       4,236        4,440,034
    Nationslink Funding Corp. Series
      1999-SL Cl-A4
      6.654%, 11/10/30..............         500          540,973
    PHH Mortgage Services Corp.
      Series 1997-6 Cl-A4
      7.142%, 11/18/27 144A [FRN]...       5,255        5,497,900
    PNC Mortgage Securities Corp.
      Series 1997-3 Cl-2A4
      7.50%, 05/25/27...............       1,433        1,431,718
    PNC Mortgage Securities Corp.
      Series 1998-1 Cl-5A4
      6.972%, 02/25/28..............       3,524        3,529,641
    Residential Asset Securitization
      Trust Series 2001-A1 CL-1A5
      7.13%, 07/25/31...............      24,300       25,222,836
    Residential Funding Mortgage
      Securities I Series 1998-S30
      Cl-A6
      6.50%, 12/25/28...............      31,047       31,454,560
    Residential Funding Mortgage
      Securities I Series 1999-16
      Cl-A4
      6.75%, 07/30/29...............      10,000       10,171,493
    Residential Funding Mortgage
      Securities I Series 2002-S15
      Cl-A1
      6.25%, 09/25/32...............       1,526        1,540,403
    Residential Funding Mortgage
      Securities I Series 2002-SA2
      Cl-A1
      5.691%, 09/25/32..............       3,579        3,622,475

                                         PAR
                                        (000)          VALUE
                                        -----          -----
    Rothschild, (L.F.) Mortgage
      Trust Series 2 Cl-2
      9.95%, 08/01/17...............  $      375   $      410,393
    Salomon Brothers Mortgage
      Securities Series 1999-3 Cl-A
      1.73%, 05/25/29 [FRN].........         742          743,653
    Salomon Brothers Mortgage
      Securities VII Series 1999-NC4
      Cl-A
      1.82%, 09/25/29 [FRN].........         695          695,457
    Small Business Administration
      Series 2000-P10B Cl-1
      7.449%, 08/01/10..............       2,758        3,105,887
    Small Business Administration
      Series 2001-P10B Cl-1
      6.344%, 08/01/11..............      15,020       16,272,686
    Structured Asset Mortgage
      Investments, Inc. Series
      1992-2 Cl-1A3
      6.30%, 05/25/29...............      23,584       24,114,964
    Structured Asset Securities
      Corp. Series 2001-15A Cl-2A1
      6.50%, 10/25/31 [VR]..........       1,810        1,879,420
    Structured Asset Securities
      Corp. Series 2002-1A Cl-4A
      6.239%, 02/25/32 [VR].........       1,670        1,708,159
    Structured Asset Securities
      Corp. Series 2002-26 Cl-1A12
      5.60%, 01/25/33...............       1,200        1,199,960
    Washington Mutual Series
      2002-AR11 Cl-A1
      5.101%, 10/25/32 [VR].........      11,198       11,380,876
    Wells Fargo Mortgage Backed
      Securities Trust Series 2001-2
      Cl-A1
      7.00%, 02/25/16...............         379          378,718
    Wells Fargo Mortgage Backed
      Securities Trust Series
      2002-22 Cl-2A1
      5.00%, 01/25/33...............       4,318        4,338,435
                                                   --------------
    (Cost $258,444,525).............                  268,084,320
                                                   --------------
U.S. TREASURY OBLIGATIONS -- 10.8%
    U.S. Treasury Bonds
      7.50%, 11/15/16...............      26,300       35,709,456
      8.75%, 05/15/17...............      24,700       36,979,580
      8.875%, 08/15/17..............       5,800        8,776,125
                                                   --------------
                                                       81,465,161
                                                   --------------

AST PIMCO TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
U.S. Treasury Inflationary Bonds [TIPS]
      3.375%, 01/15/07-01/15/12#....  $    9,900   $   12,307,895
      3.875%, 01/15/09-04/15/29.....      72,850       99,289,618
      4.25%, 01/15/10...............       3,400        4,372,785
      3.50%, 01/15/11...............       3,700        4,439,451
      3.00%, 07/15/12...............       7,700        8,677,502
                                                   --------------
                                                      129,087,251
                                                   --------------
    U.S. Treasury Notes
      7.25%, 05/15/16...............      28,200       37,512,627
      5.202%, 11/15/16 [PO]+........       1,600          889,382
      5.168%, 02/15/17 [PO]+........       8,700        4,757,786
      5.219%, 05/15/17 [IO]+........      14,200        7,669,633
                                                   --------------
                                                       50,829,428
                                                   --------------
    (Cost $250,953,143).............                  261,381,840
                                                   --------------
SOVEREIGN ISSUES -- 3.8%
BRAZIL -- 1.2%
    Republic of Brazil
      2.125%, 04/15/06 [BRB, FRN]...       2,990        2,833,464
      11.50%, 03/12/08..............       7,000        7,350,000
      2.188%, 04/15/09..............         967          816,633
      2.188%, 04/15/09..............         141          119,216
      11.00%, 01/11/12..............       2,380        2,374,050
      8.00%, 04/15/14 [FRN].........      13,004       11,423,480
      11.00%, 08/17/40..............       6,000        5,490,000
                                                   --------------
                                                       30,406,843
                                                   --------------
MEXICO -- 1.1%
    United Mexican States
      9.875%, 02/01/10..............         600          771,000
      8.375%, 01/14/11..............       7,100        8,523,550
      6.375%, 01/16/13..............       2,490        2,645,625
      11.375%, 09/15/16.............         200          291,500
      8.00%, 09/24/22...............       6,700        7,504,000
      8.30%, 08/15/31...............       5,900        6,808,600
    United Mexican States Value
      Recovery Rights Series B
      0.00%, 06/30/04...............      11,000          115,500
    United Mexican States Value
      Recovery Rights Series C
      0.00%, 06/30/05...............      11,000           33,000
    United Mexican States Value
      Recovery Rights Series D
      0.00%, 06/30/06...............      11,000            9,350
    United Mexican States Value
      Recovery Rights Series E
      0.00%, 06/30/07...............      11,000            6,600
                                                   --------------
                                                       26,708,725
                                                   --------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
PANAMA -- 0.4%
    Republic of Panama
      2.25%, 07/17/16 [VR]..........  $    4,124   $    3,334,990
      9.375%, 01/16/23..............       4,400        4,917,000
      8.875%, 09/30/27..............         400          437,000
                                                   --------------
                                                        8,688,990
                                                   --------------
PERU -- 0.7%
    Republic of Peru
      9.125%, 01/15/08-02/21/12.....      10,100       10,736,803
      9.875%, 02/06/15..............       2,500        2,750,000
      4.50%, 03/07/17...............       4,000        3,172,400
                                                   --------------
                                                       16,659,203
                                                   --------------
SOUTH AFRICA -- 0.4%
    Republic of South Africa
      9.125%, 05/19/09..............         800          994,000
      7.375%, 04/25/12..............       7,300        8,395,000
                                                   --------------
                                                        9,389,000
                                                   --------------
TOTAL SOVEREIGN ISSUES
  (Cost $85,004,087)................                   91,852,761
                                                   --------------
ASSET BACKED SECURITIES -- 3.4%
    Badger TOB Asset Securitization
      Corp.
      6.00%, 06/01/17...............      10,100        9,623,684
    Bayview Financial Acquisition
      Trust Series 2001-AA Cl-A
      1.74%, 04/25/31 144A [FRB]....       1,569        1,564,511
    Bayview Financial Acquisition
      Trust Series 2001-BA Cl-A
      1.62%, 07/25/31 144A [FRB]....       9,818        9,806,964
    Bear Stearns Asset Backed
      Securities, Inc. Series 2001-A
      Cl-AIII
      1.701%, 02/15/31 [FRN]........       1,569        1,570,696
    CDC Mortgage Capital Trust
      Series 2002-HE2 Cl-A
      1.626%, 01/25/33 [FRB]........      16,099       16,103,643
    Conseco Finance Home Improvement
      Series 1999-G C1-M1
      8.88%, 06/15/24...............       9,250        9,563,256
    Conseco Finance Securities Corp.
      Series 2000-4 Cl-A6
      8.31%, 05/01/32...............       2,000        1,752,545
    Contimortgage Home Equity Loan
      Trust Series 1997-5 Cl-A8
      1.72%, 03/15/24 [FRN].........         706          707,103
    EMC Mortgage Loan Trust Series
      2001-A Cl-A
      1.706%, 05/25/40 144A [FRN]...      22,475       22,507,451

AST PIMCO TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
    Providian Gateway Master Trust
      Series 2000-C Cl-A
      1.50%, 03/15/07 144A [FRN]....  $    8,800   $    8,805,342
                                                   --------------
    (Cost $82,465,982)..............                   82,005,195
                                                   --------------
MUNICIPAL BONDS -- 2.9%
CALIFORNIA -- 0.6%
    California State Revenue
      Anticipation
      Warrants -- Series A
      2.00%, 06/16/04...............       6,100        6,150,386
    Golden State TOB Securitization
      Corp.
      Series 2003-A-1
      6.25%, 06/01/33...............       5,300        4,761,785
    Ventura County California
      Community College District
      5.00%, 08/01/27...............       3,355        3,520,100
                                                   --------------
                                                       14,432,271
                                                   --------------
ILLINOIS -- 0.1%
    Chicago Illinois Refunding --
      Emergency Telephone System
      5.25%, 01/01/13...............       2,000        2,305,100
                                                   --------------
NEVADA -- 0.6%
    Las Vegas Water Authority (MBIA
      Insured)
      5.00%, 06/01/25...............       3,840        4,030,925
      5.00%, 06/01/26...............       7,000        7,342,510
      5.00%, 06/01/27...............       2,200        2,305,930
                                                   --------------
                                                       13,679,365
                                                   --------------
NEW YORK -- 1.0%
    New York City Transitional
      Financial Authority
      5.00%, 02/01/33...............      11,700       12,132,315
    New York NY City Municipal
      Financial Authority Water &
      Sewer System
      5.00%, 06/15/34...............      12,800       13,339,775
                                                   --------------
                                                       25,472,090
                                                   --------------
TEXAS -- 0.3%
    Lower Colorado River Authority
      Texas
      5.00%, 05/15/31...............       5,000        5,184,550
    University of Texas Revenue Bond
      Series B
      5.00%, 08/15/33...............       1,600        1,661,728
                                                   --------------
                                                        6,846,278
                                                   --------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
WASHINGTON -- 0.3%
    Energy Northwest Washington
      Electric Cl-A
      5.50%, 07/01/13...............  $    3,300   $    3,819,387
      5.50%, 07/01/14...............       2,600        3,019,588
                                                   --------------
                                                        6,838,975
                                                   --------------
TOTAL MUNICIPAL BONDS
  (Cost $67,952,845)................                   69,574,079
                                                   --------------
FOREIGN BONDS -- 1.6%
TELECOMMUNICATIONS
    British Telecom PLC -- (GBP)
      2.705%, 12/15/03 [FRN]........       2,900        2,909,782
      8.375%, 12/15/10..............       2,500        3,167,195
    Deutsche Telekom International
      Finance -- (DEM)
      9.25%, 06/01/32...............       5,000        6,936,505
    France Telecom -- (FRF)
      1.906%, 07/16/03 144A [FRN]...       4,400        4,395,939
      7.70%, 03/01/06...............       5,000        5,707,510
      10.00%, 03/01/31..............      10,830       15,038,906
                                                   --------------
    (Cost $32,259,938)..............                   38,155,837
                                                   --------------
                                        NUMBER
                                          OF
                                      CONTRACTS
                                      ---------
OPTIONS -- 0.0%
PUT OPTIONS
    3-Month Euro-Euribor Interest
      Futures, Strike Price 97.125,
      Expires 12/15/03*.............         315                0
    Eurodollar Futures, Strike Price
      98, Expires 09/15/03*.........         500            6,250
                                                   --------------
    (Cost $12,756)..................                        6,250
                                                   --------------
                                         PAR
                                        (000)
                                      ----------
SHORT-TERM INVESTMENTS -- 35.2%
COMMERCIAL PAPER -- 6.7%
    ANZ (DE) Inc.
      1.235%, 07/02/03..............  $   31,500       31,498,919
    Bank of America
      1.15%, 07/14/03...............      12,300       12,300,000
    Barclays US Funding
      0.92%, 09/22/03...............      20,000       19,957,067
    Danske Corp.
      1.20%, 08/28/03...............      20,000       19,959,367
    General Electric Capital Corp.
      1.25%, 07/23/03...............       1,100        1,099,101
      1.20%, 08/21/03...............      11,200       11,179,992
    HBOS Treasury Service
      0.93%, 09/25/03...............      50,000       49,887,624

AST PIMCO TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         PAR
                                        (000)          VALUE
                                        -----          -----
    UBS Finance (DE) LLC
      1.035%, 07/18/03..............  $   16,000   $   15,992,181
                                                   --------------
                                                      161,874,251
                                                   --------------
                                        SHARES
                                        ------
REGISTERED INVESTMENT COMPANIES -- 2.4%
    Temporary Investment Cash
      Fund..........................  28,550,921       28,550,921
    Temporary Investment Fund.......  28,550,920       28,550,920
                                                   --------------
                                                       57,101,841
                                                   --------------
                                         PAR
                                        (000)
                                        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.5%
    Federal Home Loan Bank
      0.97%, 09/19/03...............  $   52,400       52,285,638
      1.15%, 10/10/03-10/29/03......     113,800      113,491,410
    Federal Home Loan Mortgage Corp.
      1.155%, 09/30/03..............     100,000       99,764,900
    Federal National Mortgage Assoc.
      0.98%, 09/17/03-09/24/03......     282,900      282,259,041
      1.135%, 09/30/03..............      70,100       69,935,195
                                                   --------------
                                                      617,736,184
                                                   --------------
U.S. TREASURY OBLIGATIONS -- 0.6%
    U.S. Treasury Bills
      1.08%, 08/07/03#..............         640          639,336
      1.085%, 08/07/03#.............       2,000        1,997,924
      1.105%, 08/07/03#.............       4,075        4,070,772
      1.11%, 08/07/03#..............         600          599,378
      0.769%, 08/14/03#.............         260          259,756
      0.899%, 08/14/03#.............         800          799,076
      0.98%, 08/14/03#..............         260          259,673
      1.00%, 08/14/03#..............         200          199,743
      1.005%, 08/14/03#.............          60           59,923
      1.015%, 08/14/03#.............         685          684,330
      1.02%, 08/14/03#..............       1,190        1,188,835
      1.025%, 08/14/03#.............       1,300        1,298,289
      1.045%, 08/14/03#.............         820          819,106
      1.055%, 08/14/03#.............          40           39,961
      1.065%, 08/14/03#.............         685          684,329
      1.07%, 08/14/03#..............         200          199,725
                                                   --------------
                                                       13,800,156
                                                   --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $850,358,778)...............                  850,512,432
                                                   --------------
TOTAL INVESTMENTS -- 115.6%
  (Cost $2,774,070,065).............                2,822,874,649
                                                   --------------
                                        NUMBER
                                          OF
                                      CONTRACTS        VALUE
                                      ---------        -----
WRITTEN OPTIONS -- (0.6)%
CALL OPTIONS -- (0.5)%
  Eurodollar Futures, Strike Price
    98.50, Expires 03/15/04*........          38   $      (32,062)
  Swap 3-Month LIBOR & Fixed 3.25%,
    Strike Price 3.25, Expires
    03/03/04*+......................         405         (790,803)
  Swap 3-Month LIBOR & Fixed 3.50%,
    Strike Price 3.50, Expires
    12/15/03*+......................          97         (272,803)
  Swap 3-Month LIBOR & Fixed 3.50%,
    Strike Price 3.50, Expires
    12/16/03*+......................         190         (535,629)
  Swap 3-Month LIBOR & Fixed 3.50%,
    Strike Price 3.50, Expires
    12/17/03*+......................         150         (266,265)
  Swap 3-Month LIBOR & Fixed 4.00%,
    Strike Price 4.00, Expires
    03/03/04*+......................         247         (606,484)
  Swap 3-Month LIBOR & Fixed 4.00%,
    Strike Price 4.00, Expires
    07/22/03*+......................         192         (269,875)
  Swap 3-Month LIBOR & Fixed 4.00%,
    Strike Price 4.00, Expires
    08/01/03*+......................          51          (77,867)
  Swap 3-Month LIBOR & Fixed 5.20%,
    Strike Price 5.20, Expires
    11/02/04*+......................         314       (2,563,810)
  Swap 3-Month LIBOR & Fixed 5.50%,
    Strike Price 5.50, Expires
    01/07/05*+......................         245       (2,269,361)
  Swap 3-Month LIBOR & Fixed 6.00%,
    Strike Price 6.00, Expires
    06/09/05*+......................         383       (4,166,887)
  Swap 3-Month LIBOR & Fixed 6.00%,
    Strike Price 6.00, Expires
    10/19/04*+......................          94       (1,160,430)
  U.S. Treasury Bond Futures, Strike
    Price 126, Expires 08/23/03*....         801          (87,609)
  U.S. Treasury Bond Futures, Strike
    Price 128, Expires 08/23/03*....         285          (11,650)
  U.S. Treasury Note Futures, Strike
    Price 117, Expires 08/23/03*....          35          (51,953)
  U.S. Treasury Note Futures, Strike
    Price 119, Expires 08/23/03*....         121           (3,782)
  U.S. Treasury Note Futures, Strike
    Price 120, Expires 08/23/03*....         117          (42,047)
  U.S. Treasury Note Futures, Strike
    Price 122, Expires 08/23/03*....         119          (13,016)
  U.S. Treasury Note Futures, Strike
    Price 123, Expires 08/23/03*....         439          (27,437)
                                                   --------------
                                                      (13,249,770)
                                                   --------------

AST PIMCO TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        NUMBER
                                          OF
                                      CONTRACTS        VALUE
                                      ---------        -----
PUT OPTIONS -- (0.1)%
  Eurodollar Futures, Strike Price
    97.25, Expires 03/15/04*........          19   $         (238)
  Eurodollar Futures, Strike Price
    97.75, Expires 03/15/04*........         121           (3,025)
  Eurodollar Futures, Strike Price
    98, Expires 12/15/03*...........         355           (2,219)
  Swap 3-Month LIBOR & Fixed 5.50%,
    Strike Price 5.50, Expires
    12/17/03*+......................         100           (8,335)
  Swap 3-Month LIBOR & Fixed 6.00%,
    Strike Price 6.00, Expires
    10/19/04*+......................          94          (75,491)
  Swap 3-Month LIBOR & Fixed 6.70%,
    Strike Price 6.70, Expires
    06/09/05*+......................         223         (235,042)
  Swap 3-Month LIBOR & Fixed 6.70%,
    Strike Price 6.70, Expires
    11/02/04*+......................         314         (152,761)
  Swap 3-Month LIBOR & Fixed 7.00%,
    Strike Price 7.00, Expires
    01/07/05*+......................         245         (127,792)
  U.S. Treasury Bond Futures, Strike
    Price 114, Expires 08/23/03*....       1,178         (920,312)
  U.S. Treasury Note Futures, Strike
    Price 110, Expires 08/23/03*....          35           (1,094)
  U.S. Treasury Note Futures, Strike
    Price 114, Expires 08/23/03*....         117          (32,906)
  U.S. Treasury Note Futures, Strike
    Price 116, Expires 08/23/03*....         416         (286,000)
                                                   --------------
                                                       (1,845,215)
                                                   --------------
TOTAL WRITTEN OPTIONS
  (Cost $(9,929,452))...............                  (15,094,985)
                                                   --------------
                                         PAR
                                        (000)
                                        -----
SALE COMMITMENT -- (1.4)%
    Federal National Mortgage Assoc.
      6.00%, 07/14/33 [TBA]
    (Cost $(34,324,219))............  $   33,000      (34,299,375)
                                                   --------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (15.0%)...........                 (362,473,846)
                                                   --------------
NET ASSETS -- 100.0%................               $2,411,006,443
                                                   ==============

Foreign currency exchange contracts outstanding at June 30, 2003:

                                          IN
SETTLEMENT               CONTRACTS     EXCHANGE      CONTRACTS      UNREALIZED
MONTH           TYPE     TO RECEIVE       FOR        AT VALUE      APPRECIATION
--------------------------------------------------------------------------------
09/03        Buy    MXP  13,854,000   $ 1,199,999   $ 1,312,424      $112,425
                                      ===========   ===========      ========

                                          IN                        UNREALIZED
SETTLEMENT               CONTRACTS     EXCHANGE      CONTRACTS    APPRECIATION/
MONTH           TYPE     TO DELIVER       FOR        AT VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
07/03        Sell   EUR  8,382,000    $ 9,655,770   $ 9,624,665      $ 31,105
07/03        Sell   GBP  1,276,000      2,142,440     2,105,116        37,324
09/03        Sell   MXP  13,854,000     1,229,281     1,312,424       (83,143)
                                      -----------   -----------      --------
                                      $13,027,491   $13,042,205      $(14,714)
                                      ===========   ===========      ========

# Securities with an aggregate market value of $15,992,100 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

                                             NOTIONAL      UNREALIZED
                          EXPIRATION          AMOUNT     APPRECIATION/
DESCRIPTION                 MONTH              (000)     (DEPRECIATION)
-----------------------------------------------------------------------
U.S. Treasury 10 Year
  Note..................    09/03            $ 56,000     $  (980,000)
U.S. Treasury 30 Year
  Bond..................    09/03             112,300      (2,553,500)
5 Year Euro-Bobl........    09/03      EUR     47,000         (67,595)
Euro Dollar.............    03/04      EUR    107,750         773,713
Euro Dollar.............    06/04      EUR      9,250          60,313
Euro Dollar.............    09/04      EUR     14,750         114,312
Euro Dollar.............    12/04      EUR     28,500         212,700
Euro Euribor Interest
  Rate..................    03/04      EUR      9,250          28,332
Euro Euribor Interest
  Rate..................    09/04      EUR     48,500         279,630
Euro Euribor Interest
  Rate..................    12/04      EUR      7,500           5,865
Euro Euribor Interest
  Rate..................    09/05      EUR     63,500        (151,750)
3-Month LIBOR...........    12/03      GBP      4,625         (12,743)
3-Month LIBOR...........    03/04      GBP     36,625         (24,078)
                                                          -----------
                                                          $(2,314,801)
                                                          ===========

Written options on foreign bond futures and interest rate futures outstanding at June 30, 2003:

                                                     NUMBER       NOTIONAL
                              STRIKE   EXPIRATION      OF          AMOUNT        UNREALIZED
DESCRIPTION            TYPE   PRICE      MONTH      CONTRACTS      (000)        APPRECIATION
---------------------------------------------------------------------------------------------
3-Month Euro-Euribor
 Interest Rate
 Futures.............  Put    97.500     09/03         194      EUR   48,500      $ 96,863
3-Month Euro-Euribor
 Interest Rate
 Futures.............  Put    96.500     12/03         142      EUR   35,500       115,339
3-Month Euro-Euribor
 Interest Rate
 Futures.............  Put    96.750     12/03         149      EUR   37,250       146,513
3-Month Euro-Euribor
 Interest Rate
 Futures.............  Put    97.375     12/03         130      EUR   32,500       102,079
3-Month Euro-Euribor
 Interest Rate
 Futures.............  Put    97.500     12/03         396      EUR   99,000       288,296
3-Month Euro-Euribor
 Interest Rate
 Futures.............  Put    97.500     03/04         130      EUR   32,500        91,480
                                                                                  --------
(Premiums Received $823,287)                                                      $840,570
                                                                                  ========

AST PIMCO TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

Interest rate swap agreements outstanding at June 30, 2003:

                                           NOTIONAL        UNREALIZED
                           EXPIRATION       AMOUNT       APPRECIATION/
DESCRIPTION                  MONTH          (000)        (DEPRECIATION)
-----------------------------------------------------------------------
Receive fixed rate
  payments of 3.25% and
  pay variable rate
  payments on the six
  month LIBOR-BBA
  floating rate.+(a).....    03/07      EUR    22,900       $(78,037)
Receive fixed rate
  payments of 6.00% and
  pay variable rate
  payments on the six
  month LIBOR-BBA
  floating rate.+(b).....    03/17      EUR     2,000         40,218
Receive fixed rate
  payments of 6.00% and
  pay variable rate
  payments on the six
  month LIBOR-BBA
  floating rate.+(a).....    03/17      EUR    15,000        288,035
Receive fixed rate
  payments of 6.00% and
  pay variable rate
  payments on the six
  month LIBOR-BBA
  floating rate.+(c).....    03/32      EUR     5,300         37,005
Receive fixed rate
  payments of 6.00% and
  pay variable rate
  payments on the six
  month LIBOR-BBA
  floating rate.+(b).....    03/32      EUR     6,600         82,742
Receive fixed rate
  payments of 4.00% and
  pay variable rate
  payments on the six
  month LIBOR-BBA
  floating rate.+(d).....    03/05      GBP    69,800         68,399
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  5.00%.+(b).............    03/17      GBP     1,200        (44,126)
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  5.00%.+(c).............    03/17      GBP     2,500        (22,675)
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  5.00%.+(a).............    03/17      GBP     6,800        (23,840)

                                           NOTIONAL        UNREALIZED
                           EXPIRATION       AMOUNT       APPRECIATION/
DESCRIPTION                  MONTH          (000)        (DEPRECIATION)
-----------------------------------------------------------------------
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  5.00%.+(b).............    03/32      GBP     3,600       $116,804
Receive variable rate
  payments on the six
  month LIBOR-BBA
  floating rate and pay
  fixed rate payments of
  5.00%.+(c).............    03/32      GBP     3,100         72,451
                                                            --------
                                                            $536,976
                                                            ========

Brokers/Counterparties
(a) Goldman Sachs
(b) J.P. Morgan Chase & Co.
(c) UBS -- Warburg
(d) Morgan Stanley
Credit default swap agreements outstanding at June 30, 2003:

                                           NOTIONAL        UNREALIZED
                           EXPIRATION       AMOUNT       APPRECIATION/
DESCRIPTION                  MONTH          (000)        (DEPRECIATION)
-----------------------------------------------------------------------
Receive a fixed rate
  equal to 1.80% and the
  Portfolio will pay to
  the counterparty at par
  in the event of default
  of Republic of Panama
  9.375% due
  04/01/2029.+(a)........    06/05             $  500       $(1,977)
Receive a fixed rate
  equal to 1.75% and the
  Portfolio will pay to
  the counterparty at par
  in the event of default
  of Republic of Peru
  9.125% due
  02/21/12.+(a)..........    06/04              1,300           641
                                                            -------
                                                            $(1,336)
                                                            =======

Broker/Counterparty
(a) Morgan Stanley

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 50.6%
ADVERTISING -- 0.0%
    Lamar Advertising Co.*@..........       1,200   $     42,252
                                                    ------------
AEROSPACE -- 0.7%
    Boeing Co.@......................      11,900        408,408
    General Dynamics Corp............       1,400        101,500
    Herley Industries, Inc.*.........       2,000         33,960
    Lockheed Martin Corp.............       6,200        294,934
    MTC Technologies, Inc.*..........       2,000         46,920
    Northrop Grumman Corp............       2,900        250,241
    Raytheon Co......................       5,800        190,472
    Rockwell Collins, Inc............       2,400         59,112
    Triumph Group, Inc.*.............       1,500         42,255
    United Technologies Corp.........       7,500        531,225
                                                    ------------
                                                       1,959,027
                                                    ------------
AIRLINES -- 0.1%
    Atlantic Coast Airlines Holdings,
      Inc.*..........................       4,500         60,705
    Delta Air Lines, Inc.............       5,000         73,400
    Frontier Airlines, Inc.*.........      17,600        159,808
    SkyWest, Inc.....................       1,900         36,214
                                                    ------------
                                                         330,127
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.1%
    Navistar International Corp.*@...       3,000         97,890
    Oshkosh Truck Corp...............       5,300        314,396
                                                    ------------
                                                         412,286
                                                    ------------
AUTOMOTIVE PARTS -- 0.2%
    ArvinMeritor, Inc................       1,800         36,324
    Autoliv, Inc.....................       3,500         94,780
    Delphi Corp......................      11,419         98,546
    Lear Corp.*......................       3,200        147,264
    O' Reilly Automotive, Inc.*......       3,200        106,848
                                                    ------------
                                                         483,762
                                                    ------------
BEVERAGES -- 1.2%
    Anheuser-Busch Companies, Inc....      11,000        561,550
    Boston Beer Co., Inc. Cl-A*......       1,700         24,480
    Coca-Cola Co.....................      38,600      1,791,426
    PepsiCo, Inc.....................      26,800      1,192,600
                                                    ------------
                                                       3,570,056
                                                    ------------
BROADCASTING -- 0.7%
    Clear Channel Communications,
      Inc.*..........................       7,100        300,969
    Cox Radio, Inc. Cl-A*............      11,300        261,143
    Emmis Communications Corp.
      Cl-A*..........................         800         18,360
    Hispanic Broadcasting Corp.*.....       1,600         40,720
    Liberty Media Corp. Cl-A*........      26,624        307,773
    Meredith Corp....................         600         26,400
    News Corp. Ltd. [ADR]............       4,200        127,134
    Radio One, Inc. Cl-D*............       2,200         39,094
    Scripps, (E.W.) Co. CI-A.........       1,000         88,720

                                         SHARES        VALUE
                                         ------        -----
    Spanish Broadcasting Systems,
      Inc. Cl-A*.....................      23,200   $    189,080
    Univision Communications, Inc.
      Cl-A*..........................      19,700        598,880
    Westwood One, Inc.*..............       2,400         81,432
                                                    ------------
                                                       2,079,705
                                                    ------------
BUILDING MATERIALS -- 0.2%
    American Standard Companies,
      Inc.*..........................       2,400        177,432
    Masco Corp.......................       4,800        114,480
    SCP Pool Corp.*..................       4,850        166,840
                                                    ------------
                                                         458,752
                                                    ------------
BUSINESS SERVICES -- 0.9%
    Accenture Ltd. Cl-A*.............       6,700        121,203
    BearingPoint, Inc.*..............      22,700        219,055
    Certegy, Inc.*...................       6,400        177,600
    ChoicePoint, Inc.*...............       3,066        105,838
    Corporate Executive Board Co.*...       4,000        162,120
    Dun & Bradstreet Corp.*..........       1,250         51,375
    Exult, Inc.*.....................      64,300        551,051
    Fair, Isaac & Co., Inc.@.........       2,665        137,114
    First Data Corp.@................       6,800        281,792
    Fiserv, Inc.*....................       2,600         92,586
    Forrester Research, Inc.*........       3,000         49,080
    Iron Mountain, Inc.*.............       2,950        109,416
    Manpower, Inc....................       4,700        174,323
    Paychex, Inc.....................       9,500        278,445
    Plexus Corp.*....................      10,000        115,300
    Robert Half International,
      Inc.*..........................       6,500        123,110
                                                    ------------
                                                       2,749,408
                                                    ------------
CABLE TELEVISION -- 0.4%
    Comcast Corp. Cl-A*..............      32,321        975,447
    Cox Communications, Inc. Cl-A*@..       2,473         78,889
                                                    ------------
                                                       1,054,336
                                                    ------------
CHEMICALS -- 0.8%
    Arch Chemicals, Inc..............       4,150         79,265
    Cabot Corp.......................       8,200        235,340
    Cabot Microelectronics Corp.*@...         849         42,849
    Dow Chemical Co..................      23,500        727,560
    DuPont, (E.I.) de Nemours &
      Co.............................      18,059        751,977
    Great Lakes Chemical Corp.@......       1,300         26,520
    IMC Global, Inc.@................      25,700        172,447
    Minerals Technologies, Inc.......         900         43,794
    Symyx Technologies, Inc.*........       5,700         93,024
    Valspar Corp.....................       1,300         54,886
                                                    ------------
                                                       2,227,662
                                                    ------------
CLOTHING & APPAREL -- 0.3%
    Coach, Inc.*@....................       2,800        139,272
    Ross Stores, Inc.................      13,200        564,168
    Too, Inc.*.......................       5,300        107,325
                                                    ------------
                                                         810,765
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMPUTER HARDWARE -- 1.6%
    Dell Computer Corp.*.............      48,300   $  1,543,668
    Hewlett-Packard Co...............      32,785        698,321
    Insight Enterprises, Inc.*.......       5,100         51,306
    International Business Machines
      Corp...........................      18,550      1,530,375
    Lexmark International, Inc.*@....       4,200        297,234
    Mercury Computer Systems,
      Inc.*..........................       4,900         88,984
    Seagate Technology*..............      12,500        220,625
    Storage Technology Corp.*........       6,100        157,014
                                                    ------------
                                                       4,587,527
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 3.2%
    Adobe Systems, Inc.@.............       8,600        275,802
    Affiliated Computer Services,
      Inc.
      Cl-A*@.........................       1,600         73,168
    BARRA, Inc.*.....................       2,000         71,400
    BISYS Group, Inc.*@..............       8,100        148,797
    Black Box Corp...................       1,000         36,200
    Borland Software Corp.*..........       3,000         29,310
    Brocade Communications Systems,
      Inc.*..........................       4,700         27,683
    Cadence Design Systems, Inc.*....      14,000        168,840
    CDW Corp.*.......................       4,200        192,360
    Ceridan Corp.*...................       3,100         52,607
    Cisco Systems, Inc.*.............     116,400      1,942,716
    DST Systems, Inc.*...............      13,800        524,400
    FactSet Research Systems, Inc....       2,000         88,100
    Global Payments, Inc.............       1,500         53,250
    Henry, (Jack) & Associates,
      Inc............................       3,600         64,044
    Intuit, Inc.*....................       3,000        133,590
    Mercury Interactive Corp.*@......       4,000        154,440
    Microsoft Corp...................     162,300      4,156,503
    Oracle Corp.*....................      48,400        581,768
    Pinnacle Systems, Inc.*..........       1,600         17,120
    SERENA Software, Inc.*...........       4,300         89,784
    SRA International, Inc.*.........         600         19,200
    Symantec Corp.*@.................       4,300        188,598
    Tech Data Corp.*.................       2,800         74,788
    TIBCO Software, Inc.*............       7,400         37,666
    Veritas Software Corp.*@.........       8,000        229,360
    Websense, Inc.*..................       2,000         31,320
                                                    ------------
                                                       9,462,814
                                                    ------------
CONGLOMERATES -- 1.1%
    3M Co............................       1,900        245,062
    Altria Group, Inc................      35,300      1,604,032
    Honeywell International, Inc.....       5,900        158,415
    ITT Industries, Inc..............       2,600        170,196
    Tyco International Ltd...........      55,800      1,059,084
                                                    ------------
                                                       3,236,789
                                                    ------------
CONSTRUCTION -- 0.1%
    Beazer Homes USA, Inc.*@.........         400         33,400
    D.R. Horton, Inc.................       3,214         90,313

                                         SHARES        VALUE
                                         ------        -----
    Insituform Technologies, Inc.
      Cl-A*..........................       2,400   $     42,432
    MDC Holdings, Inc.@..............         330         15,932
    Toll Brothers, Inc.*@............       3,400         96,255
                                                    ------------
                                                         278,332
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 2.4%
    Black & Decker Corp..............       6,300        273,735
    Clorox Co........................       6,056        258,288
    Colgate-Palmolive Co.@...........       7,700        446,215
    Dollar Thrifty Automotive Group,
      Inc.*..........................       5,300         98,315
    Fortune Brands, Inc..............       5,000        261,000
    Gillette Co......................      13,600        433,296
    Hasbro, Inc.@....................      18,100        316,569
    InterActiveCorp*@................       8,800        348,216
    JAKKS Pacific, Inc.*.............       5,200         69,108
    Johnson & Johnson................      36,646      1,894,598
    Kimberly-Clark Corp..............       5,900        307,626
    Lancaster Colony Corp............       1,950         75,387
    National Presto Industries,
      Inc............................       2,500         79,000
    Procter & Gamble Co..............      24,200      2,158,157
    Rent-A-Center, Inc.*.............         500         37,905
    Safelite Glass Corp. Cl-A
      Warrants*+.....................       3,162              0
    Safelite Glass Corp. Cl-B*+......       1,290              0
    Safelite Glass Corp. Cl-B
      Warrants*+.....................       2,108              0
    ServiceMaster Co.................       3,800         40,660
                                                    ------------
                                                       7,098,075
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.2%
    Aeroflex, Inc.*..................       4,000         30,960
    AVX Corp.........................       3,400         37,366
    C & D Technologies, Inc..........       2,700         38,772
    Cable Design Techologies
      Corp.*.........................       2,500         17,875
    General Electric Co..............      95,000      2,724,600
    General Motors Corp. Cl-H*.......      11,000        140,910
    Gentex Corp.*@...................       3,200         97,952
    Jabil Circuit, Inc.*.............      14,100        311,610
    Littelfuse, Inc.*................       2,600         58,136
    Technitrol, Inc.*................       1,500         22,575
    Ultimate Electronics, Inc.*......       4,600         58,972
                                                    ------------
                                                       3,539,728
                                                    ------------
ENTERTAINMENT & LEISURE -- 0.9%
    Alliance Gaming Corp.*...........       4,800         90,768
    AOL Time Warner, Inc.*@..........      18,000        289,620
    Argosy Gaming Co.*...............         800         16,728
    Brunswick Corp...................       6,500        162,630
    Carnival Corp.@..................      16,800        546,168
    Disney, (Walt) Co................      35,392        698,992
    International Game Technology....       1,100        112,563
    Macrovision Corp.*...............       6,700        133,464
    Mandalay Resort Group............       1,900         60,515
    MGM MIRAGE*......................       1,200         41,016
    Mikohn Gaming Corp.
      Warrants*144A+.................          75              0

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Park Place Entertainment
      Corp.*.........................       8,000   $     72,720
    Station Casinos, Inc.*...........       2,700         68,175
    Viacom, Inc. Cl-B*...............      10,800        471,528
                                                    ------------
                                                       2,764,887
                                                    ------------
ENVIRONMENTAL SERVICES -- 0.1%
    Waste Connections, Inc.*.........       2,100         73,605
    Waste Management, Inc............      15,059        362,771
                                                    ------------
                                                         436,376
                                                    ------------
FINANCIAL-BANK & TRUST -- 4.0%
    Australia & New Zealand Banking
      Group Ltd. [ADR]...............       2,500        155,950
    Banco Santander Chile [ADR]......      21,578        440,407
    Bank of America Corp.............      25,860      2,043,715
    BankAtlantic Bancorp, Inc.
      Cl-A...........................       8,700        103,443
    Banknorth Group, Inc.............       4,700        119,944
    Boston Private Financial
      Holdings, Inc..................      13,700        288,796
    Comerica, Inc.@..................      22,200      1,032,300
    Commerce Bancshares, Inc.........       3,643        141,895
    Community First Bankshares,
      Inc............................       4,700        128,310
    Compass Bancshares, Inc..........       4,000        139,720
    East West Bancorp, Inc...........       2,800        101,192
    FleetBoston Financial Corp.......      39,556      1,175,209
    Huntington Bancshares, Inc.......       6,200        121,024
    M&T Bank Corp....................       1,500        126,330
    Mercantile Bankshares Corp.@.....       3,700        145,706
    National Commerce Financial
      Corp...........................       4,100         90,979
    Northern Trust Corp.@............       5,100        213,129
    Popular, Inc.....................       2,400         92,616
    Southwest Bancorporation of
      Texas, Inc.*...................       2,700         87,777
    State Street Corp................       4,500        177,300
    Synovus Financial Corp...........       8,900        191,350
    TCF Financial Corp...............       2,900        115,536
    Texas Regional Bancshares, Inc.
      Cl-A...........................       4,015        139,321
    U.S. Bancorp.....................      67,700      1,658,650
    UCBH Holdings, Inc...............       5,500        157,740
    Wachovia Corp....................      39,200      1,566,432
    Wells Fargo & Co.................      13,000        655,200
    Wilmington Trust Corp............       4,700        137,945
                                                    ------------
                                                      11,547,916
                                                    ------------
FINANCIAL SERVICES -- 4.2%
    Affiliated Managers Group,
      Inc.*@.........................         700         42,665
    Ambac Financial Group, Inc.......       2,100        139,125
    Citigroup, Inc...................      95,041      4,067,754
    Doral Financial Corp.............       1,750         78,138
    Eaton Vance Corp.................       7,500        237,000
    Fannie Mae.......................      14,700        991,368
    Franklin Resources, Inc..........       3,500        136,745
    Freddie Mac......................      10,000        507,700

                                         SHARES        VALUE
                                         ------        -----
    Goldman Sachs Group, Inc.@.......       7,700   $    644,875
    IndyMac Bancorp, Inc.............       2,400         61,008
    InterCept Group, Inc.*...........       1,400         11,704
    Investment Technology Group,
      Inc.*..........................       2,250         41,850
    Investors Financial Service
      Corp.@.........................       8,500        246,585
    J.P. Morgan Chase & Co...........      58,488      1,999,119
    John Hancock Financial Services,
      Inc............................       4,800        147,504
    Legg Mason, Inc.@................       2,400        155,880
    Mellon Financial Corp............       7,800        216,450
    Merrill Lynch & Co., Inc.........      15,400        718,872
    Moody's Corp.....................       2,500        131,775
    Morgan Stanley...................      16,500        705,375
    Schwab, (Charles) Corp...........      31,200        314,808
    SLM Corp.@.......................       7,800        305,526
    Waddell & Reed Financial, Inc.
      Cl-A...........................       7,200        184,824
                                                    ------------
                                                      12,086,650
                                                    ------------
FOOD -- 0.6%
    Campbell Soup Co.................       5,100        124,950
    Dean Foods Co.*@.................       1,950         61,425
    General Mills, Inc...............       9,400        445,654
    Heinz, (H.J.) Co.................       1,450         47,821
    Horizon Organic Holding Corp.*...       3,400         81,022
    Kraft Foods, Inc. Cl-A...........       3,500        113,925
    Performance Food Group Co.*......       1,400         51,800
    SYSCO Corp.@.....................      21,500        645,860
    Tootsie Roll Industries, Inc.....       2,055         62,657
    United Natural Foods, Inc.*......         700         19,698
    Whole Foods Market, Inc.*........       1,100         52,283
    Wrigley, (Wm., Jr.) Co...........       2,700        151,821
                                                    ------------
                                                       1,858,916
                                                    ------------
FURNITURE -- 0.0%
    La-Z-Boy, Inc....................       3,700         82,806
                                                    ------------
HEALTHCARE SERVICES -- 0.9%
    Anthem, Inc.*....................       2,400        185,160
    Caremark Rx, Inc.*@..............       4,300        110,424
    Community Health Systems,
      Inc.*..........................       3,000         57,870
    Coventry Health Care, Inc.*......       1,500         69,240
    DaVita, Inc.*....................       2,500         66,950
    First Health Group Corp.*........       5,400        149,040
    HCA, Inc.@.......................       9,500        304,380
    Laboratory Corp. of America
      Holdings*@.....................      10,700        322,605
    LifePoint Hospitals, Inc.*@......       4,000         83,760
    Omnicare, Inc....................       6,600        223,014
    Triad Hospitals, Inc.*...........       4,578        113,626
    United Surgical Partners
      International, Inc.*@..........       3,600         81,324
    UnitedHealth Group, Inc.@........      15,800        793,950
                                                    ------------
                                                       2,561,343
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
HOTELS & MOTELS -- 0.1%
    Fairmont Hotels & Resorts,
      Inc............................       2,600   $     60,840
    Hilton Hotels Corp...............      12,800        163,712
                                                    ------------
                                                         224,552
                                                    ------------
INDUSTRIAL PRODUCTS -- 0.3%
    Actuant Corp.*...................       8,200        388,024
    Harsco Corp......................       1,700         61,285
    Illinois Tool Works, Inc.........       2,500        164,625
    Maverick Tube Corp.*.............       4,000         76,600
    Mohawk Industries, Inc.*@........         500         27,765
    Nucor Corp.@.....................       1,000         48,850
    Roper Industries, Inc............       4,900        182,280
    Steel Dynamics, Inc.*............       5,100         69,870
                                                    ------------
                                                       1,019,299
                                                    ------------
INSURANCE -- 2.6%
    Aetna, Inc.......................       2,200        132,440
    American International Group,
      Inc.@..........................      37,730      2,081,941
    Gallagher, (Arthur J.) & Co......       1,600         43,520
    Horace Mann Educators Corp.......       3,000         48,390
    Loews Corp.......................       8,900        420,881
    Marsh & McLennan Companies,
      Inc............................       9,200        469,844
    Max Re Capital Ltd.*.............       4,800         71,856
    Mercury General Corp.............       1,000         45,650
    Nationwide Financial Services,
      Inc............................       3,900        126,750
    Ohio Casualty Corp.*.............      20,000        263,600
    PMI Group, Inc...................       3,400         91,256
    Principal Financial Group,
      Inc............................       7,300        235,425
    Protective Life Corp.............       5,200        139,100
    Radian Group, Inc................       2,700         98,955
    Safeco Corp......................      21,800        769,104
    Safelite Realty Corp.+...........          87              0
    Scottish Annuity & Life Holdings
      Ltd.*..........................       2,500         50,525
    St. Paul Companies, Inc.@........      13,100        478,281
    StanCorp Financial Group, Inc....       1,600         83,552
    The Hartford Financial Services
      Group, Inc.@...................      10,000        503,600
    Travelers Property Casualty Corp.
      CL-B...........................      59,400        936,738
    Triad Guaranty, Inc.*............       3,600        136,620
    UnumProvident Corp.@.............      14,800        198,468
    Wellchoice, Inc.*................       4,000        117,120
                                                    ------------
                                                       7,543,616
                                                    ------------
INTERNET SERVICES -- 0.2%
    Digital Insight Corp.*...........       4,100         78,105
    Earthlink, Inc.*.................      12,100         95,469
    Networks Associates, Inc.*@......       3,000         38,040
    VeriSign, Inc.*..................      17,000        235,110
    Yahoo!, Inc.*....................       8,400        275,184
                                                    ------------
                                                         721,908
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
MACHINERY & EQUIPMENT -- 0.4%
    Cooper Cameron Corp.*............       1,200   $     60,456
    Danaher Corp.....................       7,900        537,595
    Deere & Co.......................       7,300        333,610
    Eaton Corp.......................       1,500        117,915
    Nordson Corp.....................       2,200         52,470
    Pall Corp........................       5,800        130,500
    Tecumseh Products Co. Cl-A.......       1,400         53,634
                                                    ------------
                                                       1,286,180
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.0%
    Abbott Laboratories..............      28,800      1,260,288
    AmerisourceBergen Corp.@.........       1,600        110,960
    Amgen, Inc.*.....................      19,600      1,302,224
    Apogent Technologies, Inc.*......       3,700         74,000
    Bard, (C.R.), Inc................       1,500        106,965
    Baxter International, Inc........       8,200        213,200
    Boston Scientific Corp.*.........       9,000        549,900
    Charles River Laboratories
      International, Inc.*...........       1,100         35,398
    Computer Programs and Systems,
      Inc............................       3,500         70,035
    Cytyc Corp.*.....................       9,900        104,148
    D & K Healthcare Resources,
      Inc............................       1,400         22,596
    DENTSPLY International, Inc......       2,550        104,295
    Digene Corp.*....................       1,000         27,230
    Guidant Corp.....................       7,200        319,608
    Invitrogen Corp.*................       1,562         59,934
    Medtronic, Inc...................      10,700        513,279
    Patterson Dental Co.*............       1,000         45,380
    St. Jude Medical, Inc.*..........       5,200        299,000
    STERIS Corp.*....................       5,000        115,450
    Stryker Corp.....................       2,700        187,299
    Techne Corp.*....................       1,800         54,612
    Zimmer Holdings, Inc.*@..........       3,000        135,150
                                                    ------------
                                                       5,710,951
                                                    ------------
METALS & MINING -- 0.3%
    Alcoa, Inc.......................      12,900        328,950
    Gerdau SA [ADR]..................      28,510        334,993
    Newmont Mining Corp.@............       3,800        123,348
    Phelps Dodge Corp.*@.............       2,000         76,680
                                                    ------------
                                                         863,971
                                                    ------------
OFFICE EQUIPMENT -- 0.0%
    Herman Miller, Inc...............       4,800         97,008
                                                    ------------
OIL & GAS -- 3.4%
    Amerada Hess Corp................       3,600        177,048
    Anadarko Petroleum Corp..........       4,006        178,147
    Baker Hughes, Inc.@..............       6,300        211,491
    BP PLC [ADR].....................       9,900        415,998
    ChevronTexaco Corp.@.............      26,961      1,946,584
    Devon Energy Corp................       2,400        128,160
    ENI Co. SPA [ADR]@...............       3,700        281,348
    ENSCO International, Inc.........       1,000         26,900

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Exxon Mobil Corp.................      83,366   $  2,993,673
    FMC Technologies, Inc.*..........       7,959        167,537
    Grey Wolf, Inc.*.................      22,600         91,304
    Kerr-McGee Corp..................       1,300         58,240
    Marathon Oil Corp................      13,100        345,185
    Murphy Oil Corp..................       8,700        457,620
    National Fuel Gas Co.............       3,400         88,570
    Newfield Exploration Co.*........       2,600         97,630
    Noble Corp.*.....................       3,100        106,330
    Patterson-UTI Energy, Inc.*......       3,500        113,400
    Petroleo Brasileiro SA [ADR].....      11,800        209,568
    Pioneer Natural Resources Co.*...       4,700        122,670
    Pride International, Inc.*@......       2,000         37,640
    Schlumberger Ltd.................      10,700        508,999
    Shell Transport & Trading Co.
      [ADR]..........................      20,300        808,955
    Tom Brown, Inc.*.................       3,500         97,265
    Transocean, Inc.@................       6,339        139,268
    Valero Energy Corp...............       1,500         54,495
    WGL Holdings, Inc................       3,000         80,100
                                                    ------------
                                                       9,944,125
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.3%
    Bowater, Inc.@...................       3,600        134,820
    International Paper Co...........       7,500        267,975
    MeadWestvaco Corp................       5,300        130,910
    Potlatch Corp....................       7,600        195,700
    Smurfit-Stone Container
      Corp.*@........................       3,100         40,393
    Weyerhaeuser Co..................       3,400        183,600
                                                    ------------
                                                         953,398
                                                    ------------
PERSONAL SERVICES -- 0.2%
    Apollo Group, Inc. Cl-A*.........       2,100        129,696
    Career Education Corp.*..........         300         20,526
    Corinthian Colleges, Inc.*.......       1,200         58,284
    DeVry, Inc.*.....................       3,100         72,199
    Education Management Corp.*@.....       1,800         95,724
    University of Phoenix Online*....       2,833        143,633
                                                    ------------
                                                         520,062
                                                    ------------
PHARMACEUTICALS -- 4.2%
    Abgenix, Inc.*...................       3,700         38,813
    Accredo Health, Inc.*............       4,500         98,100
    Advance Paradigm, Inc.*@.........       1,700         64,991
    Alkermes, Inc.*@.................       4,100         44,075
    AstraZeneca Group PLC [ADR]......      12,800        521,856
    Bristol-Meyers Squibb Co.........      23,300        632,595
    Cardinal Health, Inc.............       8,150        524,045
    Celgene Corp.*@..................       2,000         60,800
    Cephalon, Inc.*..................       2,028         83,472
    Forest Laboratories, Inc.*.......       6,800        372,300
    Genentech, Inc.*@................       4,300        310,116
    Gilead Sciences, Inc.*@..........       3,800        211,204
    Human Genome Sciences, Inc.*.....       4,100         52,152
    ICOS Corp.*@.....................       1,800         66,150
    IDEC Pharmaceuticals Corp.*@.....       4,600        156,400
    Lilly, (Eli) & Co................      16,700      1,151,799
    Medicis Pharmaceutical Corp.
      Cl-A@..........................       1,200         68,040
    MedImmune, Inc.*.................       7,500        272,775
    Merck & Co., Inc.................      20,600      1,247,330
    Mylan Laboratories, Inc..........       4,800        166,896
    Neurocrine Biosciences, Inc.*....       2,100        104,874
    Noven Pharmaceuticals, Inc.*.....       5,100         52,224
    Pfizer, Inc......................     121,885      4,162,373
    Priority Healthcare Corp.
      Cl-B*..........................       1,500         27,825
    Schering-Plough Corp.............       6,100        113,460
    Waters Corp.*@...................       3,200         93,216
    Wyeth............................      25,300      1,152,415
                                                    ------------
                                                      11,850,296
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
PRINTING & PUBLISHING -- 0.4%
    Dow Jones & Co., Inc.............       1,200   $     51,636
    Gannett Co., Inc.................       3,800        291,878
    Knight-Ridder, Inc...............       3,300        227,469
    McGraw-Hill Co., Inc.............       1,700        105,400
    New York Times Co. CL-A..........       3,100        141,050
    Pulitzer, Inc....................       1,600         79,072
    Scholastic Corp.*@...............       5,000        148,900
    Tribune Co.@.....................       1,200         57,960
                                                    ------------
                                                       1,103,365
                                                    ------------
RAILROADS -- 0.2%
    Burlington Northern Santa Fe
      Corp...........................       6,500        184,860
    Norfolk Southern Corp............       9,100        174,720
    Union Pacific Corp...............       2,800        162,456
                                                    ------------
                                                         522,036
                                                    ------------
REAL ESTATE -- 0.5%
    Archstone-Smith Trust [REIT].....       3,000         72,000
    Arden Realty, Inc. [REIT]........       3,700         96,015
    Boston Properties, Inc. [REIT]...       2,400        105,120
    Camden Property Trust [REIT].....       5,900        206,205
    Catellus Development Corp.*......       2,000         44,000
    Duke-Weeks Realty Corp. [REIT]...       3,700        101,935
    Equity Office Properties Trust
      [REIT].........................       4,600        124,246
    LaSalle Hotel Properties
      [REIT].........................       4,800         70,944
    Mills Corp. [REIT]...............         600         20,130
    Reckson Associates Realty Corp.
      [REIT].........................       2,600         54,236
    Regency Centers Corp. [REIT].....       3,400        118,932
    Rouse Co. [REIT].................       2,900        110,490
    Simon Property Group, Inc.
      [REIT].........................       2,700        105,381
    Vornado Realty Trust [REIT]......       2,700        117,720
                                                    ------------
                                                       1,347,354
                                                    ------------
RESTAURANTS -- 0.3%
    CEC Entertainment, Inc.*@........       1,900         70,167
    Darden Restaurants, Inc..........       2,850         54,093
    McDonald's Corp..................      14,700        324,282
    O' Charleys, Inc.*...............       2,700         58,131

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    P.F. Chang's China Bistro,
      Inc.*..........................       1,100   $     54,131
    Ruby Tuesday, Inc.@..............       6,100        150,853
    Sonic Corp.*.....................         800         20,344
    Starbucks Corp.*.................       6,400        156,928
                                                    ------------
                                                         888,929
                                                    ------------
RETAIL & MERCHANDISING -- 3.1%
    A.C. Moore Arts & Crafts,
      Inc.*..........................       4,400         88,132
    AnnTaylor Stores Corp.*..........       5,600        162,120
    Bed Bath & Beyond, Inc.*@........       1,800         69,858
    Best Buy Co., Inc.*..............       6,350        278,892
    Christopher & Banks Corp.*.......       8,850        327,362
    Cost Plus, Inc.*.................       2,600         92,716
    CVS Corp.........................       7,800        218,634
    Dollar Tree Stores, Inc.*@.......      14,000        444,220
    Family Dollar Stores, Inc........       7,700        293,755
    Gap, Inc.@.......................      12,200        228,872
    Home Depot, Inc..................      36,300      1,202,256
    Kohl's Corp.*@...................       7,300        375,074
    Lowe's Companies, Inc............       6,000        257,700
    Michaels Stores, Inc.............       3,500        133,210
    Pier 1 Imports, Inc..............       5,600        114,240
    Target Corp......................      36,500      1,381,160
    Toys 'R' Us, Inc.*...............       3,600         43,632
    Tweeter Home Entertainment Group,
      Inc.*..........................       3,000         26,040
    Wal-Mart Stores, Inc.............      52,200      2,801,574
    Walgreen Co......................      16,000        481,600
    Williams-Sonoma, Inc.*@..........       2,800         81,760
                                                    ------------
                                                       9,102,807
                                                    ------------
SEMICONDUCTORS -- 1.5%
    Analog Devices, Inc.*............      11,200        389,984
    Applied Materials, Inc.*@........      32,600        517,036
    ATMI, Inc.*......................       3,300         82,401
    Cymer, Inc.*.....................       2,600         82,056
    Intel Corp.......................      55,200      1,147,276
    Intersil Corp. Cl-A*.............       6,000        159,660
    KLA-Tencor Corp.*@...............       5,200        241,748
    Linear Technology Corp...........       7,500        241,575
    Maxim Integrated Products,
      Inc.@..........................      14,600        499,174
    Microchip Technology, Inc.@......      10,300        253,689
    Mykrolis Corp.*..................       3,600         36,540
    Novellus Systems, Inc.*..........       3,600        131,836
    Oak Technology, Inc.*............      13,400         83,214
    QLogic Corp.*....................       3,500        169,155
    Semtech Corp.*@..................       5,400         76,896
    Texas Instruments, Inc...........      18,000        316,800
    Varian Semiconductor Equipment
      Associates, Inc.*..............         600         17,856
                                                    ------------
                                                       4,446,896
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
TELECOMMUNICATIONS -- 2.9%
    Advanced Fibre Communications,
      Inc.*..........................       1,700   $     27,659
    Alltel Corp.@....................       5,100        245,922
    America Movil Cl-L [ADR].........      11,400        213,750
    AT&T Wireless Services, Inc.*....      21,400        175,694
    BellSouth Corp...................      18,100        482,003
    CenturyTel, Inc..................       7,800        271,830
    Comverse Technology, Inc.*.......       4,700         70,641
    Corning, Inc.*@..................      16,900        124,891
    Crown Castle International
      Corp.*.........................      20,700        160,839
    EchoStar Communications Corp.
      Cl-A*@.........................      11,800        408,516
    L-3 Communications Holdings,
      Inc.*@.........................       1,400         60,886
    Motorola, Inc....................      29,900        281,957
    Nextel Communications, Inc.
      Cl-A*@.........................      26,900        486,352
    Nextel Partners, Inc.*...........      17,100        124,830
    NII Holdings, Inc. Cl-B*.........       8,900        340,603
    Nokia Corp. Cl-A [ADR]...........      22,000        361,460
    Plantronics, Inc.*...............       3,000         65,010
    Polycom, Inc.*...................       9,000        124,740
    Powerwave Technologies, Inc.*....       4,500         28,215
    Proxim Corp. Cl-A*...............      23,800         34,748
    QUALCOMM, Inc....................      10,800        386,100
    Qwest Communications
      International, Inc.*...........      38,700        184,986
    SBC Communications, Inc..........      36,200        924,910
    SK Telecom Co. Ltd. [ADR]........       6,010        113,349
    Telefonos de Mexico SA Cl-L
      [ADR]..........................       8,000        251,360
    Telephone & Data Systems, Inc....         800         39,760
    Verizon Communications, Inc......      39,884      1,573,423
    Vodafone Group PLC [ADR].........      48,900        960,885
    Western Wireless Corp. Cl-A*.....       5,700         65,721
                                                    ------------
                                                       8,591,040
                                                    ------------
TRANSPORTATION -- 0.5%
    Covenant Transportation, Inc.*...       4,900         83,300
    Expeditors International of
      Washington, Inc................       1,100         38,104
    FedEx Corp.......................       6,900        428,007
    Forward Air Corp.*...............       1,500         38,055
    Travelcenters of America
      Warrants*......................         525          5,513
    United Parcel Service, Inc.
      Cl-B@..........................      12,600        802,620
    UTi Worldwide, Inc...............       4,000        124,760
                                                    ------------
                                                       1,520,359
                                                    ------------
UTILITIES -- 1.3%
    Alliant Energy Corp..............       3,700         70,411
    American Electric Power Co.,
      Inc............................       2,600         77,558
    CenterPoint Energy, Inc..........       4,400         35,860
    Constellation Energy Group,
      Inc............................       3,600        123,480
    Duke Energy Corp.@...............      12,200        243,390
    Dynegy, Inc.*....................       5,900         24,780

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    El Paso Electric Co.*............      10,200   $    125,766
    Energy East Corp.................       5,100        105,876
    Entergy Corp.....................       7,600        401,128
    Exelon Corp......................       3,900        233,259
    FirstEnergy Corp.................      11,500        442,175
    Great Plains Energy, Inc.........       4,000        115,520
    NiSource, Inc....................       6,100        115,900
    OGE Energy Corp.@................       4,600         98,302
    PG&E Corp.*......................      12,400        262,260
    Pinnacle West Capital Corp.......       5,200        194,740
    PPL Corp.........................       5,800        249,400
    Teco Energy, Inc.@...............       4,300         51,557
    The Southern Co..................       8,200        255,512
    TXU Corp.@.......................      24,500        550,025
    Xcel Energy, Inc.................       8,600        129,344
                                                    ------------
                                                       3,906,243
                                                    ------------
TOTAL COMMON STOCK
  (Cost $140,238,712)................                147,884,692
                                                    ------------
FOREIGN STOCK -- 14.6%
ADVERTISING -- 0.1%
    Aegis Group PLC -- (GBP).........     108,908        142,425
    Publicis Groupe SA -- (FRF)......       5,322        142,825
                                                    ------------
                                                         285,250
                                                    ------------
AEROSPACE -- 0.1%
    European Aeronautic Defence and
      Space Co. -- (FRF).............       9,850        120,803
    Mitsubishi Heavy Industries
      Ltd. -- (JPY)..................      68,000        176,124
    Thales SA -- (FRF)...............       1,684         49,989
                                                    ------------
                                                         346,916
                                                    ------------
AIRLINES -- 0.0%
    Singapore Airlines
      Ltd. -- (SGD)..................      22,000        129,925
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.6%
    Denso Corp. -- (JPY).............      10,500        166,409
    Honda Motor Co. Ltd. -- (JPY)....       6,600        250,094
    Mitsubishi Corp. -- (JPY)........      26,000        180,371
    Nissan Motor Co. Ltd. -- (JPY)...      19,000        181,653
    Porsche AG -- (DEM)..............         450        190,682
    PSA Peugeot Citroen SA -- (FRF)..       3,708        180,116
    Toyota Motor Corp. -- (JPY)......      14,800        383,326
    Volkswagen AG -- (DEM)...........       6,003        253,750
                                                    ------------
                                                       1,786,401
                                                    ------------
AUTOMOTIVE PARTS -- 0.0%
    Compagnie Generale des
      Establissements Michelin
      Cl-B -- (FRF)..................       2,286         89,254
                                                    ------------
BEVERAGES -- 0.3%
    Allied Domecq PLC -- (GBP).......      31,304        172,533
    Enterprise Inns PLC -- (GBP).....      12,412        165,596

                                         SHARES        VALUE
                                         ------        -----
    Heineken NV -- (NLG).............       2,478   $     87,929
    Kirin Brewery Co.
      Ltd. -- (JPY)..................      21,000        147,608
    Lion Nathan Ltd. -- (NZD)........      46,793        167,932
    Remy Cointreau SA -- (FRF).......       3,963        122,692
                                                    ------------
                                                         864,290
                                                    ------------
BROADCASTING -- 0.1%
    British Sky Broadcasting PLC --
      (GBP)*.........................      16,527        183,134
    News Corp. Ltd. -- (AUD).........      16,583        124,561
                                                    ------------
                                                         307,695
                                                    ------------
BUILDING MATERIALS -- 0.4%
    Aggregate Industries
      PLC -- (GBP)...................     122,978        160,318
    Boral Ltd. -- (AUD)..............     121,584        412,599
    Cemex SA de CV -- (MXP)..........      52,451        234,479
    Central Glass Co.
      Ltd. -- (JPY)..................      16,000         94,075
    Heidelberger Zement AG --
      (DEM)*.........................       1,840         40,611
    Hochtief AG -- (DEM).............       3,436         54,293
    Italcement SPA -- (ITL)..........       7,836         89,264
    RMC Group PLC -- (GBP)...........      19,019        144,918
                                                    ------------
                                                       1,230,557
                                                    ------------
BUSINESS SERVICES -- 0.1%
    DCC PLC -- (IEP).................      11,644        156,444
    Hagemeyer NV -- (NLG)............       5,000         19,235
    Kamigumi Co. Ltd. -- (JPY).......      25,000        125,130
    TGS Nopec Geophysical Co. ASA --
      (NOK)*.........................       3,759         42,181
                                                    ------------
                                                         342,990
                                                    ------------
CABLE TELEVISION -- 0.0%
    Cable & Wireless PLC -- (GBP)*...      74,594        139,094
                                                    ------------
CAPITAL GOODS -- 0.1%
    Konica -- (JPY)..................       9,000        102,461
    Saurer AG -- (CHF)...............       1,904         52,009
                                                    ------------
                                                         154,470
                                                    ------------
CHEMICALS -- 0.7%
    Agrium, Inc. -- (CAD)............      24,900        272,904
    Alliance Unichem PLC -- (GBP)....      21,329        174,310
    BASF AG -- (DEM).................       7,604        324,830
    Degussa AG -- (DEM)..............      11,348        328,391
    Hitachi Chemical -- (JPY)........       7,500         76,765
    Kaneka Corp. -- (JPY)............      41,000        252,675
    Potash Corp. of Saskatchewan,
      Inc. -- (CAD)..................       4,800        307,200
    Shin-Etsu Chemical Co. Ltd. --
      (JPY)..........................       7,100        242,432
                                                    ------------
                                                       1,979,507
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
CLOTHING & APPAREL -- 0.2%
    Adidas-Salomon AG -- (DEM).......       1,316   $    112,541
    Hugo Boss Pfd. -- (DEM)..........       6,340         93,627
    Yue Yuen Industrial Holdings
      Ltd. -- (HKD)..................     125,000        319,788
                                                    ------------
                                                         525,956
                                                    ------------
COMPUTER HARDWARE -- 0.0%
    Itochu Tecno-Science Corp. --
      (JPY)..........................       2,900         67,383
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 0.2%
    Cap Gemini SA -- (FRF)*..........       1,520         53,970
    Creative Technology
      Ltd. -- (SGD)..................      10,050         80,468
    Logica PLC -- (GBP)..............      26,386         62,373
    NEC Soft Ltd. -- (JPY)...........       3,900         85,746
    SAP AG  -- (DEM).................       3,001        353,922
    Teleplan International NV --
      (NLG)*.........................         650          3,456
    Thiel Logistik AG -- (DEM)*......       6,646         27,246
    Trend Micro, Inc. -- (JPY)*......       3,000         46,596
                                                    ------------
                                                         713,777
                                                    ------------
CONGLOMERATES -- 0.5%
    Cycle & Carriage Ltd. -- (SGD)...       9,379         26,310
    Davis Service Group
      PLC -- (GBP)...................      29,731        185,941
    FKI PLC -- (GBP).................      68,160         89,699
    Hutchison Whampoa Ltd. -- (HKD)..      67,400        410,548
    Jenoptik AG -- (DEM).............      11,559        148,665
    Norsk Hydro ASA -- (NOK).........       4,256        209,310
    SembCorp Industries
      Ltd. -- (SGD)..................     331,000        240,588
    Sumitomo Corp. -- (JPY)..........      26,000        119,958
                                                    ------------
                                                       1,431,019
                                                    ------------
CONSTRUCTION -- 0.1%
    Eiffage SA -- (FRF)..............         579         54,421
    Grupo Acciona SA -- (ESP)........       3,648        173,850
    JGC Corp. -- (JPY)...............      15,000        100,937
                                                    ------------
                                                         329,208
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 0.2%
    Electrolux AB Cl-B -- (SEK)......       6,910        136,388
    Fancl Corp. -- (JPY).............       1,700         51,251
    Kao Corp. -- (JPY)...............       7,000        130,294
    L'Oreal SA -- (FRF)..............       2,191        154,484
    Olympus Optical Co.
      Ltd. -- (JPY)..................       2,000         41,391
    Orkla ASA Cl-A -- (NOK)..........       4,580         79,311
    SEB SA -- (FRF)..................         792         69,758
                                                    ------------
                                                         662,877
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.7%
    Celestica, Inc. -- (CAD)*........       8,000        126,080
    Fanuc Ltd. -- (JPY)..............       4,400        218,030
    Funai Electric Co.
      Ltd. -- (JPY)..................         800         89,278
    Hosiden Corp. -- (JPY)...........       7,000         52,234
    Iberdrola SA -- (ESP)............      23,488        406,741

                                         SHARES        VALUE
                                         ------        -----
    Kyocera Corp. -- (JPY)...........       1,600   $     91,543
    Mitsumi Electric Co.
      Ltd. -- (JPY)..................       6,300         65,112
    Neopost SA -- (FRF)..............       2,662        113,105
    Pioneer Corp. -- (JPY)...........       6,800        152,904
    Sagem SA -- (FRF)................       1,780        143,084
    Siemens AG -- (DEM)..............       7,120        349,287
    Sony Corp. -- (JPY)..............       8,900        250,527
    Sumitomo Electric Industries
      Ltd. -- (JPY)..................      10,000         73,038
                                                    ------------
                                                       2,130,963
                                                    ------------
ENTERTAINMENT & LEISURE -- 0.2%
    Etablissements Economiques du
      Casino Guichard-Perrachon SA --
      (FRF)..........................       1,860        145,242
    Hilton Group PLC -- (GBP)........      49,120        149,143
    Sammy Corp. -- (JPY).............       1,500         40,600
    Whitbread PLC -- (GBP)...........      19,193        214,734
                                                    ------------
                                                         549,719
                                                    ------------
FINANCIAL-BANK & TRUST -- 2.7%
    ABN AMRO Holding NV -- (NLG).....       8,424        161,066
    Anglo Irish Bank
      Corp. -- (IEP).................      31,373        277,408
    Australia & New Zealand Banking
      Group Ltd. -- (AUD)............      40,139        500,974
    Banca Intesa SPA -- (ITL)........     133,905        428,246
    Banca Popolare di Lodi
       -- (ITL)......................       4,670         43,331
    Banco Santander Central Hispano
      SA -- (ESP)....................      40,091        351,272
    Bank of Yokohama Ltd. -- (JPY)...      38,000        124,056
    Barclays PLC -- (GBP)............      28,094        208,619
    BNP Paribas SA -- (FRF)..........       9,918        503,974
    BPI-SGPS SA -- (PTE).............      36,759        103,841
    Bradford & Bingley
      PLC -- (GBP)...................      51,440        266,750
    Credito Italiano SPA -- (ITL)....      54,936        261,804
    DBS Groupo Holdings -- (SGD).....      18,236        106,660
    Deutsche Bank AG -- (DEM)........       4,476        290,306
    Dexia -- (FRF)...................      10,738        135,147
    HBOS PLC -- (GBP)................      34,321        444,304
    HSBC Holdings PLC -- (GBP).......      56,887        672,129
    Jyske Bank SA -- (DKK)*..........       3,290        132,717
    Macquarie Bank Ltd. -- (AUD).....      10,999        212,446
    National Austrailia Bank Ltd. --
      (AUD)..........................      22,465        504,722
    Nordea AB -- (SEK)...............      51,996        250,726
    Royal Bank of
      Scotland -- (GBP)..............      15,849        444,609
    Sanyo Shokai Ltd. -- (JPY).......      14,000         84,647
    Skandianaviska Enskilda Banken --
      (SEK)..........................      22,405        228,110
    Standard Chartered
      PLC -- (GBP)...................      19,306        234,476
    Sumitomo Mitsui Financial Group,
      Inc. -- (JPY)..................          44         96,007

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Svenska Handlesbanken Cl-A --
      (SEK)..........................      19,654   $    321,636
    The 77 Bank Ltd. -- (JPY)........      26,000        118,010
                                                    ------------
                                                       7,507,993
                                                    ------------
FINANCIAL SERVICES -- 0.3%
    AIFUL Corp. -- (JPY).............       2,400        102,336
    Alliance & Leicester
      PLC -- (GBP)...................      27,321        374,198
    ING Groep NV -- (NLG)............      13,609        236,449
    Nomura Securities Co.
      Ltd. -- (JPY)..................      13,000        164,997
                                                    ------------
                                                         877,980
                                                    ------------
FOOD -- 0.6%
    Associated British Foods PLC --
      (GBP)..........................      20,007        176,960
    CSM NV -- (NLG)..................       6,368        140,330
    Nestle SA -- (CHF)...............       1,994        411,448
    Parmalat Finanziaria
      SPA -- (ITL)...................     122,229        384,589
    Sainsbury (J.) PLC -- (GBP)......      79,100        331,541
    Unilever PLC -- (GBP)............      55,564        442,402
                                                    ------------
                                                       1,887,270
                                                    ------------
INSURANCE -- 0.7%
    Allianz AG -- (DEM)..............       1,141         94,837
    Aviva PLC -- (GBP)...............       6,800         47,213
    AXA -- (FRF).....................       9,929        154,040
    AXA Asia Pacific Holdings --
      (AUD)..........................     111,154        183,384
    CNP Assurances -- (FRF)..........       6,679        282,248
    Hannover Rueckversicherungs AG --
      (DEM)..........................       3,844         99,762
    Millea Holding -- (JPY)..........          19        145,259
    Muenchener Rueckversicherungs-
      Gesellschaft AG -- (DEM).......         869         88,594
    Prudential Corp. PLC -- (GBP)....      18,737        113,473
    QBE Insurance Group Ltd. --
      (AUD)..........................      29,477        184,247
    Riunione Adriatica di Sicurta
      SPA -- (ITL)...................      20,538        311,554
    Royal & Sun Alliance Insurance
      Group PLC -- (GBP).............      53,823        123,233
    Sompo Japan Insurance, Inc. --
      (JPY)..........................      14,000         76,369
                                                    ------------
                                                       1,904,213
                                                    ------------
MACHINERY & EQUIPMENT -- 0.1%
    Fuji Heavy Industries
      Ltd. -- (JPY)..................      22,000         99,304
    Singulus Technologies AG --
      (DEM)*.........................       4,961         85,910
    Weir Group PLC -- (GBP)..........      25,727         99,130
                                                    ------------
                                                         284,344
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
MEDICAL SUPPLIES & EQUIPMENT -- 0.1%
    Elekta AB -- (SEK)*..............       5,963   $     73,747
    Nobel Biocare Holding AG --
      (SEK)..........................         638         42,241
    Shimadzu Corp. -- (JPY)..........      27,000         86,346
                                                    ------------
                                                         202,334
                                                    ------------
METALS & MINING -- 0.3%
    Anglo American PLC -- (GBP)......       9,084        138,658
    BHP Steel Ltd. -- (AUD)..........     110,702        276,186
    SKF AB -- (SEK)..................       4,921        142,006
    SSAB Svenskt Stal AB Cl-A --
      (SEK)..........................      13,686        182,938
    Voestalpine AG -- (ATS)..........       3,319        131,072
                                                    ------------
                                                         870,860
                                                    ------------
OFFICE EQUIPMENT -- 0.3%
    Buhrmann NV -- (NLG)*............      10,484         72,356
    Canon, Inc. -- (JPY).............       8,000        367,104
    Seiko Epson Corp. -- (JPY)144A...      12,000        356,777
                                                    ------------
                                                         796,237
                                                    ------------
OIL & GAS -- 1.0%
    Australia Gas & Light -- (AUD)...      29,610        217,448
    British Petroleum Co.
      PLC -- (GBP)...................      35,036        242,968
    Centrica PLC -- (GBP)............     129,484        375,525
    Compania Espanola de Petroleos
      SA -- (ESP)....................      12,985        353,396
    Ente Nazionale Idrocarburi SPA --
      (ITL)..........................      10,887        164,651
    OMV AG -- (ATS)..................         198         23,788
    Saipem SPA -- (ITL)..............      13,224         99,011
    Shell Transport & Trading Co.
      PLC -- (GBP)...................      44,186        291,657
    Smedvig ASA Cl-A -- (NOK)........       4,672         29,708
    Statoil ASA -- (SEK).............      47,795        407,208
    Tonen General Sekiyu
      K.K. -- (JPY)..................      10,000         70,289
    TotalFinaElf SA -- (FRF).........       2,874        434,325
    Woodside Petroleum
      Ltd. -- (AUD)..................      14,427        119,784
                                                    ------------
                                                       2,829,758
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.1%
    Paperlinx -- (AUD)...............      47,640        146,332
                                                    ------------
PHARMACEUTICALS -- 1.2%
    Altana AG -- (DEM)...............       3,540        223,338
    AstraZeneca Group PLC -- (GBP)...       7,479        299,900
    CSL Ltd. -- (AUD)................       4,441         35,592
    Eisai Co. Ltd. -- (JPY)..........       5,800        119,309
    Galen Holdings PLC -- (GBP)......      16,647        142,983
    Gehe AG -- (DEM).................       3,826        150,348
    Glaxosmithkline PLC -- (GBP).....      21,037        424,559
    Hisamitsu Pharmeceutical Co. --
      (JPY)..........................       6,000         66,458
    Novartis AG -- (CHF).............      16,044        634,872
    Novo Nordisk AS Cl-B -- (DKK)....       2,266         79,326

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Sanofi-Synthelabo SA  -- (FRF)...       7,152   $    418,860
    Schwarz Pharma AG -- (DEM).......      10,077        386,500
    Suzuken Co. Ltd. -- (JPY)........       2,100         49,844
    Takeda Chemical Industries --
      (JPY)..........................       5,800        213,983
                                                    ------------
                                                       3,245,872
                                                    ------------
PRINTING & PUBLISHING -- 0.1%
    Singapore Press Holdings Ltd. --
      (SGD)..........................       8,000         83,134
    VNU NV -- (NLG)..................       7,893        243,183
                                                    ------------
                                                         326,317
                                                    ------------
REAL ESTATE -- 0.4%
    AMP Diversified Property Trust --
      (AUD)..........................      52,530        107,451
    Corio NV -- (NLG)................       3,741        120,373
    General Property
      Trust -- (AUD).................     150,994        295,694
    Goldcrest Co. Ltd. -- (JPY)......       1,900         49,844
    Land Securities PLC -- (GBP).....       5,832         75,210
    Persimmon PLC -- (GBP)...........      16,768        131,986
    Sun Hung Kai Properties Ltd. --
      (HKD)..........................      30,000        151,575
    Vallehermoso SA -- (ESP).........       5,223         57,939
    Wereldhave NV -- (NLG)...........       1,899        119,394
    Westfield Trust -- (AUD).........      81,047        187,523
                                                    ------------
                                                       1,296,989
                                                    ------------
RETAIL & MERCHANDISING -- 0.6%
    Carrefour SA -- (FRF)............       6,041        296,077
    Charles Voegele Holding AG --
      (CHF)*.........................       2,184         70,944
    Debenhams PLC -- (GBP)...........      13,580         94,175
    Espirit Holdings Ltd. -- (HKD)...      28,000         68,401
    Familymart Co. -- (JPY)..........       3,100         55,378
    Grupo Elektra SA de CV -- (MXP)..      56,600        173,698
    Kingfisher PLC -- (GBP)..........      28,986        132,613
    Mauri Co. Ltd. -- (JPY)..........      14,000        124,406
    Metro AG -- (DEM)................       6,211        200,776
    Valora Holding AG -- (CHF).......         410         83,844
    Wal-mart de Mexico SA Cl-V --
      (MXP)..........................     124,400        367,685
    Woolworths Ltd. -- (AUD).........      22,221        186,582
                                                    ------------
                                                       1,854,579
                                                    ------------
SEMICONDUCTORS -- 0.0%
    Rohm Co. Ltd. -- (JPY)...........         600         65,409
                                                    ------------
TELECOMMUNICATIONS -- 1.0%
    Carso Global Telecom -- (MXP)*...     204,700        260,784
    China Unicom Ltd. -- (HKD).......      72,000         48,935
    Debitel AG -- (DEM)..............       4,668         44,224
    Draka Holdings -- (NLG)*.........       3,654         35,205
    KDDI Corp. -- (JPY)..............         110        425,983
    KPN NV -- (NLG)*.................      50,605        358,550
    Netcom AB Cl-B -- (SEK)*.........       5,941        220,795

                                         SHARES        VALUE
                                         ------        -----
    Nokia AB Oyj -- (FIM)............      10,981   $    180,827
    Orange SA -- (FRF)*..............      17,950        159,337
    Portugal Telecom SA -- (PTE).....      15,355        110,029
    Smartone Telecommunications --
      (HKD)..........................      74,000         84,456
    Tele Danmark AS -- (DKK).........       3,372        100,846
    Telecom Italia Mobile
      SPA -- (ITL)...................      64,107        315,816
    Telecom Italia SPA -- (ITL)......      30,514        276,119
    Thomson Multimedia -- (FRF)......       5,286         81,522
    Vodafone AirTouch PLC -- (GBP)...      80,278        156,979
                                                    ------------
                                                       2,860,407
                                                    ------------
TRANSPORTATION -- 0.1%
    Arriva PLC -- (GBP)..............      31,308        180,175
    Nippon Electric Glass Co. Ltd. --
      (JPY)..........................       9,000         95,041
    Nippon Express Co.
      Ltd. -- (JPY)..................      26,000        100,904
                                                    ------------
                                                         376,120
                                                    ------------
UTILITIES -- 0.4%
    E.On AG -- (DEM).................      10,689        549,536
    Hokuriku Electric
      Power -- (JPY).................       7,900        117,900
    Hong Kong Electric Holdings
      Ltd. -- (HKD)..................      28,000        109,872
    MVV Energie AG -- (DEM)..........       2,624         43,843
    Severn Trent PLC -- (GBP)........      13,323        150,378
    Tohoku Electric Power Co.,
      Inc. -- (JPY)..................      15,300        226,299
    Tokyo Gas Co. Ltd. -- (JPY)......      30,000         86,196
                                                    ------------
                                                       1,284,024
                                                    ------------
TOTAL FOREIGN STOCK
  (Cost $41,651,003).................                 42,684,289
                                                    ------------
                                          PAR
                                         (000)
                                         -----
CORPORATE OBLIGATIONS -- 12.6%
ADVERTISING -- 0.1%
    R.H. Donnelley Corp.
      8.875%, 12/15/10 144A..........  $       25         27,750
      10.875%, 12/03/12 144A.........         150        174,750
                                                    ------------
                                                         202,500
                                                    ------------
AEROSPACE -- 0.2%
    Anteon Corp.
      12.00%, 05/15/09...............         113        124,865
    Aviall, Inc.
      7.625%, 07/01/11 144A..........          50         51,000
    Boeing Co.
      5.125%, 02/15/13...............         110        115,884
    Sequa Corp.
      9.00%, 08/01/09................          50         53,250
    Vought Aircraft Industry, Inc.
      8.00%, 07/15/11 144A...........         125        126,250
                                                    ------------
                                                         471,249
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
AIRLINES -- 0.0%
    Northwest Airlines, Inc.
      9.875%, 03/15/07...............  $       25   $     19,875
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.0%
    General Motors Corp.
      7.125%, 07/15/13...............          25         25,141
      8.375%, 07/15/33...............         120        118,471
                                                    ------------
                                                         143,612
                                                    ------------
AUTOMOTIVE PARTS -- 0.1%
    Arvin Industries, Inc.
      7.125%, 03/15/09...............          50         52,813
    Dana Corp.
      10.125%, 03/15/10..............          25         27,688
      9.00%, 08/15/11@...............          50         54,375
    Rexnord Corp.
      10.125%, 12/15/12 144A.........         100        110,499
    Tenneco Automotive, Inc.
      10.25%, 07/15/13 144A..........          75         76,313
                                                    ------------
                                                         321,688
                                                    ------------
BEVERAGES -- 0.2%
    Bottling Group LLC
      4.625%, 11/15/12 144A..........         160        167,550
    Coca-Cola Enterprises
      6.125%, 08/15/11...............         160        183,897
    Le-Natures, Inc.
      9.00%, 06/15/13 144A...........         150        156,000
                                                    ------------
                                                         507,447
                                                    ------------
BROADCASTING -- 0.4%
    Clear Channel Communications,
      Inc.
      4.625%, 01/15/08...............         295        309,630
    Coaxial LLC
      7.842%, 08/15/08 [STEP]........          25         24,875
    Granite Broadcasting Corp.
      10.375%, 05/15/05..............          75         75,188
    News America, Inc.
      6.55%, 03/15/33 144A...........         185        197,449
    Paxson Communications Corp.
      10.75%, 07/15/08...............          25         27,000
      11.875%, 01/15/09 [STEP].......         175        147,000
    Sinclair Broadcasting Group,
      Inc.
      8.00%, 03/15/12 144A...........         100        107,250
    Spanish Broadcasting System
      9.625%, 11/01/09...............         100        106,750
    XM Satelite Radio, Inc.
      14.016%, 12/31/09 [STEP].......          50         36,250
      12.00%, 06/15/10 144A..........          25         24,875
                                                    ------------
                                                       1,056,267
                                                    ------------
BUILDING MATERIALS -- 0.4%
    American Builders & Contractors
      Supply Co., Inc. Cl-B
      10.625%, 05/15/07..............         150        156,750

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Associated Materials, Inc.
      9.75%, 04/15/12................  $      125   $    136,875
    Koppers Industry, Inc.
      9.875%, 12/01/07...............         200        207,500
    Masco Corp.
      5.875%, 07/15/12...............         265        294,812
    Nortek, Inc.
      9.875%, 06/15/11...............          75         79,313
    Ryland Group
      9.125%, 06/15/11...............         150        172,125
    Schuff Steel Co.
      10.50%, 06/01/08...............          50         40,250
    Texas Industries, Inc.
      10.25%, 06/15/11 144A..........          50         52,250
                                                    ------------
                                                       1,139,875
                                                    ------------
BUSINESS SERVICES -- 0.1%
    Brickman Group Ltd.
      11.75%, 12/15/09 144A..........          25         28,125
    IESI Corp.
      10.25%, 06/15/12...............          50         53,250
    IPC Acquisition Corp.
      11.50%, 12/15/09...............         100        106,500
    J.P. Morgan Chase & Co.
      5.75%, 01/02/13................         180        197,155
    MSX International, Inc.
      11.375%, 01/15/08..............          50         31,250
                                                    ------------
                                                         416,280
                                                    ------------
CABLE TELEVISION -- 0.3%
    Charter Communications Holdings
      LLC
      11.125%, 01/15/11..............          25         19,500
    Comcast Corp.
      5.85%, 01/15/10................         280        308,589
    Cox Communications, Inc.
      7.875%, 08/15/09...............         150        184,389
    CSC Holdings, Inc.
      8.125%, 07/15/09...............          25         25,938
      8.125%, 08/15/09...............          25         25,750
      7.625%, 04/01/11...............          50         50,750
    Mediacom Broadband LLC
      11.00%, 07/15/13...............         125        139,688
    Mediacom LLC Capital Corp.
      7.875%, 02/15/11...............          25         25,125
                                                    ------------
                                                         779,729
                                                    ------------
CHEMICALS -- 0.4%
    Chevron Phillips Chemical Co.
      5.375%, 06/15/07...............         140        151,146
    Equistar Chemical
      10.625%, 05/01/11 144A.........          25         25,750
    Hercules, Inc.
      11.125%, 11/15/07..............          75         87,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Huntsman Advanced Materials
      11.00%, 07/15/10 144A..........  $       50   $     51,875
    Huntsman ICI Chemicals Corp.
      10.125%, 07/01/09..............         150        146,250
    Huntsman International LLC
      9.875%, 03/01/09...............          75         78,375
    Lyondell Chemical Co.
      9.50%, 12/15/08................          75         72,375
    MacDermid, Inc.
      9.125%, 07/15/11...............         125        140,313
    Noveon, Inc.
      13.00%, 08/31/11 144A..........         100        103,000
    Polyone Corp.
      10.625%, 05/15/10 144A.........          25         24,500
    Resolution Performance
      9.50%, 04/15/10 144A...........          50         52,125
    Salt Holdings Corp., Inc.
      6.268%, 12/15/12 [STEP] 144A...          75         52,125
      6.012%, 06/01/13 [STEP] 144A...         100         58,500
                                                    ------------
                                                       1,044,084
                                                    ------------
CLOTHING & APPAREL -- 0.0%
    Anvil Knitwear, Inc.
      10.875%, 03/15/07..............          25         25,188
    Avondale Mills, Inc.
      10.25%, 07/01/13 144A..........          50         50,374
    Dyersburg Corp. Cl-B
      9.75%, 09/01/07 +,++++.........         175            893
    Levi Strauss & Co.
      12.25%, 12/15/12@..............          25         20,938
                                                    ------------
                                                          97,393
                                                    ------------
COMPUTER HARDWARE -- 0.1%
    International Business Machines
      Corp.
      4.25%, 09/15/09................         200        211,740
                                                    ------------
CONSTRUCTION -- 0.0%
    D.R. Horton, Inc.
      8.50%, 04/15/12................          25         28,250
      6.875%, 05/01/13...............          25         26,438
                                                    ------------
                                                          54,688
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 0.3%
    American Achievement Corp.
      11.625%, 01/01/07..............          50         54,875
    Ballys Total Fitness Holding
      Corp.
      10.50%, 07/15/11 144A..........          50         50,250
    Coinmach Corp.
      9.00%, 02/01/10................          75         81,750
    Johnson & Johnson
      3.80%, 05/15/13................         140        139,142
    JohnsonDiversey, Inc.
      9.625%, 05/15/12...............          75         84,188

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Jostens, Inc.
      12.75%, 05/01/10...............  $      100   $    119,500
    Playtex Products, Inc.
      9.375%, 06/01/11...............         100        100,500
    Simmons Co.
      10.25%, 03/15/09...............          50         53,750
    UST, Inc.
      6.625%, 07/15/12...............         260        301,577
                                                    ------------
                                                         985,532
                                                    ------------
CONTAINERS & PACKAGING -- 0.3%
    AEP Industries, Inc.
      9.875%, 11/15/07...............          75         69,375
    Bway Corp.
      10.00%, 10/15/10 144A..........          75         76,500
    Constar International
      11.00%, 12/01/12...............          50         54,250
    Greif, Inc.
      8.875%, 08/01/12 144A..........          50         54,000
    Owens-Brockway Glass Container
      Corp.
      8.875%, 02/15/09...............         125        136,250
      7.75%, 05/15/11 144A...........          25         26,438
      8.25%, 05/15/13 144A...........          50         52,250
    Owens-Illinois, Inc.
      7.35%, 05/15/08................          25         25,250
    Packaged Ice, Inc. Cl-B
      9.75%, 02/01/05................          25         25,375
    Packaging Corp. of America, Inc.
      9.625%, 04/01/09...............         100        110,625
    Plastipak Holdings, Inc.
      10.75%, 09/01/11...............          50         54,250
    Sealed Air Corp.
      5.375%, 04/15/08 144A..........         145        152,335
    Stone Container Corp.
      8.375%, 07/01/12...............          25         26,938
                                                    ------------
                                                         863,836
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.2%
    Amkor Technologies, Inc.
      7.75%, 05/15/13 144A...........          50         47,750
    Avaya, Inc.
      11.125%, 04/01/09..............          50         55,000
    Chippac International Ltd.
      12.75%, 08/01/09...............          50         56,250
    Flextronics International Corp.
      9.875%, 07/01/10...............          75         82,500
    Sanmina Corp.
      10.375%, 01/15/10 144A.........          50         56,000
    TNP Enterprises, Inc.
      10.25%, 04/01/10...............          50         50,250

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Tyco International Group
      2.75%, 01/15/08 144A...........  $      125   $    135,313
      3.125%, 01/15/15 144A..........          25         27,500
    UCAR Finance, Inc.
      10.25%, 02/15/12...............          50         49,250
                                                    ------------
                                                         559,813
                                                    ------------
ENTERTAINMENT & LEISURE -- 0.5%
    Ameristar Casinos, Inc.
      10.75%, 02/15/09...............         100        113,875
    AMF Bowling Worldwide, Inc.
      13.00%, 02/28/08...............          50         55,000
    AOL Time Warner, Inc.
      7.625%, 04/15/31...............         160        185,350
    Argosy Gaming Co.
      10.75%, 06/01/09...............         100        110,000
    Coast Hotels & Casinos, Inc.
      9.50%, 04/01/09................          25         26,875
    Hard Rock Hotel, Inc.
      8.875%, 06/01/13 144A..........          50         52,500
    Hollywood Park, Inc. Cl-B
      9.25%, 02/15/07................          50         49,500
    Mikohn Gaming Corp.
      11.875%, 08/15/08 [PIK] 144A...          75         74,438
    Old Evangeline Downs
      13.00%, 03/01/10 144A..........          50         51,250
    Penn National Gaming, Inc. Cl-B
      11.125%, 03/01/08..............          75         83,625
    Premier Parks, Inc.
      9.75%, 06/15/07................          25         24,875
    Six Flags, Inc.
      9.50%, 02/01/09................          75         74,250
    Speedway Motorsports, Inc.
      6.75%, 06/01/13 144A...........          50         51,750
    Station Casinos, Inc.
      9.875%, 07/01/10...............          75         82,875
    Town Sports International, Inc.
      9.625%, 04/15/11 144A..........          25         26,250
    Turning Stone Casino Resort
      Enterprise
      9.125%, 12/15/10 144A..........          25         26,875
    Venetian Casino Resort LLC
      11.00%, 06/15/10...............         100        113,500
    Viacom, Inc.
      5.625%, 08/15/12...............         110        122,427
                                                    ------------
                                                       1,325,215
                                                    ------------
ENVIRONMENTAL SERVICES -- 0.1%
    Allied Waste North America Co.
      Cl-B
      7.875%, 01/01/09...............          50         52,000
    Allied Waste North America, Inc.
      7.875%, 04/15/13...............          25         26,313

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Casella Waste Systems
      9.75%, 02/01/13 144A...........  $      100   $    107,000
    Synagro Technologies, Inc.
      9.50%, 04/01/09................         125        134,375
                                                    ------------
                                                         319,688
                                                    ------------
FARMING & AGRICULTURE -- 0.1%
    AGCO Corp.
      9.50%, 05/01/08................          50         55,250
    Dimon, Inc.
      9.625%, 10/15/11...............         150        165,750
    Monsanto Co.
      4.00%, 05/15/08................         130        133,790
                                                    ------------
                                                         354,790
                                                    ------------
FINANCIAL-BANK & TRUST -- 0.6%
    ABN AMRO Bank NV
      7.125%, 06/18/07...............         145        169,083
    Bank of America Corp.
      4.875%, 09/15/12...............         225        237,899
    Bank of New York Co., Inc.
      2.20%, 05/12/06................         135        136,269
    Bank One Corp.
      5.25%, 01/30/13................         270        291,849
    BB&T Corp.
      6.50%, 08/01/11................          70         82,231
    Countrywide Home Loans, Inc.
      5.50%, 02/01/07................         135        147,920
    Credit Suisse First Boston USA,
      Inc.
      6.50%, 01/15/12................         215        247,137
    Northern Trust Co.
      4.60%, 02/01/13................         115        118,785
    Wachovia Corp.
      6.40%, 04/01/08................          80         91,255
    Washington Mutual Bank
      5.50%, 01/15/13................         220        240,275
                                                    ------------
                                                       1,762,703
                                                    ------------
FINANCIAL SERVICES -- 1.7%
    American Express Credit Corp.
      3.00%, 05/16/08................         110        110,883
    Arch Western Finance
      6.75%, 07/01/13 144A...........          50         51,375
    ASAT Finance LLC Co.
      12.50%, 11/01/06...............         146        126,506
    Caterpillar Financial Services
      Corp.
      2.59%, 07/15/06................         140        142,126
    CIT Group, Inc.
      7.125%, 10/15/04...............          80         85,234
      7.75%, 04/02/12................         175        209,004
    Citigroup, Inc.
      3.50%, 02/01/08................         175        180,194
      5.625%, 08/27/12...............         240        264,896
    Fannie Mae
      3.25%, 11/15/07................         700        725,798

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Ford Motor Credit Co.
      6.50%, 01/25/07................  $      150   $    157,944
    Franklin Resources, Inc.
      3.70%, 04/15/08................          55         56,344
    General Electric Capital Corp.
      3.50%, 05/01/08................         185        189,643
      6.00%, 06/15/12................         360        407,072
    General Motors Acceptance Corp.
      5.85%, 01/14/09................         390        394,549
    Goldman Sachs Group, Inc.
      4.125%, 01/15/08...............         220        231,426
      6.125%, 02/15/33...............          75         80,713
    Household Finance Corp.
      5.75%, 01/30/07................          70         77,318
      6.375%, 11/27/12...............          55         62,765
    International Lease Finance Corp.
      6.375%, 03/15/09...............         275        308,359
    John Deere Capital Corp.
      7.00%, 03/15/12................         190        225,946
    Lehman Brothers Holdings
      4.00%, 01/22/08................         115        119,978
    Morgan Stanley
      3.625%, 04/01/08...............         105        107,722
    Orion Power Holdings, Inc.
      12.00%, 05/01/10...............          50         58,250
    Pemex Project Funding Master
      Trust
      7.375%, 12/15/14 144A..........          50         54,875
      7.375%, 12/15/14...............         165        181,088
    Verizon Global Funding Corp.
      7.75%, 12/01/30................         105        133,497
    Wells Fargo Financial
      5.50%, 08/01/12................         300        333,756
    Williams Scotsman, Inc.
      9.875%, 06/01/07...............          75         73,875
    Worldspan L.P./WS Financial Corp.
      9.625%, 06/15/11 144A..........          25         26,000
                                                    ------------
                                                       5,177,136
                                                    ------------
FOOD -- 0.3%
    Agrilink Foods, Inc.
      11.875%, 11/01/08..............         100        108,749
    B&G Foods, Inc.
      9.625%, 08/01/07...............          75         77,813
    Burns Philp Capital Property
      10.75%, 02/15/11 144A..........          50         52,543
    Doane Pet Care Co.
      10.75%, 03/01/10...............          50         54,750
    Dole Foods Co.
      8.875%, 03/15/11 144A..........         100        106,500
    Dominos, Inc.
      8.25%, 07/01/11 144A...........          25         25,938
    Luigino's, Inc.
      10.00%, 02/01/06...............         100        104,500

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Merisant Co.
      9.50%, 07/15/13 144A...........  $       50   $     52,000
    Pantry, Inc.
      10.25%, 10/15/07...............          75         77,625
    Unilever Capital Corp.
      5.90%, 11/15/32................         175        189,242
                                                    ------------
                                                         849,660
                                                    ------------
FURNITURE -- 0.0%
    Interface, Inc.
      10.375%, 02/01/10..............          75         72,375
                                                    ------------
HEALTHCARE SERVICES -- 0.2%
    Ameripath, Inc.
      10.50%, 04/01/13 144A..........          50         53,750
    Concentra Operating Corp.
      13.00%, 08/15/09...............          50         56,250
    Fisher Scientific International
      8.125%, 05/01/12...............          75         80,625
    InSight Health Services Corp.
      9.875%, 11/01/11...............          50         52,250
    Triad Hospitals, Inc.
      11.00%, 05/15/09...............         175        193,813
    Vicar Operating, Inc.
      9.875%, 12/01/09...............          75         82,500
                                                    ------------
                                                         519,188
                                                    ------------
HOTELS & MOTELS -- 0.2%
    Courtyard by Marriott II Ltd.
      Cl-B
      10.75%, 02/01/08...............         215        216,075
    Hammons, (John Q.) Hotels
      8.875%, 05/15/12...............         100        105,500
    Hilton Hotels Corp.
      7.625%, 12/01/12...............          25         27,438
    Host Marriott L.P.
      9.50%, 01/15/07................         125        135,000
    La Quinta Properties
      8.875%, 03/15/11 144A..........         125        133,750
    MeriStar Hospitality Corp.
      9.125%, 01/15/11 [REIT]........          50         49,125
                                                    ------------
                                                         666,888
                                                    ------------
INDUSTRIAL PRODUCTS -- 0.2%
    Actuant Corp.
      13.00%, 05/01/09...............         179        210,325
    Brand Services, Inc.
      12.00%, 10/15/12...............          50         57,250
    Four M Corp. Cl-B
      12.00%, 06/01/06...............         125        126,250
    Jacuzzi Brands, Inc.
      9.625%, 07/01/10 144A..........          25         25,000
    Mobile Mini, Inc.
      9.50%, 07/01/13 144A...........          50         52,250

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    National Waterworks, Inc.
      10.50%, 12/01/12...............  $      100   $    111,500
    Steel Dynamics, Inc.
      9.50%, 03/15/09................         125        131,563
                                                    ------------
                                                         714,138
                                                    ------------
INSURANCE -- 0.7%
    AIG SunAmerica Global Financing
      XII
      5.30%, 05/30/07 144A...........         275        300,260
    Allstate Financial Global Funding
      5.25%, 02/01/07 144A...........         180        197,867
    Fund American Companies, Inc.
      5.875%, 05/15/13...............          70         73,331
    John Hancock
      5.625%, 06/27/06 144A..........         500        551,652
    Marsh & Mclennan Companies, Inc.
      3.625%, 02/15/08...............         165        170,038
    Nationwide Financial Services
      5.90%, 07/01/12................         325        359,490
    XL Capital Ltd.
      6.50%, 01/15/12................         240        274,938
                                                    ------------
                                                       1,927,576
                                                    ------------
MACHINERY & EQUIPMENT -- 0.1%
    Better Minerals & Aggregates
      13.00%, 09/15/09...............          50         33,500
    Cummins, Inc.
      9.50%, 12/01/10 144A...........          25         28,250
    Trimas Corp.
      9.875%, 06/15/12...............         100        103,000
                                                    ------------
                                                         164,750
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.2%
    Alaris Medical, Inc.
      10.285%, 08/01/08 [STEP].......         100        106,000
    Fresenius Medical Capital Trust
      II
      7.875%, 02/01/08...............         250        263,750
    Kinetic Concepts, Inc. Cl-B
      9.625%, 11/01/07...............         100        105,500
                                                    ------------
                                                         475,250
                                                    ------------
METALS & MINING -- 0.1%
    AK Steel Corp.
      7.875%, 02/15/09...............          75         64,875
    Compass Minerals Group, Inc.
      10.00%, 08/15/11...............          25         28,125
    Freeport-McMoRan Resource
      Partners, Inc. L.P.
      7.00%, 02/15/08................         150        110,250
    Jorgensen, (Earle, M.) Co.
      9.75%, 06/01/12................         175        186,375
                                                    ------------
                                                         389,625
                                                    ------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
OIL & GAS -- 0.7%
    AmeriGas Partners L.P.
      8.875%, 05/20/11...............  $      175   $    191,625
    ANR Pipeline, Inc.
      8.875%, 03/15/10 144A..........          25         27,500
    Baker Hughes, Inc.
      6.875%, 01/15/29...............         200        237,637
    Conocophillips
      5.90%, 10/15/32................         150        161,537
    Devon Financing Corp.
      6.875%, 09/30/11...............         145        170,364
    Dynegy Holdings, Inc.
      8.75%, 02/15/12................          25         23,500
    Dynegy-Roseton Danskamme
      7.27%, 11/08/10 144A...........          75         69,750
    Encore Acquisition Co.
      8.375%, 06/15/12...............          50         53,750
    Hanover Equipment Trust
      8.50%, 09/01/08................          25         26,375
    Kaneb Pipe Line Operating
      Partnership L.P.
      5.875%, 06/01/13...............         105        107,972
    Kinder Morgan, Inc.
      6.50%, 09/01/12................         180        206,698
    Magnum Hunter Resources, Inc.
      10.00%, 06/01/07...............          11         11,440
      9.60%, 03/15/12................          50         55,500
    Occidental Petroleum Corp.
      4.25%, 03/15/10................          75         78,361
    Pride Petroleum Services, Inc.
      9.375%, 05/01/07...............         125        129,688
    Reliant Energy Resouces
      6.50%, 02/01/08................          61         65,485
    Southern Natural Gas
      8.875%, 03/15/10 144A..........          50         55,125
    Swift Energy Co.
      9.375%, 05/01/12...............         125        135,625
    Westport Resources Corp.
      8.25%, 11/01/11................          25         27,500
    Williams Companies, Inc.
      7.50%, 01/15/31................         250        238,749
                                                    ------------
                                                       2,074,181
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.2%
    Fibermark, Inc.
      10.75%, 04/15/11...............          50         51,500
    Georgia-Pacific Corp.
      9.375%, 02/01/13 144A..........         125        138,125
      9.875%, 11/01/21...............          50         50,500
    Longview Fibre Co.
      10.00%, 01/15/09...............         100        111,500

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Potlatch Corp.
      10.00%, 07/15/11...............  $       25   $     27,875
    Weyerhaeuser Co.
      5.95%, 11/01/08................         145        162,419
                                                    ------------
                                                         541,919
                                                    ------------
PHARMACEUTICALS -- 0.1%
    Abbott Laboratories
      5.625%, 07/01/06...............         210        232,680
    Alpharma, Inc.
      8.625%, 05/01/11 144A..........          25         26,500
                                                    ------------
                                                         259,180
                                                    ------------
PRINTING & PUBLISHING -- 0.3%
    Canwest Media, Inc.
      10.625%, 05/15/11..............         100        114,500
    CBD Media
      8.625%, 06/01/11 144A..........          50         52,000
    Dex Media East LLC
      9.875%, 11/15/09...............          25         28,313
      12.125%, 11/15/12..............         150        179,249
    Houghton Mifflin Co.
      9.875%, 02/01/13 144A@.........          75         81,750
    Liberty Group Operating, Inc.
      9.375%, 02/01/08...............          50         50,813
    Primedia, Inc.
      8.00%, 05/15/23 144A...........          50         51,750
    Quebecor Media, Inc.
      11.125%, 07/15/11..............         150        173,250
    Sun Media Corp.
      7.625%, 02/15/13...............          50         53,500
    Transwestern Publishing Co.
      9.625%, 11/15/07...............          25         26,188
    Vertis, Inc.
      10.875%, 06/15/09..............          50         51,250
                                                    ------------
                                                         862,563
                                                    ------------
REAL ESTATE -- 0.2%
    LNR Property Corp.
      7.625%, 07/15/13 144A..........         100        101,500
    Rouse Co.
      8.43%, 04/27/05................         350        383,958
    Universal City Development
      11.75%, 04/01/10 144A..........          25         27,688
    WCI Communities, Inc.
      9.125%, 05/01/12...............          25         26,750
                                                    ------------
                                                         539,896
                                                    ------------
RETAIL & MERCHANDISING -- 0.2%
    Barneys New York, Inc.
      9.00%, 04/01/08 144A...........          25         22,656
    Commemorative Brands
      11.00%, 01/15/07...............          25         24,250
    Gap, Inc.
      9.90%, 12/15/05................          25         28,250
      10.55%, 12/15/08...............         125        152,500

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Lowes Companies, Inc.
      6.50%, 03/15/29................  $      140   $    159,294
    Petro Stopping Centers
      10.50%, 02/01/07...............         200        200,000
                                                    ------------
                                                         586,950
                                                    ------------
SEMICONDUCTORS -- 0.1%
    AMI Semiconductor, Inc.
      10.75%, 02/01/13 144A..........          50         56,250
    Fairchild Semiconductor
      International Corp.
      10.50%, 02/01/09...............         200        226,000
    On Semiconductor Corp.
      12.00%, 05/15/08...............          25         25,375
      12.00%, 03/15/10...............          50         55,750
                                                    ------------
                                                         363,375
                                                    ------------
TELECOMMUNICATIONS -- 1.0%
    Alaska Communications Systems
      9.375%, 05/15/09...............          75         75,375
    AT&T Wireless Services, Inc.
      7.875%, 03/01/11...............         170        201,432
    Charter Communications Holdings,
      Inc.
      10.75%, 10/01/09...............          75         58,500
    Colt Telecom Group PLC
      12.00%, 12/15/06...............          50         50,500
    DIRECTV Holdings LLC
      8.375%, 03/15/13 144A..........         175        196,438
    Dobson Communications Corp.
      10.875%, 07/01/10@.............          75         81,375
    Echostar DBS Corp.
      10.375%, 10/01/07..............          50         55,625
      9.125%, 01/15/09...............         200        224,499
      9.375%, 02/01/09...............          25         26,813
    Insight Communications Co., Inc.
      11.212%, 02/15/11 [STEP].......         100         83,500
    Insight Midwest/Insight Capital
      10.50%, 11/01/10...............         100        110,250
    Nextel Communications, Inc.
      10.65%, 09/15/07...............         175        182,000
      9.75%, 10/31/07................          25         26,000
      9.95%, 02/15/08................          50         52,375
    Nextel Partners, Inc.
      12.50%, 11/15/09...............          50         57,000
      8.125%, 07/01/11 144A..........          25         24,875
    Pegasus Satellite Communications
      11.25%, 01/15/10 144A..........         125        118,125
    Qwest Services Corp.
      13.50%, 12/15/10 144A..........         175        198,625
      8.875%, 03/15/12 144A..........          75         84,000
    Radio One
      8.875%, 07/01/11...............         150        165,750
    Rogers Cantel, Inc.
      9.375%, 06/01/08...............          25         26,188

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Rogers Wireless, Inc.
      9.625%, 05/01/11...............  $       50   $     57,500
    Sprint Capital Corp.
      6.375%, 05/01/09...............         270        295,749
    Telecorp PCS, Inc.
      10.625%, 07/15/10..............          50         61,125
    Time Warner Telecom LLC
      9.75%, 07/15/08................          50         48,875
    Time Warner Telecom, Inc.
      10.125%, 02/01/11..............          25         24,438
    Tritel PCS, Inc.
      10.375%, 01/15/11..............          25         30,813
    Triton PCS, Inc.
      8.50%, 06/01/13................          50         54,000
    U.S. Unwired, Inc.
      24.223%, 11/01/09 [STEP].......          50         22,250
    Verizon Florida, Inc.
      6.125%, 01/15/13...............         115        130,501
    Verizon Global Funding Corp.
      7.375%, 09/01/12...............          60         73,334
    Verizon Virginia, Inc.
      4.625%, 03/15/13...............         105        108,097
                                                    ------------
                                                       3,005,927
                                                    ------------
TRANSPORTATION -- 0.2%
    Petroleum Helicopters, Inc.
      9.375%, 05/01/09...............          75         84,375
    Travelcenters of America
      12.75%, 05/01/09...............         175        202,125
    Union Pacific Corp.
      6.50%, 04/15/12................         200        231,669
    Union Tank Car Co.
      7.125%, 02/01/07...............         150        168,504
                                                    ------------
                                                         686,673
                                                    ------------
UTILITIES -- 1.5%
    AES Corp.
      8.375%, 08/15/07@..............          25         24,125
      8.50%, 11/01/07@...............         125        120,625
      9.00%, 05/15/15 144A...........         100        105,000
    Allegeny Energy Supply Co.
      8.75%, 04/15/12 144A...........         100         86,000
    American Electric Power Co., Inc.
      5.375%, 03/15/10...............         105        112,418
    Appalachian Power Co.
      4.80%, 06/15/05................         185        194,324
    Aquila, Inc.
      14.875%, 07/01/12 144A.........          25         26,750
    Black Hills Corp.
      6.50%, 05/15/13................          75         74,974
    Bluewater Finance Ltd.
      10.25%, 02/15/12 144A..........          25         24,875

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Calpine Corp.
      8.50%, 02/15/11@...............  $       75   $     56,625
    Chesapeake Energy Corp.
      9.00%, 08/15/12................         100        112,000
    Cincinnati Gas & Electric Co.
      5.70%, 09/15/12................         150        165,098
    CMS Energy Corp.
      9.875%, 10/15/07...............         100        107,125
    Consolidated Edison Co. of New
      York
      4.875%, 02/01/13...............         110        116,202
    Consumers Energy Co.
      4.25%, 04/15/08 144A...........          70         72,464
    DPL, Inc.
      8.25%, 03/01/07................          70         79,446
    Entergy Gulf States, Inc.
      5.20%, 12/03/07 144A...........         160        165,807
    Entergy Louisiana, Inc.
      6.50%, 03/01/08................         475        488,261
    FirstEnergy Corp.
      7.375%, 11/15/31...............         165        185,509
    Frontier Oil Escrow Corp.
      8.00%, 04/15/13 144A...........          25         26,313
    Illinois Power Corp.
      11.50%, 12/15/10 144A..........          50         57,375
    Nisource Finance Corp.
      7.625%, 11/15/05...............         130        142,213
    Northwestern Corp.
      7.875%, 03/15/07...............          25         20,031
      8.75%, 03/15/12................          25         19,531
    Oncor Electric Delivery Co.
      7.00%, 09/01/22................          90        100,653
    Pepco Holdings, Inc.
      3.75%, 02/15/06................         150        155,189
    Pinnacle West Capital Corp.
      6.40%, 04/01/06................         150        162,170
    PPL Energy Supply LLC
      6.40%, 11/01/11................         240        266,955
    PSEG Power LLC
      8.625%, 04/15/31...............         110        142,329
    Public Service Electric & Gas Co.
      7.00%, 09/01/24................         300        310,504
    Reliant Resources, Inc.
      9.50%, 07/15/13 144A...........          50         50,563
    Sempra Energy Co.
      6.00%, 02/01/13................         180        198,823
    South Point Energy
      9.825%, 05/30/19 144A..........         125        118,125
    Southern Power Co.
      6.25%, 07/15/12................         170        192,758

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Teco Energy, Inc.
      7.00%, 05/01/12................  $       75   $     73,500
    TXU Energy Co.
      7.00%, 03/15/13 144A...........          70         77,637
                                                    ------------
                                                       4,432,297
                                                    ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $34,669,975).................                 36,947,551
                                                    ------------
U.S. TREASURY OBLIGATIONS -- 8.4%
    U.S. Treasury Bonds
      7.50%, 11/15/16................         940      1,276,308
      7.125%, 02/15/23...............         805      1,078,983
      6.25%, 08/15/23-05/15/30.......       1,295      1,599,479
      7.625%, 02/15/25...............         300        426,645
                                                    ------------
                                                       4,381,415
                                                    ------------
    U.S. Treasury Notes
      2.125%, 08/31/04@..............       1,815      1,837,760
      5.875%, 11/15/04@..............       5,925      6,307,583
      6.50%, 08/15/05@...............       5,595      6,201,274
      3.50%, 11/15/06@...............       2,500      2,636,038
      4.75%, 11/15/08@...............       2,280      2,528,219
      4.375%, 08/15/12...............         110        117,979
      3.875%, 02/15/13@..............         165        169,840
      6.00%, 02/15/26................         195        233,155
      5.375%, 02/15/31@..............         195        219,642
                                                    ------------
                                                      20,251,490
                                                    ------------
    (Cost $24,074,151)...............                 24,632,905
                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.3%
    Federal Home Loan Bank
      5.75%, 05/15/12@...............         300        345,246
                                                    ------------
    Federal Home Loan Mortgage Corp.
      4.701%, 09/01/32...............         297        304,291
      5.00%, 12/01/08................         525        542,848
      7.00%, 11/01/30-06/01/32.......         683        717,188
                                                    ------------
                                                       1,564,327
                                                    ------------
    Federal National Mortgage Assoc.
      5.00%, 01/01/18-07/01/33
        [TBA]........................       1,131      1,156,972
      5.50%, 05/25/28-07/01/33.......       6,368      6,314,580
      6.00%, 05/15/08-07/01/33@......       3,763      4,016,194
      6.50%, 05/01/17-12/01/32.......       2,698      2,510,177
      7.00%, 01/01/31-04/01/32.......          81         85,066
      7.125%, 02/15/05...............         160        175,046
                                                    ------------
                                                      14,258,035
                                                    ------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Government National Mortgage
      Assoc.
      4.50%, 05/15/18-07/01/18.......  $      673   $    693,582
      6.00%, 02/15/26-08/01/33.......       2,185      2,289,130
      6.50%, 01/15/28-09/20/32.......         791        828,800
      7.00%, 03/15/13-08/15/26.......         841        902,287
      8.00%, 12/15/16-07/15/23.......          77         84,171
      8.50%, 06/15/16-10/15/26.......         250        270,817
      9.50%, 10/15/09-01/15/20.......           7          7,305
      10.00%, 11/15/09...............           1          1,392
      10.50%, 08/15/15...............           2          2,300
      11.50%, 06/15/10-09/15/15......          33         39,094
      12.00%, 09/15/13-01/15/14......           0            289
                                                    ------------
                                                       5,119,167
                                                    ------------
    Tennessee Valley Authority
      6.875%, 12/15/43...............          40         42,262
      7.25%, 07/15/43................          20         21,125
                                                    ------------
                                                          63,387
                                                    ------------
    (Cost $21,129,137)...............                 21,350,162
                                                    ------------
ASSET BACKED SECURITIES -- 1.7%
    BankBoston Home Equity Loan Trust
      Series 1998-1 Cl-A6
      6.35%, 02/25/13................         369        391,371
    Capital Auto Receivables Asset
      Trust Series 2002-2 Cl-CTFS
      4.18%, 10/15/07................         492        505,188
    Chase Funding Mortgage Loan
      Asset-Backed
      Series 2002-1 Cl-1A3
      5.039%, 12/25/23...............         550        577,480
    Chase Funding Mortgage Loan
      Asset-Backed
      Series 2002-2 Cl-1M1
      5.599%, 09/25/31...............          80         84,143
    Citibank Credit Card Issuance
      Trust Series 2000-C1 Cl-C1
      7.45%, 09/15/07................         600        664,110
    CoreStates Home Equity Trust
      Corp. Series 1994-1 Cl-A
      6.65%, 05/15/09................           1          1,339
    Harley-Davidson Motorcycle Trust
      Series 2002-1 Cl-B
      4.36%, 01/15/10................         242        249,563
    Harley-Davidson Motorcycle Trust
      Series 2003-1 Cl-B
      2.25%, 11/15/10................          89         89,710
    John Deere Owner Trust Series
      2001-A Cl-A4
      3.78%, 09/15/08................         900        927,553
    MBNA Master Credit Card Trust
      Series 2000-D Cl-C
      8.40%, 09/15/09 144A...........         300        349,064

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Mellon Residential Funding Corp.
      Series 2001-HEIL Cl-A3
      5.945%, 02/25/11...............  $      621   $    625,773
    Reliant Energy Transition Bond
      Co. LLC Series 2001-1 Cl-A4
      5.63%, 09/15/15................         350        390,920
                                                    ------------
    (Cost $4,623,830)................                  4,856,214
                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.4%
    Banc of America Commercial
      Mortgage, Inc.
      Series 2003-1 Cl-A2
      4.648%, 09/11/36...............         350        363,927
    Chase Funding Mortgage Loan
      Asset-Backed
      Series 2003-3 Cl-1M1
      4.537%, 09/25/32...............         150        149,676
    Chase Manhattan Auto Owner Trust
      Series 2003-A Cl-A4
      2.06%, 12/15/09................         285        283,185
    J.P. Morgan Chase Commercial
      Mortgage Corp.
      Series 2001-CIB2 Cl-A2
      6.244%, 04/15/35...............         325        369,577
    J.P. Morgan Chase Commercial
      Mortgage Corp.
      Series 2001-CIBC Cl-A3
      6.26%, 03/15/33................       1,425      1,640,843
    J.P. Morgan Commercial Mortgage
      Finance Corp.
      Series 1999-PSL1 Cl-A2
      7.109%, 02/15/32...............         310        366,677
    Salomon Brothers Mortgage Trust
      Series 2001-C1 Cl-A2
      6.226%, 12/18/35...............         550        623,267
    Summit Mortgage Trust Series
      2002-1 Cl-A2
      6.34%, 06/28/16 144A...........         375        384,755
                                                    ------------
    (Cost $3,846,236)................                  4,181,907
                                                    ------------
FOREIGN BONDS -- 1.0%
BEVERAGES -- 0.1%
    Diageo Capital PLC -- (GBP)
      3.50%, 11/19/07................         180        185,437
                                                    ------------
BROADCASTING -- 0.0%
    Vivendi Universal SA -- (FRF)
      9.25%, 04/15/10 144A...........         125        145,625
                                                    ------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
BUSINESS SERVICES -- 0.0%
    Cie Generale de Geophysique --
      (FRF)
      10.625%, 11/15/07..............  $      100   $    103,000
                                                    ------------
CABLE TELEVISION -- 0.0%
    Rogers Cablesystems of America,
      Inc. Cl-B -- (CAD)
      10.00%, 03/15/05...............         125        136,250
                                                    ------------
CHEMICALS -- 0.1%
    Avecia Group -- (GBP)
      11.00%, 07/01/09...............         125        113,749
    Kronos International,
      Inc. -- (DEM)
      8.875%, 06/30/09...............          50         60,862
    Potash Corporation of
      Saskatchewan, Inc. -- (GBP)
      4.875%, 03/01/13...............          75         77,358
    Rhodia SA -- (FRF)
      8.00%, 06/01/10 144A...........          25         30,320
      8.875%, 06/01/11 144A..........          25         26,000
      9.25%, 06/01/11 144A...........          25         29,597
                                                    ------------
                                                         337,886
                                                    ------------
CONTAINERS & PACKAGING -- 0.0%
    Smurfit Capital Funding PLC --
      (IEP)
      6.75%, 11/20/05................          50         51,750
                                                    ------------
ENTERTAINMENT & LEISURE -- 0.0%
    Hockey Co. -- (CAD)
      11.25%, 04/15/09...............          50         55,250
                                                    ------------
FINANCIAL-BANK & TRUST -- 0.0%
    Bank of Nova Scotia -- (CAD)
      6.25%, 09/15/08................          50         56,877
                                                    ------------
FINANCIAL SERVICES -- 0.0%
    BHP Finance USA Ltd. -- (AUD)
      4.80%, 04/15/13@...............         135        141,031
                                                    ------------
METALS & MINING -- 0.2%
    Gerdau Ameristeel Corp. -- (CAD)
      10.375%, 07/15/11 144A.........         100         98,250
    Inco Ltd. -- (CAD)
      7.75%, 05/15/12@...............         185        219,531
    Ipsco, Inc. -- (CAD)
      8.75%, 06/01/13 144A...........          25         25,375
                                                    ------------
                                                         343,156
                                                    ------------

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                       PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                         (000)         VALUE
                                       ---------       -----
PAPER & FOREST PRODUCTS -- 0.1%
    Ainsworth Lumber -- (CAD)
      13.875%, 07/15/07..............         125   $    142,500
    MDP Acquisitions PLC -- (IEP)
      9.625%, 10/01/12...............          50         55,500
    SCA Coordination Center -- (BEL)
      4.50%, 07/15/15................         120        119,238
                                                    ------------
                                                         317,238
                                                    ------------
RAILROADS -- 0.0%
    Canadian National Railway Co. --
      (CAD)
      4.40%, 03/15/13................         130        131,530
                                                    ------------
TELECOMMUNICATIONS -- 0.2%
    British Telecom PLC -- (GBP)
      8.125%, 12/15/10...............         135        171,028
    France Telecom SA -- (FRF)
      9.25%, 03/01/11 [VR]...........          75         94,557
    Nortel Networks Corp. -- (CAD)
      6.875%, 09/01/23...............         100         88,500
    Nortel Networks Ltd. -- (CAD)
      6.125%, 02/15/06...............          25         24,375
                                                    ------------
                                                         378,460
                                                    ------------
UTILITIES -- 0.3%
    Canadian Natural Resources
      Ltd. -- (CAD)
      7.25%, 01/15/32................         300        370,124
    CE Electric UK Funding -- (GBP)
      6.853%, 12/30/04 144A..........         185        191,114
                                                    ------------
                                                         561,238
                                                    ------------
TOTAL FOREIGN BONDS
  (Cost $2,748,701)..................                  2,944,728
                                                    ------------
                                          PAR
                                         (000)
                                         -----
SOVEREIGN ISSUES -- 0.3%
CANADA -- 0.1%
    Quebec Province
      5.00%, 07/17/09................  $      195        214,077
                                                    ------------
CHILE -- 0.1%
    Republic of Chile
      5.50%, 01/15/13................         165        174,983
                                                    ------------
ITALY -- 0.1%
    Republic of Italy
      2.50%, 03/31/06................         150        153,037
                                                    ------------
MEXICO -- 0.0%
    United Mexican States
      6.375%, 01/16/13@..............         205        217,812
                                                    ------------
TOTAL SOVEREIGN ISSUES
  (Cost $723,799)....................                    759,909
                                                    ------------
                                         SHARES        VALUE
                                         ------        -----
PREFERRED STOCK -- 0.2%
BROADCASTING -- 0.0%
    Granite Broadcasting Corp.
      12.75%*........................          50   $     40,125
                                                    ------------
CHEMICALS -- 0.0%
    Hercules Trust II
      6.5% [CVT]*....................         150         89,250
                                                    ------------
CLOTHING & APPAREL -- 0.0%
    Anvil Holdings, Inc.
      13.00% Cl-B [PIK]+.............       1,966         46,685
                                                    ------------
TELECOMMUNICATIONS -- 0.2%
    Cablevision Systems Corp.
      11.125% Cl-M[PIK]..............       4,125        423,844
    Lucent Technologies, Inc.
      8.00% [CVT]*...................          50         51,363
                                                    ------------
                                                         475,207
                                                    ------------
TOTAL PREFERRED STOCK
  (Cost $610,671)....................                    651,267
                                                    ------------
SHORT-TERM INVESTMENTS -- 5.2%
REGISTERED INVESTMENT COMPANIES
    Temporary Investment Cash Fund
    (Cost $15,308,996)...............  15,308,996     15,308,996
                                                    ------------
                                          PAR
                                         (000)
                                         -----
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED -- 13.8%
CERTIFICATES OF DEPOSIT -- 6.2%
    American Express Centurion
      1.34%, 01/27/04 [FRN]..........  $      222        221,620
      1.42%, 12/12/03 [FRN]..........         543        542,677
    American Express Credit Corp.
      1.31%, 04/16/04 [FRN]..........         243        243,057
      1.29%, 05/13/04 [FRN]..........         485        485,286
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]...........       1,197      1,196,579
      1.37%, 01/16/04 [FRN]..........       2,174      2,173,736
    Canadian Imperial Bank Corp.
      1.28%, 05/28/04................         204        204,250
    Dresdner Bank
      1.78%, 10/06/03 [FRN]..........         447        446,851
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN]..........       1,468      1,468,294
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03................       2,587      2,587,206
      1.38%, 07/07/03................          65         64,563
      1.26%, 07/28/03................       1,456      1,456,372
    Monumental Global Funding
      1.48%, 05/28/04................         519        518,519

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Morgan Stanley
      1.33%, 07/16/03 [FRN]..........  $       44   $     43,575
      1.34%, 10/22/03 [FRN]..........       1,208      1,208,034
      1.33%, 11/07/03 [FRN]..........         741        741,022
      1.36%, 01/12/04 [FRN]..........         415        414,778
      1.33%, 03/12/04 [FRN]..........       1,550      1,549,570
    National City Bank of Indiana
      1.59%, 11/10/03 [FRN]..........          23         22,906
    Svenska Handelsbanken
      1.44%, 07/01/03................       1,634      1,634,025
    UBS Warburg
      1.38%, 07/01/03................         861        861,217
                                                    ------------
                                                      18,084,137
                                                    ------------
COMMERCIAL PAPER -- 0.2%
    Crown Point Capital Co.
      1.25%, 07/14/03................         316        316,593
    Depfa Bank PLC
      1.00%, 08/19/03................         196        196,798
                                                    ------------
                                                         513,391
                                                    ------------

                                         SHARES
                                         ------
NON-REGISTERED INVESTMENT COMPANIES -- 7.2%
    Institutional Money Market
      Trust..........................  21,024,006   $ 21,024,006
                                                    ------------
                                          PAR
                                         (000)
                                         -----
REPURCHASE AGREEMENTS -- 0.2%
    UBS AG
      1.00%, dated 06/30/03, maturing
      07/01/03, repurchase price
      $680,863 (Collateralized by
      U.S. Treasury Notes, 3.25%, par
      value $686,737, market value
      $694,522 due 12/31/03).........  $      681        680,844
                                                    ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $40,302,378).................                 40,302,378
                                                    ------------
TOTAL INVESTMENTS -- 117.1%
  (Cost $329,927,589)................                342,504,998
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (17.1%)............                (49,937,230)
                                                    ------------
NET ASSETS -- 100.0%.................               $292,567,768
                                                    ============

The following is a breakdown of the foreign bond and stock portion of the Portfolio, by country, as of June 30, 2003. Percentages are based on net assets.

COUNTRY
-------
Australia.............................................   1.3%
Austria...............................................   0.1%
Belgium...............................................   0.0%
Canada................................................   0.7%
Denmark...............................................   0.1%
Finland...............................................   0.1%
France................................................   1.5%
Germany...............................................   1.6%
Hong Kong.............................................   0.4%
Ireland...............................................   0.2%
Italy.................................................   0.8%
Japan.................................................   2.6%
Mexico................................................   0.3%
Netherlands...........................................   0.5%
New Zealand...........................................   0.1%
Norway................................................   0.1%
Portugal..............................................   0.1%
Singapore.............................................   0.2%
Spain.................................................   0.5%
Sweden................................................   0.7%
Switzerland...........................................   0.4%
United Kingdom........................................   3.3%
                                                        ----
Total.................................................  15.6%
                                                        ====

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)        VALUE
                                        ---------      -----
FOREIGN BONDS -- 45.8%
AUSTRALIA -- 0.2%
    BHP Finance USA Ltd. 4.80%,
      04/15/13........................        210   $    219,381
    New South Wales Treasury Corp.
      6.00%, 05/01/12.................        495        351,042
                                                    ------------
                                                         570,423
                                                    ------------
AUSTRIA -- 4.4%
    Republic of Austria 4.00%,
      07/15/09........................      8,665     10,365,213
                                                    ------------
BELGIUM -- 0.1%
    SCA Coordination Center NV 4.50%,
      07/15/15........................        165        163,952
                                                    ------------
CANADA -- 4.1%
    Canadian Government 5.25%,
      06/01/12-06/01/13...............     10,505      8,192,209
    Canadian National Railway Co.
      4.40%, 03/15/13.................        205        207,412
    Canadian Natural Resources Ltd.
      7.20%, 01/15/32.................        285        351,618
    Ford Credit Canada 7.25%,
      12/07/07........................        135        218,896
    Inco Ltd. 7.75%, 05/15/12.........        240        284,796
    Potash Corporation Of
      Saskatchewan, Inc. 4.875%,
      03/01/13........................        110        113,458
    Quebecor Media, Inc. 11.125%,
      07/15/11........................        125        144,375
                                                    ------------
                                                       9,512,764
                                                    ------------
DENMARK -- 0.9%
    Kingdom of Denmark
    8.00%, 03/15/06...................     12,360      2,178,799
                                                    ------------
FINLAND -- 1.7%
    Finland Government 5.00%,
      07/04/07........................      3,000      3,737,367
    UPM-Kymmene Corp. 6.625%,
      01/23/17........................        110        196,571
                                                    ------------
                                                       3,933,938
                                                    ------------
FRANCE -- 6.9%
    BNP Paribas SA 5.625%, 08/07/08...        300        377,896
      5.25%, 12/17/12.................        100        123,175
    Credit Lyonnais SA 5.00%,
      11/15/12........................        300        367,080
    Crown Holdings SA 9.50%, 03/01/11
      144A............................        200        217,000
    Dexia Credit Local 5.25%,
      04/25/08........................        400        500,692

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)        VALUE
                                        ---------      -----
    France Telecom SA 7.00%,
      12/23/09........................        535   $    707,760
      9.25%, 03/01/11.................         90        113,468
    French Government 5.50%, 10/25/07-
      10/25/32........................      3,270      4,169,195
      5.00%, 04/25/12.................      6,300      7,922,625
      5.75%, 10/25/32.................        880      1,175,233
    Vivendi Environment 5.875%,
      06/27/08........................        300        377,006
                                                    ------------
                                                      16,051,130
                                                    ------------
GERMANY -- 8.8%
    German Government 4.125%,
      08/27/04........................      2,450      2,881,433
      5.00%, 05/20/05.................      4,450      5,371,101
      6.00%, 01/05/06.................      4,200      5,240,817
      4.00%, 02/16/07.................      2,800      3,356,080
      4.25%, 02/15/08.................        300        363,332
      4.50%, 07/04/09.................      1,100      1,350,344
      5.50%, 01/04/31.................      1,660      2,127,256
                                                    ------------
                                                      20,690,363
                                                    ------------
GREECE -- 1.9%
    Greek Government 4.60%,
      05/20/13........................      2,350      2,845,666
      6.50%, 01/11/14.................      1,075      1,494,627
                                                    ------------
                                                       4,340,293
                                                    ------------
IRELAND -- 1.2%
    Irish Government 4.25%,
      10/18/07........................      2,000      2,427,254
    Irish Life & Permanent PLC 6.25%,
      02/15/11........................        200        257,440
    MDP Acquisitions PLC 9.625%,
      10/01/12........................        200        222,000
                                                    ------------
                                                       2,906,694
                                                    ------------
ITALY -- 4.7%
    Italy Treasury 6.75%, 07/01/07....      2,920      3,853,074
      5.00%, 10/15/07.................      3,320      4,138,120
      5.25%, 08/01/11.................      1,170      1,494,365
      7.25%, 11/01/26.................        660      1,037,911
      6.00%, 05/01/31.................        240        327,823
    Telecom Italia SPA 6.25%,
      02/01/12........................        100        125,378
                                                    ------------
                                                      10,976,671
                                                    ------------
JAPAN -- 0.6%
    Japanese Government 2.00%,
      06/20/22........................    154,000      1,469,715
                                                    ------------

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)        VALUE
                                        ---------      -----
NETHERLANDS -- 6.0%
    Deutsche Telekom International
      Finance BV 7.50%, 05/29/07......        490   $    639,480
    E.ON International Finance BV
      5.75%, 05/29/09.................        200        255,443
    ING Bank NV 5.50%, 01/04/12.......        400        501,243
      5.125%, 05/01/15 144A...........        110        115,434
    Koninlijke KPN NV 4.75%,
      11/05/08........................        300        361,635
    Netherlands Government 5.75%,
      02/15/07........................      5,470      6,946,113
      5.00%, 07/15/12.................      1,205      1,512,491
      4.25%, 07/15/13.................      2,350      2,782,630
    Olivetti Finance NV 6.50%,
      04/24/07........................        225        283,421
      7.25%, 04/24/12.................        125        166,930
    Unilever NV 4.75%, 06/07/04.......        450        529,060
                                                    ------------
                                                      14,093,880
                                                    ------------
SPAIN -- 1.0%
    Spanish Government 6.00%,
      01/31/29........................      1,130      1,547,921
      5.75%, 07/30/32.................        560        747,283
                                                    ------------
                                                       2,295,204
                                                    ------------
SWEDEN -- 0.4%
    Swedish Government 5.00%,
      01/28/09........................      7,400        981,850
                                                    ------------
UNITED KINGDOM -- 2.9%
    Abbey National PLC 4.625%,
      02/11/11........................        200        238,081
    AIG SunAmerica Institutional
      Funding III Ltd. 5.50%,
      03/07/11........................        315        396,627
    British Telecom PLC 7.125%,
      02/15/11........................         75        100,746
    Coca-Cola HBC Finance PLC 5.25%,
      06/27/06........................        200        245,342
    Diageo Capital PLC 3.50%,
      11/19/07........................        235        242,098
    Gallaher Group PLC 4.875%,
      01/28/05........................        200        236,645
    HBOS Treasury Services PLC 4.75%,
      02/06/07........................        300        367,272
    Imperial Tobacco Finance 6.375%,
      09/27/06........................        250        312,715
    Innogy PLC 4.625%, 10/01/04.......        200        235,646
    Monumental Global Funding 5.75%,
      03/20/07........................        120        205,702
    NGG Finance PLC 5.25%, 08/23/06...        200        243,863
    Rio Tinto Finance PLC 5.125%,
      05/10/07........................        200        246,161

                                        PRINCIPAL
                                        IN LOCAL
                                        CURRENCY
                                          (000)        VALUE
                                        ---------      -----
    Royal Bank of Scotland PLC 6.00%,
      05/10/13........................        400   $    523,745
    Union Bank of Switzerland London
      8.00%, 01/08/07.................        207        384,460
    United Kingdom Treasury 5.00%,
      03/07/12........................        950      1,664,811
      4.25%, 06/07/32.................        520        819,915
    United Utilities Water PLC 6.625%,
      11/08/07........................        200        259,275
    WPP Group PLC 5.125%, 06/18/04....        135        157,739
                                                    ------------
                                                       6,880,843
                                                    ------------
TOTAL FOREIGN BONDS
  (Cost $96,216,384)..................               107,411,732
                                                    ------------

                                          PAR
                                         (000)
                                         -----
U.S. TREASURY OBLIGATIONS -- 15.0%
    U.S. Treasury Bonds 7.25%,
      05/15/16........................  $    470        625,210
      7.50%, 11/15/16.................       770      1,045,486
      6.25%, 08/15/23 - 05/15/30......     1,730      2,132,757
      6.00%, 02/15/26.................       830        992,402
      5.375%, 02/15/31................     1,390      1,565,652
                                                   ------------
                                                      6,361,507
                                                   ------------
    U.S. Treasury Notes 4.25%,
      11/15/03........................     1,795      1,817,439
      2.125%, 08/31/04................     6,240      6,318,250
      5.875%, 11/15/04................     6,205      6,605,663
      6.50%, 08/15/05.................     6,200      6,871,831
      3.50%, 11/15/06.................     2,370      2,498,964
      3.25%, 08/15/07.................     4,480      4,676,878
      4.75%, 11/15/08.................        50         55,443
      5.00%, 08/15/11.................        55         61,712
      4.375%, 08/15/12................        75         80,441
      3.875%, 02/15/13................        10         10,293
                                                   ------------
                                                     28,996,914
                                                   ------------
    (Cost $35,088,921)................               35,358,421
                                                   ------------
CORPORATE OBLIGATIONS -- 14.6%
AEROSPACE -- 0.1%
    Boeing Co. 5.125%, 02/15/13.......       160        168,559
                                                   ------------

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
AUTOMOBILE MANUFACTURERS -- 0.1%
    Daimlerchrysler NA Holding Corp.
      7.50%, 12/07/06.................  $     45   $     79,955
    General Motors Corp. 8.375%,
      07/15/33........................       175        172,770
                                                   ------------
                                                        252,725
                                                   ------------
AUTOMOTIVE PARTS -- 0.2%
    Rexnord Corp. 10.125%, 12/15/12
      144A............................       200        221,000
    TRW Automotive, Inc. 9.375%,
      02/15/13 144A...................       200        219,000
                                                   ------------
                                                        440,000
                                                   ------------
BEVERAGES -- 0.4%
    Anheuser-Busch Companies, Inc.
      4.375%, 01/15/13................       280        290,840
    Bottling Group LLC 4.625%,
      11/15/12 144A...................       200        209,438
    Coca-Cola Enterprises 5.25%,
      05/15/07........................       225        245,715
    Le-Natures, Inc. 9.00%, 06/15/13
      144A............................       200        208,000
                                                   ------------
                                                        953,993
                                                   ------------
BROADCASTING -- 0.5%
    Clear Channel Communications, Inc.
      4.625%, 01/15/08................       400        419,837
    News America, Inc. 6.55%, 03/15/33
      144A............................       280        298,842
    Paxson Communications Corp. 0.00%,
      01/15/09 [STEP].................       185        155,400
    Sinclair Broadcast Group, Inc.
      8.75%, 12/15/11.................       250        276,250
                                                   ------------
                                                      1,150,329
                                                   ------------
BUILDING MATERIALS -- 0.1%
    Masco Corp. 5.875%, 07/15/12......       245        272,563
                                                   ------------
CABLE TELEVISION -- 0.3%
    Comcast Corp. 5.85%, 01/15/10.....       415        457,374
    Cox Communications, Inc. 7.875%,
      08/15/09........................       225        276,584
                                                   ------------
                                                        733,958
                                                   ------------
CHEMICALS -- 0.2%
    Chevron Phillips Chemical Co.
      5.375%, 06/15/07................       205        221,322
    Hercules, Inc. 11.125%,
      11/15/07........................       200        234,000
                                                   ------------
                                                        455,322
                                                   ------------
COMPUTER HARDWARE -- 0.1%
    International Business Machines
      Corp. 4.25%, 09/15/09...........       230        243,501
                                                   ------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
CONSUMER PRODUCTS & SERVICES - 0.1%
    Johnson & Johnson
      3.80%, 05/15/13.................  $    210   $    208,713
                                                   ------------
CONTAINERS & PACKAGING -- 0.2%
    Owens-Brockway Glass Containers
      Corp. 8.25%, 05/15/13 144A......       200        209,000
    Packaged Ice, Inc. Cl-B 9.75%,
      02/01/05........................       115        116,725
    Sealed Air Corp. 5.375%, 04/15/08
      144A............................       215        225,878
                                                   ------------
                                                        551,603
                                                   ------------
ENTERTAINMENT & LEISURE -- 0.5%
    AOL Time Warner, Inc. 7.625%,
      04/15/31........................       210        243,273
    Isle of Capri Casinos Co. 8.75%,
      04/15/09........................       250        268,750
    Speedway Motorsports, Inc. 6.75%,
      06/01/13 144A...................       175        181,125
    Town Sports International, Inc.
      9.625%, 04/15/11 144A...........        75         78,750
    Viacom, Inc.
      5.625%, 08/15/12................       120        133,556
      5.50%, 05/15/33.................       190        189,571
                                                   ------------
                                                      1,095,025
                                                   ------------
FARMING & AGRICULTURE -- 0.1%
    Monsanto Co. 4.00%, 05/15/08......       190        195,539
                                                   ------------
FINANCIAL-BANK & TRUST -- 1.5%
    ABN AMRO Bank NV 7.125%,
      06/18/07........................       215        250,710
    Bank of America Corp.
      6.125%, 12/16/10................       215        387,643
      4.875%, 09/15/12................       275        290,765
    Bank of New York Co., Inc.
      2.20%, 05/12/06.................       205        206,928
    Bank One Corp.
      5.25%, 01/30/13.................       285        308,061
    BB&T Corp.
      6.50%, 08/01/11.................        90        105,725
    Countrywide Home Loans, Inc.
      5.50%, 02/01/07.................       200        219,141
    Credit Suisse First Boston USA,
      Inc.
      6.50%, 01/15/12.................       290        333,347
    Northern Trust Co.
      4.60%, 02/01/13.................       155        160,102
    State Street Corp.
      7.65%, 06/15/10.................       170        211,357

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
    Suntrust Banks, Inc.
      6.25%, 06/01/08.................  $    210   $    243,162
      6.375%, 04/01/11................       200        233,542
    Wachovia Corp. 6.40%, 04/01/08....       230        262,359
    Washington Mutual Bank FA 5.50%,
      01/15/13........................       130        141,981
                                                   ------------
                                                      3,354,823
                                                   ------------
FINANCIAL SERVICES -- 3.8%
    American Express Credit Corp.
      3.00%, 05/16/08.................       165        166,324
    Bear Stearns Co., Inc. 4.00%,
      01/31/08........................       260        272,254
    Caterpillar Financial Services
      Corp. 2.59%, 07/15/06...........       205        208,113
    CIT Group, Inc. 7.125%,
      10/15/04........................       100        106,542
      7.75%, 04/02/12.................       235        280,663
    Citigroup, Inc. 3.50%, 02/01/08...       295        303,756
      5.625%, 08/27/12................       400        441,493
    Fannie Mae 2.50%, 06/15/08........       300        298,908
    Ford Motor Credit Co. 6.50%,
      01/25/07........................       220        231,651
    Franklin Resources, Inc. 3.70%,
      04/15/08........................        80         81,955
    General Electric Capital Corp.
      5.125%, 06/20/07................       425        524,366
      3.50%, 05/01/08.................       270        276,776
      6.00%, 06/15/12.................       470        531,454
    General Motors Acceptance Corp.
      6.125%, 03/15/07................       200        235,295
      5.85%, 01/14/09.................       415        419,840
    Goldman Sachs Group, Inc. 4.125%,
      01/15/08........................       390        410,256
      5.125%, 04/24/13................       100        120,021
      6.125%, 02/15/33................       115        123,759
    Household Finance Corp. 5.75%,
      01/30/07........................       200        220,908
      5.125%, 06/24/09................       100        122,670
      6.375%, 11/27/12................        75         85,589
    International Lease Finance Corp.
      6.375%, 03/15/09................       275        308,359
    J.P. Morgan Chase & Co. 5.75%,
      01/02/13........................       235        257,396
    John Deere Capital Corp. 7.00%,
      03/15/12........................       280        332,974
    John Hancock Global Fund 3.875%,
      02/08/06........................       200        233,823

                                          PAR
                                         (000)        VALUE
                                         -----        -----
    Lehman Brothers Holdings 4.00%,
      01/22/08........................  $    130   $    135,627
    Merrill Lynch & Co. 7.375%,
      12/17/07........................        90        165,069
    Morgan Stanley 3.625%, 04/01/08...       170        174,407
      4.375%, 03/01/10................       200        235,344
    National Rural Utilities
      Cooperative Finance Corp. 3.00%,
      02/15/06........................       270        277,616
    Pemex Project Funding Master Trust
      7.375%, 12/15/14 144A...........        80         87,800
      7.375%, 12/15/14................       320        351,200
    Verizon Global Funding Corp.
      7.375%, 09/01/12................        25         30,556
      7.75%, 12/01/30.................       220        279,709
    Wells Fargo Financial 5.50%,
      08/01/12........................       300        333,756
                                                   ------------
                                                      8,666,229
                                                   ------------
FOOD -- 0.6%
    Conagra, Inc. 7.50%, 09/15/05.....       260        290,087
    Domino's, Inc. 8.25%, 07/01/11
      144A............................        25         25,938
    General Mills, Inc. 6.00%,
      02/15/12........................       300        339,267
    Heinz, (H.J.) Co. 7.125%,
      07/15/11........................       290        342,402
    Unilever Capital Corp. 5.90%,
      11/15/32........................       250        270,347
    UST, Inc. 6.625%, 07/15/12........       190        220,384
                                                   ------------
                                                      1,488,425
                                                   ------------
HEALTHCARE SERVICES -- 0.0%
    Triad Hospitals, Inc. 11.00%,
      05/15/09 Cl-B...................        75         83,063
                                                   ------------
HOTELS & MOTELS -- 0.2%
    Host Marriott L.P. 9.50%,
      01/15/07........................       250        270,000
    La Quinta Properties 8.875%,
      03/15/11 144A...................       200        214,000
                                                   ------------
                                                        484,000
                                                   ------------
INDUSTRIAL PRODUCTS -- 0.1%
    Collins & Aikman Floor Coverings
      9.75%, 02/15/10.................       165        173,250
    National Waterworks, Inc. 10.50%,
      12/01/12........................       150        167,250
                                                   ------------
                                                        340,500
                                                   ------------
INSURANCE -- 0.8%
    AIG SunAmerica Global Financing
      XII 5.30%, 05/30/07 144A........       355        387,608

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
    Allstate Financial Global Funding
      5.25%, 02/01/07 144A............  $    265   $    291,304
    Fund American Companies, Inc.
      5.875%, 05/15/13................       105        109,997
    Marsh & McLennan Companies, Inc.
      3.625%, 02/15/08................       240        247,329
    Metlife, Inc. 6.125%, 12/01/11....       300        342,530
    Nationwide Financial Services
      5.90%, 07/01/12.................       200        221,225
    XL Capital Ltd. 6.50%, 01/15/12...       290        332,216
                                                   ------------
                                                      1,932,209
                                                   ------------
MACHINERY & EQUIPMENT -- 0.1%
    Cummins, Inc. 9.50%, 12/01/10
      144A............................       150        169,500
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.1%
    Amerisource Bergen Corp. 8.125%,
      09/01/08........................       250        276,250
                                                   ------------
METALS & MINING -- 0.2%
    AK Steel Corp. 7.75%, 06/15/12....       200        167,000
    Compass Minerals Group, Inc.
      10.00%, 08/15/11................       165        185,625
                                                   ------------
                                                        352,625
                                                   ------------
OIL & GAS -- 0.9%
    Amerigas Partners L.P./Eagle
      Finance Corp. 10.00%,
      04/15/06........................       250        273,750
    Baker Hughes, Inc. 6.875%,
      01/15/29........................       300        356,456
    ConocoPhillips 5.90%, 10/15/32....       180        193,844
    Devon Financing Corp. 6.875%,
      09/30/11........................       210        246,735
    Ethyl Corp. 8.875%, 05/01/10
      144A............................       200        206,000
    Kaneb Pipe Line Operating
      Partnership L.P. 5.875%,
      06/01/13........................       165        169,670
    Kinder Morgan, Inc. 6.50%,
      09/01/12........................       235        269,855
    Occidental Petroleum Corp. 4.25%,
      03/15/10........................       110        114,929
    Praxair, Inc. 6.90%, 11/01/06.....       240        269,895
    Reliant Energy Resources 6.50%,
      02/01/08........................        35         37,574
                                                   ------------
                                                      2,138,708
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.3%
    Georgia-Pacific Corp. 9.375%,
      02/01/13 144A...................       175        193,375
    Longview Fibre Co. 10.00%,
      01/15/09........................       265        295,475
    Weyerhaeuser Co. 5.95%,
      11/01/08........................       190        212,825
                                                   ------------
                                                        701,675
                                                   ------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
PHARMACEUTICALS -- 0.3%
    Abbott Laboratories 5.625%,
      07/01/06........................  $    305   $    337,940
    Alpharma, Inc. 8.625%, 05/01/11
      144A............................        50         53,000
    Merck & Co., Inc. 6.40%,
      03/01/28........................       290        343,991
                                                   ------------
                                                        734,931
                                                   ------------
PRINTING & PUBLISHING -- 0.2%
    Dex Media East LLC 9.875%,
      11/15/09........................       200        226,500
    Houghton Mifflin Co. 9.875%,
      02/01/13 144A...................       100        109,000
    Reed Elsevier Capital 5.75%,
      07/31/08........................       165        207,967
                                                   ------------
                                                        543,467
                                                   ------------
RAILROADS -- 0.1%
    Union Pacific Corp. 6.50%,
      04/15/12........................       225        260,627
                                                   ------------
REAL ESTATE -- 0.0%
    WCI Communities, Inc. 9.125%,
      05/01/12........................        25         26,750
                                                   ------------
RETAIL & MERCHANDISING -- 0.2%
    Lowes Companies, Inc. 6.50%,
      03/15/29........................       170        193,429
    Wal-Mart Stores, Inc. 4.375%,
      07/12/07........................       265        284,240
                                                   ------------
                                                        477,669
                                                   ------------
TELECOMMUNICATIONS -- 0.5%
    AT&T Wireless Services, Inc.
      7.875%, 03/01/11................       260        308,074
    British Telephone PLC 8.375%,
      12/15/10........................       205        259,710
    Sprint Capital Corp. 6.375%,
      05/01/09........................       400        438,149
    Verizon Florida, Inc. 6.125%,
      01/15/13........................        95        107,805
    Verizon Virginia, Inc. 4.625%,
      03/15/13........................       165        169,867
                                                   ------------
                                                      1,283,605
                                                   ------------

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
UTILITIES -- 1.8%
    AES Corp. 8.75%, 05/15/13 144A....  $    200   $    209,000
    Allegeny Energy Supply Co. 8.75%,
      04/15/12 144A...................       200        172,000
    American Electric Power Co., Inc.
      5.375%, 03/15/10................       170        182,010
    Appalachian Power Co. 4.80%,
      06/15/05........................       225        236,340
    Black Hills Corp. 6.50%,
      05/15/13........................       115        114,960
    Cincinnati Gas & Electric Co.
      5.70%, 09/15/12.................       185        203,620
    CMS Energy Corp. 9.875%,
      10/15/07........................       200        214,250
    Consolidated Edison Co. of New
      York 8.125%, 05/01/10...........       200        252,020
    Consumers Energy Co. 4.25%,
      04/15/08 144A...................       100        103,520
    DPL, Inc. 8.25%, 03/01/07.........       110        124,843
    Entergy Gulf States, Inc. 5.20%,
      12/03/07 144A...................       200        207,259
    FirstEnergy Corp. 7.375%,
      11/15/31........................       135        151,780
    Nisource Finance Corp. 7.625%,
      11/15/05........................       190        207,850
    Oncor Electric Delivery Co. 7.00%,
      09/01/22........................       100        111,837
    Pepco Holdings, Inc. 3.75%,
      02/15/06........................       200        206,919
    Pinnacle West Capital Corp. 6.40%,
      04/01/06........................       190        205,415
    PPL Energy Supply LLC 6.40%,
      11/01/11........................       160        177,971
    PSEG Power LLC 8.625%, 04/15/31...       145        187,616
    Sempra Energy Co. 6.00%,
      02/01/13........................       240        265,096
    Southern Power Co. 6.25%,
      07/15/12........................       105        119,056
    TXU Energy Co. 7.00%, 03/15/13
      144A............................       110        122,002
    Virginia Electric & Power 5.375%,
      02/01/07........................       250        273,243
                                                   ------------
                                                      4,048,607
                                                   ------------
TOTAL CORPORATE OBLIGATIONS (Cost
  $31,564,838)........................               34,085,493
                                                   ------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.9%
    Federal Home Loan Bank 5.75%,
      05/15/12........................  $    900   $  1,035,739
                                                   ------------
    Federal Home Loan Mortgage Corp.
      4.701%, 09/01/32................       418        428,582
      5.00%, 12/01/08.................       304        314,281
      7.00%, 10/10/30-11/01/30........       311        326,532
                                                   ------------
                                                      1,069,395
                                                   ------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
    Federal National Mortgage Assoc.
      5.00%, 07/01/18-07/01/33
      [TBA]...........................  $  4,007   $  4,089,410
      5.50%, 06/01/17-07/01/33........    10,574      9,842,834
      6.00%, 05/15/11-07/01/33........     3,803      4,017,132
      6.50%, 09/01/10-12/01/32........     3,236      3,182,310
      7.00%, 12/01/29-01/01/31........       457        480,954
                                                   ------------
                                                     21,612,640
                                                   ------------
    Government National Mortgage
      Assoc. 4.50%, 07/01/18 [TBA]....     1,100      1,131,625
      5.50%, 10/15/17-07/01/33........     1,458      1,523,991
      6.00%, 08/01/33 [TBA]...........     1,650      1,726,827
      6.50%, 05/15/16-09/20/32........     2,458      2,605,753
      7.00%, 03/15/13-12/15/13........       553        594,146
      7.50%, 09/15/30-11/15/32........     1,222      1,299,207
                                                   ------------
                                                      8,881,549
                                                   ------------
    (Cost $32,490,237)................               32,599,323
                                                   ------------
ASSET BACKED SECURITIES -- 2.8%
    BankBoston Home Equity Loan Trust
      Series 1998-1 Cl-A6 6.35%,
      02/25/13........................       405        430,508
    Capital Auto Receivables Asset
      Trust Series 2002-2 Cl-CERT
      4.18%, 10/15/07.................       265        272,024
    Chase Funding Mortgage Loan Asset-
      Backed Series 2002-1 Cl-A3
      5.039%, 12/25/23................       300        314,989
    Chase Funding Mortgage Loan Asset-
      Backed Series 2002-2 Cl-1M1
      5.599%, 09/25/31................        60         63,107
    Chase Funding Mortgage Loan Asset-
      Backed Series 2002-3 Cl-1A6
      4.707%, 08/25/13................       250        263,755
    Chase Funding Mortgage Loan Asset-
      Backed Series 2003-1 Cl-1A6
      4.458%, 03/25/14................       600        612,537
    Chase Funding Mortgage Loan Asset-
      Backed Series 2003-3 Cl-IM1
      4.537%, 09/25/32................       225        224,514
    Chase Manhattan Auto Owner Trust
      Series 2001-B Cl-CTFS 3.75%,
      05/15/08........................       218        222,167

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
    Chase Manhattan Auto Owner Trust
      Series 2003-A Cl-A4
      2.06%, 12/15/09.................  $    455   $    452,103
    Citibank Credit Card Issuance
      Trust
      Series 2000-A3 Cl-A3
      6.875%, 11/15/09................       825        968,804
    Citibank Credit Card Issuance
      Trust
      Series 2000-C1 Cl-C1
      7.45%, 09/15/07.................       300        332,055
    Citibank Credit Card Issuance
      Trust
      Series 2001-A1 Cl-A1
      6.90%, 10/15/07.................       150        166,969
    Harley-Davidson Motorcycle Trust
      Series 2001-1 Cl-B
      5.29%, 01/15/09.................       158        163,071
    Harley-Davidson Motorcycle Trust
      Series 2002-1 Cl-B
      4.36%, 04/15/13.................       129        133,100
    Harley-Davidson Motorcycle Trust
      Series 2002-2 Cl-B
      2.84%, 06/15/10.................       372        377,570
    Harley-Davidson Motorcycle Trust
      Series 2003-2 Cl-B
      1.89%, 02/15/11 144A............       391        390,694
    MBNA Master Credit Card Trust
      Series 2000-D Cl-C
      8.40%, 09/15/09 144A............       650        756,307
    Reliant Energy Transition Bond Co.
      LLC
      Series 2001-1 Cl-A4
      5.63%, 09/15/15.................       275        307,151
                                                   ------------
    (Cost $6,210,256).................                6,451,425
                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.3%
    Banc of America Commercial
      Mortgage, Inc.
      Series 2003-1 Cl-A2
      4.648%, 09/11/36................       500        519,896
    Bear Stearns Commercial Mortgage
      Securities
      Series 2002-Top8 Cl-A2
      4.83%, 08/15/38.................       935        987,056
    DLJ Commercial Mortgage Corp.
      Series 1999-CG2 Cl-A1B
      7.30%, 06/10/32.................       450        540,660
    J.P. Morgan Chase Commercial
      Mortgage Finance Corp.
      Series 2001-CIB2 Cl-A2
      6.244%, 04/15/35................       225        255,861
    J.P. Morgan Chase Commercial
      Mortgage Finance Corp.
      Series 2001-CIBC Cl-A3
      6.26%, 03/15/33.................       650        748,454

                                          PAR
                                         (000)        VALUE
                                         -----        -----
    J.P. Morgan Commercial Mortgage
      Finance Corp.
      Series 1999-C7 Cl-A2
      6.507%, 10/15/35................  $    550   $    634,335
    J.P. Morgan Commercial Mortgage
      Finance Corp.
      Series 1999-PSL1 Cl-A2
      7.109%, 02/15/32................       895      1,058,632
    Salomon Brothers Mortgage
      Securities VII
      Series 2001-C1 Cl-A2
      6.226%, 12/18/35................       300        339,964
    Summit Mortgage Trust
      Series 2002-1 Cl-A2
      6.34%, 06/28/16 144A............       200        205,203
                                                   ------------
    (Cost $5,061,755).................                5,290,061
                                                   ------------
SOVEREIGN ISSUES -- 0.6%
CANADA -- 0.1%
    Quebec Province
      5.00%, 07/17/09.................       285        312,882
                                                   ------------
CHILE -- 0.1%
    Republic Of Chile
      5.50%, 01/15/13.................       320        339,360
                                                   ------------
ITALY -- 0.3%
    Republic of Italy
      2.50%, 03/31/06.................       355        362,188
                                                   ------------
MEXICO -- 0.1%
    United Mexican States
      6.375%, 01/16/13................       260        276,250
                                                   ------------
TOTAL SOVEREIGN ISSUES
  (Cost $1,233,562)...................                1,290,680
                                                   ------------
                                         SHARES
                                         ------
U.S. STOCK -- 0.0%
TRANSPORTATION
    TravelCenters of America Warrants*
    (Cost $0).........................       750          7,875
                                                   ------------
FOREIGN STOCK -- 0.0%
MEXICO -- 0.0%
    Mexican Value Recovery Rights*....   233,000             98
                                                   ------------
NIGERIA -- 0.0%
    Central Bank of Nigeria
      Warrants*+......................       250              0
                                                   ------------
VENEZUELA -- 0.0%
    Republic of Venezuela
      Warrants*+......................     1,250              0
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $0)...........................                       98
                                                   ------------
TOTAL INVESTMENTS -- 95.0%
  (Cost $207,865,953).................              222,495,108
OTHER ASSETS LESS
  LIABILITIES# -- 5.0%................               11,752,703
                                                   ------------
NET ASSETS -- 100.0%..................             $234,247,811
                                                   ============

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

Foreign currency exchange contracts outstanding at June 30, 2003:

                                            IN                        UNREALIZED
SETTLEMENT              CONTRACTS TO     EXCHANGE      CONTRACTS    APPRECIATION/
MONTH          TYPE        RECEIVE          FOR        AT VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------
08/03        Buy   AUD      3,929,990   $ 2,562,354   $ 2,621,666     $  59,312
07/03        Buy   BRL      3,606,568     1,069,000     1,257,077       188,077
08/03        Buy   CAD      2,399,434     1,730,944     1,765,943        34,999
12/03        Buy   CNY     15,330,120     1,860,000     1,852,018        (7,982)
02/04        Buy   CNY     18,339,451     2,232,000     2,215,573       (16,427)
04/04        Buy   CNY     16,198,420     1,960,000     1,956,917        (3,083)
05/04        Buy   CNY     20,939,451     2,555,835     2,529,676       (26,159)
06/04        Buy   CNY     16,198,420     2,002,153     1,956,917       (45,236)
08/03        Buy   DKK      2,646,138       418,792       408,562       (10,230)
08/03        Buy   EUR      2,955,730     3,440,000     3,391,129       (48,871)
08/03        Buy   GBP      4,624,550     7,581,494     7,615,619        34,125
08/03        Buy   JPY  1,862,981,740    15,950,957    15,559,996      (390,961)
08/03        Buy   KOR  2,510,200,000     2,090,855     2,101,288        10,433
08/03        Buy   MXP     22,364,749     2,156,573     2,123,052       (33,521)
08/03        Buy   NOK      2,025,000       300,445       278,897       (21,548)
08/03        Buy   SEK      2,083,301       266,059       259,635        (6,424)
08/03        Buy   THB    101,270,250     2,429,996     2,405,503       (24,493)
                                        -----------   -----------     ---------
                                        $50,607,457   $50,299,468     $(307,989)
                                        ===========   ===========     =========

                                            IN                        UNREALIZED
SETTLEMENT              CONTRACTS TO     EXCHANGE      CONTRACTS    APPRECIATION/
MONTH          TYPE        DELIVER          FOR        AT VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------
07/03        Sell  BRL      3,606,568   $ 1,158,736   $ 1,257,077      $(98,341)
08/03        Sell  CAD     10,063,534     7,323,720     7,406,589       (82,869)
12/03        Sell  CNY     15,330,120     1,861,219     1,852,018         9,201
02/04        Sell  CNY     18,339,451     2,229,503     2,215,573        13,930
04/04        Sell  CNY     16,198,420     1,985,222     1,956,917        28,305
08/03        Sell  DKK      9,585,056     1,508,199     1,479,925        28,274
08/03        Sell  EUR     19,389,563    22,758,604    22,245,772       512,832
08/03        Sell  GBP      1,577,421     2,586,000     2,597,666       (11,666)
08/03        Sell  JPY     47,045,650       399,999       392,935         7,064
08/03        Sell  KOR  2,510,200,000     2,097,776     2,101,288        (3,512)
08/03        Sell  MXP     22,364,749     2,154,496     2,123,052        31,444
                                        -----------   -----------      --------
                                        $46,063,474   $45,628,812      $434,662
                                        ===========   ===========      ========

# Cash of $616,074 has been segregated with the custodian to cover requirements for the following open futures contracts at June 30, 2003:

                                              NOTIONAL     UNREALIZED
                                 EXPIRATION    AMOUNT    APPRECIATION/
DESCRIPTION                        MONTH       (000)     (DEPRECIATION)
-----------------------------------------------------------------------
Short U.S. Treasury 5 Year
 Note..........................    09/03      $(3,500)      $(4,649)
Short U.S. Treasury 10 Year
 Note..........................    09/03      (11,100)       34,391
                                                            -------
                                                            $29,742
                                                            =======

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 94.8%
ADVERTISING -- 1.1%
    Lamar Advertising Co.*...........     100,000   $  3,521,000
                                                    ------------
BROADCASTING -- 5.2%
    Cumulus Media, Inc. Cl-A*........     125,500      2,375,715
    Radio One, Inc. Cl-D*............     281,500      5,002,255
    Scripps, (E.W.) Co. CI-A.........      45,100      4,001,272
    Westwood One, Inc.*..............     149,000      5,055,570
                                                    ------------
                                                      16,434,812
                                                    ------------
BUSINESS SERVICES -- 2.8%
    Alliance Data Systems Corp.*.....     110,000      2,574,000
    Corporate Executive Board Co.*...      76,365      3,095,073
    Iron Mountain, Inc.*.............      86,150      3,195,304
                                                    ------------
                                                       8,864,377
                                                    ------------
CHEMICALS -- 1.0%
    Ecolab, Inc......................     118,000      3,020,800
                                                    ------------
CLOTHING & APPAREL -- 2.8%
    Coach, Inc.*@....................      94,000      4,675,560
    Ross Stores, Inc.................      97,500      4,167,150
                                                    ------------
                                                       8,842,710
                                                    ------------
COMPUTER HARDWARE -- 3.7%
    Lexmark International, Inc.*.....      48,500      3,432,345
    Seagate Technology*..............     248,000      4,377,200
    Storage Technology Corp.*........     149,500      3,848,130
                                                    ------------
                                                      11,657,675
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 8.4%
    Adobe Systems, Inc.@.............      92,500      2,966,475
    Computer Sciences Corp.*.........      77,500      2,954,300
    Documentum, Inc.*................     154,000      3,029,180
    Electronic Arts, Inc.*...........      92,500      6,844,075
    Manhattan Associates, Inc.*......      81,000      2,103,570
    Mercury Interactive Corp.*@......     111,500      4,305,015
    Veritas Software Corp.*@.........     152,500      4,372,175
                                                    ------------
                                                      26,574,790
                                                    ------------
CONSTRUCTION -- 1.0%
    Lennar Corp. Cl-A@...............      45,000      3,217,500
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 3.0%
    InterActiveCorp*@................     161,000      6,370,770
    Reebok International Ltd.*.......      93,500      3,144,405
                                                    ------------
                                                       9,515,175
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.5%
    Gentex Corp.*@...................      89,500      2,739,595
    Harman International Industries,
      Inc.@..........................      21,500      1,701,510
    Zebra Technologies Corp. Cl-A*...      88,500      6,654,315
                                                    ------------
                                                      11,095,420
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
ENTERTAINMENT & LEISURE -- 0.9%
    Harrah's Entertainment, Inc.*....      71,500   $  2,877,160
                                                    ------------
FINANCIAL SERVICES -- 5.6%
    Bear Stearns Companies, Inc.@....      60,500      4,381,410
    Capital One Financial Corp.@.....      88,500      4,352,430
    Legg Mason, Inc.@................      79,500      5,163,525
    Moody's Corp.....................      73,500      3,874,185
                                                    ------------
                                                      17,771,550
                                                    ------------
FOOD -- 1.2%
    Dean Foods Co.*@.................     117,000      3,685,500
                                                    ------------
HEALTHCARE SERVICES -- 5.8%
    Anthem, Inc.*....................      50,500      3,896,075
    Caremark Rx, Inc.*@..............     300,000      7,704,000
    First Health Group Corp.*........      77,000      2,125,200
    Stericycle, Inc.*@...............     121,000      4,656,080
                                                    ------------
                                                      18,381,355
                                                    ------------
INDUSTRIAL PRODUCTS -- 3.0%
    Fastenal Co.@....................      86,500      2,935,810
    Nucor Corp.@.....................      67,000      3,272,950
    SPX Corp.*.......................      72,500      3,194,350
                                                    ------------
                                                       9,403,110
                                                    ------------
INTERNET SERVICES -- 2.1%
    Juniper Networks, Inc.*@.........     222,000      2,746,140
    Yahoo!, Inc.*....................     115,500      3,783,780
                                                    ------------
                                                       6,529,920
                                                    ------------
MACHINERY & EQUIPMENT -- 1.4%
    Danaher Corp.@...................      63,500      4,321,175
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 5.4%
    Bard, (C.R.), Inc................      44,500      3,173,295
    Genzyme Corp.*...................      38,000      1,588,400
    Henry Schein, Inc.*..............      46,000      2,407,640
    St. Jude Medical, Inc.*..........      80,100      4,605,750
    Varian Medical Systems, Inc.*....      91,000      5,238,870
                                                    ------------
                                                      17,013,955
                                                    ------------
OIL & GAS -- 5.5%
    BJ Services Co.*@................      76,500      2,858,040
    Murphy Oil Corp..................      66,000      3,471,600
    National-Oilwell, Inc.*..........     130,500      2,871,000
    Pride International, Inc.*@......      87,500      1,646,750
    Smith International, Inc.*.......      79,500      2,920,830
    XTO Energy, Inc.@................     170,400      3,426,744
                                                    ------------
                                                      17,194,964
                                                    ------------
PERSONAL SERVICES -- 2.4%
    Career Education Corp.*..........      50,000      3,421,000
    Education Management Corp.*@.....      76,500      4,068,270
                                                    ------------
                                                       7,489,270
                                                    ------------

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
PHARMACEUTICALS -- 9.8%
    Allergan, Inc.@..................      56,000   $  4,317,600
    Celgene Corp.*@..................      46,500      1,413,600
    Chiron Corp.*@...................      50,000      2,186,000
    Express Scripts, Inc.*...........      34,500      2,357,040
    Gilead Sciences, Inc.*@..........     127,500      7,086,450
    IDEC Pharmaceuticals Corp.*@.....      45,900      1,560,600
    MedImmune, Inc.*.................      59,500      2,164,015
    Millennium Pharmaceuticals,
      Inc.*..........................     145,000      2,280,850
    Teva Pharmaceutical Industries
      Ltd. [ADR]@....................     126,000      7,173,180
                                                    ------------
                                                      30,539,335
                                                    ------------
RETAIL & MERCHANDISING -- 5.3%
    Abercrombie & Fitch Co. Cl-A*....     110,000      3,125,100
    Bed Bath & Beyond, Inc.*.........     148,000      5,743,880
    Best Buy Co., Inc.*..............      93,000      4,084,560
    Michaels Stores, Inc.............      95,000      3,615,700
                                                    ------------
                                                      16,569,240
                                                    ------------
SEMICONDUCTORS -- 6.9%
    Intersil Corp. Cl-A*.............      98,000      2,607,780
    Marvell Technology Group
      Ltd.*@.........................     165,500      5,688,235
    Maxim Integrated Products,
      Inc............................     116,000      3,966,040
    Microchip Technology, Inc.@......     127,500      3,140,325
    QLogic Corp.*@...................      87,800      4,243,374
    Xilinx, Inc.*....................      83,000      2,100,730
                                                    ------------
                                                      21,746,484
                                                    ------------
TELECOMMUNICATIONS -- 5.5%
    Amdocs Ltd.*.....................     145,000      3,480,000
    Nextel Communications, Inc.
      Cl-A*..........................     325,000      5,876,000
    Tellabs, Inc.*...................     380,500      2,499,885
    UTStarcom, Inc.*@................     150,000      5,335,500
                                                    ------------
                                                      17,191,385
                                                    ------------
TRANSPORTATION -- 1.5%
    J.B. Hunt Transport Services,
      Inc.*@.........................     128,000      4,832,000
                                                    ------------
TOTAL COMMON STOCK
  (Cost $248,310,432)................                298,290,662
                                                    ------------
FOREIGN STOCK -- 1.1%
PHARMACEUTICALS
    Biovail Corp. -- (CAD)*
    (Cost $2,845,222)................      75,500      3,553,030
                                                    ------------
SHORT-TERM INVESTMENTS -- 4.0%
REGISTERED INVESTMENT COMPANIES
    Temporary Investment Cash Fund...   6,343,085      6,343,085
    Temporary Investment Fund........   6,343,084      6,343,084
                                                    ------------
    (Cost $12,686,169)...............                 12,686,169
                                                    ------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 27.6%
CERTIFICATES OF DEPOSIT -- 17.3%
    American Express Centurion
      1.34%, 01/27/04 [FRN]..........  $    6,273   $  6,273,430
      1.42%, 12/12/03 [FRN]..........       4,196      4,195,706
    American Express Credit Corp.
      1.31%, 04/16/04 [FRN]..........       2,460      2,459,787
      1.29%, 05/13/04 [FRN]..........       5,256      5,256,183
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]...........       1,509      1,509,140
      1.37%, 01/16/04 [FRN]..........       3,648      3,648,497
    Canadian Imperial Bank Corp.
      1.28%, 05/28/04................         800        799,633
    Dresdner Bank
      1.78%, 10/06/03 [FRN]..........       3,896      3,896,149
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN]..........       1,318      1,317,518
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03................       2,986      2,986,479
      1.38%, 07/07/03................          65         64,943
      1.26%, 07/28/03................      11,783     11,782,592
    Morgan Stanley
      1.33%, 07/16/03 [FRN]..........       2,838      2,838,117
      1.34%, 10/22/03 [FRN]..........         928        928,416
    National City Bank of Indiana
      1.59%, 11/10/03 [FRN]..........       2,631      2,631,272
    Svenska Handelsbanken
      1.44%, 07/01/03................       1,886      1,886,197
    UBS Warburg
      1.38%, 07/01/03................       1,959      1,958,549
                                                    ------------
                                                      54,432,608
                                                    ------------
COMMERCIAL PAPER -- 1.9%
    Barton Capital
      1.07%, 07/31/03................         929        930,466
    Dakota Credit Card Issuance Trust
      Certificate
      1.03%, 08/14/03................       1,464      1,466,475
    Depfa Bank PLC
      1.00%, 08/19/03................       3,686      3,692,116
                                                    ------------
                                                       6,089,058
                                                    ------------

                                         SHARES
                                         ------
NON-REGISTERED INVESTMENT COMPANIES -- 8.2%
    Institutional Money Market
      Trust..........................  25,766,702     25,766,702
                                                    ------------

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


                                         SHARES
                                         ------
REPURCHASE AGREEMENTS -- 0.2%
    UBS AG
      1.00%, dated 06/30/03, maturing
      07/01/03, repurchase price
      $785,937 (Collateralized by
      U.S. Treasury Note, 3.25%, par
      value $792,718, market value
      $801,704 due 12/31/03).........  $      786   $    785,915
                                                    ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED -- 27.6%
  (Cost $87,074,283).................                 87,074,283
                                                    ------------
TOTAL INVESTMENTS -- 127.5%
  (Cost $350,916,106)................                401,604,144
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (27.5%)............                (86,661,266)
                                                    ------------
NET ASSETS -- 100.0%.................               $314,942,878
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST DEAM INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
FOREIGN STOCK -- 94.7%
AUSTRALIA -- 5.0%
    Amcor Ltd........................      25,781   $    140,397
    AMP Ltd.*........................      32,398        107,988
    Australia & New Zealand Banking
      Group Ltd......................      39,291        490,390
    BHP Billiton Ltd.................      92,383        535,313
    Centro Properties Group..........      73,663        197,117
    Commonwealth Bank of Australia...      33,152        657,007
    Foster's Group Ltd...............      66,272        187,117
    General Property Trust...........      70,731        138,514
    Lend Lease Corp. Ltd.............      22,877        128,111
    Macquarie Bank Ltd...............       7,466        144,206
    Macquarie Goodman Industrial
      Trust..........................     166,242        169,467
    Macquarie Infrastructure Group...      77,042        185,491
    Mirvac Group.....................      39,847        118,654
    National Australia Bank Ltd......      33,182        745,504
    News Corp. Ltd...................      34,986        262,793
    News Corp. Ltd. Pfd..............      46,933        289,265
    QBE Insurance Group Ltd..........      28,497        178,122
    Rio Tinto Ltd....................      12,570        246,246
    Suncorp-Metway Ltd...............      24,325        189,240
    Telstra Corp. Ltd................      58,799        173,510
    Wesfarmers Ltd...................      10,862        184,303
    Westfield Holdings Ltd...........      15,398        150,771
    Westfield Trust..................      92,029        212,934
    Westpac Banking Corp. Ltd........      43,434        473,353
    Woolworths Ltd...................      24,201        203,207
                                                    ------------
                                                       6,509,020
                                                    ------------
AUSTRIA -- 0.6%
    Erste Bank der Oesterreichischen
      Sparkassen AG..................       8,630        762,590
                                                    ------------
BELGIUM -- 1.2%
    Agfa Gevaert NV..................      40,680        863,753
    Delhaize Group...................      18,210        554,150
    Fortis...........................       8,430        146,370
                                                    ------------
                                                       1,564,273
                                                    ------------
DENMARK -- 1.1%
    Danske Bank AS...................      49,969        973,106
    Topdanmark AS*...................      12,267        448,393
                                                    ------------
                                                       1,421,499
                                                    ------------
FINLAND -- 2.3%
    Fortum Oyj.......................     101,840        816,292
    Nokia Oyj........................     130,340      2,146,340
                                                    ------------
                                                       2,962,632
                                                    ------------
FRANCE -- 7.2%
    Assurances Generales de France...       7,780        320,466
    Aventis SA.......................       4,380        240,975
    AXA..............................      15,590        241,865
    BNP Paribas SA...................      26,770      1,360,295

                                         SHARES        VALUE
                                         ------        -----
    Carrefour SA.....................       3,750   $    183,792
    Compagnie de Saint-Gobain........       7,210        283,740
    France Telecom SA*...............      35,420        868,803
    Groupe Danone SA.................       1,020        141,143
    L'Oreal SA.......................       4,710        332,094
    Orange SA*.......................      74,760        663,621
    Sanofi-Synthelabo SA.............      14,260        835,144
    SEB SA...........................       3,090        272,161
    Societe Generale Cl-A............       3,200        202,843
    Suez SA..........................      43,280        688,846
    Total SA.........................      11,160      1,686,521
    Vivendi Universal SA*............      61,660      1,122,288
                                                    ------------
                                                       9,444,597
                                                    ------------
GERMANY -- 4.5%
    Altana AG........................      11,100        700,299
    Bayer AG.........................       4,040         93,621
    Celanese AG......................      10,980        267,055
    Continental AG...................      51,740      1,086,111
    Deutsche Lufthansa AG............      35,170        411,950
    Deutsche Telekom AG*.............      30,370        463,491
    E.ON AG..........................       3,510        180,454
    Metro AG.........................       6,360        205,592
    SAP AG...........................       9,330      1,100,331
    Schwarz Pharma AG................      16,560        635,153
    TUI AG...........................      51,420        764,669
                                                    ------------
                                                       5,908,726
                                                    ------------
HONG KONG -- 1.6%
    Boc Hong Kong (Holdings) Ltd.....     147,000        147,978
    CK Life Sciences International
      (Holdings), Inc................      45,300        272,446
    CLP Ltd..........................      85,600        374,315
    Hang Seng Bank Ltd...............      19,800        209,473
    Hong Kong Electric Holdings
      Ltd............................      67,000        262,909
    Hutchison Whampoa Ltd............      61,100        372,173
    Johnson Electric Holdings Ltd....      92,200        114,095
    Sun Hung Kai Properties Ltd......      29,900        151,070
    Swire Pacific Ltd. Cl-A..........      27,300        119,379
                                                    ------------
                                                       2,023,838
                                                    ------------
IRELAND -- 0.9%
    Allied Irish Banks PLC...........      74,270      1,116,412
                                                    ------------
ITALY -- 2.9%
    Buzzi Unicem SPA.................      17,840        121,280
    Enel SPA.........................     141,350        881,388
    Eni SPA..........................      69,300      1,048,072
    Mediaset SPA.....................      72,320        612,065
    Merloni Elettrodomestici SPA.....      19,160        283,389
    Telecom Italia Mobile SPA........      36,280        178,729
    Telecom Italia SPA...............      55,050        498,144
    UniCredito Italiano SPA..........      24,780        118,092
                                                    ------------
                                                       3,741,159
                                                    ------------

AST DEAM INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
JAPAN -- 19.4%
    Aeon Co. Ltd.....................       7,000   $    160,316
    Ajinomoto Co., Inc...............      20,000        191,547
    Alps Electric Co. Ltd............      10,000        128,087
    Asahi Breweries Ltd..............      24,000        144,909
    Asahi Glass Co. Ltd..............      24,800        153,871
    Bridgestone Corp.................      14,000        190,048
    Canon, Inc.......................      16,200        743,384
    Central Japan Railway Co.........          16        114,595
    Chiba Bank Ltd...................      41,000        145,459
    Chubu Electric Power Co., Inc....      19,100        348,357
    Credit Saison Co. Ltd............       6,600        108,227
    Dai Nippon Printing Co. Ltd......      15,000        158,651
    Daikin Industries Ltd............       8,000        146,908
    Daiwa Securities Group, Inc......      40,000        229,856
    Denso Corp.......................       9,900        156,899
    East Japan Railway Co............          86        382,461
    Eisai Co. Ltd....................       6,800        139,879
    FANUC Ltd........................       2,800        138,747
    Fuji Photo Film Co. Ltd..........      12,700        367,012
    Fujitsu Ltd......................      48,000        196,677
    Hitachi Ltd......................      76,200        323,013
    Honda Motor Co. Ltd..............      18,100        685,863
    Hoya Corp........................       2,800        192,846
    Ito-Yokado Co. Ltd...............       7,000        167,604
    JFE Holdings, Inc................      10,500        157,402
    JGC Corp.........................      21,000        141,312
    Kansai Electric Power Co.........      13,900        219,251
    Kao Corp.........................       9,000        167,520
    Keihin Electric Express Railway
      Co. Ltd........................      25,100        122,704
    Keyence Corp.....................       1,000        183,219
    Kinki Nippon Railway Co. Ltd.....      76,900        199,815
    Kirin Brewery Co. Ltd............      24,300        170,803
    Komatsu Ltd......................      32,200        123,356
    Kubota Corp......................      49,000        133,034
    Kyocera Corp.....................       4,900        280,350
    Kyowa Hakko Kogyo Co. Ltd........      34,000        183,485
    Kyushu Electric Power Co.,
      Inc............................      16,500        256,827
    Mabuchi Motor Co. Ltd............       1,700        129,969
    Marui Co. Ltd....................      19,400        172,391
    Matsushita Electric Industrial
      Co. Ltd........................      51,000        505,009
    Matsushita Electric Works Ltd....      22,000        130,269
    Millea Holding, Inc..............          34        259,938
    Mitsubishi Chemical Corp.........      72,000        146,908
    Mitsubishi Corp..................      23,000        159,559
    Mitsubishi Electric Corp.........      56,900        184,810
    Mitsubishi Estate Co. Ltd........      19,000        128,645
    Mitsubishi Heavy Industries
      Ltd............................      69,000        178,713
    Mitsubishi Tokyo Financial Group,
      Inc............................          85        384,385
    Mitsui & Co. Ltd.................      35,000        175,474
    Mitsui Chemicals, Inc............      31,000        143,285

                                         SHARES        VALUE
                                         ------        -----
    Mitsui Fudosan Co. Ltd...........      18,000   $    114,978
    Mitsui Osk Lines Ltd.............      66,000        200,625
    Murata Manufacturing Co. Ltd.....       5,800        227,991
    NEC Corp.*.......................      39,400        196,877
    NGK Insulators Ltd...............      24,800        137,554
    Nikko Cordial Corp...............      43,000        172,609
    Nikon Corp.......................      15,000        123,548
    Nintendo Co. Ltd.................       2,900        210,843
    Nippon Express Co. Ltd...........      54,000        209,569
    Nippon Mitsubishi Oil Corp.......      34,900        151,430
    Nippon Steel Corp................     175,000        240,475
    Nippon Telegraph and Telephone
      Corp...........................         134        525,622
    Nippon Yusen Kabushiki Kaisha....      41,100        160,190
    Nissan Motor Co. Ltd.............      54,300        519,146
    Nisshin Seifun Group, Inc........      28,000        198,909
    Nomura Holdings, Inc.............      49,000        621,911
    NTT Data Corp....................          63        194,129
    NTT DoCoMo, Inc..................         410        887,778
    Oji Paper Co. Ltd................      44,000        192,380
    Olympus Optical Co. Ltd..........       6,000        124,172
    Oriental Land Co.................       2,800        122,657
    Orix Corp........................       2,200        121,657
    Osaka Gas Co. Ltd................      55,000        136,040
    Promise Co. Ltd..................       4,300        160,791
    Ricoh Co. Ltd....................      16,000        261,437
    Rohm Co. Ltd.....................       2,500        272,538
    Sanyo Electric Co. Ltd...........      38,400        131,438
    Secom Co. Ltd....................       7,800        228,657
    Sekisui House Ltd................      18,000        136,415
    Seven-Eleven Japan Co. Ltd.......       9,900        246,521
    Sharp Corp.......................      21,000        269,507
    Shimizu Corp.....................      47,000        130,344
    Shin-Etsu Chemical Co. Ltd.......       8,600        293,650
    Shiseido Co. Ltd.................      15,000        145,784
    SMC Corp.........................       1,400        117,876
    Sony Corp........................      20,600        579,871
    Sumitomo Electric Industries
      Ltd............................      27,400        200,123
    Sumitomo Metal Industries Ltd....     179,000        123,731
    Sumitomo Mitsui Financial Group,
      Inc............................          79        172,376
    Taisho Pharmaceutical Co. Ltd....      10,300        148,742
    Takeda Chemical Industries
      Ltd............................      19,000        700,978
    Takefuji Corp....................       2,520        130,748
    TDK Corp.........................       2,700        133,342
    The Shizouka Bank Ltd............      21,200        142,128
    Tohoku Electric Power Co.,
      Inc............................      11,700        173,052
    Tokyo Electric Power Co., Inc....      26,500        506,496
    Tokyo Electron Ltd...............       4,000        189,548
    Tokyo Gas Co. Ltd................      57,200        164,347
    TonenGeneral Sekiyu K.K..........      18,000        126,521
    Toppan Printing Co. Ltd..........      18,700        133,933
    Toray Industries, Inc............      49,000        113,854
    Toshiba Corp.....................      74,300        255,556

AST DEAM INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Toto Ltd.........................      20,900   $    124,103
    Toyota Industries Corp...........       8,200        133,440
    Toyota Motor Corp................      59,000      1,528,127
    Yamada Denki Co. Ltd.............       6,000        132,417
    Yamanouchi Pharmaceutical Co.
      Ltd............................       9,400        245,030
    Yamato Transport Co. Ltd.........      17,000        188,157
                                                    ------------
                                                      25,286,317
                                                    ------------
NETHERLANDS -- 5.6%
    ABN AMRO Holding NV..............      20,090        384,119
    Hagemeyer NV.....................     113,160        435,321
    ING Groep NV.....................      80,720      1,402,464
    Koninklijke (Royal) KPN NV*......       3,900         27,633
    Koninklijke (Royal) Philips
      Electronics NV.................      15,970        303,694
    Oce NV...........................      90,330        932,531
    Royal Dutch Petroleum Co.........      37,760      1,752,669
    Unilever NV......................      19,320      1,036,529
    Vendex NV........................      90,630      1,049,069
                                                    ------------
                                                       7,324,029
                                                    ------------
NEW ZEALAND -- 0.1%
    Telecom Corp. of New Zealand
      Ltd............................      56,581        173,578
                                                    ------------
NORWAY -- 0.8%
    Telenor ASA......................     245,890      1,021,930
                                                    ------------
PORTUGAL -- 0.1%
    Jeronimo Martins SGPS SA*........      17,530        138,699
                                                    ------------
SINGAPORE -- 0.6%
    DBS Group Holdings Ltd...........      19,700        115,223
    Oversea-Chinese Banking Corp.
      Ltd............................      22,600        128,335
    Singapore Airlines Ltd...........      19,000        112,208
    Singapore Press Holdings Ltd.....      11,000        114,309
    Singapore Telecommunications
      Ltd............................     170,300        146,025
    United Overseas Bank Ltd.........      29,600        208,424
                                                    ------------
                                                         824,524
                                                    ------------
SPAIN -- 4.6%
    Altadis SA.......................      29,740        762,266
    Banco Bilbao Vizcaya Argentaria
      SA.............................      29,540        310,387
    Banco Santander Central Hispano
      SA.............................     151,400      1,326,545
    Corporacion Mapfre SA............      21,430        228,864
    Repsol YPF SA....................      89,170      1,445,856
    Telefonica SA....................     167,410      1,943,588
                                                    ------------
                                                       6,017,506
                                                    ------------
SWEDEN -- 0.8%
    Atlas Copco AB Cl-B..............      44,650      1,048,629
                                                    ------------
SWITZERLAND -- 7.0%
    Clariant AG*.....................      76,989        704,788
    Credit Suisse Group..............      69,155      1,820,083

                                         SHARES        VALUE
                                         ------        -----
    Micronas Semiconductor Holding
      AG*............................      11,415   $    230,063
    Nestle SA........................       6,639      1,369,912
    Novartis AG......................      41,179      1,629,479
    Roche Holding AG.................      13,907      1,090,864
    UBS AG...........................      21,219      1,180,365
    Zurich Financial Services AG.....       8,851      1,055,293
                                                    ------------
                                                       9,080,847
                                                    ------------
UNITED KINGDOM -- 28.4%
    Amvescap PLC.....................     138,780        957,261
    AstraZeneca PLC..................      46,020      1,845,356
    Barclays PLC.....................     131,060        973,218
    BG Group PLC.....................      79,840        353,747
    BP PLC...........................     514,710      3,569,421
    British American Tobacco PLC.....      97,050      1,101,021
    BT Group PLC.....................     127,170        427,572
    Centrica PLC.....................      14,760         42,806
    Compass Group PLC................     131,880        711,086
    EMAP PLC.........................      77,230      1,090,268
    GlaxoSmithKline PLC..............     165,000      3,329,951
    Granada Compass PLC..............     447,640        672,199
    GUS PLC..........................      80,740        904,661
    HBOS PLC.........................     144,260      1,867,524
    HSBC Holdings PLC................     212,290      2,508,245
    Imperial Chemical Industries
      PLC............................     287,650        582,657
    Imperial Tobacco Group PLC.......      58,230      1,040,645
    Lloyds TSB Group PLC.............      67,230        477,322
    Misys PLC........................     164,910        699,371
    National Grid Transco PLC........     116,180        787,953
    Reckitt Benckiser PLC............      32,700        600,040
    Rexam PLC........................     167,870      1,055,420
    Rio Tinto PLC....................      44,690        840,703
    Royal & Sun Alliance Insurance
      Group PLC......................     420,920        963,740
    Royal Bank of Scotland Group
      PLC............................      94,700      2,656,601
    Securicor PLC....................     368,530        453,061
    Shell Transport & Trading Co.
      PLC............................     120,760        797,096
    Unilever PLC.....................     178,550      1,421,623
    United Utilities PLC.............      69,690        677,350
    Vodafone Group PLC...............   1,325,000      2,590,965
    Wimpey, (George) PLC.............     248,790      1,211,106
                                                    ------------
                                                      37,209,989
                                                    ------------
TOTAL FOREIGN STOCK
  (Cost $125,173,409)................                123,580,794
                                                    ------------

AST DEAM INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
SHORT-TERM INVESTMENTS -- 0.8%
    U.S. Treasury Bills
      1.11%, 07/24/03#...............  $      200   $    199,858
      1.13%, 07/24/03#...............         800        799,431
                                                    ------------
    (Cost $999,281)..................                    999,289
                                                    ------------
TOTAL INVESTMENTS -- 95.5%
  (Cost $126,172,690)................                124,580,083
OTHER ASSETS LESS
  LIABILITIES -- 4.5%................                  5,813,461
                                                    ------------
NET ASSETS -- 100.0%.................               $130,393,544
                                                    ============

Foreign currency exchange contracts outstanding at June 30, 2003:

                                          IN
SETTLEMENT               CONTRACTS     EXCHANGE      CONTRACTS     UNREALIZED
MONTH          TYPE     TO RECEIVE        FOR        AT VALUE     DEPRECIATION
------------------------------------------------------------------------------
09/03        Buy   EUR    5,437,998   $ 6,338,040   $ 6,235,244    $(102,796)
09/03        Buy   GBP    2,011,154     3,341,929     3,307,132      (34,797)
09/03        Buy   JPY  299,819,055     2,552,200     2,505,828      (46,372)
                                      -----------   -----------    ---------
                                      $12,232,169   $12,048,204    $(183,965)
                                      ===========   ===========    =========

                                         IN
SETTLEMENT              CONTRACTS     EXCHANGE    CONTRACTS     UNREALIZED
MONTH          TYPE     TO DELIVER      FOR        AT VALUE    APPRECIATION
---------------------------------------------------------------------------
09/03        Sell  EUR   1,710,871   $1,976,000   $1,961,696     $14,304
09/03        Sell  GBP     630,851    1,045,000    1,037,369       7,631
09/03        Sell  JPY  94,077,220      795,000      786,279       8,721
                                     ----------   ----------     -------
                                     $3,816,000   $3,785,344     $30,656
                                     ==========   ==========     =======

# Securities with an aggregate market value of $999,289 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

                                                           UNREALIZED
                             EXPIRATION      NUMBER      APPRECIATION/
DESCRIPTION                    MONTH      OF CONTRACTS   (DEPRECIATION)
-----------------------------------------------------------------------
DJ Euro STOXX 50 Index.....    09/03          138           $(35,667)
FTSE 100 Index.............    09/03           48            (42,652)
S&P ASX 200 Index..........    09/03           18            (14,144)
TOPIX Index................    09/03           29             25,512
                                                            --------
                                                            $(66,951)
                                                            ========

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2003. Percentages are based on net assets.

INDUSTRY
--------
Airlines..............................................   0.4%
Automobile Manufacturers..............................   2.1%
Automotive Parts......................................   1.1%
Beverages.............................................   0.4%
Broadcasting..........................................   1.4%
Building Materials....................................   0.6%
Business Services.....................................   1.8%
Chemicals.............................................   1.7%
Computer Hardware.....................................   0.3%
Computer Services & Software..........................   1.4%
Conglomerates.........................................   0.4%
Construction..........................................   1.2%
Consumer Products & Services..........................   1.7%
Containers & Packaging................................   0.9%
Electronic Components & Equipment.....................   4.4%
Entertainment & Leisure...............................   1.7%
Farming & Agriculture.................................   2.2%
Financial-Bank & Trust................................  17.2%
Financial Services....................................   2.0%
Food..................................................   4.3%
Industrial Products...................................   0.2%
Insurance.............................................   4.0%
Machinery & Equipment.................................   1.3%
Medical Supplies & Equipment..........................   0.2%
Metals & Mining.......................................   1.6%
Office Equipment......................................   1.5%
Oil & Gas.............................................   9.3%
Paper & Forest Products...............................   0.2%
Pharmaceuticals.......................................   9.0%
Printing & Publishing.................................   0.9%
Real Estate...........................................   1.4%
Retail & Merchandising................................   2.2%
Semiconductors........................................   0.5%
Telecommunications....................................   9.9%
Transportation........................................   1.2%
Utilities.............................................   4.1%
                                                        ----
Total.................................................  94.7%
                                                        ====

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.4%
    Federal Home Loan Mortgage Corp.
      6.00%, 08/13/33..............  $   24,000   $   24,877,488
      6.50%, 08/01/32..............      12,345       12,850,204
      6.956%, 12/01/26.............         209          214,290
      8.50%, 01/01/25-01/01/25.....       1,471        1,596,905
                                                  --------------
                                                      39,538,887
                                                  --------------
    Federal National Mortgage Assoc.
      4.804%, 03/01/17 [VR]........         998        1,023,123
      4.997%, 01/01/25 [VR]........          44           44,911
      5.00%, 07/17/18..............      68,000       70,252,501
      5.85%, 05/01/25 [VR].........         388          402,364
      6.00%, 04/01/12-03/15/30.....      71,599       74,248,656
      6.50%, 06/15/29..............       1,133        1,191,806
                                                  --------------
                                                     147,163,361
                                                  --------------
    Government National Mortgage Assoc.
      4.375%, 01/20/26 [VR]........         727          752,529
      5.00%, 11/20/29 [VR].........       1,799        1,864,918
      5.375%, 05/20/24-06/20/26
        [VR].......................         944          978,423
      5.75%, 07/20/17-07/20/24
        [VR].......................         299          309,305
      6.00%, 08/20/33..............      13,000       13,605,306
      6.50%, 04/15/26-05/15/32.....      13,252       13,955,871
      7.00%, 01/15/24-08/15/25.....         388          412,763
      8.00%, 06/20/30-01/20/32.....       9,426       10,081,595
      8.50%, 10/15/29-01/15/31.....       2,761        2,978,432
                                                  --------------
                                                      44,939,142
                                                  --------------
    (Cost $230,227,380)............                  231,641,390
                                                  --------------
CORPORATE OBLIGATIONS -- 17.0%
AIRLINES -- 0.2%
    United Air Lines, Inc.
      1.559%, 03/02/04 [FRN].......       2,560        1,932,885
      6.831%, 09/01/08 [FRN].......       1,800          271,763
      6.932%, 09/01/11 [FRN].......       1,100          296,248
                                                  --------------
                                                       2,500,896
                                                  --------------
AUTOMOBILE MANUFACTURERS -- 0.4%
    DaimlerChrysler Corp.
      6.40%, 05/15/06..............       4,500        4,917,407
                                                  --------------
BUSINESS SERVICES -- 0.2%
    Trinom Ltd.
      5.879%, 06/18/04 144A
      [FRN]........................       2,000        2,017,780
                                                  --------------
DIVERSIFIED -- 0.5%
    Morgan Stanley [TRACERS]
      5.344%, 03/01/07 144A........       4,843        5,332,022
                                                  --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.9%
    AEP Texas Central Co.
      2.54%, 02/15/05 144A.........      10,000       10,011,330
                                                  --------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
ENTERTAINMENT & LEISURE -- 0.9%
    Disney, (Walt) Co.
      4.50%, 09/15/04..............  $    5,500   $    5,698,000
    Time Warner, Inc.
      7.75%, 06/15/05..............       3,600        3,954,852
                                                  --------------
                                                       9,652,852
                                                  --------------
FINANCIAL-BANK & TRUST -- 2.3%
    Bank of America Corp.
      8.625%, 11/15/03.............       1,000        1,027,454
      4.75%, 10/15/06..............       5,500        5,933,169
    Credit Suisse First Boston USA,
      Inc.
      6.50%, 01/15/12..............       6,500        7,471,574
    Golden West Financial Corp.
      5.50%, 08/08/06..............       5,000        5,516,890
    Wachovia Corp.
      4.95%, 11/01/06..............       6,000        6,537,948
                                                  --------------
                                                      26,487,035
                                                  --------------
FINANCIAL SERVICES -- 6.1%
    Capital One Bank
      6.62%, 08/04/03..............       4,000        4,008,068
    Finova Group, Inc.
      7.50%, 11/15/09..............         300          132,000
    Ford Motor Credit Corp.
      1.74%, 06/30/05 [FRN]........       3,600        3,484,476
      7.60%, 08/01/05..............       5,700        6,122,974
      6.875%, 02/01/06.............       4,000        4,244,908
    General Motors Acceptance Corp.
      1.644%, 07/21/03 [FRN].......       4,100        4,099,795
      1.68%, 08/04/03 [FRN]........       5,600        5,598,925
      2.089%, 01/20/04 [FRN].......      11,700       11,688,546
    Heller Financial, Inc.
      6.375%, 03/15/06.............       6,400        7,142,336
    Morgan Stanley
      3.625%, 04/01/08.............      13,100       13,439,603
    Pemex Project Funding Master
      Trust
      7.375%, 12/15/14.............       4,000        4,390,000
      8.625%, 02/01/22 144A........       3,000        3,435,000
                                                  --------------
                                                      67,786,631
                                                  --------------
INSURANCE -- 1.6%
    Marsh & McLennan Co., Inc.
      6.625%, 06/15/04.............       8,000        8,393,728
    Travelers Property Casualty
      Insurance
      3.75%, 03/15/08..............      10,000       10,270,860
                                                  --------------
                                                      18,664,588
                                                  --------------
PAPER & FOREST PRODUCTS -- 0.1%
    International Paper Co.
      6.125%, 11/01/03 [FRN].......       1,500        1,523,330
                                                  --------------

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
TELECOMMUNICATIONS -- 2.2%
    Sprint Capital Corp.
      6.00%, 01/15/07..............  $   11,000   $   11,832,491
    Verizon Wireless, Inc.
      5.375%, 12/15/06.............      12,000       13,192,680
                                                  --------------
                                                      25,025,171
                                                  --------------
UTILITIES -- 1.6%
    Niagara Mohawk Power Corp.
      7.75%, 05/15/06..............       4,590        5,258,612
    TXU Corp.
      6.375%, 06/15/06.............         167          178,481
    TXU Energy Co.
      6.125%, 03/15/08 144A........      12,000       12,882,504
                                                  --------------
                                                      18,319,597
                                                  --------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $184,461,281)..............                  192,238,639
                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 12.0%
    Bank of America Mortgage
      Securities
      Series 2002-K
      5.776%, 10/20/32.............       9,812       10,135,783
    Bear Stearns Trust
      Series 2001-10 Cl-VA
      6.088%, 02/25/32 [ARM].......       2,949        2,971,924
    Bear Stearns Trust
      Series 2001-6 Cl-IIA
      6.598%, 09/25/31 [ARM].......       1,256        1,260,619
    Bear Stearns Trust
      Series 2002-2 Cl-IIIA
      6.804%, 06/25/31 [ARM].......       1,662        1,722,361
    Chase Mortgage Finance Corp.
      Series 1999-S8 Cl-A1
      6.35%, 06/25/29..............          53           53,097
    Citicorp Mortgage Securities,
      Inc.
      Series 1992-17 Cl-A
      4.603%, 09/25/22.............         299          299,574
    Citicorp Mortgage Securities,
      Inc.
      Series 2001-18 Cl-1A1
      4.15%, 12/25/31..............         990          992,336
    Countrywide Home Loans
      Series 1999-3 Cl-A2
      6.05%, 04/25/29..............       7,304        7,382,305
    Credit Suisse First Boston USA,
      Inc.
      Series 2002 Cl P-3A
      1.93%, 09/27/32 144A.........      11,267       11,249,247
    Fannie Mae
      Series 1988-22 Cl-A
      4.013%, 08/25/18 [FRN].......          32           32,245
    Fannie Mae
      Series 1993-131 Cl-Z
      7.00%, 07/25/08..............       3,205        3,364,505

                                        PAR
                                       (000)          VALUE
                                       -----          -----
    Fannie Mae
      Series 1996-39 Cl-H
      8.00%, 11/25/23..............  $      477   $      516,162
    Federal Housing Authority
      7.46%, 08/25/23..............       1,408        1,471,663
    First Horizon Asset Securities,
      Inc.
      Series 2001-7 Cl-A1
      6.75%, 11/25/31..............       2,831        2,876,540
    First Republic Mortgage Loan
      Trust
      Series 2002 Cl-A
      1.61%, 08/15/32..............      24,393       24,309,330
    Freddie Mac
      Series 2504 Cl-DX
      5.25%, 04/15/26..............       3,017        3,040,811
    Freddie Mac
      Series 32 Cl-PH
      6.50%, 09/25/22..............       8,917        9,041,319
    Freddie Mac
      Series B Cl-3
      12.50%, 09/30/13.............          99           98,284
    GSR Mortgage Loan Trust
      Series 2002-11F Cl-A5
      6.00%, 07/25/32..............       6,976        7,069,980
    Mellon Residential Funding
      Corp.
      Series 1998-2 Cl-A14
      6.75%, 01/25/13..............         410          417,555
    Merrill Lynch Mortgage
      Investors, Inc.
      Series 1995-C2 Cl-B
      7.113%, 06/15/21 [VR]........         382          411,583
    PNC Mortgage Securities Corp.
      Series 1997-1 Cl-A6
      7.50%, 02/25/27..............         542          541,503
    Residential Funding Mortgage
      Securities I
      Series 2002-SA2 Cl-A1
      5.657%, 09/25/32.............       6,882        6,966,297
    Salomon Brothers Mortgage
      Securities VII
      Series 1997-TZH Cl-A1
      7.15%, 03/25/25 144A.........      10,033       10,770,720
    Small Business Investment
      Companies
      Series 1997-P10B1 Cl-1
      7.31%, 05/10/07..............       1,226        1,364,158
    Structured Asset Securities
      Corp.
      Series 2001-13 Cl-3A
      7.00%, 10/25/16..............       3,317        3,409,303
    Travelers Mortgage Securities
      Corp.
      Series 1984-1 Cl-Z2
      12.00%, 03/01/14.............         696          736,014
    United Mortgage Securities
      Corp.
      Series 1994-1 Cl-AS
      4.488%, 06/25/32.............       3,938        3,995,119

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
    Washington Mutual
      Series 1999-WM1 Cl-2A2
      6.006%, 10/19/39.............  $    5,350   $    5,363,107
    Washington Mutual
      Series 1999-WM1 Cl-M1
      6.394%, 10/19/39.............       3,217        3,228,925
    Washington Mutual
      Series 2002-AR11 Cl-A1
      5.216%, 10/25/32 [VR]........      11,198       11,380,876
                                                  --------------
    (Cost $135,547,905)............                  136,473,245
                                                  --------------
U.S. TREASURY OBLIGATIONS -- 3.8%
    U.S. Treasury Inflationary
      Bonds [TIPS]
      3.375%, 01/15/07.............      19,000       24,213,330
      3.625%, 01/15/08.............       4,500        5,745,614
      3.875%, 01/15/09.............      10,000       12,840,291
                                                  --------------
    (Cost $38,605,371).............                   42,799,235
                                                  --------------
SOVEREIGN ISSUES -- 3.7%
BRAZIL -- 1.0%
    Republic of Brazil
      2.125%, 04/15/06 [BRB, FRN]..       5,472        5,184,829
      11.00%, 01/11/12.............       2,000        1,995,000
      8.00%, 04/15/14 [FRN]........       4,273        3,753,739
                                                  --------------
                                                      10,933,568
                                                  --------------
MEXICO -- 0.1%
    United Mexican States
      11.375%, 09/15/16............       1,000        1,457,500
    United Mexican States Value
      Recovery Rights Series B
      0.00%, 06/30/04..............       5,500           57,750
    United Mexican States Value
      Recovery Rights Series C
      0.00%, 06/30/05..............       5,500           16,500
    United Mexican States Value
      Recovery Rights Series D
      0.00%, 06/30/06..............       5,500            4,675
    United Mexican States Value
      Recovery Rights Series E
      0.00%, 06/30/07..............       5,500            3,300
                                                  --------------
                                                       1,539,725
                                                  --------------
PANAMA -- 1.0%
    Republic of Panama
      9.625%, 02/08/11.............       3,000        3,487,500
      9.375%, 07/23/12-01/16/23....       4,619        5,206,733
      8.875%, 09/30/27.............       2,500        2,731,250
                                                  --------------
                                                      11,425,483
                                                  --------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
PERU -- 1.2%
    Republic of Peru
      9.125%, 01/15/08-02/21/12....  $   11,575   $   12,390,687
      9.875%, 02/06/15.............       1,000        1,100,000
      5.00%, 03/07/17..............         528          451,440
                                                  --------------
                                                      13,942,127
                                                  --------------
SOUTH AFRICA -- 0.4%
    Republic of South Africa
      9.125%, 05/19/09.............       3,450        4,286,625
                                                  --------------
TOTAL SOVEREIGN ISSUES
  (Cost $37,517,116)...............                   42,127,528
                                                  --------------
FOREIGN BONDS -- 2.3%
FINANCIAL-BANK & TRUST -- 0.1%
    Banco Nacional Obra -- (MXP)
      9.625%, 11/15/03.............       1,200        1,239,000
                                                  --------------
TELECOMMUNICATIONS -- 2.2%
    British Telecom PLC -- (GBP)
      7.875%, 12/15/05.............       8,400        9,572,766
    Deutsche Telekom International
      Finance Corp. -- (DEM)
      8.25%, 06/15/05..............       5,000        5,578,700
    France Telecom -- (FRF)
      8.70%, 03/01/06..............       2,500        2,853,755
    France Telecom SA -- (FRF)
      9.25%, 03/01/11 [VR].........       5,800        7,312,385
                                                  --------------
                                                      25,317,606
                                                  --------------
TOTAL FOREIGN BONDS
  (Cost $23,177,880)...............                   26,556,606
                                                  --------------
ASSET BACKED SECURITIES -- 1.0%
    Advanta Mortgage Loan Trust
      Series 1994-4 Cl-A
      1.728%, 11/25/29 [VR]........       3,334        3,331,569
    Green Tree Financial Corp.
      Series 1999-5 Cl-A3
      6.97%, 04/01/31..............       2,980        3,016,525
    Green Tree Home Equity Loan
      Trust
      Series 1999-C Cl-A4
      7.18%, 07/15/30..............         791          797,002
    SVO Timeshare Mortgage Corp.
      Series 2001-AA Cl-A
      5.47%, 10/20/13 144A.........       3,559        3,682,239
                                                  --------------
    (Cost $10,640,266).............                   10,827,335
                                                  --------------

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
SHORT-TERM INVESTMENTS -- 49.3%
COMMERCIAL PAPER -- 19.1%
    ABN AMRO NA Finance, Inc.
      1.24%, 07/02/03..............  $   18,000   $   17,999,380
    Barclays US Funding
      0.92%, 09/22/03..............      20,000       19,957,067
    Danske Corp.
      1.22%, 07/02/03-07/28/03.....      46,800       46,773,209
    General Electric Capital Corp.
      1.03%, 07/24/03..............      30,000       29,980,258
    HBOS Treasury Service
      1.21%, 09/03/03..............      30,000       29,934,458
    Rabobank Nederland
      1.31%, 07/01/03..............      22,100       22,100,000
    Royal Bank of Scotland PLC
      1.245%, 07/03/03.............      20,000       19,998,617
    UBS Finance (DE) LLC
      1.21%, 07/07/03..............      25,000       24,994,958
      1.035%, 07/18/03.............       5,000        4,997,556
                                                  --------------
                                                     216,735,503
                                                  --------------
                                       SHARES
                                       ------
REGISTERED INVESTMENT COMPANIES -- 1.2%
    Temporary Investment Cash
      Fund.........................   6,857,511        6,857,511
    Temporary Investment Fund......   6,857,510        6,857,510
                                                  --------------
                                                      13,715,021
                                                  --------------
                                        PAR
                                       (000)
                                       -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 28.7%
    Federal Home Loan Bank
      1.14%, 08/06/03..............  $   10,000        9,989,399
      0.97%, 08/29/03-09/19/03.....      36,100       65,973,702
      1.15%, 10/29/03..............      25,000       24,922,500
    Federal Home Loan Mortgage
      Corp.
      1.155%, 07/03/03.............      11,700       11,699,279
      1.20%, 07/16/03..............      17,700       17,691,815
    Federal National Mortgage
      Assoc.
      1.23%, 07/01/03..............      19,300       19,300,000
      1.16%, 07/30/03..............      30,300       30,272,669
      0.96%, 09/17/03..............      50,000       49,899,250
      0.98%, 09/24/03..............      31,100       31,027,191
      0.975%, 11/14/03.............      63,600       63,364,017
                                                  --------------
                                                     324,139,822
                                                  --------------

                                        PAR
                                       (000)          VALUE
                                       -----          -----
U.S. TREASURY OBLIGATIONS -- 0.3%
    U.S. Treasury Bills
      1.085%, 08/07/03#............  $    3,420   $    3,416,453
      0.867%, 08/14/03#............          60           59,933
                                                  --------------
                                                       3,476,386
                                                  --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $558,050,548)..............                  558,066,732
                                                  --------------
TOTAL INVESTMENTS -- 109.5%
  (Cost $1,218,227,747)............                1,240,730,710
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (9.5%).................                 (107,132,514)
                                                  --------------
NET ASSETS -- 100.0%...............               $1,133,598,196
                                                  ==============

Foreign currency exchange contracts outstanding at June 30, 2003:

                                          IN
SETTLEMENT              CONTRACTS TO   EXCHANGE   CONTRACTS    UNREALIZED
MONTH          TYPE       DELIVER        FOR      AT VALUE    APPRECIATION
--------------------------------------------------------------------------
  07/03      Sell EUR      771,000     $888,165   $885,304       $2,861
                                       ========   ========       ======

# Securities with an aggregate market value of $3,476,386 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

                                               NOTIONAL
                            EXPIRATION          AMOUNT      UNREALIZED
DESCRIPTION                   MONTH              (000)     DEPRECIATION
-----------------------------------------------------------------------
5 Year Euro-Bobl..........    09/03      EUR     30,300     $(329,665)
                                                            =========

Interest rate swap agreements outstanding at June 30, 2003:

                                              NOTIONAL
                            EXPIRATION         AMOUNT     UNREALIZED
DESCRIPTION                   MONTH            (000)     APPRECIATION
---------------------------------------------------------------------
Receive fixed rate
  payments of 4.00% and
  pay variable rate
  payments on the six
  month LIBOR-BBA floating
  rate.+(a)...............    03/07      EUR    67,000    $  901,651
Receive fixed rate
  payments of 4.25% and
  pay variable rate
  payments on the six
  month LIBOR-BBA floating
  rate.+(b)...............    03/05      GBP    96,500       525,562
                                                          ----------
                                                          $1,427,213
                                                          ==========
Brokers/Counterparties
(a) UBS -- Warburg
(b) Morgan Stanley

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 84.7%
BUILDING & REAL ESTATE -- 2.1%
    Camden Property Trust [REIT].....     17,800   $    622,110
    Catellus Development Corp.*......     38,400        844,800
    Duke-Weeks Realty Corp. [REIT]...     28,730        791,512
                                                   ------------
                                                      2,258,422
                                                   ------------
BUILDING MATERIALS -- 1.4%
    Carpenter Technology Corp........     32,500        507,000
    Walter Industries, Inc...........     83,900        985,825
                                                   ------------
                                                      1,492,825
                                                   ------------
CHEMICALS -- 4.7%
    Dow Chemical Co..................     44,700      1,383,912
    Great Lakes Chemical Corp.@......     55,900      1,140,360
    Hercules, Inc.*..................    114,800      1,136,520
    IMC Global, Inc.@................    120,100        805,871
    Octel Corp.......................     38,775        538,973
                                                   ------------
                                                      5,005,636
                                                   ------------
CONTAINERS & PACKAGING -- 1.8%
    Packaging Corp. of America*......     59,100      1,089,213
    Smurfit-Stone Container
      Corp.*@........................     63,962        833,425
                                                   ------------
                                                      1,922,638
                                                   ------------
DIVERSIFIED METALS -- 1.3%
    Companhia Vale Do Rio Doce
      [ADR]..........................      3,700        109,742
    Companhia Vale Do Rio Doce Cl-A
      [ADR]..........................     24,000        666,000
    Nucor Corp.@.....................     13,300        649,705
                                                   ------------
                                                      1,425,447
                                                   ------------
ENERGY SERVICES -- 2.6%
    Massey Energy Co.................     28,700        377,405
    Peabody Energy Corp..............     20,500        688,595
    W-H Energy Services, Inc.*.......     86,900      1,692,812
                                                   ------------
                                                      2,758,812
                                                   ------------
EXPLORATION & PRODUCTION -- 4.8%
    Devon Energy Corp.@..............     60,357      3,223,064
    Encore Acquisition Co.*..........     40,300        771,745
    Global Industries Ltd.*..........    106,800        514,776
    Layne Christensen Co.*...........     75,200        606,864
                                                   ------------
                                                      5,116,449
                                                   ------------
FARMING & AGRICULTURE -- 0.9%
    Delta and Pine Land Co...........     42,800        940,744
                                                   ------------
GAS TRANSMISSION & DISTRIBUTION -- 0.4%
    Gazprom [ADR] 144A...............     25,000        470,000
                                                   ------------
HOTELS & MOTELS -- 0.9%
    Hilton Hotels Corp...............     73,100        934,949
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
INTEGRATED PETROLEUM -- 10.1%
    Amerada Hess Corp................     40,800   $  2,006,544
    Baker Hughes, Inc.@..............     73,400      2,464,038
    ChevronTexaco Corp.@.............     20,828      1,503,782
    ENI Co. SPA [ADR]@...............     13,300      1,011,332
    Lukoil Holding [ADR].............      8,100        639,900
    Royal Dutch Petroleum Co. NY
      Reg............................     62,200      2,899,763
    Yukos [ADR]......................      6,000        336,000
                                                   ------------
                                                     10,861,359
                                                   ------------
MACHINERY & EQUIPMENT -- 4.3%
    Cooper Cameron Corp.*............     24,200      1,219,196
    Deere & Co.......................     14,200        648,940
    Hydril Co.*......................     76,400      2,081,900
    Joy Global, Inc.*................     44,600        658,742
                                                   ------------
                                                      4,608,778
                                                   ------------
METALS & MINING -- 7.4%
    Alcoa, Inc.......................     97,484      2,485,842
    Arch Coal, Inc...................     66,500      1,528,170
    Cleveland-Cliffs, Inc.*..........      9,500        169,575
    JSC MMC Norilsk Nickel [ADR].....     39,800      1,361,160
    Newmont Mining Corp.@............     58,826      1,909,492
    Teck Cominco Ltd.*...............     57,200        465,036
                                                   ------------
                                                      7,919,275
                                                   ------------
NON-FERROUS METALS -- 2.3%
    Phelps Dodge Corp.*@.............     64,400      2,469,096
                                                   ------------
OIL & GAS -- 23.7%
    BP PLC [ADR].....................     61,400      2,580,028
    Diamond Offshore Drilling,
      Inc............................     92,500      1,941,575
    Exxon Mobil Corp.................     78,700      2,826,117
    Forest Oil Corp.*................     40,280      1,011,834
    Helmerich & Payne, Inc...........     20,600        601,520
    Kerr-McGee Corp..................     21,200        949,760
    Marathon Oil Corp................     78,700      2,073,745
    Murphy Oil Corp..................     57,600      3,029,759
    Nabors Industries, Inc.*@........     22,900        905,695
    Premcor, Inc.*...................     36,500        786,575
    Schlumberger Ltd.@...............     50,800      2,416,556
    Seacor Smit, Inc.*...............     18,050        658,645
    Tidewater, Inc...................     28,700        842,919
    Total Fina SA [ADR]@.............     38,400      2,910,719
    Transocean, Inc.*@...............     86,600      1,902,602
                                                   ------------
                                                     25,438,049
                                                   ------------
PAPER & FOREST PRODUCTS -- 4.4%
    Bowater, Inc.@...................     38,400      1,438,080
    International Paper Co...........      5,200        185,796
    Kimberly-Clark Corp..............      8,200        427,548
    Longview Fibre Co................     98,300        806,060
    Potlatch Corp....................     71,300      1,835,975
                                                   ------------
                                                      4,693,459
                                                   ------------

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
PETROLEUM EXPLORATION & PRODUCTION -- 9.7%
    BJ Services Co.*@................     46,500   $  1,737,240
    Cimarex Energy Co.*..............     10,873        258,234
    ConocoPhillips...................     14,939        818,657
    EOG Resources, Inc...............      9,100        380,744
    FMC Technologies, Inc.*..........     76,400      1,608,220
    Noble Corp.*.....................     35,500      1,217,650
    Noble Energy, Inc................      9,600        362,880
    Smith International, Inc.*.......     16,700        613,558
    Ultra Petroleum Corp.*...........     86,000      1,110,260
    Unocal Corp......................     40,200      1,153,338
    Westport Resources Corp.*........     28,700        652,925
    XTO Energy, Inc.@................     25,366        510,110
                                                   ------------
                                                     10,423,816
                                                   ------------
REAL ESTATE -- 1.4%
    Avalonbay Communities, Inc.
      [REIT].........................     16,700        712,088
    Vornado Realty Trust [REIT]......     19,300        841,480
                                                   ------------
                                                      1,553,568
                                                   ------------
TRANSPORTATION -- 0.5%
    Norfolk Southern Corp............     28,700        551,040
                                                   ------------
TOTAL COMMON STOCK
  (Cost $91,948,589).................                90,844,362
                                                   ------------
FOREIGN STOCK -- 10.9%
CHEMICALS -- 4.8%
    Agrium, Inc. -- (CAD)............    251,800      2,759,729
    Potash Corp. of Saskatchewan,
      Inc. -- (CAD)..................     38,400      2,457,600
                                                   ------------
                                                      5,217,329
                                                   ------------
DIVERSIFIED METALS -- 1.2%
    Inco Ltd. -- (CAD)*..............     60,600      1,281,084
                                                   ------------
METALS & MINING -- 0.0%
    Bougainville Copper
      Ltd. -- (AUD)*.................    277,792         22,356
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
PETROLEUM EXPLORATION & PRODUCTION -- 1.8%
    BG Group PLC -- (GBP)............    365,200   $  1,618,089
    Canadian Natural Resources Ltd.
       -- (CAD)......................      6,800        271,388
                                                   ------------
                                                      1,889,477
                                                   ------------
PRECIOUS METALS -- 3.1%
    Lihir Gold Ltd. -- (AUD).........  3,814,100      3,325,350
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $8,876,337)..................                11,735,596
                                                   ------------
                                          PAR
                                         (000)
                                         -----
CORPORATE OBLIGATIONS -- 1.1%
METALS & MINING
    Teck Cominco Ltd.
      3.75%, 07/15/06@ [CVT]
    (Cost $1,153,991)................  $   1,336      1,195,720
                                                   ------------
                                        SHARES
                                        ------
PREFERRED STOCK -- 1.1%
BUILDING & REAL ESTATE
    Rouse Co. 3% Cl-B*
    (Cost $790,302)..................     20,900      1,147,201
                                                   ------------
SHORT-TERM INVESTMENTS -- 2.3%
REGISTERED INVESTMENT COMPANIES
    Temporary Investment Cash Fund
    (Cost $2,521,441)................  2,521,441      2,521,441
                                                   ------------

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 21.5%
CERTIFICATES OF DEPOSIT -- 13.7%
    American Express Centurion
      1.42%, 12/12/03 [FRN]..........  $   2,094   $  2,094,151
    American Express Credit Corp.
      1.29%, 05/13/04 [FRN]..........        829        828,755
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]...........      1,000      1,000,460
      1.37%, 01/16/04 [FRN]..........      1,834      1,834,379
    Dresdner Bank
      1.78%, 10/06/03 [FRN]..........         36         36,471
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN]..........      3,035      3,035,120
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03................        799        799,131
      1.26%, 07/28/03................      1,993      1,992,893
    Morgan Stanley
      1.33%, 07/16/03 [FRN]..........        519        518,670
      1.34%, 10/22/03 [FRN]..........      1,413      1,412,609
    National City Bank of Indiana
      1.59%, 11/10/03 [FRN]..........        109        108,787
    Svenska Handelsbanken
      1.44%, 07/01/03................        505        504,714
    UBS Warburg
      1.38%, 07/01/03................        566        566,345
                                                   ------------
                                                     14,732,485
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
NON-REGISTERED INVESTMENT COMPANIES -- 7.6%
    Institutional Money Market
      Trust..........................  8,131,241   $  8,131,241
                                                   ------------
                                          PAR
                                         (000)
                                         -----
REPURCHASE AGREEMENTS -- 0.2%
    UBS AG
      1.00%, dated 06/30/03, maturing
      07/01/03, repurchase price
      $210,303 (Collateralized by
      U.S. Treasury Notes, 3.25%, par
      value $212,118, market value
      $214,523 due 12/31/03).........  $     210        210,298
                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $23,074,024).................                23,074,024
                                                   ------------
TOTAL INVESTMENTS -- 121.6%
  (Cost $128,364,684)................               130,518,344
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (21.6%)..................               (23,202,009)
                                                   ------------
NET ASSETS -- 100.0%.................              $107,316,335
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST ALLIANCE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 99.8%
AEROSPACE -- 0.8%
    Lockheed Martin Corp.............      39,300   $  1,869,501
                                                    ------------
BEVERAGES -- 1.2%
    Anheuser-Busch Companies, Inc....      55,200      2,817,960
                                                    ------------
BROADCASTING -- 1.9%
    Clear Channel Communications,
      Inc.*..........................      57,000      2,416,230
    Scripps, (E.W.) Co. CI-A.........      21,400      1,898,608
                                                    ------------
                                                       4,314,838
                                                    ------------
BUSINESS SERVICES -- 2.1%
    First Data Corp.@................     117,400      4,865,056
                                                    ------------
CABLE TELEVISION -- 2.8%
    Comcast Corp. Special Cl-A*@.....     224,500      6,472,335
                                                    ------------
COMPUTER HARDWARE -- 2.5%
    Dell Computer Corp.*.............     177,600      5,676,096
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 10.3%
    Cisco Systems, Inc.*.............     391,000      6,525,790
    Microsoft Corp...................     504,800     12,927,928
    Symantec Corp.*@.................      30,100      1,320,186
    Veritas Software Corp.*@.........     102,800      2,947,276
                                                    ------------
                                                      23,721,180
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 8.2%
    Avon Products, Inc...............      59,500      3,700,900
    Colgate-Palmolive Co.............      67,900      3,934,805
    Johnson & Johnson................     150,200      7,765,340
    Procter & Gamble Co..............      39,300      3,504,774
                                                    ------------
                                                      18,905,819
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.5%
    General Electric Co..............     279,000      8,001,720
                                                    ------------
ENTERTAINMENT & LEISURE -- 4.9%
    Harley-Davidson, Inc.@...........      27,200      1,084,192
    Viacom, Inc. Cl-B*...............     234,500     10,238,270
                                                    ------------
                                                      11,322,462
                                                    ------------
FINANCIAL SERVICES -- 14.6%
    Citigroup, Inc...................     265,700     11,371,960
    Fannie Mae.......................      64,100      4,322,904
    J.P. Morgan Chase & Co...........      90,300      3,086,454
    Lehman Brothers Holdings, Inc....      31,500      2,094,120
    MBNA Corp........................     469,100      9,776,044
    Merrill Lynch & Co., Inc.........      36,300      1,694,484
    Morgan Stanley...................       5,100        218,025
    Schwab, (Charles) Corp...........      70,500        711,345
                                                    ------------
                                                      33,275,336
                                                    ------------
HEALTHCARE SERVICES -- 3.3%
    UnitedHealth Group, Inc.@........     148,800      7,477,200
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
INSURANCE -- 7.9%
    ACE Ltd..........................     107,500   $  3,686,175
    American International Group,
      Inc.@..........................     191,000     10,539,380
    The Progressive Corp.@...........      53,000      3,874,300
                                                    ------------
                                                      18,099,855
                                                    ------------
INTERNET SERVICES -- 0.3%
    eBay, Inc.*@.....................       7,700        802,186
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 7.7%
    Amgen, Inc.*.....................     123,400      8,198,696
    Boston Scientific Corp.*.........      34,200      2,089,620
    Medtronic, Inc...................     155,300      7,449,741
                                                    ------------
                                                      17,738,057
                                                    ------------
PHARMACEUTICALS -- 7.1%
    Cardinal Health, Inc.............      13,300        855,190
    Pfizer, Inc......................     418,700     14,298,605
    Wyeth............................      24,300      1,106,865
                                                    ------------
                                                      16,260,660
                                                    ------------
RETAIL & MERCHANDISING -- 11.1%
    Home Depot, Inc..................      54,000      1,788,480
    Kohl's Corp.*@...................     148,600      7,635,068
    Lowe's Companies, Inc............      46,600      2,001,470
    Target Corp......................      31,800      1,203,312
    Wal-Mart Stores, Inc.............     176,500      9,472,755
    Walgreen Co......................     111,700      3,362,170
                                                    ------------
                                                      25,463,255
                                                    ------------
SEMICONDUCTORS -- 5.5%
    Applied Materials, Inc.*@........      96,200      1,525,732
    Intel Corp.......................     345,500      7,180,872
    Maxim Integrated Products,
      Inc.@..........................      80,300      2,745,457
    Taiwan Semiconductor
      Manufacturing Co. Ltd.
      [ADR]*@........................      27,800        280,224
    Texas Instruments, Inc...........      51,400        904,640
                                                    ------------
                                                      12,636,925
                                                    ------------
TELECOMMUNICATIONS -- 4.1%
    Nokia Corp. Cl-A [ADR]...........     460,000      7,557,800
    Vodafone Group PLC [ADR].........      93,500      1,837,275
                                                    ------------
                                                       9,395,075
                                                    ------------
TOTAL COMMON STOCK
  (Cost $231,288,409)................                229,115,516
                                                    ------------
                                          PAR
                                         (000)
                                         -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 13.4%
CERTIFICATES OF DEPOSIT -- 12.7%
    American Express Centurion
      1.34%, 01/27/04 [FRN]..........  $      798        798,076
      1.42%, 12/12/03 [FRN]..........       1,279      1,278,652

AST ALLIANCE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    American Express Credit Corp.
      1.29%, 05/13/04 [FRN]..........  $    1,210   $  1,209,567
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]...........       2,546      2,545,922
      1.37%, 01/16/04 [FRN]..........       6,120      6,119,741
    Dresdner Bank
      1.78%, 10/06/03 [FRN]..........         919        918,903
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN]..........       8,114      8,113,662
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03................         212        211,532
      1.26%, 07/28/03................         556        556,054
    Monumental Global Funding
      1.48%, 05/28/04................         124        123,649
    Morgan Stanley
      1.33%, 07/16/03 [FRN]..........       1,049      1,048,921
      1.34%, 10/22/03 [FRN]..........         121        121,312
      1.33%, 11/07/03 [FRN]..........       4,113      4,113,141
      1.36%, 01/12/04 [FRN]..........         425        424,863
    Svenska Handelsbanken
      1.44%, 07/01/03................         134        133,599
    UBS Warburg
      1.38%, 07/01/03................       1,352      1,351,934
                                                    ------------
                                                      29,069,528
                                                    ------------
                                         SHARES        VALUE
                                         ------        -----
NON-REGISTERED INVESTMENT COMPANIES -- 0.7%
    Institutional Money Market
      Trust..........................   1,635,320   $  1,635,320
                                                    ------------
                                          PAR
                                         (000)
                                         -----
REPURCHASE AGREEMENTS -- 0.0%
    UBS AG
      1.00%, dated 06/30/03, maturing
      07/01/03, repurchase price
      $55,668 (Collateralized by U.S.
      Treasury Notes, 3.25%, par
      value $56,148, market value
      $56,784 due 12/31/03)..........  $       56         55,666
                                                    ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $30,760,514).................                 30,760,514
                                                    ------------
TOTAL INVESTMENTS -- 113.2%
  (Cost $262,048,923)................                259,876,030
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (13.2%)............                (30,262,789)
                                                    ------------
NET ASSETS -- 100.0%.................               $229,613,241
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
COMMON STOCK -- 98.1%
AEROSPACE -- 0.4%
    United Defense Industries,
      Inc.*...........................    2,100   $     54,474
    United Technologies Corp..........   14,600      1,034,118
                                                  ------------
                                                     1,088,592
                                                  ------------
AIRLINES -- 0.2%
    Delta Air Lines, Inc..............    8,000        117,440
    Southwest Airlines Co.@...........   24,300        417,960
                                                  ------------
                                                       535,400
                                                  ------------
AUTOMOBILE MANUFACTURERS -- 1.2%
    Ford Motor Co.@...................  275,400      3,026,646
                                                  ------------
AUTOMOTIVE PARTS -- 0.5%
    Delphi Corp.......................  154,900      1,336,787
                                                  ------------
BEVERAGES -- 0.3%
    Constellation Brands, Inc.
      Cl-A*...........................    8,800        276,320
    PepsiCo, Inc......................   10,200        453,900
                                                  ------------
                                                       730,220
                                                  ------------
BROADCASTING -- 0.2%
    Clear Channel Communications,
      Inc.*...........................    1,100         46,629
    Fox Entertainment Group, Inc.
      Cl-A*...........................    7,300        210,094
    Hearst-Argyle Television, Inc.*...    9,280        240,352
                                                  ------------
                                                       497,075
                                                  ------------
BUILDING MATERIALS -- 0.7%
    The Sherwin-Williams Co...........   61,302      1,647,798
    York International Corp...........    3,800         88,920
                                                  ------------
                                                     1,736,718
                                                  ------------
BUSINESS SERVICES -- 0.6%
    Convergys Corp.*..................    7,100        113,600
    First Data Corp...................    4,700        194,768
    Viad Corp.........................   50,500      1,130,695
                                                  ------------
                                                     1,439,063
                                                  ------------
CABLE TELEVISION -- 0.4%
    Comcast Corp. Cl-A*...............   37,632      1,135,734
                                                  ------------
CHEMICALS -- 0.6%
    Cytec Industries, Inc.*...........   16,600        561,080
    Lubrizol Corp.....................   31,500        976,185
                                                  ------------
                                                     1,537,265
                                                  ------------
CLOTHING & APPAREL -- 0.1%
    Limited Brands, Inc...............    5,199         80,585
    VF Corp...........................    5,400        183,438
                                                  ------------
                                                       264,023
                                                  ------------

                                        SHARES       VALUE
                                        ------       -----
COMPUTER HARDWARE -- 3.5%
    Dell Computer Corp.*..............   23,100   $    738,276
    Hewlett-Packard Co................  148,624      3,165,691
    Imation Corp......................    1,000         37,820
    International Business Machines
      Corp............................   43,857      3,618,203
    SanDisk Corp.*@...................   10,801        435,820
    Storage Technology Corp.*.........   10,400        267,696
    Western Digital Corp.*@...........   82,000        844,600
                                                  ------------
                                                     9,108,106
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 5.1%
    BMC Software, Inc.*...............   12,500        204,125
    Cisco Systems, Inc.*..............  115,303      1,924,407
    Computer Sciences Corp.*..........   24,515        934,512
    Electronic Arts, Inc.*............    2,200        162,778
    Electronic Data Systems Corp......   67,500      1,447,875
    Intuit, Inc.*.....................    5,800        258,274
    Microsoft Corp....................  269,972      6,913,983
    Oracle Corp.*.....................   73,700        885,874
    Take-Two Interactive Software,
      Inc.*@..........................   16,700        473,278
                                                  ------------
                                                    13,205,106
                                                  ------------
CONGLOMERATES -- 2.2%
    Altria Group, Inc.................   93,800      4,262,272
    Honeywell International, Inc......   14,100        378,585
    Tyco International Ltd............   56,585      1,073,983
                                                  ------------
                                                     5,714,840
                                                  ------------
CONSTRUCTION -- 0.8%
    KB Home...........................   21,200      1,313,976
    NVR, Inc.*........................    1,744        716,784
                                                  ------------
                                                     2,030,760
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 5.3%
    Energizer Holdings, Inc.*.........    4,100        128,740
    Fortune Brands, Inc...............   35,513      1,853,779
    Johnson & Johnson.................   80,498      4,161,747
    Procter & Gamble Co...............   69,244      6,175,179
    Rent-A-Center, Inc.*..............   18,600      1,410,066
    Whirlpool Corp.@..................      400         25,480
                                                  ------------
                                                    13,754,991
                                                  ------------
CONTAINERS & PACKAGING -- 0.3%
    Bemis Co., Inc....................   17,200        804,960
    Sonoco Products Co................    1,400         33,628
                                                  ------------
                                                       838,588
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.7%
    Anixter International, Inc.*......   19,092        447,326
    Arrow Electronics, Inc.*@.........   65,658      1,000,628
    Avnet, Inc.*......................   95,553      1,211,612
    Cooper Industries Ltd. Cl-A.......   15,300        631,890
    Eastman Kodak Co.@................  153,680      4,203,148
    General Electric Co...............  163,383      4,685,824
    Vishay Intertechnology, Inc.*.....    9,600        126,720
                                                  ------------
                                                    12,307,148
                                                  ------------

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
ENTERTAINMENT & LEISURE -- 3.1%
    AOL Time Warner, Inc.*............  219,943   $  3,538,883
    Disney, (Walt) Co.@...............   56,600      1,117,850
    Regal Entertainment Group Cl-A....   40,100        945,558
    Viacom, Inc. Cl-B*................   53,943      2,355,151
                                                  ------------
                                                     7,957,442
                                                  ------------
FARMING & AGRICULTURE -- 0.4%
    Monsanto Co.......................   49,600      1,073,344
                                                  ------------
FINANCIAL-BANK & TRUST -- 8.6%
    Bank of America Corp..............  134,241     10,609,066
    Bank One Corp.....................    6,400        237,952
    First Tennessee National Corp.....   36,823      1,616,898
    FleetBoston Financial Corp........   45,800      1,360,718
    National City Corp................    7,177        234,760
    PNC Financial Services Group,
      Inc.............................   18,600        907,866
    U.S. Bancorp......................   98,730      2,418,885
    Union Planters Corp...............    8,750        271,513
    UnionBanCal Corp..................   31,900      1,319,703
    Wachovia Corp.....................   36,219      1,447,311
    Wells Fargo & Co..................   39,000      1,965,600
                                                  ------------
                                                    22,390,272
                                                  ------------
FINANCIAL SERVICES -- 9.0%
    American Express Co...............   39,500      1,651,495
    Bear Stearns Companies, Inc.@.....    4,288        310,537
    Capital One Financial Corp.@......   25,200      1,239,336
    Citigroup, Inc....................  179,001      7,661,243
    Fannie Mae........................   42,239      2,848,598
    Freddie Mac.......................   43,000      2,183,110
    Goldman Sachs Group, Inc.@........    4,500        376,875
    H&R Block, Inc....................   28,600      1,236,950
    John Hancock Financial Services,
      Inc.............................   23,900        734,447
    Merrill Lynch & Co., Inc..........   41,048      1,916,121
    Morgan Stanley....................   38,700      1,654,425
    Washington Mutual, Inc.@..........   37,600      1,552,880
                                                  ------------
                                                    23,366,017
                                                  ------------
FOOD -- 2.1%
    ConAgra Foods, Inc................  134,080      3,164,288
    Dean Foods Co.*@..................   41,150      1,296,225
    Sara Lee Corp.....................   27,200        511,632
    SUPERVALU, Inc....................   13,800        294,216
    The J.M. Smucker Co...............    2,300         91,747
    Winn-Dixie Stores, Inc............    8,441        103,909
                                                  ------------
                                                     5,462,017
                                                  ------------
HEALTHCARE SERVICES -- 0.6%
    Anthem, Inc.*.....................    5,620        433,583
    Humana, Inc.*.....................   35,000        528,500
    Oxford Health Plans, Inc.*........    5,700        239,571
    PacifiCare Health Systems,
      Inc.*...........................    7,100        350,243
                                                  ------------
                                                     1,551,897
                                                  ------------

                                        SHARES       VALUE
                                        ------       -----
INDUSTRIAL PRODUCTS -- 0.4%
    Carlisle Companies, Inc...........   11,054   $    466,037
    RPM International, Inc............   20,400        280,500
    The Timken Co.....................   19,100        334,441
                                                  ------------
                                                     1,080,978
                                                  ------------
INSURANCE -- 4.9%
    Allstate Corp.....................   46,139      1,644,855
    AmerUs Group Co.@.................   33,100        933,089
    CIGNA Corp........................   35,200      1,652,288
    Fidelity National Financial,
      Inc.............................  105,741      3,252,593
    First American Corp...............   74,800      1,970,980
    Loews Corp........................   25,900      1,224,811
    Odyssey Re Holdings Corp.@........   12,400        261,640
    Old Republic International
      Corp............................   23,122        792,391
    Principal Financial Group, Inc....    8,000        258,000
    Protective Life Corp..............   31,700        847,975
                                                  ------------
                                                    12,838,622
                                                  ------------
INTERNET SERVICES -- 0.8%
    Checkfree Corp.*@.................   26,900        748,896
    Earthlink, Inc.*..................   16,900        133,341
    United Online, Inc.*..............   11,900        301,546
    VeriSign, Inc.*...................   32,800        453,624
    Yahoo!, Inc.*.....................   10,600        347,256
                                                  ------------
                                                     1,984,663
                                                  ------------
MACHINERY & EQUIPMENT -- 0.1%
    Briggs & Stratton Corp............    3,000        151,500
    Eaton Corp........................    2,900        227,969
                                                  ------------
                                                       379,469
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.6%
    Abbott Laboratories...............    3,827        167,470
    Amgen, Inc.*......................   41,740      2,773,206
    Applera Corp. -- Applied Biosytems
      Group...........................   24,600        468,138
    Charles River Laboratories
      International, Inc.*............    3,600        115,848
    Fisher Scientific International,
      Inc.*...........................   23,800        830,620
    Guidant Corp......................    1,196         53,090
    IDEXX Laboratories, Inc.*.........    2,000         67,080
    Invitrogen Corp.*.................   11,300        433,581
    McKesson Corp.@...................   49,100      1,754,834
    Ribapharm, Inc.*..................   10,900         70,305
                                                  ------------
                                                     6,734,172
                                                  ------------
METALS & MINING -- 0.3%
    Worthington Industries, Inc.......   61,500        824,100
                                                  ------------
OFFICE EQUIPMENT -- 0.6%
    IKON Office Solutions, Inc........   78,100        695,090
    United Stationers, Inc.*..........    6,400        231,488
    Xerox Corp.*@.....................   63,200        669,288
                                                  ------------
                                                     1,595,866
                                                  ------------

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
OIL & GAS -- 9.6%
    Amerada Hess Corp.................   27,600   $  1,357,368
    ChevronTexaco Corp................   48,800      3,523,360
    ConocoPhillips....................   18,260      1,000,648
    Exxon Mobil Corp..................  131,885      4,735,990
    Halliburton Co....................   47,600      1,094,800
    Kinder Morgan Energy Partners
      L.P.............................   11,119        439,423
    Marathon Oil Corp.................  202,400      5,333,239
    Northern Border Partners L.P......    6,900        288,075
    Occidental Petroleum Corp.........   70,786      2,374,870
    ONEOK, Inc........................   58,233      1,143,114
    Sunoco, Inc.......................   78,000      2,943,720
    Transocean, Inc...................   49,300      1,083,121
    Williams Energy Partners L.P......      700         33,152
                                                  ------------
                                                    25,350,880
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.3%
    International Paper Co............    3,400        121,482
    Rayonier, Inc.@...................   21,850        721,050
                                                  ------------
                                                       842,532
                                                  ------------
PHARMACEUTICALS -- 6.2%
    Bristol-Meyers Squibb Co..........   51,700      1,403,655
    Cardinal Health, Inc..............   13,300        855,190
    Endo Pharmaceuticals Holdings,
      Inc.*...........................    4,200         71,064
    King Pharmaceuticals, Inc.*.......   42,100        621,396
    Merck & Co., Inc..................  106,799      6,466,680
    Perrigo Co........................    8,900        139,196
    Pfizer, Inc.......................  179,901      6,143,619
    Watson Pharmaceuticals, Inc.*.....    8,800        355,256
                                                  ------------
                                                    16,056,056
                                                  ------------
RAILROADS -- 0.4%
    Burlington Northern Santa Fe
      Corp............................   10,000        284,400
    CSX Corp..........................    5,900        177,531
    Norfolk Southern Corp.............   10,800        207,360
    Union Pacific Corp................    7,000        406,140
                                                  ------------
                                                     1,075,431
                                                  ------------
REAL ESTATE -- 0.4%
    CBL & Associates Properties, Inc.
      [REIT]..........................    7,100        305,300
    Equity Office Properties Trust
      [REIT]..........................    3,700         99,937
    General Growth Properties, Inc.
      [REIT]..........................    3,400        212,296
    HRPT Properties Trust [REIT]......   32,100        295,320
    Simon Property Group, Inc.
      [REIT]..........................    6,000        234,180
                                                  ------------
                                                     1,147,033
                                                  ------------

                                        SHARES       VALUE
                                        ------       -----
RETAIL & MERCHANDISING -- 4.6%
    Barnes & Noble, Inc.*.............   12,600   $    290,430
    Blockbuster, Inc. Cl-A@...........   21,911        369,200
    Claire's Stores, Inc..............    1,100         27,896
    Federated Department Stores,
      Inc.............................  132,800      4,893,680
    Foot Locker, Inc..................   44,900        594,925
    Gap, Inc.@........................   20,100        377,076
    Home Depot, Inc...................   41,734      1,382,230
    May Department Stores Co.@........    3,100         69,006
    Penney, (J.C.) Co., Inc.@.........   84,800      1,428,880
    Target Corp.......................    3,300        124,872
    Wal-Mart Stores, Inc..............   47,000      2,522,490
                                                  ------------
                                                    12,080,685
                                                  ------------
SEMICONDUCTORS -- 2.3%
    ESS Technology, Inc.*.............   39,400        384,150
    Intel Corp........................  199,042      4,136,889
    QLogic Corp.*.....................    2,800        135,324
    Texas Instruments, Inc............   69,588      1,224,749
                                                  ------------
                                                     5,881,112
                                                  ------------
TELECOMMUNICATIONS -- 7.9%
    Alltel Corp.@.....................   43,178      2,082,043
    AT&T Corp.........................   29,689        571,513
    BellSouth Corp....................  102,800      2,737,564
    L-3 Communications Holdings,
      Inc.*...........................    7,500        326,175
    Motorola, Inc.....................   82,900        781,747
    Nextel Communications, Inc.
      Cl-A*@..........................  103,600      1,873,088
    PanAmSat Corp.*...................   22,400        412,832
    QUALCOMM, Inc.....................   20,500        732,875
    SBC Communications, Inc...........  118,200      3,020,010
    Scientific-Atlanta, Inc.@.........    8,859        211,199
    Sprint Corp.......................  186,768      2,689,459
    Verizon Communications, Inc.......  133,165      5,253,359
                                                  ------------
                                                    20,691,864
                                                  ------------
TRANSPORTATION -- 0.9%
    FedEx Corp........................    8,000        496,240
    United Parcel Service, Inc.
      Cl-B............................   30,306      1,930,492
                                                  ------------
                                                     2,426,732
                                                  ------------

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
UTILITIES -- 4.9%
    Edison International Co.*.........   59,000   $    969,370
    Entergy Corp......................   18,300        965,874
    Exelon Corp.......................   50,512      3,021,123
    FPL Group, Inc.@..................   24,000      1,604,400
    Great Plains Energy, Inc..........   20,300        586,264
    NiSource, Inc.....................   22,800        433,200
    OGE Energy Corp.@.................   20,400        435,948
    Progress Energy, Inc..............   22,000        965,800
    Public Service Enterprise Group,
      Inc.............................   24,757      1,045,983
    Sempra Energy.....................   44,254      1,262,567
    The Southern Co...................   33,800      1,053,208
    UGI Corp..........................   14,900        472,330
                                                  ------------
                                                    12,816,067
                                                  ------------
TOTAL COMMON STOCK
  (Cost $254,423,168).................             255,894,313
                                                  ------------
PREFERRED STOCK -- 0.6%
AUTOMOBILE MANUFACTURERS -- 0.1%
    General Motors Corp.
      Cl-B 5.25% [CVT]................   11,500        257,600
                                                  ------------
FINANCIAL SERVICES -- 0.2%
    Ford Motor Co. Capital Trust II
      6.50%* [CVT]....................   10,700        464,915
                                                  ------------
OFFICE EQUIPMENT -- 0.2%
    Xerox Corp.
      6.125%* [CVT]...................    4,200        440,370
                                                  ------------
UTILITIES -- 0.1%
    DTE Energy Co.
      8.75%* [CVT]@...................   10,984        288,769
                                                  ------------
TOTAL PREFERRED STOCK
  (Cost $1,522,052)...................               1,451,654
                                                  ------------
SHORT-TERM INVESTMENTS -- 4.3%
REGISTERED INVESTMENT COMPANIES -- 0.0%
    Temporary Investment Cash Fund....   33,096         33,096
    Temporary Investment Fund.........   33,096         33,096
                                                  ------------
                                                        66,192
                                                  ------------
                                          PAR
                                         (000)
                                         -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.3%
    Federal Home Loan Bank
      0.80%, 07/01/03.................  $11,200     11,200,000
                                                  ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $11,266,192)..................              11,266,192
                                                  ------------

                                          PAR
                                         (000)       VALUE
                                         -----       -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 8.3%
  CERTIFICATES OF DEPOSIT -- 5.1%
    American Express Centurion
      1.34%, 01/27/04 [FRN]...........  $ 1,225   $  1,225,197
      1.42%, 12/12/03 [FRN]...........      263        263,287
    American Express Credit Corp.
      1.31%, 04/16/04 [FRN]...........      792        792,152
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]............    1,408      1,408,224
      1.37%, 01/16/04 [FRN]...........      432        431,970
    Dresdner Bank
      1.78%, 10/06/03 [FRN]...........      561        561,466
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN]...........    1,359      1,359,463
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03.................      962        962,114
      1.38%, 07/07/03.................        8          8,278
      1.26%, 07/28/03.................      304        303,981
    Monumental Global Funding
      1.48%, 05/28/04.................      638        638,288
    Morgan Stanley
      1.33%, 07/16/03 [FRN]...........       70         69,976
      1.34%, 10/22/03 [FRN]...........      109        109,383
      1.33%, 11/07/03 [FRN]...........      435        435,179
      1.36%, 01/12/04 [FRN]...........    1,462      1,462,199
    National City Bank of Indiana
      1.59%, 11/10/03 [FRN]...........    2,351      2,350,835
    Svenska Handelsbanken
      1.44%, 07/01/03.................      608        607,651
    UBS Warburg
      1.38%, 07/01/03.................      409        409,486
                                                  ------------
                                                    13,399,129
                                                  ------------
COMMERCIAL PAPER -- 0.2%
    Dakota Credit Card Issuance Trust
      Certificate
      1.03%, 08/14/03.................       25         25,419
    Depfa Bank PLC
      1.00%, 08/19/03.................      443        443,646
                                                  ------------
                                                       469,065
                                                  ------------
                                        SHARES
                                        ------
NON-REGISTERED INVESTMENT COMPANIES -- 2.9%
    Institutional Money Market
      Trust...........................  7,443,336    7,443,336
                                                  ------------

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)       VALUE
                                         -----       -----
REPURCHASE AGREEMENTS -- 0.1%
    UBS AG
      1.00%, dated 06/30/03, maturing
      07/01/03, repurchase price
      $253,195 (Collateralized by U.S.
      Treasury Notes, 3.25%, par value
      $255,380, market value $258,275
      due 12/31/03)...................  $   253        253,188
                                                  ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $21,564,718)..................              21,564,718
                                                  ------------
TOTAL INVESTMENTS -- 111.3%
  (Cost $288,776,130).................             290,176,877
LIABILITIES IN EXCESS OF OTHER
  ASSETS# -- (11.3%)..................             (29,483,903)
                                                  ------------
NET ASSETS -- 100%....................            $260,692,974
                                                  ============

# Cash of $142,500 has been segregated with the custodian to cover requirements for the following open futures contracts at June 30, 2003:

                       EXPIRATION    NUMBER OF     UNREALIZED
DESCRIPTION              MONTH       CONTRACTS    DEPRECIATION
--------------------------------------------------------------
S&P 500..............    09/03           7          $(13,500)
                                                    ========

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
FOREIGN STOCK -- 98.7%
AUSTRALIA -- 2.3%
    Australia & New Zealand Banking
      Group Ltd......................     134,700   $  1,681,187
    BHP Billiton Ltd.................     324,730      1,881,647
    News Corp. Ltd...................     193,654      1,454,685
    Westpac Banking Corp. Ltd........     259,700      2,830,265
                                                    ------------
                                                       7,847,784
                                                    ------------
AUSTRIA -- 0.5%
    Erste Bank der Oesterreichischen
      Sparkassen AG..................      19,534      1,726,122
                                                    ------------
CANADA -- 1.4%
    EnCana Corp......................      87,100      3,314,127
    Nortel Networks Corp.*...........     556,500      1,502,550
                                                    ------------
                                                       4,816,677
                                                    ------------
FINLAND -- 1.0%
    Nokia Corp. Cl-A [ADR]...........     200,927      3,301,231
                                                    ------------
FRANCE -- 13.4%
    Accor SA.........................      94,118      3,404,512
    Alcatel SA*......................     257,188      2,318,419
    Aventis SA.......................      64,400      3,543,102
    AXA..............................     108,474      1,682,878
    BNP Paribas SA...................      45,830      2,328,814
    Compagnie Generale des
      Establissements Michelin
      Cl-B...........................      32,100      1,253,301
    France Telecom SA*...............     231,340      5,674,447
    Groupe Danone SA.................      20,400      2,822,857
    PSA Peugeot Citroen SA...........      66,400      3,225,374
    Publicis Groupe..................      70,522      1,892,583
    Sanofi-Synthelabo SA.............      67,461      3,950,886
    Societe Generale Cl-A............     103,000      6,529,018
    Societe Television Francaise 1...      56,300      1,732,666
    Total SA.........................      16,900      2,553,961
    Wanadoo*.........................     327,353      2,191,576
                                                    ------------
                                                      45,104,394
                                                    ------------
GERMANY -- 8.7%
    Deutsche Bank AG.................      75,996      4,928,980
    Deutsche Boerse AG...............      89,600      4,746,386
    Deutsche Telekom AG*.............     250,307      3,820,055
    E.ON AG..........................      49,548      2,547,328
    Fresenius Medical Care AG........      28,300      1,400,668
    Infineon Technologies AG*........     182,729      1,766,815
    Metro AG.........................      69,813      2,256,765
    Puma AG Rudolf Dassler Sport.....      10,300      1,023,116
    SAP AG...........................      32,300      3,809,295
    T-Online International AG*.......     276,409      2,856,711
                                                    ------------
                                                      29,156,119
                                                    ------------
HONG KONG -- 2.1%
    China Telecom Corp. Ltd..........  13,559,556      3,112,490
    CNOOC Ltd........................   1,084,000      1,598,588

                                         SHARES        VALUE
                                         ------        -----
    Huaneng Power International,
      Inc............................   1,510,000   $  1,723,362
    Sinopec Shanghai Petrochemical
      Co. Ltd. Cl-H..................   3,514,000        684,944
                                                    ------------
                                                       7,119,384
                                                    ------------
HUNGARY -- 0.2%
    OTP Bank Rt.*....................      68,671        663,416
                                                    ------------
IRELAND -- 1.3%
    CRH PLC..........................     112,734      1,774,859
    Ryanair Holdings PLC [ADR]*......      58,000      2,604,200
                                                    ------------
                                                       4,379,059
                                                    ------------
ISRAEL -- 1.2%
    Teva Pharmaceutical Industries
      Ltd. [ADR].....................      69,013      3,928,910
                                                    ------------
ITALY -- 6.9%
    Banca Intesa SPA.................   1,437,600      4,597,639
    Banco Popolare di Verona e Novara
      Scrl...........................     165,900      2,267,070
    Eni SPA..........................     364,650      5,514,849
    Saipem SPA.......................     130,700        978,577
    Snam Rete Gas SPA................     576,948      2,265,867
    UniCredito Italiano SPA..........   1,550,000      7,386,715
                                                    ------------
                                                      23,010,717
                                                    ------------
JAPAN -- 14.7%
    Ajinomoto Co., Inc...............     160,000      1,532,376
    Canon, Inc.......................     143,000      6,561,983
    East Japan Railway Co............         415      1,845,597
    FANUC Ltd........................      71,700      3,552,905
    Honda Motor Co. Ltd..............      79,800      3,023,860
    Hoya Corp........................      38,800      2,672,297
    KDDI Corp........................         668      2,586,883
    Keyence Corp.....................      13,200      2,418,489
    Kirin Brewery Co. Ltd............      70,000        492,026
    Konica Corp......................      77,000        876,611
    Nissan Motor Co. Ltd.............     743,000      7,103,593
    Nitto Denko Corp.................      30,900      1,011,343
    NTT DoCoMo, Inc..................       1,944      4,209,369
    Olympus Optical Co. Ltd..........     125,000      2,586,925
    Pioneer Corp.....................      58,400      1,313,179
    Sharp Corp.......................     181,000      2,322,890
    Tokyo Electron Ltd...............      41,100      1,947,608
    Toshiba Corp.....................     384,000      1,320,775
    Yahoo! Japan Corp.*..............         128      2,078,701
                                                    ------------
                                                      49,457,410
                                                    ------------
KOREA -- 0.7%
    Samsung Electronics Co. Ltd......       2,480        737,045
    SK Telecom Co. Ltd. [ADR]........      83,900      1,582,354
                                                    ------------
                                                       2,319,399
                                                    ------------

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
MEXICO -- 0.8%
    America Movil Cl-L [ADR].........      88,800   $  1,665,000
    Wal-Mart de Mexico SA de CV
      Cl-V...........................     393,723      1,163,717
                                                    ------------
                                                       2,828,717
                                                    ------------
NETHERLANDS -- 3.8%
    ING Groep NV.....................     248,300      4,314,070
    Koninklijke (Royal) Philips
      Electronics NV NY Reg..........     105,970      2,025,087
    STMicroelectronics NV NY Reg.....     177,942      3,699,414
    VNU NV...........................      85,851      2,645,073
                                                    ------------
                                                      12,683,644
                                                    ------------
RUSSIA -- 1.9%
    AO VimpelCom [ADR]*..............      32,018      1,486,916
    Lukoil Holdings [ADR]............      28,585      2,258,215
    Mobile Telesystems [ADR].........      45,628      2,692,052
                                                    ------------
                                                       6,437,183
                                                    ------------
SINGAPORE -- 0.4%
    Singapore Airlines Ltd...........     200,500      1,184,086
                                                    ------------
SPAIN -- 4.7%
    Altadis SA.......................      83,100      2,129,937
    Banco Popular Espanol SA.........      54,100      2,733,516
    Gas Natural SDG SA...............      50,200      1,008,819
    Grupo Ferrovial SA...............     106,183      2,883,751
    Industria de Diseno Textil SA....      71,300      1,793,103
    Repsol YPF SA....................     215,900      3,500,733
    Telefonica SA....................     140,450      1,630,589
                                                    ------------
                                                      15,680,448
                                                    ------------
SWEDEN -- 2.2%
    Ericsson, (L.M.)
      Telefonaktiebolaget Cl-B*......     926,000        994,837
    Foreningsparbanken AB............     197,100      2,720,768
    Skandianaviska Enskilda Banken AB
      Cl-A...........................     210,600      2,144,166
    Tele2 AB Cl-B*...................      37,069      1,377,654
                                                    ------------
                                                       7,237,425
                                                    ------------
SWITZERLAND -- 10.1%
    Adecco SA........................      70,497      2,904,110
    Alcon, Inc.*.....................      31,500      1,439,550
    Credit Suisse Group..............     220,600      5,805,949
    Nestle SA........................      16,117      3,325,632
    Novartis AG......................     212,543      8,410,460
    Roche Holding AG.................     100,409      7,876,073
    UBS AG...........................      76,900      4,277,773
                                                    ------------
                                                      34,039,547
                                                    ------------
TAIWAN -- 1.2%
    Taiwan Semiconductor
      Manufacturing Co. Ltd.*........   2,372,000      3,906,501
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
UNITED KINGDOM -- 19.2%
    3i Group PLC.....................     166,100   $  1,548,622
    Abbey National PLC...............     418,977      3,252,948
    Alliance & Leicester PLC.........     124,294      1,702,377
    Amvescap PLC.....................     117,900        813,238
    AstraZeneca PLC..................     106,000      4,250,495
    BAA PLC..........................     346,200      2,802,163
    BP PLC...........................     649,900      4,506,939
    BP PLC [ADR].....................      24,582      1,032,936
    British Sky Broadcasting Group
      PLC*...........................     279,900      3,101,532
    GlaxoSmithKline PLC [ADR]........     123,234      4,995,906
    HBOS PLC.........................     802,633     10,390,522
    mmO2 PLC*........................   3,072,605      2,877,398
    Reckitt Benckiser PLC............     228,977      4,201,690
    Reuters Group PLC................     338,800        982,576
    Rio Tinto PLC....................      89,200      1,678,020
    Royal Bank of Scotland Group
      PLC............................     242,763      6,810,183
    Smith & Nephew PLC...............     176,100      1,011,994
    Vodafone Group PLC...............   2,588,195      5,061,074
    WPP Group PLC....................     422,802      3,314,042
                                                    ------------
                                                      64,334,655
                                                    ------------
TOTAL FOREIGN STOCK
  (Cost $302,740,263)................                331,162,828
                                                    ------------
U.S. STOCK -- 2.2%
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.2%
    Garmin Ltd.*.....................      19,200        765,504
                                                    ------------
OIL & GAS -- 0.6%
    Nabors Industries, Ltd.*.........      54,000      2,135,700
                                                    ------------
TELECOMMUNICATIONS -- 1.4%
    Amdocs Ltd.*.....................     115,318      2,767,632
    Comverse Technology, Inc.*.......     104,316      1,567,869
                                                    ------------
                                                       4,335,501
                                                    ------------
TOTAL U.S. STOCK
  (Cost $6,599,277)..................                  7,236,705
                                                    ------------
SHORT-TERM INVESTMENTS -- 0.2%
REGISTERED INVESTMENT COMPANIES
    J.P. Morgan Prime II Money Market
      Fund
    (Cost $727,991)..................     727,991        727,991
                                                    ------------
TOTAL INVESTMENTS -- 101.1%
  (Cost $310,067,531)................                339,127,524
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (1.1%).............                 (3,527,901)
                                                    ------------
NET ASSETS -- 100.0%.................               $335,599,623
                                                    ============

AST AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

Foreign currency exchange contracts outstanding at June 30, 2003:

                                           IN                      UNREALIZED
SETTLEMENT                CONTRACTS     EXCHANGE    CONTRACTS    APPRECIATION/
MONTH           TYPE     TO RECEIVE       FOR        AT VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------
07/03        Buy    GBP    1,058,955   $1,746,766   $1,747,450      $    684
07/03        Buy    HUF   30,212,766      130,226      130,302            76
07/03        Buy    JPY  466,167,569    3,898,784    3,882,290       (16,494)
                                       ----------   ----------      --------
                                       $5,775,776   $5,760,042      $(15,734)
                                       ==========   ==========      ========

                                           IN
SETTLEMENT                CONTRACTS     EXCHANGE    CONTRACTS      UNREALIZED
MONTH           TYPE     TO DELIVER       FOR        AT VALUE     DEPRECIATION
-------------------------------------------------------------------------------
07/03        Sell   AUD      871,147   $  580,118   $  584,243      $ (4,125)
07/03        Sell   EUR    1,198,783    1,374,759    1,376,613        (1,854)
                                       ----------   ----------      --------
                                       $1,954,877   $1,960,856      $ (5,979)
                                       ==========   ==========      ========

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2003. Percentages are based on net assets.

INDUSTRY
--------
Advertising...........................................   1.5%
Airlines..............................................   1.1%
Automobile Manufacturers..............................   4.0%
Automotive Parts......................................   0.4%
Beverages.............................................   0.1%
Broadcasting..........................................   1.9%
Building Materials....................................   0.5%
Business Services.....................................   1.2%
Chemicals.............................................   0.5%
Clothing & Apparel....................................   0.3%
Computer Services & Software..........................   1.1%
Construction..........................................   1.7%
Consumer Products & Services..........................   1.2%
Electronic Components & Equipment.....................   5.1%
Farming & Agriculture.................................   0.6%
Financial-Bank & Trust................................  22.3%
Financial Services....................................   2.1%
Food..................................................   3.0%
Hotels & Motels.......................................   1.0%
Insurance.............................................   1.8%
Internet Services.....................................   2.1%
Medical Supplies & Equipment..........................   1.5%
Metals & Mining.......................................   1.1%
Office Equipment......................................   2.0%
Oil & Gas.............................................   8.5%
Pharmaceuticals.......................................  11.4%
Printing & Publishing.................................   0.8%
Retail & Merchandising................................   0.9%
Semiconductors........................................   3.4%
Telecommunications....................................  13.7%
Transportation........................................   0.6%
Utilities.............................................   1.3%
                                                        ----
Total.................................................  98.7%
                                                        ====

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 59.1%
AEROSPACE -- 0.1%
    United Defense Industries,
      Inc.*.........................       5,400   $    140,076
                                                   ------------
AIRLINES -- 0.1%
    Southwest Airlines Co.@.........      14,500        249,400
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 0.8%
    Ford Motor Co.@.................     138,800      1,525,412
                                                   ------------
AUTOMOTIVE PARTS -- 1.0%
    Advance Auto Parts, Inc.*.......       4,987        303,708
    AutoZone, Inc.*@................       7,500        569,775
    Delphi Corp.....................     141,000      1,216,830
                                                   ------------
                                                      2,090,313
                                                   ------------
BEVERAGES -- 0.2%
    Coca-Cola Enterprises, Inc......       5,300         96,195
    Constellation Brands, Inc.
      Cl-A*.........................       2,500         78,500
    PepsiCo, Inc....................       4,500        200,250
                                                   ------------
                                                        374,945
                                                   ------------
BROADCASTING -- 0.6%
    Fox Entertainment Group, Inc.
      Cl-A*.........................      24,400        702,232
    Hearst-Argyle Television,
      Inc.*.........................      17,700        458,430
                                                   ------------
                                                      1,160,662
                                                   ------------
BUILDING MATERIALS -- 0.3%
    The Sherwin-Williams Co.........      22,400        602,112
    York International Corp.........       2,600         60,840
                                                   ------------
                                                        662,952
                                                   ------------
BUSINESS SERVICES -- 0.6%
    First Data Corp.@...............      12,800        530,432
    Viad Corp.......................      34,007        761,417
                                                   ------------
                                                      1,291,849
                                                   ------------
CABLE TELEVISION -- 0.1%
    Comcast Corp. Cl-A*@............       5,524        166,714
                                                   ------------
CHEMICALS -- 0.8%
    Cytec Industries, Inc.*.........      21,900        740,220
    Dow Chemical Co.................       4,100        126,936
    DuPont, (E.I.) de Nemours &
      Co............................       9,380        390,583
    Sigma-Aldrich Corp..............       7,700        417,186
                                                   ------------
                                                      1,674,925
                                                   ------------
COMPUTER HARDWARE -- 2.1%
    Dell Computer Corp.*............      18,045        576,718
    International Business Machines
      Corp..........................      26,600      2,194,500
    Lexmark International, Inc.*@...       4,100        290,157
    SanDisk Corp.*..................      10,600        427,710
    Western Digital Corp.*@.........      80,100        825,030
                                                   ------------
                                                      4,314,115
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
COMPUTER SERVICES & SOFTWARE -- 3.8%
    BMC Software, Inc.*.............      26,000   $    424,580
    Cisco Systems, Inc.*............      83,600      1,395,284
    Computer Sciences Corp.*........      12,000        457,440
    Intuit, Inc.*...................       9,000        400,770
    Microsoft Corp..................     175,800      4,502,238
    Oracle Corp.*...................      41,000        492,820
    Take-Two Interactive Software,
      Inc.*@........................       2,800         79,352
                                                   ------------
                                                      7,752,484
                                                   ------------
CONGLOMERATES -- 1.4%
    3M Co...........................       5,900        760,982
    Altria Group, Inc...............      26,400      1,199,616
    Tyco International Ltd..........      48,300        916,734
                                                   ------------
                                                      2,877,332
                                                   ------------
CONSTRUCTION -- 0.7%
    Centex Corp.....................       6,900        536,751
    KB Home.........................      12,400        768,552
    NVR, Inc.*......................         200         82,200
                                                   ------------
                                                      1,387,503
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 3.6%
    Energizer Holdings, Inc.*.......      25,900        813,260
    Johnson & Johnson...............      40,300      2,083,510
    Mattel, Inc.....................       6,800        128,656
    Procter & Gamble Co.............      30,400      2,711,072
    Rent-A-Center, Inc.*............      20,200      1,531,362
                                                   ------------
                                                      7,267,860
                                                   ------------
CONTAINERS & PACKAGING -- 0.1%
    Ball Corp.......................       4,600        209,346
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.6%
    Arrow Electronics, Inc.*........      57,400        874,776
    Avnet, Inc.*....................      85,400      1,082,872
    Eastman Kodak Co.@..............      31,600        864,260
    General Electric Co.@...........      16,281        466,939
                                                   ------------
                                                      3,288,847
                                                   ------------
ENTERTAINMENT & LEISURE -- 1.1%
    AOL Time Warner, Inc.*@.........      32,750        526,948
    Marvel Enterprises, Inc.*.......       9,100        173,810
    Regal Entertainment Group
      Cl-A@.........................      12,100        285,318
    Viacom, Inc. Cl-B*..............      29,400      1,283,604
                                                   ------------
                                                      2,269,680
                                                   ------------

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
FINANCIAL-BANK & TRUST -- 4.0%
    Bank of America Corp............      41,900   $  3,311,357
    First Tennessee National
      Corp..........................      11,100        487,401
    HSBC Holdings PLC [ADR]@........       3,472        205,230
    U.S. Bancorp....................      28,200        690,900
    UnionBanCal Corp................      19,800        819,126
    Wachovia Corp...................      51,300      2,049,948
    Wells Fargo & Co................       9,100        458,640
                                                   ------------
                                                      8,022,602
                                                   ------------
FINANCIAL SERVICES -- 6.2%
    American Express Co.............      46,900      1,960,889
    Bear Stearns Companies, Inc.@...       1,268         91,829
    Capital One Financial Corp.@....      26,800      1,318,024
    Citigroup, Inc..................      62,588      2,678,766
    Fannie Mae......................      22,900      1,544,376
    Freddie Mac.....................       9,900        502,623
    H&R Block, Inc..................      31,800      1,375,350
    John Hancock Financial Services,
      Inc...........................      40,900      1,256,857
    Washington Mutual, Inc.@........      38,700      1,598,310
                                                   ------------
                                                     12,327,024
                                                   ------------
FOOD -- 1.5%
    Campbell Soup Co................       9,900        242,550
    ConAgra Foods, Inc..............      39,986        943,670
    Dean Foods Co.*@................      38,800      1,222,200
    Tyson Foods, Inc. Cl-A..........       4,100         43,542
    Winn-Dixie Stores, Inc..........      51,800        637,658
                                                   ------------
                                                      3,089,620
                                                   ------------
HEALTHCARE SERVICES -- 0.8%
    Health Net, Inc.*...............      27,700        912,715
    Humana, Inc.*...................      22,700        342,770
    Oxford Health Plans, Inc.*......       6,500        273,195
                                                   ------------
                                                      1,528,680
                                                   ------------
INDUSTRIAL PRODUCTS -- 0.0%
    Carlisle Companies, Inc.........         800         33,728
    Precision Castparts Corp........         900         27,990
                                                   ------------
                                                         61,718
                                                   ------------
INSURANCE -- 5.0%
    American International Group,
      Inc.@.........................      12,700        700,786
    CIGNA Corp......................      29,800      1,398,812
    Fidelity National Financial,
      Inc.@.........................      58,890      1,811,457
    First American Corp.............      53,700      1,414,995
    Loews Corp......................      17,100        808,659
    Odyssey Re Holdings Corp.@......      49,792      1,050,611
    Old Republic International
      Corp..........................       5,085        174,263
    Principal Financial Group,
      Inc...........................      45,300      1,460,925
    Protective Life Corp............      41,340      1,105,845
    The Progressive Corp............         700         51,170
                                                   ------------
                                                      9,977,523
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
INTERNET SERVICES -- 0.8%
    Checkfree Corp.*@...............      17,200   $    478,848
    GTECH Holdings Corp.............      22,000        828,300
    Yahoo!, Inc.*...................       9,100        298,116
                                                   ------------
                                                      1,605,264
                                                   ------------
MACHINERY & EQUIPMENT -- 0.1%
    Briggs & Stratton Corp..........       1,700         85,850
    Lennox International, Inc.......      12,800        164,736
                                                   ------------
                                                        250,586
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.0%
    Amgen, Inc.*....................      17,001      1,129,546
    Bard, (C.R.), Inc...............       2,300        164,013
    Beckman Coulter, Inc.@..........       9,700        394,208
    Fisher Scientific International,
      Inc.*.........................      36,200      1,263,380
    Guidant Corp....................       9,300        412,827
    IDEXX Laboratories, Inc.*.......       9,600        321,984
    McKesson Corp.@.................      11,400        407,436
                                                   ------------
                                                      4,093,394
                                                   ------------
METALS & MINING -- 0.2%
    Alcoa, Inc......................      13,100        334,050
                                                   ------------
OFFICE EQUIPMENT -- 0.6%
    United Stationers, Inc.*........      11,100        401,487
    Xerox Corp.*@...................      84,500        894,855
                                                   ------------
                                                      1,296,342
                                                   ------------
OIL & GAS -- 4.2%
    Amerada Hess Corp...............       7,600        373,768
    ChevronTexaco Corp.@............      19,600      1,415,120
    Exxon Mobil Corp................      52,002      1,867,392
    Marathon Oil Corp...............      54,100      1,425,535
    ONEOK, Inc......................      61,800      1,213,134
    Sunoco, Inc.....................      36,700      1,385,058
    Transocean, Inc.@...............      31,400        689,858
                                                   ------------
                                                      8,369,865
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.0%
    Rayonier, Inc...................         900         29,700
                                                   ------------
PHARMACEUTICALS -- 4.5%
    Cardinal Health, Inc.@..........      12,700        816,610
    Endo Pharmaceuticals Holdings,
      Inc.*.........................      32,600        551,592
    Merck & Co., Inc................      59,600      3,608,780
    Perrigo Co......................      12,500        195,500
    Pfizer, Inc.....................     108,391      3,701,553
                                                   ------------
                                                      8,874,035
                                                   ------------
RAILROADS -- 0.1%
    Union Pacific Corp..............       2,800        162,456
                                                   ------------

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
RETAIL & MERCHANDISING -- 2.6%
    Barnes & Noble, Inc.*@..........      13,200   $    304,260
    Blockbuster, Inc. Cl-A@.........      39,353        663,098
    Claire's Stores, Inc............      13,100        332,216
    Federated Department Stores,
      Inc...........................      48,900      1,801,965
    Gap, Inc.@......................      61,200      1,148,112
    Penney, (J.C.) Co., Inc.@.......       8,427        141,995
    Wal-Mart Stores, Inc............      16,800        901,656
                                                   ------------
                                                      5,293,302
                                                   ------------
SEMICONDUCTORS -- 1.9%
    Altera Corp.*@..................      10,900        178,760
    Amkor Technology, Inc.*.........      15,600        204,984
    Intel Corp......................     142,600      2,963,798
    Texas Instruments, Inc..........      33,500        589,600
                                                   ------------
                                                      3,937,142
                                                   ------------
TELECOMMUNICATIONS -- 3.3%
    ADTRAN, Inc.*...................       7,000        359,030
    AT&T Corp.......................       4,340         83,545
    BellSouth Corp..................      39,200      1,043,896
    Nextel Communications, Inc.
      Cl-A*@........................      99,900      1,806,192
    QUALCOMM, Inc...................       7,900        282,425
    Sprint Corp.....................      64,973        935,611
    Verizon Communications, Inc.....      53,942      2,128,012
                                                   ------------
                                                      6,638,711
                                                   ------------
TRANSPORTATION -- 0.4%
    FedEx Corp......................       1,300         80,639
    United Parcel Service, Inc.
      Cl-B@.........................      12,800        815,360
                                                   ------------
                                                        895,999
                                                   ------------
UTILITIES -- 1.9%
    Edison International Co.*.......      82,200      1,350,546
    Entergy Corp....................      12,600        665,028
    Exelon Corp.....................      25,500      1,525,155
    UGI Corp........................      12,000        380,400
                                                   ------------
                                                      3,921,129
                                                   ------------
TOTAL COMMON STOCK
  (Cost $113,203,206)...............                119,413,557
                                                   ------------
                                         PAR
                                        (000)
                                      ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.6%
    Federal Home Loan Bank
      1.875%, 06/15/06..............  $    2,000      2,006,636
                                                   ------------
    Federal Home Loan Mortgage Corp.
      6.50%, 06/01/16-06/01/16......         810        850,733
      7.00%, 06/01/14-08/01/29......         756        801,492
                                                   ------------
                                                      1,652,225
                                                   ------------

                                         PAR
                                        (000)         VALUE
                                        -----         -----
    Federal National Mortgage Assoc.
      1.68%, 07/25/17 [FRN].........  $      745   $    744,440
      4.50%, 08/31/18...............       1,000      1,017,188
      5.00%, 07/25/22...............         644        665,167
      5.50%, 12/01/16-08/31/33......       4,459      4,597,682
      6.00%, 12/01/13-11/01/32......       6,009      6,252,091
      6.50%, 01/01/32-08/01/32......       1,493      1,557,618
      7.00%, 05/01/11-06/01/32......       2,359      2,488,539
      7.50%, 03/01/27-09/01/30......         434        461,700
                                                   ------------
                                                     17,784,425
                                                   ------------
    Government National Mortgage
      Assoc.
      6.00%, 04/15/28-05/15/28......         270        284,604
      6.50%, 03/15/28-04/15/28......         285        299,788
      7.00%, 12/15/27-05/15/31......         949      1,003,170
      7.50%, 05/15/30...............         256        272,071
      8.00%, 03/15/27...............          18         19,759
      8.75%, 01/15/27-04/15/27......          37         40,241
                                                   ------------
                                                      1,919,633
                                                   ------------
    (Cost $22,895,234)..............                 23,362,919
                                                   ------------
CORPORATE OBLIGATIONS -- 9.8%
BROADCASTING -- 0.3%
    Clear Channel Communications,
      Inc.
      4.25%, 05/15/09...............         400        405,627
    News America Holdings Co.
      7.75%, 01/20/24...............         150        174,286
                                                   ------------
                                                        579,913
                                                   ------------
CABLE TELEVISION -- 0.5%
    Comcast Cable Communications
      Corp.
      8.375%, 05/01/07..............         350        413,425
    Comcast Corp. Cl-A
      5.50%, 03/15/11...............         200        214,223
    Cox Communications, Inc. Cl-A
      6.75%, 03/15/11...............         250        292,050
                                                   ------------
                                                        919,698
                                                   ------------
CHEMICALS -- 0.2%
    Crompton Corp.
      8.50%, 03/15/05...............         450        474,750
                                                   ------------
CONGLOMERATES -- 0.1%
    Tyco International Group SA
      6.125%, 01/15/09@.............         250        261,250
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 0.2%
    Dial Corp.
      7.00%, 08/15/06...............         400        452,780
                                                   ------------

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         PAR
                                        (000)         VALUE
                                        -----         -----
DIVERSIFIED -- 1.8%
    Lehman Brothers Targeted Return
      Index Securities Trust
      Series 10-2002 [TRAINS]
      6.829%, 01/15/12 144A.........  $    1,314   $  1,526,611
    Lehman Brothers Targeted Return
      Index Securities Trust
      Series L-2002 [TRAINS]
      7.754%, 11/15/31 144A.........         528        657,417
    Morgan Stanley Traded Custody
      Receipts
      Series 2002-2 [TRACERS]
      7.524%, 03/01/32 144A.........       1,122      1,363,211
                                                   ------------
                                                      3,547,239
                                                   ------------
ENTERTAINMENT & LEISURE -- 0.5%
    AOL Time Warner, Inc.
      7.625%, 04/15/31..............         300        347,532
    Disney, (Walt) Co.
      5.50%, 12/29/06...............         400        436,437
    Park Place Entertainment, Inc.
      7.875%, 12/15/05..............         300        320,625
                                                   ------------
                                                      1,104,594
                                                   ------------
ENVIRONMENTAL SERVICES -- 0.4%
    Waste Management, Inc.
      7.00%, 10/15/06...............         400        452,597
      6.50%, 11/15/08...............         300        343,395
                                                   ------------
                                                        795,992
                                                   ------------
FINANCIAL-BANK & TRUST -- 0.9%
    Bank One Corp.
      3.70%, 01/15/08...............         350        364,309
      4.90%, 04/30/15...............         150        155,163
    Credit Suisse First Boston, Inc.
      1.367%, 06/19/06 [FRN]........         300        300,001
      5.75%, 04/15/07...............         300        333,579
    Deutsche Bank
      5.375%, 03/02/15..............         150        160,228
    U.S. Bancorp
      2.75%, 03/30/06...............         400        408,500
                                                   ------------
                                                      1,721,780
                                                   ------------
FINANCIAL SERVICES -- 2.7%
    American General Finance
      4.50%, 11/15/07...............         300        319,236
    American International Group,
      Inc.
      4.25%, 05/15/13 144A..........         300        299,987
    Caterpillar Financial Services
      Corp.
      2.59%, 07/15/06...............         400        406,074
    Citigroup, Inc.
      7.25%, 10/01/10...............         600        728,027
    Countrywide Financial Corp.
      4.25%, 12/19/07...............         350        368,026
    Ford Motor Credit Corp.
      1.74%, 06/30/05 [FRN].........         250        241,978

                                         PAR
                                        (000)         VALUE
                                        -----         -----
    General Electric Capital Corp.
      6.00%, 06/15/12...............  $      300   $    339,227
    General Motors Acceptance Corp.
      3.339%, 03/04/05 [FRN]........         400        400,618
      4.50%, 07/15/06...............         250        251,368
      5.125%, 05/09/08@.............         150        148,382
    John Deere Capital Corp.
      5.10%, 01/15/13...............         350        370,055
    Merrill Lynch & Co., Inc.
      2.07%, 06/12/06...............         350        348,564
      3.70%, 04/21/08...............         350        361,818
    Morgan Stanley
      4.25%, 05/15/10...............         400        412,327
    Pemex Project Funding Master
      Trust
      7.375%, 12/15/14 144A.........          50         54,875
      7.375%, 12/15/14..............         250        274,375
                                                   ------------
                                                      5,324,937
                                                   ------------
INSURANCE -- 0.2%
    Monumental Global Funding II
      3.85%, 03/03/08 144A..........         350        362,146
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.2%
    Beckman Coulter, Inc.
      7.45%, 03/04/08...............         400        472,310
                                                   ------------
METALS & MINING -- 0.2%
    WMC Finance USA
      5.125%, 05/15/13 144A.........         400        413,915
                                                   ------------
OIL & GAS -- 0.5%
    Anadarko Petroleum Corp.
      7.95%, 04/15/29...............         250        325,686
    Burlington Resources, Inc.
      6.50%, 12/01/11...............         200        234,081
    Constellation Energy Group
      7.00%, 04/01/12...............         200        233,357
    Occidental Petroleum Corp.
      4.25%, 03/15/10...............         300        313,443
                                                   ------------
                                                      1,106,567
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.1%
    Abitibi-Consolidated, Inc.
      7.875%, 08/01/09..............         200        223,000
                                                   ------------
RESTAURANTS -- 0.4%
    Tricon Global Restaurants, Inc.
      8.875%, 04/15/11..............         650        773,500
                                                   ------------
RETAIL & MERCHANDISING -- 0.1%
    Sears, Roebuck & Co.
      6.25%, 01/15/04...............         200        203,250
                                                   ------------
TELECOMMUNICATIONS -- 0.2%
    AT&T Broadband Corp.
      8.375%, 03/15/13..............          48         60,242
    AT&T Corp.
      6.00%, 03/15/09...............           5          5,358

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         PAR
                                        (000)         VALUE
                                        -----         -----
    AT&T Wireless Services, Inc.
      7.875%, 03/01/11..............  $      100   $    118,490
      8.75%, 03/01/31...............         150        186,070
                                                   ------------
                                                        370,160
                                                   ------------
UTILITIES -- 0.3%
    Dominion Resources, Inc.
      4.125%, 02/15/08..............         300        314,388
      5.00%, 03/15/13...............         200        207,777
    Sempra Energy Co.
      6.00%, 02/01/13...............         150        165,686
                                                   ------------
                                                        687,851
                                                   ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $18,518,713)................                 19,795,632
                                                   ------------
U.S. TREASURY OBLIGATIONS -- 9.7%
    U.S. Treasury Bonds
      8.875%, 08/15/17..............         200        302,625
      6.375%, 08/15/27..............       1,600      2,004,813
                                                   ------------
                                                      2,307,438
                                                   ------------
    U.S. Treasury Notes
      2.125%, 08/31/04@.............       4,800      4,860,192
      1.75%, 12/31/04...............       3,100      3,127,854
      1.625%, 03/31/05..............       3,000      3,021,564
      3.25%, 08/15/07@..............       1,700      1,774,708
      4.375%, 08/15/12..............         400        429,016
      3.625%, 05/15/13@.............       3,400      3,427,628
      5.375%, 02/15/31@.............         550        619,502
                                                   ------------
                                                     17,260,464
                                                   ------------
      (Cost $19,418,356)............                 19,567,902
                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.2%
    Chase Mortgage Finance Corp.
      Series 2001-S3 Cl-A1
      6.50%, 07/25/16...............         135        136,265
    Commercial Mortgage Acceptance
      Corp.
      Series 1998-C2 Cl-X
      5.68%, 09/15/30 [IO]+.........       8,129        392,317
    Commercial Mortgage Acceptance
      Corp.
      Series 1999-C1 Cl-A2
      7.03%, 06/15/31...............         600        711,930
    Commercial Mortgage Asset Trust
      Series 1999-C1 Cl-A2
      6.585%, 01/17/32..............         400        459,938
    Credit-Based Asset Servicing and
      Securitization
      Series 2001-CB2 Cl-A2F
      5.974%, 03/25/19..............         950        961,450
    First Union National Bank
      Commercial Mortgage
      Series 2002-C1 Cl-A2
      6.141%, 02/12/34..............         800        918,023
    GMAC Commercial Mortgage
      Securities, Inc.
      Series 2002-C2 Cl-A1
      4.321%, 10/15/38..............         566        594,421

                                         PAR
                                        (000)         VALUE
                                        -----         -----
    J.P. Morgan Chase Commercial
      Mortgage Corp.
      Series 2002-Fl1A Cl-A2
      1.62%, 02/14/15 144A [FRN]....  $      650   $    650,192
    Morgan Stanley Capital I
      Series 1998-WF1 Cl-A1
      6.25%, 03/15/30...............          76         81,548
    Mortgage Capital Funding, Inc.
      Series 1998-MC3 Cl-A2
      6.337%, 11/18/31..............         700        799,166
    NationsLink Funding Corp.
      Series 1998-2 Cl-A1
      6.00%, 08/20/30...............         128        137,054
    Wachovia Bank Commercial
      Mortgage Trust
      Series 2003-C4 Cl-A2
      4.566%, 04/15/35..............         600        626,709
                                                   ------------
      (Cost $6,264,222).............                  6,469,013
                                                   ------------
                                        SHARES
                                        ------
EXCHANGE TRADED FUNDS -- 1.0%
    REGISTERED INVESTMENT COMPANIES
      iShares GS $ InvesTop
        Corporate Bond Fund@
      (Cost $1,938,468).............      18,000      2,063,340
                                                   ------------
                                         PAR
                                        (000)
                                      ----------
ASSET BACKED SECURITIES -- 0.9%
    AmeriCredit Automobile
      Receivables Trust
      Series 1999-D Cl-A3
      7.02%, 12/12/05...............  $      360        367,365
    Bayview Financial Acquisition
      Trust
      Series 1998-B Cl-M1 [FRB]
      2.72%, 06/25/36 144A..........         244        244,952
    CIT RV Trust Series 1998-A Cl-A4
      6.09%, 02/15/12...............         182        186,021
    Ford Credit Auto Owner Trust
      Series 2002-A Cl-B
      4.79%, 11/15/06...............         350        365,958
    Long Beach Assets Holdings Corp.
      Series 2002-2
      8.50%, 07/25/32 144A..........          38         38,420
    Onyx Acceptance Auto Trust
      Series 2002-A Cl-A4
      13.61%, 10/20/08..............          75         74,643
    Peco Energy Transition Trust
      Series 1999-A Cl-A6
      6.05%, 03/01/09...............         500        557,191
                                                   ------------
      (Cost $1,789,870).............                  1,834,550
                                                   ------------
FOREIGN BONDS -- 0.6%
FINANCIAL SERVICES -- 0.2%
    Diageo Capital PLC -- (GBP)
      3.375%, 03/20/08..............         350        358,110
                                                   ------------

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         PAR
                                        (000)         VALUE
                                        -----         -----
TELECOMMUNICATIONS -- 0.4%
    Deutsche Telekom International
      Finance -- (NLG)
      8.75%, 06/15/30...............  $      200   $    255,733
    Vodafone Group PLC -- (GBP)
      5.375%, 01/30/15..............         600        642,464
                                                   ------------
                                                        898,197
                                                   ------------
TOTAL FOREIGN BONDS
  (Cost $1,212,276).................                  1,256,307
                                                   ------------
SOVEREIGN ISSUES -- 0.6%
CANADA
    Province of Ontario
      3.50%, 09/17/07...............         700        729,042
    Province of Quebec
      7.50%, 09/15/29...............         350        468,331
                                                   ------------
      (Cost $1,131,127).............                  1,197,373
                                                   ------------
MUNICIPAL BONDS -- 0.5%
ILLINOIS -- 0.3%
    Illinois State
      5.10%, 06/01/33...............         600        590,022
                                                   ------------
NEW JERSEY -- 0.2%
    New Jersey State Turnpike
      4.252%, 01/01/16..............         400        400,076
                                                   ------------
    TOTAL MUNICIPAL BONDS
      (Cost $1,007,106).............                    990,098
                                                   ------------
                                        SHARES
                                      ----------
FOREIGN STOCK -- 0.1%
    Chemicals Methanex Corp. --
      (CAD)
    (Cost $106,121).................      10,500        112,235
                                                   ------------
                                         PAR
                                        (000)
                                        -----
SHORT-TERM INVESTMENTS -- 6.1%
    U.S. Government Agency
      Obligations
    Federal Home Loan Bank
      0.80%, 07/01/03
      (Cost $12,400,000)............  $   12,400     12,400,000
                                                   ------------

                                         PAR
                                        (000)         VALUE
                                        -----         -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 14.0%
CERTIFICATES OF DEPOSIT -- 7.0%
    American Express Centurion
      1.42%, 12/12/03 [FRN].........  $      248   $    248,265
    American Express Credit Corp.
      1.31%, 04/16/04 [FRN].........         206        206,276
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]..........         230        229,557
      1.37%, 01/16/04 [FRN].........         772        772,349
    Dresdner Bank
      1.78%, 10/06/03 [FRN].........         100         99,536
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN].........         881        880,715
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03...............       1,682      1,681,603
      1.38%, 07/07/03...............       1,446      1,446,357
      1.26%, 07/28/03...............       1,305      1,304,592
    Monumental Global Funding
      1.48%, 05/28/04...............       1,794      1,794,037
    Morgan Stanley
      1.34%, 10/22/03 [FRN].........          17         17,473
      1.33%, 11/07/03 [FRN].........       1,135      1,134,593
      1.36%, 01/12/04 [FRN].........       1,197      1,196,724
      1.33%, 03/12/04 [FRN].........         356        355,952
    National City Bank of Indiana
      1.59%, 11/10/03 [FRN].........       1,156      1,156,355
    Svenska Handelsbanken
      1.44%, 07/01/03...............       1,062      1,062,063
    UBS Warburg
      1.38%, 07/01/03...............         515        515,332
                                                   ------------
                                                     14,101,779
                                                   ------------
COMMERCIAL PAPER -- 0.2%
    Crown Point Capital Co.
      1.25%, 07/14/03...............         149        149,589
    Depfa Bank PLC
      1.00%, 08/19/03...............         163        163,028
                                                   ------------
                                                        312,617
                                                   ------------
                                        SHARES
                                      ----------
NON-REGISTERED INVESTMENT COMPANIES -- 6.6%
    Institutional Money Market
      Trust.........................  13,285,779     13,285,779
                                                   ------------

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         PAR
                                        (000)         VALUE
                                        -----         -----
REPURCHASE AGREEMENTS -- 0.2%
    UBS AG
      1.00%, dated 06/30/03,
      maturing 07/01/03, repurchase
      price $442,539 (Collateralized
      by U.S. Treasury Notes, 3.25%,
      par value $446,357, market
      value $451,416 due
      12/31/03).....................  $      443   $    442,526
                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $28,142,701)................                 28,142,701
                                                   ------------
TOTAL INVESTMENTS -- 117.1%
  (Cost $228,027,400)...............                236,605,627
LIABILITIES IN EXCESS OF
  OTHER ASSETS# -- (17.1%)..........                (34,584,055)
                                                   ------------
NET ASSETS -- 100.0%................               $202,021,572
                                                   ============

# Cash of $71,250 has been segregated with the custodian to cover requirements for the following open futures contracts at June 30, 2003:

                       EXPIRATION    NUMBER OF     UNREALIZED
DESCRIPTION              MONTH       CONTRACTS    DEPRECIATION
--------------------------------------------------------------
S&P 500..............    09/03           5          $(34,500)
                                                    ========

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST GABELLI SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 SHARES        VALUE
                                                 ------        -----
COMMON STOCK -- 94.5%
ADVERTISING -- 0.1%
    Interep National Radio Sales, Inc.*......      47,500   $    132,525
    Penton Media, Inc.*@.....................     310,000        182,900
                                                            ------------
                                                                 315,425
                                                            ------------
AEROSPACE -- 1.2%
    Alliant Techsystems, Inc.*...............      20,850      1,082,324
    Curtiss-Wright Corp. Cl-B................      41,000      2,554,300
    Embraer Aircraft Corp. [ADR].............       7,000        133,700
    Fairchild Corp. Cl-A*....................     295,300      1,190,059
    Orbital Science Corp. Warrants*..........         482          1,624
    Sequa Corp. Cl-A*........................      29,600      1,015,280
    Sequa Corp. Cl-B*........................       7,000        289,520
                                                            ------------
                                                               6,266,807
                                                            ------------
AIRLINES -- 0.2%
    Midwest Express Holdings, Inc.*..........      95,000        248,900
    Northwest Airlines Corp.*................      82,290        929,054
                                                            ------------
                                                               1,177,954
                                                            ------------
AUTOMOBILE MANUFACTURERS -- 0.5%
    Monaco Coach Corp.*......................       3,000         45,990
    Navistar International Corp.*@...........      80,000      2,610,400
    Thor Industries, Inc.....................       4,000        163,280
                                                            ------------
                                                               2,819,670
                                                            ------------
AUTOMOTIVE PARTS -- 2.2%
    BorgWarner, Inc..........................      33,000      2,125,200
    Cooper Tire & Rubber Co..................      60,000      1,055,400
    Dana Corp................................     100,000      1,156,000
    Federal-Mogul Corp.*@....................      80,000         26,400
    Midas, Inc.*.............................      91,000      1,102,920
    Myers Industries, Inc....................     310,000      2,945,000
    Raytech Corp.*...........................      40,000        170,000
    Standard Motor Products, Inc.............     130,000      1,443,000
    TBC Corp.*...............................      70,000      1,333,500
    Transpro, Inc.*..........................      40,000        179,200
                                                            ------------
                                                              11,536,620
                                                            ------------
BEVERAGES -- 1.3%
    Boston Beer Co., Inc. Cl-A*..............      78,000      1,123,200
    PepsiAmericas, Inc.......................     380,000      4,772,800
    Robert Mondavi Corp. Cl-A*...............      31,400        794,734
                                                            ------------
                                                               6,690,734
                                                            ------------
BROADCASTING -- 8.3%
    Beasley Broadcast Group, Inc.*...........     200,000      2,736,000
    Crown Media Holdings, Inc.*..............     270,000      1,115,100
    Fisher Companies, Inc.*..................      72,000      3,521,520
    Granite Broadcasting Corp.*..............     297,000        908,820
    Gray Television, Inc. Cl-A...............      26,000        319,800
    Gray Television, Inc. Cl-B...............     198,500      2,461,400
    Grupo Televisa SA [ADR]..................      19,000        655,500
    Media General, Inc. CL-A.................     150,300      8,597,159
    News Corp. Ltd. [ADR]....................      45,000      1,127,250

                                                 SHARES        VALUE
                                                 ------        -----
    Paxson Communications Corp.*.............     470,000   $  2,815,300
    Saga Communications, Inc. Cl-A*..........     100,000      1,945,000
    Salem Communications Corp. Cl-A*.........      71,300      1,426,784
    SBS Broadcasting SA NY Reg.*.............      45,300        808,605
    Scripps, (E.W.) Co. CI-A@................      47,000      4,169,840
    Sinclair Broadcast Group, Inc.*..........     400,000      4,644,000
    Spanish Broadcasting Systems, Inc.
      Cl-A*..................................      50,000        407,500
    The Liberty Corp.........................      35,000      1,487,500
    UnitedGlobalCom, Inc. Cl-A*@.............     275,000      1,421,750
    Young Broadcasting, Inc. Cl-A*...........     190,700      4,029,491
                                                            ------------
                                                              44,598,319
                                                            ------------
BUILDING MATERIALS -- 2.9%
    Apogee Enterprises, Inc..................      96,150        867,273
    Fedders Corp.............................     310,000        951,700
    Florida Rock Industries, Inc.............       5,000        206,400
    Gibraltar Steel Corp.....................      95,000      1,945,600
    Hughes Supply, Inc.......................       1,000         34,700
    Modine Manufacturing Co..................     230,000      4,455,100
    Skyline Corp.............................      60,000      1,800,000
    Texas Industries, Inc....................      42,850      1,019,830
    Thomas Industries, Inc...................     147,000      3,976,350
                                                            ------------
                                                              15,256,953
                                                            ------------
BUSINESS SERVICES -- 1.0%
    Companie Generale de Geophysique SA
      [ADR]*.................................      36,000        162,720
    Edgewater Technology, Inc.*..............     420,000      2,016,000
    GP Strategies Corp.*.....................      50,000        304,000
    Insurance Auto Auctions, Inc.*...........      60,440        759,126
    Kroll, Inc.*.............................      13,000        351,780
    New England Business Service, Inc........      12,000        360,000
    Professional Staff PLC [ADR]*............     120,000        247,800
    StarTek, Inc.*...........................      20,000        526,000
    UniFirst Corp............................       2,000         43,800
    Viad Corp................................      22,600        506,014
                                                            ------------
                                                               5,277,240
                                                            ------------
CABLE TELEVISION -- 1.7%
    Cablevision Systems New York Group
      Cl-A*..................................     405,000      8,407,800
    Rogers Communications, Inc. Cl-B.........      52,000        834,600
                                                            ------------
                                                               9,242,400
                                                            ------------
CHEMICALS -- 4.7%
    A. Schulman, Inc.@.......................      58,000        931,480
    Airgas, Inc..............................       2,000         33,500
    Albemarle Corp...........................     120,000      3,356,400
    Arch Chemicals, Inc......................     155,000      2,960,500
    Cytec Industries, Inc.*..................      34,105      1,152,749
    Ethyl Corp.*.............................      30,000        298,500
    Ferro Corp...............................     180,000      4,055,400
    Fuller, (H.B.) Co........................      44,180        972,844
    Great Lakes Chemical Corp.@..............     150,000      3,060,000

AST GABELLI SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 SHARES        VALUE
                                                 ------        -----
    Hercules, Inc.*..........................     443,100   $  4,386,689
    MacDermid, Inc...........................      68,000      1,788,400
    Omnova Solutions, Inc.*..................     130,000        525,200
    Penford Corp.............................      31,150        347,946
    TETRA Technologies, Inc.*................      40,000      1,186,000
                                                            ------------
                                                              25,055,608
                                                            ------------
CLOTHING & APPAREL -- 0.5%
    Dan River, Inc. Cl-A*....................      95,000        255,550
    Hartmarx Corp.*..........................     350,000      1,046,500
    Unifi, Inc.*.............................      15,000         93,000
    Wolverine World Wide, Inc................      65,000      1,251,900
                                                            ------------
                                                               2,646,950
                                                            ------------
COMPUTER SERVICES & SOFTWARE -- 0.8%
    Analysts International Corp.*............      12,000         29,904
    Baldwin Technology Co., Inc. Cl-A*.......      55,000         35,200
    BNS Co.*.................................     100,000        500,000
    CompuCom Systems, Inc.*..................      30,000        135,600
    Intergraph Corp.*........................      63,340      1,361,810
    Keane, Inc.*@............................      15,000        204,450
    PeopleSoft, Inc.*........................      20,000        351,800
    PracticeWorks, Inc.*.....................       1,000         19,300
    Progress Software Corp.*.................      22,000        456,060
    SPSS, Inc.*..............................      25,000        418,500
    Storage Networks, Inc.*..................     300,000        417,000
    Tyler Technologies, Inc.*................      75,000        318,750
    Xanser Corp.*............................     103,100        221,665
                                                            ------------
                                                               4,470,039
                                                            ------------
CONGLOMERATES -- 1.0%
    Brink's Co...............................      55,840        813,589
    Cendant Corp.*@..........................     160,000      2,931,200
    Griffon Corp.*...........................      26,680        426,880
    Park Ohio Holdings Corp.*................      46,500        229,710
    Tredegar Industries......................      58,500        876,915
                                                            ------------
                                                               5,278,294
                                                            ------------
CONSTRUCTION -- 0.2%
    Fleetwood Enterprises, Inc.*@............      50,000        370,000
    Insituform Technologies, Inc. Cl-A*......      31,000        548,080
    KB Home..................................       1,000         61,980
                                                            ------------
                                                                 980,060
                                                            ------------
CONSUMER PRODUCTS & SERVICES -- 5.6%
    Aaron Rents, Inc. Cl-A...................      51,000      1,239,300
    Aaron Rents, Inc. Cl-B...................     155,000      3,999,000
    Alberto Culver Co. Cl-B..................      24,950      1,242,011
    ANC Rental Corp.*@.......................      20,000            100
    Aviall, Inc.*............................      70,000        795,900
    Bowlin Travel Centers, Inc.*.............       8,000         14,800
    Church and Dwight Co., Inc...............      80,170      2,623,964
    CNS, Inc.*...............................      22,280        189,380
    Culp, Inc.*..............................      35,000        241,500
    Dollar Thrifty Automotive Group, Inc.*...      41,500        769,825

                                                 SHARES        VALUE
                                                 ------        -----
    Eagle Supply Group, Inc.*................      30,000   $     49,500
    Elizabeth Arden, Inc.*...................     100,000      1,317,000
    Energizer Holdings, Inc.*................      65,000      2,041,000
    Fortune Brands, Inc......................       8,000        417,600
    GC Companies, Inc.*......................     103,000         16,480
    Hasbro, Inc.@............................      55,810        976,117
    Jarden Corp.*............................       1,000         27,670
    National Presto Industries, Inc..........      25,200        796,320
    Oil-Dri Corp. of America.................     114,200      1,370,400
    Packaged Ice, Inc.*......................     280,000        954,800
    Revlon, Inc. Cl-A*@......................      13,401         40,203
    Rollins, Inc.............................     287,000      5,409,950
    Roto-Rooter Inc..........................      75,100      2,864,314
    ServiceMaster Co.........................      41,760        446,832
    The Dial Corp............................      50,000        972,500
    The Scotts Co. Cl-A*@....................       5,000        247,500
    WD-40 Co.................................      22,000        628,100
    Weider Nutrition International, Inc.*....     172,000        388,720
                                                            ------------
                                                              30,080,786
                                                            ------------
CONTAINERS & PACKAGING -- 1.0%
    Crown Holdings, Inc.*....................      90,000        642,600
    Greif Brothers Corp. Cl-A................     100,000      2,300,000
    Greif Brothers Corp. Cl-B................       5,200        131,300
    Packaging Dynamics Corp.*................      60,000        434,400
    Pactiv Corp.*@...........................      85,000      1,675,350
                                                            ------------
                                                               5,183,650
                                                            ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 5.9%
    Agere Systems, Inc. Cl-A*@...............     200,000        466,000
    Agere Systems, Inc. Cl-B*................      90,000        207,000
    AMETEK, Inc..............................      33,000      1,209,450
    Baldor Electric Co.......................     159,000      3,275,400
    BMC Industries, Inc.*....................     192,590        103,999
    C & D Technologies, Inc..................      15,000        215,400
    Capstone Turbine Corp.*..................      20,000         21,800
    Cooper Industries Ltd. Cl-A..............      30,000      1,239,000
    CTS Corp.................................     208,000      2,173,600
    Electro Rental Corp.*....................     208,300      2,245,474
    ESCO Technologies, Inc.*.................       1,500         66,000
    FARGO Electronics, Inc.*.................      22,000        214,060
    FLIR Systems, Inc.*......................       4,000        120,600
    Franklin Electric Co., Inc...............      28,000      1,558,200
    GrafTech International Ltd.*.............      20,000        109,000
    Katy Industries, Inc.*...................     132,100        644,648
    Lamson & Sessions Co.*...................     220,000      1,060,400
    Landauer, Inc............................      49,000      2,049,670
    Lecroy Corp.*............................      11,000        106,260
    Littelfuse, Inc.*........................     105,000      2,347,800
    Magnetek, Inc.*..........................     148,000        375,920
    Methode Electronics, Inc. Cl-A...........      85,000        913,750
    Park Electrochemical Corp................      22,000        438,900
    Parker-Hannifin Corp.....................       7,000        293,930
    Pentair, Inc.............................      47,300      1,847,538

AST GABELLI SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 SHARES        VALUE
                                                 ------        -----
    Pioneer-Standard Electronics, Inc........      30,000   $    254,400
    SL Industries, Inc.*.....................       7,000         46,725
    Thomas & Betts Corp.*....................     472,000      6,820,400
    Woodward Governor Co.....................      24,600      1,057,800
                                                            ------------
                                                              31,483,124
                                                            ------------
ENTERTAINMENT & LEISURE -- 3.2%
    Brunswick Corp...........................      48,220      1,206,464
    Canterbury Park Holding Corp.............      13,000        147,875
    Churchill Downs, Inc.....................      20,000        766,200
    Dover Downs Gaming & Entertainment,
      Inc....................................     132,000      1,221,000
    Dover Motorsports, Inc...................     160,000        656,000
    Gaylord Entertainment Co. Cl-A*..........     173,940      3,404,006
    Gemstar-TV Guide International, Inc.*....     345,000      1,756,050
    Magna Entertainment Corp.*...............     250,000      1,250,000
    Metro-Goldwyn-Mayer, Inc.*...............     110,000      1,366,200
    Pinnacle Entertainment, Inc.*............      60,500        411,400
    Six Flags, Inc.*@........................     295,000      2,000,100
    Station Casinos, Inc.*...................      12,560        317,140
    The Topps Co., Inc.......................     152,940      1,313,755
    World Wrestling Entertainment, Inc.......     123,000      1,265,670
                                                            ------------
                                                              17,081,860
                                                            ------------
ENVIRONMENTAL SERVICES -- 1.2%
    Allied Waste Industries, Inc.*...........     200,000      2,010,000
    Catalytica Energy Systems, Inc.*.........      30,000         81,000
    CUNO, Inc.*..............................       5,000        180,600
    Met-Pro Corp.............................       4,000         57,760
    Newpark Resources, Inc.*.................     200,000      1,096,000
    Republic Services, Inc.*.................     100,000      2,267,000
    Waste Connections, Inc.*.................      15,000        525,750
                                                            ------------
                                                               6,218,110
                                                            ------------
EQUIPMENT SERVICES -- 0.3%
    Gerber Scientific, Inc.*.................     175,000      1,165,500
    Industrial Distribution Group, Inc.*.....     175,000        511,000
                                                            ------------
                                                               1,676,500
                                                            ------------
FARMING & AGRICULTURE -- 0.1%
    Delta & Pine Land Co.....................      20,420        448,832
                                                            ------------
FINANCIAL-BANK & TRUST -- 1.8%
    Community First Bankshares, Inc..........     112,500      3,071,250
    Crazy Woman Creek Bancorp, Inc...........       9,500        144,400
    First Republic Bank*.....................      60,000      1,596,000
    Hibernia Corp. Cl-A......................      50,000        908,000
    Silicon Valley Bancshares*...............      85,000      2,023,850
    Southwest Bancorporation of Texas,
      Inc.*@.................................      30,000        975,300
    TCF Financial Corp.......................      27,890      1,111,138
                                                            ------------
                                                               9,829,938
                                                            ------------
FINANCIAL SERVICES -- 0.8%
    BKF Capital Group, Inc.*.................     100,000      2,183,000
    CIT Group, Inc.@.........................      56,000      1,380,400

                                                 SHARES        VALUE
                                                 ------        -----
    Countrywide Financial Corp...............       8,000   $    556,560
    Interactive Data Corp.*..................      12,000        202,800
                                                            ------------
                                                               4,322,760
                                                            ------------
FOOD -- 6.2%
    Corn Products International, Inc.........     155,000      4,654,650
    Del Monte Foods Co.*.....................     509,450      4,503,538
    Flowers Foods, Inc.......................     345,000      6,817,200
    Hain Celestial Group, Inc.*..............      30,000        479,700
    Ingles Markets, Inc. Cl-A................     111,000      1,121,100
    International Multifoods Corp.*..........     182,700      4,185,657
    Interstate Bakeries Corp.................      82,000      1,041,400
    John B. Sanfillippo & Sons, Inc.*........       6,000         96,900
    Performance Food Group Co.*..............      20,000        740,000
    Ralcorp Holdings, Inc.*..................      40,000        998,400
    Sensient Technologies Corp...............     170,000      3,908,300
    Suprema Specialties, Inc.*+..............       1,000              0
    The J.M. Smucker Co......................      35,000      1,396,150
    Twinlab Corp.*...........................     395,000         90,850
    Weis Markets, Inc........................      93,700      2,906,574
                                                            ------------
                                                              32,940,419
                                                            ------------
FURNITURE -- 0.1%
    Stanley Furniture Co., Inc...............      25,000        685,250
                                                            ------------
HEALTHCARE SERVICES -- 0.2%
    Apria Healthcare Group, Inc.*............      16,460        409,524
    Laboratory Corp. of America Holdings*@...      12,890        388,634
    Odyssey Healthcare, Inc.*................       3,000        111,000
    Orthodontic Centers Of America, Inc.*....      45,180        361,892
                                                            ------------
                                                               1,271,050
                                                            ------------
HOTELS & MOTELS -- 0.8%
    Aztar Corp.*.............................     103,000      1,659,330
    Boca Resorts, Inc. Cl-A*.................      93,700      1,218,100
    Kerzner International Ltd.*..............      30,000        966,300
    La Quinta Corp.*.........................     100,000        431,000
    Trump Hotels & Casino Resorts, Inc.*.....      25,000         48,750
    Wyndham International, Inc. Cl-A*........     220,000         96,800
                                                            ------------
                                                               4,420,280
                                                            ------------
INDUSTRIAL PRODUCTS -- 2.8%
    Acuity Brands, Inc.......................      60,000      1,090,200
    Core Molding Technologies, Inc.*.........     160,000        312,000
    Crane Co.................................     170,000      3,847,100
    Donaldson Co., Inc.@.....................      50,000      2,222,500
    Kaman Corp. Cl-A.........................     290,000      3,390,100
    Precision Castparts Corp.................      23,000        715,300
    Roper Industries, Inc.@..................      58,000      2,157,600
    Standex International Corp...............      20,000        420,000
    The Eastern Co...........................      22,000        321,200
    TransTechnology Corp.*...................      40,000        217,600
                                                            ------------
                                                              14,693,600
                                                            ------------

AST GABELLI SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 SHARES        VALUE
                                                 ------        -----
INSURANCE -- 1.4%
    Alleghany Corp.*.........................       6,200   $  1,184,200
    Argonaut Group, Inc.*....................      57,000        702,810
    CNA Financial Corp.*.....................     175,000      1,723,750
    Everest Reinsurance Group Ltd............      15,000      1,147,500
    Presidential Life Corp...................      29,000        409,190
    ProAssurance Corp.*......................      48,000      1,295,520
    Triad Guaranty, Inc.*....................       1,000         37,950
    UnumProvident Corp.@.....................      60,000        804,600
                                                            ------------
                                                               7,305,520
                                                            ------------
INTERNET SERVICES -- 0.0%
    J Net Enterprises, Inc.*.................     130,000        140,400
                                                            ------------
MACHINERY & EQUIPMENT -- 5.7%
    Alamo Group, Inc.........................      12,000        146,640
    Albany International Corp. Cl-A..........      25,390        695,686
    Carbo Ceramics, Inc......................      40,000      1,490,000
    CLARCOR, Inc.............................     139,000      5,358,450
    Flowserve Corp.*.........................     195,000      3,835,650
    Gardner Denver, Inc.*....................       3,300         67,518
    Gencorp, Inc.............................     460,000      4,089,400
    Graco, Inc...............................      42,000      1,344,000
    IDEX Corp................................      80,000      2,899,200
    Lone Star Technologies, Inc.*............      46,000        974,280
    Smith, (A.O.) Corp.......................      40,000      1,126,000
    SPS Technologies, Inc.*..................     165,000      4,461,600
    Tennant Co...............................      77,050      2,831,588
    Thermo Electron Corp.*...................      50,000      1,051,000
                                                            ------------
                                                              30,371,012
                                                            ------------
MEDICAL SUPPLIES & EQUIPMENT -- 3.7%
    Apogent Technologies, Inc.*@.............     130,120      2,602,400
    Cytyc Corp.*.............................      66,690        701,579
    DENTSPLY International, Inc..............       9,000        368,100
    Exactech, Inc.*..........................      10,000        144,000
    Henry Schein, Inc.*......................      12,000        628,080
    INAMED Corp.*............................      22,000      1,181,180
    Interpore International, Inc.*...........       1,600         20,368
    Inverness Medical Innovations, Inc.*@....      30,000        579,000
    Invitrogen Corp.*........................      42,000      1,611,540
    Ocular Sciences, Inc.*...................      20,000        397,000
    Orthofix International NV*...............       4,000        130,960
    Owens & Minor, Inc.......................     167,500      3,743,625
    Patterson Dental Co.*....................       8,000        363,040
    Sola International, Inc.*................      70,000      1,218,000
    Sybron Dental Specialties, Inc.*.........     250,000      5,900,000
    Viasys Healthcare, Inc.*.................       2,000         41,400
    Young Innovations, Inc.*.................       3,000         85,500
                                                            ------------
                                                              19,715,772
                                                            ------------
METALS & MINING -- 1.9%
    Barrick Gold Corp........................     195,000      3,490,500
    Circor International, Inc................      25,000        445,750

                                                 SHARES        VALUE
                                                 ------        -----
    Kinross Gold Corp.*......................      19,500   $    131,625
    Layne Christensen Co.*...................      58,000        468,060
    Material Sciences Corp...................     335,320      3,252,604
    Newmont Mining Corp.@....................      48,000      1,558,080
    WHX Corp.*@..............................      30,000         63,000
    Worthington Industries, Inc..............      40,000        536,000
                                                            ------------
                                                               9,945,619
                                                            ------------
OFFICE EQUIPMENT -- 0.7%
    Danka Business Systems PLC [ADR]*........      78,880        304,398
    Hon Industries, Inc......................      21,730        662,765
    Imagistics International, Inc.*..........      10,000        258,000
    McGrath Rentcorp.........................      65,000      1,738,100
    Nashua Corp.*............................     100,000        890,000
                                                            ------------
                                                               3,853,263
                                                            ------------
OIL & GAS -- 4.4%
    Callon Petroleum Co.*....................      59,000        420,080
    Devon Energy Corp.@......................      34,000      1,815,600
    EOG Resources, Inc.......................      46,500      1,945,560
    Equitable Resources, Inc.................      55,000      2,240,700
    Forest Oil Corp.*........................     110,000      2,763,200
    Key Energy Services, Inc.*...............      52,850        566,552
    Kinder Morgan, Inc.......................      42,000      2,295,300
    Nicor, Inc...............................       4,000        148,440
    Northwest Natural Gas Co.................      14,600        397,850
    Penn Virginia Corp.......................      14,900        640,700
    Rowan Companies, Inc.*...................      83,000      1,859,200
    Semco Energy, Inc.@......................     100,000        582,000
    Southwestern Energy Co.*.................      26,000        390,260
    W-H Energy Services, Inc.*...............      12,000        233,760
    Watts Industries, Inc....................     221,300      3,950,205
    XTO Energy, Inc.@........................     160,000      3,217,600
                                                            ------------
                                                              23,467,007
                                                            ------------
PAPER & FOREST PRODUCTS -- 0.3%
    Boise Cascade Corp.......................      24,300        580,770
    CSS Industries, Inc......................      10,000        385,500
    Wausau-Mosinee Paper Corp................      80,000        896,000
                                                            ------------
                                                               1,862,270
                                                            ------------
PERSONAL SERVICES -- 0.9%
    Matthews International Corp. Cl-A........     160,000      3,961,600
    Whitman Education Group, Inc.*...........      55,000        844,250
                                                            ------------
                                                               4,805,850
                                                            ------------
PHARMACEUTICALS -- 0.2%
    Bone Care International, Inc.*...........      40,000        556,000
    Corixa Corp.*............................      50,000        386,500
                                                            ------------
                                                                 942,500
                                                            ------------
PRINTING & PUBLISHING -- 3.4%
    Bowne & Co., Inc.........................      62,570        815,287
    Hollinger International, Inc.............     121,510      1,308,663
    Journal Register Co.*....................     216,000      3,907,440

AST GABELLI SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 SHARES        VALUE
                                                 ------        -----
    Lee Enterprises, Inc.....................      75,000   $  2,814,750
    Martha Stewart Living Omnimedia,
      Inc.*@.................................       8,000         75,120
    McClatchy Co.............................      12,000        691,440
    Nelson, (Thomas), Inc.*..................      55,000        687,500
    PRIMEDIA, Inc.*..........................     600,000      1,830,000
    Pulitzer, Inc............................     105,000      5,189,100
    Scholastic Corp.*@.......................      21,260        633,123
                                                            ------------
                                                              17,952,423
                                                            ------------
REAL ESTATE -- 0.8%
    Glenborough Realty Trust, Inc. [REIT]....      70,000      1,340,500
    Griffin Land & Nurseries, Inc.*..........      45,000        621,225
    Innkeepers USA Trust [REIT]..............     100,000        680,000
    Sun Communities, Inc. [REIT].............      40,000      1,572,000
                                                            ------------
                                                               4,213,725
                                                            ------------
REGISTERED INVESTMENT COMPANIES -- 0.2%
    First Financial Fund, Inc.**.............      55,000        849,750
                                                            ------------
RESTAURANTS -- 1.4%
    IHOP Corp................................      15,990        504,804
    RARE Hospitality International, Inc.*....       8,000        261,440
    Ruby Tuesday, Inc.@......................      10,000        247,300
    The Steak 'n Shake Co.*..................     240,000      3,660,000
    Triarc Companies, Inc.*..................      86,830      2,604,032
    Wendy's International, Inc...............      16,000        463,520
                                                            ------------
                                                               7,741,096
                                                            ------------
RETAIL & MERCHANDISING -- 1.7%
    Bon-Ton Stores, Inc......................      45,000        222,750
    Casey's General Stores, Inc..............       8,000        113,120
    Coldwater Creek, Inc.*...................       1,000         12,330
    Cole National Corp.*.....................      20,022        250,675
    Dillard's, Inc. Cl-A.....................      27,160        365,845
    Fred's, Inc..............................      23,000        855,140
    Hancock Fabrics, Inc.....................       5,000         80,750
    Office Depot, Inc.*......................      46,790        678,923
    School Specialty, Inc.*..................       3,000         85,380
    The Neiman Marcus Group, Inc. Cl-A*......     101,000      3,696,601
    The Sports Authority, Inc.*..............      67,390        721,073
    United Auto Group, Inc.*.................      80,000      1,742,400
                                                            ------------
                                                               8,824,987
                                                            ------------
SEMICONDUCTORS -- 0.7%
    Axcelis Technologies, Inc.*..............     296,000      1,811,520
    MKS Instruments, Inc.*...................      20,000        361,400
    Mykrolis Corp.*..........................      61,500        624,225
    Oak Technology, Inc.*....................     180,000      1,117,800
                                                            ------------
                                                               3,914,945
                                                            ------------
TELECOMMUNICATIONS -- 3.5%
    Acme Communications, Inc.*...............     180,000      1,368,000
    Allen Telecom, Inc.*.....................      95,000      1,569,400

                                                 SHARES        VALUE
                                                 ------        -----
    AO VimpelCom [ADR]*......................      46,000   $  2,136,240
    Centennial Communications, Inc.*.........      76,000        304,000
    Cincinnati Bell Inc.*....................     350,000      2,345,000
    Citizens Communications Co.*.............      45,000        580,050
    Commonwealth Telephone Enterprises, Inc.
      Cl-B*..................................      17,000        782,000
    D & E Communications, Inc................      88,000      1,007,600
    Dobson Communications Corp.*.............      44,000        239,800
    General Communication, Inc.*.............      90,000        779,400
    Leap Wireless International, Inc.*@......      50,000          2,500
    Loral Space And Communications Ltd.*.....      40,000        122,000
    Nextel Communications, Inc. Cl-A*@.......     110,000      1,988,800
    Nextel Partners, Inc.*...................      30,000        219,000
    Pegasus Communications Corp.*............      20,000        591,600
    Plantronics, Inc.*.......................       5,000        108,350
    Rogers Wireless Communications, Inc.
      Cl-B*..................................      72,000      1,216,800
    Rural Cellular Corp.*@...................     120,000        504,000
    Sycamore Networks, Inc.*.................     352,000      1,348,160
    Triton PCS Holdings, Inc.*...............      18,000         90,900
    Western Wireless Corp. Cl-A*.............     110,000      1,268,300
                                                            ------------
                                                              18,571,900
                                                            ------------
TRANSPORTATION -- 0.5%
    GATX Corp................................      95,000      1,553,250
    Hub Group, Inc. Cl-A*....................      30,000        263,400
    Landstar System, Inc.*...................       1,000         62,850
    Ryder System, Inc........................      30,000        768,600
                                                            ------------
                                                               2,648,100
                                                            ------------
UTILITIES -- 6.5%
    AES Corp.*...............................      68,500        434,975
    Allegheny Energy, Inc.*@.................     190,100      1,606,345
    Allete Corp..............................      56,920      1,511,226
    Alliant Energy Corp.@....................      40,000        761,200
    American States Water Co.................       5,000        136,500
    Aquila, Inc.*............................     550,000      1,419,000
    Artesian Resources Corp. Cl-A............         300         10,800
    Atmos Energy Corp........................      31,000        768,800
    Avista Corp..............................      40,000        566,000
    Baycorp Holdings Ltd.*...................       1,000         13,900
    BIW Ltd..................................       1,000         18,150
    Black Hills Corp.........................       1,500         46,050
    California Water Service Group...........       5,000        140,600
    Cascade Natural Gas Corp.................      13,800        263,580
    Central Vermont Public Service Corp......      52,400      1,024,420
    CH Energy Group, Inc.....................      50,100      2,254,500
    Chesapeake Utilities Corp................       6,000        135,600
    Cleco Corp.@.............................      78,000      1,350,960
    CMS Energy Corp.*........................      30,000        243,000
    Connecticut Water Service, Inc...........       5,650        144,358
    Consolidated Water Co. Ltd...............       2,500         38,550

AST GABELLI SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 SHARES        VALUE
                                                 ------        -----
    Delta Natural Gas Co., Inc...............       3,000   $     70,470
    DQE, Inc.................................     200,000      3,014,000
    El Paso Electric Co.*....................     250,000      3,082,499
    Empire District Electric Co..............      20,000        435,000
    Energy West, Inc.*.......................       6,000         36,060
    EnergySouth, Inc.........................       1,200         39,360
    Green Mountain Power Corp................       1,000         20,000
    Maine Public Service Co.*................      12,000        390,120
    MGE Energy, Inc..........................       8,000        251,040
    Middlesex Water Co.......................       5,900        145,376
    New Jersey Resources Corp................      16,000        568,000
    NUI Corp.................................      35,000        543,200
    Otter Tail Power Co......................      12,000        323,760
    Pennichuck Corp..........................       1,001         24,725
    RGC Resources, Inc.......................       2,000         46,680
    SJW Corp.................................      22,900      1,952,225
    South Jersey Industries, Inc.............       8,500        313,225
    Southern Union Co.*......................      60,000      1,016,400
    Southwest Gas Corp.......................      70,000      1,482,600
    Southwest Water Co.......................      10,185        142,284
    The Laclede Group, Inc...................      10,000        268,000
    TXU Corp.@...............................      30,000        673,500
    UIL Holdings Corp........................      15,000        608,250
    Unisource Energy Corp....................      40,000        752,000
    Unitil Corp..............................      10,000        241,000
    Westar Energy, Inc.......................     370,000      6,005,099
    York Water Co............................       2,904         47,684
                                                            ------------
                                                              35,381,071
                                                            ------------
TOTAL COMMON STOCK
  (Cost $480,144,729)........................                504,456,442
                                                            ------------
PREFERRED STOCK-- 0.1%
AEROSPACE
    Sequa Corp. $5 [CVT]*
    (Cost $688,980)..........................       9,000        679,500
                                                            ------------
                                                  PAR
                                                 (000)
                                                 -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 6.9%
CERTIFICATES OF DEPOSIT -- 4.3%
    Bear Stearns Co., Inc.
      1.37%, 01/16/04 [FRN]..................  $    3,154      3,154,370
    Canadian Imperial Bank Corp.
      1.28%, 05/28/04........................         712        712,306
    Dresdner Bank
      1.78%, 10/06/03 [FRN]..................       3,139      3,138,739

                                                  PAR
                                                 (000)         VALUE
                                                 -----         -----
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN]..................  $       22   $     21,664
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03........................       1,632      1,631,731
      1.38%, 07/07/03........................       1,989      1,988,741
      1.26%, 07/28/03........................       1,486      1,486,474
    Monumental Global Funding
      1.48%, 05/28/04........................       1,578      1,577,527
    Morgan Stanley
      1.33%, 07/16/03 [FRN]..................       3,298      3,297,589
      1.34%, 10/22/03 [FRN]..................         127        126,672
    National City Bank of Indiana
      1.59%, 11/10/03 [FRN]..................       3,779      3,778,768
    Svenska Handelsbanken
      1.44%, 07/01/03........................       1,031      1,030,567
    UBS Warburg
      1.38%, 07/01/03........................         823        822,522
                                                            ------------
                                                              22,767,670
                                                            ------------
COMMERCIAL PAPER -- 0.0%
    Depfa Bank PLC
      1.00%, 08/19/03........................         252        252,305
                                                            ------------
                                                 SHARES
                                                 ------
NON-REGISTERED INVESTMENT COMPANIES -- 2.5%
    Institutional Money Market Trust.........  13,635,212     13,635,212
                                                            ------------
                                                  PAR
                                                 (000)
                                                 -----
REPURCHASE AGREEMENTS -- 0.1%
    UBS AG
      1.00%, dated 06/30/03, maturing
      07/01/03, repurchase price
      $429,415 (Collateralized by U.S.
      Treasury Notes, 3.25%, par value
      $433,120, market value $438,030
      due 12/31/03)..........................  $      429        429,403
                                                            ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $37,084,590).........................                 37,084,590
                                                            ------------
TOTAL INVESTMENTS -- 101.5%
  (Cost $517,918,299)........................                542,220,532
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (1.5%).....................                 (8,191,816)
                                                            ------------
NET ASSETS -- 100.0%.........................               $534,028,716
                                                            ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                       SHARES        VALUE
                                       ------        -----
FOREIGN STOCK -- 90.5%
AUSTRALIA -- 2.9%
    Macquarie Bank Ltd.............      396,000  $  7,648,736
    Toll Holdings Ltd..............      632,000     3,000,905
                                                  ------------
                                                    10,649,641
                                                  ------------
BRAZIL -- 2.4%
    Companhia de Bebidas das
      Americas.....................   18,000,000     3,650,179
    Petroleo Brasileiro SA [ADR]...      292,025     5,186,364
                                                  ------------
                                                     8,836,543
                                                  ------------
CANADA -- 5.4%
    Manulife Financial Corp........      255,000     7,167,213
    Petro-Canada...................      173,000     6,870,344
    Research in Motion Ltd.*.......      143,000     3,071,014
    Shoppers Drug Mart Corp.*......      130,700     2,500,975
                                                  ------------
                                                    19,609,546
                                                  ------------
FRANCE -- 4.0%
    Dior (Christian) SA............      152,100     6,081,764
    Klepierre......................       46,200     2,281,298
    Societe Generale Cl-A..........       97,000     6,148,688
                                                  ------------
                                                    14,511,750
                                                  ------------
GERMANY -- 6.0%
    Altana AG......................       51,400     3,242,824
    Deutsche Boerse AG.............       94,340     4,997,478
    Medion AG......................       60,800     2,643,357
    Puma AG Rudolf Dassler Sport...       24,900     2,473,358
    SAP AG.........................       72,500     8,550,275
                                                  ------------
                                                    21,907,292
                                                  ------------
GREECE -- 1.2%
    Coca-Cola Hellenic Bottling Co.
      SA...........................      268,500     4,483,119
                                                  ------------
HONG KONG -- 2.9%
    Huaneng Power International,
      Inc..........................    3,114,000     3,554,006
    Li & Fung Ltd..................    2,736,000     3,526,076
    Techtronic Industries Co.
      Ltd..........................    2,088,080     3,507,745
                                                  ------------
                                                    10,587,827
                                                  ------------
INDIA -- 1.2%
    HDFC Bank Ltd..................      275,500     1,535,200
    Infosys Technologies Ltd.......       42,500     2,985,931
                                                  ------------
                                                     4,521,131
                                                  ------------
INDONESIA -- 0.4%
    Pt Unilever Indonesia TBK......      407,700     1,319,465
                                                  ------------
IRELAND -- 2.1%
    Anglo Irish Bank Corp. PLC.....      284,912     2,512,717
    Ryanair Holdings PLC [ADR]*....      114,000     5,118,600
                                                  ------------
                                                     7,631,317
                                                  ------------
ISRAEL -- 1.2%
    Teva Pharmaceutical Industries
      Ltd. [ADR]...................       77,000     4,383,610
                                                  ------------

                                       SHARES        VALUE
                                       ------        -----
ITALY -- 0.7%
    Merloni Elettrodomestici SPA...      177,100  $  2,619,425
                                                  ------------
JAPAN -- 23.4%
    Askul Corp.....................       91,500     2,819,488
    Canon, Inc.....................      153,800     7,057,573
    FANUC Ltd......................      146,800     7,274,288
    Hoya Corp......................       69,800     4,807,379
    Keyence Corp...................       45,600     8,354,779
    Nissan Motor Co. Ltd...........      974,800     9,319,762
    Nitto Denko Corp...............      226,000     7,396,878
    Nomura Holdings, Inc...........      655,000     8,313,305
    Oracle Corp....................      106,000     3,813,617
    Pioneer Corp...................      278,500     6,262,337
    Sharp Corp.....................      653,800     8,390,637
    SMC Corp.......................       73,000     6,146,409
    Sumitomo Trust & Banking Co.
      Ltd..........................    1,576,000     5,446,929
                                                  ------------
                                                    85,403,381
                                                  ------------
KOREA -- 1.7%
    Samsung Electronics Co. Ltd....       20,690     6,148,974
                                                  ------------
MEXICO -- 2.5%
    America Movil SA de CV.........    3,222,500     3,029,589
    Grupo Financiero BBVA Bancomer
      SA de CV*....................    3,054,900     2,587,751
    Wal-Mart de Mexico SA de CV
      Cl-C.........................    1,372,000     3,698,497
                                                  ------------
                                                     9,315,837
                                                  ------------
NETHERLANDS -- 3.4%
    Euronext NV....................      158,585     3,931,754
    STMicroelectronics NV..........      407,069     8,535,725
                                                  ------------
                                                    12,467,479
                                                  ------------
SINGAPORE -- 0.7%
    Venture Corp. Ltd..............      295,900     2,705,245
                                                  ------------
SPAIN -- 2.1%
    Banco Popular Espanol SA.......       99,900     5,047,656
    Grupo Ferrovial SA.............       91,000     2,471,406
                                                  ------------
                                                     7,519,062
                                                  ------------
SWITZERLAND -- 4.0%
    Adecco SA......................       70,000     2,883,636
    Logitech International SA*.....       62,900     2,358,971
    Micronas Semiconductor Holding
      AG*..........................       77,100     1,553,908
    UBS AG.........................      142,570     7,930,846
                                                  ------------
                                                    14,727,361
                                                  ------------
TAIWAN -- 1.4%
    Hon Hai Precision Industry Co.
      Ltd..........................      590,000     2,139,411
    Quanta Computer, Inc...........    1,463,000     3,022,377
                                                  ------------
                                                     5,161,788
                                                  ------------

AST WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                       SHARES        VALUE
                                       ------        -----
UNITED KINGDOM -- 20.9%
    3i Group PLC...................      490,500  $  4,573,144
    Acambis PLC*...................      335,000     2,017,739
    BG Group PLC...................    2,270,200    10,058,559
    BHP Billiton PLC...............    1,138,000     5,990,462
    British Sky Broadcasting Group
      PLC*.........................      583,500     6,465,681
    Capita Group PLC...............      822,500     3,067,409
    HBOS PLC.......................      618,505     8,006,884
    Man Group PLC..................      206,500     4,075,479
    Reckitt Benckiser PLC..........      279,000     5,119,604
    Standard Chartered PLC.........      475,900     5,779,908
    Tesco PLC......................    2,218,300     8,025,780
    Vodafone Group PLC.............    5,585,000    10,921,163
    Willis Group Holdings Ltd.*....       76,575     2,354,681
                                                  ------------
                                                    76,456,493
                                                  ------------
TOTAL FOREIGN STOCK
  (Cost $292,781,804)..............                330,966,286
                                                  ------------
U.S. STOCK -- 1.5%
INSURANCE
    Ace Ltd.
      (Cost $5,105,012)............      158,500     5,434,965
                                                  ------------
TOTAL INVESTMENTS -- 92.0%
  (Cost $297,886,816)..............                336,401,251
OTHER ASSETS LESS
  LIABILITIES -- 8.0%..............                 29,284,342
                                                  ------------
NET ASSETS -- 100.0%...............               $365,685,593
                                                  ============

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2003. Percentages are based on net assets.

INDUSTRY
--------
Airlines..............................................   1.4%
Automobile Manufacturers..............................   2.6%
Beverages.............................................   2.2%
Broadcasting..........................................   1.8%
Business Services.....................................   3.3%
Chemicals.............................................   2.0%
Clothing & Apparel....................................   0.7%
Computer Hardware.....................................   2.9%
Computer Services & Software..........................   4.2%
Construction..........................................   0.7%
Consumer Products & Services..........................   3.4%
Electronic Components & Equipment.....................  11.4%
Financial-Bank & Trust................................  11.6%
Financial Services....................................   9.9%
Food..................................................   2.2%
Insurance.............................................   2.6%
Machinery & Equipment.................................   2.6%
Medical Supplies & Equipment..........................   1.3%
Metals & Mining.......................................   1.6%
Office Equipment......................................   1.9%
Oil & Gas.............................................   6.1%
Pharmaceuticals.......................................   2.6%
Real Estate...........................................   0.6%
Retail & Merchandising................................   2.5%
Semiconductors........................................   2.8%
Telecommunications....................................   3.8%
Transportation........................................   0.8%
Utilities.............................................   1.0%
                                                        ----
Total.................................................  90.5%
                                                        ====

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST MARSICO CAPITAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                          SHARES          VALUE
                                          ------          -----
COMMON STOCK -- 91.8%
AIRLINES -- 1.8%
    JetBlue Airways Corp.*@...........       53,572   $    2,265,560
    Ryanair Holdings PLC [ADR]*@......      464,750       20,867,275
                                                      --------------
                                                          23,132,835
                                                      --------------
BEVERAGES -- 0.8%
    Anheuser-Busch Companies, Inc.@...      205,563       10,493,991
                                                      --------------
BROADCASTING -- 1.6%
    Clear Channel Communications,
      Inc.*...........................      483,273       20,485,942
                                                      --------------
BUSINESS SERVICES -- 0.2%
    Jacobs Engineering Group,
      Inc.*@..........................       55,664        2,346,238
                                                      --------------
COMPUTER HARDWARE -- 2.4%
    Dell Computer Corp.*..............      930,494       29,738,588
                                                      --------------
COMPUTER SERVICES & SOFTWARE -- 8.2%
    Cisco Systems, Inc.*..............    2,557,588       42,686,144
    Electronic Arts, Inc.*@...........      543,059       40,180,935
    Oracle Corp.*.....................    1,706,535       20,512,551
                                                      --------------
                                                         103,379,630
                                                      --------------
CONSTRUCTION -- 3.4%
    Lennar Corp. Cl-A@................      331,684       23,715,405
    Lennar Corp. Cl-B.................       31,625        2,172,638
    MDC Holdings, Inc.@...............      348,381       16,819,835
                                                      --------------
                                                          42,707,878
                                                      --------------
CONSUMER PRODUCTS & SERVICES -- 3.2%
    Procter & Gamble Co...............      451,968       40,306,506
                                                      --------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.4%
    General Electric Co...............    1,927,139       55,270,347
                                                      --------------
ENTERTAINMENT & LEISURE -- 6.8%
    Disney, (Walt) Co.................      992,148       19,594,923
    Harley-Davidson, Inc.@............      110,370        4,399,348
    Viacom, Inc. Cl-B*................      862,541       37,658,540
    Wynn Resorts Ltd.*@...............    1,356,552       23,997,405
                                                      --------------
                                                          85,650,216
                                                      --------------
FINANCIAL SERVICES -- 15.3%
    Citigroup, Inc....................    1,445,376       61,862,093
    Fannie Mae........................      361,792       24,399,252
    Goldman Sachs Group, Inc.@........      264,636       22,163,265
    Lehman Brothers Holdings, Inc.....      168,397       11,195,033
    SLM Corp.@........................    1,927,251       75,490,421
                                                      --------------
                                                         195,110,064
                                                      --------------
HEALTHCARE SERVICES -- 8.1%
    Caremark Rx, Inc.*................      435,704       11,188,879
    Quest Diagnostics, Inc.*@.........      443,543       28,298,043
    UnitedHealth Group, Inc...........    1,263,570       63,494,393
                                                      --------------
                                                         102,981,315
                                                      --------------

                                          SHARES          VALUE
                                          ------          -----
INTERNET SERVICES -- 1.8%
    eBay, Inc.*@......................      212,600   $   22,148,668
                                                      --------------
MEDICAL SUPPLIES & EQUIPMENT -- 6.2%
    Amgen, Inc.*......................      716,192       47,583,796
    Boston Scientific Corp.*..........       80,929        4,944,762
    Zimmer Holdings, Inc.*@...........      564,877       25,447,709
                                                      --------------
                                                          77,976,267
                                                      --------------
OIL & GAS -- 0.7%
    Devon Energy Corp.@...............      175,974        9,397,012
                                                      --------------
PHARMACEUTICALS -- 7.8%
    Genentech, Inc.*@.................      836,315       60,315,038
    IDEC Pharmaceuticals Corp.*@......       49,688        1,689,392
    Lilly, (Eli) & Co.................      526,329       36,300,911
                                                      --------------
                                                          98,305,341
                                                      --------------
RESTAURANTS -- 0.1%
    McDonald's Corp...................       66,149        1,459,247
                                                      --------------
RETAIL & MERCHANDISING -- 11.0%
    Amazon.com, Inc.*@................      583,781       21,302,169
    Bed Bath & Beyond, Inc.*..........      279,732       10,856,399
    Best Buy Co., Inc.*@..............      330,228       14,503,614
    Lowe's Companies, Inc.............      534,586       22,960,469
    Tiffany & Co.@....................    1,200,729       39,239,823
    Wal-Mart Stores, Inc..............      556,631       29,874,385
                                                      --------------
                                                         138,736,859
                                                      --------------
SEMICONDUCTORS -- 1.9%
    Intel Corp........................    1,149,500       23,891,208
                                                      --------------
TELECOMMUNICATIONS -- 2.9%
    EchoStar Communications Corp.
      Cl-A*@..........................      270,170        9,353,285
    Nextel Communications, Inc.
      Cl-A*@..........................    1,137,050       20,557,864
    Nokia Corp. Cl-A [ADR]............      445,479        7,319,220
                                                      --------------
                                                          37,230,369
                                                      --------------
TRANSPORTATION -- 3.2%
    FedEx Corp........................      650,086       40,324,835
                                                      --------------
TOTAL COMMON STOCK
  (Cost $958,038,300).................                 1,161,073,356
                                                      --------------
FOREIGN STOCK -- 2.8%
AUTOMOBILE MANUFACTURERS -- 1.0%
    Bayerische Motoren Werke AG --
      (DEM)...........................      323,887       12,459,767
                                                      --------------
HOTELS & MOTELS -- 1.8%
    Four Seasons Hotels, Inc. --
      (CAD)@..........................      545,714       23,607,588
                                                      --------------
TOTAL FOREIGN STOCK
  (Cost $32,748,717)..................                    36,067,355
                                                      --------------

AST MARSICO CAPITAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                            PAR
                                           (000)          VALUE
                                           -----          -----
CORPORATE OBLIGATIONS -- 0.8%
CONSTRUCTION
    MDC. Holdings, Inc.
      7.00%, 12/01/12
      (Cost $8,661,247)...............  $     8,750   $    9,700,259
                                                      --------------
                                          SHARES
                                          ------
SHORT-TERM INVESTMENTS -- 6.1%
REGISTERED INVESTMENT COMPANIES -- 0.0%
    Temporary Investment Cash Fund....       40,442           40,442
    Temporary Investment Fund.........       40,442           40,442
                                                      --------------
                                                              80,884
                                                      --------------
                                            PAR
                                           (000)
                                           -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.1%
    Federal Home Loan Bank
      0.50%, 07/01/03.................  $    77,100       77,100,000
                                                      --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $77,180,884)..................                    77,180,884
                                                      --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 17.4%
CERTIFICATES OF DEPOSIT -- 8.2%
    American Express Centurion
      1.34%, 01/27/04 [FRN]...........        7,414        7,413,614
      1.42%, 12/12/03 [FRN]...........          187          186,742
    American Express Credit Corp.
      1.31%, 04/16/04 [FRN]...........        4,139        4,138,597
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]............        6,061        6,060,924
      1.37%, 01/16/04 [FRN]...........       11,020       11,020,469
    Dresdner Bank
      1.78%, 10/06/03 [FRN]...........        6,986        6,985,950
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN]...........        3,819        3,818,509
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03.................       12,186       12,185,668
      1.26%, 07/28/03.................       29,230       29,230,021
    Monumental Global Funding
      1.48%, 05/28/04.................          128          128,248
    Morgan Stanley
      1.33%, 07/16/03 [FRN]...........        3,761        3,760,830
      1.34%, 10/22/03 [FRN]...........        1,735        1,734,947
    National City Bank of Indiana
      1.59%, 11/10/03 [FRN]...........        4,902        4,902,362

                                            PAR
                                           (000)          VALUE
                                           -----          -----
    Svenska Handelsbanken
      1.44%, 07/01/03.................  $     7,696   $    7,696,211
    UBS Warburg
      1.38%, 07/01/03.................        4,313        4,312,530
                                                      --------------
                                                         103,575,622
                                                      --------------
COMMERCIAL PAPER -- 0.9%
    Amsterdam Funding Corp.
      1.07%, 07/23/03.................        8,077        8,083,804
    Barton Capital
      1.07%, 07/23/03.................        2,692        2,694,601
    Depfa Bank PLC
      1.00%, 08/19/03.................          415          415,875
                                                      --------------
                                                          11,194,280
                                                      --------------
                                          SHARES
                                          ------
NON-REGISTERED INVESTMENT COMPANIES -- 8.0%
    Institutional Money Market Trust..  101,436,308      101,436,308
                                                      --------------
                                            PAR
                                           (000)
                                           -----
REPURCHASE AGREEMENTS -- 0.3%
    UBS AG
      1.00%, dated 06/30/03,
      maturing 07/01/03, repurchase
      price $3,206,844 (Collateralized
      by U.S. Treasury Notes, 3.25%,
      par value $3,234,512, market
      value $3,271,178 due 12/31/03)..  $     3,207        3,206,754
                                                      --------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $219,412,964).................                   219,412,964
                                                      --------------
TOTAL INVESTMENTS -- 118.9%
  (Cost $1,296,042,112)...............                 1,503,434,818
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (18.9%).............                  (239,365,352)
                                                      --------------
NET ASSETS -- 100.0%..................                $1,264,069,466
                                                      ==============

Foreign currency exchange contracts outstanding at June 30, 2003:

                                           IN
SETTLEMENT              CONTRACTS TO    EXCHANGE      CONTRACTS     UNREALIZED
MONTH          TYPE       DELIVER          FOR        AT VALUE     APPRECIATION
-------------------------------------------------------------------------------
09/03        Sell  EUR   10,313,858    $11,866,942   $11,826,592     $40,350
                                       ===========   ===========     =======

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST COHEN & STEERS REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
COMMON STOCK -- 94.0%
APARTMENT/RESIDENTIAL -- 8.5%
    Avalonbay Communities, Inc.
      [REIT]..........................     208,200  $  8,877,648
    BRE Properties, Inc. [REIT].......      64,600     2,144,770
    Equity Residential Properties
      Trust [REIT]....................     147,000     3,814,650
    Essex Property Trust, Inc.
      [REIT]..........................      39,300     2,249,925
                                                    ------------
                                                      17,086,993
                                                    ------------
BUILDING & REAL ESTATE -- 7.5%
    Catellus Development Corp.*.......     334,600     7,361,200
    Federal Realty Investment Trust
      [REIT]..........................     146,900     4,700,800
    Post Properties, Inc. [REIT]......     116,600     3,089,900
                                                    ------------
                                                      15,151,900
                                                    ------------
DIVERSIFIED -- 2.4%
    Cresent Real Estate Equities Co.
      [REIT]..........................     294,900     4,898,289
                                                    ------------
HOTELS & MOTELS -- 7.0%
    Hilton Hotels Corp................     140,500     1,796,995
    Host Marriott Corp. [REIT]*@......     585,300     5,355,495
    Starwood Hotels & Resorts
      Worldwide, Inc.@................     245,800     7,027,422
                                                    ------------
                                                      14,179,912
                                                    ------------
INDUSTRIAL -- 5.8%
    AMB Property Corp. [REIT].........     130,100     3,664,917
    Prologis [REIT]...................     290,800     7,938,840
                                                    ------------
                                                      11,603,757
                                                    ------------
OFFICE -- 20.7%
    Arden Realty, Inc. [REIT].........     293,900     7,626,705
    CarrAmerica Realty Corp. [REIT]...     134,600     3,743,226
    Equity Office Properties Trust
      [REIT]..........................     412,000    11,128,120
    Highwoods Properties, Inc.
      [REIT]..........................      26,700       595,410
    Mack-Cali Realty Corp. [REIT].....      97,700     3,554,326
    Maguire Properties, Inc.*.........      78,100     1,503,425
    Vornado Realty Trust [REIT].......     303,400    13,228,240
                                                    ------------
                                                      41,379,452
                                                    ------------
OFFICE/INDUSTRIAL -- 13.7%
    Boston Properties, Inc. [REIT]....     261,900    11,471,220
    Kilroy Realty Corp. [REIT]........     129,100     3,550,250
    Liberty Property Trust [REIT].....      74,800     2,588,080
    Prentiss Properties Trust
      [REIT]..........................     104,800     3,142,952
    Reckson Associates Realty Corp.
      [REIT]@.........................     186,600     3,892,476
    SL Green Realty Corp. [REIT]......      85,900     2,997,051
                                                    ------------
                                                      27,642,029
                                                    ------------

                                          SHARES       VALUE
                                          ------       -----
REAL ESTATE -- 9.1%
    Archstone-Smith Trust [REIT]......     329,400  $  7,905,600
    Mills Corp.[REIT].................     140,900     4,727,195
    Pan Pacific Retail Properties,
      Inc. [REIT].....................      37,900     1,491,365
    Sun Communities, Inc. [REIT]......      48,100     1,890,330
    Ventas, Inc. [REIT]...............     156,200     2,366,430
                                                    ------------
                                                      18,380,920
                                                    ------------
REGIONAL MALL -- 18.1%
    CBL & Associates Properties, Inc.
      [REIT]..........................      81,200     3,491,600
    Developers Diversified Realty
      Corp. [REIT]....................      69,500     1,976,580
    General Growth Properties, Inc.
      [REIT]sec.......................      75,700     4,726,708
    Macerich Co. [REIT]...............     131,300     4,612,569
    Regency Centers Corp.
      [REIT]sec.......................      71,900     2,515,062
    Rouse Co. [REIT]..................     243,400     9,273,540
    Simon Property Group, Inc.
      [REIT]..........................     249,500     9,737,985
                                                    ------------
                                                      36,334,044
                                                    ------------
SELF STORAGE -- 1.2%
    Public Storage, Inc. [REIT].......      72,300     2,448,801
                                                    ------------
TOTAL COMMON STOCK
  (Cost $179,193,231).................               189,106,097
                                                    ------------

FOREIGN STOCK -- 3.6%
DIVERSIFIED
    Brookfield Properties
      Corp. -- (CAD)
      (Cost $6,081,180)...............     337,700     7,207,580
                                                    ------------
SHORT-TERM INVESTMENTS -- 1.5%
REGISTERED INVESTMENT COMPANIES
    Temporary Investment Cash Fund....   1,523,169     1,523,169
    Temporary Investment Fund.........   1,523,168     1,523,168
                                                    ------------
    (Cost $3,046,337).................                 3,046,337
                                                    ------------
                                           PAR
                                          (000)
                                          -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 5.6%
CERTIFICATES OF DEPOSIT -- 3.2%
    American Express Centurion
      1.34%, 01/27/04 [FRN]...........  $    2,554     2,553,795
      1.42%, 12/12/03 [FRN]...........       2,787     2,786,600
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03.................         592       592,267

AST COHEN & STEERS REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    Svenska Handelsbanken
      1.44%, 07/01/03.................  $      374  $    374,063
    UBS Warburg
      1.38%, 07/01/03.................         226       226,235
                                                    ------------
                                                       6,532,960
                                                    ------------

                                          SHARES
                                          ------
NON-REGISTERED INVESTMENT COMPANIES -- 2.3%
    Institutional Money Market
      Trust...........................   4,578,710     4,578,710
                                                    ------------
                                           PAR
                                          (000)
                                          -----
REPURCHASE AGREEMENTS -- 0.1%
    UBS AG
      1.00%, dated 06/30/03, maturing
      07/01/03, repurchase price
      $155,864 (Collateralized by
      U.S. Treasury Notes, 3.25%, par
      value $157,209, market value
      $158,991 due 12/31/03)..........  $      156       155,860
                                                    ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $11,267,530)..................                11,267,530
                                                    ------------
TOTAL INVESTMENTS -- 104.7%
  (Cost $199,588,278).................               210,627,544
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (4.7%)..............                (9,404,617)
                                                    ------------
NET ASSETS -- 100.0%..................              $201,222,927
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
COMMON STOCK -- 94.5%
ADVERTISING -- 1.2%
    Advo, Inc.*.......................      35,008   $  1,554,355
    Getty Images, Inc.*@..............      25,937      1,071,198
    Lamar Advertising Co.*@...........      23,974        844,125
                                                     ------------
                                                        3,469,678
                                                     ------------
AEROSPACE -- 2.3%
    Alliant Techsystems, Inc.*........       7,700        399,707
    Ducommun, Inc.*...................     111,515      1,572,361
    Herley Industries, Inc.*..........      64,020      1,087,060
    MTC Technologies, Inc.*...........     136,258      3,196,612
    Rockwell Collins, Inc.............      20,128        495,753
                                                     ------------
                                                        6,751,493
                                                     ------------
AIRLINES -- 1.1%
    AirTran Holdings, Inc.*...........     273,317      2,861,629
    JetBlue Airways Corp.*@...........       6,997        295,903
                                                     ------------
                                                        3,157,532
                                                     ------------
AUTOMOTIVE PARTS -- 3.1%
    American Axle & Manufacturing
      Holdings, Inc.*.................      76,046      1,817,499
    ArvinMeritor, Inc.................      70,098      1,414,578
    Lear Corp.*.......................      12,549        577,505
    Superior Industries International,
      Inc.............................      22,373        932,954
    Wabash National Corp.*............     319,927      4,488,576
                                                     ------------
                                                        9,231,112
                                                     ------------
BEVERAGES -- 0.0%
    Pepsi Bottling Group, Inc.........       7,200        144,144
                                                     ------------
BROADCASTING -- 0.8%
    Belo Corp. Cl-A...................      24,562        549,206
    Regent Communications, Inc.*......     238,379      1,406,437
    Saga Communications, Inc. Cl-A*...      16,774        326,254
                                                     ------------
                                                        2,281,897
                                                     ------------
BUILDING MATERIALS -- 1.3%
    American Standard Companies,
      Inc.*...........................       7,533        556,915
    Hughes Supply, Inc................      93,184      3,233,484
                                                     ------------
                                                        3,790,399
                                                     ------------
BUSINESS SERVICES -- 1.3%
    FreeMarkets, Inc.*................      69,986        487,103
    Informatica Corp.*................      53,330        368,510
    John H. Harland Co................      22,675        593,178
    Medical Staffing Network Holdings,
      Inc.*...........................     177,293      1,241,051
    PRG-Schultz International,
      Inc.*@..........................     198,966      1,173,899
                                                     ------------
                                                        3,863,741
                                                     ------------

                                          SHARES        VALUE
                                          ------        -----
CHEMICALS -- 2.8%
    Albemarle Corp....................      78,655   $  2,199,981
    Cytec Industries, Inc.*...........      58,089      1,963,408
    Minerals Technologies, Inc........      27,408      1,333,673
    Praxair, Inc......................      23,800      1,430,380
    TETRA Technologies, Inc.*.........      50,486      1,496,910
                                                     ------------
                                                        8,424,352
                                                     ------------
CLOTHING & APPAREL -- 2.3%
    Jones Apparel Group, Inc.*@.......      26,616        778,784
    Kellwood Co.......................      61,243      1,937,117
    Ross Stores, Inc..................      13,500        576,990
    Too, Inc.*........................      72,425      1,466,606
    Tropical Sportswear International
      Corp.*..........................     209,820      1,521,195
    Unifi, Inc.*......................      67,080        415,896
    Wilsons The Leather Experts,
      Inc.*...........................      21,492        154,957
                                                     ------------
                                                        6,851,545
                                                     ------------
COMPUTER HARDWARE -- 1.8%
    Hutchinson Technology, Inc.*@.....     108,675      3,574,321
    Imation Corp......................      32,455      1,227,448
    Integrated Circuit Systems,
      Inc.*@..........................      21,000        660,030
                                                     ------------
                                                        5,461,799
                                                     ------------
COMPUTER SERVICES & SOFTWARE -- 3.4%
    Activision, Inc.*.................      43,100        556,852
    Affiliated Computer Services, Inc.
      Cl-A*@..........................      13,400        612,782
    Anteon International Corp.*.......      20,246        565,066
    Avid Technology, Inc.*@...........      14,220        498,695
    CDW Corp.*........................      16,800        769,440
    Electronic Arts, Inc.*@...........       4,900        362,551
    Manhattan Associates, Inc.*.......      33,842        878,877
    NetIQ Corp.*......................     118,856      1,837,515
    OPNET Technologies, Inc.*.........      72,644        885,530
    Pinnacle Systems, Inc.*...........      65,812        704,188
    Retek, Inc.*......................      59,259        379,258
    ScanSource, Inc.*.................      58,763      1,571,910
    Symantec Corp.*...................       8,684        380,880
    Tech Data Corp.*..................       6,500        173,615
                                                     ------------
                                                       10,177,159
                                                     ------------
CONGLOMERATES -- 0.1%
    Johnson Controls, Inc.............       4,357        372,959
                                                     ------------
CONSTRUCTION -- 1.4%
    Beazer Homes USA, Inc.*@..........      20,910      1,745,985
    Standard Pacific Corp.............      73,878      2,449,794
                                                     ------------
                                                        4,195,779
                                                     ------------

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
CONSUMER PRODUCTS & SERVICES -- 4.5%
    Aaron Rents, Inc. Cl-B............      68,836   $  1,775,969
    Clorox Co.........................       8,900        379,585
    Concord Camera Corp.*.............     172,083      1,220,068
    Elizabeth Arden, Inc.*............     106,176      1,398,338
    Estee Lauder Companies, Inc.
      Cl-A............................      12,875        431,699
    Fossil, Inc.*.....................      78,217      1,842,793
    Jarden Corp.*.....................      48,192      1,333,473
    Oneida Ltd........................     129,207        872,147
    The Dial Corp.....................     107,726      2,095,270
    Tupperware Corp.@.................      52,507        754,001
    UST, Inc..........................      31,903      1,117,562
                                                     ------------
                                                       13,220,905
                                                     ------------
CONTAINERS & PACKAGING -- 0.6%
    Packaging Corp. of America*.......      36,925        680,528
    Sealed Air Corp.*@................       9,000        428,940
    Sonoco Products Co................      25,066        602,085
                                                     ------------
                                                        1,711,553
                                                     ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.2%
    Baldor Electric Co................      85,385      1,758,932
    Belden Corp.......................      55,280        878,399
    EDO Corp..........................      27,612        488,732
    FARGO Electronics, Inc.*..........      95,599        930,178
    FLIR Systems, Inc.*...............      23,642        712,806
    Franklin Electric Co., Inc........      23,919      1,331,092
    GrafTech International Ltd.*......     166,623        908,095
    OpticNet, Inc.*...................      20,300              0
    Rockwell Automation, Inc..........      38,400        915,456
    Varian, Inc.*.....................      35,192      1,220,107
    Zebra Technologies Corp. Cl-A*@...       5,550        417,305
                                                     ------------
                                                        9,561,102
                                                     ------------
ENTERTAINMENT & LEISURE -- 1.8%
    Argosy Gaming Co.*................      61,292      1,281,616
    Harrah's Entertainment, Inc.*.....      13,244        532,939
    Station Casinos, Inc.*............     106,257      2,682,988
    The Topps Co., Inc................      87,942        755,422
                                                     ------------
                                                        5,252,965
                                                     ------------
ENVIRONMENTAL SERVICES -- 0.8%
    Republic Services, Inc.*..........      30,446        690,211
    TRC Companies, Inc.*..............      13,452        198,552
    Waste Connections, Inc.*..........      38,693      1,356,189
                                                     ------------
                                                        2,244,952
                                                     ------------
FINANCIAL-BANK & TRUST -- 10.7%
    Bank of Hawaii Corp...............      20,573        681,995
    Banknorth Group, Inc..............      32,791        836,826
    BankUnited Financial Corp.*.......      94,406      1,902,281
    Berkshire Hills Bancorp, Inc......      17,676        501,998
    BOK Financial Corp.*..............      43,876      1,692,297
    Brookline Bancorp, Inc.@..........     126,329      1,768,606
    Charter One Financial, Inc........      26,486        825,833

                                          SHARES        VALUE
                                          ------        -----
    City National Corp................      18,400   $    819,904
    Community First Bankshares,
      Inc.............................      56,463      1,541,440
    Corus Bankshares, Inc.............      20,449        990,345
    Fidelity Bankshares, Inc..........      45,598      1,016,835
    First Niagara Financial Group,
      Inc.............................     131,989      1,842,566
    Fulton Financial Corp.............      53,353      1,060,124
    Greater Bay Bancorp@..............     137,791      2,813,693
    GreenPoint Financial Corp.........       6,697        341,145
    IBERIABANK Corp...................      33,469      1,633,287
    Irwin Financial Corp..............      58,218      1,507,846
    M&T Bank Corp.....................      12,763      1,074,900
    Main Street Banks, Inc............      49,643      1,255,968
    New York Community Bancorp,
      Inc.............................      14,400        418,896
    North Fork Bancorp, Inc.@.........      19,900        677,794
    PFF Bancorp, Inc..................      45,435      1,756,063
    Republic Bancorp, Inc.............      56,366        756,432
    Republic Bancshares, Inc..........      18,752        468,988
    SouthTrust Corp...................      23,704        644,749
    Washington Federal, Inc...........      46,554      1,076,794
    Westamerica Bancorp...............      13,626        587,008
    Wintrust Financial Corp...........      36,085      1,068,116
                                                     ------------
                                                       31,562,729
                                                     ------------
FINANCIAL SERVICES -- 3.4%
    Affiliated Managers Group,
      Inc.*@..........................      32,588      1,986,239
    Ambac Financial Group, Inc........       4,200        278,250
    American Capital Strategies
      Ltd.@...........................      34,712        865,717
    Bear Stearns Companies, Inc.@.....       6,722        486,807
    Countrywide Financial Corp.@......      17,817      1,239,529
    Financial Federal Corp.*..........      66,175      1,614,670
    IndyMac Bancorp, Inc.@............      83,938      2,133,703
    Sky Financial Group, Inc..........      61,541      1,336,671
                                                     ------------
                                                        9,941,586
                                                     ------------
FOOD -- 0.5%
    American Italian Pasta Co.
      Cl-A*...........................      37,303      1,553,670
                                                     ------------
HEALTHCARE SERVICES -- 0.8%
    NDCHealth Corp....................      44,685        819,970
    United Surgical Partners
      International, Inc.*............      71,037      1,604,726
                                                     ------------
                                                        2,424,696
                                                     ------------
HOTELS & MOTELS -- 0.1%
    Hilton Hotels Corp................      30,707        392,743
                                                     ------------
INDUSTRIAL PRODUCTS -- 3.3%
    Actuant Corp.*....................      24,651      1,166,485
    Harsco Corp.......................      62,797      2,263,832
    Lydall, Inc.*.....................     218,376      2,336,623
    Maverick Tube Corp.*..............      65,716      1,258,461
    Mueller Industries, Inc.*.........      79,723      2,161,291
    Nucor Corp.@......................      10,749        525,089
                                                     ------------
                                                        9,711,781
                                                     ------------

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
INSURANCE -- 3.9%
    Aetna, Inc........................       4,700   $    282,940
    AmerUs Group Co.@.................      40,902      1,153,027
    Horace Mann Educators Corp........      61,768        996,318
    PartnerRe Ltd.....................      21,723      1,110,263
    ProAssurance Corp.*...............      37,405      1,009,561
    RenaissanceRe Holdings Ltd.@......      24,505      1,115,468
    RLI Corp..........................      65,262      2,147,120
    Selective Insurance Group, Inc....      22,504        563,725
    St. Paul Companies, Inc.@.........       8,400        306,684
    StanCorp Financial Group, Inc.....      20,138      1,051,606
    Torchmark Corp....................      13,800        514,050
    U.S.I. Holdings Corp.*............      83,895        986,605
    UnumProvident Corp.@..............      21,800        292,338
                                                     ------------
                                                       11,529,705
                                                     ------------
INTERNET SERVICES -- 0.9%
    GTECH Holdings Corp...............      56,980      2,145,297
    NetBank, Inc......................      49,988        657,842
                                                     ------------
                                                        2,803,139
                                                     ------------
MACHINERY & EQUIPMENT -- 2.4%
    Dover Corp........................      17,600        527,296
    Eaton Corp........................       9,800        770,378
    Grainger (W.W.), Inc..............       4,200        196,392
    Hydril Co.*.......................      66,408      1,809,618
    IDEX Corp.........................      41,337      1,498,053
    SureBeam Corp.*@..................     120,380        319,007
    Terex Corp.*......................     103,685      2,023,931
                                                     ------------
                                                        7,144,675
                                                     ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.2%
    AmerisourceBergen Corp.@..........       6,500        450,775
    Becton Dickinson & Co.............      18,300        710,955
    Radiologix, Inc.*.................     307,487      1,291,446
    Sybron Dental Specialties,
      Inc.*...........................      44,724      1,055,486
                                                     ------------
                                                        3,508,662
                                                     ------------
METALS & MINING -- 2.0%
    Commercial Metals Co..............     187,956      3,343,738
    Schnitzer Steel Industries, Inc.
      Cl-A............................      56,236      2,481,132
                                                     ------------
                                                        5,824,870
                                                     ------------
OIL & GAS -- 5.5%
    AGL Resources, Inc................      35,571        904,926
    Apache Corp.......................       8,520        554,311
    BJ Services Co.*@.................      11,200        418,432
    Burlington Resources, Inc.@.......      10,900        589,363
    Equitable Resources, Inc..........       9,400        382,956
    Evergreen Resources, Inc.*@.......      55,942      3,038,210
    Murphy Oil Corp...................       9,700        510,220
    National-Oilwell, Inc.*...........      16,300        358,600
    Northwest Natural Gas Co..........      91,024      2,480,404
    Patina Oil & Gas Corp.............      80,350      2,583,253
    Piedmont Natural Gas Co., Inc.@...      31,876      1,237,108
    Pioneer Natural Resources Co.*....      40,082      1,046,140

                                          SHARES        VALUE
                                          ------        -----
    Sunoco, Inc.......................      12,300   $    464,202
    Tom Brown, Inc.*..................      27,651        768,421
    WGL Holdings, Inc.................      45,353      1,210,925
                                                     ------------
                                                       16,547,471
                                                     ------------
PAPER & FOREST PRODUCTS -- 1.2%
    Caraustar Industries, Inc.*.......     385,222      3,085,628
    Plum Creek Timber Co., Inc........      13,518        350,792
                                                     ------------
                                                        3,436,420
                                                     ------------
PHARMACEUTICALS -- 2.0%
    Covance, Inc.*....................     104,203      1,886,074
    KOS Pharmaceuticals, Inc.*@.......      42,649      1,000,972
    Perrigo Co........................      67,473      1,055,278
    Priority Healthcare Corp. Cl-B*...      50,874        943,713
    United Therapeutics Corp.*........      45,212        984,717
                                                     ------------
                                                        5,870,754
                                                     ------------
PRINTING & PUBLISHING -- 0.5%
    Journal Register Co.*.............      77,698      1,405,557
                                                     ------------
REAL ESTATE -- 8.5%
    American Financial Realty Trust
      [REIT]..........................      88,180      1,314,764
    Avalonbay Communities, Inc.
      [REIT]..........................      13,320        567,965
    Brandywine Realty Trust [REIT]....      56,096      1,381,084
    Commercial Net Lease Realty, Inc.
      [REIT]..........................      81,371      1,402,836
    Correctional Properties Trust
      [REIT]..........................      85,849      2,403,771
    Entertainment Properties Trust
      [REIT]..........................      58,010      1,667,788
    Healthcare Realty Trust, Inc.
      [REIT]..........................      58,711      1,711,426
    Highwoods Properties, Inc.
      [REIT]..........................      29,639        660,950
    iStar Financial, Inc.[REIT].......      37,503      1,368,860
    Lexington Corp. Properties Trust
      [REIT]..........................      59,240      1,048,548
    Liberty Property Trust [REIT].....      20,182        698,297
    MFA Mortgage Investments, Inc.
      [REIT]..........................      40,280        404,411
    Parkway Properties, Inc. [REIT]...      48,423      2,036,187
    Post Properties, Inc. [REIT]......      25,500        675,750
    Prentiss Properties Trust
      [REIT]..........................     101,140      3,033,188
    Public Storage, Inc. [REIT].......       8,100        274,347
    RAIT Investment Trust [REIT]......      73,495      1,947,618
    Summit Properties, Inc. [REIT]....     133,225      2,751,095
                                                     ------------
                                                       25,348,885
                                                     ------------
RESTAURANTS -- 0.4%
    BUCA, Inc.*.......................     120,590        680,128
    Yum! Brands, Inc.*................      17,800        526,168
                                                     ------------
                                                        1,206,296
                                                     ------------

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
RETAIL & MERCHANDISING -- 4.4%
    AnnTaylor Stores Corp.*...........     143,968   $  4,167,874
    Brookstone, Inc.*.................      57,893      1,172,333
    Federated Department Stores,
      Inc.............................      22,220        818,807
    Gymboree Corp.*...................      28,040        470,511
    Linens 'n Things, Inc.*...........      48,939      1,155,450
    Michaels Stores, Inc..............      11,400        433,884
    Pier 1 Imports, Inc...............      35,626        726,770
    School Specialty, Inc.*...........      46,589      1,325,923
    TJX Companies, Inc................      41,500        781,860
    Tuesday Morning Corp.*............      36,571        961,817
    Zale Corp.*.......................      23,720        948,800
                                                     ------------
                                                       12,964,029
                                                     ------------
SEMICONDUCTORS -- 1.4%
    Actel Corp.*......................      53,802      1,102,942
    Credence Systems Corp.*...........      72,637        615,235
    Entegris, Inc.*...................      74,151        996,589
    Power Integrations, Inc.*.........      43,093      1,048,022
    Zoran Corp.*......................      18,944        363,914
                                                     ------------
                                                        4,126,702
                                                     ------------
TELECOMMUNICATIONS -- 1.1%
    CenturyTel, Inc...................      17,600        613,360
    Crown Castle International
      Corp.*..........................      48,167        374,258
    Powerwave Technologies, Inc.*.....      61,927        388,282
    West Corp.*.......................      66,272      1,766,149
                                                     ------------
                                                        3,142,049
                                                     ------------
TRANSPORTATION -- 2.2%
    Heartland Express, Inc.*..........      87,410      1,944,873
    Landstar System, Inc.*............      37,672      2,367,685
    OMI Corp.*........................     246,794      1,520,251
    Ryder System, Inc.................       8,206        210,238
    SCS Transportation, Inc.*.........      35,945        453,985
                                                     ------------
                                                        6,497,032
                                                     ------------
UTILITIES -- 4.3%
    Ameren Corp.......................       1,500         66,150
    Atmos Energy Corp.................      52,864      1,311,027
    Central Vermont Public Service
      Corp............................       4,032         78,826
    CH Energy Group, Inc..............      13,235        595,575
    Cinergy Corp......................       7,300        268,567
    Consolidated Edison, Inc..........       4,800        207,744
    El Paso Electric Co.*.............     207,906      2,563,482
    Empire District Electric Co.......      12,839        279,248
    Energy East Corp.@................      61,495      1,276,636
    Entergy Corp......................      13,889        733,061
    FirstEnergy Corp..................      27,987      1,076,100
    FPL Group, Inc.@..................      11,467        766,569
    MGE Energy, Inc...................       1,361         42,708
    Pinnacle West Capital Corp........       9,700        363,265
    PNM Resources, Inc................      68,333      1,827,908
    PPL Corp.@........................      16,044        689,892

                                          SHARES        VALUE
                                          ------        -----
    Puget Energy, Inc.................       4,600   $    109,802
    SCANA Corp........................       8,100        277,668
    WPS Resources Corp.@..............       5,356        215,311
                                                     ------------
                                                       12,749,539
                                                     ------------
TOTAL COMMON STOCK
  (Cost $258,553,117).................                279,858,056
                                                     ------------
FOREIGN STOCK -- 1.9%
CHEMICALS -- 1.1%
    Agrium, Inc. -- (CAD).............     252,905      2,771,838
    Potash Corp. of Saskatchewan,
      Inc. -- (CAD)...................       7,810        499,840
                                                     ------------
                                                        3,271,678
                                                     ------------
INSURANCE -- 0.8%
    Hub International Ltd. -- (CAD)...      69,139      1,182,277
    Willis Group Holdings Ltd. --
      (GBP)*..........................      34,189      1,051,312
                                                     ------------
                                                        2,233,589
                                                     ------------
TOTAL FOREIGN STOCK
  (Cost $5,126,514)...................                  5,505,267
                                                     ------------
                                           PAR
                                          (000)
                                          -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 8.1%
CERTIFICATES OF DEPOSIT -- 3.3%
    American Express Centurion
      1.34%, 01/27/04 [FRN]...........  $    1,123      1,123,489
      1.42%, 12/12/03 [FRN]...........       1,426      1,425,753
    Dresdner Bank
      1.78%, 10/06/03 [FRN]...........         501        500,731
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03.................       1,658      1,658,259
      1.38%, 07/07/03.................         123        122,522
      1.26%, 07/28/03.................         342        342,072
    Monumental Global Funding
      1.48%, 05/28/04.................         306        305,959
    Morgan Stanley
      1.33%, 07/16/03 [FRN]...........       1,873      1,873,236
      1.33%, 11/07/03 [FRN]...........         674        673,838
    National City Bank of Indiana
      1.59%, 11/10/03 [FRN]...........         523        523,020
    Svenska Handelsbanken
      1.44%, 07/01/03.................       1,047      1,047,321
    UBS Warburg
      1.38%, 07/01/03.................         301        301,423
                                                     ------------
                                                        9,897,623
                                                     ------------
COMMERCIAL PAPER -- 0.0%
    Depfa Bank PLC
      1.00%, 08/19/03.................          77         76,857
                                                     ------------

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
NON-REGISTERED INVESTMENT COMPANIES -- 4.7%
    Institutional Money Market
      Trust...........................  13,886,721   $ 13,886,721
                                                     ------------
                                           PAR
                                          (000)
                                          -----
REPURCHASE AGREEMENTS -- 0.1%
    UBS AG
      1.00%, dated 06/30/03, maturing
      07/01/03, repurchase price
      $436,396 (Collateralized by
      U.S. Treasury Notes, 3.25%, par
      value $440,160, market value
      $445,150 due 12/31/03)..........  $      436        436,383
                                                     ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $24,297,584)..................                 24,297,584
                                                     ------------
TOTAL INVESTMENTS -- 104.5%
  (Cost $287,977,215).................                309,660,907
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (4.5%)..............                (13,446,387)
                                                     ------------
NET ASSETS -- 100.0%..................               $296,214,520
                                                     ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST SANFORD BERNSTEIN MANAGED INDEX 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
COMMON STOCK -- 98.7%
ADVERTISING -- 0.3%
    Donnelley, (R.R.) & Sons Co.@.....      48,000   $  1,254,795
                                                     ------------
AEROSPACE -- 0.9%
    Boeing Co.@.......................      20,800        713,856
    Goodrich Corp.....................      49,000      1,029,000
    Northrop Grumman Corp.............       2,678        231,085
    United Technologies Corp..........      31,000      2,195,730
                                                     ------------
                                                        4,169,671
                                                     ------------
AIRLINES -- 0.5%
    Southwest Airlines Co.@...........     122,000      2,098,400
                                                     ------------
AUTOMOBILE MANUFACTURERS -- 1.0%
    General Motors Corp.@.............      73,000      2,628,000
    PACCAR, Inc.@.....................      27,000      1,824,120
                                                     ------------
                                                        4,452,120
                                                     ------------
AUTOMOTIVE PARTS -- 0.4%
    Dana Corp.........................      98,000      1,132,880
    Visteon Corp.@....................      87,500        601,125
                                                     ------------
                                                        1,734,005
                                                     ------------
BEVERAGES -- 1.6%
    Anheuser-Busch Companies, Inc.....      85,000      4,339,250
    Coca-Cola Co......................      46,500      2,158,065
    PepsiCo, Inc......................      12,100        538,450
                                                     ------------
                                                        7,035,765
                                                     ------------
BUILDING MATERIALS -- 1.1%
    American Standard Companies,
      Inc.*...........................      19,000      1,404,670
    Masco Corp........................      94,000      2,241,900
    The Sherwin-Williams Co...........      50,600      1,360,128
                                                     ------------
                                                        5,006,698
                                                     ------------
BUSINESS SERVICES -- 1.0%
    First Data Corp.@.................      72,600      3,008,544
    Fiserv, Inc.*.....................      42,000      1,495,620
                                                     ------------
                                                        4,504,164
                                                     ------------
CABLE TELEVISION -- 1.5%
    Comcast Corp. Cl-A*@..............      83,281      2,513,421
    Comcast Corp. Special Cl-A*@......     105,000      3,027,150
    Cox Communications, Inc. Cl-A*@...      35,000      1,116,500
                                                     ------------
                                                        6,657,071
                                                     ------------
CHEMICALS -- 1.5%
    Ashland, Inc......................      25,000        767,000
    Dow Chemical Co...................      60,700      1,879,272
    DuPont, (E.I.) de Nemours & Co....      45,400      1,890,456
    Eastman Chemical Co...............      36,000      1,140,120
    PPG Industries, Inc...............      22,000      1,116,280
                                                     ------------
                                                        6,793,128
                                                     ------------
CLOTHING & APPAREL -- 0.2%
    VF Corp...........................      22,375        760,079
                                                     ------------

                                          SHARES        VALUE
                                          ------        -----
COMPUTER HARDWARE -- 3.8%
    Dell Computer Corp.*..............     194,600   $  6,219,416
    Hewlett-Packard Co................     225,660      4,806,558
    International Business Machines
      Corp............................      70,900      5,849,250
                                                     ------------
                                                       16,875,224
                                                     ------------
COMPUTER SERVICES & SOFTWARE -- 7.3%
    Affiliated Computer Services, Inc.
      Cl-A*@..........................      25,000      1,143,250
    Cisco Systems, Inc.*..............     550,100      9,181,169
    EMC Corp.*........................      70,000        732,900
    Microsoft Corp....................     602,800     15,437,708
    Oracle Corp.*.....................     215,600      2,591,512
    Symantec Corp.*@..................      34,000      1,491,240
    Veritas Software Corp.*@..........      76,000      2,178,920
                                                     ------------
                                                       32,756,699
                                                     ------------
CONGLOMERATES -- 3.6%
    3M Co.............................       7,300        941,554
    Altria Group, Inc.................     200,600      9,115,264
    Cendant Corp.*@...................      53,000        970,960
    Honeywell International, Inc......      27,900        749,115
    ITT Industries, Inc...............      24,500      1,603,770
    Textron, Inc......................      20,000        780,400
    Tyco International Ltd............     110,000      2,087,800
                                                     ------------
                                                       16,248,863
                                                     ------------
CONSUMER PRODUCTS & SERVICES -- 5.4%
    Avon Products, Inc................      40,000      2,488,000
    Colgate-Palmolive Co..............      72,000      4,172,400
    Johnson & Johnson.................     188,000      9,719,600
    Procter & Gamble Co...............      75,800      6,759,844
    Whirlpool Corp.@..................      16,000      1,019,200
                                                     ------------
                                                       24,159,044
                                                     ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.5%
    Cooper Industries Ltd. Cl-A.......      23,000        949,900
    Eastman Kodak Co.@................      21,100        577,085
    Emerson Electric Co.@.............      14,000        715,400
    General Electric Co...............     566,270     16,240,624
    Sanmina-SCI Corp.*................     210,000      1,325,100
    Solectron Corp.*..................     120,000        448,800
                                                     ------------
                                                       20,256,909
                                                     ------------
ENTERTAINMENT & LEISURE -- 1.1%
    AOL Time Warner, Inc.*............      32,200        518,098
    Carnival Corp.@...................      28,000        910,280
    Disney, (Walt) Co.................      54,900      1,084,275
    Harley-Davidson, Inc.@............      24,000        956,640
    Viacom, Inc. Cl-B*................      30,400      1,327,264
                                                     ------------
                                                        4,796,557
                                                     ------------

AST SANFORD BERNSTEIN MANAGED INDEX 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
FINANCIAL-BANK & TRUST -- 5.2%
    AmSouth Bancorp...................      40,000   $    873,600
    Bank of America Corp..............      86,000      6,796,580
    Bank One Corp.....................      74,200      2,758,756
    Comerica, Inc.....................      15,000        697,500
    FleetBoston Financial Corp........      83,442      2,479,062
    National City Corp................      44,700      1,462,137
    Regions Financial Corp............      18,000        608,040
    SunTrust Banks, Inc...............      10,000        593,400
    U.S. Bancorp......................      71,000      1,739,500
    Wachovia Corp.....................      85,100      3,400,596
    Wells Fargo & Co..................      39,600      1,995,840
                                                     ------------
                                                       23,405,011
                                                     ------------
FINANCIAL SERVICES -- 8.9%
    Capital One Financial Corp.@......      44,000      2,163,920
    Citigroup, Inc....................     323,600     13,850,079
    Fannie Mae........................      74,900      5,051,256
    Goldman Sachs Group, Inc.@........      33,000      2,763,750
    J.P. Morgan Chase & Co............      20,080        686,334
    John Hancock Financial Services,
      Inc.............................      51,500      1,582,595
    KeyCorp...........................      76,000      1,920,520
    Lehman Brothers Holdings, Inc.....       6,500        432,120
    MBNA Corp.........................     183,500      3,824,140
    Morgan Stanley....................      78,800      3,368,700
    SLM Corp..........................      69,600      2,726,232
    Washington Mutual, Inc.@..........      53,925      2,227,103
                                                     ------------
                                                       40,596,749
                                                     ------------
FOOD -- 1.5%
    Albertson's, Inc.@................      19,200        368,640
    Archer Daniels Midland Co.........      88,808      1,142,959
    ConAgra Foods, Inc................      18,300        431,880
    General Mills, Inc................      54,500      2,583,845
    Heinz, (H.J.) Co..................      19,800        653,004
    Kroger Co.*.......................      39,400        657,192
    SUPERVALU, Inc....................      31,900        680,108
                                                     ------------
                                                        6,517,628
                                                     ------------
HEALTHCARE SERVICES -- 2.3%
    HCA, Inc.@........................      56,000      1,794,240
    Health Management Associates, Inc.
      Cl-A@...........................      80,000      1,476,000
    Tenet Healthcare Corp.*...........      27,500        320,375
    UnitedHealth Group, Inc...........      86,000      4,321,500
    WellPoint Health Networks,
      Inc.*...........................      28,000      2,360,400
                                                     ------------
                                                       10,272,515
                                                     ------------
INDUSTRIAL PRODUCTS -- 0.3%
    Crane Co..........................      32,000        724,160
    Ingersoll-Rand Co.*...............      11,000        520,520
                                                     ------------
                                                        1,244,680
                                                     ------------

                                          SHARES        VALUE
                                          ------        -----
INSURANCE -- 5.3%
    ACE Ltd...........................      53,000   $  1,817,370
    Allstate Corp.....................      32,000      1,140,800
    American International Group,
      Inc.@...........................     170,987      9,435,063
    Chubb Corp........................      25,900      1,554,000
    CIGNA Corp........................      32,500      1,525,550
    MetLife, Inc......................      25,900        733,488
    St. Paul Companies, Inc.@.........      25,000        912,750
    The Hartford Financial Services
      Group, Inc.@....................      32,000      1,611,520
    The Progressive Corp..............      25,000      1,827,500
    Torchmark Corp....................      31,000      1,154,750
    Travelers Property Casualty Corp.
      CL-B............................      70,813      1,116,721
    XL Capital Ltd. Cl-A..............      13,500      1,120,500
                                                     ------------
                                                       23,950,012
                                                     ------------
INTERNET SERVICES -- 0.8%
    eBay, Inc.*@......................      33,500      3,490,030
                                                     ------------
MACHINERY & EQUIPMENT -- 0.9%
    Caterpillar, Inc..................      16,000        890,560
    Cummins, Inc......................      30,000      1,076,700
    Eaton Corp........................      28,500      2,240,385
                                                     ------------
                                                        4,207,645
                                                     ------------
MEDICAL SUPPLIES & EQUIPMENT -- 4.2%
    Abbott Laboratories...............      45,400      1,986,704
    Amgen, Inc.*......................     123,300      8,192,052
    McKesson Corp.@...................      13,000        464,620
    Medtronic, Inc....................     133,100      6,384,807
    St. Jude Medical, Inc.*...........      33,500      1,926,250
                                                     ------------
                                                       18,954,433
                                                     ------------
METALS & MINING -- 0.3%
    Alcan, Inc........................      19,000        594,510
    Worthington Industries, Inc.......      65,200        873,680
                                                     ------------
                                                        1,468,190
                                                     ------------
OFFICE EQUIPMENT -- 0.2%
    Pitney Bowes, Inc.................      13,000        499,330
    Xerox Corp.*......................      25,000        264,750
                                                     ------------
                                                          764,080
                                                     ------------
OIL & GAS -- 4.7%
    ChevronTexaco Corp................      54,238      3,915,984
    ConocoPhillips....................      52,153      2,857,984
    Exxon Mobil Corp..................     298,400     10,715,544
    Marathon Oil Corp.................      53,000      1,396,550
    Occidental Petroleum Corp.........      63,600      2,133,780
                                                     ------------
                                                       21,019,842
                                                     ------------

AST SANFORD BERNSTEIN MANAGED INDEX 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
PAPER & FOREST PRODUCTS -- 0.4%
    Boise Cascade Corp................      12,000   $    286,800
    Georgia-Pacific Corp.@............      31,000        587,450
    MeadWestvaco Corp.................      30,000        741,000
                                                     ------------
                                                        1,615,250
                                                     ------------
PHARMACEUTICALS -- 7.8%
    Allergan, Inc.@...................      26,000      2,004,600
    Barr Laboratories, Inc.*@.........      20,000      1,310,000
    Bristol-Meyers Squibb Co..........      36,800        999,120
    Cardinal Health, Inc..............      51,000      3,279,300
    Cephalon, Inc.*...................      24,000        987,840
    Gilead Sciences, Inc.*@...........      25,000      1,389,500
    Merck & Co., Inc..................      76,700      4,644,185
    Pfizer, Inc.......................     502,620     17,164,473
    Wyeth.............................      82,700      3,766,985
                                                     ------------
                                                       35,546,003
                                                     ------------
PRINTING & PUBLISHING -- 0.8%
    Gannett Co., Inc..................      30,000      2,304,300
    Tribune Co........................      24,000      1,159,200
                                                     ------------
                                                        3,463,500
                                                     ------------
RAILROADS -- 0.6%
    Burlington Northern Santa Fe
      Corp............................      15,000        426,600
    CSX Corp..........................      28,100        845,529
    Norfolk Southern Corp.............      69,500      1,334,400
                                                     ------------
                                                        2,606,529
                                                     ------------
REAL ESTATE -- 0.5%
    Equity Office Properties Trust
      [REIT]..........................      70,000      1,890,700
    Equity Residential Properties
      Trust [REIT]....................      20,000        519,000
                                                     ------------
                                                        2,409,700
                                                     ------------
RETAIL & MERCHANDISING -- 7.8%
    Bed Bath & Beyond, Inc.*..........      56,000      2,173,360
    Federated Department Stores,
      Inc.............................      33,900      1,249,215
    Kohl's Corp.*@....................      58,000      2,980,040
    Lowe's Companies, Inc.............      91,000      3,908,450
    May Department Stores Co.@........      69,500      1,547,070
    Sears, Roebuck & Co.@.............      66,900      2,250,516
    Target Corp.......................      42,000      1,589,280
    Tiffany & Co......................      30,000        980,400
    Wal-Mart Stores, Inc..............     281,000     15,081,269
    Walgreen Co.......................     130,000      3,913,000
                                                     ------------
                                                       35,672,600
                                                     ------------

                                          SHARES        VALUE
                                          ------        -----
SEMICONDUCTORS -- 2.7%
    Advanced Micro Devices, Inc.*@....      85,000   $    544,850
    Altera Corp.*@....................      70,000      1,148,000
    Applied Materials, Inc.*@.........     120,000      1,903,200
    Intel Corp........................     330,880      6,877,010
    Linear Technology Corp............      15,000        483,150
    Maxim Integrated Products, Inc....      31,000      1,059,890
    Seagate Technology, Inc.
      Rights*+........................      33,800              0
                                                     ------------
                                                       12,016,100
                                                     ------------
TELECOMMUNICATIONS -- 5.3%
    AT&T Corp.........................      68,340      1,315,545
    AT&T Wireless Services, Inc.*.....     120,000        985,200
    BellSouth Corp....................      76,000      2,023,880
    Corning, Inc.*@...................     264,200      1,952,438
    EchoStar Communications Corp.
      Cl-A*@..........................      34,000      1,177,080
    Lucent Technologies, Inc.*@.......     400,000        812,000
    Motorola, Inc.....................      78,000        735,540
    Nextel Communications, Inc.
      Cl-A*...........................      27,000        488,160
    Nokia Corp. Cl-A [ADR]............      63,000      1,035,090
    QUALCOMM, Inc.....................      79,000      2,824,250
    Qwest Communications
      International, Inc.*@...........     229,300      1,096,054
    SBC Communications, Inc...........     132,300      3,380,265
    Sprint Corp.@.....................      90,000      1,296,000
    Verizon Communications, Inc.......     115,200      4,544,640
                                                     ------------
                                                       23,666,142
                                                     ------------
TRANSPORTATION -- 0.1%
    United Parcel Service, Inc.
      Cl-B............................       4,000        254,800
                                                     ------------
UTILITIES -- 2.4%
    Ameren Corp.......................      25,900      1,142,190
    American Electric Power Co.,
      Inc.............................      85,160      2,540,323
    Cinergy Corp......................       3,600        132,444
    Consolidated Edison, Inc..........      15,000        649,200
    Constellation Energy Group,
      Inc.............................      36,000      1,234,800
    Entergy Corp......................      35,000      1,847,300
    Exelon Corp.......................      11,000        657,910
    PPL Corp..........................      60,000      2,580,000
                                                     ------------
                                                       10,784,167
                                                     ------------
TOTAL COMMON STOCK
  (Cost $466,599,223).................                443,484,798
                                                     ------------
SHORT-TERM INVESTMENTS -- 1.1%
REGISTERED INVESTMENT COMPANIES
    Temporary Investment Cash Fund....   2,447,997      2,447,997
    Temporary Investment Fund.........   2,447,997      2,447,997
                                                     ------------
    (Cost $4,895,994).................                  4,895,994
                                                     ------------

AST SANFORD BERNSTEIN MANAGED INDEX 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PAR
                                          (000)         VALUE
                                          -----         -----
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED -- 11.7%
  CERTIFICATES OF DEPOSIT -- 7.0%
    American Express Centurion
      1.34%, 01/27/04 [FRN]...........  $    2,146   $  2,146,046
      1.42%, 12/12/03 [FRN]...........         119        119,152
    American Express Credit Corp.
      1.29%, 05/13/04 [FRN]...........       2,464      2,463,682
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]............       1,225      1,224,696
      1.37%, 01/16/04 [FRN]...........       3,281      3,280,934
    Canadian Imperial Bank Corp.
      1.28%, 05/28/04.................       1,115      1,114,692
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN]...........       2,324      2,323,676
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03.................       1,651      1,650,537
      1.38%, 07/07/03.................         735        735,124
      1.26%, 07/28/03.................       5,092      5,092,015
    Monumental Global Funding
      1.48%, 05/28/04.................         435        434,680
    Morgan Stanley
      1.33%, 07/16/03 [FRN]...........       1,302      1,301,728
      1.34%, 10/22/03 [FRN]...........       1,144      1,144,452
      1.33%, 11/07/03 [FRN]...........       1,147      1,147,307
      1.36%, 01/12/04 [FRN]...........       3,080      3,079,631
    National City Bank of Indiana
      1.59%, 11/10/03 [FRN]...........       1,052      1,052,370

                                           PAR
                                          (000)         VALUE
                                          -----         -----
    Svenska Handelsbanken
      1.44%, 07/01/03.................  $    1,042   $  1,042,444
    UBS Warburg
      1.38%, 07/01/03.................       2,019      2,019,480
                                                     ------------
                                                       31,372,646
                                                     ------------
  COMMERCIAL PAPER -- 0.6%
    Dakota Credit Card Issuance Trust
      Certificate
      1.03%, 08/14/03.................       1,015      1,016,756
    Depfa Bank PLC
      1.00%, 08/19/03.................       1,867      1,870,148
                                                     ------------
                                                        2,886,904
                                                     ------------
                                          SHARES
                                          ------
NON-REGISTERED INVESTMENT COMPANIES -- 4.0%
    Institutional Money Market
      Trust...........................  18,151,814     18,151,814
                                                     ------------
                                           PAR
                                          (000)
                                          -----
  REPURCHASE AGREEMENTS -- 0.1%
    UBS AG
      1.00%, dated 06/30/03, maturing
      07/01/03, repurchase price
      $434,364 (Collateralized by
      U.S. Treasury Notes, 3.25%, par
      value $438,112, market value
      $443,078 due 12/31/03)..........  $      434        434,352
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $52,845,716)..................                 52,845,716
                                                     ------------
TOTAL INVESTMENTS -- 111.5%
  (Cost $524,340,933).................                501,226,508
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (11.5%).............                (51,787,766)
                                                     ------------
NET ASSETS -- 100.0%..................               $449,438,742
                                                     ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST DeAM SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
COMMON STOCK -- 98.8%
ADVERTISING -- 0.4%
    Advo, Inc.*.......................      33,800   $  1,500,720
                                                     ------------
AEROSPACE -- 0.1%
    United Industrial Corp............      18,700        304,810
                                                     ------------
AIRLINES -- 0.3%
    AirTran Holdings, Inc.*...........     109,000      1,141,230
                                                     ------------
AUTOMOBILE MANUFACTURERS -- 0.8%
    Oshkosh Truck Corp................      43,500      2,580,420
                                                     ------------
BEVERAGES -- 0.2%
    Peet's Coffee & Tea, Inc.*........      30,100        525,546
                                                     ------------
BUILDING MATERIALS -- 0.7%
    American Woodmark Corp............      27,600      1,285,056
    Trex Co., Inc.*...................      30,500      1,197,125
                                                     ------------
                                                        2,482,181
                                                     ------------
BUSINESS SERVICES -- 6.9%
    American Management Systems,
      Inc.*...........................      29,100        415,548
    CCC Information Services Group,
      Inc.*...........................      21,000        304,500
    Dionex Corp.*.....................      47,700      1,896,075
    eFunds Corp.*.....................     156,200      1,800,986
    FreeMarkets, Inc.*................     129,300        899,928
    FTI Consulting, Inc.*.............     128,050      3,197,408
    Informatica Corp.*@...............     294,700      2,036,377
    Itron, Inc.*......................     116,100      2,503,116
    John H. Harland Co................     112,600      2,945,616
    Labor Ready, Inc.*................     148,200      1,062,594
    Per-Se Technologies, Inc.*........      31,000        348,130
    Plexus Corp.*.....................      77,900        898,187
    Pre-Paid Legal Services, Inc.*@...      88,700      2,175,811
    Right Management Consultants,
      Inc.*...........................     193,950      2,453,468
    Scientific Games Corp.*...........      47,900        450,260
                                                     ------------
                                                       23,388,004
                                                     ------------
CHEMICALS -- 1.3%
    Georgia Gulf Corp.................     172,250      3,410,550
    MacDermid, Inc....................      32,500        854,750
                                                     ------------
                                                        4,265,300
                                                     ------------
CLOTHING & APPAREL -- 2.5%
    J. Jill Group, Inc.*..............     154,200      2,596,728
    Pacific Sunwear of California,
      Inc.*...........................     128,000      3,083,520
    Quiksilver, Inc.*.................      99,200      1,635,808
    Too, Inc.*........................      59,100      1,196,775
                                                     ------------
                                                        8,512,831
                                                     ------------
COMPUTER HARDWARE -- 1.3%
    Hutchinson Technology, Inc.*......      57,500      1,891,175
    Iomega Corp.*.....................      61,600        652,960
    Mercury Computer Systems, Inc.*...      97,900      1,777,864
                                                     ------------
                                                        4,321,999
                                                     ------------

                                          SHARES        VALUE
                                          ------        -----
COMPUTER SERVICES & SOFTWARE -- 11.3%
    Activision, Inc.*.................     112,950   $  1,459,314
    Advanced Digital Information
      Corp.*..........................     239,000      2,387,610
    Avid Technology, Inc.*@...........      42,100      1,476,447
    Concurrent Computer Corp.*........     116,100        339,012
    Documentum, Inc.*@................      86,800      1,707,356
    Echelon Corp*@....................     103,600      1,426,572
    Eclipsys Corp.*...................     159,500      1,665,180
    EPIQ Systems, Inc.*...............      34,000        583,780
    Hyperion Solutions Corp.*.........      85,800      2,896,608
    IDX Systems Corp.*................      94,800      1,471,296
    JDA Software Group, Inc.*.........      41,400        463,266
    Kronos, Inc.*.....................      69,100      3,510,971
    MatrixOne, Inc.*..................     143,100        821,394
    Micromuse, Inc.*..................     201,500      1,609,985
    MRO Software, Inc.*...............      92,200        795,686
    Netegrity, Inc.*..................      54,100        315,944
    Overland Storage, Inc.*...........      66,400      1,350,576
    Pinnacle Systems, Inc.*...........     179,200      1,917,440
    Progress Software Corp.*..........      90,200      1,869,846
    SafeNet, Inc.*....................      71,300      1,994,974
    ScanSoft, Inc.*...................     204,900      1,112,607
    SRA International, Inc.*..........      16,800        537,600
    Sybase, Inc.*.....................     110,100      1,531,491
    Take-Two Interactive Software,
      Inc.*@..........................     102,600      2,907,684
    TIBCO Software, Inc.*.............     163,400        831,706
    Websense, Inc.*...................      56,300        881,658
                                                     ------------
                                                       37,866,003
                                                     ------------
CONSUMER PRODUCTS & SERVICES -- 2.9%
    Aaron Rents, Inc. Cl-B............      33,100        853,980
    Chattem, Inc.*....................      76,400      1,436,320
    Engineered Support Systems,
      Inc.............................      80,450      3,366,832
    Jarden Corp.*.....................      17,400        481,458
    Lexar Media, Inc.*................     191,900      1,830,726
    NBTY, Inc.*.......................      55,000      1,158,300
    Rollins, Inc......................      32,250        607,913
                                                     ------------
                                                        9,735,529
                                                     ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 7.0%
    Artisan Components, Inc.*.........      95,500      2,159,255
    Benchmark Electronics, Inc.*@.....     117,000      3,598,920
    Daktronics, Inc.*.................     118,600      1,939,110
    DSP Group, Inc.*..................      59,300      1,276,729
    EDO Corp..........................      74,000      1,309,800
    Electronics for Imaging, Inc.*....      70,400      1,428,416
    FLIR Systems, Inc.*...............      29,400        886,410
    Newport Corp.*....................      72,500      1,073,000
    Planar Systems, Inc.*.............     117,200      2,292,432
    SonoSight, Inc.*..................      40,600        809,970
    Teledyne Technologies, Inc.*......     167,200      2,190,320

AST DeAM SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
    Trimble Navigation Ltd.*..........      90,500   $  2,075,165
    Varian, Inc.*.....................      29,600      1,026,232
    Woodward Governor Co..............      39,300      1,689,900
                                                     ------------
                                                       23,755,659
                                                     ------------
ENTERTAINMENT & LEISURE -- 2.9%
    Ameristar Casinos, Inc.*..........      61,800      1,319,430
    Isle of Capri Casinos, Inc.*......     129,300      2,137,329
    Macrovision Corp.*................     103,500      2,061,720
    Multimedia Games, Inc.*...........      44,600      1,137,300
    Penn National Gaming, Inc.*.......     136,800      2,811,240
    Speedway Motorsports, Inc.........       8,500        227,800
                                                     ------------
                                                        9,694,819
                                                     ------------
ENVIRONMENTAL SERVICES -- 0.8%
    Tetra Tech, Inc.*.................      79,400      1,360,122
    Waste Connections, Inc.*..........      37,400      1,310,870
                                                     ------------
                                                        2,670,992
                                                     ------------
EQUIPMENT SERVICES -- 0.4%
    Global Imaging Systems, Inc.*.....      59,100      1,368,756
                                                     ------------
FINANCIAL-BANK & TRUST -- 6.1%
    Accredited Home Lenders Holding
      Co.*............................      64,200      1,259,604
    City Holding Co...................      23,500        687,845
    Community First Bankshares,
      Inc.............................      72,400      1,976,520
    First Bancorp.....................      45,850      1,258,583
    Flagstar Bancorp, Inc.............      45,500      1,112,475
    Independent Bank Corp.............      32,152        825,985
    International Bancshares Corp.....       8,250        293,370
    Pacific Capital Bancorp...........      34,400      1,205,720
    R&G Financial Corp. Cl-B..........      79,300      2,355,210
    Republic Bancorp, Inc.............      82,980      1,113,592
    Southwest Bancorporation of Texas,
      Inc.*...........................      16,600        539,666
    Staten Island Bancorp, Inc........      77,400      1,507,752
    Texas Regional Bancshares, Inc.
      Cl-A............................      40,920      1,419,924
    UCBH Holdings, Inc.@..............     115,400      3,309,671
    United Bancshares, Inc............      30,000        859,500
    Wintrust Financial Corp...........      31,200        923,520
                                                     ------------
                                                       20,648,937
                                                     ------------
FINANCIAL SERVICES -- 2.6%
    Dime Community Bancshares.........      53,700      1,366,665
    MAF Bancorp, Inc..................      31,000      1,149,170
    New Century Financial Corp........      58,000      2,531,700
    Novastar Financial, Inc.@.........       9,500        567,625
    W Holding Co., Inc................     152,300      2,576,916
    World Acceptance Corp.*...........      37,100        603,988
                                                     ------------
                                                        8,796,064
                                                     ------------
FOOD -- 0.3%
    Interstate Bakeries Corp..........      48,100        610,870
    J&J Snack Foods Corp.*............      10,800        341,604
                                                     ------------
                                                          952,474
                                                     ------------

                                          SHARES        VALUE
                                          ------        -----
HEALTHCARE SERVICES -- 4.2%
    American Healthways, Inc.*@.......      69,600   $  2,513,952
    AMERIGROUP Corp.*.................      85,700      3,188,040
    AmSurg Corp.*.....................      47,500      1,448,750
    Select Medical Corp.*.............     111,600      2,771,028
    Sierra Health Services, Inc.*@....     132,100      2,642,000
    VCA Antech, Inc.*.................      84,300      1,649,751
                                                     ------------
                                                       14,213,521
                                                     ------------
INDUSTRIAL PRODUCTS -- 1.0%
    Carlisle Companies, Inc...........      35,600      1,500,896
    Maverick Tube Corp.*..............      99,700      1,909,255
                                                     ------------
                                                        3,410,151
                                                     ------------
INTERNET SERVICES -- 5.6%
    Akamai Technologies, Inc.*........     222,400      1,080,864
    Ask Jeeves, Inc.*.................      83,100      1,142,625
    CNET Networks, Inc.*..............     115,300        718,319
    Digital Insight Corp.*............      71,900      1,369,695
    Earthlink, Inc.*..................     188,300      1,485,687
    eSPEED, Inc. Cl-A*................      60,600      1,197,456
    F5 Networks, Inc.*................      69,800      1,176,130
    Looksmart Ltd.*...................     344,600        975,218
    NetBank, Inc......................      74,900        985,684
    Netflix, Inc.*@...................      99,300      2,537,115
    Overture Services, Inc.*..........      88,300      1,600,879
    Packeteer, Inc.*..................      55,700        867,249
    Portal Software, Inc.*............     383,000        766,000
    Priceline.Com, Inc.*..............      43,083        964,628
    Secure Computing Corp.*...........      99,800        871,254
    United Online, Inc.*@.............      20,500        519,470
    WebEx Communications, Inc.*.......      54,400        758,880
                                                     ------------
                                                       19,017,153
                                                     ------------
MACHINERY & EQUIPMENT -- 2.3%
    Albany International Corp. Cl-A...      37,800      1,035,720
    Briggs & Stratton Corp............      31,000      1,565,500
    CLARCOR, Inc......................      40,200      1,549,710
    Nordson Corp......................      77,300      1,843,605
    Toro Co...........................      46,700      1,856,325
                                                     ------------
                                                        7,850,860
                                                     ------------
MEDICAL SUPPLIES & EQUIPMENT -- 8.6%
    Applera Corp. -- Celera Genomics
      Group*..........................     192,600      1,987,632
    Biosite, Inc.*@...................      35,000      1,683,500
    Cambrex Corp......................     111,200      2,559,824
    Enzo Biochem, Inc.*...............      80,010      1,721,815
    Gen-Probe, Inc.*..................      26,600      1,087,142
    Hologic, Inc.*....................      25,800        340,044
    IDEXX Laboratories, Inc.*@........      47,800      1,603,212
    INAMED Corp.*.....................      39,700      2,131,493
    Integra LifeSciences Holdings
      Corp.*..........................      88,800      2,342,544
    Martek Biosciences Corp.*@........      70,500      3,027,270
    Mentor Corp.......................      90,600      1,755,828
    Merit Medical Systems, Inc.*......     144,400      2,885,112

AST DeAM SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
    Possis Medical, Inc.*.............      48,100   $    659,932
    SurModics, Inc.*@.................      30,300        924,150
    VISX, Inc.*.......................     142,300      2,468,905
    Wilson Greatbatch Technologies,
      Inc.*...........................      50,300      1,815,830
                                                     ------------
                                                       28,994,233
                                                     ------------
METALS & MINING -- 0.2%
    Hecla Mining Co.*.................     176,000        744,480
                                                     ------------
OIL & GAS -- 4.9%
    Cabot Oil & Gas Corp..............      41,300      1,140,293
    Evergreen Resources, Inc.*@.......      41,400      2,248,434
    Grey Wolf, Inc.*..................     154,800        625,392
    Houston Exploration Co.*..........      34,700      1,204,090
    Oceaneering International,
      Inc.*...........................      77,900      1,990,345
    Patina Oil & Gas Corp.............     126,125      4,054,919
    Remington Oil & Gas Corp.*........     136,700      2,512,546
    Southwestern Energy Co.*..........     101,500      1,523,515
    St. Mary Land & Exploration Co....      45,200      1,233,960
                                                     ------------
                                                       16,533,494
                                                     ------------
PERSONAL SERVICES -- 0.4%
    Strayer Education, Inc............      17,600      1,398,320
                                                     ------------
PHARMACEUTICALS -- 6.9%
    aaiPharma, Inc.*@.................     145,500      2,892,540
    CIMA Labs, Inc.*..................      75,900      2,040,951
    Connetics Corp.*..................     122,700      1,836,819
    Covance, Inc.*....................     168,600      3,051,660
    Endo Pharmaceuticals Holdings,
      Inc.*...........................      58,600        991,512
    Exelixis, Inc.*...................      88,900        616,966
    Impax Laboratories, Inc.*.........     229,400      2,750,506
    Inspire Pharmaceuticals, Inc.*....      74,200        801,360
    Penwest Pharmaceuticals Co.*......      19,800        482,526
    Perrigo Co........................     231,100      3,614,404
    Priority Healthcare Corp.
      Cl-B*@..........................      64,100      1,189,055
    Serologicals Corp.*...............      90,400      1,232,152
    Tanox, Inc.*......................      50,500        810,525
    Vicuron Pharmaceuticals, Inc.*....      62,000        879,160
                                                     ------------
                                                       23,190,136
                                                     ------------
REAL ESTATE -- 1.6%
    Alexandria Real Estate Equities,
      Inc. [REIT].....................      33,800      1,521,000
    Essex Property Trust, Inc.
      [REIT]..........................      23,500      1,345,375
    Glimcher Realty Trust [REIT]......      42,800        958,720
    Washington Real Estate Investment
      Trust [REIT]....................      59,800      1,626,560
                                                     ------------
                                                        5,451,655
                                                     ------------

                                          SHARES        VALUE
                                          ------        -----
RESTAURANTS -- 1.7%
    California Pizza Kitchen, Inc.*...      45,600   $    980,400
    P.F. Chang's China Bistro,
      Inc.*@..........................      57,800      2,844,338
    Panera Bread Co. Cl-A*............      46,600      1,864,000
                                                     ------------
                                                        5,688,738
                                                     ------------
RETAIL & MERCHANDISING -- 4.8%
    Aeropostale, Inc.*................      78,900      1,694,772
    Cost Plus, Inc.*..................      35,100      1,251,666
    Dick's Sporting Goods, Inc.*......      18,200        667,576
    Gymboree Corp.*...................      91,700      1,538,726
    Hollywood Entertainment Corp.*@...     178,700      3,073,640
    Hot Topic, Inc.*@.................      86,400      2,325,024
    Kenneth Cole Productions, Inc.
      Cl-A*...........................      56,900      1,108,981
    Movie Gallery, Inc.*..............     124,900      2,304,405
    Tuesday Morning Corp.*............      28,300        744,290
    Urban Outfitters, Inc.*@..........      42,000      1,507,800
                                                     ------------
                                                       16,216,880
                                                     ------------
SEMICONDUCTORS -- 3.0%
    Chippac, Inc. Cl-A*...............     253,000      1,940,510
    Exar Corp.*.......................      23,100        365,673
    Micrel, Inc.*.....................     107,600      1,117,964
    Microsemi Corp.*..................      61,400        982,400
    Photronics, Inc.*.................     164,000      2,861,800
    Pixelworks, Inc.*.................     124,800        741,312
    Power Integrations, Inc.*@........      89,700      2,181,504
                                                     ------------
                                                       10,191,163
                                                     ------------
TELECOMMUNICATIONS -- 3.5%
    Arris Group, Inc.*................     211,300      1,048,048
    Boston Communications Group,
      Inc.*@..........................     124,100      2,125,833
    Commonwealth Telephone
      Enterprises, Inc.*..............      52,400      2,304,028
    Inter-Tel, Inc....................     125,300      2,658,866
    Intrado, Inc.*....................      92,000      1,452,680
    Remec, Inc.*......................      76,400        531,744
    RF Micro Devices, Inc.*...........     294,300      1,771,686
                                                     ------------
                                                       11,892,885
                                                     ------------
TRANSPORTATION -- 1.3%
    EGL, Inc.*........................      68,100      1,035,120
    Knight Transportation, Inc.*......      44,300      1,103,070
    Landstar System, Inc.*............      38,400      2,413,440
                                                     ------------
                                                        4,551,630
                                                     ------------
TOTAL COMMON STOCK
  (Cost $309,436,597).................                333,857,573
                                                     ------------
FOREIGN STOCK -- 0.6%
INTERNET SERVICES
    Sohu.com, Inc. -- (CNY)*
    (Cost $1,647,160).................      55,200      1,885,632
                                                     ------------

AST DeAM SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PAR
                                          (000)         VALUE
                                          -----         -----
SHORT-TERM INVESTMENTS -- 0.7%
U.S. TREASURY OBLIGATIONS
    U.S. Treasury Bills
      0.95%, 07/24/03#................  $       40   $     39,974
      0.98%, 07/24/03#................         750        749,503
      1.04%, 07/24/03#................         300        299,802
      1.05%, 07/24/03#................         250        249,835
      1.07%, 07/24/03#................         300        299,802
      1.08%, 07/24/03#................          50         49,967
      1.11%, 07/24/03#................          25         24,981
      1.13%, 07/24/03#................         575        574,556
                                                     ------------
    (Cost $2,288,467).................                  2,288,420
                                                     ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 10.8%
CERTIFICATES OF DEPOSIT -- 4.6%
    American Express Centurion
      1.34%, 01/27/04 [FRN]...........       2,216      2,215,671
      1.42%, 12/12/03 [FRN]...........         562        562,493
    Bear Stearns Co., Inc.
      1.37%, 01/16/04 [FRN]...........         304        303,933
    Canadian Imperial Bank Corp.
      1.28%, 05/28/04.................         835        835,199
    Dresdner Bank
      1.78%, 10/06/03 [FRN]...........       1,403      1,402,537
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03.................       2,302      2,301,777
      1.26%, 07/28/03.................       2,785      2,784,954
    Monumental Global Funding
      1.48%, 05/28/04.................         647        646,999
    National City Bank of Indiana
      1.59%, 11/10/03 [FRN]...........       2,744      2,743,521
    Svenska Handelsbanken
      1.44%, 07/01/03.................       1,454      1,453,753
    UBS Warburg
      1.38%, 07/01/03.................         333        333,332
                                                     ------------
                                                       15,584,169
                                                     ------------
                                          SHARES        VALUE
                                          ------        -----
NON-REGISTERED INVESTMENT COMPANIES -- 6.0%
    Institutional Money Market
      Trust...........................  20,289,133   $ 20,289,133
                                                     ------------
                                           PAR
                                          (000)
                                          -----
REPURCHASE AGREEMENTS -- 0.2%
    UBS AG
      1.00%, dated 06/30/03, maturing
        07/01/03, repurchase price
        $605,748 (Collateralized by
        U.S. Treasury Notes, 3.25%,
        par value $610,974, market
        value $617,900 due
        12/31/03).....................  $606              605,731
                                                     ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $36,479,033)..................                 36,479,033
                                                     ------------
TOTAL INVESTMENTS -- 110.9%
  (Cost $349,851,257).................                374,510,658
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (10.9%).............                (36,692,756)
                                                     ------------
NET ASSETS -- 100.0%..................               $337,817,902
                                                     ============

# Securities with an aggregate market value of $2,288,420 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

                              EXPIRATION    NUMBER OF     UNREALIZED
DESCRIPTION                     MONTH       CONTRACTS    DEPRECIATION
---------------------------------------------------------------------
Russell 2000................    09/03          14          $(29,909)
                                                           ========

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST MFS GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
FOREIGN STOCK -- 62.3%
AUSTRALIA -- 2.5%
    News Corp. Ltd.....................   97,679    $   733,705
    QBE Insurance Group Ltd............  178,806      1,117,634
                                                    -----------
                                                      1,851,339
                                                    -----------
AUSTRIA -- 0.6%
    Erste Bank der Oesterreichischen
      Sparkassen AG....................    4,800        424,152
                                                    -----------
CANADA -- 2.8%
    BCE, Inc...........................   42,029        960,751
    Canadian National Railway Co.......    8,561        413,154
    Canadian Natural Resources Ltd.....    9,730        384,903
    Talisman Energy, Inc...............    7,330        331,772
                                                    -----------
                                                      2,090,580
                                                    -----------
FRANCE -- 11.3%
    Aventis SA.........................   12,620        694,316
    Bouygues SA........................   10,700        295,386
    Cap Gemini SA*.....................   14,450        513,073
    Carrefour SA.......................   15,490        759,185
    France Telecom SA*.................   31,300        767,745
    L' Air Liquide SA..................   11,811      1,750,993
    Sanofi-Synthelabo SA...............   26,570      1,556,085
    Societe Television Francaise 1.....   11,310        348,072
    Total SA...........................   10,300      1,556,556
                                                    -----------
                                                      8,241,411
                                                    -----------
GERMANY -- 0.8%
    Bayerische Motoren Werke AG........   15,780        607,049
                                                    -----------
HONG KONG -- 0.1%
    Esprit Holdings Ltd................   24,000         58,629
                                                    -----------
IRELAND -- 0.6%
    Irish Life & Permanent PLC.........   44,080        475,818
                                                    -----------
ITALY -- 0.6%
    Snam Rete Gas SPA..................  116,520        457,613
                                                    -----------
JAPAN -- 8.5%
    Canon, Inc.........................   23,000      1,055,424
    Chugai Pharmaceutical Co. Ltd......   67,700        769,043
    Honda Motor Co. Ltd................   27,400      1,038,268
    Japan Telecom Holdings Co. Ltd.....      129        392,130
    KDDI Corp..........................      142        549,906
    Nissan Motor Co. Ltd...............   75,900        725,657
    Ono Pharmaceutical Co. Ltd.........    7,000        216,864
    Shiseido Co. Ltd...................   23,000        223,535
    Sony Corp..........................   11,000        309,640
    Takeda Chemical Industries Ltd.....    6,400        236,119
    Tokyo Broadcasting System, Inc.....   24,000        292,417
    Tokyo Gas Co. Ltd..................  120,000        344,785
                                                    -----------
                                                      6,153,788
                                                    -----------
KOREA -- 0.3%
    Samsung Electronics Co. Ltd........      760        225,869
                                                    -----------

                                          SHARES       VALUE
                                          ------       -----
NETHERLANDS -- 4.1%
    Reed Elsevier NV...................  117,720    $ 1,388,329
    STMicroelectronics NV..............   25,290        530,299
    Unilever NV........................   20,790      1,115,396
                                                    -----------
                                                      3,034,024
                                                    -----------
NORWAY -- 1.0%
    DnB Holding ASA....................  100,000        493,184
    Gjensidige NOR ASA.................    6,900        241,362
                                                    -----------
                                                        734,546
                                                    -----------
SINGAPORE -- 2.2%
    DBS Group Holdings Ltd.............   92,500        541,022
    Haw Par Corp. Ltd..................    1,798          4,431
    Singapore Telecommunications
      Ltd..............................  717,000        614,797
    United Overseas Bank Ltd...........   69,000        485,855
                                                    -----------
                                                      1,646,105
                                                    -----------
SPAIN -- 2.4%
    Iberdrola SA.......................   43,030        745,151
    Telefonica SA......................   89,756      1,042,044
                                                    -----------
                                                      1,787,195
                                                    -----------
SWEDEN -- 0.9%
    Hennes & Mauritz AB Cl-B...........   28,300        650,499
                                                    -----------
SWITZERLAND -- 6.9%
    Nestle SA..........................    4,277        882,529
    Novartis AG........................   40,900      1,618,438
    Syngenta AG........................   18,546        929,669
    Synthes-Stratec, Inc...............    1,150        826,074
    UBS AG.............................   14,300        795,477
                                                    -----------
                                                      5,052,187
                                                    -----------
UNITED KINGDOM -- 16.7%
    AstraZeneca PLC....................   13,200        529,307
    BOC Group PLC......................  100,580      1,290,445
    BP PLC.............................  114,100        791,263
    British Sky Broadcasting Group
      PLC*.............................   46,880        519,471
    Capital Radio PLC..................   20,780        171,452
    Diageo PLC.........................  155,246      1,657,494
    GlaxoSmithKline PLC................   35,090        708,169
    Granada Compass PLC................  575,500        864,200
    Kingfisher PLC.....................  190,400        871,096
    Next Group PLC.....................   44,650        756,324
    Reckitt Benckiser PLC..............  102,960      1,889,299
    Royal Bank of Scotland Group PLC...   28,617        802,787
    Vodafone Group PLC.................  451,234        882,364
    William Hill PLC...................   94,660        445,964
                                                    -----------
                                                     12,179,635
                                                    -----------
TOTAL FOREIGN STOCK
  (Cost $43,655,721)...................              45,670,439
                                                    -----------
U.S. STOCK -- 34.4%
BEVERAGES -- 1.4%
    PepsiCo, Inc.......................   23,400      1,041,300
                                                    -----------

AST MFS GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
BUSINESS SERVICES -- 0.8%
    Aramark Corp.*.....................   25,020    $   560,948
                                                    -----------
CHEMICALS -- 2.4%
    Air Products & Chemicals, Inc......   15,880        660,608
    Praxair, Inc.......................   18,510      1,112,451
                                                    -----------
                                                      1,773,059
                                                    -----------
CLOTHING & APPAREL -- 0.9%
    Nike, Inc. Cl-B....................   12,620        675,044
                                                    -----------
COMPUTER HARDWARE -- 1.6%
    Hewlett-Packard Co.................   30,989        660,066
    International Business Machines
      Corp.............................    6,500        536,250
                                                    -----------
                                                      1,196,316
                                                    -----------
COMPUTER SERVICES & SOFTWARE -- 1.6%
    Microsoft Corp.....................   31,100        796,471
    PeopleSoft, Inc.*..................   19,900        350,041
                                                    -----------
                                                      1,146,512
                                                    -----------
CONSUMER PRODUCTS & SERVICES -- 0.6%
    Alberto-Culver Co. Cl-B............    8,920        455,812
                                                    -----------
ENTERTAINMENT & LEISURE -- 1.9%
    AOL Time Warner, Inc.*.............   87,100      1,401,439
                                                    -----------
FINANCIAL-BANK & TRUST -- 1.7%
    SouthTrust Corp....................   21,300        579,360
    SunTrust Banks, Inc................   11,840        702,586
                                                    -----------
                                                      1,281,946
                                                    -----------
FINANCIAL SERVICES -- 2.2%
    Citigroup, Inc.....................   21,700        928,760
    Merrill Lynch & Co., Inc...........   14,610        681,995
                                                    -----------
                                                      1,610,755
                                                    -----------
FOOD -- 0.6%
    The J.M. Smucker Co................   11,000        438,790
                                                    -----------
HEALTHCARE SERVICES -- 0.8%
    Lincare Holdings, Inc.*............   17,850        562,454
                                                    -----------
INSURANCE -- 2.7%
    Ace Ltd............................   32,710      1,121,625
    Metlife, Inc.......................   18,060        511,459
    St. Paul Companies, Inc............    7,330        267,618
                                                    -----------
                                                      1,900,702
                                                    -----------
INTERNET SERVICES -- 0.9%
    Networks Associates, Inc.*.........   27,600        349,968
    Symantec Corp.*....................    7,000        307,020
                                                    -----------
                                                        656,988
                                                    -----------
MACHINERY & EQUIPMENT -- 0.4%
    Thermo Electron Corp.*.............   14,000        294,280
                                                    -----------
MEDICAL SUPPLIES & EQUIPMENT -- 2.2%
    AmerisourceBergen Corp. Cl-A.......    6,800        471,580
    Johnson & Johnson..................   21,700      1,121,890
                                                    -----------
                                                      1,593,470
                                                    -----------

                                          SHARES       VALUE
                                          ------       -----
OIL & GAS -- 0.7%
    ConocoPhilips......................    9,668    $   529,806
                                                    -----------
PHARMACEUTICALS -- 2.3%
    Pfizer, Inc........................   19,430        663,535
    Schering-Plough Corp...............   20,700        385,020
    Waters Corp.*......................   23,000        669,990
                                                    -----------
                                                      1,718,545
                                                    -----------
PRINTING & PUBLISHING -- 1.2%
    Viacom, Inc. Cl-B*.................   20,850        910,311
                                                    -----------
RAILROADS -- 1.0%
    Burlington Northern Santa Fe
      Corp.............................   12,900        366,876
    Union Pacific Corp.................    6,100        353,922
                                                    -----------
                                                        720,798
                                                    -----------
RESTAURANTS -- 1.4%
    Yum! Brands, Inc.*.................   34,240      1,012,134
                                                    -----------
RETAIL & MERCHANDISING -- 1.8%
    The Home Depot, Inc................   23,350        773,352
    TJX Companies, Inc.................   30,700        578,388
                                                    -----------
                                                      1,351,740
                                                    -----------
TELECOMMUNICATIONS -- 2.3%
    BellSouth Corp.....................   28,620        762,151
    Verizon Communications, Inc........   22,900        903,405
                                                    -----------
                                                      1,665,556
                                                    -----------
TRANSPORTATION -- 1.0%
    FedEx Corp.........................   12,370        767,311
                                                    -----------
TOTAL U.S. STOCK
  (Cost $24,140,432)...................              25,266,016
                                                    -----------
                                           PAR
                                          (000)
                                          -----
SHORT-TERM INVESTMENTS -- 5.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS
    Federal Home Loan Bank
      0.95%, 07/01/03
    (Cost $4,031,000)..................  $ 4,031      4,031,000
                                                    -----------
TOTAL INVESTMENTS -- 102.2%
  (Cost $71,827,153)...................              74,967,455
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (2.2%)...............              (1,603,893)
                                                    -----------
NET ASSETS -- 100.0%...................             $73,363,562
                                                    ===========

AST MFS GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

Foreign currency exchange contracts outstanding at June 30, 2003:

                                        IN
SETTLEMENT              CONTRACTS    EXCHANGE   CONTRACTS     UNREALIZED
MONTH          TYPE     TO RECEIVE     FOR      AT VALUE     APPRECIATION
--------------------------------------------------------------------------
07/03        Buy   SEK    493,330    $330,661   $330,856        $ 195
                                     ========   ========        =====

                                        IN                    UNREALIZED
SETTLEMENT              CONTRACTS    EXCHANGE   CONTRACTS   APPRECIATION/
MONTH          TYPE     TO RECEIVE     FOR      AT VALUE    (DEPRECIATION)
--------------------------------------------------------------------------
07/03        Sell  AUD      4,479    $ 2,984    $  3,004        $ (20)
07/03        Sell  CHF     95,433     70,683      70,454          229
07/03        Sell  EUR     42,542     48,566      48,853         (287)
07/03        Sell  JPY  8,316,451     69,609      69,260          349
                                     --------   --------        -----
                                     $191,842   $191,571        $ 271
                                     ========   ========        =====

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of June 30, 2003. Percentages are based on net assets.

INDUSTRY
--------
Automobile Manufacturers..............................   3.2%
Beverages.............................................   2.3%
Broadcasting..........................................   3.0%
Chemicals.............................................   5.4%
Computer Hardware.....................................   0.7%
Conglomerates.........................................   0.0%
Construction..........................................   0.4%
Consumer Products & Services..........................   3.0%
Electrical Components & Equipment.....................   0.7%
Entertainment & Leisure...............................   0.6%
Financial-Bank & Trust................................   4.8%
Financial Services....................................   1.0%
Food..................................................   3.8%
Insurance.............................................   1.5%
Medical Supplies & Equipment..........................   1.1%
Office Equipment......................................   1.5%
Oil & Gas.............................................   5.3%
Pharmaceuticals.......................................   8.6%
Printing & Publishing.................................   2.9%
Retail & Merchandising................................   3.1%
Semiconductors........................................   0.7%
Telecommunications....................................   7.1%
Transportation........................................   0.6%
Utilities.............................................   1.0%
                                                        ----
Total.................................................  62.3%
                                                        ====

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST MFS GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 96.0%
AEROSPACE -- 1.2%
    Northrop Grumman Corp............     33,000   $  2,847,570
    United Technologies Corp.........     53,000      3,753,990
                                                   ------------
                                                      6,601,560
                                                   ------------
AIRLINES -- 0.2%
    JetBlue Airways Corp.*@..........     24,700      1,044,563
                                                   ------------
BEVERAGES -- 1.2%
    Anheuser-Busch Companies, Inc....      5,500        280,775
    PepsiCo, Inc.....................    139,500      6,207,750
                                                   ------------
                                                      6,488,525
                                                   ------------
BROADCASTING -- 2.3%
    Clear Channel Communications,
      Inc.*..........................    239,160     10,137,992
    Liberty Media Corp. Cl-A*........    240,800      2,783,648
                                                   ------------
                                                     12,921,640
                                                   ------------
BUSINESS SERVICES -- 1.6%
    First Data Corp.@................    179,540      7,440,138
    Manpower, Inc....................     34,400      1,275,896
                                                   ------------
                                                      8,716,034
                                                   ------------
CABLE TELEVISION -- 1.1%
    Comcast Corp. Cl-A*@.............    199,052      6,007,389
                                                   ------------
COMPUTER HARDWARE -- 4.2%
    Dell Computer Corp.*.............    294,620      9,416,055
    Hewlett-Packard Co...............    199,600      4,251,480
    International Business Machines
      Corp...........................    119,300      9,842,250
                                                   ------------
                                                     23,509,785
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 8.5%
    BEA Systems, Inc.*...............    103,100      1,119,666
    Cadence Design Systems, Inc.*....     99,700      1,202,382
    Cisco Systems, Inc.*.............    669,980     11,181,966
    Microsoft Corp...................    863,480     22,113,723
    Oracle Corp.*....................    555,330      6,675,067
    Veritas Software Corp.*@.........    164,711      4,722,264
                                                   ------------
                                                     47,015,068
                                                   ------------
CONGLOMERATES -- 5.2%
    3M Co............................     77,330      9,974,023
    Altria Group, Inc................    119,900      5,448,256
    Cendant Corp.*...................    248,900      4,559,848
    Tyco International Ltd...........    474,200      9,000,316
                                                   ------------
                                                     28,982,443
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
CONSUMER PRODUCTS & SERVICES -- 5.8%
    Avon Products, Inc...............    165,800   $ 10,312,760
    InterActiveCorp*@................    216,100      8,551,077
    Johnson & Johnson................    117,658      6,082,919
    Procter & Gamble Co..............     74,100      6,608,238
    Weight Watchers International,
      Inc.*..........................     18,100        823,369
                                                   ------------
                                                     32,378,363
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.2%
    General Electric Co..............    424,250     12,167,490
                                                   ------------
ENTERTAINMENT & LEISURE -- 5.7%
    AOL Time Warner, Inc.*@..........    651,500     10,482,635
    Carnival Corp.@..................     52,200      1,697,022
    Disney, (Walt) Co................    349,000      6,892,750
    MGM MIRAGE*......................     65,300      2,231,954
    Viacom, Inc. Cl-B*...............    231,091     10,089,433
                                                   ------------
                                                     31,393,794
                                                   ------------
FINANCIAL-BANK & TRUST -- 0.6%
    Bank of New York Co., Inc........     69,200      1,989,500
    Northern Trust Corp..............     35,900      1,500,261
                                                   ------------
                                                      3,489,761
                                                   ------------
FINANCIAL SERVICES -- 9.3%
    American Express Co..............    170,709      7,137,343
    Capital One Financial Corp.@.....     26,600      1,308,188
    Citigroup, Inc...................    254,845     10,907,366
    Fannie Mae.......................    105,800      7,135,152
    Goldman Sachs Group, Inc.@.......     81,500      6,825,625
    Merrill Lynch & Co., Inc.........    238,800     11,147,184
    SLM Corp.........................    181,500      7,109,355
                                                   ------------
                                                     51,570,213
                                                   ------------
HEALTHCARE SERVICES -- 1.4%
    Caremark Rx, Inc.*...............    103,300      2,652,744
    Omnicare, Inc....................     67,700      2,287,583
    WellPoint Health Networks,
      Inc.*..........................     36,200      3,051,660
                                                   ------------
                                                      7,991,987
                                                   ------------
INSURANCE -- 2.2%
    Aetna, Inc.......................     66,700      4,015,340
    Travelers Property Casualty Corp.
      Cl-A@..........................    234,400      3,726,960
    XL Capital Ltd. Cl-A.............     53,400      4,432,200
                                                   ------------
                                                     12,174,500
                                                   ------------
INTERNET SERVICES -- 0.9%
    eBay, Inc.*@.....................     48,000      5,000,640
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 7.9%
    Abbott Laboratories..............    236,600     10,353,616
    Amgen, Inc.*.....................    188,100     12,497,364
    Becton Dickinson & Co............     48,800      1,895,880
    Boston Scientific Corp.*@........     41,300      2,523,430
    Genzyme Corp.*...................     19,600        819,280
    Guidant Corp.....................     83,700      3,715,443

AST MFS GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    McKesson Corp....................     80,000   $  2,859,200
    Medtronic, Inc...................     68,200      3,271,554
    St. Jude Medical, Inc.*..........    105,800      6,083,500
                                                   ------------
                                                     44,019,267
                                                   ------------
OIL & GAS -- 3.0%
    BJ Services Co.*@................     60,900      2,275,224
    Encana Corp......................    110,800      4,251,396
    Noble Corp.*.....................     62,700      2,150,610
    Schlumberger Ltd.@...............    163,900      7,796,723
                                                   ------------
                                                     16,473,953
                                                   ------------
PERSONAL SERVICES -- 0.4%
    Apollo Group, Inc. Cl-A*.........     27,000      1,667,520
    Career Education Corp.*..........      4,800        328,416
                                                   ------------
                                                      1,995,936
                                                   ------------
PHARMACEUTICALS -- 8.4%
    Biogen, Inc.*@...................     46,700      1,774,600
    Forest Laboratories, Inc.*.......     48,100      2,633,475
    Genentech, Inc.*@................     63,900      4,608,468
    Gilead Sciences, Inc.*@..........     26,800      1,489,544
    MedImmune, Inc.*.................     53,900      1,960,343
    Pfizer, Inc......................    559,702     19,113,823
    Schering-Plough Corp.............    311,300      5,790,180
    Wyeth............................    196,500      8,950,575
                                                   ------------
                                                     46,321,008
                                                   ------------
PRINTING & PUBLISHING -- 1.0%
    Tribune Co.@.....................    115,900      5,597,970
                                                   ------------
RESTAURANTS -- 1.1%
    McDonald's Corp..................    158,500      3,496,510
    Starbucks Corp.*.................    102,100      2,503,492
                                                   ------------
                                                      6,000,002
                                                   ------------
RETAIL & MERCHANDISING -- 11.6%
    Bed Bath & Beyond, Inc.*.........     70,800      2,747,748
    Best Buy Co., Inc.*..............    144,300      6,337,656
    CVS Corp.........................    102,600      2,875,878
    Home Depot, Inc..................    384,700     12,741,265
    Kohl's Corp.*@...................    170,800      8,775,704
    Lowe's Companies, Inc............    178,200      7,653,690
    Target Corp......................    313,200     11,851,488
    TJX Companies, Inc...............     14,900        280,716
    Wal-Mart Stores, Inc.............    175,500      9,419,085
    Williams-Sonoma, Inc.*@..........     49,000      1,430,800
                                                   ------------
                                                     64,114,030
                                                   ------------
SEMICONDUCTORS -- 6.3%
    Analog Devices, Inc.*@...........    236,400      8,231,449
    Intel Corp.......................    327,600      6,808,838
    Lam Research Corp.*..............     46,200        841,302
    Linear Technology Corp...........    175,200      5,643,192
    Microchip Technology, Inc........    192,200      4,733,886
    Novellus Systems, Inc.*..........     92,400      3,383,780

                                        SHARES        VALUE
                                        ------        -----
    Seagate Technology, Inc.
      Rights*........................     15,300   $          0
    Taiwan Semiconductor
      Manufacturing Co. Ltd.
      [ADR]*@........................    446,000      4,495,680
    Xilinx, Inc.*....................     22,100        559,351
                                                   ------------
                                                     34,697,478
                                                   ------------
TELECOMMUNICATIONS -- 1.4%
    AT&T Wireless Services, Inc.*....    422,800      3,471,188
    Sprint Corp. (PCS Group)*@.......    679,300      3,905,975
    Vodafone Group PLC [ADR].........     13,867        272,487
                                                   ------------
                                                      7,649,650
                                                   ------------
TRANSPORTATION -- 1.3%
    FedEx Corp.......................     84,400      5,235,332
    United Parcel Service, Inc.
      Cl-B@..........................     34,200      2,178,540
                                                   ------------
                                                      7,413,872
                                                   ------------
TOTAL COMMON STOCK
  (Cost $489,026,544)................               531,736,921
                                                   ------------
FOREIGN STOCK -- 0.8%
AUTOMOBILE MANUFACTURERS -- 0.4%
    Bayerische Motoren Werke AG --
      (DEM)..........................     65,100      2,504,364
                                                   ------------
PHARMACEUTICALS -- 0.4%
    Novartis AG -- (CHF).............     53,100      2,101,200
                                                   ------------
TOTAL FOREIGN STOCK
  (Cost $3,782,961)..................                 4,605,564
                                                   ------------
                                          PAR
                                         (000)
                                         -----
SHORT-TERM INVESTMENTS -- 4.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS
    Federal Home Loan Bank
      0.95%, 07/01/03
      (Cost $26,275,000).............  $  26,275     26,275,000
                                                   ------------
INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED -- 10.7%
CERTIFICATES OF DEPOSIT -- 4.9%
    American Express Centurion
      1.34%, 01/27/04 [FRN]..........        139        139,298
      1.42%, 12/12/03 [FRN]..........        237        237,207
    American Express Credit Corp.
      1.29%, 05/13/04 [FRN]..........      1,532      1,532,315
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]...........      1,797      1,797,038
      1.37%, 01/16/04 [FRN]..........      3,208      3,207,698
    Dresdner Bank
      1.78%, 10/06/03 [FRN]..........      1,091      1,091,122
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN]..........        863        862,669

AST MFS GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03................  $   3,230   $  3,230,054
      1.26%, 07/28/03................      4,799      4,799,001
    Monumental Global Funding
      1.48%, 05/28/04................        275        275,478
    Morgan Stanley
      1.33%, 07/16/03 [FRN]..........        506        506,416
      1.34%, 10/22/03 [FRN]..........        139        138,558
      1.33%, 11/07/03 [FRN]..........      3,739      3,738,748
      1.36%, 01/12/04 [FRN]..........        497        496,915
    National City Bank of Indiana
      1.59%, 11/10/03 [FRN]..........      1,871      1,871,416
    Svenska Handelsbanken
      1.44%, 07/01/03................      2,040      2,040,034
    UBS Warburg
      1.38%, 07/01/03................      1,234      1,233,709
                                                   ------------
                                                     27,197,678
                                                   ------------
COMMERCIAL PAPER -- 0.9%
    Amstel Funding Corp.
      1.24%, 08/05/03................      2,571      2,575,957
    Dakota Credit Card Issuance Trust
      Certificate
      1.03%, 08/14/03................      1,323      1,325,009
    Depfa Bank PLC
      1.00%, 08/19/03................      1,063      1,065,053
                                                   ------------
                                                      4,966,019
                                                   ------------
                                        SHARES        VALUE
                                        ------        -----
NON-REGISTERED INVESTMENT COMPANIES -- 4.7%
    Institutional Money Market
      Trust..........................  26,043,341  $ 26,043,341
                                                   ------------
                                          PAR
                                         (000)
                                         -----
REPURCHASE AGREEMENTS -- 0.2%
    UBS AG
      1.00%, dated 06/30/03, maturing
      07/01/03, repurchase price
      $850,038 (Collateralized by
      U.S. Treasury Notes, 3.25%, par
      value $857,372, market value
      $867,091 due 12/31/03).........  $     850        850,014
                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $59,057,052).................                59,057,052
                                                   ------------
TOTAL INVESTMENTS -- 112.2%
  (Cost $578,141,557)................               621,674,537
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (12.2%)............               (67,738,460)
                                                   ------------
NET ASSETS -- 100.0%.................              $553,936,077
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST MFS GROWTH WITH INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 92.7%
AEROSPACE -- 1.0%
    Lockheed Martin Corp..............     11,740   $    558,471
    Northrop Grumman Corp.............      3,340        288,209
                                                    ------------
                                                         846,680
                                                    ------------
BEVERAGES -- 2.2%
    Anheuser-Busch Companies, Inc.....      9,100        464,555
    PepsiCo, Inc......................     31,566      1,404,687
                                                    ------------
                                                       1,869,242
                                                    ------------
BROADCASTING -- 1.2%
    Clear Channel Communications,
      Inc.*...........................     20,130        853,311
    Liberty Media Corp. Cl-A*.........     18,000        208,080
                                                    ------------
                                                       1,061,391
                                                    ------------
BUILDING MATERIALS -- 0.1%
    American Standard Companies,
      Inc.*...........................      1,500        110,895
                                                    ------------
BUSINESS SERVICES -- 1.4%
    Accenture Ltd. Cl-A*..............     35,020        633,512
    Aramark Corp. Cl-B*...............      5,800        130,036
    First Data Corp.@.................     10,020        415,229
                                                    ------------
                                                       1,178,777
                                                    ------------
CABLE TELEVISION -- 0.7%
    Comcast Corp. Cl-A*@..............     11,633        351,084
    Cox Communications, Inc. Cl-A*@...      6,900        220,110
                                                    ------------
                                                         571,194
                                                    ------------
CHEMICALS -- 1.9%
    Air Products & Chemicals, Inc.....      7,180        298,688
    PPG Industries, Inc...............     13,120        665,709
    Praxair, Inc......................     11,900        715,190
                                                    ------------
                                                       1,679,587
                                                    ------------
COMPUTER HARDWARE -- 2.4%
    Hewlett-Packard Co................     11,471        244,332
    International Business Machines
      Corp............................     22,160      1,828,200
                                                    ------------
                                                       2,072,532
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 6.5%
    Automatic Data Processing, Inc....      6,010        203,499
    BEA Systems, Inc.*@...............      7,800         84,708
    Cisco Systems, Inc.*..............     84,340      1,407,635
    E.piphany, Inc.*..................         40            204
    Microsoft Corp....................    101,100      2,589,171
    Oracle Corp.*.....................     67,420        810,388
    Veritas Software Corp.*@..........     17,930        514,053
                                                    ------------
                                                       5,609,658
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
CONGLOMERATES -- 3.7%
    3M Co.............................      6,850   $    883,513
    Altria Group, Inc.................     31,470      1,429,998
    Cendant Corp.*@...................     15,520        284,326
    ITT Industries, Inc...............      3,090        202,271
    Tyco International Ltd............     20,100        381,498
                                                    ------------
                                                       3,181,606
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 4.9%
    Gillette Co.......................      5,880        187,337
    Johnson & Johnson.................     35,530      1,836,901
    Kimberly-Clark Corp...............     14,170        738,824
    Newell Rubbermaid, Inc.@..........      7,700        215,600
    Procter & Gamble Co...............     14,700      1,310,946
                                                    ------------
                                                       4,289,608
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.1%
    Emerson Electric Co.@.............      6,100        311,710
    General Electric Co.@.............     68,480      1,964,006
    Rockwell Automation, Inc..........      7,500        178,800
    STMicroelectronics NV NY Reg......     12,440        258,628
                                                    ------------
                                                       2,713,144
                                                    ------------
ENTERTAINMENT LEISURE -- 3.4%
    AOL Time Warner, Inc.*@...........     66,470      1,069,502
    Disney, (Walt) Co.................     15,920        314,420
    Viacom, Inc. Cl-B*@...............     34,924      1,524,782
                                                    ------------
                                                       2,908,704
                                                    ------------
FINANCIAL-BANK & TRUST -- 6.1%
    Bank of America Corp..............     11,120        878,814
    Bank One Corp.....................     26,030        967,795
    Charter One Financial, Inc........      7,768        242,206
    State Street Corp.................      4,520        178,088
    SunTrust Banks, Inc...............      7,850        465,819
    U.S. Bancorp......................     31,200        764,400
    Wells Fargo & Co..................     35,990      1,813,896
                                                    ------------
                                                       5,311,018
                                                    ------------
FINANCIAL SERVICES -- 9.1%
    Citigroup, Inc....................     63,300      2,709,240
    Fannie Mae........................     31,530      2,126,383
    Freddie Mac.......................     15,640        794,043
    Goldman Sachs Group, Inc.@........      8,740        731,975
    J.P. Morgan Chase & Co............      6,000        205,080
    MBNA Corp.........................     10,800        225,072
    Mellon Financial Corp.............      8,760        243,090
    Merrill Lynch & Co., Inc..........     13,000        606,840
    SLM Corp.@........................      8,100        317,277
                                                    ------------
                                                       7,959,000
                                                    ------------

AST MFS GROWTH WITH INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
FOOD -- 1.6%
    Archer Daniels Midland Co.........     17,100   $    220,077
    Kellogg Co........................      6,030        207,251
    Kroger Co.*.......................     43,480        725,247
    Unilever NV NY Reg................      4,000        216,000
                                                    ------------
                                                       1,368,575
                                                    ------------
HEALTHCARE SERVICES -- 1.0%
    Tenet Healthcare Corp.*...........     57,400        668,710
    WellPoint Health Networks,
      Inc.*...........................      2,100        177,030
                                                    ------------
                                                         845,740
                                                    ------------
HOTELS & MOTELS -- 0.2%
    Starwood Hotels & Resorts
      Worldwide, Inc..................      6,520        186,407
                                                    ------------
INDUSTRIAL PRODUCTS -- 0.3%
    Illinois Tool Works, Inc..........      4,020        264,717
                                                    ------------
INSURANCE -- 4.5%
    Allstate Corp.....................      5,790        206,414
    American International Group,
      Inc.@...........................      8,815        486,412
    Chubb Corp........................      6,100        366,000
    Marsh & McLennan Companies, Inc...      8,260        421,838
    MetLife, Inc......................     24,190        685,060
    St. Paul Companies, Inc.@.........     13,960        509,680
    The Hartford Financial Services
      Group, Inc.@....................      5,500        276,980
    Travelers Property Casualty Corp.
      Cl-A@...........................     27,186        432,257
    Travelers Property Casualty Corp.
      CL-B............................     10,500        165,585
    XL Capital Ltd. Cl-A..............      4,120        341,960
                                                    ------------
                                                       3,892,186
                                                    ------------
INTERNET SERVICES -- 0.1%
    Juniper Networks, Inc.*@..........      6,000         74,220
                                                    ------------
MACHINERY & EQUIPMENT -- 0.2%
    Deere & Co........................      3,850        175,945
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 3.6%
    Abbott Laboratories...............      9,560        418,346
    AmerisourceBergen Corp.@..........      7,500        520,125
    Amgen, Inc.*@.....................     16,590      1,102,239
    Baxter International, Inc.........     15,100        392,600
    Guidant Corp......................      8,400        372,876
    Medtronic, Inc.@..................      5,870        281,584
                                                    ------------
                                                       3,087,770
                                                    ------------
OIL & GAS -- 6.5%
    Anadarko Petroleum Corp...........      3,400        151,198
    Baker Hughes, Inc.@...............     17,010        571,026
    BP PLC [ADR]......................      7,839        329,395
    ConocoPhillips....................      4,240        232,352
    Encana Corp.......................     15,020        576,317
    Exxon Mobil Corp..................     66,894      2,402,164
    Noble Corp.*......................      6,300        216,090

                                         SHARES        VALUE
                                         ------        -----
    Schlumberger Ltd.@................     14,820   $    704,987
    TotalFinaElf SA [ADR].............      4,700        356,260
    Transocean, Inc...................      4,500         98,865
                                                    ------------
                                                       5,638,654
                                                    ------------
PAPER & FOREST PRODUCTS -- 1.1%
    International Paper Co............     22,960        820,361
    Smurfit-Stone Container Corp.*@...      7,080         92,252
                                                    ------------
                                                         912,613
                                                    ------------
PHARMACEUTICALS -- 6.8%
    AstraZeneca Group PLC [ADR].......     10,900        444,393
    Forest Laboratories, Inc.*........      3,900        213,525
    Genentech, Inc.*@.................      8,900        641,868
    Pfizer, Inc.......................     75,132      2,565,758
    Schering-Plough Corp..............     56,500      1,050,900
    Waters Corp.*.....................        100          2,913
    Wyeth.............................     22,500      1,024,875
                                                    ------------
                                                       5,944,232
                                                    ------------
PRINTING & PUBLISHING -- 3.2%
    Gannett Co., Inc..................     13,420      1,030,790
    McGraw-Hill Co., Inc..............      6,360        394,320
    New York Times Co. CL-A...........     18,260        830,830
    Tribune Co.@......................     10,530        508,599
                                                    ------------
                                                       2,764,539
                                                    ------------
RAILROADS -- 0.6%
    Union Pacific Corp................      9,450        548,289
                                                    ------------
RESTAURANTS -- 0.1%
    McDonald's Corp...................      5,400        119,124
                                                    ------------
RETAIL & MERCHANDISING -- 6.7%
    CVS Corp..........................     29,050        814,272
    Home Depot, Inc...................     47,890      1,586,117
    Kohl's Corp.*.....................      6,600        339,108
    Lowe's Companies, Inc.@...........      4,870        209,167
    Sears, Roebuck & Co.@.............      3,400        114,376
    Target Corp.......................      9,350        353,804
    Wal-Mart Stores, Inc..............     44,590      2,393,144
                                                    ------------
                                                       5,809,988
                                                    ------------
SEMICONDUCTORS -- 1.8%
    Analog Devices, Inc.*@............     20,260        705,453
    Microchip Technology, Inc.@.......     20,800        512,304
    Novellus Systems, Inc.*...........      4,770        174,682
    Texas Instruments, Inc............     11,410        200,816
                                                    ------------
                                                       1,593,255
                                                    ------------
TELECOMMUNICATIONS -- 2.6%
    AT&T Wireless Services, Inc.*.....     23,000        188,830
    BellSouth Corp....................     27,040        720,075
    EchoStar Communications Corp.
      Cl-A*...........................      5,700        197,334
    Sprint Corp. (PCS Group)*@........     15,400         88,550

AST MFS GROWTH WITH INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Verizon Communications, Inc.......     24,170   $    953,507
    Vodafone Group PLC [ADR]..........      7,217        141,814
                                                    ------------
                                                       2,290,110
                                                    ------------
TRANSPORTATION -- 1.8%
    FedEx Corp........................     13,470        835,544
    United Parcel Service, Inc.
      Cl-B@...........................     11,540        735,098
                                                    ------------
                                                       1,570,642
                                                    ------------
UTILITIES -- 2.3%
    Dominion Resources, Inc.@.........      3,390        217,875
    Exelon Corp.......................      9,900        592,119
    PG&E Corp.*.......................     11,500        243,225
    TXU Corp..........................     35,880        805,506
    Wisconsin Energy Corp.............      3,800        110,200
                                                    ------------
                                                       1,968,925
                                                    ------------
TOTAL COMMON STOCK
  (Cost $77,757,259)..................                80,418,967
                                                    ------------
FOREIGN STOCK -- 4.1%
AUTOMOBILE MANUFACTURERS -- 0.8%
    Bayerische Motoren Werke AG --
      (DEM)...........................     12,000        461,634
    Porsche AG -- (DEM)...............        529        224,158
                                                    ------------
                                                         685,792
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 0.1%
    Reckitt Benckiser PLC -- (GBP)....      5,960        109,365
                                                    ------------
FOOD -- 0.3%
    Nestle SA -- (CHF)................      1,458        300,848
                                                    ------------
OIL & GAS -- 0.3%
    Encana Corp. -- (CAD).............      7,030        267,489
                                                    ------------
PHARMACEUTICALS -- 1.4%
    AstraZeneca Group PLC -- (GBP)....      2,100         84,208
    Novartis AG -- (CHF)..............     27,000      1,068,406
    Sanofi-Synthelabo SA  -- (FRF)....          5            293
                                                    ------------
                                                       1,152,907
                                                    ------------
PRINTING & PUBLISHING -- 0.6%
    Reed International PLC -- (GBP)...     60,100        500,090
                                                    ------------
RAILROADS -- 0.6%
    Canadian National Railway Co. --
      (CAD)...........................     10,872        524,683
                                                    ------------
TOTAL FOREIGN STOCK
  (Cost $3,364,746)...................                 3,541,174
                                                    ------------
                                           PAR
                                          (000)        VALUE
                                          -----        -----
SHORT-TERM INVESTMENTS -- 3.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS
    Federal Home Loan Bank
      0.95%, 07/01/03
      (Cost $3,180,000)...............  $   3,180   $  3,180,000
                                                    ------------
INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED -- 16.5%
CERTIFICATES OF DEPOSIT -- 14.6%
    American Express Centurion
      1.42%, 12/12/03 [FRN]...........        208        208,071
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]............        881        880,544
      1.37%, 01/16/04 [FRN]...........      2,175      2,175,347
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN]...........        995        995,365
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03.................        156        156,351
      1.38%, 07/07/03.................         69         69,273
      1.26%, 07/28/03.................        912        912,399
    Monumental Global Funding
      1.48%, 05/28/04.................        529        529,178
    Morgan Stanley
      1.34%, 10/22/03 [FRN]...........      1,072      1,071,879
      1.33%, 11/07/03 [FRN]...........        883        883,378
      1.36%, 01/12/04 [FRN]...........      1,654      1,654,218
      1.33%, 03/12/04 [FRN]...........      2,389      2,389,214
    Svenska Handelsbanken
      1.44%, 07/01/03.................         99         98,748
    UBS Warburg
      1.38%, 07/01/03.................        617        617,234
                                                    ------------
                                                      12,641,199
                                                    ------------
COMMERCIAL PAPER -- 0.0%
    Amstel Funding Corp.
      1.24%, 08/05/03.................         30         30,217
                                                    ------------
                                         SHARES
                                         ------
NON-REGISTERED INVESTMENT COMPANIES -- 1.9%
    Institutional Money Market
      Trust...........................  1,641,921      1,641,921
                                                    ------------

AST MFS GROWTH WITH INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
REPURCHASE AGREEMENTS -- 0.0%
    UBS AG
      1.00%, dated 06/30/03, maturing
      07/01/03, repurchase price
      $41,145 (Collateralized by U.S.
      Treasury Notes, 3.25%, par value
      $41,501, market value $41,972
      due 12/31/03)...................  $      41   $     41,145
                                                    ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $14,354,482)..................                14,354,482
                                                    ------------
TOTAL INVESTMENTS -- 117.0%
  (Cost $98,656,487)..................               101,494,623
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (17.0%).............               (14,720,660)
                                                    ------------
NET ASSETS -- 100.0%..................              $ 86,773,963
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST ALGER ALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 96.2%
BROADCASTING -- 1.3%
    Liberty Media Corp. Cl-A*........     436,500   $  5,045,940
                                                    ------------
CABLE TELEVISION -- 1.9%
    Comcast Corp. Cl-A*..............     230,300      6,950,454
                                                    ------------
CLOTHING & APPAREL -- 1.6%
    Nike, Inc. Cl-B@.................     109,700      5,867,853
                                                    ------------
COMPUTER HARDWARE -- 2.3%
    Dell Computer Corp.*.............     164,300      5,251,028
    Network Appliance, Inc.*@........     216,900      3,515,949
                                                    ------------
                                                       8,766,977
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 14.9%
    Cisco Systems, Inc.*.............     568,600      9,489,934
    EMC Corp.*.......................     742,300      7,771,881
    Microsoft Corp...................     685,300     17,550,533
    Oracle Corp.*....................     912,700     10,970,654
    PeopleSoft, Inc.*................     324,100      5,700,919
    Veritas Software Corp.*@.........     133,700      3,833,179
                                                    ------------
                                                      55,317,100
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.3%
    General Electric Co..............     370,100     10,614,468
    General Motors Corp. Cl-H*.......     147,000      1,883,070
                                                    ------------
                                                      12,497,538
                                                    ------------
ENTERTAINMENT & LEISURE -- 3.2%
    AOL Time Warner, Inc.*...........     511,200      8,225,208
    Viacom, Inc. Cl-B*...............      82,500      3,601,950
                                                    ------------
                                                      11,827,158
                                                    ------------
FINANCIAL-BANK & TRUST -- 1.5%
    Bank of New York Co., Inc........     194,100      5,580,375
                                                    ------------
FINANCIAL SERVICES -- 7.6%
    Citigroup, Inc...................     277,600     11,881,280
    Countrywide Financial Corp.......      49,800      3,464,586
    Mellon Financial Corp............     277,300      7,695,075
    Merrill Lynch & Co., Inc.........     118,900      5,550,252
                                                    ------------
                                                      28,591,193
                                                    ------------
INSURANCE -- 1.6%
    American International Group,
      Inc.@..........................     110,200      6,080,836
                                                    ------------
INTERNET SERVICES -- 4.9%
    eBay, Inc.*@.....................      86,650      9,027,197
    Juniper Networks, Inc.*@.........     302,500      3,741,925
    Yahoo!, Inc.*@...................     168,400      5,516,784
                                                    ------------
                                                      18,285,906
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
MEDICAL SUPPLIES & EQUIPMENT -- 9.6%
    Abbott Laboratories..............     168,200   $  7,360,432
    Amgen, Inc.*.....................     145,700      9,680,308
    Boston Scientific Corp.*@........     125,000      7,637,500
    Genzyme Corp.*...................     144,200      6,027,560
    Guidant Corp.....................     118,800      5,273,532
                                                    ------------
                                                      35,979,332
                                                    ------------
OIL & GAS -- 3.8%
    Halliburton Co...................     271,300      6,239,900
    Smith International, Inc.*.......     115,600      4,247,144
    Transocean, Inc..................     172,500      3,789,825
                                                    ------------
                                                      14,276,869
                                                    ------------
PERSONAL SERVICES -- 1.1%
    Apollo Group, Inc. Cl-A*.........      66,650      4,116,304
                                                    ------------
PHARMACEUTICALS -- 20.1%
    Allergan, Inc.@..................     106,500      8,211,150
    Barr Laboratories, Inc.*@........     148,450      9,723,475
    Genentech, Inc.*@................     102,500      7,392,300
    Gilead Sciences, Inc.*@..........      93,200      5,180,056
    ImClone Systems, Inc.*@..........      53,300      1,685,346
    Merck & Co., Inc.................     197,800     11,976,790
    Mylan Laboratories, Inc..........     136,700      4,753,059
    Pfizer, Inc......................     407,140     13,903,831
    Teva Pharmaceutical Industries
      Ltd. [ADR]@....................     114,900      6,541,257
    Wyeth............................     121,800      5,547,990
                                                    ------------
                                                      74,915,254
                                                    ------------
RETAIL & MERCHANDISING -- 11.0%
    Abercrombie & Fitch Co. Cl-A*....     265,200      7,534,332
    Best Buy Co., Inc.*..............     190,700      8,375,544
    Gap, Inc.@.......................     658,300     12,349,708
    Home Depot, Inc..................     141,000      4,669,920
    Wal-Mart Stores, Inc.............     156,350      8,391,305
                                                    ------------
                                                      41,320,809
                                                    ------------
SEMICONDUCTORS -- 5.0%
    Broadcom Corp. Cl-A*@............     248,000      6,177,680
    Intersil Corp. Cl-A*.............     178,500      4,749,885
    KLA-Tencor Corp.*@...............      40,200      1,868,898
    Micron Technology, Inc.*@........     366,400      4,261,232
    National Semiconductor Corp.*@...      87,700      1,729,444
                                                    ------------
                                                      18,787,139
                                                    ------------
TELECOMMUNICATIONS -- 1.5%
    Comverse Technology, Inc.*.......     120,800      1,815,624
    Nextel Communications, Inc.
      Cl-A*..........................     208,100      3,762,448
                                                    ------------
                                                       5,578,072
                                                    ------------
TOTAL COMMON STOCK
  (Cost $311,095,352)................                359,785,109
                                                    ------------

AST ALGER ALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
FOREIGN STOCK -- 0.7%
MEDICAL SUPPLIES & EQUIPMENT
    Alcon, Inc. -- (CHF)*
    (Cost $2,037,262)................      60,600   $  2,769,420
                                                    ------------
SHORT-TERM INVESTMENTS -- 3.7%
REGISTERED INVESTMENT COMPANIES -- 0.2%
    Temporary Investment Cash Fund...     455,971        455,971
    Temporary Investment Fund........     455,971        455,971
                                                    ------------
                                                         911,942
                                                    ------------
                                          PAR
                                         (000)
                                         -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.5%
    Federal Home Loan Banks
      0.91%, 07/28/03................  $    4,000      3,997,270
    Federal National Mortgage Assoc.
      0.89%, 07/23/03................       9,000      8,995,105
                                                    ------------
                                                      12,992,375
                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
    (Cost $13,904,317)...............                 13,904,317
                                                    ------------
INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED -- 20.1%
CERTIFICATES OF DEPOSIT -- 12.5%
    American Express Centurion
      1.42%, 12/12/03 [FRN]..........       1,633      1,633,045
    American Express Credit Corp.
      1.31%, 04/16/04 [FRN]..........          72         72,450
      1.29%, 05/13/04 [FRN]..........       5,329      5,328,796
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]...........       1,358      1,357,503
      1.37%, 01/16/04 [FRN]..........       2,049      2,049,237
    Dresdner Bank
      1.78%, 10/06/03 [FRN]..........         388        387,851
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03................       2,606      2,606,341
      1.38%, 07/07/03................       5,782      5,781,765
      1.26%, 07/28/03................      11,679     11,678,612
    Morgan Stanley
      1.33%, 07/16/03 [FRN]..........       1,366      1,365,874
      1.33%, 11/07/03 [FRN]..........       1,265      1,264,951
      1.36%, 01/12/04 [FRN]..........       3,713      3,713,460
      1.33%, 03/12/04 [FRN]..........       3,281      3,281,387

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    National City Bank of Indiana
      1.59%, 11/10/03 [FRN]..........  $    2,713   $  2,713,496
    Svenska Handelsbanken
      1.44%, 07/01/03................       1,646      1,646,110
    UBS Warburg
      1.38%, 07/01/03................       2,086      2,086,389
                                                    ------------
                                                      46,967,267
                                                    ------------
COMMERCIAL PAPER -- 1.0%
    Amsterdam Funding Corp.
      1.07%, 07/23/03................         573        573,061
    Barton Capital
      1.07%, 07/23/03................         191        191,020
    Depfa Bank PLC
      1.00%, 08/19/03................       2,884      2,888,821
                                                    ------------
                                                       3,652,902
                                                    ------------
                                         SHARES
                                         ------
NON-REGISTERED INVESTMENT COMPANIES -- 6.4%
    Institutional Money Market
      Trust..........................  24,052,684     24,052,684
                                                    ------------
                                          PAR
                                         (000)
                                         -----
REPURCHASE AGREEMENTS -- 0.2%
    UBS AG
      1.00%, dated 06/30/03, maturing
      07/01/03, repurchase price
      $685,898 (Collateralized by
      U.S. Treasury Notes, 3.25%, par
      value $691,816, market value
      $699,658 due 12/31/03).........  $      686        685,879
                                                    ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $75,358,732).................                 75,358,732
                                                    ------------
TOTAL INVESTMENTS -- 120.7%
  (Cost $402,395,663)................                451,817,578
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (20.7%)............                (77,631,329)
                                                    ------------
NET ASSETS -- 100.0%.................               $374,186,249
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE, 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                 SHARES       VALUE
                                 ------       -----
COMMON STOCK -- 98.3%
ADVERTISING -- 1.6%
    Lamar Advertising Co.*@...    41,275   $  1,453,293
                                           ------------
AEROSPACE -- 1.1%
    Alliant Techsystems,
      Inc.*...................    18,050        936,976
                                           ------------
BROADCASTING -- 9.4%
    Entercom Communications
      Corp.*..................    35,175      1,723,927
    Entravision Communications
      Corp. Cl-A*.............   176,750      2,006,112
    Scripps, (E.W.) Co.
      CI-A@...................    13,005      1,153,804
    Univision Communications,
      Inc. Cl-A*@.............    58,425      1,776,119
    Westwood One, Inc.*.......    49,500      1,679,535
                                           ------------
                                              8,339,497
                                           ------------
BUILDING MATERIALS -- 1.9%
    American Standard
      Companies, Inc.*........    23,400      1,729,962
                                           ------------
BUSINESS SERVICES -- 2.4%
    Aramark Corp. Cl-B*.......    79,500      1,782,390
    Robert Half International,
      Inc.*...................    19,350        366,489
                                           ------------
                                              2,148,879
                                           ------------
CABLE TELEVISION -- 2.3%
    Cablevision Systems New
      York Group Cl-A*@.......    76,550      1,589,178
    Lodgenet Entertainment
      Corp.*..................    44,675        489,191
                                           ------------
                                              2,078,369
                                           ------------
COMPUTER HARDWARE -- 2.2%
    Integrated Circuit
      Systems, Inc.*@.........    28,680        901,412
    Lexmark International,
      Inc.*@..................    15,000      1,061,550
                                           ------------
                                              1,962,962
                                           ------------
COMPUTER SERVICES & SOFTWARE -- 11.1%
    Affiliated Computer
      Services, Inc. Cl-A*@...    19,275        881,446
    Avocent Corp.*............    25,100        751,243
    BARRA, Inc.*..............    40,350      1,440,494
    Business Objects SA
      [ADR]*@.................    20,525        450,524
    Electronic Arts, Inc.*@...    19,350      1,431,707
    Intuit, Inc.*@............    27,275      1,214,556
    Manhattan Associates,
      Inc.*@..................    30,919        802,966
    SunGard Data Systems,
      Inc.*...................    69,325      1,796,210
    Symantec Corp.*...........    10,450        458,337
    Witness Systems, Inc.*....   107,200        554,224
                                           ------------
                                              9,781,707
                                           ------------
CONGLOMERATES -- 2.6%
    Brink's Co................    52,700        767,839
    Cendant Corp.*@...........    86,975      1,593,382
                                           ------------
                                              2,361,221
                                           ------------

                                 SHARES       VALUE
                                 ------       -----
CONSUMER PRODUCTS & SERVICES -- 3.5%
    Energizer Holdings,
      Inc.*@..................    12,650   $    397,210
    Mattel, Inc...............    71,800      1,358,456
    UST, Inc..................    39,525      1,384,561
                                           ------------
                                              3,140,227
                                           ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 5.9%
    Amphenol Corp.*@..........    39,275      1,838,856
    Gentex Corp.*@............    44,125      1,350,666
    Harman International
      Industries, Inc.@.......    26,750      2,116,995
                                           ------------
                                              5,306,517
                                           ------------
ENTERTAINMENT & LEISURE -- 3.3%
    Harrah's Entertainment,
      Inc.*...................    33,300      1,339,992
    Metro-Goldwyn-Mayer,
      Inc.*@..................   128,175      1,591,934
                                           ------------
                                              2,931,926
                                           ------------
EQUIPMENT SERVICES -- 2.3%
    Millipore Corp.*@.........    46,725      2,073,188
                                           ------------
FINANCIAL-BANK & TRUST -- 1.8%
    M&T Bank Corp.............     6,725        566,380
    National Commerce
      Financial Corp..........    47,775      1,060,127
                                           ------------
                                              1,626,507
                                           ------------
FINANCIAL SERVICES -- 5.2%
    Ambac Financial Group,
      Inc.....................    24,525      1,624,781
    Legg Mason, Inc.@.........    22,650      1,471,118
    Moody's Corp..............    28,525      1,503,553
                                           ------------
                                              4,599,452
                                           ------------
FURNITURE -- 1.6%
    Ethan Allen Interiors,
      Inc.....................    40,025      1,407,279
                                           ------------
HEALTHCARE SERVICES -- 4.2%
    Health Management
      Associates, Inc. Cl-A...    68,250      1,259,213
    Hooper Holmes, Inc........   259,100      1,668,604
    WellPoint Health Networks,
      Inc.*...................    10,050        847,215
                                           ------------
                                              3,775,032
                                           ------------
HOTELS & MOTELS -- 0.8%
    Marriott International,
      Inc. Cl-A...............    17,550        674,271
                                           ------------
INSURANCE -- 1.2%
    RenaissanceRe Holdings
      Ltd.@...................    23,750      1,081,100
                                           ------------
INTERNET SERVICES -- 2.6%
    Checkfree Corp.*@.........    25,975        723,144
    Proquest Co.*@............    34,275        884,295
    Sabre Holdings Corp.......    29,150        718,548
                                           ------------
                                              2,325,987
                                           ------------
MACHINERY & EQUIPMENT -- 1.7%
    Grainger (W.W.), Inc......    32,050      1,498,658
                                           ------------

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE, 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                 SHARES       VALUE
                                 ------       -----
MEDICAL SUPPLIES & EQUIPMENT -- 4.3%
    Apogent Technologies,
      Inc.*@..................    79,550   $  1,591,000
    Charles River Laboratories
      International, Inc.*....    69,450      2,234,901
                                           ------------
                                              3,825,901
                                           ------------
OFFICE EQUIPMENT -- 1.5%
    Pitney Bowes, Inc.........    33,825      1,299,218
                                           ------------
OIL & GAS -- 3.2%
    Energy Partners Ltd.*.....    35,125        405,694
    Nabors Industries
      Ltd.*@..................    24,300        961,065
    Pogo Producing Co.@.......    24,375      1,042,031
    Spinnaker Exploration
      Co.*....................    17,850        467,670
                                           ------------
                                              2,876,460
                                           ------------
PERSONAL SERVICES -- 1.0%
    ITT Educational Services,
      Inc.*...................    30,900        903,825
                                           ------------
PHARMACEUTICALS -- 4.4%
    Allergan, Inc.@...........    15,125      1,166,137
    Covance, Inc.*............    35,675        645,718
    IDEC Pharmaceuticals
      Corp.*..................    30,575      1,039,550
    MedImmune, Inc.*..........    30,100      1,094,737
                                           ------------
                                              3,946,142
                                           ------------
PRINTING & PUBLISHING -- 1.3%
    New York Times Co. CL-A...    24,975      1,136,363
                                           ------------
RETAIL & MERCHANDISING -- 8.9%
    99 Cents Only Stores*@....    43,500      1,492,919
    Chico's FAS, Inc.*@.......    46,600        980,930
    Dollar Tree Stores,
      Inc.*@..................    36,275      1,151,006
    Family Dollar Stores,
      Inc.....................    17,500        667,625
    Petco Animal Supplies,
      Inc.*...................    61,045      1,327,118
    Tiffany & Co.@............    12,350        403,598
    TJX Companies, Inc........    42,325        797,403
    Williams-Sonoma, Inc.*@...    36,325      1,060,690
                                           ------------
                                              7,881,289
                                           ------------
SEMICONDUCTORS -- 0.4%
    Microchip Technology,
      Inc.@...................    16,075        395,927
                                           ------------
TELECOMMUNICATIONS -- 3.6%
    Crown Castle International
      Corp.*..................    76,400        593,628
    EchoStar Communications
      Corp. Cl-A*@............    48,800      1,689,456
    Nextel Communications,
      Inc. Cl-A*@.............    49,875        901,740
                                           ------------
                                              3,184,824
                                           ------------
TRANSPORTATION -- 1.0%
    C.H. Robinson Worldwide,
      Inc.....................    25,750        915,670
                                           ------------
TOTAL COMMON STOCK
  (Cost $79,446,993)..........               87,598,629
                                           ------------

                                 SHARES       VALUE
                                 ------       -----
FOREIGN STOCK -- 0.9%
COMPUTER SERVICES & SOFTWARE
    Cognos, Inc. -- (CAD)*
    (Cost $735,900)...........    31,150   $    841,050
                                           ------------
                                  PAR
                                 (000)        VALUE
                                 -----        -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED -- 30.4%
    CERTIFICATES OF
      DEPOSIT -- 16.5%
      American Express
        Centurion
        1.34%, 01/27/04
          [FRN]...............  $    642        642,485
        1.42%, 12/12/03
          [FRN]...............     2,301      2,301,006
      American Express Credit
        Corp.
        1.31%, 04/16/04
          [FRN]...............       293        292,988
      Bear Stearns Co., Inc.
        1.43%, 01/15/04
          [VR]................       433        432,682
        1.37%, 01/16/04
          [FRN]...............     1,361      1,360,978
      Dresdner Bank
        1.78%, 10/06/03
          [FRN]...............     1,221      1,221,431
      Merrill Lynch & Co.,
        Inc.
        1.46%, 07/01/03.......       912        911,838
        1.38%, 07/07/03.......     1,073      1,073,135
        1.26%, 07/28/03.......       574        573,526
      Monumental Global
        Funding
        1.48%, 05/28/04.......     1,389      1,388,598
      Morgan Stanley
        1.33%, 07/16/03
          [FRN]...............     2,183      2,183,476
        1.33%, 03/12/04
          [FRN]...............        36         36,117
      National City Bank of
        Indiana
        1.59%, 11/10/03 [FRN].     1,056      1,056,011
      Svenska Handelsbanken
        1.44%, 07/01/03.......       576        575,898
      UBS Warburg
        1.38%, 07/01/03.......       691        690,920
                                           ------------
                                             14,741,089
                                           ------------
COMMERCIAL PAPER -- 2.6%
      Barton Capital
        1.07%, 07/31/03.......     1,529      1,531,005
      Dakota Credit Card
        Issuance Trust
        Certificate
        1.03%, 08/14/03.......       503        504,177
      Depfa Bank PLC
        1.00%, 08/19/03.......       325        326,061
                                           ------------
                                              2,361,243
                                           ------------
                                 SHARES
                                 ------
NON-REGISTERED INVESTMENT
COMPANIES -- 11.0%
      Institutional Money
        Market Trust..........  9,826,998     9,826,998
                                           ------------

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE, 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                  PAR
                                 (000)        VALUE
                                 -----        -----
REPURCHASE AGREEMENTS -- 0.3%
      UBS AG
        1.00%, dated 06/30/03,
        maturing 07/01/03,
        repurchase price
        $239,964
        (Collateralized by
        U.S. Treasury Notes,
        3.25%, par value
        $242,034, market value
        $244,778 due
        12/31/03).............  $    240   $    239,957
                                           ------------
TOTAL INVESTMENT OF CASH
  COLLATERAL FOR SECURITIES
  LOANED
  (Cost $27,169,287)..........               27,169,287
                                           ------------
TOTAL INVESTMENTS -- 129.6%
  (Cost $107,352,180).........              115,608,966
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (29.6%).....              (26,382,482)
                                           ------------
NET ASSETS -- 100.0%..........             $ 89,226,484
                                           ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST DEAM LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
COMMON STOCK -- 95.7%
ADVERTISING -- 0.1%
    Valassis Communications, Inc.*....     5,800   $    149,176
                                                   ------------
AEROSPACE -- 1.3%
    Goodrich Corp.@...................    67,800      1,423,800
                                                   ------------
AUTOMOTIVE PARTS -- 2.3%
    American Axle & Manufacturing
      Holdings, Inc.*.................    42,700      1,020,530
    Autoliv, Inc......................    23,800        644,504
    Cooper Tire & Rubber Co...........    19,500        343,005
    Delphi Corp.......................    63,900        551,457
                                                   ------------
                                                      2,559,496
                                                   ------------
BEVERAGES -- 1.2%
    Coca-Cola Co......................    24,000      1,113,840
    Coca-Cola Enterprises, Inc........     6,900        125,235
    PepsiAmericas, Inc................     6,600         82,896
                                                   ------------
                                                      1,321,971
                                                   ------------
BROADCASTING -- 0.5%
    Clear Channel Communications,
      Inc.*...........................    14,000        593,460
                                                   ------------
BUILDING MATERIALS -- 0.3%
    The Sherwin-Williams Co...........    13,000        349,440
                                                   ------------
CABLE TELEVISION -- 3.0%
    Comcast Corp. Cl-A*@..............    62,982      1,900,797
    Cox Communications, Inc. Cl-A*@...    45,900      1,464,210
                                                   ------------
                                                      3,365,007
                                                   ------------
CHEMICALS -- 1.2%
    Eastman Chemical Co...............    17,500        554,225
    Sigma-Aldrich Corp................    14,600        791,028
                                                   ------------
                                                      1,345,253
                                                   ------------
CLOTHING & APPAREL -- 1.3%
    Jones Apparel Group, Inc.*@.......     3,100         90,706
    Limited Brands, Inc...............    50,800        787,400
    Liz Claiborne, Inc................     7,300        257,325
    VF Corp...........................     9,900        336,303
                                                   ------------
                                                      1,471,734
                                                   ------------
COMPUTER HARDWARE -- 5.2%
    Hewlett-Packard Co................   106,300      2,264,190
    International Business Machines
      Corp............................    32,500      2,681,250
    Storage Technology Corp.*.........    35,900        924,066
                                                   ------------
                                                      5,869,506
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 0.4%
    Compuware Corp.*..................    78,000        450,060
                                                   ------------
CONGLOMERATES -- 0.7%
    Honeywell International, Inc......    27,500        738,375
                                                   ------------
CONSTRUCTION -- 2.0%
    Centex Corp.......................    16,100      1,252,419
    MDC Holdings, Inc.................     4,800        231,744

                                         SHARES       VALUE
                                         ------       -----
    The Ryland Group, Inc.............     6,400   $    444,160
    Toll Brothers, Inc.*@.............    11,500        325,565
                                                   ------------
                                                      2,253,888
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 1.9%
    Clorox Co.........................    17,300        737,845
    Fortune Brands, Inc...............       100          5,220
    Gillette Co.......................    12,300        391,878
    Mattel, Inc.......................    10,700        202,444
    Procter & Gamble Co...............     4,700        419,146
    The Dial Corp.....................    22,500        437,625
                                                   ------------
                                                      2,194,158
                                                   ------------
CONTAINERS & PACKAGING -- 1.4%
    Ball Corp.........................     9,900        450,549
    Owens-Illinois, Inc.*@............    82,400      1,134,648
                                                   ------------
                                                      1,585,197
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.3%
    American Power Conversion Corp....    68,500      1,067,915
    Arrow Electronics, Inc.*..........     5,700         86,868
    Eastman Kodak Co.@................    47,800      1,307,330
    Sanmina-SCI Corp.*................    20,900        131,879
                                                   ------------
                                                      2,593,992
                                                   ------------
ENTERTAINMENT & LEISURE -- 0.5%
    AOL Time Warner, Inc.*@...........    32,000        514,880
                                                   ------------
FINANCIAL-BANK & TRUST -- 10.7%
    Bank of America Corp..............    16,900      1,335,607
    Bank One Corp.....................    42,400      1,576,432
    FleetBoston Financial Corp........    23,000        683,330
    National City Corp................    32,200      1,053,262
    SouthTrust Corp.@.................    35,900        976,480
    U.S. Bancorp......................    88,000      2,156,000
    Wachovia Corp.....................    60,000      2,397,600
    Wells Fargo & Co..................    38,000      1,915,200
                                                   ------------
                                                     12,093,911
                                                   ------------
FINANCIAL SERVICES -- 15.5%
    American Express Co...............    21,500        898,915
    AmeriCredit Corp.*................    69,500        594,225
    Bear Stearns Companies, Inc.@.....     2,200        159,324
    Citigroup, Inc....................    94,375      4,039,249
    Countrywide Financial Corp........    23,200      1,614,024
    Golden West Financial Corp.@......    23,600      1,888,236
    Goldman Sachs Group, Inc.@........    15,800      1,323,250
    J.P. Morgan Chase & Co............    76,900      2,628,442
    Lehman Brothers Holdings, Inc.....     5,600        372,288
    MBNA Corp.........................    30,000        625,200
    Morgan Stanley....................    24,000      1,026,000
    Washington Mutual, Inc.@..........    55,400      2,288,020
                                                   ------------
                                                     17,457,173
                                                   ------------

AST DEAM LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES       VALUE
                                         ------       -----
FOOD -- 1.8%
    Dean Foods Co.*@..................    16,800   $    529,200
    Hershey Foods Corp................    20,900      1,455,894
                                                   ------------
                                                      1,985,094
                                                   ------------
HEALTHCARE SERVICES -- 0.3%
    HCA, Inc.@........................     6,700        214,668
    Renal Care Group, Inc.*...........     4,900        172,529
                                                   ------------
                                                        387,197
                                                   ------------
INDUSTRIAL PRODUCTS -- 0.4%
    Carlisle Companies, Inc...........     2,500        105,400
    Precision Castparts Corp..........     9,700        301,670
                                                   ------------
                                                        407,070
                                                   ------------
INSURANCE -- 6.3%
    AFLAC, Inc........................    50,900      1,565,175
    American International Group,
      Inc.@...........................     2,700        148,986
    AON Corp.@........................    46,100      1,110,088
    Berkley, (W.R) Corp...............    34,100      1,797,070
    Chubb Corp.@......................    13,900        834,000
    Fidelity National Financial,
      Inc.@...........................    16,025        492,929
    Principal Financial Group, Inc....    35,100      1,131,975
                                                   ------------
                                                      7,080,223
                                                   ------------
MACHINERY & EQUIPMENT -- 1.1%
    Eaton Corp........................    16,300      1,281,343
                                                   ------------
OFFICE EQUIPMENT -- 0.7%
    Xerox Corp.*@.....................    69,400        734,946
                                                   ------------
OIL & GAS -- 10.3%
    Anadarko Petroleum Corp...........     9,600        426,912
    Burlington Resources, Inc.@.......    29,900      1,616,693
    ChevronTexaco Corp.@..............     1,100         79,420
    Devon Energy Corp.@...............    29,000      1,548,600
    EOG Resources, Inc................    11,000        460,240
    Exxon Mobil Corp..................   110,400      3,964,464
    Marathon Oil Corp.................    40,500      1,067,175
    Occidental Petroleum Corp.........     8,400        281,820
    Pogo Producing Co.................    27,800      1,188,450
    Sunoco, Inc.......................    22,600        852,924
    XTO Energy, Inc.@.................     6,600        132,726
                                                   ------------
                                                     11,619,424
                                                   ------------
PHARMACEUTICALS -- 3.9%
    Merck & Co., Inc..................    53,500      3,239,425
    Watson Pharmaceuticals, Inc.*@....    28,400      1,146,508
                                                   ------------
                                                      4,385,933
                                                   ------------
PRINTING & PUBLISHING -- 1.1%
    McGraw-Hill Co., Inc..............    18,215      1,129,330
    Washington Post Co. Cl-B..........       200        146,580
                                                   ------------
                                                      1,275,910
                                                   ------------

                                         SHARES       VALUE
                                         ------       -----
RAILROADS -- 1.1%
    Burlington Northern Santa Fe
      Corp............................    16,500   $    469,260
    CSX Corp..........................    24,400        734,196
                                                   ------------
                                                      1,203,456
                                                   ------------
REAL ESTATE -- 1.4%
    Apartment Investment & Management
      Co. Cl-A [REIT].................     5,000        173,000
    Avalonbay Communities, Inc.
      [REIT]..........................       900         38,376
    Equity Office Properties Trust
      [REIT]..........................    17,100        461,871
    Equity Residential Properties
      Trust [REIT]....................    17,900        464,505
    Simon Property Group, Inc.
      [REIT]..........................    11,900        464,457
                                                   ------------
                                                      1,602,209
                                                   ------------
RESTAURANTS -- 0.6%
    Outback Steakhouse, Inc...........    18,300        713,700
                                                   ------------
RETAIL & MERCHANDISING -- 0.9%
    Costco Wholesale Corp.*...........     8,900        325,740
    May Department Stores Co..........    32,100        714,546
                                                   ------------
                                                      1,040,286
                                                   ------------
TELECOMMUNICATIONS -- 6.4%
    AT&T Wireless Services, Inc.*.....   141,600      1,162,536
    BellSouth Corp....................    23,500        625,805
    SBC Communications, Inc...........    24,500        625,975
    Sprint Corp.@.....................    88,800      1,278,720
    Verizon Communications, Inc.......    89,500      3,530,775
                                                   ------------
                                                      7,223,811
                                                   ------------
TRANSPORTATION -- 1.4%
    FedEx Corp........................    10,800        669,924
    Ryder System, Inc.................    33,400        855,708
                                                   ------------
                                                      1,525,632
                                                   ------------
UTILITIES -- 6.2%
    AES Corp.*........................    13,600         86,360
    Dominion Resources, Inc.@.........     9,400        604,138
    Edison International Co.*.........    56,300        925,009
    Entergy Corp......................    37,900      2,000,362
    Exelon Corp.......................    18,100      1,082,561
    PG&E Corp.*.......................    25,300        535,095
    PPL Corp.@........................     3,200        137,600
    Reliant Resources, Inc.*..........    64,500        395,385
    The Southern Co...................    38,100      1,187,196
                                                   ------------
                                                      6,953,706
                                                   ------------
TOTAL COMMON STOCK
  (Cost $101,571,415).................              107,750,417
                                                   ------------

AST DEAM LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PAR
                                         (000)        VALUE
                                         -----        -----
CORPORATE OBLIGATIONS -- 0.0%
RETAIL & MERCHANDISING
    Ames Department Stores, Inc.
      10.00%, 04/15/06++++
      (Cost $13,156)..................  $     40   $        500
                                                   ------------
SHORT-TERM INVESTMENTS -- 0.4%
U.S. TREASURY OBLIGATIONS
    U.S. Treasury Bills
      0.83%, 07/24/03#................        15         14,992
      0.94%, 07/24/03#................        20         19,988
      1.00%, 07/24/03#................        30         29,981
      1.01%, 07/24/03#................        70         69,955
      1.07%, 07/24/03#................        20         19,986
      1.13%, 07/24/03#................       300        299,802
                                                   ------------
    (Cost $454,685)...................                  454,704
                                                   ------------
INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED -- 16.3%
CERTIFICATES OF DEPOSIT -- 10.9%
    American Express Centurion
      1.34%, 01/27/04 [FRN]...........       383        382,630
      1.42%, 12/12/03 [FRN]...........       162        162,312
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]............       593        592,868
      1.37%, 01/16/04 [FRN]...........     2,747      2,746,708
    Dresdner Bank
      1.78%, 10/06/03 [FRN]...........       112        112,445
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN]...........       254        254,294
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03.................       597        597,203
      1.26%, 07/28/03.................     1,649      1,649,364
    Monumental Global Funding
      1.48%, 05/28/04.................       492        491,527
    Morgan Stanley
      1.33%, 07/16/03 [FRN]...........       109        109,038
      1.33%, 11/07/03 [FRN]...........       398        397,713
      1.36%, 01/12/04 [FRN]...........     1,027      1,027,480
      1.33%, 03/12/04 [FRN]...........     1,108      1,108,165
    National City Bank of Indiana
      1.59%, 11/10/03 [FRN]...........     1,741      1,740,599
    Svenska Handelsbanken
      1.44%, 07/01/03.................       377        377,181
    UBS Warburg
      1.38%, 07/01/03.................       492        492,193
                                                   ------------
                                                     12,241,720
                                                   ------------
                                         SHARES
                                         ------
NON-REGISTERED INVESTMENT COMPANIES -- 5.3%
    Institutional Money Market
      Trust........................... 5,948,869   $  5,948,869
                                                   ------------
                                          PAR
                                         (000)
                                         -----
REPURCHASE AGREEMENTS -- 0.1%
    UBS AG
      1.00%, dated 06/30/03, maturing
      07/01/03, repurchase price
      $157,163 (Collateralized by U.S.
      Treasury Notes, 3.25%, par value
      $158,519, market value $160,316
      due 12/31/03)...................  $    157        157,159
                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $18,347,748)..................               18,347,748
                                                   ------------
TOTAL INVESTMENTS -- 112.4%
  (Cost $120,387,004).................              126,553,369
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (12.4%).............              (13,938,724)
                                                   ------------
NET ASSETS -- 100.0%..................             $112,614,645
                                                   ============

# Securities with an aggregate market value of $454,704 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

                              EXPIRATION    NUMBER OF     UNREALIZED
DESCRIPTION                     MONTH       CONTRACTS    DEPRECIATION
---------------------------------------------------------------------
S&P 500.....................    09/03          19         $(142,514)
                                                          =========

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
COMMON STOCK -- 99.3%
ADVERTISING -- 3.8%
    Getty Images, Inc.*.................    5,900   $   243,670
    Lamar Advertising Co.*..............   14,800       521,108
    Monster Worldwide, Inc.*............   61,500     1,213,395
    Valueclick Inc.*....................  200,800     1,210,824
                                                    -----------
                                                      3,188,997
                                                    -----------
AEROSPACE -- 0.1%
    DRS Technologies, Inc.*.............    3,180        88,786
                                                    -----------
AIRLINES -- 0.0%
    Ryanair Holdings PLC [ADR]*.........      142         6,376
                                                    -----------
AUTOMOTIVE PARTS -- 5.4%
    Advance Auto Parts, Inc.*...........   50,350     3,066,315
    Aftermarket Technology Corp.*.......   13,480       141,675
    Monro Muffler Brake, Inc.*..........   49,670     1,403,674
                                                    -----------
                                                      4,611,664
                                                    -----------
BROADCASTING -- 1.4%
    Clear Channel Communications,
      Inc.*.............................    3,610       153,028
    Entercom Communications Corp.*......    2,780       136,248
    Liberty Media Corp. Cl-A*...........   77,200       892,432
                                                    -----------
                                                      1,181,708
                                                    -----------
BUILDING MATERIALS -- 0.5%
    Simpson Manufacturing Co., Inc.*....   11,860       434,076
                                                    -----------
BUSINESS SERVICES -- 5.0%
    Aramark Corp. Cl-B*.................    5,420       121,516
    Arbitron, Inc.*.....................    3,600       128,520
    Exponent, Inc.*.....................   28,880       447,640
    Exult, Inc.*........................  108,300       928,131
    Hypercom Corporation*...............   43,400       180,110
    Informatica Corp.*..................   37,730       260,714
    Ipayment Inc*.......................    9,600       229,152
    Iron Mountain, Inc.*................   16,820       623,854
    Kroll, Inc.*........................   19,970       540,388
    Marimba Inc.*.......................    8,300        24,153
    Pegasus Systems, Inc.*..............   15,400       250,250
    SM&A*...............................   24,900       282,864
    Visual Networks, Inc.*..............  160,580       219,995
                                                    -----------
                                                      4,237,287
                                                    -----------
CABLE TELEVISION -- 4.4%
    Central European Media, Cl A*.......  142,600     3,208,500
    Comcast Corp. Special Cl-A*.........   12,200       351,726
    Cox Communications, Inc. Cl-A*......    6,250       199,375
                                                    -----------
                                                      3,759,601
                                                    -----------
CHEMICALS -- 0.7%
    Cabot Microelectronics Corp.*.......    8,470       427,481
    Fuller, (H.B.) Co...................    9,360       206,107
                                                    -----------
                                                        633,588
                                                    -----------

                                          SHARES       VALUE
                                          ------       -----
COMPUTER HARDWARE -- 4.3%
    Adaptec, Inc.*......................  184,200   $ 1,433,076
    Cray, Inc.*.........................   43,520       343,808
    Komag Inc*..........................   13,300       157,339
    SanDisk Corp.*......................    5,140       207,399
    Seagate Technology*.................   84,470     1,490,896
                                                    -----------
                                                      3,632,518
                                                    -----------
COMPUTER SERVICES & SOFTWARE -- 10.5%
    Advanced Digital Information
      Corp.*............................   15,050       150,350
    Advent Software, Inc.*..............   12,100       204,611
    Altiris, Inc.*......................    5,900       118,295
    At Road, Inc.*......................   21,550       235,326
    Avid Technology, Inc.*..............    4,000       140,280
    BARRA, Inc.*........................    5,600       199,920
    Business Objects SA [ADR]*..........   42,500       932,874
    CareScience, Inc.*..................  106,190        95,571
    Cisco Systems, Inc.*................   16,100       268,709
    Documentum, Inc.*...................    9,100       178,997
    Enterasys Networks, Inc.*...........  238,600       722,958
    Extreme Networks, Inc.*.............  200,100     1,060,529
    FactSet Research Systems, Inc.......    4,960       218,488
    FileNET Corp.*......................   12,300       221,892
    Hyperion Solutions Corp.*...........    4,300       145,168
    Magma Design Automation, Inc.*......   62,250     1,067,587
    Manhattan Associates, Inc.*.........    7,930       205,942
    MicroStrategy, Inc. Cl-A*...........    3,650       132,970
    Netscreen Technologies, Inc.*.......   14,460       326,073
    Pervasive Software, Inc.*...........   67,200       359,520
    Seachange International, Inc.*......    1,400        13,356
    Siebel Systems, Inc.*...............   43,200       412,128
    SRA International, Inc.*............   14,700       470,400
    Synaptics, Inc.*....................   21,310       286,833
    Veritas Software Corp.*.............   25,700       736,819
                                                    -----------
                                                      8,905,596
                                                    -----------
CONGLOMERATES -- 0.3%
    Cendant Corp.*......................   13,040       238,893
                                                    -----------
CONSTRUCTION -- 0.2%
    Beazer Homes USA, Inc.*.............      163        13,611
    Toll Brothers, Inc.*................    5,600       158,536
                                                    -----------
                                                        172,147
                                                    -----------
CONSUMER PRODUCTS & SERVICES -- 1.9%
    1-800-Flowers.Com, Inc.*............   26,600       219,184
    Concorde Career Colleges, Inc.*.....   16,400       328,180
    Dollar Thrifty Automotive Group,
      Inc.*.............................    7,210       133,746
    InterActiveCorp*....................   12,900       510,453
    Lexar Media, Inc.*..................   27,550       262,827
    The Dial Corp.......................   10,000       194,500
                                                    -----------
                                                      1,648,890
                                                    -----------
ELECTRONIC COMPONENTS & EQUIPMENT --1.7%
    DSP Group, Inc.*....................    5,612       120,826
    Landauer, Inc.......................    2,940       122,980

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
    OSI Systems, Inc.*..................   12,680   $   203,641
    Parthus Ceva, Inc.*.................   47,980       391,037
    Vicor Corp.*........................   66,900       642,240
                                                    -----------
                                                      1,480,724
                                                    -----------
ENTERTAINMENT & LEISURE -- 1.6%
    Ambassadors Group, Inc.*............   10,100       141,097
    Dover Downs Gaming & Entertainment,
      Inc...............................   12,120       112,110
    International Speedway Corp. Cl-A...   28,200     1,114,182
                                                    -----------
                                                      1,367,389
                                                    -----------
FINANCIAL SERVICES -- 2.4%
    Affiliated Managers Group, Inc.*....   14,463       881,520
    Capital One Financial Corp..........    7,420       364,916
    Federal Agricultural Mortgage
      Corp.*............................   13,960       312,006
    IndyMac Bancorp, Inc................   10,020       254,708
    Moody's Corp........................    3,540       186,593
                                                    -----------
                                                      1,999,743
                                                    -----------
FOOD -- 0.4%
    Dean Foods Co.*.....................    4,125       129,938
    Sanderson Farms, Inc................    8,300       233,230
                                                    -----------
                                                        363,168
                                                    -----------
HEALTHCARE SERVICES -- 4.7%
    Healthcare Services Group, Inc.*....   17,860       252,362
    IMPAC Medical Systems, Inc.*........   22,100       461,448
    Laboratory Corp. of America
      Holdings*.........................    2,900        87,435
    LifePoint Hospitals, Inc.*..........    4,120        86,273
    Medarex, Inc.*......................  114,000       751,259
    National Dentex Corp.*..............   14,590       298,380
    Quest Diagnostics, Inc.*............    6,700       427,460
    Select Medical Corp.*...............      955        23,713
    United Surgical Partners
      International, Inc.*..............   28,740       649,237
    VCA Antech, Inc.*...................   49,650       971,650
                                                    -----------
                                                      4,009,217
                                                    -----------
HOTELS & MOTELS -- 1.4%
    Orient-Express Hotels Ltd. NY
      Reg.*.............................   48,920       721,570
    Prime Hospitality Corp.*............   64,060       429,843
                                                    -----------
                                                      1,151,413
                                                    -----------
INDUSTRIAL PRODUCTS -- 0.4%
    MSC Industrial Direct Co., Inc......    9,950       178,105
    Steel Dynamics, Inc.*...............   13,060       178,922
                                                    -----------
                                                        357,027
                                                    -----------
INSURANCE -- 1.6%
    AON Corp............................   14,700       353,976
    Arch Capital Group Ltd.*............    4,580       159,063
    Endurance Specialty Holdings
      Ltd.*.............................    7,700       229,845
    Philadelphia Consolidated Holdings
      Corp.*............................    8,950       361,580

                                          SHARES       VALUE
                                          ------       -----
    RTW, Inc.*..........................   50,730   $   179,331
    Wellchoice, Inc.*...................    2,440        71,443
                                                    -----------
                                                      1,355,238
                                                    -----------
INTERNET SERVICES -- 5.4%
    Check Point Software Technologies
      Ltd.*.............................   57,250     1,119,238
    Digital Impact, Inc.*...............  261,050       482,943
    eCollege.com, Inc.*.................   60,266       691,854
    Macromedia, Inc.*...................   13,960       293,718
    NIC, Inc.*..........................  229,200       669,264
    Online Resources Corp.*.............  193,614     1,233,320
    Raindance Communications, Inc.*.....   29,010        72,235
                                                    -----------
                                                      4,562,572
                                                    -----------
MACHINERY & EQUIPMENT -- 0.2%
    Graco, Inc..........................    5,690       182,080
                                                    -----------
MEDICAL SUPPLIES & EQUIPMENT -- 8.6%
    Amgen, Inc.*........................    3,750       249,150
    Anika Therapeutics Inc.*............   27,000        85,050
    Aspect Medical Systems, Inc.*.......   60,860       449,147
    Cambrex Corp........................    7,790       179,326
    Charles River Laboratories
      International, Inc.*..............   11,990       385,838
    Conceptus, Inc.*....................   37,260       523,503
    CTI Molecular Imaging, Inc.*........    4,100        77,531
    Curon Medical, Inc.*................  132,810       150,075
    DJ Orthopedics, Inc.*...............    9,440       103,462
    Dyax Corp.*.........................  236,100       963,288
    ICU Medical, Inc.*..................    5,800       180,670
    INAMED Corp.*.......................   16,195       869,510
    Kyphon, Inc.*.......................   46,210       698,695
    Natus Medical, Inc.*................   36,110       164,264
    NMT Medical, Inc.*..................   33,080       131,328
    Orthofix International NV*..........   31,860     1,043,096
    Palatin Technologies, Inc*..........   51,700       164,923
    ResMed, Inc.*.......................    3,660       143,472
    SangStat Medical Corp.*.............   32,810       429,483
    STAAR Surgical Co.*.................    2,140        24,824
    Therasense, Inc.*...................   13,440       134,400
    Zoll Medical Corp.*.................    3,700       124,172
                                                    -----------
                                                      7,275,207
                                                    -----------
OIL & GAS -- 2.6%
    Devon Energy Corp...................    6,767       361,358
    Equitable Resources, Inc............    4,230       172,330
    Forest Oil Corp.*...................    6,740       169,309
    Oceaneering International, Inc.*....   12,620       322,441
    Patterson-UTI Energy, Inc.*.........    9,900       320,760
    St. Mary Land & Exploration Co......   13,100       357,630
    Stelmar Shipping Ltd. NY Reg.*......    7,680       128,717
    Tidewater, Inc......................    5,670       166,528
    Varco International, Inc.*..........    9,440       185,024
                                                    -----------
                                                      2,184,097
                                                    -----------

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
PHARMACEUTICALS -- 9.1%
    Alexion Pharmaceuticals, Inc.*......   34,030   $   580,211
    Allergan, Inc.......................      237        18,273
    Atrix Laboratories, Inc.*...........   22,010       484,000
    CV Therapeutics, Inc.*..............   16,900       501,254
    DOV Pharmaceutical, Inc.*...........   42,920       493,580
    Dr. Reddy's Laboratories Ltd.
      [ADR].............................   11,360       264,802
    Eon Labs, Inc.*.....................   14,680       516,001
    Exelixis, Inc.*.....................   28,990       201,191
    Genta, Inc.*........................   28,380       378,022
    InterMune, Inc.*....................    9,530       153,528
    Inveresk Research Group, Inc.*......   17,950       322,921
    King Pharmaceuticals, Inc.*.........   48,250       712,169
    MedImmune, Inc.*....................    5,360       194,943
    MIM Corp.*..........................   34,010       222,085
    Onyx Pharmacueticals, Inc.*.........   30,150       371,750
    POZEN, Inc.*........................   36,430       400,001
    Praecis Pharmaceuticals, Inc.*......   27,600       135,240
    Ranbaxy Laboratories-Sp Gdr*........   12,500       211,118
    Serologicals Corp.*.................   17,650       240,570
    Shire Pharmaceuticals Group PLC
      [ADR]*............................   23,100       455,070
    Telik, Inc.*........................   42,610       684,742
    Vicuron Pharmaceuticals, Inc.*......   13,200       187,176
                                                    -----------
                                                      7,728,647
                                                    -----------
REAL ESTATE -- 1.3%
    American Financial Realty Trust
      [REIT]............................   10,000       149,100
    CoStar Group, Inc.*.................   25,370       757,548
    Urstadt Biddle Properties Cl-A
      [REIT]............................   15,020       193,157
                                                    -----------
                                                      1,099,805
                                                    -----------
RESTAURANTS -- 0.5%
    Bob Evans Farms, Inc................    5,620       155,281
    The Cheesecake Factory, Inc.*.......    4,500       161,505
    Worldwide Restaurant Concepts,
      Inc.*.............................   40,300       118,885
                                                    -----------
                                                        435,671
                                                    -----------
RETAIL & MERCHANDISING -- 7.4%
    Bed Bath & Beyond, Inc.*............    4,900       190,169
    CarMax, Inc.*.......................   35,430     1,068,215
    Cost Plus, Inc.*....................    6,100       217,526
    Dick's Sporting Goods, Inc.*........    9,570       351,028
    Dollar Tree Stores, Inc.*...........   44,900     1,424,676
    Factory 2-U Stores, Inc.*...........   24,000       119,520
    Family Dollar Stores, Inc...........    8,910       339,917
    Leapfrog Enterprises, Inc.*.........   20,450       650,515
    Petco Animal Supplies, Inc.*........   10,000       217,400
    PETsMART, Inc.......................   89,450     1,491,131
    Shoe Carnival, Inc.*................   12,300       181,548
                                                    -----------
                                                      6,251,645
                                                    -----------

                                          SHARES       VALUE
                                          ------       -----
SEMICONDUCTORS -- 5.0%
    Altera Corp.*.......................   11,830   $   194,012
    Applied Micro Circuits Corp.*.......   40,190       243,150
    Cree, Inc.*.........................    5,900        96,052
    Exar Corp.*.........................   13,600       215,288
    Fairchild Semiconductor Corp.*......    8,440       107,948
    Globespan, Inc.*....................   54,782       451,952
    Integrated Device Technology,
      Inc.*.............................   21,600       238,680
    Intersil Corp. Cl-A*................    3,970       105,642
    Kopin Corp.*........................   15,700        96,084
    Marvell Technology Group Ltd.*......    5,360       184,223
    MEMC Electronic Materials, Inc.*....   84,800       831,039
    Skyworks Solutions, Inc.*...........   10,070        68,174
    TriQuint Semiconductor, Inc.*.......   46,600       193,856
    Ultratech Stepper, Inc.*............   22,900       423,421
    Varian Semiconductor Equipment
      Associates, Inc.*.................    7,210       214,570
    Vitesse Semiconductor Corp.*........   92,060       452,934
    Xilinx, Inc.*.......................    5,650       143,002
                                                    -----------
                                                      4,260,027
                                                    -----------
TELECOMMUNICATIONS -- 4.3%
    Amdocs Ltd.*........................    5,250       126,000
    Foundry Networks, Inc.*.............   49,700       715,680
    Hungarian Telephone & Cable Co.*....   10,100        92,415
    Intrado, Inc.*......................   12,520       197,691
    JDS Uniphase Corp.*.................   37,700       132,327
    L-3 Communications Holdings,
      Inc.*.............................    8,370       364,011
    Proxim Corp. Cl-A*..................  272,263       397,504
    Talk America Holdings, Inc.*........   40,200       438,582
    Telaxis Communications Corp.*.......   55,100        50,692
    UTStarcom, Inc.*....................   28,480     1,013,034
    Western Wireless Corp. Cl-A*........   11,400       131,442
                                                    -----------
                                                      3,659,378
                                                    -----------
TRANSPORTATION -- 2.2%
    EGL, Inc.*..........................   66,800     1,015,360
    Expeditors International of
      Washington, Inc...................   10,200       353,328
    Forward Air Corp.*..................   14,600       370,402
    UTi Worldwide, Inc..................    3,870       120,705
                                                    -----------
                                                      1,859,795
                                                    -----------
TOTAL COMMON STOCK
  (Cost $72,137,269)....................             84,322,970
                                                    -----------

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
FOREIGN STOCK -- 3.3%
BROADCASTING -- 1.0%
    Sky Perfect Communications Inc. --
      (JPY)*............................    1,300   $   888,861
                                                    -----------
COMPUTER SERVICES & SOFTWARE -- 0.2%
    Cognos, Inc. -- (CAD)*..............    6,710       181,170
                                                    -----------
INSURANCE -- 0.3%
    Willis Group Holdings
      Ltd. -- (GBP)*....................    8,500       261,375
                                                    -----------
INTERNET SERVICES -- 0.4%
    Online Resources
      Corp. -- (DEM)*144A...............   61,000       349,713
                                                    -----------
REAL ESTATE -- 0.5%
    Wetherspoon, (J.D.) PLC -- (GBP)....  103,000       397,723
                                                    -----------
SEMICONDUCTORS -- 0.5%
    ATI Technologies, Inc. -- (CAD)*....   19,870       202,674
    Genesis Microchip, Inc. -- (CAD)*...   14,900       201,746
                                                    -----------
                                                        404,420
                                                    -----------
TELECOMMUNICATIONS -- 0.4%
    RADVision Ltd. -- (ISL)*............   51,810       345,055
                                                    -----------
TOTAL FOREIGN STOCK
  (Cost $2,704,362).....................              2,828,317
                                                    -----------
PREFERRED STOCK -- 0.1%
TELECOMMUNICATIONS
    Crown Castle International Corp.
      6.25%*
      (Cost $68,513)....................    2,100        84,000
                                                    -----------
TOTAL INVESTMENTS -- 102.7%
  (Cost $74,910,144)....................             87,235,287
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (2.7%)......................             (2,271,046)
                                                    -----------
NET ASSETS -- 100.0%....................            $84,964,241
                                                    ===========

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST GABELLI ALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE, 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 91.0%
AEROSPACE -- 1.4%
    General Dynamics Corp...........       2,000   $    145,000
    Lockheed Martin Corp............       2,500        118,925
    Northrop Grumman Corp...........       9,200        793,868
    Raytheon Co.....................       8,000        262,720
    Sequa Corp. Cl-A*...............      11,000        377,300
                                                   ------------
                                                      1,697,813
                                                   ------------
AUTOMOBILE MANUFACTURERS -- 1.8%
    DaimlerChrysler AG NY Reg.*.....      15,000        520,800
    Ford Motor Co.@.................       1,000         10,990
    General Motors Corp.@...........       9,000        324,000
    Navistar International
      Corp.*@.......................      38,000      1,239,940
    PACCAR, Inc.@...................       3,000        202,680
                                                   ------------
                                                      2,298,410
                                                   ------------
AUTOMOTIVE PARTS -- 3.2%
    AutoNation, Inc.*@..............      55,000        864,600
    BorgWarner, Inc.................      13,000        837,200
    Dana Corp.......................      50,000        578,000
    Exide Technologies*@............      20,000          5,800
    Federal-Mogul Corp.*@...........       8,000          2,640
    Genuine Parts Co................      40,000      1,280,400
    Midas, Inc.*....................       5,000         60,600
    Myers Industries, Inc...........      29,000        275,500
    Superior Industries
      International, Inc............       2,000         83,400
                                                   ------------
                                                      3,988,140
                                                   ------------
BEVERAGES -- 1.0%
    Coca-Cola Co....................       7,000        324,870
    Fomento Economico Mexicano SA de
      CV [ADR]......................       6,000        247,200
    PepsiAmericas, Inc..............      50,000        628,000
                                                   ------------
                                                      1,200,070
                                                   ------------
BROADCASTING -- 8.7%
    Belo Corp. Cl-A.................      25,000        559,000
    Crown Media Holdings, Inc.*.....      58,000        239,540
    Fox Entertainment Group,
      Inc. Cl-A*....................      13,000        374,140
    Gray Television, Inc. Cl-B......      15,000        186,000
    Grupo Televisa SA [ADR].........      19,000        655,500
    Liberty Media Corp-B*...........         500          5,910
    Liberty Media Corp. Cl-A*.......     260,020      3,005,831
    Media General, Inc. CL-A........      17,000        972,400
    Meredith Corp...................       6,000        264,000
    News Corp. Ltd. [ADR]...........      11,001        275,575
    Paxson Communications Corp.*....      40,000        239,600
    Scripps, (E.W.) Co. CI-A@.......      27,500      2,439,800
    The Liberty Corp................       5,000        212,500
    UnitedGlobalCom, Inc. Cl-A*@....     180,000        930,600
    Young Broadcasting, Inc.
      Cl-A*.........................      22,000        464,860
                                                   ------------
                                                     10,825,256
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
BUILDING MATERIALS -- 0.2%
    Thomas Industries, Inc..........      10,000   $    270,500
                                                   ------------
BUSINESS SERVICES -- 0.0%
    Accent Media Group, Inc.*.......       4,000          4,960
                                                   ------------
CABLE TELEVISION -- 2.1%
    Cablevision Systems New York
      Group Cl-A*...................     102,501      2,127,920
    Comcast Corp. Cl-A*@............      16,000        482,880
    PrimaCom AG [ADR]*..............      14,400          3,969
                                                   ------------
                                                      2,614,769
                                                   ------------
CHEMICALS -- 1.7%
    Albemarle Corp..................      13,000        363,610
    Great Lakes Chemical Corp.@.....      50,000      1,020,000
    Hercules, Inc.*.................      80,000        792,000
                                                   ------------
                                                      2,175,610
                                                   ------------
COMPUTER HARDWARE -- 0.5%
    Hewlett-Packard Co..............      26,365        561,575
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 0.8%
    EMC Corp.*......................      14,000        146,580
    PeopleSoft, Inc.*...............      50,000        879,500
    PracticeWorks, Inc.*............       1,000         19,300
                                                   ------------
                                                      1,045,380
                                                   ------------
CONGLOMERATES -- 2.7%
    Altria Group, Inc...............       4,000        181,760
    Cendant Corp.*@.................      63,800      1,168,816
    Honeywell International, Inc....      71,000      1,906,350
    ITT Industries, Inc.............       2,000        130,920
                                                   ------------
                                                      3,387,846
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 4.0%
    Church and Dwight Co., Inc......      12,000        392,760
    Energizer Holdings, Inc.*.......      44,000      1,381,600
    Gillette Co.....................      30,000        955,800
    InterActiveCorp*@...............       6,000        237,420
    Mattel, Inc.....................      25,000        473,000
    Procter & Gamble Co.............      13,000      1,159,340
    Rayovac Corp.*..................      25,000        323,750
                                                   ------------
                                                      4,923,670
                                                   ------------
CONTAINERS & PACKAGING -- 0.0%
    Greif Brothers Corp. Cl-A.......       1,000         23,000
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 3.5%
    Agere Systems, Inc. Cl-B*.......      90,146        207,336
    AMETEK, Inc.....................      10,000        366,500
    Cooper Industries Ltd. Cl-A.....      44,000      1,817,200
    CTS Corp........................      20,000        209,000
    Eastman Kodak Co.@..............      10,000        273,500
    General Motors Corp. Cl-H*......      40,000        512,400
    Magnetek, Inc.*.................      22,000         55,880

AST GABELLI ALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    Molex, Inc......................      18,000   $    417,222
    Thomas & Betts Corp.*...........      30,000        433,500
                                                   ------------
                                                      4,292,538
                                                   ------------
ENTERTAINMENT & LEISURE -- 4.2%
    AOL Time Warner, Inc.*@.........     100,000      1,609,000
    Disney, (Walt) Co.@.............      72,000      1,422,000
    Dover Downs Gaming &
      Entertainment, Inc............      15,000        138,750
    Dover Motorsports, Inc..........      15,000         61,500
    Gaylord Entertainment Co.
      Cl-A*.........................      16,000        313,120
    Gemstar-TV Guide International,
      Inc.*.........................     100,000        509,000
    MGM MIRAGE*.....................      15,000        512,700
    Pixar, Inc.*....................         100          6,084
    Viacom, Inc.*...................       4,000        174,800
    Vivendi Universal SA [ADR]*.....      15,000        276,600
    World Wrestling Entertainment,
      Inc...........................      22,000        226,380
                                                   ------------
                                                      5,249,934
                                                   ------------
FINANCIAL-BANK & TRUST -- 2.6%
    Bank of New York Co., Inc.......      23,000        661,250
    Deutsche Bank AG [ADR]*@........      14,000        901,880
    Wachovia Corp...................      10,000        399,600
    Wilmington Trust Corp...........      42,000      1,232,700
                                                   ------------
                                                      3,195,430
                                                   ------------
FINANCIAL SERVICES -- 4.2%
    American Express Co.............      58,000      2,424,980
    BKF Capital Group, Inc.*........       7,000        152,810
    J.P. Morgan Chase & Co..........       9,000        307,620
    Lehman Brothers Holdings,
      Inc...........................       3,000        199,440
    Merrill Lynch & Co., Inc........      15,000        700,200
    Price, (T. Rowe) Group, Inc.@...      34,000      1,283,500
    Schwab, (Charles) Corp.@........      18,000        181,620
                                                   ------------
                                                      5,250,170
                                                   ------------
FOOD -- 5.8%
    Albertson's, Inc.@..............       4,000         76,800
    Archer Daniels Midland Co.......     105,000      1,351,350
    Del Monte Foods Co.*............      13,398        118,438
    Diageo PLC [ADR]................      23,000      1,006,480
    Flowers Foods, Inc..............      55,500      1,096,680
    General Mills, Inc..............       2,000         94,820
    Heinz, (H.J.) Co................      30,000        989,400
    Kellogg Co......................      18,000        618,660
    Sensient Technologies Corp......      18,000        413,820
    The J.M. Smucker Co.............         340         13,563
    Weis Markets, Inc...............      30,000        930,600
    Wrigley, (Wm., Jr.) Co.@........       8,000        449,840
                                                   ------------
                                                      7,160,451
                                                   ------------
HEALTHCARE SERVICES -- 0.1%
    Tenet Healthcare Corp.*.........       8,000         93,200
                                                   ------------

                                        SHARES        VALUE
                                        ------        -----
HOTELS & MOTELS -- 0.2%
    Hilton Hotels Corp..............      15,000   $    191,850
                                                   ------------
INDUSTRIAL PRODUCTS -- 0.7%
    Crane Co........................      30,000        678,900
    Precision Castparts Corp........       7,000        217,700
                                                   ------------
                                                        896,600
                                                   ------------
INSURANCE -- 1.0%
    Alleghany Corp.*................       2,040        389,640
    Argonaut Group, Inc.*...........      14,000        172,620
    Leucadia National Corp..........       5,000        185,600
    UnumProvident Corp.@............      18,000        241,380
    White Mountain Insurance
      Group*........................         600        237,000
                                                   ------------
                                                      1,226,240
                                                   ------------
INTERNET SERVICES -- 0.1%
    Checkfree Corp.*@...............       3,000         83,520
    eBay, Inc.*@....................         100         10,418
                                                   ------------
                                                         93,938
                                                   ------------
MACHINERY & EQUIPMENT -- 2.9%
    Deere & Co......................      20,000        914,000
    Flowserve Corp.*@...............      10,000        196,700
    Gencorp, Inc....................      55,000        488,950
    Kadant, Inc.*...................       1,542         28,913
    SPS Technologies, Inc.*.........      25,000        676,000
    Thermo Electron Corp.*..........      60,000      1,261,200
                                                   ------------
                                                      3,565,763
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.0%
    Apogent Technologies, Inc.*@....      11,000        220,000
    Baxter International, Inc.......       6,000        156,000
    Bio-Rad Laboratories, Inc.*.....       1,500         83,025
    DENTSPLY International, Inc.....       3,000        122,700
    Henry Schein, Inc.*.............       1,500         78,510
    INAMED Corp.*...................       6,000        322,140
    Invitrogen Corp.*@..............       7,000        268,590
    Owens & Minor, Inc..............      15,000        335,250
    Patterson Dental Co.*...........       1,500         68,070
    Sybron Dental Specialties,
      Inc.*.........................      35,000        826,000
    Viasys Healthcare, Inc.*........       2,000         41,400
                                                   ------------
                                                      2,521,685
                                                   ------------
METALS & MINING -- 0.3%
    Alcoa, Inc......................       6,000        153,000
    Newmont Mining Corp.............       5,000        162,300
                                                   ------------
                                                        315,300
                                                   ------------
OIL & GAS -- 6.5%
    Baker Hughes, Inc.@.............      16,200        543,834
    Burlington Resources, Inc.@.....      30,000      1,622,100
    ConocoPhillips..................      19,594      1,073,751
    Devon Energy Corp.@.............      19,350      1,033,290
    El Paso Corp....................      52,000        420,160
    ENSCO International, Inc........       5,000        134,500
    Equitable Resources, Inc........       6,000        244,440

AST GABELLI ALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    Halliburton Co..................       8,000   $    184,000
    Kerr-McGee Corp.................      20,000        896,000
    National Fuel Gas Co............      36,000        937,800
    ONEOK, Inc.@....................      25,500        500,565
    Questar Corp....................      13,500        451,845
                                                   ------------
                                                      8,042,285
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.6%
    International Paper Co..........       6,000        214,380
    MeadWestvaco Corp...............      20,000        494,000
                                                   ------------
                                                        708,380
                                                   ------------
PHARMACEUTICALS -- 1.9%
    Bristol-Meyers Squibb Co........      50,000      1,357,500
    Pfizer, Inc.....................      23,000        785,450
    Wyeth...........................       4,000        182,200
                                                   ------------
                                                      2,325,150
                                                   ------------
PRINTING & PUBLISHING -- 4.6%
    Journal Register Co.*...........      15,000        271,350
    Knight-Ridder, Inc..............       5,000        344,650
    McGraw-Hill Co., Inc............       2,500        155,000
    New York Times Co. CL-A.........       1,500         68,250
    Pulitzer, Inc...................      20,000        988,400
    Readers Digest Association,
      Inc...........................      10,894        146,851
    Tribune Co.@....................      52,000      2,511,600
    Washington Post Co. Cl-B........       1,700      1,245,930
                                                   ------------
                                                      5,732,031
                                                   ------------
RETAIL & MERCHANDISING -- 0.7%
    Blockbuster, Inc. Cl-A@.........       3,000         50,550
    The Neiman Marcus Group, Inc.
      Cl-A*.........................      23,000        841,800
                                                   ------------
                                                        892,350
                                                   ------------
SEMICONDUCTORS -- 0.6%
    Texas Instruments, Inc..........      40,000        704,000
                                                   ------------
TELECOMMUNICATIONS -- 11.3%
    AT&T Corp.......................      22,000        423,500
    BCE, Inc........................      35,000        808,850
    BT Group PLC [ADR]..............      15,000        504,900
    Cable & Wireless Communications
      PLC [ADR].....................      25,000        136,750
    CenturyTel, Inc.................      54,000      1,881,900
    Cincinnati Bell Inc.*...........      95,000        636,500
    Commonwealth Telephone
      Enterprises, Inc. Cl-B*.......       1,000         46,000
    Corning, Inc.*@.................     185,000      1,367,150
    France Telecom SA [ADR].........       1,000         24,650
    IDT Corp.*......................         200          3,580
    IDT Corp. Cl-B*@................         200          3,520
    Liberty Satellite & Technology,
      Inc. Cl-A*....................         200            520
    Lucent Technologies, Inc.*@.....     186,000        377,580

                                        SHARES        VALUE
                                        ------        -----
    MMO2 PLC [ADR]*.................      60,000   $    553,800
    Motorola, Inc...................      82,000        773,260
    Nextel Communications, Inc.
      Cl-A*@........................      75,000      1,356,000
    Nextel Partners, Inc.*@.........      25,000        182,500
    Nortel Networks Corp.*@.........      65,000        175,500
    Price Communications Corp.*.....      30,000        387,300
    QUALCOMM, Inc.@.................       2,000         71,500
    Qwest Communications
      International, Inc.*@.........     225,000      1,075,500
    Sprint Corp.....................      65,000        936,000
    Sprint Corp. (PCS Group)*@......     100,000        575,000
    Telephone & Data Systems,
      Inc...........................      18,000        894,600
    United Pan-Europe Cl-A
      [ADR]*@.......................      12,000          1,200
    United States Cellular Corp.*...      12,000        305,400
    Verizon Communications, Inc.....      15,000        591,750
    Western Wireless Corp. Cl-A*....      12,000        138,360
                                                   ------------
                                                     14,233,070
                                                   ------------
UTILITIES -- 9.1%
    AES Corp.*......................      98,500        625,475
    Aquila, Inc.*...................     115,000        296,700
    CH Energy Group, Inc............       7,000        315,000
    Cinergy Corp.@..................      44,000      1,618,760
    Cleco Corp.@....................      13,500        233,820
    Constellation Energy Group,
      Inc...........................      30,000      1,029,000
    DPL, Inc........................      28,000        446,320
    DQE, Inc........................      48,000        723,360
    Duke Energy Corp.@..............      12,000        239,400
    El Paso Electric Co.*...........      30,000        369,900
    Great Plains Energy, Inc........      40,000      1,155,200
    Mirant Corp.*@..................      80,000        232,000
    NiSource, Inc...................      10,000        190,000
    Northeast Utilities Co.@........      78,000      1,305,720
    NUI Corp........................       5,800         90,016
    PPL Corp.@......................       4,000        172,000
    Public Service Enterprise Group,
      Inc...........................       8,200        346,450
    Sierra Pacific Resources*.......      32,000        190,080
    Teco Energy, Inc.@..............      40,000        479,600
    UIL Holdings Corp...............       3,500        141,925
    Unisource Energy Corp...........      10,000        188,000
    Wisconsin Energy Corp...........      20,000        580,000
    Xcel Energy, Inc................      32,000        481,280
                                                   ------------
                                                     11,450,006
                                                   ------------
TOTAL COMMON STOCK
  (Cost $113,370,742)...............                113,157,370
                                                   ------------
FOREIGN STOCK -- 0.1%
ENVIRONMENTAL SERVICES
    Trojan Technologies, Inc. [CAD]*
      (Cost $140,356)...............      30,000        169,200
                                                   ------------

AST GABELLI ALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
SHORT-TERM INVESTMENTS -- 7.3%
REGISTERED INVESTMENT COMPANIES
    Temporary Investment Cash
      Fund..........................   4,508,901   $  4,508,901
    Temporary Investment Fund.......   4,508,900      4,508,900
                                                   ------------
      (Cost $9,017,801).............                  9,017,801
                                                   ------------
                                         PAR
                                        (000)
                                        -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 22.8%
CERTIFICATES OF DEPOSIT -- 14.3%
    American Express Centurion
      1.34%, 01/27/04 [FRN].........  $    1,213      1,213,101
      1.42%, 12/12/03 [FRN].........         235        234,845
    American Express Credit Corp.
      1.31%, 04/16/04 [FRN].........          85         84,720
    Bear Stearns Co., Inc.
      1.37%, 01/16/04 [FRN].........       4,263      4,263,012
    Canadian Imperial Bank Corp.
      1.28%, 05/28/04...............         790        790,093
    Dresdner Bank
      1.78%, 10/06/03 [FRN].........         447        447,479
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN].........       1,246      1,246,184
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03...............       1,065      1,065,096
      1.38%, 07/07/03...............       1,278      1,277,644
      1.26%, 07/28/03...............       2,097      2,097,445
    Monumental Global Funding
      1.48%, 05/28/04...............         625        624,570
    Morgan Stanley
      1.33%, 11/07/03 [FRN].........         722        721,540
      1.33%, 03/12/04 [FRN].........         162        161,790
    National City Bank of Indiana
      1.59%, 11/10/03 [FRN].........       2,115      2,114,956

                                         PAR
                                        (000)         VALUE
                                        -----         -----
    Svenska Handelsbanken
      1.44%, 07/01/03...............  $      673   $    672,692
    UBS Warburg
      1.38%, 07/01/03...............         742        742,224
                                                   ------------
                                                     17,757,391
                                                   ------------
COMMERCIAL PAPER -- 0.9%
    Amsterdam Funding Corp.
      1.07%, 07/23/03...............          48         48,220
    Barton Capital
      1.07%, 07/23/03...............          16         16,073
      1.07%, 07/31/03...............         257        256,920
    Dakota Credit Card Issuance
      Trust Certificate
      1.03%, 08/14/03...............         737        738,445
                                                   ------------
                                                      1,059,658
                                                   ------------
                                        SHARES
                                        ------
NON-REGISTERED INVESTMENT COMPANIES -- 7.4%
    Institutional Money Market
      Trust.........................   9,242,628      9,242,628
                                                   ------------
                                         PAR
                                        (000)
                                        -----
REPURCHASE AGREEMENTS -- 0.2%
    UBS AG
      1.00%, dated 06/30/03,
      maturing 07/01/03, repurchase
      price $280,296 (Collateralized
      by U.S. Treasury Notes, 3.25%,
      par value $282,714, market
      value $285,919 due
      12/31/03).....................  $      280        280,288
                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $28,339,965)................                 28,339,965
                                                   ------------
TOTAL INVESTMENTS -- 121.2%
  (Cost $150,868,864)...............                150,684,336
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (21.2%)...........                (26,308,410)
                                                   ------------
NET ASSETS -- 100.0%................               $124,375,926
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                     PAR
                                    (000)           VALUE
                                    -----           -----
CORPORATE OBLIGATIONS -- 88.7%
ADVERTISING -- 1.4%
    Interpublic Group of
      Companies, Inc.
      1.87%, 06/01/06.........    $    1,500     $  1,314,375
      7.25%, 08/15/11.........           500          530,000
    Lamar Advertising Co.
      2.875%, 12/31/10........         1,000        1,008,750
                                                 ------------
                                                    2,853,125
                                                 ------------
AEROSPACE -- 0.8%
    Alliant Techsystems, Inc.
      8.50%, 05/15/11.........           250          278,125
    Esterline Technologies
      Corp.
      7.75%, 06/15/13 144A....           500          526,250
    Titan Corp.
      8.00%, 05/15/11 144A@...           750          798,750
                                                 ------------
                                                    1,603,125
                                                 ------------
AIRLINES -- 0.4%
    AMR Corp.
      9.00%, 08/01/12@........           500          342,500
    Delta Air Lines, Inc.
      10.375%, 02/01/11.......           495          400,950
                                                 ------------
                                                      743,450
                                                 ------------
AUTOMOBILE MANUFACTURERS -- 0.9%
    General Motors Corp.
      7.125%, 07/15/13........           275          276,551
    Oshkosh Truck Corp.
      8.75%, 03/01/08.........         1,500        1,563,750
                                                 ------------
                                                    1,840,301
                                                 ------------
AUTOMOTIVE PARTS -- 3.2%
    Advanced Accessory Systems
      10.75%, 06/15/11 144A...           750          802,500
    Collins & Aikman Products
      Corp.
      11.50%, 04/15/06@.......           500          395,000
    Dana Corp.
      10.125%, 03/15/10.......         1,250        1,384,375
    Delco Remy International,
      Inc.
      8.625%, 12/15/07........           500          472,500
      11.00%, 05/01/09........         1,000          685,000
    Dura Operating Corp.
      9.00%, 05/01/09@........           850          786,250
    Goodyear Tire & Rubber Co.
      7.857%, 08/15/11........           500          367,500
    Tenneco Automotive, Inc.
      10.25%, 07/15/13 144A...           565          574,888
    Tower Automotive, Inc.
      5.00%, 08/01/04@........         1,000          970,000
                                                 ------------
                                                    6,438,013
                                                 ------------

                                     PAR
                                    (000)           VALUE
                                    -----           -----
BEVERAGES -- 0.3%
    Le-Natures, Inc.
      9.00%, 06/15/13 144A....    $      500     $    520,000
                                                 ------------
BROADCASTING -- 3.1%
    Clear Channel
      Communications, Inc.
      4.625%, 01/15/08........         1,500        1,574,391
    Liberty Media Corp.
      3.25%, 03/15/31.........         1,750        1,825,180
    Lin Television Corp.
      6.50%, 05/15/13 144A@...           375          375,938
    Sinclair Broadcast Group,
      Inc.
      4.875%, 01/15/11 144A
        [CVT].................         1,000        1,025,000
      8.75%, 12/15/11.........         1,250        1,381,250
    Susquehanna Media Co.
      7.375%, 04/15/13........           175          184,625
                                                 ------------
                                                    6,366,384
                                                 ------------
BUSINESS SERVICES -- 1.0%
    Iron Mountain, Inc.
      7.75%, 01/15/15.........         1,000        1,062,500
      6.625%, 01/01/16........         1,000          990,000
                                                 ------------
                                                    2,052,500
                                                 ------------
CABLE TELEVISION -- 3.9%
    Allbritton Communications
      7.75%, 12/15/12 144A....           500          518,750
      7.75%, 12/15/12.........         1,250        1,296,875
    Charter Communications
      Holdings LLC
      10.00%, 04/01/09........         2,000        1,520,000
    Comcast Corp.
      10.625%, 07/15/12.......           670          889,765
    Comcast U.K. Cable Corp.
      11.20%, 11/15/07
        [STEP]................         1,225        1,203,563
    CSC Holdings, Inc.
      8.125%, 08/15/09........         1,000        1,030,000
    Mediacom LLC
      8.50%, 04/15/08.........         1,500        1,522,499
                                                 ------------
                                                    7,981,452
                                                 ------------
CHEMICALS -- 2.5%
    Airgas, Inc.
      9.125%, 10/01/11........           350          393,750
    FMC Corp.
      10.25%, 11/01/09........           275          312,125
    Huntsman ICI Chemicals
      Corp.
      10.125%, 07/01/09.......           750          731,250
    IMC Global, Inc.
      11.25%, 06/01/11 144A...           800          836,000
      11.25%, 06/01/11........           900          940,500
    Lyondell Chemical Co.
      9.625%, 05/01/07........           750          742,500

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                     PAR
                                    (000)           VALUE
                                    -----           -----
    Solutia, Inc.
      6.72%, 10/15/37@........    $      500     $    402,500
    Texas Petrochemical Corp.
      11.125%, 07/01/06.......           500          142,500
    United Industries Corp.
      9.875%, 04/01/09 144A...           475          505,875
                                                 ------------
                                                    5,007,000
                                                 ------------
CLOTHING & APPAREL -- 0.8%
    Levi Strauss & Co.
      11.625%, 01/15/08@......           400          346,000
      12.25%, 12/15/12@.......           500          418,750
    Phillips Van-Heusen Corp.
      8.125%, 05/01/13 144A...           450          463,500
    Tommy Hilfiger USA, Inc.
      6.85%, 06/01/08.........           500          500,000
                                                 ------------
                                                    1,728,250
                                                 ------------
COMPUTER HARDWARE -- 0.4%
    Maxtor Corp.
      6.80%, 04/30/10 144A
        [CVT].................           260          300,300
    Seagate Technology HDD
      Holdings
      8.00%, 05/15/09.........           500          540,000
                                                 ------------
                                                      840,300
                                                 ------------
COMPUTER SERVICES & SOFTWARE -- 4.0%
    Affiliated Computer
      Services, Inc.
      3.50%, 02/15/06 [CVT]...           500          591,250
    BEA Systems, Inc.
      4.00%, 12/15/06.........         1,500        1,453,125
    Bisys Group, Inc.
      4.00%, 03/15/06.........         1,500        1,483,125
    Manugistics Group, Inc.
      5.00%, 11/01/07 [CVT]...           850          646,000
    Mentor Graphics Corp.
      6.875%, 06/15/07........         1,500        1,665,000
    Mercury Interactive Corp.
      4.75%, 07/01/07@........         1,000          991,250
    Unisys Corp.
      8.125%, 06/01/06........           750          806,250
    Wind River Systems, Inc.
      3.75%, 12/15/06.........           600          522,000
                                                 ------------
                                                    8,158,000
                                                 ------------
CONSTRUCTION -- 1.4%
    Beazer Homes USA, Inc.
      8.375%, 04/15/12........           500          556,250
    D.R. Horton, Inc.
      6.875%, 05/01/13........           500          528,750

                                     PAR
                                    (000)           VALUE
                                    -----           -----
    Lennar Corp.
      7.625%, 03/01/09........    $    1,000     $  1,187,622
    Schuler Homes, Inc.
      9.375%, 07/15/09........           500          567,500
                                                 ------------
                                                    2,840,122
                                                 ------------
CONSUMER PRODUCTS & SERVICES -- 0.4%
    JohnsonDiversey, Inc.
      9.625%, 05/15/12........           750          841,875
                                                 ------------
CONTAINERS & PACKAGING -- 3.1%
    AEP Industries, Inc.
      9.875%, 11/15/07........           500          462,500
    Bway Corp.
      10.00%, 10/15/10 144A...         1,250        1,275,000
    Graphic Packaging Corp.
      8.625%, 02/15/12........           750          768,750
    Jefferson Smurfit Corp.
      8.25%, 10/01/12.........         1,000        1,085,000
    Owens-Brockway Glass
      Container Corp.
      8.875%, 02/15/09........         1,250        1,362,500
      7.75%, 05/15/11 144A....           375          396,563
    Plastipak Holdings, Inc.
      10.75%, 09/01/11........           500          542,500
    Portola Packaging, Inc.
      10.75%, 10/01/05........           500          505,000
                                                 ------------
                                                    6,397,813
                                                 ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.6%
    L-3 Communications
      Holdings, Inc.
      4.00%, 09/15/11 [CVT]...         1,500        1,569,375
    RF Micro Devices, Inc.
      1.50%, 07/01/10 144A....           500          506,875
    Sanmina Corp.
      10.375%, 01/15/10
        144A..................         1,000        1,120,000
                                                 ------------
                                                    3,196,250
                                                 ------------
ENTERTAINMENT & LEISURE -- 6.4%
    AMC Entertainment, Inc.
      9.50%, 03/15/09.........           250          256,875
    Aztar Corp.
      8.875%, 05/15/07........         1,500        1,573,125
    Boyd Gaming Corp.
      8.75%, 04/15/12.........         1,500        1,650,000
    Cinemark USA, Inc.
      9.00%, 02/01/13 144A@...           500          547,500
    Hard Rock Hotel, Inc.
      8.875%, 06/01/13 144A...           400          420,000
    Isle of Capri Casinos,
      Inc.
      9.00%, 03/15/12.........         1,250        1,356,250
    Mandalay Resort Group
      9.375%, 02/15/10@.......         1,000        1,132,500
    Mohegan Tribal Gaming Co.
      8.75%, 01/01/09.........         1,500        1,605,000

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                     PAR
                                    (000)           VALUE
                                    -----           -----
    Park Place Entertainment
      Corp.
      9.375%, 02/15/07........    $    1,500     $  1,664,999
      7.50%, 09/01/09.........           350          385,875
    Royal Caribbean Cruises
      Ltd.
      8.00%, 05/15/10@........           220          228,250
    Six Flags, Inc.
      9.50%, 02/01/09.........           750          742,500
    Turning Stone Casino
      Resort Enterprise
      9.125%, 12/15/10 144A...           750          806,250
    Venetian Casino Resort LLC
      11.00%, 06/15/10........           500          567,500
                                                 ------------
                                                   12,936,624
                                                 ------------
ENVIRONMENTAL SERVICES -- 0.6%
    Allied Waste North America
      Co. Cl-B
      7.875%, 01/01/09........         1,200        1,248,000
                                                 ------------
FINANCIAL-BANK & TRUST -- 0.2%
    Wachovia Corp.
      6.605%, 10/01/25........           325          369,050
                                                 ------------
FINANCIAL SERVICES -- 2.2%
    Ahold Finance USA, Inc.
      8.25%, 07/15/10@........         1,000        1,030,000
    First Data Corp.
      2.00%, 08/06/03.........         1,500        1,680,000
    Ford Motor Credit Corp.
      7.25%, 10/25/11@........         1,500        1,544,505
    Worldspan L.P./ WS
      Financial Corp.
      9.625%, 06/15/11 144A...           175          182,000
                                                 ------------
                                                    4,436,505
                                                 ------------
FOOD -- 5.4%
    American Seafood Group LLC
      10.125%, 04/15/10.......           675          766,125
    B&G Foods, Inc.
      9.625%, 08/01/07........           750          778,125
    Corn Products
      International, Inc.
      8.45%, 08/15/09.........           500          572,500
    Dean Foods Co.
      6.625%, 05/15/09........           500          522,500
    Dole Foods Co.
      8.875%, 03/15/11 144A...           600          639,000
      7.875%, 07/15/13........         1,000        1,077,500
    Dominos, Inc.
      8.25%, 07/01/11 144A....           300          311,250
    General Mills, Inc.
      1.709%, 07/08/03 144A
        [ZCB].................           850          606,688

                                     PAR
                                    (000)           VALUE
                                    -----           -----
    Ingles Markets, Inc.
      8.875%, 12/01/11........    $    1,250     $  1,264,063
    Land O' Lakes, Inc.
      8.75%, 11/15/11.........           500          397,500
    Merisant Co.
      9.50%, 07/15/13 144A....           225          234,000
    Nestle Holding, Inc.......         1,500        1,665,899
      3.00%, 05/09/05
    Roundy's, Inc.
      8.875%, 06/15/12........           750          787,500
    Stater Brothers Holdings,
      Inc.
      10.75%, 08/15/06........         1,250        1,321,874
                                                 ------------
                                                   10,944,524
                                                 ------------
HEALTHCARE SERVICES -- 5.3%
    Ameripath, Inc.
      10.50%, 04/01/13 144A...           750          806,250
    Coventry Health Care, Inc.
      8.125%, 02/15/12........           500          545,000
    Extendicare Health
      Services, Inc.
      9.50%, 07/01/10@........         1,250        1,309,375
    HEALTHSOUTH Corp.
      8.375%, 10/01/11++++@...           760          600,400
    Iasis Healthcare Corp.
      8.50%, 10/15/09 144A....           600          609,000
    Lifepoint Hospital
      Holdings, Inc.
      4.50%, 06/01/09.........         2,000        1,942,500
    Pacificare Health Systems,
      Inc.
      10.75%, 06/01/09........         1,000        1,152,500
    Tenet Healthcare Corp.
      7.375%, 02/01/13........           750          727,500
    Triad Hospitals, Inc.
      8.75%, 05/01/09.........           530          575,050
    UnitedHealth Group, Inc.
      4.875%, 04/01/13........         1,000        1,048,961
    Universal Health Services,
      Inc.
      0.426%, 06/23/06
        [CVT].................         2,500        1,484,375
                                                 ------------
                                                   10,800,911
                                                 ------------
HOTELS & MOTELS -- 0.9%
    Felcor Lodging L.P.
      8.50%, 06/01/11.........           700          708,750
    Hilton Hotels Corp.
      8.25%, 02/15/11.........         1,000        1,122,500
                                                 ------------
                                                    1,831,250
                                                 ------------

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                     PAR
                                    (000)           VALUE
                                    -----           -----
INDUSTRIAL PRODUCTS -- 1.8%
    Dresser, Inc.
      9.375%, 04/15/11........    $    1,375     $  1,430,000
    EDO Corp.
      5.25%, 04/15/07.........           500          505,000
    Four M Corp. Cl-B
      12.00%, 06/01/06........           350          353,500
    Interface, Inc.
      9.50%, 11/15/05.........           750          641,250
    Jacuzzi Brands, Inc.
      9.625%, 07/01/10 144A...           750          750,000
                                                 ------------
                                                    3,679,750
                                                 ------------
MACHINERY & EQUIPMENT -- 1.1%
    Cummins, Inc.
      9.50%, 12/01/10 144A@...         1,250        1,412,500
    JLG Industries, Inc.
      8.25%, 05/01/08 144A....           750          765,000
                                                 ------------
                                                    2,177,500
                                                 ------------
MEDICAL SUPPLIES & EQUIPMENT -- 3.6%
    Allergan, Inc.
      0.833%, 11/06/07
        [ZCB].................           750          732,188
    Hanger Orthopedic Group,
      Inc.
      10.375%, 02/15/09.......           500          555,000
    Medex, Inc.
      8.875%, 05/15/13 144A...         2,500        2,612,500
    Medtronic, Inc.
      1.25%, 07/08/03.........         1,000        1,042,500
    PerkinElmer, Inc.
      8.875%, 01/15/13........         1,500        1,635,000
    Prime Medical Services,
      Inc.
      8.75%, 04/01/08.........           750          708,750
                                                 ------------
                                                    7,285,938
                                                 ------------
METALS & MINING -- 0.9%
    Armco, Inc.
      9.00%, 09/15/07.........         1,000          885,000
    Century Aluminum Co.
      11.75%, 04/15/08........           500          512,500
    Oregon Steel Mills, Inc.
      10.00%, 07/15/09........           465          420,825
                                                 ------------
                                                    1,818,325
                                                 ------------
OIL & GAS -- 6.7%
    Chesapeake Energy Corp.
      8.50%, 03/15/12.........           500          531,250
    Dynegy Holdings, Inc.
      8.125%, 03/15/05@.......         1,000          977,500
    El Paso Production Holding
      Corp.
      7.75%, 06/01/13 144A....           750          757,500
    Forest Oil Corp.
      8.00%, 06/15/08.........           350          376,250
    Hanover Compressor Co.
      4.75%, 03/15/08.........         1,500        1,351,874

                                     PAR
                                    (000)           VALUE
                                    -----           -----
    Houston Exploration Co
      7.00%, 06/15/13 144A....    $      250     $    259,375
    KCS Energy, Inc.
      8.875%, 01/15/06........           200          190,000
    Kerr-McGee Corp.
      5.25%, 02/15/10.........         1,100        1,182,499
    Key Energy Services, Inc.
      8.375%, 03/01/08........           500          545,000
      6.375%, 05/01/13........           175          178,500
    Lomak Petroleum Corp.
      8.75%, 01/15/07.........           200          204,500
    Magnum Hunter Resources,
      Inc.
      9.60%, 03/15/12.........         1,000        1,110,000
    Northwest Pipeline Corp.
      8.125%, 03/01/10........           500          540,000
    Parker Drilling Co.
      5.50%, 08/01/04@........           440          441,650
      10.125%, 11/15/09.......           500          542,500
    PSEG Energy Holdings, Inc.
      8.50%, 06/15/11.........           500          538,439
    Semco Energy, Inc.
      7.125%, 05/15/08 144A...           350          365,750
    Sonat, Inc.
      6.875%, 06/01/05@.......           750          738,750
      7.625%, 07/15/11........         1,000          915,000
    Stone Energy Corp.
      8.25%, 12/15/11.........           200          212,000
    Williams Companies, Inc.
      9.25%, 03/15/04.........         1,000        1,030,000
      8.625%, 06/01/10........           500          525,000
    XTO Energy, Inc.
      6.25%, 04/15/13 144A....           165          176,138
                                                 ------------
                                                   13,689,475
                                                 ------------
PAPER & FOREST PRODUCTS -- 1.5%
    Buckeye Technologies, Inc.
      8.00%, 10/15/10.........         1,250        1,175,000
    Georgia-Pacific Corp.
      8.25%, 03/01/23.........         1,100        1,001,000
    Longview Fibre Co.
      10.00%, 01/15/09........           500          557,500
    Stone Container Corp.
      9.25%, 02/01/08.........           250          273,750
                                                 ------------
                                                    3,007,250
                                                 ------------
PHARMACEUTICALS -- 1.9%
    Abgenix
      3.50%, 03/15/07.........         1,000          837,500
    Alpharma, Inc.
      8.625%, 05/01/11 144A...         1,075        1,139,500
    Cell Therapeutics, Inc.
      5.75%, 06/15/08.........            88          105,710

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                     PAR
                                    (000)           VALUE
                                    -----           -----
    Enzon, Inc.
      4.50%, 07/01/08.........    $    1,000     $    825,000
    Teva Pharmaceuticals
      Financial
      0.375%, 11/18/07........           700          985,250
                                                 ------------
                                                    3,892,960
                                                 ------------
PRINTING & PUBLISHING -- 1.8%
    American Color Graphics
      10.00%, 06/15/10 144A...           800          800,000
    Houghton Mifflin Co.
      8.25%, 02/01/11 144A....         1,600        1,696,000
    Primedia
      8.875%, 05/15/11........         1,100        1,174,250
                                                 ------------
                                                    3,670,250
                                                 ------------
REAL ESTATE -- 1.5%
    HMH Properties, Inc. Cl-B
      7.875%, 08/01/08........           750          766,875
    Host Marriott L.P.
      9.25%, 10/01/07
        [REIT]................         1,000        1,080,000
    Senior Housing Properties
      Trust
      7.875%, 04/15/15
        [REIT]................           350          358,750
    William Lyon Homes, Inc.
      10.75%, 04/01/13........           750          800,625
                                                 ------------
                                                    3,006,250
                                                 ------------
RETAIL & MERCHANDISING -- 3.9%
    Cole National Group
      8.875%, 05/15/12........           750          725,625
    Costco Wholesale Corp.
      1.878%, 08/19/17
        [ZCB].................           600          503,250
    Dillards, Inc.
      6.30%, 02/15/08.........         1,000          962,500
    Penny, (J.C.) Co., Inc.
      6.875%, 10/15/15........         1,000          940,600
      7.95%, 04/01/17.........         1,275        1,268,625
    Remington Arms Co., Inc.
      10.50%, 02/01/11 144A...           750          772,500
    Rite Aid Corp.
      8.125%, 05/01/10 144A...         1,500        1,575,000
    Saks, Inc.
      9.875%, 10/01/11........         1,000        1,130,000
                                                 ------------
                                                    7,878,100
                                                 ------------
SEMICONDUCTORS -- 0.2%
    Lam Research Corp.
      4.00%, 06/01/06.........           500          488,125
                                                 ------------
TELECOMMUNICATIONS -- 10.1%
    Alamosa Delaware, Inc.
      13.625%, 08/15/11.......         1,150          971,750
    Block Communications, Inc.
      9.25%, 04/15/09.........         1,000        1,085,000

                                     PAR
                                    (000)           VALUE
                                    -----           -----
    Centennial Cellular
      Operating Co.
      10.125%, 06/15/13
        144A..................    $      365     $    363,175
    Corning, Inc.
      7.00%, 03/15/07.........           500          503,125
      3.50%, 11/01/08 [CVT]...         1,400        1,510,250
    Crown Castle International
      Corp. Ltd.
      10.75%, 08/01/11........           250          273,750
    DIRECTV Holdings LLC
      8.375%, 03/15/13 144A...         1,000        1,122,500
    Dobson Communications
      Corp.
      10.875%, 07/01/10@......           500          542,500
    Echostar DBS Corp.
      9.125%, 01/15/09........         1,500        1,683,750
    Insight Communications
      Co., Inc.
      11.348%, 02/15/11
        [STEP]................         1,750        1,461,250
    Level 3 Communications,
      Inc.
      11.25%, 03/15/10@.......         1,000          950,000
    Nextel Communications,
      Inc.
      12.00%, 11/01/08@.......         1,000        1,080,000
      5.25%, 01/15/10.........         1,000          945,000
      9.50%, 02/01/11.........         1,000        1,112,500
    Nextel Partners, Inc.
      8.125%, 07/01/11 144A...           350          348,250
    Qwest Capital Funding,
      Inc.
      5.875%, 08/03/04........           300          288,750
    Qwest Communications
      International, Inc.
      7.50%, 11/01/08.........           250          232,500
    Qwest Services Corp.
      13.50%, 12/15/10 144A...         1,500        1,702,500
    Rural Cellular Corp.
      9.75%, 01/15/10.........         2,000        1,780,000
    Tritel PCS, Inc.
      10.375%, 01/15/11.......           325          400,563
    Triton PCS, Inc.
      11.00%, 05/01/08 [STEP]@
        ......................         2,000        2,129,999
                                                 ------------
                                                   20,487,112
                                                 ------------
TRANSPORTATION -- 0.5%
    Avis Group Holdings, Inc.
      11.00%, 05/01/09........           500          562,500
    Offshore Logistics Inc.
      6.125%, 06/15/13 144A...           450          454,500
                                                 ------------
                                                    1,017,000
                                                 ------------
UTILITIES -- 3.0%
    AES Corp.
      8.75%, 05/15/13 144A....         1,000        1,045,000
    Calpine Corp.
      7.875%, 04/01/08........           500          385,000
      8.50%, 02/15/11@........         1,800        1,359,000

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                     PAR
                                    (000)           VALUE
                                    -----           -----
    Kansas City Power & Light
      Co.
      7.125%, 12/15/05........    $      300     $    334,132
    Nevada Power Co.
      8.25%, 06/01/11.........            85           89,675
    PPL Energy Supply LLC
      6.40%, 11/01/11@........           500          556,159
    Reliant Resources, Inc.
      9.50%, 07/15/13 144A....           550          556,188
    Teco Energy, Inc.
      7.50%, 06/15/10.........         1,500        1,537,500
    Virginia Electric & Power
      Co.
      7.00%, 01/01/24.........           300          314,696
                                                 ------------
                                                    6,177,350
                                                 ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $172,612,441).........                    180,250,209
                                                 ------------
                                    SHARES
                                    ------
PREFERRED STOCK -- 5.4%
AEROSPACE -- 0.3%
    Raytheon Co.
      8.25%* [CVT]@...........        10,500          601,020
                                                 ------------
BROADCASTING -- 0.6%
    Sinclair Broadcast Group,
      Inc. 6.00% [CVT]........        25,000        1,125,000
                                                 ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 0.1%
    Electronic Data Systems
      Corp. 7.625%* [CVT].....         7,000          154,350
                                                 ------------
ENTERTAINMENT & LEISURE -- 0.1%
    Six Flags, Inc.
      7.25%* [CVT]............         8,000          157,600
                                                 ------------
FINANCIAL-BANK & TRUST -- 0.3%
    Union Pacific Capital
      Trust 6.25%* [CVT]......        12,495          629,436
                                                 ------------
FINANCIAL SERVICES -- 0.3%
    Ford Motor Co. Capital
      Trust II
      6.50%* [CVT]............         6,000          260,700
    Washington Mutual, Inc.
      5.375% [CVT]............         7,500          444,375
                                                 ------------
                                                      705,075
                                                 ------------
INSURANCE -- 0.6%
    Anthem, Inc.
      6.00% [CVT].............        14,000        1,310,120
                                                 ------------
LUMBER & WOOD PRODUCTS -- 0.4%
    Temple-Inland, Inc.
      7.50%* [CVT]............        20,000          889,000
                                                 ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.2%
    Baxter International, Inc.
      7.00%* [CVT]............        10,000          490,200
                                                 ------------

                                    SHARES          VALUE
                                    ------          -----
METALS & MINING -- 0.5%
    Phelps Dodge Corp.
      6.75%* [CVT]............        10,000     $    990,000
                                                 ------------
OIL & GAS -- 0.3%
    Cheasapeake Energy Corp.
      6% [CVT] 144A*..........        10,800          676,350
                                                 ------------
PHARMACEUTICALS -- 0.4%
    Omnicare Inc.
      4.00% [CVT]*............        15,000          822,000
                                                 ------------
TELECOMMUNICATIONS -- 0.1%
    Sprint Corp.
      7.125% [CVT]............        20,000          159,000
                                                 ------------
UTILITIES -- 1.2%
    Dominion Resources, Inc.
      9.50% [CVT].............        25,000        1,474,000
    FPL Group, INC.
      8.00% [CVT]*............        15,000          865,500
                                                 ------------
                                                    2,339,500
                                                 ------------
TOTAL PREFERRED STOCK
  (Cost $10,498,220)..........                     11,048,651
                                                 ------------
                                     PAR
                                    (000)
                                    -----
FOREIGN BONDS -- 4.3%
BROADCASTING -- 0.7%
    TV Azteca SA de CV
      Cl-B -- (MXP)
      10.50%, 02/15/07........    $      575          570,688
    Vivendi Universal SA --
      (FRF)
      9.25%, 04/15/10 144A....           750          873,750
                                                 ------------
                                                    1,444,438
                                                 ------------
CHEMICALS -- 0.5%
    Rhodia SA -- (FRF)
      8.875%, 06/01/11 144A...         1,000        1,040,000
                                                 ------------
METALS & MINING -- 0.3%
    Euramax International
      PLC -- (GBP)
      11.25%, 10/01/06........           500          517,500
                                                 ------------
PAPER & FOREST PRODUCTS -- 1.2%
    MDP Acquisitions PLC --
      (IEP)
      9.625%, 10/01/12........           750          832,500
    Tembec Industries, Inc. --
      (CAD)
      7.75%, 03/15/12.........         1,500        1,462,500
                                                 ------------
                                                    2,295,000
                                                 ------------
PHARMACEUTICALS -- 0.5%
    Biovail Corp. -- (CAD)
      7.875%, 04/01/10........         1,050        1,118,250
                                                 ------------

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                     PAR
                                    (000)           VALUE
                                    -----           -----
SEMICONDUCTORS -- 0.8%
    ASML Holding
      N.V. -- (NLG)
      5.75%, 10/15/06.........    $      700     $    714,875
    STMicroelectronics N.V. --
      (NLG)
      2.43%, 09/22/04
        [STEP]@...............         1,000          882,500
                                                 ------------
                                                    1,597,375
                                                 ------------
TELECOMMUNICATIONS -- 0.3%
    Nortel Networks Ltd. --
      (CAD)
      6.125%, 02/15/06........           700          682,500
                                                 ------------
TOTAL FOREIGN BONDS
  (Cost $8,351,517)...........                      8,695,063
                                                 ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.1%
    Federal National Mortgage Assoc.
      7.00%, 12/01/30-03/01/32
    (Cost $2,162,645).........         2,128        2,240,551
                                                 ------------
                                    SHARES
                                    ------
COMMON STOCK -- 0.0%
COMPUTER HARDWARE -- 0.0%
    McDATA Corp. Cl-A*........           110            1,614
                                                 ------------
COMPUTER SERVICES &
  SOFTWARE -- 0.0%
    EMC Corp.*................         3,000           31,410
                                                 ------------
TOTAL COMMON STOCK
  (Cost $126,604).............                         33,024
                                                 ------------
                                     PAR
                                    (000)
                                    -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 14.2%
CERTIFICATES OF DEPOSIT -- 2.5%
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03.........    $    2,788        2,788,173
    Svenska Handelsbanken
      1.44%, 07/01/03.........         1,761        1,760,951
    UBS Warburg
      1.38%, 07/01/03.........           609          608,992
                                                 ------------
                                                    5,158,116
                                                 ------------


                                     PAR
                                    (000)           VALUE
                                    -----           -----
COMMERCIAL PAPER -- 0.7%
    Crown Point Capital Co.
      1.25%, 07/14/03.........    $    1,488     $  1,490,758
                                                 ------------
                                    SHARES
                                    ------
NON-REGISTERED INVESTMENT COMPANIES -- 10.6%
    Institutional Money Market
      Trust...................    21,554,872       21,554,872
                                                 ------------
                                     PAR
                                    (000)
                                    -----
REPURCHASE AGREEMENTS -- 0.4%
    UBS AG
      1.00%, dated 06/30/03,
      maturing 07/01/03,
      repurchase price
      $733,750 (Collateralized
      by U.S. Treasury Notes,
      3.25%, par value
      $740,080, market value
      $748,470 due
      12/31/03)...............    $      734          733,729
                                                 ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $28,937,475)..........                     28,937,475
                                                 ------------
TOTAL INVESTMENTS -- 113.7%
  (Cost $222,688,902).........                    231,204,973
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (13.7%)...........                    (27,790,526)
                                                 ------------
NET ASSETS -- 100.0%..........                   $203,414,447
                                                 ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST ALLIANCE/BERNSTEIN GROWTH + VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
COMMON STOCK -- 94.0%
AUTOMOTIVE PARTS -- 0.5%
    Genuine Parts Co.................      7,000   $    224,070
                                                   ------------
BEVERAGES -- 0.7%
    Anheuser-Busch Companies, Inc....      6,000        306,300
                                                   ------------
CABLE TELEVISION -- 2.8%
    Comcast Corp. Special Cl-A*@.....     43,700      1,259,871
                                                   ------------
CHEMICALS -- 2.1%
    Dow Chemical Co.@................      6,200        191,952
    DuPont, (E.I.) de Nemours &
      Co.............................     11,900        495,516
    Eastman Chemical Co..............      8,725        276,321
                                                   ------------
                                                        963,789
                                                   ------------
CLOTHING & APPAREL -- 0.1%
    VF Corp..........................        850         28,875
                                                   ------------
COMPUTER HARDWARE -- 4.4%
    Dell Computer Corp.*.............     28,000        894,880
    Hewlett-Packard Co...............     52,750      1,123,575
                                                   ------------
                                                      2,018,455
                                                   ------------
COMPUTER SERVICES & SOFTWARE -- 4.5%
    Cisco Systems, Inc.*.............     38,000        634,220
    Microsoft Corp...................     55,900      1,431,599
                                                   ------------
                                                      2,065,819
                                                   ------------
CONGLOMERATES -- 0.6%
    Altria Group, Inc................      6,150        279,456
                                                   ------------
CONSUMER PRODUCTS & SERVICES -- 2.8%
    Johnson & Johnson................     13,900        718,630
    Procter & Gamble Co..............      2,600        231,868
    Whirlpool Corp.@.................      4,900        312,130
                                                   ------------
                                                      1,262,628
                                                   ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.7%
    Cooper Industries Ltd. Cl-A......      5,400        223,020
    General Electric Co..............     30,200        866,136
    Solectron Corp.*.................     38,997        145,849
                                                   ------------
                                                      1,235,005
                                                   ------------
ENTERTAINMENT & LEISURE -- 2.8%
    Viacom, Inc. Cl-B*...............     29,000      1,266,140
                                                   ------------
FINANCIAL-BANK & TRUST -- 7.0%
    Bank of America Corp.............     14,200      1,122,226
    FleetBoston Financial Corp.......     18,025        535,523
    National City Corp...............     21,000        686,910
    Regions Financial Corp...........      8,150        275,307
    Wachovia Corp....................     14,650        585,414
                                                   ------------
                                                      3,205,380
                                                   ------------
FINANCIAL SERVICES -- 12.9%
    Citigroup, Inc...................     29,600      1,266,879
    Fannie Mae@......................     17,500      1,180,200
    Golden West Financial Corp.@.....      3,500        280,035
    Goldman Sachs Group, Inc.@.......      6,400        536,000

                                        SHARES        VALUE
                                        ------        -----
    Lehman Brothers Holdings, Inc....      7,200   $    478,656
    MBNA Corp........................     59,100      1,231,644
    Washington Mutual, Inc...........     21,525        888,983
                                                   ------------
                                                      5,862,397
                                                   ------------
FOOD -- 1.3%
    Safeway, Inc.*...................     28,275        578,507
                                                   ------------
HEALTHCARE SERVICES -- 2.6%
    UnitedHealth Group, Inc.@........     24,000      1,206,000
                                                   ------------
INSURANCE -- 7.2%
    Aetna, Inc.......................      4,950        297,990
    American International Group,
      Inc.@..........................     17,100        943,578
    Chubb Corp.@.....................     10,400        624,000
    MetLife, Inc.....................     33,400        945,887
    Torchmark Corp...................      1,200         44,700
    Travelers Property Casualty Corp.
      Cl-A...........................     27,600        438,840
                                                   ------------
                                                      3,294,995
                                                   ------------
MEDICAL SUPPLIES & EQUIPMENT -- 4.5%
    Amgen, Inc.*.....................     17,300      1,149,412
    Medtronic, Inc.@.................     19,200        921,024
                                                   ------------
                                                      2,070,436
                                                   ------------
OIL & GAS -- 3.8%
    ConocoPhillips...................     20,200      1,106,960
    Occidental Petroleum Corp........     13,400        449,570
    Valero Energy Corp...............      5,000        181,650
                                                   ------------
                                                      1,738,180
                                                   ------------
PAPER & FOREST PRODUCTS -- 2.2%
    Georgia-Pacific Corp.............     15,150        287,093
    MeadWestvaco Corp................     14,600        360,620
    Smurfit-Stone Container
      Corp.*@........................     25,600        333,568
                                                   ------------
                                                        981,281
                                                   ------------
PHARMACEUTICALS -- 5.4%
    Cardinal Health, Inc.@...........     10,700        688,010
    GlaxoSmithKline PLC [ADR]........     10,700        433,778
    Pfizer, Inc......................     39,700      1,355,755
                                                   ------------
                                                      2,477,543
                                                   ------------
RAILROADS -- 4.1%
    Burlington Northern Santa Fe
      Corp...........................     19,000        540,360
    CSX Corp.........................     18,900        568,701
    Norfolk Southern Corp............     38,600        741,120
                                                   ------------
                                                      1,850,181
                                                   ------------
RETAIL & MERCHANDISING -- 8.6%
    Federated Department Stores,
      Inc............................      9,200        339,020
    Kohl's Corp.*@...................     21,200      1,089,255
    Lowe's Companies, Inc.@..........     13,000        558,350
    May Department Stores Co.........      6,350        141,351
    Sears, Roebuck & Co.@............      8,100        272,484

AST ALLIANCE/BERNSTEIN GROWTH + VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES        VALUE
                                        ------        -----
    Wal-Mart Stores, Inc.............     19,200   $  1,030,464
    Walgreen Co......................     15,600        469,560
                                                   ------------
                                                      3,900,484
                                                   ------------
SEMICONDUCTORS -- 2.0%
    Intel Corp.@.....................     44,000        914,496
                                                   ------------
TELECOMMUNICATIONS -- 4.9%
    Corning, Inc.*@..................     44,300        327,377
    Nokia Corp. Cl-A [ADR]...........     40,100        658,843
    Nortel Networks Corp.*@..........    109,800        296,460
    Qwest Communications
      International, Inc.*...........     76,500        365,670
    Sprint Corp.@....................     22,000        316,800
    Sprint Corp. (PCS Group)*........     14,600         83,950
    Tellabs, Inc.*...................     30,700        201,699
                                                   ------------
                                                      2,250,799
                                                   ------------
UTILITIES -- 3.5%
    American Electric Power Co.,
      Inc.@..........................     15,600        465,348
    Cinergy Corp.@...................     12,000        441,480
    PPL Corp.@.......................      7,900        339,700
    Sempra Energy....................     12,500        356,625
                                                   ------------
                                                      1,603,153
                                                   ------------
TOTAL COMMON STOCK
  (Cost $42,842,466).................                42,844,240
                                                   ------------
FOREIGN STOCK -- 1.1%
AUTOMOTIVE PARTS
    Magna International, Inc. Cl-
      A -- (CAD)
      (Cost $488,516)................      7,700        517,979
                                                   ------------
SHORT-TERM INVESTMENTS -- 4.4%
REGISTERED INVESTMENT COMPANIES
    Temporary Investment Cash Fund...  1,003,657      1,003,657
    Temporary Investment Fund........  1,003,657      1,003,657
                                                   ------------
    (Cost $2,007,314)................                 2,007,314
                                                   ------------
                                          PAR
                                         (000)
                                         -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 30.3%
CERTIFICATES OF DEPOSIT -- 26.3%
    American Express Centurion
      1.42%, 12/12/03 [FRN]..........  $     339        338,706
    American Express Credit Corp.
      1.29%, 05/13/04 [FRN]..........      1,266      1,265,757
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]...........      1,726      1,726,273

                                          PAR
                                         (000)        VALUE
                                         -----        -----
    Canadian Imperial Bank Corp.
      1.28%, 05/28/04................  $     277   $    277,389
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN]..........        810        809,687
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03................        130        130,474
      1.38%, 07/07/03................        337        337,230
      1.26%, 07/28/03................      1,907      1,906,748
    Morgan Stanley
      1.33%, 07/16/03 [FRN]..........        475        474,617
      1.33%, 11/07/03 [FRN]..........      2,005      2,004,710
      1.36%, 01/12/04 [FRN]..........      1,159      1,159,469
      1.33%, 03/12/04 [FRN]..........      1,019      1,019,029
    Svenska Handelsbanken
      1.44%, 07/01/03................         82         82,405
    UBS Warburg
      1.38%, 07/01/03................        483        483,276
                                                   ------------
                                                     12,015,770
                                                   ------------
COMMERCIAL PAPER -- 1.0%
    Dakota Credit Card Issuance Trust
      Certificate
      1.03%, 08/14/03................        445        445,809
                                                   ------------
                                        SHARES
                                        ------
NON-REGISTERED INVESTMENT COMPANIES -- 2.9%
    Institutional Money Market
      Trust..........................  1,338,672      1,338,672
                                                   ------------
                                          PAR
                                         (000)
                                         -----
REPURCHASE AGREEMENTS -- 0.1%
    UBS AG
      1.00%, dated 06/30/03, maturing
      07/01/03, repurchase price
      $34,336 (Collateralized by U.S.
      Treasury Notes, 3.25%, par
      value $34,632, market value
      $35,025 due 12/31/03)..........  $      34         34,335
                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $13,834,586).................                13,834,586
                                                   ------------
TOTAL INVESTMENTS -- 129.8%
  (Cost $59,172,882).................                59,204,119
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (29.8%)..................               (13,590,965)
                                                   ------------
NET ASSETS -- 100.0%.................              $ 45,613,154
                                                   ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST SANFORD BERNSTEIN CORE VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
COMMON STOCK -- 102.2%
AEROSPACE -- 0.1%
    Goodrich Corp....................       8,400   $    176,400
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.3%
    PACCAR, Inc......................       6,100        412,116
                                                    ------------
AUTOMOTIVE PARTS -- 2.1%
    Autoliv, Inc.....................      46,100      1,248,388
    Delphi Corp......................      26,800        231,284
    Genuine Parts Co.................      18,500        592,185
    Lear Corp.*......................      18,000        828,360
                                                    ------------
                                                       2,900,217
                                                    ------------
BROADCASTING -- 0.4%
    Liberty Media Corp. Cl-A*........      46,800        541,008
                                                    ------------
BUILDING MATERIALS -- 0.6%
    Martin Marietta Materials,
      Inc............................       9,000        302,490
    The Sherwin-Williams Co..........      19,350        520,128
                                                    ------------
                                                         822,618
                                                    ------------
BUSINESS SERVICES -- 0.6%
    Deluxe Corp......................      18,100        810,880
                                                    ------------
CABLE TELEVISION -- 1.5%
    Comcast Corp. Cl-A*@.............      70,424      2,125,396
                                                    ------------
CHEMICALS -- 4.1%
    Ashland, Inc.....................      22,900        702,572
    Cabot Corp.......................      21,900        628,530
    Dow Chemical Co..................       4,700        145,512
    DuPont, (E.I.) de Nemours &
      Co.@...........................      31,900      1,328,316
    Eastman Chemical Co..............      16,500        522,555
    FMC Corp.*.......................      11,300        255,719
    Lubrizol Corp....................      10,775        333,917
    Lyondell Chemical Co.@...........      55,300        748,209
    PPG Industries, Inc..............      20,200      1,024,948
                                                    ------------
                                                       5,690,278
                                                    ------------
CLOTHING & APPAREL -- 1.1%
    Liz Claiborne, Inc...............      21,750        766,688
    VF Corp..........................      23,100        784,707
                                                    ------------
                                                       1,551,395
                                                    ------------
COMPUTER HARDWARE -- 3.0%
    Hewlett-Packard Co...............     131,024      2,790,811
    International Business Machines
      Corp...........................      16,400      1,353,000
                                                    ------------
                                                       4,143,811
                                                    ------------
COMPUTER SERVICES & SOFTWARE -- 0.4%
    Ingram Micro, Inc. Cl-A*.........      26,500        291,500
    Tech Data Corp.*.................       8,050        215,016
                                                    ------------
                                                         506,516
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
CONGLOMERATES -- 2.4%
    Altria Group, Inc................      60,400   $  2,744,576
    Tyco International Ltd.@.........      31,900        605,462
                                                    ------------
                                                       3,350,038
                                                    ------------
CONSTRUCTION -- 0.7%
    Centex Corp......................       5,300        412,287
    KB Home..........................       8,200        508,236
                                                    ------------
                                                         920,523
                                                    ------------
CONSUMER PRODUCTS & SERVICES -- 1.6%
    Energizer Holdings, Inc.*........      12,700        398,780
    Procter & Gamble Co..............       6,500        579,670
    UST, Inc.........................      27,800        973,834
    Whirlpool Corp...................       4,625        294,613
                                                    ------------
                                                       2,246,897
                                                    ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.2%
    Arrow Electronics, Inc.*.........       1,750         26,670
    Avnet, Inc.*.....................       3,400         43,112
    Cooper Industries Ltd. Cl-A......      16,900        697,970
    Hubbell, Inc. Cl-B...............      14,500        479,950
    Parker-Hannifin Corp.............      11,900        499,681
    Sanmina-SCI Corp.*...............      69,900        441,069
    Solectron Corp.*.................     156,525        585,404
    Thomas & Betts Corp.*............      24,800        358,360
                                                    ------------
                                                       3,132,216
                                                    ------------
ENTERTAINMENT & LEISURE -- 1.2%
    AOL Time Warner, Inc.*@..........      57,500        925,175
    Disney, (Walt) Co................      11,900        235,025
    Viacom, Inc. Cl-B*@..............      13,000        567,580
                                                    ------------
                                                       1,727,780
                                                    ------------
FINANCIAL-BANK & TRUST -- 14.8%
    AmSouth Bancorp..................      36,225        791,154
    Astoria Financial Corp.@.........      13,200        368,676
    Bank of America Corp.............      56,650      4,477,049
    Bank One Corp....................      49,100      1,825,538
    Comerica, Inc.@..................      16,000        744,000
    FleetBoston Financial Corp.......      56,975      1,692,727
    Huntington Bancshares, Inc.@.....      38,500        751,520
    National City Corp...............      44,650      1,460,502
    Regions Financial Corp...........      28,925        977,087
    SunTrust Banks, Inc..............      10,200        605,268
    U.S. Bancorp.....................     124,400      3,047,799
    Wachovia Corp....................      56,200      2,245,752
    Wells Fargo & Co.................      33,700      1,698,480
                                                    ------------
                                                      20,685,552
                                                    ------------
FINANCIAL SERVICES -- 15.1%
    Bear Stearns Companies, Inc.@....      11,100        803,862
    Citigroup, Inc...................     157,300      6,732,439
    Countrywide Financial Corp.......       7,400        514,818
    Fannie Mae.......................      11,100        748,584
    Freddie Mac......................      28,700      1,457,099

AST SANFORD BERNSTEIN CORE VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
    Golden West Financial Corp.......      14,000   $  1,120,140
    Goldman Sachs Group, Inc.@.......      12,400      1,038,500
    J.P. Morgan Chase & Co...........      41,800      1,428,724
    John Hancock Financial Services,
      Inc............................      25,700        789,761
    KeyCorp..........................      43,475      1,098,613
    Lehman Brothers Holdings,
      Inc.@..........................      20,500      1,362,840
    Merrill Lynch & Co., Inc.........      14,500        676,860
    Morgan Stanley...................      29,900      1,278,225
    Washington Mutual, Inc.@.........      48,775      2,014,408
                                                    ------------
                                                      21,064,873
                                                    ------------
FOOD -- 2.2%
    Archer Daniels Midland Co........      10,200        131,274
    ConAgra Foods, Inc...............      33,400        788,240
    Safeway, Inc.*...................      61,100      1,250,106
    Sara Lee Corp....................      46,800        880,308
    SUPERVALU, Inc...................       1,625         34,645
                                                    ------------
                                                       3,084,573
                                                    ------------
FURNITURE -- 0.5%
    Leggett & Platt, Inc.............      32,525        666,763
                                                    ------------
HEALTHCARE SERVICES -- 0.4%
    Oxford Health Plans, Inc.*.......      14,700        617,841
                                                    ------------
INDUSTRIAL PRODUCTS -- 0.1%
    Crane Co.........................       8,600        194,618
                                                    ------------
INSURANCE -- 7.7%
    ACE Ltd..........................      15,100        517,779
    Aetna, Inc.......................       8,175        492,135
    Allstate Corp....................      38,900      1,386,786
    American International Group,
      Inc.@..........................      22,400      1,236,032
    AON Corp.@.......................      21,300        512,904
    Chubb Corp.......................      14,100        846,000
    CIGNA Corp.......................      14,900        699,406
    Jefferson-Pilot Corp.............      12,900        534,834
    MetLife, Inc.....................      34,225        969,252
    MGIC Investment Corp.............       5,100        237,864
    PartnerRe Ltd....................       7,200        367,992
    RenaissanceRe Holdings Ltd.......       6,300        286,776
    St. Paul Companies, Inc.@........      17,500        638,925
    The Hartford Financial Services
      Group, Inc.@...................      12,600        634,536
    Torchmark Corp...................       2,225         82,881
    Travelers Property Casualty Corp.
      Cl-A@..........................      54,527        866,979
    Travelers Property Casualty Corp.
      CL-B...........................       7,864        124,015
    XL Capital Ltd. Cl-A.............       3,400        282,200
                                                    ------------
                                                      10,717,296
                                                    ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.5%
    Abbott Laboratories..............      17,200        752,672
                                                    ------------

                                         SHARES        VALUE
                                         ------        -----
OIL & GAS -- 9.6%
    ChevronTexaco Corp.@.............      23,000   $  1,660,600
    ConocoPhillips...................      35,943      1,969,676
    Exxon Mobil Corp.................     183,700      6,596,667
    Marathon Oil Corp................      42,400      1,117,240
    Occidental Petroleum Corp........      37,300      1,251,415
    Valero Energy Corp...............      22,700        824,691
                                                    ------------
                                                      13,420,289
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.6%
    Georgia-Pacific Corp.@...........      35,025        663,724
    Smurfit-Stone Container
      Corp.*@........................      13,875        180,791
                                                    ------------
                                                         844,515
                                                    ------------
PHARMACEUTICALS -- 4.4%
    Bristol-Meyers Squibb Co.........      40,000      1,086,000
    GlaxoSmithKline PLC [ADR]........      17,300        701,342
    Merck & Co., Inc.................      52,400      3,172,820
    Schering-Plough Corp.............      63,800      1,186,680
                                                    ------------
                                                       6,146,842
                                                    ------------
RAILROADS -- 2.6%
    Burlington Northern Santa Fe
      Corp...........................      38,775      1,102,761
    CSX Corp.........................      44,400      1,335,996
    Norfolk Southern Corp............      64,450      1,237,440
                                                    ------------
                                                       3,676,197
                                                    ------------
RESTAURANTS -- 0.1%
    McDonald's Corp..................       6,500        143,390
                                                    ------------
RETAIL & MERCHANDISING -- 2.3%
    Federated Department Stores,
      Inc............................      26,175        964,549
    May Department Stores Co.@.......      30,425        677,261
    Office Depot, Inc.*..............      32,600        473,026
    Sears, Roebuck & Co.@............      32,075      1,079,002
                                                    ------------
                                                       3,193,838
                                                    ------------
TELECOMMUNICATIONS -- 12.8%
    ADC Telecommunications, Inc.*....     285,500        664,644
    AT&T Corp........................      65,940      1,269,345
    AT&T Wireless Services, Inc.*....     132,200      1,085,362
    Avaya, Inc.*.....................      26,700        172,482
    BellSouth Corp...................     116,400      3,099,732
    Corning, Inc.*@..................     135,400      1,000,606
    JDS Uniphase Corp.*..............     200,000        702,000
    Nortel Networks Corp.*@..........     497,100      1,342,170
    QUALCOMM, Inc.@..................      16,600        593,450
    Qwest Communications
      International, Inc.*@..........     200,800        959,824
    SBC Communications, Inc..........      74,600      1,906,030
    Sprint Corp.@....................      81,800      1,177,920
    Sprint Corp. (PCS Group)*@.......     134,700        774,525
    Tellabs, Inc.*...................      71,700        471,069
    Verizon Communications, Inc......      68,000      2,682,600
                                                    ------------
                                                      17,901,759
                                                    ------------

AST SANFORD BERNSTEIN CORE VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         SHARES        VALUE
                                         ------        -----
UTILITIES -- 6.2%
    Alliant Energy Corp..............      23,900   $    454,817
    Ameren Corp......................      14,175        625,118
    American Electric Power Co.,
      Inc.@..........................      36,600      1,091,778
    Cinergy Corp.@...................      22,400        824,096
    Constellation Energy Group,
      Inc............................      19,500        668,850
    Entergy Corp.....................      20,400      1,076,712
    Northeast Utilities Co.@.........      32,200        539,028
    PPL Corp.@.......................      26,900      1,156,700
    Reliant Resources, Inc.*.........      24,700        151,411
    Sempra Energy....................      38,700      1,104,111
    Texas Genco Holdings, Inc.@......       4,960        115,320
    Wisconsin Energy Corp............      30,700        890,300
                                                    ------------
                                                       8,698,241
                                                    ------------
TOTAL COMMON STOCK
  (Cost $133,425,755)................                142,867,348
                                                    ------------
FOREIGN STOCK -- 0.6%
AUTOMOTIVE PARTS
    Magna International, Inc. Cl-A --
      (CAD)
      (Cost $701,344)................      11,800        793,786
                                                    ------------
                                          PAR
                                         (000)
                                         -----
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 51.0%
CERTIFICATES OF DEPOSIT -- 36.4%
    American Express Centurion
      1.34%, 01/27/04 [FRN]..........  $    1,495      1,494,916
      1.42%, 12/12/03 [FRN]..........       3,152      3,151,503
    American Express Credit Corp.
      1.29%, 05/13/04 [FRN]..........       2,345      2,344,706
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]...........       7,966      7,966,222
      1.37%, 01/16/04 [FRN]..........       3,717      3,716,590
    Canadian Imperial Bank Corp.
      1.28%, 05/28/04................       2,017      2,017,282
    Dresdner Bank
      1.78%, 10/06/03 [FRN]..........       1,141      1,140,600
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN]..........       2,477      2,477,314
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03................       1,885      1,884,925
      1.38%, 07/07/03................       1,665      1,665,499
      1.26%, 07/28/03................       3,113      3,112,542
    Monumental Global Funding
      1.48%, 05/28/04................       2,789      2,789,284

                                          PAR
                                         (000)         VALUE
                                         -----         -----
    Morgan Stanley
      1.33%, 11/07/03 [FRN]..........  $    5,273   $  5,273,381
      1.36%, 01/12/04 [FRN]..........       2,796      2,796,466
      1.33%, 03/12/04 [FRN]..........       4,952      4,952,333
    National City Bank of Indiana
      1.59%, 11/10/03 [FRN]..........         605        605,254
    Svenska Handelsbanken
      1.44%, 07/01/03................       1,190      1,190,479
    UBS Warburg
      1.38%, 07/01/03................       2,325      2,324,892
                                                    ------------
                                                      50,904,188
                                                    ------------
COMMERCIAL PAPER -- 1.7%
    Amstel Funding Corp.
      1.24%, 08/05/03................         806        807,693
    Dakota Credit Card Issuance Trust
      Certificate
      1.03%, 08/14/03................       1,498      1,500,889
                                                    ------------
                                                       2,308,582
                                                    ------------
                                         SHARES
                                         ------
NON-REGISTERED INVESTMENT COMPANIES -- 12.5%
    Institutional Money Market
      Trust..........................  17,517,524     17,517,524
                                                    ------------
                                          PAR
                                         (000)
                                         -----
REPURCHASE AGREEMENTS -- 0.4%
    UBS AG
      1.00%, dated 06/30/03, maturing
      07/01/03, repurchase price
      $496,047 (Collateralized by
      U.S. Treasury Notes, 3.25%, par
      value $500,327, market value
      $505,998 due 12/31/03).........  $      496        496,033
                                                    ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $71,226,327).................                 71,226,327
                                                    ------------
TOTAL INVESTMENTS -- 153.8%
  (Cost $205,353,426)................                214,887,461
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (53.8%)..................                (75,140,562)
                                                    ------------
NET ASSETS -- 100.0%.................               $139,746,899
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST DEAM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
CORPORATE OBLIGATIONS -- 24.4%
AEROSPACE -- 1.6%
    BAE Systems Asset Trust
      6.664%, 09/15/13 144A...........  $   1,098   $  1,237,154
    Raytheon Co.
      8.20%, 03/01/06.................        825        952,431
                                                    ------------
                                                       2,189,585
                                                    ------------
AUTOMOBILE MANUFACTURERS -- 0.5%
    General Motors
      7.20%, 01/15/11@................        635        640,954
                                                    ------------
CABLE TELEVISION -- 1.2%
    Comcast Cable Communications, Inc.
      6.875%, 06/15/09................        875      1,013,125
    Comcast Corp.
      7.05%, 03/15/33.................        375        418,143
    TCI Communications, Inc.
      6.875%, 02/15/06................        205        226,977
                                                    ------------
                                                       1,658,245
                                                    ------------
ENTERTAINMENT & LEISURE -- 0.9%
    AOL Time Warner, Inc.
      6.75%, 04/15/11.................        625        712,902
    Time Warner, Inc.
      8.11%, 08/15/06.................        510        586,834
                                                    ------------
                                                       1,299,736
                                                    ------------
EQUIPMENT SERVICES -- 0.8%
    Hertz Corp.
      7.625%, 06/01/12................      1,145      1,164,835
                                                    ------------
FINANCIAL-BANK & TRUST -- 1.2%
    International Nederland Bank NV
      5.125%, 05/01/15 144A...........        240        251,855
    PF Export Receivables Master Trust
      3.748%, 06/01/13................      1,390      1,399,035
                                                    ------------
                                                       1,650,890
                                                    ------------
FINANCIAL SERVICES -- 6.4%
    American International Group, Inc.
      4.25%, 05/15/13 144A............        115        114,995
    ASIF Global Financing XIX
      4.90%, 01/17/13 144A............      1,460      1,523,252
    Citigroup, Inc.
      3.50%, 02/01/08.................        745        767,112
      5.875%, 02/22/33................        705        743,916
    Corporacion Andina de Fomento
      5.20%, 05/21/13.................      1,015      1,030,622
    General Electric Capital Corp.
      5.45%, 01/15/13.................        610        661,954
    Household Financial Corp.
      6.50%, 01/24/06.................      1,015      1,126,452

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    Pemex Finance Ltd.
      8.02%, 05/15/07.................  $     810   $    916,649
    PNC Funding Corp.
      7.50%, 11/01/09.................      1,230      1,499,686
    Verizon Global Funding Corp.
      7.25%, 12/01/10.................        555        667,700
                                                    ------------
                                                       9,052,338
                                                    ------------
INSURANCE -- 3.3%
    Allstate Corp.
      5.35%, 06/01/33.................      1,090      1,068,802
    American General Institute Capital
      Trust Co.
      7.57%, 12/01/45 144A............        320        411,673
      8.125%, 03/15/46 144A...........        600        814,946
    Health Care Services Corp.
      7.75%, 06/15/11 144A............      1,110      1,325,820
    Ohio National Life Insurance Co.
      8.50%, 05/15/26 144A............        180        221,611
    QBE Insurance Group Ltd.
      5.647%, 07/01/23 144A...........        745        725,442
                                                    ------------
                                                       4,568,294
                                                    ------------
METALS & MINING -- 0.7%
    WMC Finance USA
      5.125%, 05/15/13 144A...........      1,000      1,034,788
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.5%
    Weyerhaeuser Co.
      7.375%, 03/15/32................        570        657,342
                                                    ------------
TELECOMMUNICATIONS -- 1.8%
    GTE Hawaiian Telephone
      7.375%, 09/01/06................      1,585      1,819,212
    Puget Sound Energy, Inc.
      3.363%, 06/01/08................        690        690,691
                                                    ------------
                                                       2,509,903
                                                    ------------
UTILITIES -- 5.5%
    Appalachian Power Co.
      4.80%, 06/15/05.................      1,585      1,664,882
    Cleveland Electric Co. (Toledo)
      7.13%, 07/01/07.................      1,570      1,809,506
    Consumers Energy
      4.00%, 05/15/10 144A............      1,000        998,269
      6.875%, 03/01/18................         90        108,904

AST DEAM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    Pacificorp Australia LLC
      6.15%, 01/15/08 144A............  $   1,150   $  1,300,119
    Xcel Energy, Inc.
      7.00%, 12/01/10.................      1,540      1,763,830
                                                    ------------
                                                       7,645,510
                                                    ------------
    TOTAL CORPORATE OBLIGATIONS
      (Cost $32,498,370)..............                34,072,420
                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 18.9%
    Federal Home Loan Mortgage Corp.
      Structured Pass Through
      Securities-Series T-56
      4.29%, 07/25/36.................        590        614,522
    Federal Home Loan Mortgage Corp.
      Series 2080
      6.50%, 08/15/28.................      1,949      2,047,583
    Federal Home Loan Mortgage Corp.
      Series 2281-D
      6.00%, 03/15/27.................        447        448,326
    Federal Home Loan Mortgage Corp.
      Series 2334 QD
      6.50%, 01/15/27.................         12         11,774
    Federal Home Loan Mortgage Corp.
      Series 2391 WM
      5.25%, 10/15/19.................      1,106      1,106,714
    Federal Home Loan Mortgage Corp.
      Series 2413
      6.50%, 11/15/29.................        796        804,387
    Federal Home Loan Mortgage Corp.
      Series 2444 DA
      6.50%, 02/15/30.................        251        254,276
    Federal Home Loan Mortgage Corp.
      Series 2477 Cl-PB
      5.50%, 09/15/14.................        710        721,264
    Federal Home Loan Mortgage Corp.
      Series 2483 Cl-DB
      5.50%, 09/15/12.................      1,360      1,372,410
    Federal Home Loan Mortgage Corp.
      Series T-41
      7.50%, 07/25/32.................        623        695,620
    Federal Home Loan Mortgage Corp.
      Structured Pass Through
      Securities-
      Series T-48
      4.688%, 07/25/22................        680        708,913
    Federal Homel Mortgage Corp.
      Series 2378
      5.50%, 11/15/16.................        665        704,648
    Federal National Mortgage Assoc.
      Series 2001-51
      6.00%, 10/25/16.................      1,640      1,752,258
    Federal National Mortgage Assoc.
      Series 2001-56 LN
      5.75%, 07/25/26.................        498        498,780

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    Federal National Mortgage Assoc.
      Series 2001-64
      6.00%, 04/25/27.................  $     985   $  1,003,624
    Federal National Mortgage Assoc.
      Series 2002-21
      5.50%, 11/25/22.................        222        222,456
    Federal National Mortgage Assoc.
      Series 2002-36 HM
      6.50%, 12/25/29.................        297        305,570
    Federal National Mortgage Assoc.
      Series 2002-W3
      5.50%, 10/25/21.................      1,131      1,164,020
    Federal National Mortgage Assoc.
      Series 2002-W4
      7.50%, 05/25/42.................        599        668,701
    Federal National Mortgage Assoc.
      Series 2002-W6 Cl-2A
      7.50%, 06/25/42.................        625        698,152
    Federal National Mortgage Assoc.
      Series 2003-33
      4.50%, 05/25/33.................      1,155      1,190,410
    Federal National Mortgage Assoc.
      Series 2003-63
      2.34%, 07/25/44.................        420        419,422
    Federal National Mortgage Assoc.
      Series 2003-W10
      3.056%, 07/25/37................        705        719,087
    Federal National Mortgage Assoc.
      Series 2003-W3
      7.50%, 08/25/42.................        577        644,111
    Master Asset Securitization Trust
      Series 2003-6
      5.50%, 06/25/33.................      1,408      1,429,560
    MMCA Automobile Trust Series
      2002-2
      4.30%, 03/15/10.................      1,395      1,419,297
    NYC Mortgage Loan Trust Series
      1996
      6.75%, 09/25/19 144A............        270        317,605
    Residential Asset Securitization
      Trust Series 2000-A3
      7.236%, 05/25/30................        753        767,163
    Vanderbilt Acquisition Loan Trust
      Series 2002-1 Cl-A2
      4.77%, 10/07/18.................      1,620      1,681,129
    Wells Fargo Mortgage Backed
      Securities Series 2003-6
      5.00%, 06/25/18.................      1,731      1,809,337
                                                    ------------
    (Cost $25,932,454)................                26,201,119
                                                    ------------

AST DEAM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
U.S. TREASURY OBLIGATIONS -- 17.9%
    U.S. Treasury Notes
      2.125%, 10/31/04................  $   4,122   $  4,178,195
      1.625%, 04/30/05@...............     12,972     13,061,196
      6.125%, 08/15/07................      1,883      2,178,765
      5.00%, 08/15/11@................        571        640,680
      6.00%, 02/15/26.................      4,056      4,849,617
                                                    ------------
    (Cost $24,872,698)................                24,908,453
                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.8%
    Federal Home Loan Mortgage Corp.
      5.00%, 07/01/33.................        700        711,375
                                                    ------------
    Federal National Mortgage Assoc.
      4.50%, 07/01/18.................      4,650      4,744,450
      5.00%, 07/25/18-07/01/33 [TBA]..      3,185      3,255,898
      5.50%, 03/01/18-07/01/33........      2,786      2,887,699
      6.00%, 07/01/17-11/01/17........      1,818      1,899,580
      6.03%, 07/01/08.................      1,493      1,680,813
      6.061%, 05/01/12................      2,301      2,642,321
      6.375%, 01/01/09................      1,872      2,144,921
      6.50%, 09/01/16.................      3,205      3,381,689
                                                    ------------
                                                      22,637,371
                                                    ------------
    (Cost $22,782,262)................                23,348,746
                                                    ------------
ASSET BACKED SECURITIES -- 12.6%
    Advanta Mortgage Loan Trust Series
      2000-2 Cl-A6
      7.72%, 03/25/15.................        800        896,991
    Americredit Automobile Receivables
      Trust Series 2001-C Cl-A4
      5.01%, 07/14/08.................      1,610      1,687,589
    Americredit Automobile Receivables
      Trust Series 2002-B Cl-A4
      4.46%, 04/12/09.................      1,700      1,778,357
    CCCA LLC
      7.80%, 10/15/08 144A............      1,000      1,139,700
    Conseco Finance Series 2002-C Cl-
      AF3
      4.58%, 08/15/33.................      1,535      1,581,296
    Detroit Edison Securitization
      Funding LLC 2001-1 Cl-A6
      6.62%, 03/01/16.................      1,620      1,931,018
    Green Tree Financial Corp. Series
      1993-4 Cl-A5
      7.05%, 01/15/19.................        635        669,485
    Household Automotive Trust Series
      2002-3 Cl-A4
      3.44%, 05/18/09.................      1,455      1,500,831
    MMCA Automobile Trust Series
      2002-3 Cl-B
      3.86%, 08/17/09.................      1,849      1,843,706

                                           PAR
                                          (000)        VALUE
                                          -----        -----
    PECO Energy Transition Trust
      Series 2001-A Cl-A1
      6.52%, 12/31/10.................  $     730   $    864,232
    PSE&G Transition Funding LLC
      Series 2001-1 Cl-A5
      6.45%, 03/15/13.................      1,540      1,818,579
    WFS Financial Owner Trust Series
      2002-2 Cl-A4
      4.50%, 02/20/10.................      1,640      1,726,028
                                                    ------------
    (Cost $16,485,734)................                17,437,812
                                                    ------------
MUNICIPAL BONDS -- 4.0%
ILLINOIS -- 0.4%
    Illinois State
      4.95%, 06/01/23.................        570        572,132
                                                    ------------
MARYLAND -- 1.4%
    Maryland State Transportation
      Authority
      6.65%, 07/01/32.................      1,630      1,954,077
                                                    ------------
NEW JERSEY -- 1.5%
    City Of Trenton
      4.80%, 04/01/14.................        990      1,024,214
    Jersey City, New Jersey Utilities
      Authority
      4.81%, 05/15/14.................      1,000      1,030,700
                                                    ------------
                                                       2,054,914
                                                    ------------
OREGON -- 0.7%
    Portland, Oregon River District
      3.35%, 06/15/10.................      1,020        995,224
                                                    ------------
TOTAL MUNICIPAL BONDS
  (Cost $5,205,160)...................                 5,576,347
                                                    ------------
FOREIGN BONDS -- 2.1%
AUTOMOBILE MANUFACTURERS -- 0.6%
    General Motors Nova Financial --
      (CAD)
      6.85%, 10/15/08.................        825        867,358
                                                    ------------
PAPER & FOREST PRODUCTS -- 0.5%
    Sappi Papier Holding AG -- (ATS)
      7.50%, 06/15/32 144A............        620        731,836
                                                    ------------
TELECOMMUNICATIONS -- 1.0%
    France Telecom SA -- (FRF)
      9.25%, 09/01/02 [VR]............      1,000      1,260,756
                                                    ------------
TOTAL FOREIGN BONDS
  (Cost $2,650,287)...................                 2,859,950
                                                    ------------

AST DEAM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
SOVEREIGN ISSUES -- 0.2%
MEXICO
    United Mexican States 6.375%,
      01/16/13@
    (Cost $211,035)...................  $     215   $    228,438
                                                    ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 8.6%
CERTIFICATES OF DEPOSIT -- 1.5%
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03.................      1,240      1,240,359
    Svenska Handelsbanken
      1.44%, 07/01/03.................        783        783,399
                                                    ------------
                                                       2,023,758
                                                    ------------
                                         SHARES
                                         ------
NON-REGISTERED INVESTMENT COMPANIES -- 6.9%
    Institutional Money Market
      Trust...........................  9,589,195      9,589,195
                                                    ------------
                                           PAR
                                          (000)        VALUE
                                          -----        -----
REPURCHASE AGREEMENTS -- 0.2%
    UBS AG
      1.00%, dated 06/30/03, maturing
      07/01/03, repurchase price
      $326,425 (Collateralized by U.S.
      Treasury Notes, 3.25%, par value
      $329,241, market value $332,974
      due 12/31/03)...................  $     326   $    326,416
                                                    ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $11,939,369)..................                11,939,369
                                                    ------------
TOTAL INVESTMENTS -- 105.5%
  (Cost $142,577,369).................               146,572,654
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (5.5%)....................                (7,702,055)
                                                    ------------
NET ASSETS -- 100.0%..................              $138,870,599
                                                    ============

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST DEAM LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
COMMON STOCK -- 94.6%
ADVERTISING -- 0.8%
    Getty Images, Inc.*@.............     9,300   $    384,090
    Omnicom Group, Inc.@.............     2,900        207,930
                                                  ------------
                                                       592,020
                                                  ------------
AIRLINES -- 0.3%
    JetBlue Airways Corp.*@..........     6,100        257,969
                                                  ------------
BEVERAGES -- 4.9%
    Anheuser-Busch Companies, Inc....    11,100        566,655
    Coca-Cola Co.....................     6,800        315,588
    Coca-Cola Enterprises, Inc.......    19,400        352,110
    Pepsi Bottling Group, Inc........    29,100        582,582
    PepsiCo, Inc.....................    45,200      2,011,400
                                                  ------------
                                                     3,828,335
                                                  ------------
BROADCASTING -- 1.3%
    Clear Channel Communications,
      Inc.*..........................    20,300        860,517
    Meredith Corp....................     2,900        127,600
                                                  ------------
                                                       988,117
                                                  ------------
BUSINESS SERVICES -- 1.0%
    Convergys Corp.*.................    39,600        633,600
    Fluor Corp.@.....................     4,400        148,016
                                                  ------------
                                                       781,616
                                                  ------------
CABLE TELEVISION -- 0.1%
    Comcast Corp. Cl-A*..............     2,500         75,450
    Cox Communications, Inc.
      Cl-A*@.........................     1,200         38,280
                                                  ------------
                                                       113,730
                                                  ------------
CHEMICALS -- 0.7%
    Sigma-Aldrich Corp...............     9,700        525,546
                                                  ------------
CLOTHING & APPAREL -- 0.5%
    American Eagle Outfitters,
      Inc.*..........................     3,600         66,024
    Ross Stores, Inc.................     6,800        290,632
                                                  ------------
                                                       356,656
                                                  ------------
COMPUTER HARDWARE -- 5.4%
    Dell Computer Corp.*.............    32,100      1,025,916
    International Business Machines
      Corp...........................    24,300      2,004,750
    SanDisk Corp.*@..................    11,000        443,850
    Storage Technology Corp.*........    31,200        803,088
                                                  ------------
                                                     4,277,604
                                                  ------------
COMPUTER SERVICES & SOFTWARE -- 9.0%
    BMC Software, Inc.*..............    21,700        354,361
    Cisco Systems, Inc.*.............    68,900      1,149,941
    Compuware Corp.*.................   103,600        597,772
    Electronic Arts, Inc.*@..........     3,900        288,561
    EMC Corp.*.......................    40,300        421,941
    Global Payments, Inc.............     8,800        312,400
    Microsoft Corp.@.................   127,100      3,255,031
    Oracle Corp.*....................    65,700        789,714
                                                  ------------
                                                     7,169,721
                                                  ------------

                                        SHARES       VALUE
                                        ------       -----
CONGLOMERATES -- 1.7%
    3M Co.@..........................    10,700   $  1,380,086
                                                  ------------
CONSTRUCTION -- 0.2%
    Centex Corp......................     2,300        178,917
                                                  ------------
CONSUMER PRODUCTS & SERVICES -- 7.2%
    Clorox Co........................     5,400        230,310
    Colgate-Palmolive Co.@...........    12,800        741,760
    Energizer Holdings, Inc.*........     9,700        304,580
    Johnson & Johnson................    52,500      2,714,250
    Mattel, Inc......................    30,100        569,492
    Maytag Corp......................    16,100        393,162
    Procter & Gamble Co..............     6,100        543,998
    The Dial Corp....................     7,700        149,765
                                                  ------------
                                                     5,647,317
                                                  ------------
CONTAINERS & PACKAGING -- 0.5%
    Ball Corp........................     9,300        423,243
                                                  ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 5.7%
    American Power Conversion
      Corp...........................    18,300        285,297
    General Electric Co.@............   137,100      3,932,028
    Molex, Inc.......................     9,100        245,609
                                                  ------------
                                                     4,462,934
                                                  ------------
ENTERTAINMENT & LEISURE -- 0.2%
    Harley-Davidson, Inc.@...........     3,300        131,538
                                                  ------------
ENVIRONMENTAL SERVICES -- 0.4%
    Allied Waste Industries, Inc.*...    27,800        279,390
                                                  ------------
FINANCIAL-BANK & TRUST -- 0.4%
    New York Community Bancorp,
      Inc.@..........................    10,166        295,729
                                                  ------------
FINANCIAL SERVICES -- 4.5%
    American Express Co.@............    22,000        919,820
    Citigroup, Inc...................     7,500        321,000
    Fannie Mae@......................    27,100      1,827,624
    Legg Mason, Inc.@................     2,300        149,385
    Price, (T. Rowe) Group, Inc.@....     2,300         86,825
    Schwab, (Charles) Corp.@.........    19,900        200,791
    SLM Corp.........................     1,200         47,004
                                                  ------------
                                                     3,552,449
                                                  ------------
FOOD -- 0.6%
    SYSCO Corp.@.....................     8,300        249,332
    Whole Foods Market, Inc.*........     4,000        190,120
                                                  ------------
                                                       439,452
                                                  ------------
HEALTHCARE SERVICES -- 3.9%
    Coventry Health Care, Inc.*@.....     2,000         92,320
    First Health Group Corp.*........    12,300        339,480
    HCA, Inc.@.......................     8,500        272,340
    Mid Atlantic Medical Services,
      Inc.*..........................     9,700        507,310
    UnitedHealth Group, Inc.@........    26,800      1,346,700
    WellPoint Health Networks,
      Inc.*..........................     6,500        547,950
                                                  ------------
                                                     3,106,100
                                                  ------------

AST DEAM LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                        SHARES       VALUE
                                        ------       -----
INSURANCE -- 0.7%
    AFLAC, Inc.......................    11,200   $    344,400
    American International Group,
      Inc.@..........................     4,200        231,756
                                                  ------------
                                                       576,156
                                                  ------------
INTERNET SERVICES -- 0.8%
    eBay, Inc.*@.....................     4,300        447,974
    Yahoo!, Inc.*....................     5,900        193,284
                                                  ------------
                                                       641,258
                                                  ------------
MACHINERY & EQUIPMENT -- 1.0%
    Eaton Corp.......................     9,700        762,517
                                                  ------------
MEDICAL SUPPLIES & EQUIPMENT -- 6.4%
    Abbott Laboratories..............    32,100      1,404,696
    Amgen, Inc.*@....................    32,800      2,179,232
    Charles River Laboratories
      International, Inc.*...........     4,000        128,720
    Guidant Corp.....................    30,700      1,362,773
                                                  ------------
                                                     5,075,421
                                                  ------------
OIL & GAS -- 1.5%
    Anadarko Petroleum Corp..........     9,000        400,230
    Devon Energy Corp.@..............     4,400        234,960
    Noble Energy, Inc................     3,600        136,080
    Pogo Producing Co................     9,600        410,400
                                                  ------------
                                                     1,181,670
                                                  ------------
PERSONAL SERVICES -- 1.8%
    Apollo Group, Inc. Cl-A*.........     3,800        234,688
    Career Education Corp.*..........     6,200        424,204
    University of Phoenix Online*....    14,700        745,290
                                                  ------------
                                                     1,404,182
                                                  ------------
PHARMACEUTICALS -- 11.4%
    Cardinal Health, Inc.............     8,000        514,400
    Forest Laboratories, Inc.*.......    24,700      1,352,325
    Genentech, Inc.*@................     6,200        447,144
    Merck & Co., Inc.................    38,800      2,349,340
    Pfizer, Inc......................   125,300      4,278,994
    Watson Pharmaceuticals, Inc.*@...     3,300        133,221
                                                  ------------
                                                     9,075,424
                                                  ------------
PRINTING & PUBLISHING -- 2.0%
    McGraw-Hill Co., Inc.............    25,500      1,581,000
                                                  ------------
RESTAURANTS -- 1.6%
    Brinker International, Inc.*@....     4,400        158,488
    CBRL Group, Inc..................     2,600        101,036
    Starbucks Corp.*.................    40,700        997,964
                                                  ------------
                                                     1,257,488
                                                  ------------

                                        SHARES       VALUE
                                        ------       -----
RETAIL & MERCHANDISING -- 8.6%
    Abercrombie & Fitch Co. Cl-A*@...    24,600   $    698,886
    Blockbuster, Inc. Cl-A@..........    14,800        249,380
    Chico's FAS, Inc.*...............    37,100        780,955
    Claire's Stores, Inc.............    21,300        540,168
    Gap, Inc.@.......................    13,200        247,632
    Home Depot, Inc..................     3,600        119,232
    Lowe's Companies, Inc.@..........     8,000        343,600
    PETsMART, Inc....................    26,000        433,420
    RadioShack Corp..................    21,500        565,665
    Staples, Inc.*...................    47,200        866,120
    TJX Companies, Inc...............    13,500        254,340
    Wal-Mart Stores, Inc.............    27,800      1,492,026
    Zale Corp.*......................     5,800        232,000
                                                  ------------
                                                     6,823,424
                                                  ------------
SEMICONDUCTORS -- 6.3%
    Altera Corp.*@...................    30,100        493,640
    Intel Corp.@.....................   131,700      2,737,253
    MEMC Electronic Materials,
      Inc.*..........................    31,600        309,680
    Silicon Laboratories, Inc.*......    15,900        423,576
    Texas Instruments, Inc...........    32,700        575,520
    Xilinx, Inc.*....................    18,500        468,235
                                                  ------------
                                                     5,007,904
                                                  ------------
TELECOMMUNICATIONS -- 2.1%
    AT&T Wireless Services, Inc.*....    91,900        754,499
    Nextel Communications, Inc.
      Cl-A*@.........................    50,800        918,464
                                                  ------------
                                                     1,672,963
                                                  ------------
TRANSPORTATION -- 1.1%
    Swift Transportation Co.,
      Inc.*..........................    19,800        368,676
    Werner Enterprises, Inc..........    22,400        474,880
                                                  ------------
                                                       843,556
                                                  ------------
TOTAL COMMON STOCK
  (Cost $72,594,445).................               74,691,432
                                                  ------------

AST DEAM LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                         PAR         VALUE
                                        (000)        -----
                                        -----
SHORT-TERM INVESTMENTS -- 0.4%
U.S. TREASURY OBLIGATIONS
    U.S. Treasury Bills
      0.85%, 07/24/03#...............  $     20   $     19,989
      1.00%, 07/24/03#...............        30         29,981
      1.13%, 07/24/03#...............       300        299,802
                                                  ------------
    (Cost $349,753)..................                  349,772
                                                  ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 20.9%
CERTIFICATES OF DEPOSIT -- 17.5%
    American Express Centurion
      1.42%, 12/12/03 [FRN]..........       238        237,774
    American Express Credit Corp.
      1.29%, 05/13/04 [FRN]..........       277        276,515
    Bear Stearns Co., Inc.
      1.43%, 01/15/04 [VR]...........     2,285      2,285,030
      1.37%, 01/16/04 [FRN]..........     1,639      1,639,163
    Canadian Imperial Bank Corp.
      1.28%, 05/28/04................       354        353,707
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN]..........       405        405,422
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03................       207        206,905
      1.38%, 07/07/03................     1,454      1,454,445
      1.26%, 07/28/03................       297        297,282
    Monumental Global Funding
      1.48%, 05/28/04................       285        284,584
    Morgan Stanley 1.33%, 07/16/03
      [FRN]..........................       257        257,428
      1.34%, 10/22/03 [FRN]..........        45         44,775
      1.33%, 11/07/03 [FRN]..........     1,989      1,989,377
      1.36%, 01/12/04 [FRN]..........     1,554      1,554,337
      1.33%, 03/12/04 [FRN]..........     1,345      1,344,930
    National City Bank of Indiana
      1.59%, 11/10/03 [FRN]..........       394        393,613
    Svenska Handelsbanken
      1.44%, 07/01/03................       131        130,677
    UBS Warburg
      1.38%, 07/01/03................       661        661,140
                                                  ------------
                                                    13,817,104
                                                  ------------

                                         PAR         VALUE
                                        (000)        -----
                                        -----
COMMERCIAL PAPER --  0.7%
    Amsterdam Funding Corp.
      1.07%, 07/23/03................  $    320   $    320,168
    Barton Capital 1.07%, 07/23/03...       107        106,723
    Depfa Bank PLC
      1.00%, 08/19/03................        89         89,277
                                                  ------------
                                                       516,168
                                                  ------------
                                        SHARES
                                        ------
NON-REGISTERED INVESTMENT COMPANIES -- 2.6%
    Institutional Money Market
      Trust..........................  2,070,749     2,070,749
                                                  ------------
                                         PAR
                                        (000)
                                        -----
REPURCHASE AGREEMENTS -- 0.1%
    UBS AG
      1.00%, dated 06/30/03, maturing
      07/01/03, repurchase price
      $54,450 (Collateralized by U.S.
      Treasury Notes, 3.25%, par
      value $54,920, market value
      $55,543 due 12/31/03)..........  $     54         54,449
                                                  ------------
TOTAL INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED
  (Cost $16,458,470).................               16,458,470
                                                  ------------
TOTAL INVESTMENTS -- 115.9%
  (Cost $89,402,668).................               91,499,674
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (15.9%)..................              (12,569,927)
                                                  ------------
NET ASSETS -- 100.0%.................             $ 78,929,747
                                                  ============

# Securities with an aggregate market value of $349,772 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

                              EXPIRATION    NUMBER OF     UNREALIZED
        DESCRIPTION             MONTH       CONTRACTS    DEPRECIATION
---------------------------------------------------------------------
S&P 500.....................    09/03          15         $(123,490)
                                                          =========

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

AST DEAM SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
COMMON STOCK -- 72.2%
ADVERTISING -- 0.1%
    DoubleClick, Inc.*.................    1,900    $    17,575
                                                    -----------
AEROSPACE -- 0.1%
    Sequa Corp. Cl-A*..................      700         24,010
                                                    -----------
AIRLINES -- 0.5%
    Atlantic Coast Airlines Holdings,
      Inc.*............................    4,500         60,705
    ExpressJet Holdings, Inc.*.........    3,000         45,300
                                                    -----------
                                                        106,005
                                                    -----------
AUTOMOBILE MANUFACTURERS -- 0.2%
    Oshkosh Truck Corp.................      800         47,456
                                                    -----------
AUTOMOTIVE PARTS -- 1.1%
    Bandag, Inc........................    3,400        126,718
    Cooper Tire & Rubber Co............    4,900         86,191
                                                    -----------
                                                        212,909
                                                    -----------
BUILDING MATERIALS -- 2.2%
    Apogee Enterprises, Inc............    7,800         70,356
    Centex Construction Products,
      Inc..............................    2,800        112,252
    Florida Rock Industries, Inc.......    3,300        136,224
    York International Corp............    4,900        114,660
                                                    -----------
                                                        433,492
                                                    -----------
BUSINESS SERVICES -- 2.8%
    American Management Systems,
      Inc.*............................    4,600         65,688
    CDI Corp.*.........................    4,700        122,012
    Cornell Companies, Inc.*...........    9,500        143,830
    John H. Harland Co.................    6,100        159,576
    Plexus Corp.*......................    4,700         54,191
                                                    -----------
                                                        545,297
                                                    -----------
CABLE TELEVISION -- 0.1%
    Charter Communications, Inc.
      Cl-A*............................    4,100         16,277
                                                    -----------
CHEMICALS -- 3.6%
    Airgas, Inc........................    1,600         26,800
    Arch Chemicals, Inc................    6,700        127,970
    Cytec Industries, Inc.*............    1,700         57,460
    FMC Corp.*.........................    6,700        151,621
    Georgia Gulf Corp..................    7,700        152,460
    Wellman, Inc.......................   16,800        188,160
                                                    -----------
                                                        704,471
                                                    -----------
CLOTHING & APPAREL -- 1.9%
    Kellwood Co........................    5,600        177,128
    Phillips-Van Heusen Corp...........    6,600         89,958
    Quiksilver, Inc.*..................    1,900         31,331
    Russell Corp.......................    4,200         79,800
                                                    -----------
                                                        378,217
                                                    -----------

                                          SHARES       VALUE
                                          ------       -----
COMPUTER HARDWARE -- 0.9%
    Hutchinson Technology, Inc.*.......      700    $    23,023
    Iomega Corp.*......................    9,600        101,760
    SanDisk Corp.*@....................      800         32,280
    Western Digital Corp.*@............    1,700         17,510
                                                    -----------
                                                        174,573
                                                    -----------
COMPUTER SERVICES & SOFTWARE -- 2.5%
    Avocent Corp.*.....................      200          5,986
    CIBER, Inc.*.......................   13,000         91,260
    E.piphany, Inc.*...................    5,500         28,105
    InFocus Systems*...................    6,000         28,320
    JDA Software Group, Inc.*..........    6,700         74,973
    Lawson Software, Inc.*.............    8,300         64,491
    MTS Systems Corp...................    5,800         85,492
    RadiSys Corp.*.....................    6,800         89,760
    Rainbow Technologies, Inc.*........    3,200         26,912
                                                    -----------
                                                        495,299
                                                    -----------
CONSTRUCTION -- 2.1%
    Dycom Industries, Inc.*............    7,000        114,100
    EMCOR Group, Inc.*.................    2,800        138,208
    Granite Construction, Inc..........    5,600        107,296
    MDC Holdings, Inc.@................      610         29,451
    WCI Communities, Inc.*.............    1,400         26,922
                                                    -----------
                                                        415,977
                                                    -----------
CONSUMER PRODUCTS & SERVICES -- 1.4%
    Blyth, Inc.........................    1,000         27,200
    JAKKS Pacific, Inc.*...............    5,300         70,437
    Nautilus Group, Inc.@..............    8,600        106,640
    Nu Skin Enterprises, Inc. Cl-A.....    6,200         64,790
                                                    -----------
                                                        269,067
                                                    -----------
CONTAINERS & PACKAGING -- 0.6%
    Crown Holdings, Inc.*..............   16,500        117,810
                                                    -----------
ELECTRONIC COMPONENTS & EQUIPMENT -- 1.8%
    Benchmark Electronics, Inc.*@......    3,900        119,964
    Checkpoint Systems, Inc.*..........    2,700         38,205
    Pioneer-Standard Electronics,
      Inc..............................   12,000        101,760
    Stoneridge, Inc.*..................    4,100         55,965
    Teledyne Technologies, Inc.*.......    1,400         18,340
    Trimble Navigation Ltd.*...........    1,000         22,930
                                                    -----------
                                                        357,164
                                                    -----------
ENTERTAINMENT & LEISURE -- 1.7%
    AMC Entertainment, Inc.*...........    7,500         85,800
    Callaway Golf Co...................    7,700        101,794
    Handleman Co.*.....................    9,300        148,800
                                                    -----------
                                                        336,394
                                                    -----------
ENVIRONMENTAL SERVICES -- 0.2%
    Tetra Tech, Inc.*@.................    1,600         27,408
    Waste Connections, Inc.*...........      400         14,020
                                                    -----------
                                                         41,428
                                                    -----------

AST DEAM SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
FINANCIAL-BANK & TRUST -- 9.3%
    Bank Mutual Corp...................    2,900    $    94,250
    BankUnited Financial Corp.*........    5,100        102,765
    City Holding Co....................    2,400         70,248
    Community Bank Systems, Inc........    1,500         57,000
    Flagstar Bancorp, Inc..............    6,200        151,590
    Hancock Holding Co.................    1,950         91,767
    Harbor Florida Bancshares, Inc.....    4,200        100,632
    IBERIABANK Corp....................    1,200         58,560
    Pacific Capital Bancorp............    3,100        108,655
    R&G Financial Corp. Cl-B...........    5,800        172,260
    Seacoast Financial Services
      Corp.............................    2,100         41,580
    Silicon Valley Bancshares*.........    3,800         90,478
    South Financial Group, Inc.........    2,700         62,991
    Staten Island Bancorp, Inc.........    9,400        183,113
    Sterling Financial Corp.*..........    3,740         91,106
    Texas Regional Bancshares, Inc.
      Cl-A.............................    1,600         55,520
    Umpqua Holdings Corp...............    3,700         70,263
    Waypoint Financial Corp............    5,300         95,612
    Wesbanco, Inc......................    2,200         53,460
    Yardville National Bancorp.........    2,400         46,800
                                                    -----------
                                                      1,798,650
                                                    -----------
FINANCIAL SERVICES -- 3.5%
    Capstead Mortgage Corp.@...........    2,600         29,302
    Cash America International, Inc....    8,300        109,726
    Commercial Federal Corp............    3,300         69,960
    FirstFed America Bancorp, Inc......    1,900         65,550
    Investment Technology Group,
      Inc.*............................    5,600        104,160
    ITLA Capital Corp.*................    1,400         56,602
    New Century Financial Corp.........      300         13,095
    Saxon Capital, Inc.*...............    7,300        126,874
    Thornburg Mortgage, Inc............    1,100         27,170
    W Holding Co., Inc.................    5,200         87,984
                                                    -----------
                                                        690,423
                                                    -----------
FOOD -- 1.5%
    Flowers Foods, Inc.................    9,600        189,696
    John B. Sanfillippo & Sons,
      Inc.*............................    1,000         16,150
    Pathmark Stores, Inc.*.............   12,800         97,920
                                                    -----------
                                                        303,766
                                                    -----------
FURNITURE -- 0.7%
    Haverty Furniture Companies,
      Inc..............................    8,100        141,750
                                                    -----------
HEALTHCARE SERVICES -- 1.3%
    Sunrise Senior Living, Inc.*.......    5,300        118,614
    US Oncology, Inc.*.................   14,700        108,633
    VCA Antech, Inc.*..................    1,300         25,441
                                                    -----------
                                                        252,688
                                                    -----------
HOTELS & MOTELS -- 0.7%
    Choice Hotels International,
      Inc.*............................    4,800        131,088
                                                    -----------
INDUSTRIAL PRODUCTS -- 0.2%
    Carlisle Companies, Inc............    1,100         46,376
                                                    -----------

                                          SHARES       VALUE
                                          ------       -----
INSURANCE -- 2.4%
    LandAmerica Financial Group,
      Inc..............................    4,000    $   190,000
    Philadelphia Consolidated Holdings
      Corp.*...........................    3,500        141,400
    Stewart Information Services
      Corp.*...........................    4,800        133,680
                                                    -----------
                                                        465,080
                                                    -----------
INTERNET SERVICES -- 0.6%
    Earthlink, Inc.*...................    4,000         31,560
    Infospace, Inc.*...................    1,500         20,355
    NetBank, Inc.......................    3,400         44,744
    United Online, Inc.*@..............      700         17,738
                                                    -----------
                                                        114,397
                                                    -----------
MACHINERY & EQUIPMENT -- 2.3%
    Joy Global, Inc.*..................    5,900         87,143
    Kadant, Inc.*......................    1,100         20,625
    Nacco Industries, Inc..............    1,700        100,198
    Nordson Corp.......................    5,000        119,250
    Smith, (A.O.) Corp.................    4,200        118,230
                                                    -----------
                                                        445,446
                                                    -----------
MEDICAL SUPPLIES & EQUIPMENT -- 1.2%
    Analogic Corp......................    1,900         92,644
    Applera Corp. -- Celera Genomics
      Group*...........................    7,700         79,464
    Cambrex Corp.......................    2,700         62,154
                                                    -----------
                                                        234,262
                                                    -----------
OIL & GAS -- 4.1%
    AGL Resources, Inc.................    1,500         38,160
    Cabot Oil & Gas Corp...............    4,500        124,245
    Comstock Resources, Inc.*..........    5,800         79,344
    Denbury Resources, Inc.*...........    2,700         36,261
    Energen Corp.......................    4,000        133,200
    Global Industries Ltd.*............   13,800         66,516
    Nuevo Energy Co.*..................    6,300        109,935
    Penn Virginia Corp.................      700         30,100
    Range Resources Corp.*.............   11,500         72,105
    St. Mary Land & Exploration Co.....    1,800         49,140
    Universal Compression Holdings,
      Inc.*............................    3,300         68,838
                                                    -----------
                                                        807,844
                                                    -----------
PERSONAL SERVICES -- 0.1%
    Service Corp. International*.......    4,300         16,641
                                                    -----------
PHARMACEUTICALS -- 1.3%
    Alpharma, Inc. Cl-A................    5,200        112,320
    Exelixis, Inc.*....................    3,700         25,678
    Nabi Biopharmaceuticals*...........   10,500         72,030
    Perrigo Co.........................    2,200         34,408
    United Therapeutics Corp.*.........      700         15,246
                                                    -----------
                                                        259,682
                                                    -----------

AST DEAM SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES       VALUE
                                          ------       -----
Qw
PRINTING & PUBLISHING -- 2.1%
    Banta Corp.........................    3,700    $   119,769
    Bowne & Co., Inc...................   13,000        169,390
    Consolidated Graphics, Inc.*.......    5,400        123,552
                                                    -----------
                                                        412,711
                                                    -----------
REAL ESTATE -- 6.8%
    Anthracite Capital, Inc. [REIT]....    3,400         41,004
    Anworth Mortgage Asset Corp.
      [REIT]...........................    2,600         40,092
    Brandywine Realty Trust [REIT].....    1,700         41,854
    Capital Automotive [REIT]..........    1,000         27,990
    CBL & Associates Properties, Inc.
      [REIT]...........................      400         17,200
    Colonial Properties Trust [REIT]...      700         24,633
    CRIIMI MAE, Inc. [REIT]*...........    1,300         14,235
    FelCor Lodging Trust, Inc.
      [REIT]*..........................    3,100         24,335
    First Industrial Realty Trust, Inc.
      [REIT]...........................    1,400         44,240
    Gables Residential Trust [REIT]....    1,400         42,322
    Great Lakes, Inc. [REIT]...........    1,900         30,400
    Health Care, Inc. [REIT]...........    1,900         57,950
    Healthcare Realty Trust, Inc.
      [REIT]...........................    1,000         29,150
    Heritage Property Investment Trust
      [REIT]...........................    1,100         29,788
    Highwoods Properties, Inc.
      [REIT]...........................    1,300         28,990
    Home Properties of New York, Inc.
      [REIT]...........................    1,500         52,860
    HRPT Properties Trust [REIT].......    3,100         28,520
    IMPAC Mortgage Holdings, Inc.
      [REIT]...........................    3,200         53,408
    Innkeepers USA Trust [REIT]........    1,600         10,880
    Jones Lang Lasalle, Inc.*..........    2,300         36,340
    Kilroy Realty Corp. [REIT].........    1,500         41,250
    LNR Property Corp..................    1,300         48,620
    MFA Mortgage Investments, Inc.
      [REIT]...........................    2,700         27,108
    Nationwide Health Properties,
      Inc.[REIT].......................    2,900         46,197
    Pan Pacific Retail Properties, Inc.
      [REIT]...........................      800         31,480
    Post Properties, Inc. [REIT].......    1,500         39,750
    Prentiss Properties Trust [REIT]...    2,200         65,978
    PS Business Parks, Inc. [REIT].....      800         28,240
    Realty Income Corp.[REIT]..........      800         30,464
    Redwood Trust, Inc. [REIT]@........      700         27,937
    Senior Housing Properties Trust
      [REIT]...........................    3,200         43,392
    Shurgard Storage Centers, Inc.
      [REIT]...........................      500         16,540
    SL Green Realty Corp. [REIT].......    1,300         45,357
    Sovran Self Storage, Inc. [REIT]...      700         22,050
    Summit Properties, Inc. [REIT].....    1,400         28,910
    Sun Communities, Inc. [REIT].......    1,100         43,230

                                          SHARES       VALUE
                                          ------       -----
    Ventas, Inc. [REIT]................    2,000    $    30,300
    Washington Real Estate Investment
      Trust [REIT].....................    1,600         43,520
                                                    -----------
                                                      1,336,514
                                                    -----------
RESTAURANTS -- 0.8%
    Bob Evans Farms, Inc...............    3,300         91,179
    Lone Star Steakhouse & Saloon,
      Inc..............................    2,900         63,133
                                                    -----------
                                                        154,312
                                                    -----------
RETAIL & MERCHANDISING -- 2.2%
    Brown Shoe Company, Inc............    4,000        119,200
    Claire's Stores, Inc...............    1,200         30,432
    Finish Line, Inc. Cl-A*............    5,700        126,597
    Hollywood Entertainment Corp.*@....    1,900         32,680
    Stage Stores, Inc.*................    5,400        126,900
                                                    -----------
                                                        435,809
                                                    -----------
SEMICONDUCTORS -- 0.6%
    DuPont Photomasks, Inc.*...........    3,000         56,490
    ESS Technology, Inc.*..............    2,500         24,375
    MEMC Electronic Materials, Inc.*...    2,900         28,420
                                                    -----------
                                                        109,285
                                                    -----------
TELECOMMUNICATIONS -- 1.5%
    ADTRAN, Inc.*@.....................      700         35,903
    Boston Communications Group,
      Inc.*@...........................    2,700         46,251
    Cincinnati Bell Inc.*..............   17,800        119,260
    Unova, Inc.*.......................    8,200         91,020
                                                    -----------
                                                        292,434
                                                    -----------
TRANSPORTATION -- 2.3%
    Arkansas Best Corp.................    5,300        126,087
    Covenant Transportation, Inc.*.....      900         15,300
    J.B. Hunt Transport Services,
      Inc.*@...........................      900         33,975
    Roadway Corp.......................    5,100        145,503
    Werner Enterprises, Inc............    1,100         23,320
    Yellow Corp.*......................    4,300         99,545
                                                    -----------
                                                        443,730
                                                    -----------
UTILITIES -- 2.9%
    Atmos Energy Corp..................    2,700         66,960
    Avista Corp........................    9,700        137,255
    New Jersey Resources Corp..........    1,900         67,450
    PNM Resources, Inc.................    4,400        117,700
    Southern Union Co.*................    9,800        166,012
    UGI Corp...........................      500         15,850
                                                    -----------
                                                        571,227
                                                    -----------
TOTAL COMMON STOCK
  (Cost $13,346,684)...................              14,157,536
                                                    -----------

AST DEAM SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
SHORT-TERM INVESTMENTS -- 2.1%
U.S. TREASURY OBLIGATIONS
    U.S. Treasury Bills
      0.83%, 07/24/03#.................  $    10    $     9,995
      0.90%, 07/24/03#.................       90         89,948
      0.95%, 07/24/03#.................       10          9,993
      1.04%, 07/24/03#.................       50         49,967
      1.13%, 07/24/03#.................      260        259,828
                                                    -----------
    (Cost $419,716)....................                 419,731
                                                    -----------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 2.9%
CERTIFICATES OF DEPOSIT -- 1.6%
    American Express Centurion
      1.42%, 12/12/03 [FRN]............       91         90,725
    Goldman Sachs Group, Inc.
      1.30%, 03/08/04 [FRN]............       30         30,023
    Merrill Lynch & Co., Inc.
      1.46%, 07/01/03..................       31         30,510
      1.26%, 07/28/03..................       53         52,726
    Morgan Stanley
      1.34%, 10/22/03 [FRN]............       51         50,964
      1.33%, 03/12/04 [FRN]............       27         27,409
    Svenska Handelsbanken
      1.44%, 07/01/03..................       19         19,270
    UBS Warburg
      1.38%, 07/01/03..................       14         13,863
                                                    -----------
                                                        315,490
                                                    -----------
                                          SHARES
                                          ------
NON-REGISTERED INVESTMENT COMPANIES -- 1.2%
    Institutional Money Market Trust...  235,871        235,871
                                                    -----------

                                           PAR
                                          (000)        VALUE
                                          -----        -----
REPURCHASE AGREEMENTS -- 0.1%
    UBS AG
      1.00%, dated 06/30/03, maturing
      07/01/03, repurchase price $8,029
      (Collateralized by U.S. Treasury
      Notes, 3.25%, par value $8,099,
      market value $8,190 due
      12/31/03)........................  $     8    $     8,029
                                                    -----------
TOTAL INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED
  (Cost $559,390)......................                 559,390
                                                    -----------
TOTAL INVESTMENTS -- 77.2%
  (Cost $14,325,790)...................              15,136,657
OTHER ASSETS LESS
  LIABILITIES -- 22.8%.................               4,467,591
                                                    -----------
NET ASSETS -- 100.0%...................             $19,604,248
                                                    ===========

# Securities with an aggregate market value of $419,731 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

                           EXPIRATION    NUMBER OF     UNREALIZED
DESCRIPTION                  MONTH       CONTRACTS    DEPRECIATION
------------------------------------------------------------------
Russell 2000.............    09/03           31         $(96,836)
                                                        ========

--------------------------------------------------------------------------------

Definitions of abbreviations and annotations are included following the Schedules of Investments.

See Notes to Financial Statements.

DEFINITION OF ABBREVIATIONS AND ANNOTATIONS
--------------------------------------------------------------------------------

THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:
-----------------------
ADR-American Depositary Receipt
ARM-Adjustable Rate Mortgage Security
BRB-Brady Bond
CVT-Convertible Security
FRB-Floating Rate Bond (1)
FRN-Floating Rate Note (1)
GDR-Global Depositary Receipt
IO-Interest Only Security
PIK-Payment in Kind Security
PO-Principal Only Security
REIT-Real Estate Investment Trust
STEP-Stepped Coupon Bond (2)
TBA-To be Announced Security
TIPS-Treasury Inflation Protection Securities
TRAINS-Targeted Return Index Securities
TRACERS-Traded Custody Receipts
VR-Variable Rate Bond (1)
ZCB-Zero Coupon Bond (2)
(1) Rates shown for variable and floating rate securities are the coupon rates as of June 30, 2003.
(2) Rates shown are the effective yields at purchase date.

COUNTRIES/CURRENCIES:
-----------------------
ATS-Austria/Euro Dollar
AUD-Australia/Australian Dollar
BEL-Belgium/Euro Dollar
BMD-Burmuda/Bermuda Dollar
BRL-Brazil/Brazilian Real
CAD-Canada/Canadian Dollar
CHF-Switzerland/Swiss Franc
CNY-China/Chinese Renminbi
DEM-Germany/Euro Dollar
DKK-Denmark/Danish Krona
ESP-Spain/Euro Dollar
EUR-European Union/Euro Dollar
FIM-Finland/Euro Dollar
FRF-France/Euro Dollar
GBP-United Kingdom/British Pound
HKD-Hong Kong/Hong Kong Dollar
HUF-Hungary/Hungarian Forint
IEP-Ireland/Euro Dollar
ISL-Israel/Israeli Shekel
ITL-Italy/Euro Dollar
JPY-Japan/Japanese Yen
KOR-Korea/Korean Won
LUX-Luxembourg/Euro Dollar
MXP-Mexico/Mexican Peso
NLG-Netherlands/Euro Dollar
NOK-Norway/Norwegian Krone
NZD-New Zealand/New Zealand Dollar
PTE-Portugal/Euro Dollar
SEK-Sweden/Swedish Krona
SGD-Singapore/Singapore Dollar
THB-Thailand/Thai Baht

--------------------------------------------------------------------------------

Unless otherwise noted, all stocks are common stock

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

*  Non-income producing security.

** Closed-end fund.

+  Illiquid security.

++  Maturity date reflects the next interest rate change date.

++++ Defaulted security.

144A -- Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@  All or a portion of the security was on loan. (See Note 2)

                      (This page intentionally left blank)

AMERICAN SKANDIA TRUST
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2003 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                  -------------------------------------------------------------------------------
                                                                                     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                                   AST                                     AST
                                                       AST           AST         GOLDMAN                      AST       NEUBERGER
                                                     STRONG        ALLIANCE       SACHS          AST          DEAM       BERMAN
                                                  INTERNATIONAL   GROWTH AND   CONCENTRATED     MONEY        GLOBAL      MID-CAP
                                                     EQUITY         INCOME        GROWTH        MARKET     ALLOCATION     VALUE
                                                  -------------   ----------   ------------   ----------   ----------   ---------
ASSETS
   Investments in securities at value(A),
     including securities loaned at value(D)....    $ 316,844     $1,695,860    $1,339,353    $2,412,867   $ 263,987    $888,983
   Cash.........................................       24,582             --            --            --       2,924       6,870
   Foreign currency at value(B).................           --             --            --            --          --          --
   Unrealized appreciation on foreign currency
     exchange contracts.........................           --             --            --            --          --          --
   Unrealized appreciation on interest rate swap
     agreements.................................           --             --            --            --          --          --
   Receivable for:
     Securities sold............................           --         24,200         7,458            44          --       2,897
     Dividends and interest.....................        1,064          1,734            93         3,015           2         362
     Fund shares sold...........................          713            620            --         6,381          --         497
     Futures variation margin...................           --             --            --            --          --          --
   Other assets.................................           --              1             1             1          --          --
                                                    ---------     ----------    ----------    ----------   ---------    --------
       TOTAL ASSETS.............................      343,203      1,722,415     1,346,905     2,422,308     266,913     899,609
                                                    ---------     ----------    ----------    ----------   ---------    --------
LIABILITIES
   Cash overdraft...............................           --             --           718            44          --          --
   Unrealized depreciation on foreign currency
     exchange contracts.........................           --             --            --            --          --          --
   Written options outstanding, at value........           --             --            --            --          --          --
   Sale commitments, at value...................           --             --            --            --          --          --
   Unrealized depreciation on interest rate swap
     agreements.................................           --             --            --            --          --          --
   Payable from borrowings under line of
     credit.....................................           --             --            --            --          --          --
   Payable on return of securities lent.........           --        177,653       200,378            --          --     114,373
   Payable for:
     Securities purchased.......................           --        126,592         6,295            --          --       1,418
     Fund shares redeemed.......................           --              2         1,292           280         653          --
     Futures variation margin...................           --             --            --            --          --          --
     Advisory fees..............................          141            355           324           198          12         290
     Shareholder servicing fees.................            4             14            13            26          --           9
     Accrued dividends..........................           --             --            --             1          --          --
   Accrued expenses and other liabilities.......           52             94            51            42          11          81
                                                    ---------     ----------    ----------    ----------   ---------    --------
       TOTAL LIABILITIES........................          197        304,710       209,071           591         676     116,171
                                                    ---------     ----------    ----------    ----------   ---------    --------
NET ASSETS......................................    $ 343,006     $1,417,705    $1,137,834    $2,421,717   $ 266,237    $783,438
                                                    =========     ==========    ==========    ==========   =========    ========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares
 authorized, $.001 par value per share).........    $      26     $       90    $       61    $    2,422   $      27    $     54
Additional paid-in capital......................      527,436      1,752,562     2,090,396     2,419,294     381,257     762,853
Undistributed net investment income (loss)......         (859)         6,135        (2,271)           --       1,959         338
Accumulated net realized gain (loss) on
 investments....................................     (201,008)      (397,959)     (990,555)            1    (103,808)    (21,500)
Accumulated net unrealized appreciation
 (depreciation) on investments..................       17,411         56,877        40,203            --     (13,198)     41,693
                                                    ---------     ----------    ----------    ----------   ---------    --------
NET ASSETS......................................    $ 343,006     $1,417,705    $1,137,834    $2,421,717   $ 266,237    $783,438
                                                    =========     ==========    ==========    ==========   =========    ========
Shares of common stock outstanding..............       26,269         91,565        61,403     2,421,759      26,621      53,536
Net asset value, offering and redemption price
 per share......................................    $   13.06     $    15.48    $    18.53    $     1.00   $   10.00    $  14.63
                                                    =========     ==========    ==========    ==========   =========    ========
(A) Investments at cost.........................    $ 299,485     $1,638,983    $1,299,150    $2,412,867   $ 277,185    $847,290
                                                    =========     ==========    ==========    ==========   =========    ========
(B) Foreign currency at cost....................    $      --     $       --    $       --    $       --   $      --    $     --
                                                    =========     ==========    ==========    ==========   =========    ========
(C) Premiums received for written options.......    $      --     $       --    $       --    $       --   $      --    $     --
                                                    =========     ==========    ==========    ==========   =========    ========
(D) Securities loaned at value..................    $      --     $  171,503    $  191,455    $       --   $      --    $110,378
                                                    =========     ==========    ==========    ==========   =========    ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------
                                             PORTFOLIO
---------------------------------------------------------------------------------------------------
                                        AST          AST         AST         AST
   AST          AST         AST        PIMCO        T.ROWE      T.ROWE    NEUBERGER        AST
FEDERATED     INVESCO      PBHG        TOTAL        PRICE       PRICE      BERMAN         DEAM
   HIGH       CAPITAL    SMALL-CAP     RETURN       ASSET       GLOBAL     MID-CAP    INTERNATIONAL
  YIELD       INCOME      GROWTH        BOND      ALLOCATION     BOND      GROWTH        EQUITY
----------   ---------   ---------   ----------   ----------   --------   ---------   -------------
$  873,982   $ 678,131   $ 322,069   $2,822,875    $342,505    $222,495   $ 401,604     $ 124,580
        --          --       2,395           --         719       5,950          --         5,209
        --          --          --       10,566          --      18,717          --            --
        --          --          --          181          --         958          --            31
        --          --          --          705          --          --          --            --
     1,365          --       2,319      278,243       2,080         522       1,565        24,025
    16,351       1,821          70       17,984       1,576       3,440          54           447
     8,232          --       3,184            9          --          12       2,018             1
        --          --          --        2,359          --         616          --           930
        --           1          --           --          --          --          --            --
----------   ---------   ---------   ----------    --------    --------   ---------     ---------
   899,930     679,953     330,037    3,132,922     346,880     252,710     405,241       155,223
----------   ---------   ---------   ----------    --------    --------   ---------     ---------
        --          --          --       22,872          --          --          44            --
        --          --          --           83          --         831          --           184
        --          --          --       15,918          --          --          --            --
        --          --          --       34,299          --          --          --            --
        --          --          --          169          --          --          --            --
        --          --          --           --          --          --          --            --
        --      61,567      46,013           --      40,302          --      87,074            --
    16,482          --       6,522      643,024      13,400      16,964       3,008        24,478
        --         250          14        4,815         486         553          --            71
        --          --          --           --          --          --          --            --
       177         203         114          583          84          86         116            40
         9           7           3           26           3           3           3             1
        --          --          --           --          --          --          --            --
        51          53          38          127          37          25          53            55
----------   ---------   ---------   ----------    --------    --------   ---------     ---------
    16,719      62,080      52,704      721,916      54,312      18,462      90,298        24,829
----------   ---------   ---------   ----------    --------    --------   ---------     ---------
$  883,211   $ 617,873   $ 277,333   $2,411,006    $292,568    $234,248   $ 314,943     $ 130,394
==========   =========   =========   ==========    ========    ========   =========     =========
$      108   $      46   $      23   $      202    $     21    $     20   $      29     $      14
 1,067,329     725,633     487,495    2,285,860     298,937     209,174     686,260       306,745
    27,546       5,042      (3,334)      32,889       3,153       7,947      (5,856)          597
  (210,239)   (132,722)   (252,314)      49,239     (22,128)      2,393    (416,178)     (175,166)
    (1,533)     19,874      45,463       42,816      12,585      14,714      50,688        (1,796)
----------   ---------   ---------   ----------    --------    --------   ---------     ---------
$  883,211   $ 617,873   $ 277,333   $2,411,006    $292,568    $234,248   $ 314,943     $ 130,394
==========   =========   =========   ==========    ========    ========   =========     =========
   108,260      46,394      22,602      202,082      21,310      20,368      29,355        14,444
$     8.16   $   13.32   $   12.27   $    11.93    $  13.73    $  11.50   $   10.73     $    9.03
==========   =========   =========   ==========    ========    ========   =========     =========
$  875,515   $ 658,257   $ 276,606   $2,774,070    $329,928    $207,866   $ 350,916     $ 126,173
==========   =========   =========   ==========    ========    ========   =========     =========
$       --   $      --   $      --   $   10,645    $     --    $ 18,862   $      --     $      --
==========   =========   =========   ==========    ========    ========   =========     =========
$       --   $     --    $     --    $   10,753    $     --    $     --   $      --     $      --
==========   =========   =========   ==========    ========    ========   =========     =========
$       --   $  59,961   $  43,817   $       --    $ 39,198    $     --   $  84,228     $      --
==========   =========   =========   ==========    ========    ========   =========     =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2003 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                       --------------------------------------------------------------------------
                                                                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                          AST          AST                     AST           AST           AST
                                                         PIMCO       T.ROWE                 AMERICAN      AMERICAN      AMERICAN
                                                        LIMITED       PRICE        AST       CENTURY       CENTURY       CENTURY
                                                        MATURITY     NATURAL    ALLIANCE    INCOME &    INTERNATIONAL   STRATEGIC
                                                          BOND      RESOURCES    GROWTH      GROWTH        GROWTH       BALANCED
                                                       ----------   ---------   ---------   ---------   -------------   ---------
ASSETS
   Investments in securities at value(A),
     including securities loaned at value(D).........  $1,240,731   $130,518    $ 259,876   $ 290,177     $ 339,128     $236,606
   Cash..............................................          --         --        1,901         133            --           88
   Foreign currency at value(B)......................       1,034         --           --          --           801           --
   Unrealized appreciation on foreign currency
     exchange contracts..............................           3         --           --          --            --           --
   Unrealized appreciation on interest rate swap
     agreements......................................       1,427         --           --          --            --           --
   Receivable for:
     Securities sold.................................      24,926         62           --           4         3,224        2,386
     Dividends and interest..........................       6,486        292          146         457         1,975          695
     Fund shares sold................................         200          4            5          --            --          140
     Futures variation margin........................          66         --           --          --            --           --
   Other assets......................................          --         --           --          --            --           --
                                                       ----------   --------    ---------   ---------     ---------     --------
       TOTAL ASSETS..................................   1,274,873    130,876      261,928     290,771       345,128      239,915
                                                       ----------   --------    ---------   ---------     ---------     --------
LIABILITIES
   Cash overdraft....................................       7,681          4           --          --         1,219           --
   Unrealized depreciation on foreign currency
     exchange contracts..............................          --         --           --          --            22           --
   Written options outstanding, at value.............          --         --           --          --            --           --
   Sale commitments, at value........................          --         --           --          --            --           --
   Unrealized depreciation on interest rate swap
     agreements......................................          --         --           --          --            --           --
   Payable from borrowings under line of credit......          --         --           --          --            --           --
   Payable on return of securities lent..............          --     23,074       30,761      21,565            --       28,143
   Payable for:
     Securities purchased............................     133,230        339        1,390       8,230         7,488        9,655
     Fund shares redeemed............................           1         84           44         161           568           --
     Futures variation margin........................          --         --           --          --            --           --
     Advisory fees...................................         279         48           88          87           144           73
     Shareholder servicing fees......................          12          1            3           3             3            2
     Accrued dividends...............................          --         --           --          --            --           --
   Accrued expenses and other liabilities............          72         10           29          32            84           20
                                                       ----------   --------    ---------   ---------     ---------     --------
       TOTAL LIABILITIES.............................     141,275     23,560       32,315      30,078         9,528       37,893
                                                       ----------   --------    ---------   ---------     ---------     --------
NET ASSETS...........................................  $1,133,598   $107,316    $ 229,613   $ 260,693     $ 335,600     $202,022
                                                       ==========   ========    =========   =========     =========     ========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares authorized,
 $.001 par value per share)..........................  $      100   $      8    $      31   $      25     $      33     $     17
Additional paid-in capital...........................   1,089,611    113,971      506,188     375,771       624,697      224,693
Undistributed net investment income (loss)...........      10,624       (767)         (74)      1,672          (424)       1,492
Accumulated net realized gain (loss) on
 investments.........................................       9,693     (8,049)    (274,359)   (118,162)     (317,880)     (32,724)
Accumulated net unrealized appreciation
 (depreciation) on investments.......................      23,570      2,153       (2,173)      1,387        29,174        8,544
                                                       ----------   --------    ---------   ---------     ---------     --------
NET ASSETS...........................................  $1,133,598   $107,316    $ 229,613   $ 260,693     $ 335,600     $202,022
                                                       ==========   ========    =========   =========     =========     ========
Shares of common stock outstanding...................     100,446      7,724       30,843      25,170        33,377       17,022
Net asset value, offering and redemption price per
 share...............................................  $    11.29   $  13.89    $    7.44   $   10.36     $   10.05     $  11.87
                                                       ==========   ========    =========   =========     =========     ========
(A) Investments at cost..............................  $1,218,228   $128,365    $ 262,049   $ 288,776     $ 310,068     $228,027
                                                       ==========   ========    =========   =========     =========     ========
(B) Foreign currency at cost.........................  $    1,038   $     --    $      --   $      --     $     806     $     --
                                                       ==========   ========    =========   =========     =========     ========
(C) Premiums received for written options............  $       --   $     --    $      --   $      --     $      --     $     --
                                                       ==========   ========    =========   =========     =========     ========
(D) Securities loaned at value.......................  $       --   $ 22,235    $  29,708   $  20,578     $      --     $ 27,125
                                                       ==========   ========    =========   =========     =========     ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------
                                           PORTFOLIO
------------------------------------------------------------------------------------------------
                 AST                                   AST         AST
   AST         WILLIAM         AST         AST       GOLDMAN     SANFORD       AST        AST
 GABELLI        BLAIR        MARSICO     COHEN &      SACHS     BERNSTEIN     DEAM        MFS
SMALL-CAP   INTERNATIONAL    CAPITAL      STEERS    SMALL-CAP    MANAGED    SMALL-CAP    GLOBAL
  VALUE        GROWTH         GROWTH      REALTY      VALUE     INDEX 500    GROWTH      EQUITY
---------   -------------   ----------   --------   ---------   ---------   ---------   --------
$542,221      $ 336,401     $1,503,435   $210,628   $309,661    $ 501,227   $ 374,511   $ 74,967
  29,589         30,461             --      1,035      9,781           --       1,092          5
      --          1,307             --         --         --           --          --         --
      --             --             40         --         --           --          --          1
      --             --             --         --         --           --          --         --
     132             --          8,148        926      3,483        7,899          --        212
     477          1,080            703      1,214        280          710         127        120
      --            514          1,693        239         --            1          --         --
      --             --             --         --         --           --          --         --
      --              1              1         --         --           --          --         --
--------      ---------     ----------   --------   --------    ---------   ---------   --------
 572,419        369,764      1,514,020    214,042    323,205      509,837     375,730     75,305
--------      ---------     ----------   --------   --------    ---------   ---------   --------
      --             --             --         --         --           --          --         --
      --             --             --         --         --           --          --         --
      --             --             --         --         --           --          --         --
      --             --             --         --         --           --          --         --
      --             --             --         --         --           --          --         --
      --             --             --         --         --           --          --         --
  37,085             --        219,413     11,268     24,298       52,846      36,479         --
     563          3,856         29,957      1,458      1,887        5,431          --      1,638
     482             --             --          1        630        2,015       1,269        250
      --             --             --         --         --           --          24         --
     205            110            476         63        134           73         101         29
       6              4             14          2          3            5           3          1
      --             --             --         --         --           --          --         --
      49            108             91         27         38           28          36         23
--------      ---------     ----------   --------   --------    ---------   ---------   --------
  38,390          4,078        249,951     12,819     26,990       60,398      37,912      1,941
--------      ---------     ----------   --------   --------    ---------   ---------   --------
$534,029      $ 365,686     $1,264,069   $201,223   $296,215    $ 449,439   $ 337,818   $ 73,364
========      =========     ==========   ========   ========    =========   =========   ========
$     41      $      44     $       94   $     19   $     20    $      47   $      54   $      8
 527,700        605,861      1,440,770    185,172    291,528      637,689     654,405     83,481
     796         15,071         (3,577)     7,910        863        2,327      (1,167)       259
 (18,811)      (293,848)      (380,665)    (2,917)   (17,880)    (167,509)   (340,103)   (13,530)
  24,303         38,558        207,447     11,039     21,684      (23,115)     24,629      3,146
--------      ---------     ----------   --------   --------    ---------   ---------   --------
$534,029      $ 365,686     $1,264,069   $201,223   $296,215    $ 449,439   $ 337,818   $ 73,364
========      =========     ==========   ========   ========    =========   =========   ========
  40,979         43,873         94,487     18,783     20,107       46,921      54,154      8,408
$  13.03      $    8.34     $    13.38   $  10.71   $  14.73    $    9.58   $    6.24   $   8.73
========      =========     ==========   ========   ========    =========   =========   ========
$517,918      $ 297,887     $1,296,042   $199,588   $287,977    $ 524,341   $ 349,851   $ 71,827
========      =========     ==========   ========   ========    =========   =========   ========
$     --      $   1,304     $       --   $    --    $     --    $      --   $     --    $     --
========      =========     ==========   ========   ========    =========   =========   ========
$     --      $      --     $       --   $    --    $     --    $      --   $     --    $     --
========      =========     ==========   ========   ========    =========   =========   ========
$ 35,469      $      --     $  211,735   $ 10,688   $ 23,338    $  51,016   $  34,936   $     --
========      =========     ==========   ========   ========    =========   =========   ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2003 (UNAUDITED)
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                            ---------------------------------------------------------------------
                                                                                          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                           AST                    AST
                                                                           MFS         AST      GOLDMAN       AST         AST
                                                               AST        GROWTH      ALGER      SACHS       DEAM      FEDERATED
                                                               MFS         WITH      ALL-CAP    MID-CAP    LARGE-CAP   AGGRESSIVE
                                                              GROWTH      INCOME     GROWTH      GROWTH      VALUE       GROWTH
                                                            ----------   --------   ---------   --------   ---------   ----------
ASSETS
   Investments in securities at value(A),
     including securities loaned at value(D)..............  $  621,675   $101,495   $ 451,818   $115,609   $126,553     $87,235
   Cash...................................................           1          1          --        905      4,540          --
   Foreign currency at value(B)...........................          --         --          --         --         --          --
   Unrealized appreciation on foreign currency exchange
     contracts............................................          --         --          --         --         --          --
   Unrealized appreciation on interest rate swap
     agreements...........................................          --         --          --         --         --          --
   Receivable for:
     Securities sold......................................      12,611      1,174       5,403         --          1       6,089
     Dividends and interest...............................         316         89         210         18        173           7
     Fund shares sold.....................................         308         --         490        424         --         389
     Futures variation margin.............................          --         --          --         --         --          --
   Other assets...........................................          --         --          --         --         --          --
                                                            ----------   --------   ---------   --------   --------     -------
       TOTAL ASSETS.......................................     634,911    102,759     457,921    116,956    131,267      93,720
                                                            ----------   --------   ---------   --------   --------     -------
LIABILITIES
   Cash overdraft.........................................          --         --          --         --         --       8,701
   Unrealized depreciation on foreign currency exchange
     contracts............................................          --         --          --         --         --          --
   Written options outstanding, at value(C)...............          --         --          --         --         --          --
   Sale commitments, at value.............................          --         --          --         --         --          --
   Unrealized depreciation on interest rate swap
     agreements...........................................          --         --          --         --         --          --
   Payable from borrowings under line of credit...........          --         --          --         --         --          --
   Payable on return of securities lent...................      59,057     14,354      75,359     27,169     18,348          --
   Payable for:
     Securities purchased.................................      21,675      1,497       8,156        523         --          --
     Fund shares redeemed.................................           2         91           6         --        265          --
     Futures variation margin.............................          --         --          --         --         --          --
     Advisory fees........................................         199         32         143         25         25          41
     Shareholder servicing fees...........................           6          1           4          1          1           1
     Accrued dividends....................................          --         --          --         --         --          --
   Accrued expenses and other liabilities.................          36         10          67         12         13          13
                                                            ----------   --------   ---------   --------   --------     -------
       TOTAL LIABILITIES..................................      80,975     15,985      83,735     27,730     18,652       8,756
                                                            ----------   --------   ---------   --------   --------     -------
NET ASSETS................................................  $  553,936   $ 86,774   $ 374,186   $ 89,226   $112,615     $84,964
                                                            ==========   ========   =========   ========   ========     =======
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares authorized, $.001
 par value per share).....................................  $       83   $     12   $      84   $     27   $     13     $    13
Additional paid-in capital................................   1,049,038    124,134     796,244    171,919    134,291      80,790
Undistributed net investment income (loss)................        (442)       195        (841)      (193)       644        (241)
Accumulated net realized gain (loss) on investments.......    (538,276)   (40,406)   (470,723)   (90,784)   (28,357)     (7,923)
Accumulated net unrealized appreciation (depreciation) on
 investments..............................................      43,533      2,839      49,422      8,257      6,024      12,325
                                                            ----------   --------   ---------   --------   --------     -------
NET ASSETS................................................  $  553,936   $ 86,774   $ 374,186   $ 89,226   $112,615     $84,964
                                                            ==========   ========   =========   ========   ========     =======
Shares of common stock outstanding........................      82,580     11,541      84,378     27,402     13,107      13,039
Net asset value, offering and redemption price per
 share....................................................  $     6.71   $   7.52   $    4.43   $   3.26   $   8.59     $  6.52
                                                            ==========   ========   =========   ========   ========     =======
(A) Investments at cost...................................  $  578,142   $ 98,656   $ 402,396   $107,352   $120,387     $74,910
                                                            ==========   ========   =========   ========   ========     =======
(B) Foreign currency at cost..............................  $       --   $     --   $      --   $     --   $     --     $    --
                                                            ==========   ========   =========   ========   ========     =======
(C) Premiums received for written options.................  $       --   $     --   $      --   $     --   $     --     $    --
                                                            ==========   ========   =========   ========   ========     =======
(D) Securities loaned at value............................  $   56,665   $ 13,848   $  72,618   $ 26,033   $ 17,673     $    --
                                                            ==========   ========   =========   ========   ========     =======

--------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------
                                    PORTFOLIO
----------------------------------------------------------------------------------
                            AST         AST
  AST          AST       ALLIANCE/    SANFORD                   AST         AST
GABELLI    LORD ABBETT   BERNSTEIN   BERNSTEIN      AST        DEAM        DEAM
ALL-CAP       BOND-      GROWTH +       CORE        DEAM     LARGE-CAP   SMALL-CAP
 VALUE      DEBENTURE      VALUE       VALUE        BOND      GROWTH       VALUE
--------   -----------   ---------   ----------   --------   ---------   ---------
$150,684    $231,205      $59,204     $214,887    $146,573   $ 91,500     $15,137
      --          --           --           --       8,228      3,391       4,920
      --          --           --           --          --         --          --
      --          --           --           --          --         --          --
      --          --           --           --          --         --          --
      --      33,386           --      151,342       7,326         --          --
     152       3,614           64          532       1,075         52          17
   2,272         782          289          415         463        471         135
      --          --           --           --          --         --          --
      --          --           --           --          --         --          --
--------    --------      -------     --------    --------   --------     -------
 153,108     268,987       59,557      367,176     163,665     95,414      20,209
--------    --------      -------     --------    --------   --------     -------
      --       3,443           --       65,664          --         --          --
      --          --           --           --          --         --          --
      --          --           --           --          --         --          --
      --          --           --           --          --         --          --
      --          --           --           --          --         --          --
      --      30,000           --       90,000          --         --          --
  28,340      28,937       13,835       71,226      11,939     16,458         559
     331       3,111           87          420      12,806         --          --
      --          --           --            1          --         --          --
      --          --           --           --          --         --          36
      46          60           18           79          35         17           6
       1           3           --            3           1          1          --
      --          --           --           --          --         --          --
      14          19            4           36          13          8           4
--------    --------      -------     --------    --------   --------     -------
  28,732      65,573       13,944      227,429      24,794     16,484         605
--------    --------      -------     --------    --------   --------     -------
$124,376    $203,414      $45,613     $139,747    $138,871   $ 78,930     $19,604
========    ========      =======     ========    ========   ========     =======
$     14    $     19      $     6     $     15    $     13   $      9     $     2
 156,295     189,704       50,951      127,727     130,096     93,914      19,737
     301       6,222          117        1,891       1,995          3          31
 (32,049)     (1,047)      (5,492)         580       2,771    (16,970)       (880)
    (185)      8,516           31        9,534       3,996      1,974         714
--------    --------      -------     --------    --------   --------     -------
$124,376    $203,414      $45,613     $139,747    $138,871   $ 78,930     $19,604
========    ========      =======     ========    ========   ========     =======
  13,941      19,078        5,701       14,536      13,122      9,096       2,209
$   8.92    $  10.66      $  8.00     $   9.61    $  10.58   $   8.68     $  8.87
========    ========      =======     ========    ========   ========     =======
$150,869    $222,689      $59,173     $205,353    $142,577   $ 89,403     $14,326
========    ========      =======     ========    ========   ========     =======
$     --    $     --      $    --     $     --    $     --   $     --     $    --
========    ========      =======     ========    ========   ========     =======
$     --    $     --      $    --     $     --    $     --   $     --     $    --
========    ========      =======     ========    ========   ========     =======
$ 27,390    $ 28,171      $13,417     $ 68,459    $ 11,695   $ 15,958     $   530
========    ========      =======     ========    ========   ========     =======

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                                       --------------------------------------------------------------------------
                                                                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                         AST          AST                                  AST
                                                            AST        ALLIANCE     GOLDMAN                   AST       NEUBERGER
                                                          STRONG        GROWTH       SACHS         AST        DEAM       BERMAN
                                                       INTERNATIONAL     AND      CONCENTRATED    MONEY      GLOBAL      MID-CAP
                                                          EQUITY        INCOME       GROWTH      MARKET    ALLOCATION     VALUE
                                                       -------------   --------   ------------   -------   ----------   ---------
INVESTMENT INCOME
   Interest..........................................    $     85      $      2     $     20     $17,381    $     9      $    15
   Dividends.........................................       5,766        11,271        3,445           3      3,216        4,015
   Security lending..................................          --            69           88          --         --           45
   Foreign taxes withheld............................        (632)          (63)          --          --         --           (8)
                                                         --------      --------     --------     -------    -------      -------
       Total Investment Income.......................       5,219        11,279        3,553      17,384      3,225        4,067
                                                         --------      --------     --------     -------    -------      -------
EXPENSES
   Investment advisory fees..........................       1,377         4,240        4,940       6,548        133        3,229
   Shareholder servicing fees........................         155           565          549       1,310         --          359
   Administration and accounting fees................         133           232          231         154         23          198
   Custodian fees....................................          59            63           59          97          8           38
   Distribution fees.................................          17           691          429          --         --          348
   Audit and legal fees..............................           3            13           12          29          3            8
   Trustees' fees....................................           4            14           14          33          4            9
   Interest expense..................................          --            12           17          --         --           --
   Miscellaneous expenses............................           9            26           25          56          7           17
                                                         --------      --------     --------     -------    -------      -------
       Total Expenses................................       1,757         5,856        6,276       8,227        178        4,206
       Less: Advisory fee waivers and expense
         reimbursements..............................          --           (35)        (374)       (655)        --           --
       Less: Fees paid indirectly....................         (17)         (691)        (429)         --         --         (348)
                                                         --------      --------     --------     -------    -------      -------
       Net Expenses..................................       1,740         5,130        5,473       7,572        178        3,858
                                                         --------      --------     --------     -------    -------      -------
Net Investment Income (Loss).........................       3,479         6,149       (1,920)      9,812      3,047          209
                                                         --------      --------     --------     -------    -------      -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Securities....................................     (23,991)      (55,049)     (42,129)         --     (7,258)       3,984
       Foreign currency transactions.................         (52)           --           --          --         --           --
       Futures contracts.............................          --            --           --          --         --           --
       Written options contracts.....................          --            --           --          --         --           --
       Swap agreements...............................          --            --           --          --         --           --
                                                         --------      --------     --------     -------    -------      -------
   Net realized gain (loss)..........................     (24,043)      (55,049)     (42,129)         --     (7,258)       3,984
                                                         --------      --------     --------     -------    -------      -------
   Net change in unrealized appreciation
     (depreciation) on:
       Securities....................................      45,149       211,458      159,155          --     24,235       77,214
       Futures contracts.............................          --            --           --          --         --           --
       Written option contracts......................          --            --           --          --         --           --
       Swap agreements...............................          --            --           --          --         --           --
       Translation of assets and liabilities
         denominated in foreign currencies...........           2            --           --          --         --           --
                                                         --------      --------     --------     -------    -------      -------
   Net change in unrealized appreciation
     (depreciation)..................................      45,151       211,458      159,155          --     24,235       77,214
                                                         --------      --------     --------     -------    -------      -------
   Net gain (loss) on investments....................      21,108       156,409      117,026          --     16,977       81,198
                                                         --------      --------     --------     -------    -------      -------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations.................................    $ 24,587      $162,558     $115,106     $ 9,812    $20,024      $81,407
                                                         ========      ========     ========     =======    =======      =======

--------------------------------------------------------------------------------

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------
                                           PORTFOLIO
-----------------------------------------------------------------------------------------------
                                     AST         AST         AST         AST
   AST        AST         AST       PIMCO      T. ROWE     T. ROWE    NEUBERGER        AST
FEDERATED   INVESCO      PBHG       TOTAL       PRICE       PRICE      BERMAN         DEAM
  HIGH      CAPITAL    SMALL-CAP    RETURN      ASSET       GLOBAL     MID-CAP    INTERNATIONAL
  YIELD      INCOME     GROWTH       BOND     ALLOCATION     BOND      GROWTH        EQUITY
---------   --------   ---------   --------   ----------   --------   ---------   -------------
$ 30,197    $ 2,916    $      2    $ 45,000    $ 2,390     $ 3,978     $    --       $    38
     572      5,058         478         133      2,174           1         290         2,257
      --         35          71          --         16          --          38            --
      --        (58)         (1)         --       (108)         (2)         (9)         (243)
--------    -------    --------    --------    -------     -------     -------       -------
  30,769      7,951         550      45,133      4,472       3,977         319         2,052
--------    -------    --------    --------    -------     -------     -------       -------
   2,601      2,275       1,064       7,593      1,135         883       1,266           651
     347        303         118       1,168        134         110         141            65
     196        187         111         293        120         106         124            65
      41         24          33         163         41          21          17            11
      --        104         125          --         --          --          92            --
       8          7           3          27          3           2           3             1
       8          8           3          29          3           3           3             2
      --          1           2          --         --           1          --            --
      19         15           7          63         47          12           7            10
--------    -------    --------    --------    -------     -------     -------       -------
   3,220      2,924       1,466       9,336      1,483       1,138       1,653           805
      --         --          --        (336)        --          --          --           (97)
      --       (104)       (125)         --         --          --         (92)           --
--------    -------    --------    --------    -------     -------     -------       -------
   3,220      2,820       1,341       9,000      1,483       1,138       1,561           708
--------    -------    --------    --------    -------     -------     -------       -------
  27,549      5,131        (791)     36,133      2,989       2,839      (1,242)        1,344
--------    -------    --------    --------    -------     -------     -------       -------
 (21,139)    (5,963)    (11,747)     21,860     (7,105)      4,375      (4,902)       (4,168)
      --         --          --       2,622        (15)      4,134          --           848
      --         --          --      38,990         --        (598)         --        (1,174)
      --         --          --       2,394         --         (30)         --            --
      --         --          --      (3,747)        --          --          --            --
--------    -------    --------    --------    -------     -------     -------       -------
 (21,139)    (5,963)    (11,747)     62,119     (7,120)      7,881      (4,902)       (4,494)
--------    -------    --------    --------    -------     -------     -------       -------
  81,261     51,583      51,053      27,418     32,076       4,492      43,627        13,658
      --         --          --     (16,532)        --         226          --           150
      --         --          --      (2,540)        --          30          --            --
      --         --          --       3,107         --          --          --            --
      --         --          --        (634)        --        (693)         --          (339)
--------    -------    --------    --------    -------     -------     -------       -------
  81,261     51,583      51,053      10,819     32,076       4,055      43,627        13,469
--------    -------    --------    --------    -------     -------     -------       -------
  60,122     45,620      39,306      72,938     24,956      11,936      38,725         8,975
--------    -------    --------    --------    -------     -------     -------       -------
$ 87,671    $50,751    $ 38,515    $109,071    $27,945     $14,775     $37,483       $10,319
========    =======    ========    ========    =======     =======     =======       =======

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                                           ----------------------------------------------------------------------
                                                                                         PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                             AST         AST                   AST           AST           AST
                                                            PIMCO      T. ROWE               AMERICAN     AMERICAN      AMERICAN
                                                           LIMITED      PRICE       AST      CENTURY       CENTURY       CENTURY
                                                           MATURITY    NATURAL    ALLIANCE   INCOME &   INTERNATIONAL   STRATEGIC
                                                             BOND     RESOURCES    GROWTH     GROWTH       GROWTH       BALANCED
                                                           --------   ---------   --------   --------   -------------   ---------
INVESTMENT INCOME
   Interest..............................................  $15,874     $    51    $     --   $    17      $      3       $ 1,661
   Dividends.............................................       84       1,065       1,224     2,826         5,878           895
   Security lending......................................       --          12          16        15            --            20
   Foreign taxes withheld................................       --         (40)        (22)       --          (683)           --
                                                           -------     -------    --------   --------     --------       -------
       Total Investment Income...........................   15,958       1,088       1,218     2,858         5,198         2,576
                                                           -------     -------    --------   --------     --------       -------
EXPENSES
   Investment advisory fees..............................    3,744         480       1,037       904         1,671           772
   Shareholder servicing fees............................      576          53         115       120           167            91
   Administration and accounting fees....................      234          53         109       112           140            91
   Custodian fees........................................       76          10          15        41           175            35
   Distribution fees.....................................       --          18          63        --            --            --
   Audit and legal fees..................................       14           1           2         3             4             2
   Trustees' fees........................................       14           1           3         3             4             2
   Interest expense......................................       --           1           3         6             4            --
   Miscellaneous expenses................................       29           4           6         8            11             9
                                                           -------     -------    --------   --------     --------       -------
       Total Expenses....................................    4,687         621       1,353     1,197         2,176         1,002
       Less: Advisory fee waivers and expense
         reimbursements..................................       --          --          --        --            --            --
       Less: Fees paid indirectly........................       --         (18)        (63)       --            --            --
                                                           -------     -------    --------   --------     --------       -------
       Net Expenses......................................    4,687         603       1,290     1,197         2,176         1,002
                                                           -------     -------    --------   --------     --------       -------
Net Investment Income (Loss).............................   11,271         485         (72)    1,661         3,022         1,574
                                                           -------     -------    --------   --------     --------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Securities........................................    2,951      (5,099)    (15,864)  (19,511)      (18,040)       (3,886)
       Foreign currency transactions.....................     (116)         (1)         --        --          (210)           51
       Futures contracts.................................    6,469          --          --        --            --           270
       Written options contracts.........................       --          --          --        --            --            --
       Swap agreements...................................    3,388          --          --        --            --            --
                                                           -------     -------    --------   --------     --------       -------
   Net realized gain (loss)..............................   12,692      (5,100)    (15,864)  (19,511)      (18,250)       (3,565)
                                                           -------     -------    --------   --------     --------       -------
   Net change in unrealized appreciation (depreciation)
     on:
       Securities........................................    7,174      10,356      39,424    41,505        30,415        18,143
       Futures contracts.................................   (3,826)         --          --        39            --           (14)
       Written option contracts..........................       --          --          --        --            --            --
       Swap agreements...................................      951          --          --        --            --            --
       Translation of assets and liabilities denominated
         in foreign currencies...........................      271          --          --        --            23            --
                                                           -------     -------    --------   --------     --------       -------
   Net change in unrealized appreciation
     (depreciation)......................................    4,570      10,356      39,424    41,544        30,438        18,129
                                                           -------     -------    --------   --------     --------       -------
   Net gain (loss) on investments........................   17,262       5,256      23,560    22,033        12,188        14,564
                                                           -------     -------    --------   --------     --------       -------
   Net Increase (Decrease) in Net Assets Resulting from
     Operations..........................................  $28,533     $ 5,741    $ 23,488   $23,694      $ 15,210       $16,138
                                                           =======     =======    ========   ========     ========       =======

--------------------------------------------------------------------------------

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------
                                          PORTFOLIO
---------------------------------------------------------------------------------------------
                 AST                                 AST         AST
   AST         WILLIAM        AST        AST       GOLDMAN     SANFORD       AST        AST
 GABELLI        BLAIR       MARSICO     COHEN       SACHS     BERNSTEIN     DEAM        MFS
SMALL-CAP   INTERNATIONAL   CAPITAL    & STEERS   SMALL-CAP    MANAGED    SMALL-CAP   GLOBAL
  VALUE        GROWTH        GROWTH     REALTY      VALUE     INDEX 500    GROWTH     EQUITY
---------   -------------   --------   --------   ---------   ---------   ---------   -------
 $    84       $   120      $    507   $    --     $    12    $     --     $    29    $    12
   2,835         4,294         4,348     5,945       2,205       3,906         852        744
      34            --            82        10          28          23          91         --
      (4)         (481)         (120)      (10)         (4)         (1)         (4)       (63)
 -------       -------      --------   -------     -------    --------     -------    -------
   2,949         3,933         4,817     5,945       2,241       3,928         968        693
 -------       -------      --------   -------     -------    --------     -------    -------
   2,104         1,547         4,926       896       1,340       1,254       1,391        307
     234           155           547        90         141         209         146         31
     168           132           231        89         124          81         128         50
      38            45            60        17          34          30          27         39
       5           193           282        13         105         157          --         --
       5             4            13         2           3           5           3          1
       6             4            14         2           4           5           4          1
       6            --            11        --          --           8          --         --
      14             9            27         4           9          11          10          3
 -------       -------      --------   -------     -------    --------     -------    -------
   2,580         2,089         6,111     1,113       1,760       1,760       1,709        432
      --          (155)          (27)       --          --          --        (220)        --
      (5)         (193)         (282)      (13)       (105)       (157)         --         --
 -------       -------      --------   -------     -------    --------     -------    -------
   2,575         1,741         5,802     1,100       1,655       1,603       1,489        432
 -------       -------      --------   -------     -------    --------     -------    -------
     374         2,192          (985)    4,845         586       2,325        (521)       261
 -------       -------      --------   -------     -------    --------     -------    -------
  (2,979)       (5,278)      (19,602)    1,043      (4,563)    (27,371)      9,457     (2,141)
      --          (229)         (316)       --          --          --          --        (12)
      --            --            --        --          --          --       1,439         --
      --            --            --        --          --          --          --         --
      --            --            --        --          --          --          --         --
 -------       -------      --------   -------     -------    --------     -------    -------
  (2,979)       (5,507)      (19,918)    1,043      (4,563)    (27,371)     10,896     (2,153)
 -------       -------      --------   -------     -------    --------     -------    -------
  59,228        38,318       169,385    18,059      41,147      68,266      46,301      6,838
      --            --            --        --          --          --          26         --
      --            --            --        --          --          --          --         --
      --            --            --        --          --          --          --         --
      --           (36)           55         1          --          --          --          1
 -------       -------      --------   -------     -------    --------     -------    -------
  59,228        38,282       169,440    18,060      41,147      68,266      46,327      6,839
 -------       -------      --------   -------     -------    --------     -------    -------
  56,249        32,775       149,522    19,103      36,584      40,895      57,223      4,686
 -------       -------      --------   -------     -------    --------     -------    -------
 $56,623       $34,967      $148,537   $23,948     $37,170    $ 43,220     $56,702    $ 4,947
 =======       =======      ========   =======     =======    ========     =======    =======

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

                                                              ---------------------------------------------------------------
                                                                                         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                                          AST                  AST
                                                                          MFS       AST      GOLDMAN      AST         AST
                                                                AST     GROWTH     ALGER      SACHS      DEAM      FEDERATED
                                                                MFS      WITH     ALL-CAP    MID-CAP   LARGE-CAP   AGGRESSIVE
                                                              GROWTH    INCOME     GROWTH    GROWTH      VALUE       GROWTH
                                                              -------   -------   --------   -------   ---------   ----------
INVESTMENT INCOME
   Interest.................................................  $    66   $    10   $    72    $    6     $    12     $    18
   Dividends................................................    2,351       658     1,021       158       1,128          73
   Security lending.........................................       31         6        29        17          10          --
   Foreign taxes withheld...................................      (28)      (10)      (11)       --          --          --
                                                              -------   -------   -------    ------     -------     -------
       Total Investment Income..............................    2,420       664     1,111       181       1,150          91
                                                              -------   -------   -------    ------     -------     -------
EXPENSES
   Investment advisory fees.................................    2,327       361     1,602       330         443         246
   Shareholder servicing fees...............................      258        40       169        33          52          26
   Administration and accounting fees.......................      175        40       141        33          52          26
   Custodian fees...........................................       71        24        19         7          12          27
   Distribution fees........................................      494        --       267        68          --          --
   Audit and legal fees.....................................        6         1         4         1           1           1
   Trustees' fees...........................................        7         1         4         1           1          --
   Interest expense.........................................       --         1         1        --          --           3
   Miscellaneous expenses...................................       13         4         8         2           3           3
                                                              -------   -------   -------    ------     -------     -------
       Total Expenses.......................................    3,351       472     2,215       475         564         332
       Less: Advisory fee waivers and expense
         reimbursements.....................................       --        --        --       (33)        (52)         --
       Less: Fees paid indirectly...........................     (494)       --      (267)      (68)         --          --
                                                              -------   -------   -------    ------     -------     -------
       Net Expenses.........................................    2,857       472     1,948       374         512         332
                                                              -------   -------   -------    ------     -------     -------
Net Investment Income (Loss)................................     (437)      192      (837)     (193)        638        (241)
                                                              -------   -------   -------    ------     -------     -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Securities...........................................    6,025    (3,977)     (116)       (9)     (3,926)      1,576
       Foreign currency transactions........................        4        (4)       --        --          --           1
       Futures contracts....................................       --        --        --        --         261          --
       Written options contracts............................       --        --        --        --          --          --
       Swap agreements......................................       --        --        --        --          --          --
                                                              -------   -------   -------    ------     -------     -------
   Net realized gain (loss).................................    6,029    (3,981)     (116)       (9)     (3,665)      1,577
                                                              -------   -------   -------    ------     -------     -------
   Net change in unrealized appreciation (depreciation) on:
       Securities...........................................   57,373    10,379    65,816     9,128      13,133      15,045
       Futures contracts....................................       --        --        --        --         (59)         --
       Written option contracts.............................       --        --        --        --          --          --
       Swap agreements......................................       --        --        --        --          --          --
       Translation of assets and liabilities denominated in
         foreign currencies.................................       --        --        --        --          --          --
                                                              -------   -------   -------    ------     -------     -------
   Net change in unrealized appreciation (depreciation).....   57,373    10,379    65,816     9,128      13,074      15,045
                                                              -------   -------   -------    ------     -------     -------
   Net gain (loss) on investments...........................   63,402     6,398    65,700     9,119       9,409      16,622
                                                              -------   -------   -------    ------     -------     -------
   Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................  $62,965   $ 6,590   $64,863    $8,926     $10,047     $16,381
                                                              =======   =======   =======    ======     =======     =======

--------------------------------------------------------------------------------

See Notes to Financial Statements.

---------------------------------------------------------------------------------
                                    PORTFOLIO
---------------------------------------------------------------------------------
                            AST
  AST          AST       ALLIANCE/      AST                    AST         AST
GABELLI    LORD ABBETT   BERNSTEIN    SANFORD       AST       DEAM        DEAM
ALL-CAP       BOND-      GROWTH +    BERNSTEIN     DEAM     LARGE-CAP   SMALL-CAP
 VALUE      DEBENTURE      VALUE     CORE VALUE    BOND      GROWTH       VALUE
--------   -----------   ---------   ----------   -------   ---------   ---------
$     3      $ 6,827      $   --      $    --     $2,607     $    10     $   10
    923          343         318        2,972         --         345         98
     13           21           5           22          4          10         --
     (9)          --          (1)          (2)        --          --         --
-------      -------      ------      -------     ------     -------     ------
    930        7,191         322        2,992      2,611         365        108
-------      -------      ------      -------     ------     -------     ------
    503          751         163          845        563         311         68
     53           94          18          113         66          37          7
     53           92          20          106         66          36         19
      8           13           1           19         12          11         10
      3           --          --           48         --          --         --
      1            2          --            3          2           1         --
      1            2           1            3          2           1         --
      5            6          --            6         --          --         --
      5            8           2            6          5           2          2
-------      -------      ------      -------     ------     -------     ------
    632          968         205        1,149        716         399        106
     --           --          --           --       (100)        (37)       (24)
     (3)          --          --          (48)        --          --         --
-------      -------      ------      -------     ------     -------     ------
    629          968         205        1,101        616         362         82
-------      -------      ------      -------     ------     -------     ------
    301        6,223         117        1,891      1,995           3         26
-------      -------      ------      -------     ------     -------     ------
 (5,311)       2,825        (673)       3,438      2,774      (2,204)       632
     --           --          --           --         --          --         --
     --           --          --           --         --         299        642
     --           --          --           --         --          --         --
     --           --          --           --         --          --         --
-------      -------      ------      -------     ------     -------     ------
 (5,311)       2,825        (673)       3,438      2,774      (1,905)     1,274
-------      -------      ------      -------     ------     -------     ------
 19,738       10,261       4,314       19,925        567      10,178        892
     --           --          --           --         --         (72)       (40)
     --           --          --           --         --          --         --
     --           --          --           --         --          --         --
     --           --          --           --         --          --         --
-------      -------      ------      -------     ------     -------     ------
 19,738       10,261       4,314       19,925        567      10,106        852
-------      -------      ------      -------     ------     -------     ------
 14,427       13,086       3,641       23,363      3,341       8,201      2,126
-------      -------      ------      -------     ------     -------     ------
$14,728      $19,309      $3,758      $25,254     $5,336     $ 8,204     $2,152
=======      =======      ======      =======     ======     =======     ======

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                      ---------------------------------------------------------------------------
                                                                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                   AST STRONG                            AST ALLIANCE
                                                              INTERNATIONAL EQUITY                    GROWTH AND INCOME
                                                      ------------------------------------   ------------------------------------
                                                      SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                       JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED
                                                        (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)      DECEMBER 31, 2002
                                                      ----------------   -----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss).....................     $   3,479           $   3,158          $    6,149         $   15,218
   Net realized gain (loss) on investments..........       (24,043)            (46,656)            (55,049)          (272,116)
   Net change in unrealized appreciation
     (depreciation) on investments..................        45,151             (29,826)            211,458           (177,457)
                                                         ---------           ---------          ----------         ----------
     Net Increase (Decrease) in Net Assets from
       Operations...................................        24,587             (73,324)            162,558           (434,355)
                                                         ---------           ---------          ----------         ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment
     income.........................................        (2,688)             (2,561)            (15,226)           (13,117)
   Distributions to shareholders from capital
     gains..........................................            --                  --                  --            (83,418)
                                                         ---------           ---------          ----------         ----------
     Total Dividends and Distributions to
       Shareholders.................................        (2,688)             (2,561)            (15,226)           (96,535)
                                                         ---------           ---------          ----------         ----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold........................       133,342             439,655             328,719            366,063
   Net asset value of shares issued in reinvestment
     of dividends and distributions.................         2,688               2,561              15,226             96,535
   Net asset value of shares issued in merger.......            --                  --                  --                 --
   Cost of shares redeemed..........................      (131,115)           (494,410)           (243,270)          (637,240)
                                                         ---------           ---------          ----------         ----------
   Increase (Decrease) in Net Assets from Capital
     Share Transactions.............................         4,915             (52,194)            100,675           (174,642)
                                                         ---------           ---------          ----------         ----------
     Total Increase (Decrease) in Net Assets........        26,814            (128,079)            248,007           (705,532)
NET ASSETS
   Beginning of Period..............................       316,192             444,271           1,169,698          1,875,230
                                                         ---------           ---------          ----------         ----------
   End of Period....................................     $ 343,006           $ 316,192          $1,417,705         $1,169,698
                                                         =========           =========          ==========         ==========
SHARES ISSUED AND REDEEMED
   Shares sold......................................        10,981              32,826              21,886             23,119
   Shares issued in reinvestment of dividends and
     distributions..................................           236                 184               1,186              5,716
   Shares issued in merger..........................            --                  --                  --                 --
   Shares redeemed..................................       (10,833)            (36,613)            (17,702)           (42,917)
                                                         ---------           ---------          ----------         ----------
     Net Increase (Decrease) in Shares
       Outstanding..................................           384              (3,603)              5,370            (14,082)
                                                         =========           =========          ==========         ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------
                                                    PORTFOLIO
------------------------------------------------------------------------------------------------------------------
         AST GOLDMAN SACHS
        CONCENTRATED GROWTH                      AST MONEY MARKET                  AST DEAM GLOBAL ALLOCATION
------------------------------------   ------------------------------------   ------------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
 JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED
  (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)      DECEMBER 31, 2002
----------------   -----------------   ----------------   -----------------   ----------------   -----------------
   $   (1,920)        $     3,828        $     9,812         $    35,888          $  3,047           $   3,437
      (42,129)           (327,562)                --                   2            (7,258)            (44,273)
      159,155            (338,158)                --                  --            24,235             (27,927)
   ----------         -----------        -----------         -----------          --------           ---------
      115,106            (661,892)             9,812              35,890            20,024             (68,763)
   ----------         -----------        -----------         -----------          --------           ---------
       (3,837)            (13,673)            (9,812)            (35,888)           (3,336)            (14,493)
           --                  --                 (1)               (352)               --                  --
   ----------         -----------        -----------         -----------          --------           ---------
       (3,837)            (13,673)            (9,813)            (36,240)           (3,336)            (14,493)
   ----------         -----------        -----------         -----------          --------           ---------
       93,629             332,030          2,352,922           9,251,249             6,707              35,694
        3,837              13,673              9,813              36,240             3,336              14,493
           --                  --                 --                  --                --                  --
     (218,513)           (975,258)        (2,685,733)         (9,194,516)          (44,856)           (163,728)
   ----------         -----------        -----------         -----------          --------           ---------
     (121,047)           (629,555)          (322,998)             92,973           (34,813)           (113,541)
   ----------         -----------        -----------         -----------          --------           ---------
       (9,778)         (1,305,120)          (322,999)             92,623           (18,125)           (196,797)
    1,147,612           2,452,732          2,744,716           2,652,093           284,362             481,159
   ----------         -----------        -----------         -----------          --------           ---------
   $1,137,834         $ 1,147,612        $ 2,421,717         $ 2,744,716          $266,237           $ 284,362
   ==========         ===========        ===========         ===========          ========           =========
        5,532              17,052          2,352,922           9,251,252               702               3,428
          247                 636              9,812              36,240               370               1,358
           --                  --                 --                  --                --                  --
      (13,049)            (51,343)        (2,685,733)         (9,194,516)           (4,765)            (16,469)
   ----------         -----------        -----------         -----------          --------           ---------
       (7,270)            (33,655)          (322,999)             92,976            (3,693)            (11,683)
   ==========         ===========        ===========         ===========          ========           =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                      ---------------------------------------------------------------------------
                                                                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                              AST NEUBERGER BERMAN                      AST FEDERATED
                                                                 MID-CAP VALUE                            HIGH YIELD
                                                      ------------------------------------   ------------------------------------
                                                      SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                       JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED
                                                        (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)      DECEMBER 31, 2002
                                                      ----------------   -----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss).....................     $     209          $    1,894          $  27,549           $  48,254
   Net realized gain (loss) on investments..........         3,984             (19,244)           (21,139)            (90,040)
   Net change in unrealized appreciation
     (depreciation) on investments..................        77,214             (95,009)            81,261              47,287
                                                         ---------          ----------          ---------           ---------
     Net Increase (Decrease) in Net Assets from
       Operations...................................        81,407            (112,359)            87,671               5,501
                                                         ---------          ----------          ---------           ---------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment
     income.........................................        (1,718)             (4,849)           (48,256)            (55,266)
   Distributions to shareholders from capital
     gains..........................................            --             (45,689)                --                  --
                                                         ---------          ----------          ---------           ---------
     Total Dividends and Distributions to
       Shareholders.................................        (1,718)            (50,538)           (48,256)            (55,266)
                                                         ---------          ----------          ---------           ---------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold........................        59,903             531,525            489,821             511,974
   Net asset value of shares issued in reinvestment
     of dividends and distributions.................         1,718              50,538             48,256              55,266
   Net asset value of shares issued in merger.......            --                  --                 --                  --
   Cost of shares redeemed..........................      (118,845)           (661,227)          (270,722)           (466,855)
                                                         ---------          ----------          ---------           ---------
   Increase (Decrease) in Net Assets from Capital
     Share Transactions.............................       (57,224)            (79,164)           267,355             100,385
                                                         ---------          ----------          ---------           ---------
     Total Increase (Decrease) in Net Assets........        22,465            (242,061)           306,770              50,620
NET ASSETS
   Beginning of Period..............................       760,973           1,003,034            576,441             525,821
                                                         ---------          ----------          ---------           ---------
   End of Period....................................     $ 783,438          $  760,973          $ 883,211           $ 576,441
                                                         =========          ==========          =========           =========
SHARES ISSUED AND REDEEMED
   Shares sold......................................         4,364              36,590             62,627              64,786
   Shares issued in reinvestment of dividends and
     distributions..................................           136               3,399              6,557               7,031
   Shares issued in merger..........................            --                  --                 --                  --
   Shares redeemed..................................        (9,114)            (46,925)           (33,999)            (58,095)
                                                         ---------          ----------          ---------           ---------
     Net Increase (Decrease) in Shares
       Outstanding..................................        (4,614)             (6,936)            35,185              13,722
                                                         =========          ==========          =========           =========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------
                                                    PORTFOLIO
------------------------------------------------------------------------------------------------------------------
            AST INVESCO                              AST PBHG                              AST PIMCO
           CAPITAL INCOME                        SMALL-CAP GROWTH                      TOTAL RETURN BOND
------------------------------------   ------------------------------------   ------------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
 JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED
  (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)      DECEMBER 31, 2002
----------------   -----------------   ----------------   -----------------   ----------------   -----------------
   $   5,131          $   15,172          $    (791)          $  (2,583)         $   36,133         $   76,593
      (5,963)            (87,292)           (11,747)            (81,726)             62,119             84,928
      51,583             (96,725)            51,053             (69,335)             10,819             15,060
   ---------          ----------          ---------           ---------          ----------         ----------
      50,751            (168,845)            38,515            (153,644)            109,071            176,581
   ---------          ----------          ---------           ---------          ----------         ----------
     (15,176)            (24,256)                --                  --             (81,938)           (75,526)
          --                  --                 --                  --             (84,016)           (32,366)
   ---------          ----------          ---------           ---------          ----------         ----------
     (15,176)            (24,256)                --                  --            (165,954)          (107,892)
   ---------          ----------          ---------           ---------          ----------         ----------
      67,134             259,526            139,066             644,310             452,761          1,114,509
      15,176              24,256                 --                  --             165,954            107,892
          --                  --                 --                  --                  --                 --
    (160,545)           (459,217)          (154,274)           (731,540)           (405,874)          (674,388)
   ---------          ----------          ---------           ---------          ----------         ----------
     (78,235)           (175,435)           (15,208)            (87,230)            212,841            548,013
   ---------          ----------          ---------           ---------          ----------         ----------
     (42,660)           (368,536)            23,307            (240,874)            155,958            616,702
     660,533           1,029,069            254,026             494,900           2,255,048          1,638,346
   ---------          ----------          ---------           ---------          ----------         ----------
   $ 617,873          $  660,533          $ 277,333           $ 254,026          $2,411,006         $2,255,048
   =========          ==========          =========           =========          ==========         ==========
       5,452              18,388             12,770              52,000              37,852             95,111
       1,295               1,614                 --                  --              14,356              9,423
          --                  --                 --                  --                  --                 --
     (12,967)            (33,390)           (14,581)            (58,780)            (34,308)           (57,738)
   ---------          ----------          ---------           ---------          ----------         ----------
      (6,220)            (13,388)            (1,811)             (6,780)             17,900             46,796
   =========          ==========          =========           =========          ==========         ==========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                      ---------------------------------------------------------------------------
                                                                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                               AST T. ROWE PRICE                      AST T. ROWE PRICE
                                                                ASSET ALLOCATION                         GLOBAL BOND
                                                      ------------------------------------   ------------------------------------
                                                      SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                       JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED
                                                        (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)      DECEMBER 31, 2002
                                                      ----------------   -----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss).....................      $  2,989           $  7,055            $  2,839           $  4,607
   Net realized gain (loss) on investments..........        (7,120)           (13,328)              7,881              4,819
   Net change in unrealized appreciation
     (depreciation) on investments..................        32,076            (26,318)              4,055             11,526
                                                          --------           --------            --------           --------
     Net Increase (Decrease) in Net Assets from
       Operations...................................        27,945            (32,591)             14,775             20,952
                                                          --------           --------            --------           --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment
     income.........................................        (7,113)            (8,650)             (7,342)                --
   Distributions to shareholders from capital
     gains..........................................            --            (11,079)               (394)                --
                                                          --------           --------            --------           --------
     Total Dividends and Distributions to
       Shareholders.................................        (7,113)           (19,729)             (7,736)                --
                                                          --------           --------            --------           --------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold........................        17,232             39,238             104,128            218,466
   Net asset value of shares issued in reinvestment
     of dividends and distributions.................         7,113             19,729               7,736                 --
   Net asset value of shares issued in merger.......            --                 --                  --                 --
   Cost of shares redeemed..........................       (21,728)           (70,319)            (94,249)          (137,838)
                                                          --------           --------            --------           --------
   Increase (Decrease) in Net Assets from Capital
     Share Transactions.............................         2,617            (11,352)             17,615             80,628
                                                          --------           --------            --------           --------
     Total Increase (Decrease) in Net Assets........        23,449            (63,672)             24,654            101,580
NET ASSETS
   Beginning of Period..............................       269,119            332,791             209,594            108,014
                                                          --------           --------            --------           --------
   End of Period....................................      $292,568           $269,119            $234,248           $209,594
                                                          ========           ========            ========           ========
SHARES ISSUED AND REDEEMED
   Shares sold......................................         1,315              2,937               9,230             21,071
   Shares issued in reinvestment of dividends and
     distributions..................................           589              1,421                 704                 --
   Shares issued in merger..........................            --                 --                  --                 --
   Shares redeemed..................................        (1,723)            (5,340)             (8,453)           (13,374)
                                                          --------           --------            --------           --------
     Net Increase (Decrease) in Shares
       Outstanding..................................           181               (982)              1,481              7,697
                                                          ========           ========            ========           ========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------
                                                    PORTFOLIO
------------------------------------------------------------------------------------------------------------------
        AST NEUBERGER BERMAN                         AST DEAM                              AST PIMCO
           MID-CAP GROWTH                      INTERNATIONAL EQUITY                  LIMITED MATURITY BOND
------------------------------------   ------------------------------------   ------------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
 JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED
  (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)      DECEMBER 31, 2002
----------------   -----------------   ----------------   -----------------   ----------------   -----------------
   $  (1,242)          $  (3,218)          $  1,344           $    875           $   11,271         $   24,002
      (4,902)           (138,989)            (4,494)           (15,170)              12,692             13,375
      43,627             (10,992)            13,469            (14,799)               4,570             13,777
   ---------           ---------           --------           --------           ----------         ----------
      37,483            (153,199)            10,319            (29,094)              28,533             51,154
   ---------           ---------           --------           --------           ----------         ----------
          --                  --               (787)                --              (23,901)           (26,976)
          --                  --                 --                 --              (14,225)            (8,081)
   ---------           ---------           --------           --------           ----------         ----------
          --                  --               (787)                --              (38,126)           (35,057)
   ---------           ---------           --------           --------           ----------         ----------
      99,630             552,946             70,581            150,379              351,605            764,837
          --                  --                787                 --               38,126             35,057
          --                  --                 --                 --                   --                 --
    (109,628)           (630,869)           (79,510)          (147,272)            (305,383)          (368,345)
   ---------           ---------           --------           --------           ----------         ----------
      (9,998)            (77,923)            (8,142)             3,107               84,348            431,549
   ---------           ---------           --------           --------           ----------         ----------
      27,485            (231,122)             1,390            (25,987)              74,755            447,646
     287,458             518,580            129,004            154,991            1,058,843            611,197
   ---------           ---------           --------           --------           ----------         ----------
   $ 314,943           $ 287,458           $130,394           $129,004           $1,133,598         $1,058,843
   =========           =========           ========           ========           ==========         ==========
      10,171              48,835              8,436             15,649               31,124             68,971
          --                  --                103                 --                3,432              3,234
          --                  --                 --                 --                   --                 --
     (11,415)            (56,239)            (9,483)           (15,602)             (27,278)           (33,140)
   ---------           ---------           --------           --------           ----------         ----------
      (1,244)             (7,404)              (944)                47                7,278             39,065
   =========           =========           ========           ========           ==========         ==========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                      ---------------------------------------------------------------------------
                                                                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                               AST T. ROWE PRICE
                                                               NATURAL RESOURCES                     AST ALLIANCE GROWTH
                                                      ------------------------------------   ------------------------------------
                                                      SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                       JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED
                                                        (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)      DECEMBER 31, 2002
                                                      ----------------   -----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss).....................      $    485           $     796          $     (72)          $  (1,059)
   Net realized gain (loss) on investments..........        (5,100)              1,512            (15,864)            (98,412)
   Net change in unrealized appreciation
     (depreciation) on investments..................        10,356             (14,607)            39,424             (36,148)
                                                          --------           ---------          ---------           ---------
     Net Increase (Decrease) in Net Assets from
       Operations...................................         5,741             (12,299)            23,488            (135,619)
                                                          --------           ---------          ---------           ---------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment
     income.........................................        (1,611)             (2,339)                --                  --
   Distributions to shareholders from capital
     gains..........................................        (2,249)             (5,243)                --                  --
                                                          --------           ---------          ---------           ---------
     Total Dividends and Distributions to
       Shareholders.................................        (3,860)             (7,582)                --                  --
                                                          --------           ---------          ---------           ---------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold........................        15,304             156,021             69,705             241,193
   Net asset value of shares issued in reinvestment
     of dividends and distributions.................         3,860               7,582                 --                  --
   Net asset value of shares issued in merger.......            --                  --                 --                  --
   Cost of shares redeemed..........................       (36,415)           (156,586)          (104,070)           (318,068)
                                                          --------           ---------          ---------           ---------
   Increase (Decrease) in Net Assets from Capital
     Share Transactions.............................       (17,251)              7,017            (34,365)            (76,875)
                                                          --------           ---------          ---------           ---------
     Total Increase (Decrease) in Net Assets........       (15,370)            (12,864)           (10,877)           (212,494)
NET ASSETS
   Beginning of Period..............................       122,686             135,550            240,490             452,984
                                                          --------           ---------          ---------           ---------
   End of Period....................................      $107,316           $ 122,686          $ 229,613           $ 240,490
                                                          ========           =========          =========           =========
SHARES ISSUED AND REDEEMED
   Shares sold......................................         1,188              10,655             10,046              30,274
   Shares issued in reinvestment of dividends and
     distributions..................................           305                 516                 --                  --
   Shares issued in merger..........................            --                  --                 --                  --
   Shares redeemed..................................        (2,814)            (11,091)           (14,820)            (40,983)
                                                          --------           ---------          ---------           ---------
     Net Increase (Decrease) in Shares
       Outstanding..................................        (1,321)                 80             (4,774)            (10,709)
                                                          ========           =========          =========           =========

--------------------------------------------------------------------------------

(1) Acquired AST Scudder Japan Portfolio on May 3, 2002

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------
                                                    PORTFOLIO
------------------------------------------------------------------------------------------------------------------
        AST AMERICAN CENTURY                   AST AMERICAN CENTURY                   AST AMERICAN CENTURY
          INCOME & GROWTH                    INTERNATIONAL GROWTH(1)                   STRATEGIC BALANCED
------------------------------------   ------------------------------------   ------------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
 JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED
  (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)      DECEMBER 31, 2002
----------------   -----------------   ----------------   -----------------   ----------------   -----------------
    $  1,661           $   3,261          $   3,022           $   3,374           $  1,574           $  4,190
     (19,511)            (46,649)           (18,250)            (93,520)            (3,565)           (20,149)
      41,544             (30,667)            30,438              (6,360)            18,129             (6,290)
    --------           ---------          ---------           ---------           --------           --------
      23,694             (74,055)            15,210             (96,506)            16,138            (22,249)
    --------           ---------          ---------           ---------           --------           --------
      (3,199)             (3,169)            (6,171)                 --             (4,191)            (4,499)
          --                  --                 --                  --                 --                 --
    --------           ---------          ---------           ---------           --------           --------
      (3,199)             (3,169)            (6,171)                 --             (4,191)            (4,499)
    --------           ---------          ---------           ---------           --------           --------
      50,390             154,389            227,210             578,484             30,637             65,841
       3,199               3,169              6,171                  --              4,191              4,499
          --                  --                 --               4,251                 --                 --
     (72,513)           (195,951)          (280,818)           (630,357)           (24,121)           (74,946)
    --------           ---------          ---------           ---------           --------           --------
     (18,924)            (38,393)           (47,437)            (47,622)            10,707             (4,606)
    --------           ---------          ---------           ---------           --------           --------
       1,571            (115,617)           (38,398)           (144,128)            22,654            (31,354)
     259,122             374,739            373,998             518,126            179,368            210,722
    --------           ---------          ---------           ---------           --------           --------
    $260,693           $ 259,122          $ 335,600           $ 373,998           $202,022           $179,368
    ========           =========          =========           =========           ========           ========
       5,166              15,113             24,134              53,404              2,718              5,746
         362                 278                701                  --                392                373
          --                  --                 --                 350                 --                 --
      (7,881)            (19,524)           (29,629)            (58,170)            (2,189)            (6,712)
    --------           ---------          ---------           ---------           --------           --------
      (2,353)             (4,133)            (4,794)             (4,416)               921               (593)
    ========           =========          =========           =========           ========           ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                      ---------------------------------------------------------------------------
                                                                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                  AST GABELLI                         AST WILLIAM BLAIR
                                                                SMALL-CAP VALUE                      INTERNATIONAL GROWTH
                                                      ------------------------------------   ------------------------------------
                                                      SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                       JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED
                                                        (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)      DECEMBER 31, 2002
                                                      ----------------   -----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss).....................     $     374           $   1,050           $  2,192          $    1,776
   Net realized gain (loss) on investments..........        (2,979)            (13,488)            (5,507)           (162,815)
   Net change in unrealized appreciation
     (depreciation) on investments..................        59,228             (42,426)            38,282              32,074
                                                         ---------           ---------           --------          ----------
     Net Increase (Decrease) in Net Assets from
       Operations...................................        56,623             (54,864)            34,967            (128,965)
                                                         ---------           ---------           --------          ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment
     income.........................................          (998)             (2,310)                --             (18,118)
   Distributions to shareholders from capital
     gains..........................................            --              (8,534)                --                  --
                                                         ---------           ---------           --------          ----------
     Total Dividends and Distributions to
       Shareholders.................................          (998)            (10,844)                --             (18,118)
                                                         ---------           ---------           --------          ----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold........................       121,220             628,656             64,558              32,772
   Net asset value of shares issued in reinvestment
     of dividends and distributions.................           998              10,844                 --              18,118
   Net asset value of shares issued in merger.......            --                  --                 --                  --
   Cost of shares redeemed..........................      (144,884)           (611,201)           (52,671)           (172,352)
                                                         ---------           ---------           --------          ----------
   Increase (Decrease) in Net Assets from Capital
     Share Transactions.............................       (22,666)             28,299             11,887            (121,462)
                                                         ---------           ---------           --------          ----------
     Total Increase (Decrease) in Net Assets........        32,959             (37,409)            46,854            (268,545)
NET ASSETS
   Beginning of Period..............................       501,070             538,479            318,832             587,377
                                                         ---------           ---------           --------          ----------
   End of Period....................................     $ 534,029           $ 501,070           $365,686          $  318,832
                                                         =========           =========           ========          ==========
SHARES ISSUED AND REDEEMED
   Shares sold......................................        10,007              50,486              8,149               4,092
   Shares issued in reinvestment of dividends and
     distributions..................................            91                 857                 --               1,925
   Shares issued in merger..........................            --                  --                 --                  --
   Shares redeemed..................................       (12,338)            (49,318)            (7,038)            (19,775)
                                                         ---------           ---------           --------          ----------
     Net Increase (Decrease) in Shares
       Outstanding..................................        (2,240)              2,025              1,111             (13,758)
                                                         =========           =========           ========          ==========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
                                                      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                AST MARSICO                                                                AST GOLDMAN SACHS
               CAPITAL GROWTH                   AST COHEN & STEERS REALTY                   SMALL-CAP VALUE
    ------------------------------------   ------------------------------------   ------------------------------------
    SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
     JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003                          JUNE 30, 2003        YEAR ENDED
      (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)         YEAR ENDED         (UNAUDITED)      DECEMBER 31, 2002
    ----------------   -----------------   ----------------   DECEMBER 31, 2002   ----------------   -----------------
       $     (985)        $   (3,450)          $  4,845           $   9,569           $    586           $   2,938
          (19,918)          (105,228)             1,043               1,585             (4,563)            (10,779)
          169,440            (92,282)            18,060             (13,242)            41,147             (41,829)
       ----------         ----------           --------           ---------           --------           ---------
          148,537           (200,960)            23,948              (2,088)            37,170             (49,670)
       ----------         ----------           --------           ---------           --------           ---------
               --                 --             (6,936)             (4,940)            (2,448)             (1,944)
               --                 --             (4,038)                 --                 --             (43,887)
       ----------         ----------           --------           ---------           --------           ---------
               --                 --            (10,974)             (4,940)            (2,448)            (45,831)
       ----------         ----------           --------           ---------           --------           ---------
          250,081            856,350             54,996             203,643              5,480             450,476
               --                 --             10,974               4,940              2,448              45,831
               --                 --                 --                  --                 --                  --
         (215,650)          (826,716)           (55,241)           (163,666)           (61,536)           (518,216)
       ----------         ----------           --------           ---------           --------           ---------
           34,431             29,634             10,729              44,917            (53,608)            (21,909)
       ----------         ----------           --------           ---------           --------           ---------
          182,968           (171,326)            23,703              37,889            (18,886)           (117,410)
        1,081,101          1,252,427            177,520             139,631            315,101             432,511
       ----------         ----------           --------           ---------           --------           ---------
       $1,264,069         $1,081,101           $201,223           $ 177,520           $296,215           $ 315,101
       ==========         ==========           ========           =========           ========           =========
           20,359             63,902              5,479              19,473                412              29,753
               --                 --              1,194                 495                200               3,216
               --                 --                 --                  --                 --                  --
          (18,080)           (61,914)            (5,558)            (16,108)            (4,817)            (36,463)
       ----------         ----------           --------           ---------           --------           ---------
            2,279              1,988              1,115               3,860             (4,205)             (3,494)
       ==========         ==========           ========           =========           ========           =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                      ---------------------------------------------------------------------------
                                                                                       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                             AST SANFORD BERNSTEIN                         AST DEAM
                                                               MANAGED INDEX 500                       SMALL-CAP GROWTH
                                                      ------------------------------------   ------------------------------------
                                                      SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                       JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED
                                                        (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)      DECEMBER 31, 2002
                                                      ----------------   -----------------   ----------------   -----------------
FROM OPERATIONS
   Net investment income (loss).....................     $   2,325           $   5,477           $   (521)         $      (486)
   Net realized gain (loss) on investments..........       (27,371)            (68,866)            10,896             (101,504)
   Net change in unrealized appreciation
     (depreciation) on investment...................        68,266             (68,076)            46,327              (33,577)
                                                         ---------           ---------           --------          -----------
     Net Increase (Decrease) in Net Assets from
       Operations...................................        43,220            (131,465)            56,702             (135,567)
                                                         ---------           ---------           --------          -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment
     income.........................................        (5,460)             (5,999)                --                   --
   Distributions to shareholders from capital
     gains..........................................            --                  --                 --                   --
                                                         ---------           ---------           --------          -----------
     Total Dividends and Distributions to
       Shareholders.................................        (5,460)             (5,999)                --                   --
                                                         ---------           ---------           --------          -----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold........................       197,363             479,306             76,777              896,258
   Net asset value of shares issued in reinvestment
     of dividends and distributions.................         5,460               5,999                 --                   --
   Net asset value of shares issued in merger.......            --                  --                 --                   --
   Cost of shares redeemed..........................      (232,313)           (530,035)           (88,958)          (1,004,718)
                                                         ---------           ---------           --------          -----------
   Increase (Decrease) in Net Assets from Capital
     Share Transactions.............................       (29,490)            (44,730)           (12,181)            (108,460)
                                                         ---------           ---------           --------          -----------
     Total Increase (Decrease) in Net Assets........         8,270            (182,194)            44,521             (244,027)
NET ASSETS
   Beginning of Period..............................       441,169             623,363            293,297              537,324
                                                         ---------           ---------           --------          -----------
   End of Period....................................     $ 449,439           $ 441,169           $337,818          $   293,297
                                                         =========           =========           ========          ===========
SHARES ISSUED AND REDEEMED
   Shares sold......................................        22,035              49,475             13,906              139,297
   Shares issued in reinvestment of dividends and
     distributions..................................           661                 559                 --                   --
   Shares issued in merger..........................            --                  --                 --                   --
   Shares redeemed..................................       (26,217)            (55,566)           (16,529)            (158,925)
                                                         ---------           ---------           --------          -----------
     Net Increase (Decrease) in Shares
       Outstanding..................................        (3,521)             (5,532)            (2,623)             (19,628)
                                                         =========           =========           ========          ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------
                                                    PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                                                                            AST MFS
       AST MFS GLOBAL EQUITY                      AST MFS GROWTH                       GROWTH WITH INCOME
------------------------------------   ------------------------------------   ------------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
 JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED
  (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)      DECEMBER 31, 2002
----------------   -----------------   ----------------   -----------------   ----------------   -----------------
    $    261           $    155            $   (437)          $  (2,033)          $    192           $    336
      (2,153)            (5,759)              6,029            (191,140)            (3,981)           (17,282)
       6,839             (3,827)             57,373             (58,810)            10,379             (7,982)
    --------           --------            --------           ---------           --------           --------
       4,947             (9,431)             62,965            (251,983)             6,590            (24,928)
    --------           --------            --------           ---------           --------           --------
        (122)                (7)                 --                  --               (326)              (421)
          --                 --                  --                  --                 --                 --
    --------           --------            --------           ---------           --------           --------
        (122)                (7)                 --                  --               (326)              (421)
    --------           --------            --------           ---------           --------           --------
      19,072             62,221              55,637             237,845              9,546             80,221
         122                  7                  --                  --                326                421
          --                 --                  --                  --                 --                 --
     (10,822)           (48,505)            (90,751)           (434,174)           (16,905)           (76,464)
    --------           --------            --------           ---------           --------           --------
       8,372             13,723             (35,114)           (196,329)            (7,033)             4,178
    --------           --------            --------           ---------           --------           --------
      13,197              4,285              27,851            (448,312)              (769)           (21,171)
      60,167             55,882             526,085             974,397             87,543            108,714
    --------           --------            --------           ---------           --------           --------
    $ 73,364           $ 60,167            $553,936           $ 526,085           $ 86,774           $ 87,543
    ========           ========            ========           =========           ========           ========
       2,301              7,272               8,915              33,492              1,330             10,627
          16                  1                  --                  --                 49                 49
          --                 --                  --                  --                 --                 --
      (1,355)            (5,897)            (14,931)            (62,727)            (2,450)           (10,289)
    --------           --------            --------           ---------           --------           --------
         962              1,376              (6,016)            (29,235)            (1,071)               387
    ========           ========            ========           =========           ========           ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                   ------------------------------------------------------------------------------
                                                                                     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                 AST ALGER                            AST GOLDMAN SACHS
                                                              ALL-CAP GROWTH                           MID-CAP GROWTH
                                                   -------------------------------------    -------------------------------------
                                                   SIX MONTHS ENDED                         SIX MONTHS ENDED
                                                    JUNE 30, 2003         YEAR ENDED         JUNE 30, 2003         YEAR ENDED
                                                     (UNAUDITED)       DECEMBER 31, 2002      (UNAUDITED)       DECEMBER 31, 2002
                                                   ----------------    -----------------    ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)..................     $    (837)           $  (3,411)         $      (193)         $      (387)
   Net realized gain (loss) on investments.......          (116)            (172,189)                  (9)             (24,937)
   Net change in unrealized appreciation
     (depreciation) on investments...............        65,816              (55,589)               9,128                3,843
                                                      ---------            ---------          -----------          -----------
     Net Increase (Decrease) in Net Assets from
       Operations................................        64,863             (231,189)               8,926              (21,481)
                                                      ---------            ---------          -----------          -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment
     income......................................            --                   --                   --                   --
   Distributions to shareholders from capital
     gains.......................................            --                   --                   --                   --
                                                      ---------            ---------          -----------          -----------
     Total Dividends and Distributions to
       Shareholders..............................            --                   --                   --                   --
                                                      ---------            ---------          -----------          -----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold.....................        98,110               94,410               29,090               61,224
   Net asset value of shares issued in
     reinvestment of dividends and
     distributions...............................            --                   --                   --                   --
   Net asset value of shares issued in merger....            --                   --                   --                   --
   Cost of shares redeemed.......................      (112,073)            (282,994)             (10,163)             (49,409)
                                                      ---------            ---------          -----------          -----------
   Increase (Decrease) in Net Assets from Capital
     Share Transactions..........................       (13,963)            (188,584)              18,927               11,815
                                                      ---------            ---------          -----------          -----------
     Total Increase (Decrease) in Net Assets.....        50,900             (419,773)              27,853               (9,666)
NET ASSETS
   Beginning of Period...........................       323,286              743,059               61,373               71,039
                                                      ---------            ---------          -----------          -----------
   End of Period.................................     $ 374,186            $ 323,286          $    89,226          $    61,373
                                                      =========            =========          ===========          ===========
SHARES ISSUED AND REDEEMED
   Shares sold...................................        24,667               20,702                9,675               18,370
   Shares issued in reinvestment of dividends and
     distributions...............................            --                   --                   --                   --
   Shares issued in merger.......................            --                   --                   --                   --
   Shares redeemed...............................       (28,661)             (62,769)              (3,588)             (14,928)
                                                      ---------            ---------          -----------          -----------
     Net Increase (Decrease) in Shares
       Outstanding...............................        (3,994)             (42,067)               6,087                3,442
                                                      =========            =========          ===========          ===========

--------------------------------------------------------------------------------

(2) Acquired AST Kinetics Internet on May 3, 2002

See Notes to Financial Statements.

  ------------------------------------------------------------------------------------------------------------------
                                                      PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------
                AST DEAM                            AST FEDERATED                           AST GABELLI
            LARGE-CAP VALUE                       AGGRESSIVE GROWTH                       ALL-CAP VALUE(2)
  ------------------------------------   ------------------------------------   ------------------------------------
  SIX MONTHS ENDED                       SIX MONTHS ENDED                       SIX MONTHS ENDED
   JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED
    (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)      DECEMBER 31, 2002
  ----------------   -----------------   ----------------   -----------------   ----------------   -----------------
      $    638           $    921            $   (241)          $   (282)           $    301           $     880
        (3,665)           (20,465)              1,577             (5,855)             (5,311)            (21,890)
        13,074             (7,711)             15,045             (5,430)             19,738             (16,645)
      --------           --------            --------           --------            --------           ---------
        10,047            (27,255)             16,381            (11,567)             14,728             (37,655)
      --------           --------            --------           --------            --------           ---------
          (899)              (162)                 --                 --                (880)               (977)
            --                 --                  --               (234)                 --                  --
      --------           --------            --------           --------            --------           ---------
          (899)              (162)                 --               (234)               (880)               (977)
      --------           --------            --------           --------            --------           ---------
        14,476            162,049              71,264             94,763              70,298             105,599
           899                162                  --                234                 880                 977
            --                 --                  --                 --                  --               4,155
       (21,902)           (70,157)            (41,753)           (93,613)            (74,207)           (117,428)
      --------           --------            --------           --------            --------           ---------
        (6,527)            92,054              29,511              1,384              (3,029)             (6,697)
      --------           --------            --------           --------            --------           ---------
         2,621             64,637              45,892            (10,417)             10,819             (45,329)
       109,994             45,357              39,072             49,489             113,557             158,886
      --------           --------            --------           --------            --------           ---------
      $112,615           $109,994            $ 84,964           $ 39,072            $124,376           $ 113,557
      ========           ========            ========           ========            ========           =========
         1,805             17,259              12,609             15,801               8,671              12,017
           122                 17                  --                 37                 119                 103
            --                 --                  --                 --                  --                 426
        (2,836)            (8,135)             (7,253)           (15,010)             (9,465)            (14,039)
      --------           --------            --------           --------            --------           ---------
          (909)             9,141               5,356                828                (675)             (1,493)
      ========           ========            ========           ========            ========           =========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
STATEMENTS OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)

                                                   ------------------------------------------------------------------------------
                                                                                     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                              AST LORD ABBETT                      AST ALLIANCE/BERNSTEIN
                                                              BOND-DEBENTURE                           GROWTH + VALUE
                                                   -------------------------------------    -------------------------------------
                                                   SIX MONTHS ENDED                         SIX MONTHS ENDED
                                                    JUNE 30, 2003         YEAR ENDED         JUNE 30, 2003         YEAR ENDED
                                                     (UNAUDITED)       DECEMBER 31, 2002      (UNAUDITED)       DECEMBER 31, 2002
                                                   ----------------    -----------------    ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)..................      $  6,223            $  6,806             $    117            $    202
   Net realized gain (loss) on investments.......         2,825              (3,033)                (673)             (4,288)
   Net change in unrealized appreciation
     (depreciation) on investments...............        10,261                (773)               4,314              (6,160)
                                                       --------            --------             --------            --------
     Net Increase (Decrease) in Net Assets from
       Operations................................        19,309               3,000                3,758             (10,246)
                                                       --------            --------             --------            --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment
     income......................................        (6,808)             (2,416)                (202)                (39)
   Distributions to shareholders from capital
     gains.......................................            --                  --                   --                (160)
                                                       --------            --------             --------            --------
     Total Dividends and Distributions to
       Shareholders..............................        (6,808)             (2,416)                (202)               (199)
                                                       --------            --------             --------            --------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold.....................       104,811             154,778               31,343              36,054
   Net asset value of shares issued in
     reinvestment of dividends and
     distributions...............................         6,808               2,416                  202                 199
   Net asset value of shares issued in merger....            --                  --                   --                  --
   Cost of shares redeemed.......................       (85,645)            (55,295)             (21,553)            (27,750)
                                                       --------            --------             --------            --------
   Increase (Decrease) in Net Assets from Capital
     Share Transactions..........................        25,974             101,899                9,992               8,503
                                                       --------            --------             --------            --------
     Total Increase (Decrease) in Net Assets.....        38,475             102,483               13,548              (1,942)
NET ASSETS
   Beginning of Period...........................       164,939              62,456               32,065              34,007
                                                       --------            --------             --------            --------
   End of Period.................................      $203,414            $164,939             $ 45,613            $ 32,065
                                                       ========            ========             ========            ========
SHARES ISSUED AND REDEEMED
   Shares sold...................................        10,207              15,722                3,984               4,380
   Shares issued in reinvestment of dividends and
     distributions...............................           698                 246                   29                  22
   Shares issued in merger.......................            --                  --                   --                  --
   Shares redeemed...............................        (8,201)             (5,572)              (2,735)             (3,480)
                                                       --------            --------             --------            --------
     Net Increase (Decrease) in Shares
       Outstanding...............................         2,704              10,396                1,278                 922
                                                       ========            ========             ========            ========

--------------------------------------------------------------------------------

(3) Commenced operations on May 1, 2002.

See Notes to Financial Statements.

---------------------------------------------------------------------------
                                 PORTFOLIO
---------------------------------------------------------------------------
       AST SANFORD BERNSTEIN                         AST DEAM
             CORE VALUE                              BOND(3)
------------------------------------   ------------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED
 JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED
  (UNAUDITED)      DECEMBER 31, 2002     (UNAUDITED)      DECEMBER 31, 2002
----------------   -----------------   ----------------   -----------------
   $   1,891           $  1,345            $  1,995           $  3,194
       3,438             (2,326)              2,774              4,025
      19,925            (11,566)                567              3,429
   ---------           --------            --------           --------
      25,254            (12,547)              5,336             10,648
   ---------           --------            --------           --------
      (1,345)              (154)             (3,194)                --
          --                 --              (4,028)                --
   ---------           --------            --------           --------
      (1,345)              (154)             (7,222)                --
   ---------           --------            --------           --------
     128,780            231,272              30,899            204,175
       1,345                154               7,222                 --
          --                 --                  --                 --
    (213,463)           (63,649)            (29,100)           (83,087)
   ---------           --------            --------           --------
     (83,338)           167,777               9,021            121,088
   ---------           --------            --------           --------
     (59,429)           155,076               7,135            131,736
     199,176             44,100             131,736                 --
   ---------           --------            --------           --------
   $ 139,747           $199,176            $138,871           $131,736
   =========           ========            ========           ========
      14,234             25,297               2,946             20,226
         163                 15                 703                 --
          --                 --                  --                 --
     (22,571)            (6,950)             (2,760)            (7,993)
   ---------           --------            --------           --------
      (8,174)            18,362                 889             12,233
   =========           ========            ========           ========

---------------------------------------------------------------------------
                                 PORTFOLIO
---------------------------------------------------------------------------
              AST DEAM                               AST DEAM
        LARGE-CAP GROWTH(3)                     SMALL-CAP VALUE(3)
------------------------------------   ------------------------------------
SIX MONTHS ENDED                       SIX MONTHS ENDED
 JUNE 30, 2003        YEAR ENDED        JUNE 30, 2003        YEAR ENDED
  (UNAUDITED)      DECEMBER 31, 2002      UNAUDITED)      DECEMBER 31, 2002
----------------   -----------------   ----------------   -----------------
    $      3           $     36            $    26            $     27
      (1,905)           (15,065)             1,274              (2,156)
      10,106             (8,132)               852                (138)
    --------           --------            -------            --------
       8,204            (23,161)             2,152              (2,267)
    --------           --------            -------            --------
         (36)                --                (20)                 --
          --                 --                 --                  --
    --------           --------            -------            --------
         (36)                --                (20)                 --
    --------           --------            -------            --------
       9,404            111,209             12,207              38,578
          36                 --                 20                  --
          --                 --                 --                  --
     (15,352)           (11,374)            (8,174)            (22,892)
    --------           --------            -------            --------
      (5,912)            99,835              4,053              15,686
    --------           --------            -------            --------
       2,256             76,674              6,185              13,419
      76,674                 --             13,419                  --
    --------           --------            -------            --------
    $ 78,930           $ 76,674            $19,604            $ 13,419
    ========           ========            =======            ========
       1,153             11,311              1,494               4,572
           5                 --                  3                  --
          --                 --                 --                  --
      (1,968)            (1,405)            (1,019)             (2,781)
    --------           --------            -------            --------
        (810)             9,906                478               1,731
    ========           ========            =======            ========

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

---------------------------------------------------------------------------------------------
                                                              INCREASE (DECREASE) FROM
                                                               INVESTMENT OPERATIONS
                                                       --------------------------------------
                                           NET ASSET      NET
                                             VALUE     INVESTMENT   NET REALIZED   TOTAL FROM
                               PERIOD      BEGINNING     INCOME     & UNREALIZED   INVESTMENT
         PORTFOLIO             ENDED       OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS
----------------------------  --------     ---------   ----------   ------------   ----------
AST Strong                    06/30/03**    $12.22       $ 0.14        $ 0.81        $ 0.95
  International Equity        12/31/02       15.07         0.10         (2.87)        (2.77)
                              12/31/01       22.03         0.08         (4.75)        (4.67)
                              12/31/00       34.23         0.22         (8.09)        (7.87)
                              12/31/99       22.67         0.05         13.36         13.41
                              12/31/98       21.29         0.20          3.81          4.01
AST Alliance                  06/30/03**    $13.57       $ 0.08        $ 2.02        $ 2.10
  Growth and Income           12/31/02       18.70         0.18         (4.35)        (4.17)
                              12/31/01       21.38         0.12         (0.15)        (0.03)
                              12/31/00       23.50         0.19          0.57          0.76
                              12/31/99       21.68         0.23          3.04          3.27
                              12/31/98       20.53         0.25          2.23          2.48
AST Goldman Sachs             06/30/03**    $16.71       $(0.03)       $ 1.91        $ 1.88
  Concentrated Growth         12/31/02       23.97         0.06         (7.18)        (7.12)
                              12/31/01       35.08         0.13        (11.24)       (11.11)
                              12/31/00       55.21        (0.06)       (15.55)       (15.61)
                              12/31/99       37.00         0.05         19.65         19.70
                              12/31/98       23.15         0.04         15.10         15.14
AST Money Market              06/30/03**    $ 1.00       $   --+       $   --        $   --
                              12/31/02        1.00         0.01            --          0.01
                              12/31/01        1.00         0.04            --          0.04
                              12/31/00        1.00         0.06            --          0.06
                              12/31/99        1.00         0.04            --          0.04
                              12/31/98        1.00         0.05            --          0.05
AST DeAM                      06/30/03**    $ 9.38       $ 0.12        $ 0.62        $ 0.74
  Global Allocation           12/31/02       11.46         0.11         (1.84)        (1.73)
                              12/31/01       13.30         0.34         (1.87)        (1.53)
                              12/31/00       15.24         0.34         (0.89)        (0.55)
                              12/31/99       14.13         0.32          2.30          2.62
                              12/31/98       13.64         0.34          1.31          1.65
AST Neuberger Berman          06/30/03**    $13.09       $ 0.01        $ 1.56        $ 1.57
  Mid-Cap Value               12/31/02       15.41         0.03         (1.56)        (1.53)
                              12/31/01       16.85         0.08         (0.60)        (0.52)
                              12/31/00       13.32         0.02          3.60          3.62
                              12/31/99       13.16         0.10          0.60          0.70
                              12/31/98       15.15         0.21         (0.52)        (0.31)

----------------------------  -------------------------------------

                                       LESS DISTRIBUTIONS
                              -------------------------------------

                               FROM NET    FROM NET
                              INVESTMENT   REALIZED       TOTAL
         PORTFOLIO              INCOME      GAINS     DISTRIBUTIONS
----------------------------  ----------   --------   -------------
AST Strong                      $(0.11)     $   --       $(0.11)
  International Equity           (0.08)         --        (0.08)
                                 (0.03)      (2.26)       (2.29)
                                 (0.07)      (4.26)       (4.33)
                                    --       (1.85)       (1.85)
                                 (0.67)      (1.96)       (2.63)
AST Alliance                    $(0.19)     $   --       $(0.19)
  Growth and Income              (0.13)      (0.83)       (0.96)
                                 (0.19)      (2.46)       (2.65)
                                 (0.23)      (2.65)       (2.88)
                                 (0.25)      (1.20)       (1.45)
                                 (0.25)      (1.08)       (1.33)
AST Goldman Sachs               $(0.06)     $   --       $(0.06)
  Concentrated Growth            (0.14)         --        (0.14)
                                    --          --           --
                                 (0.07)      (4.45)       (4.52)
                                    --       (1.49)       (1.49)
                                 (0.08)      (1.21)       (1.29)
AST Money Market                $   --+     $   --+      $   --
                                 (0.01)         --+       (0.01)
                                 (0.04)         --+       (0.04)
                                 (0.06)         --+       (0.06)
                                 (0.04)         --+       (0.04)
                                 (0.05)         --+       (0.05)
AST DeAM                        $(0.12)     $   --       $(0.12)
  Global Allocation              (0.35)         --        (0.35)
                                 (0.31)         --        (0.31)
                                 (0.32)      (1.07)       (1.39)
                                 (0.35)      (1.16)       (1.51)
                                 (0.35)      (0.81)       (1.16)
AST Neuberger Berman            $(0.03)     $   --       $(0.03)
  Mid-Cap Value                  (0.08)      (0.71)       (0.79)
                                 (0.02)      (0.90)       (0.92)
                                 (0.04)      (0.05)       (0.09)
                                 (0.24)      (0.30)       (0.54)
                                 (0.36)      (1.32)       (1.68)

--------------------------------------------------------------------------------

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------
                                                              RATIOS OF EXPENSES
                         SUPPLEMENTAL DATA                TO AVERAGE NET ASSETS(1)*
                ------------------------------------   --------------------------------
    NET ASSET                                          AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
      VALUE               NET ASSETS AT    PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
       END       TOTAL    END OF PERIOD    TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
    OF PERIOD   RETURN      (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT      NET ASSETS(1)
    ---------   -------   --------------   ---------   --------------   ---------------   -----------------
     $13.06       7.89%     $  343,006        17%          1.13%            1.13%               2.24%
      12.22     (18.42%)       316,192        50%          1.21%            1.21%               0.84%
      15.07     (22.75%)       444,271       162%          1.09%            1.14%               0.45%
      22.03     (26.53%)       637,131        86%          1.16%            1.16%               0.63%
      34.23      64.13%        770,512       159%          1.18%            1.18%               0.18%
      22.67      20.10%        497,461       117%          1.13%            1.13%               0.69%
     $15.48      15.83%     $1,417,705        43%          1.03%            1.04%               1.09%
      13.57     (23.28%)     1,169,698        79%          0.96%            0.98%               0.99%
      18.70      (0.48%)     1,875,230       103%          0.94%            0.96%               0.74%
      21.38       5.52%      1,595,755       144%          1.05%            1.06%               0.96%
      23.50      16.09%      1,498,306        69%          0.92%            0.94%               1.09%
      21.68      12.48%      1,181,909        78%          0.91%            0.91%               1.32%
     $18.53      11.31%     $1,137,834        15%          1.08%            1.14%              (0.35%)
      16.71     (29.84%)     1,147,612       109%          1.06%            1.09%               0.23%
      23.97     (31.67%)     2,452,732        46%          1.04%            1.07%               0.45%
      35.08     (30.97%)     4,262,410        34%          1.00%            1.04%              (0.13%)
      55.21      55.01%      5,923,778        35%          1.00%            1.04%               0.12%
      37.00      68.26%      3,255,658        42%          1.02%            1.04%               0.16%
     $ 1.00       0.37%     $2,421,717        N/A          0.58%            0.63%               0.75%
       1.00       1.29%      2,744,716        N/A          0.58%            0.63%               1.27%
       1.00       3.77%      2,652,093        N/A          0.59%            0.64%               3.60%
       1.00       6.07%      2,244,193        N/A          0.60%            0.65%               5.93%
       1.00       4.60%      2,409,157        N/A          0.60%            0.65%               4.52%
       1.00       5.14%        967,733        N/A          0.60%            0.66%               4.99%
     $10.00       7.98%     $  266,237        11%          0.13%            0.13%               2.29%
       9.38     (15.43%)       284,362       160%          0.47%            0.47%               0.91%
      11.46     (11.73%)       481,159        77%          0.89%            0.95%               2.68%
      13.30      (4.36%)       622,641        60%          0.95%            0.95%               2.70%
      15.24      20.85%        499,571       154%          1.00%            1.00%               2.37%
      14.13      12.86%        409,335       139%          1.00%            1.00%               2.55%
     $14.63      12.04%     $  783,438        31%          1.17%            1.17%               0.06%
      13.09     (10.56%)       760,973        92%          1.16%            1.16%               0.20%
      15.41      (3.03%)     1,003,034       221%          1.22%            1.22%               0.55%
      16.85      27.49%        978,649       220%          1.24%            1.24%               0.19%
      13.32       5.67%        664,383       176%          1.13%            1.13%               0.39%
      13.16      (2.33%)       271,968       208%          1.05%            1.05%               1.83%

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

---------------------------------------------------------------------------------------------
                                                              INCREASE (DECREASE) FROM
                                                               INVESTMENT OPERATIONS
                                                       --------------------------------------
                                           NET ASSET      NET
                                             VALUE     INVESTMENT   NET REALIZED   TOTAL FROM
                               PERIOD      BEGINNING     INCOME     & UNREALIZED   INVESTMENT
         PORTFOLIO             ENDED       OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS
----------------------------  --------     ---------   ----------   ------------   ----------
AST Federated High Yield      06/30/03**    $ 7.89       $ 0.28       $  0.68       $  0.96
                              12/31/02        8.86         0.69         (0.70)        (0.01)
                              12/31/01        9.71         0.74         (0.66)         0.08
                              12/31/00       11.92         1.18         (2.23)        (1.05)
                              12/31/99       12.65         1.03         (0.77)         0.26
                              12/31/98       13.11         0.91         (0.57)         0.34
AST INVESCO                   06/30/03**    $12.55       $ 0.14       $  0.94       $  1.08
  Capital Income              12/31/02       15.59         0.30         (2.96)        (2.66)
                              12/31/01       17.59         0.34         (1.82)        (1.48)
                              12/31/00       18.65         0.38          0.32          0.70
                              12/31/99       17.50         0.36          1.61          1.97
                              12/31/98       16.51         0.31          1.81          2.12
AST PBHG                      06/30/03**    $10.41       $(0.04)      $  1.90       $  1.86
  Small-Cap Growth            12/31/02       15.87        (0.13)        (5.33)        (5.46)
                              12/31/01       20.30        (0.07)        (1.27)        (1.34)
                              12/31/00       42.61        (0.22)       (18.08)       (18.30)
                              12/31/99       17.61        (0.03)        25.03         25.00
                              12/31/98       17.81        (0.08)         0.73          0.65
AST PIMCO Total               06/30/03**    $12.24       $ 0.16       $  0.40       $  0.56
  Return Bond                 12/31/02       11.93         0.39          0.66          1.05
                              12/31/01       11.60         0.56          0.42          0.98
                              12/31/00       10.99         0.65          0.56          1.21
                              12/31/99       12.02         0.58         (0.71)        (0.13)
                              12/31/98       11.72         0.49          0.56          1.05
AST T. Rowe Price             06/30/03**    $12.74       $ 0.15       $  1.19       $  1.34
  Asset Allocation            12/31/02       15.05         0.34         (1.76)        (1.42)
                              12/31/01       18.12         0.41         (1.21)        (0.80)
                              12/31/00       18.86         0.52         (0.63)        (0.11)
                              12/31/99       17.47         0.44          1.32          1.76
                              12/31/98       15.13         0.35          2.38          2.73
AST T. Rowe Price             06/30/03**    $11.10       $ 0.09       $  0.70       $  0.79
  Global Bond                 12/31/02        9.65         0.05          1.40          1.45
                              12/31/01        9.40         0.56         (0.31)         0.25
                              12/31/00        9.60         0.48         (0.53)        (0.05)
                              12/31/99       11.46         0.33         (1.25)        (0.92)
                              12/31/98       10.11         0.52          0.94          1.46

----------------------------  -------------------------------------

                                       LESS DISTRIBUTIONS
                              -------------------------------------

                               FROM NET    FROM NET
                              INVESTMENT   REALIZED       TOTAL
         PORTFOLIO              INCOME      GAINS     DISTRIBUTIONS
----------------------------  ----------   --------   -------------
AST Federated High Yield        $(0.69)     $   --       $(0.69)
                                 (0.96)         --        (0.96)
                                 (0.93)         --        (0.93)
                                 (1.16)         --        (1.16)
                                 (0.91)      (0.08)       (0.99)
                                 (0.76)      (0.04)       (0.80)
AST INVESCO                     $(0.31)     $   --       $(0.31)
  Capital Income                 (0.38)         --        (0.38)
                                 (0.36)      (0.16)       (0.52)
                                 (0.36)      (1.40)       (1.76)
                                 (0.32)      (0.50)       (0.82)
                                 (0.32)      (0.81)       (1.13)
AST PBHG                        $   --      $   --       $   --
  Small-Cap Growth                  --          --           --
                                    --       (3.09)       (3.09)
                                    --       (4.01)       (4.01)
                                    --          --           --
                                    --       (0.85)       (0.85)
AST PIMCO Total                 $(0.43)     $(0.44)      $(0.87)
  Return Bond                    (0.52)      (0.22)       (0.74)
                                 (0.65)         --        (0.65)
                                 (0.60)         --        (0.60)
                                 (0.52)      (0.38)       (0.90)
                                 (0.51)      (0.24)       (0.75)
AST T. Rowe Price               $(0.35)     $   --       $(0.35)
  Asset Allocation               (0.39)      (0.50)       (0.89)
                                 (0.52)      (1.75)       (2.27)
                                 (0.45)      (0.18)       (0.63)
                                 (0.36)      (0.01)       (0.37)
                                 (0.33)      (0.06)       (0.39)
AST T. Rowe Price               $(0.37)     $(0.02)      $(0.39)
  Global Bond                       --          --           --
                                    --          --           --
                                 (0.15)         --        (0.15)
                                 (0.71)      (0.23)       (0.94)
                                 (0.03)      (0.08)       (0.11)

--------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
                                                             RATIOS OF EXPENSES
                         SUPPLEMENTAL DATA               TO AVERAGE NET ASSETS*(1)
                -----------------------------------   --------------------------------
    NET ASSET                                         AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
      VALUE               NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
       END       TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
    OF PERIOD   RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT      NET ASSETS(1)
    ---------   -------   -------------   ---------   --------------   ---------------   -----------------
     $ 8.16      13.13%    $  883,211        23%          0.93%            0.93%               7.94%
       7.89       0.04%       576,441        41%          0.94%            0.94%               9.02%
       8.86       0.14%       525,821        48%          0.95%            0.95%              10.22%
       9.71      (9.69%)      497,882        20%          0.96%            0.96%              10.36%
      11.92       2.00%       623,788        39%          0.94%            0.94%               9.09%
      12.65       2.61%       595,680        36%          0.95%            0.95%               8.64%
     $13.32       8.98%    $  617,873        10%          0.96%            0.96%               1.69%
      12.55     (17.49%)      660,533        32%          0.95%            0.95%               1.80%
      15.59      (8.59%)    1,029,069        26%          0.91%            0.92%               2.17%
      17.59       4.74%     1,173,070        55%          0.94%            0.95%               2.25%
      18.65      11.74%     1,048,064        76%          0.93%            0.93%               2.10%
      17.50      13.34%       831,482        67%          0.93%            0.93%               2.17%
     $12.27      17.87%    $  277,333        50%          1.24%            1.24%              (0.67%)
      10.41     (34.41%)      254,026       123%          1.23%            1.23%              (0.74%)
      15.87      (6.47%)      494,900       136%          1.16%            1.16%              (0.51%)
      20.30     (48.16%)      592,038        85%          1.07%            1.07%              (0.54%)
      42.61     141.96%     1,443,211       116%          1.08%            1.08%              (0.46%)
      17.61       3.49%       285,847       100%          1.12%            1.12%              (0.53%)
     $11.93       4.79%    $2,411,006       107%          0.77%            0.80%               3.09%
      12.24       9.22%     2,255,048       229%          0.78%            0.80%               3.90%
      11.93       8.87%     1,638,346       343%          0.79%            0.81%               5.02%
      11.60      11.57%     1,258,218       365%          0.82%            0.82%               6.14%
      10.99      (1.09%)    1,005,763       227%          0.82%            0.82%               5.46%
      12.02       9.46%       896,497       231%          0.83%            0.83%               5.24%
     $13.73      10.86%    $  292,568        43%          1.11%            1.11%               2.24%
      12.74      (9.89%)      269,119       107%          1.11%            1.11%               2.37%
      15.05      (4.79%)      332,791       103%          1.10%            1.10%               2.46%
      18.12      (0.48%)      395,375        43%          1.08%            1.08%               2.64%
      18.86      10.28%       447,542        17%          1.07%            1.07%               2.65%
      17.47      18.36%       344,197         8%          1.09%            1.09%               2.70%
     $11.50       7.27%    $  234,248       108%          1.03%            1.03%               2.57%
      11.10      15.03%       209,594       323%          1.06%            1.06%               3.13%
       9.65       2.66%       108,014       187%          0.87%            1.08%               4.83%
       9.40      (0.45%)      122,200       171%          1.12%            1.12%               4.35%
       9.60      (8.33%)      138,144       106%          1.11%            1.11%               3.51%
      11.46      14.72%       147,973       136%          1.11%            1.11%               4.78%

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

---------------------------------------------------------------------------------------------------
                                                                    INCREASE (DECREASE) FROM
                                                                     INVESTMENT OPERATIONS
                                                             --------------------------------------
                                                 NET ASSET      NET
                                                   VALUE     INVESTMENT   NET REALIZED   TOTAL FROM
                                      PERIOD     BEGINNING     INCOME     & UNREALIZED   INVESTMENT
            PORTFOLIO                 ENDED      OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS
---------------------------------    --------    ---------   ----------   ------------   ----------
AST Neuberger Berman                 06/30/03**   $ 9.39       $(0.05)       $ 1.39        $ 1.34
  Mid-Cap Growth                     12/31/02      13.65        (0.13)        (4.13)        (4.26)
                                     12/31/01      21.63        (0.06)        (5.02)        (5.08)
                                     12/31/00      24.03        (0.04)        (1.74)        (1.78)
                                     12/31/99      17.26        (0.11)         8.21          8.10
                                     12/31/98      16.61        (0.05)         3.31          3.26
AST DeAM                             06/30/03**   $ 8.38       $ 0.09        $ 0.61        $ 0.70
  International Equity               12/31/02      10.10         0.06         (1.78)        (1.72)
                                     12/31/01      14.91        (0.01)        (4.80)        (4.81)
                                     12/31/00      24.63        (0.07)        (5.10)        (5.17)
                                     12/31/99      13.04        (0.07)        11.72         11.65
                                     12/31/98      11.78         0.05          1.24          1.29
AST PIMCO Limited                    06/30/03**   $11.36       $ 0.08        $ 0.20        $ 0.28
  Maturity Bond                      12/31/02      11.30         0.24          0.43          0.67
                                     12/31/01      11.07         0.50          0.36          0.86
                                     12/31/00      10.84         0.68          0.17          0.85
                                     12/31/99      11.08         0.59         (0.22)         0.37
                                     12/31/98      11.02         0.56          0.03          0.59
AST T. Rowe Price                    06/30/03**   $13.56       $ 0.06        $ 0.75        $ 0.81
  Natural Resources                  12/31/02      15.12         0.07         (0.85)        (0.78)
                                     12/31/01      16.50         0.15         (0.04)         0.11
                                     12/31/00      13.16         0.17          3.31          3.48
                                     12/31/99      11.97         0.14          2.67          2.81
                                     12/31/98      14.57         0.19         (1.78)        (1.59)
AST Alliance Growth                  06/30/03**   $ 6.75       $   --+       $ 0.69        $ 0.69
                                     12/31/02       9.78        (0.03)        (3.00)        (3.03)
                                     12/31/01      15.15        (0.02)        (1.93)        (1.95)
                                     12/31/00      18.95           --+        (2.24)        (2.24)
                                     12/31/99      16.07        (0.07)         4.85          4.78
                                     12/31/98      12.62        (0.10)         3.55          3.45
AST American Century                 06/30/03**   $ 9.41       $ 0.07        $ 1.00        $ 1.07
  Income & Growth                    12/31/02      11.84         0.12         (2.45)        (2.33)
                                     12/31/01      13.02         0.10         (1.19)        (1.09)
                                     12/31/00      15.65         0.07         (1.74)        (1.67)
                                     12/31/99      13.47         0.09          2.84          2.93
                                     12/31/98      12.23         0.11          1.38          1.49

---------------------------------  -------------------------------------

                                            LESS DISTRIBUTIONS
                                   -------------------------------------

                                    FROM NET    FROM NET
                                   INVESTMENT   REALIZED       TOTAL
            PORTFOLIO                INCOME      GAINS     DISTRIBUTIONS
---------------------------------  ----------   --------   -------------
AST Neuberger Berman                 $   --      $   --       $   --
  Mid-Cap Growth                         --          --           --
                                         --       (2.90)       (2.90)
                                         --       (0.62)       (0.62)
                                         --       (1.33)       (1.33)
                                      (0.01)      (2.60)       (2.61)
AST DeAM                             $(0.05)     $   --       $(0.05)
  International Equity                   --          --           --
                                         --          --           --
                                         --       (4.55)       (4.55)
                                      (0.03)      (0.03)       (0.06)
                                      (0.03)         --        (0.03)
AST PIMCO Limited                    $(0.22)     $(0.13)      $(0.35)
  Maturity Bond                       (0.47)      (0.14)       (0.61)
                                      (0.63)         --        (0.63)
                                      (0.62)         --        (0.62)
                                      (0.61)         --        (0.61)
                                      (0.53)         --        (0.53)
AST T. Rowe Price                    $(0.20)     $(0.28)      $(0.48)
  Natural Resources                   (0.24)      (0.54)       (0.78)
                                      (0.20)      (1.29)       (1.49)
                                      (0.14)         --        (0.14)
                                      (0.18)      (1.44)       (1.62)
                                      (0.14)      (0.87)       (1.01)
AST Alliance Growth                  $   --      $   --       $   --
                                         --          --           --
                                         --       (3.42)       (3.42)
                                         --       (1.56)       (1.56)
                                         --       (1.90)       (1.90)
                                         --          --           --
AST American Century                 $(0.12)     $   --       $(0.12)
  Income & Growth                     (0.10)         --        (0.10)
                                      (0.09)         --        (0.09)
                                      (0.08)      (0.88)       (0.96)
                                      (0.11)      (0.64)       (0.75)
                                      (0.07)      (0.18)       (0.25)

--------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
                                                         RATIOS OF EXPENSES
                     SUPPLEMENTAL DATA               TO AVERAGE NET ASSETS(1)*)
            -----------------------------------   --------------------------------
NET ASSET                                         AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
  VALUE               NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
   END       TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
OF PERIOD   RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT      NET ASSETS(1)
---------   -------   -------------   ---------   --------------   ---------------   -----------------
 $10.73      14.27%    $  314,943        86%          1.18%             1.18%             (0.88%)
   9.39     (31.21%)      287,458       104%          1.16%             1.16%             (0.84%)
  13.65     (25.79%)      518,580       117%          1.12%             1.12%             (0.60%)
  21.63      (8.07%)      719,405       121%          1.09%             1.09%             (0.55%)
  24.03      51.37%       394,325       148%          1.13%             1.13%             (0.71%)
  17.26      20.65%       261,792       228%          1.07%             1.07%             (0.34%)
 $ 9.03       8.45%    $  130,394        75%          1.09%             1.24%              2.07%
   8.38     (17.03%)      129,004       354%          1.34%             1.44%              0.59%
  10.10     (32.21%)      154,991       712%          1.66%             1.60%             (0.07%)
  14.91     (30.28%)      276,037       514%          1.34%             1.38%             (0.44%)
  24.63      89.71%       217,397       309%          1.29%             1.29%             (0.54%)
  13.04      10.92%       119,997        46%          1.30%             1.30%              0.32%
 $11.29       2.56%    $1,133,598        79%          0.81%             0.81%              1.96%
  11.36       6.21%     1,058,843       271%          0.83%             0.83%              2.87%
  11.30       7.97%       611,197       445%          0.83%             0.83%              5.10%
  11.07       8.43%       417,842       171%          0.87%             0.87%              6.14%
  10.84       3.37%       406,604       178%          0.86%             0.86%              5.51%
  11.08       5.72%       349,707       263%          0.86%             0.86%              5.70%
 $13.89       6.28%    $  107,316         8%          1.16%             1.16%              0.91%
  13.56      (5.53%)      122,686        56%          1.16%             1.16%              0.54%
  15.12       0.70%       135,550        36%          1.08%             1.11%              0.85%
  16.50      26.79%       134,644        96%          1.14%             1.20%              1.13%
  13.16      28.11%       102,225        72%          1.16%             1.16%              1.11%
  11.97     (11.83%)       74,126        55%          1.16%             1.16%              1.14%
 $ 7.44      10.22%    $  229,613        34%          1.18%             1.18%             (0.06%)
   6.75     (30.98%)      240,490        59%          1.13%             1.13%             (0.31%)
   9.78     (14.72%)      452,984       106%          1.13%             1.13%             (0.22%)
  15.15     (13.74%)      467,362       135%          1.16%             1.16%             (0.46%)
  18.95      33.91%       364,454       316%          1.11%             1.11%             (0.50%)
  16.07      27.34%       300,924       252%          1.22%             1.22%             (0.70%)
 $10.36      11.64%    $  260,693        41%          0.99%             0.99%              1.38%
   9.41     (19.81%)      259,122        83%          0.98%             0.98%              1.04%
  11.84      (8.44%)      374,739        55%          0.94%             0.94%              0.76%
  13.02     (10.77%)      487,880        61%          0.94%             0.94%              0.68%
  15.65      22.98%       360,630       125%          0.98%             0.98%              0.86%
  13.47      12.27%       189,871        87%          1.00%             1.00%              1.05%

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

-----------------------------------------------------------------------------------------------------
                                                                      INCREASE (DECREASE) FROM
                                                                       INVESTMENT OPERATIONS
                                                               --------------------------------------
                                                   NET ASSET      NET
                                      PERIOD         VALUE     INVESTMENT   NET REALIZED   TOTAL FROM
                                      ENDED        BEGINNING     INCOME     & UNREALIZED   INVESTMENT
           PORTFOLIO               DECEMBER 31,    OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS
-------------------------------    ------------    ---------   ----------   ------------   ----------
AST American Century                 06/30/03**     $ 9.80       $ 0.09        $ 0.34        $ 0.43
  International Growth(9)(10)        12/31/02        12.17         0.09         (2.46)        (2.37)
                                     12/31/01        18.16         0.13         (4.83)        (4.70)
                                     12/31/00        22.40         0.03         (3.45)        (3.42)
                                     12/31/99        13.66        (0.04)         8.88          8.84
                                     12/31/98        11.52         0.03          2.12          2.15
AST American Century                 06/30/03**     $11.14       $ 0.10        $ 0.90        $ 1.00
  Strategic Balanced                 12/31/02        12.62         0.26         (1.47)        (1.21)
                                     12/31/01        13.70         0.27         (0.78)        (0.51)
                                     12/31/00        15.30         0.32         (0.81)        (0.49)
                                     12/31/99        13.66         0.20          1.56          1.76
                                     12/31/98        11.34         0.11          2.29          2.40
AST Gabelli                          06/30/03**     $11.59       $ 0.01        $ 1.46        $ 1.47
  Small-Cap Value                    12/31/02        13.07         0.03         (1.23)        (1.20)
                                     12/31/01        13.02         0.04          0.84          0.88
                                     12/31/00        11.39         0.10          2.23          2.33
                                     12/31/99        11.44         0.08         (0.03)         0.05
                                     12/31/98        12.88         0.09         (1.42)        (1.33)
AST William Blair                    06/30/03**     $ 7.46       $ 0.04        $ 0.84        $ 0.88
  International Growth               12/31/02        10.39         0.11         (2.71)        (2.60)
                                     12/31/01        18.72         0.12         (3.73)        (3.61)
                                     12/31/00        25.10        (0.04)        (6.03)        (6.07)
                                     12/31/99        13.74        (0.03)        11.39         11.36
                                     12/31/98        11.87         0.04          1.88          1.92
AST Marsico                          06/30/03**     $11.72       $(0.01)       $ 1.67        $ 1.66
  Capital Growth                     12/31/02        13.88        (0.04)        (2.12)        (2.16)
                                     12/31/01        18.10        (0.04)        (3.84)        (3.88)
                                     12/31/00        21.63        (0.01)        (3.00)        (3.01)
                                     12/31/99        14.20        (0.03)         7.48          7.45
                                     12/31/98        10.03           --+         4.17          4.17
AST Cohen & Steers Realty            06/30/03**     $10.05       $ 0.26        $ 1.05        $ 1.31
                                     12/31/02        10.11         0.49         (0.22)         0.27
                                     12/31/01        10.18         0.50         (0.23)         0.27
                                     12/31/00         8.36         0.32          1.78          2.10
                                     12/31/99         8.41         0.33         (0.15)         0.18
                                     12/31/98(2)     10.00         0.28         (1.87)        (1.59)

-------------------------------  -------------------------------------

                                          LESS DISTRIBUTIONS
                                 -------------------------------------

                                  FROM NET    FROM NET
                                 INVESTMENT   REALIZED       TOTAL
           PORTFOLIO               INCOME      GAINS     DISTRIBUTIONS
-------------------------------  ----------   --------   -------------
AST American Century               $(0.18)     $   --       $(0.18)
  International Growth(9)(10)          --          --           --
                                    (0.08)      (1.21)       (1.29)
                                       --       (0.82)       (0.82)
                                       --       (0.10)       (0.10)
                                    (0.01)         --        (0.01)
AST American Century               $(0.27)     $   --       $(0.27)
  Strategic Balanced                (0.27)         --        (0.27)
                                    (0.25)      (0.32)       (0.57)
                                    (0.23)      (0.88)       (1.11)
                                    (0.12)         --        (0.12)
                                    (0.08)         --        (0.08)
AST Gabelli                        $(0.03)     $   --       $(0.03)
  Small-Cap Value                   (0.06)      (0.22)       (0.28)
                                    (0.07)      (0.76)       (0.83)
                                    (0.07)      (0.63)       (0.70)
                                    (0.10)         --        (0.10)
                                    (0.05)      (0.06)       (0.11)
AST William Blair                  $   --      $   --       $   --
  International Growth              (0.33)         --        (0.33)
                                    (0.82)      (3.90)       (4.72)
                                    (0.13)      (0.18)       (0.31)
                                       --          --           --
                                    (0.05)         --        (0.05)
AST Marsico                        $   --      $   --       $   --
  Capital Growth                       --          --           --
                                       --       (0.34)       (0.34)
                                       --       (0.52)       (0.52)
                                    (0.01)      (0.01)       (0.02)
                                       --          --           --
AST Cohen & Steers Realty          $(0.41)     $(0.24)      $(0.65)
                                    (0.33)         --        (0.33)
                                    (0.34)         --        (0.34)
                                    (0.28)         --        (0.28)
                                    (0.23)         --        (0.23)
                                       --          --           --

--------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
                                                         RATIOS OF EXPENSES
                     SUPPLEMENTAL DATA               TO AVERAGE NET ASSETS(1)*
            -----------------------------------   --------------------------------
NET ASSET                                         AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
  VALUE               NET ASSETS AT   PORTFOLIO     FEE WAIVER     FEE WAIVER AND    INVESTMENT INCOME
   END       TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE         EXPENSE       (LOSS) TO AVERAGE
OF PERIOD   RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT      NET ASSETS(1)
---------   -------   -------------   ---------   --------------   ---------------   -----------------
 $10.05       4.61%    $  335,600        97%          1.30%             1.30%              1.81%
   9.80     (19.47%)      373,998       236%          1.25%             1.25%              0.73%
  12.17     (27.27%)      518,126       176%          1.28%             1.28%              0.56%
  18.16     (16.10%)      332,504       126%          1.27%             1.27%             (0.04%)
  22.40      65.20%       154,226       112%          1.50%             1.50%             (0.32%)
  13.66      18.68%        77,733       220%          1.65%             1.65%              0.10%
 $11.87       9.21%    $  202,022        70%          1.10%             1.10%              1.73%
  11.14      (9.74%)      179,368       126%          1.10%             1.10%              2.16%
  12.62      (3.80%)      210,722       124%          1.08%             1.08%              2.19%
  13.70      (3.11%)      217,483       125%          1.10%             1.10%              2.33%
  15.30      12.97%       216,748       104%          1.10%             1.10%              1.93%
  13.66      21.29%        91,043        95%          1.16%             1.13%              1.68%
 $13.03      12.69%    $  534,029        11%          1.10%             1.10%              0.16%
  11.59      (9.38%)      501,070        24%          1.10%             1.10%              0.20%
  13.07       6.98%       538,479        59%          1.08%             1.08%              0.54%
  13.02      21.86%       333,586        88%          1.12%             1.12%              0.87%
  11.39       0.58%       261,493        26%          1.11%             1.11%              0.64%
  11.44     (10.53%)      304,072        10%          1.11%             1.11%              0.93%
 $ 8.34      11.80%    $  365,686        44%          1.25%             1.35%              1.42%
   7.46     (25.67%)      318,832        94%          1.32%             1.32%              0.41%
  10.39     (23.55%)      587,377        74%          1.24%             1.24%              0.64%
  18.72     (24.62%)    1,094,019        75%          1.18%             1.19%             (0.02%)
  25.10      82.68%     1,551,045        76%          1.23%             1.23%             (0.18%)
  13.74      16.22%       607,206        97%          1.27%             1.27%              0.32%
 $13.38      14.16%    $1,264,069        46%          1.11%             1.12%             (0.18%)
  11.72     (15.56%)    1,081,101       109%          1.09%             1.10%             (0.29%)
  13.88     (21.71%)    1,252,427       111%          1.06%             1.08%             (0.25%)
  18.10     (14.25%)    1,770,849       118%          1.04%             1.06%             (0.09%)
  21.63      52.58%     1,723,736       115%          1.08%             1.08%             (0.25%)
  14.20      41.59%       594,966       213%          1.11%             1.11%              0.16%
 $10.71      14.01%    $  201,223        25%          1.24%             1.24%              5.41%
  10.05       2.65%       177,520        60%          1.26%             1.26%              5.11%
  10.11       2.85%       139,631        59%          1.21%             1.21%              5.01%
  10.18      26.19%       132,486        59%          1.28%             1.28%              5.21%
   8.36       2.26%        56,697        51%          1.27%             1.27%              4.95%
   8.41     (16.00%)       33,025        18%          1.30%             1.30%              5.02%

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

------------------------------------------------------------------------------------------------
                                                                INCREASE (DECREASE) FROM
                                                                 INVESTMENT OPERATIONS
                                                        ----------------------------------------
                                            NET ASSET      NET
                                              VALUE     INVESTMENT   NET REALIZED &   TOTAL FROM
                                PERIOD      BEGINNING     INCOME       UNREALIZED     INVESTMENT
         PORTFOLIO              ENDED       OF PERIOD     (LOSS)      GAIN (LOSS)     OPERATIONS
---------------------------     ------      ---------   ----------   --------------   ----------
AST Goldman Sachs              06/30/03**    $12.96       $ 0.04         $ 1.84         $ 1.88
  Small-Cap Value              12/31/02       15.55         0.11          (1.21)         (1.10)
                               12/31/01       14.55         0.08           1.34           1.42
                               12/31/00       10.87         0.01           3.67           3.68
                               12/31/99        9.99        (0.03)          0.91           0.88
                               12/31/98(2)    10.00        (0.01)            --+         (0.01)
AST Sanford Bernstein          06/30/03**    $ 8.75       $ 0.06         $ 0.89         $ 0.95
  Managed Index 500            12/31/02       11.14         0.11          (2.39)         (2.28)
                               12/31/01       12.63         0.11          (1.36)         (1.25)
                               12/31/00       14.96         0.10          (1.40)         (1.30)
                               12/31/99       12.78         0.08           2.56           2.64
                               12/31/98(2)    10.00         0.06           2.72           2.78
AST DeAM                       06/30/03**    $ 5.17       $(0.01)        $ 1.08         $ 1.07
  Small-Cap Growth             12/31/02        7.03        (0.01)         (1.85)         (1.86)
                               12/31/01       11.72        (0.05)         (2.95)         (3.00)
                               12/31/00       15.59        (0.08)         (2.90)         (2.98)
                               12/31/99(3)    10.00        (0.05)          5.64           5.59
AST MFS                        06/30/03**    $ 8.08       $ 0.03         $ 0.64         $ 0.67
  Global Equity                12/31/02        9.21         0.02          (1.15)         (1.13)
                               12/31/01       10.23         0.00          (1.02)         (1.02)
                               12/31/00       11.03         0.01          (0.79)         (0.78)
                               12/31/99(4)    10.00         0.01           1.02           1.03
AST MFS                        06/30/03**    $ 5.94       $(0.01)        $ 0.78         $ 0.77
  Growth(11)                   12/31/02        8.27        (0.02)         (2.31)         (2.33)
                               12/31/01       10.56        (0.01)         (2.28)         (2.29)
                               12/31/00       11.30         0.01          (0.75)         (0.74)
                               12/31/99(4)    10.00         0.01           1.29           1.30
AST MFS                        06/30/03**    $ 6.94       $ 0.02         $ 0.59         $ 0.61
  Growth with Income           12/31/02        8.89         0.03          (1.95)         (1.92)
                               12/31/01       10.53         0.03          (1.66)         (1.63)
                               12/31/00       10.52         0.03          (0.01)          0.02
                               12/31/99(4)    10.00         0.01           0.51           0.52
AST Alger                      06/30/03**    $ 3.66       $(0.01)        $ 0.78         $ 0.77
  All-Cap Growth(12)           12/31/02        5.70        (0.04)         (2.00)         (2.04)
                               12/31/01        6.84        (0.02)         (1.12)         (1.14)
                               12/31/00(5)    10.00           --+         (3.16)         (3.16)

---------------------------  -------------------------------------

                                      LESS DISTRIBUTIONS
                             -------------------------------------

                              FROM NET    FROM NET
                             INVESTMENT   REALIZED       TOTAL
         PORTFOLIO             INCOME      GAINS     DISTRIBUTIONS
---------------------------  ----------   --------   -------------
AST Goldman Sachs              $(0.11)     $   --       $(0.11)
  Small-Cap Value               (0.06)      (1.43)       (1.49)
                                   --       (0.42)       (0.42)
                                   --          --           --
                                   --          --           --
                                   --          --           --
AST Sanford Bernstein          $(0.12)     $   --       $(0.12)
  Managed Index 500             (0.11)         --        (0.11)
                                (0.11)      (0.13)       (0.24)
                                (0.08)      (0.95)       (1.03)
                                (0.06)      (0.40)       (0.46)
                                   --          --           --
AST DeAM                       $   --      $   --       $   --
  Small-Cap Growth                 --          --           --
                                   --       (1.69)       (1.69)
                                   --       (0.89)       (0.89)
                                   --          --           --
AST MFS                        $(0.02)     $   --       $(0.02)
  Global Equity                    --          --           --
                                   --          --           --
                                (0.01)      (0.01)       (0.02)
                                   --          --           --
AST MFS                        $   --      $   --       $   --
  Growth(11)                       --          --           --
                                   --+         --           --
                                   --          --           --
                                   --          --           --
AST MFS                        $(0.03)     $   --       $(0.03)
  Growth with Income            (0.03)         --        (0.03)
                                (0.01)         --        (0.01)
                                (0.01)         --        (0.01)
                                   --          --           --
AST Alger                      $   --      $   --       $   --
  All-Cap Growth(12)               --          --           --
                                   --          --           --
                                   --          --           --

--------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
                                                             RATIOS OF EXPENSES
                         SUPPLEMENTAL DATA              TO AVERAGE NET ASSETS(1)(*)
                -----------------------------------   --------------------------------
    NET ASSET                                         AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
      VALUE               NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
       END       TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
    OF PERIOD   RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT      NET ASSETS(1)
    ---------   -------   -------------   ---------   --------------   ---------------   -----------------
     $14.73      14.77%     $296,215          28%         1.25%            1.25%               0.42%
      12.96      (7.93%)     315,101         129%         1.27%            1.27%               0.62%
      15.55       9.91%      432,511         159%         1.18%            1.18%               0.69%
      14.55      33.85%      227,759          67%         1.15%            1.15%              (0.13%)
      10.87       8.81%       74,192          85%         1.24%            1.24%              (0.36%)
       9.99      (0.10%)      41,788          58%         1.31%            1.31%              (0.21%)
     $ 9.58      11.08%     $449,439          21%         0.84%            0.84%               1.11%
       8.75     (20.64%)     441,169          36%         0.84%            0.84%               1.04%
      11.14     (10.01%)     623,363          54%         0.77%            0.78%               0.95%
      12.63      (8.82%)     704,897          84%         0.78%            0.78%               0.84%
      14.96      21.23%      633,567         101%         0.79%            0.77%               0.74%
      12.78      27.90%      289,551         162%         0.80%            0.86%               1.07%
     $ 6.24      20.70%     $337,818          94%         1.02%            1.17%              (0.36%)
       5.17     (26.46%)     293,297         132%         1.00%            1.15%              (0.12%)
       7.03     (28.43%)     537,324         196%         1.16%            1.17%              (0.64%)
      11.72     (20.95%)     791,839         136%         1.11%            1.13%              (0.67%)
      15.59      55.90%      841,984         133%         1.14%            1.14%              (0.67%)
     $ 8.73       8.28%     $ 73,364          29%         1.40%            1.40%               0.85%
       8.08     (12.26%)      60,167          74%         1.41%            1.41%               0.25%
       9.21      (9.97%)      55,882          89%         1.50%            1.40%               0.02%
      10.23      (7.19%)      29,514         100%         1.56%            1.87%               0.08%
      11.03      10.40%        1,291         142%         1.75%            2.11%               0.75%
     $ 6.71      12.96%     $553,936         134%         1.30%            1.30%              (0.17%)
       5.94     (28.17%)     526,085         198%         1.18%            1.18%              (0.28%)
       8.27     (21.68%)     974,397         210%         1.11%            1.11%              (0.12%)
      10.56      (6.53%)      82,051         243%         1.24%            1.24%               0.08%
      11.30      13.00%        4,868          60%         1.35%            1.35%               0.76%
     $ 7.52       8.83%     $ 86,774          40%         1.18%            1.18%               0.48%
       6.94     (21.62%)      87,543          82%         1.19%            1.19%               0.35%
       8.89     (15.46%)     108,714          99%         1.11%            1.11%               0.42%
      10.53       0.19%       77,618          62%         1.23%            1.26%               0.34%
      10.52       5.20%        8,757           6%         1.23%            1.23%               1.45%
     $ 4.43      21.04%     $374,186          70%         1.31%            1.31%              (0.50%)
       3.66     (35.79%)     323,286         182%         1.29%            1.29%              (0.67%)
       5.70     (16.67%)     743,059         150%         1.20%            1.20%              (0.37%)
       6.84     (31.60%)     205,079         123%         1.24%            1.24%              (0.05%)

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

------------------------------------------------------------------------------------------------
                                                          INCREASE (DECREASE) FROM INVESTMENT
                                                                       OPERATIONS
                                                        ----------------------------------------
                                            NET ASSET      NET
                                              VALUE     INVESTMENT   NET REALIZED &   TOTAL FROM
                                PERIOD      BEGINNING     INCOME       UNREALIZED     INVESTMENT
         PORTFOLIO              ENDED       OF PERIOD     (LOSS)      GAIN (LOSS)     OPERATIONS
---------------------------  ------------   ---------   ----------   --------------   ----------
AST Goldman Sachs              06/30/03**    $ 2.88       $(0.01)        $ 0.39         $ 0.38
  Mid-Cap Growth               12/31/02        3.97        (0.02)         (1.07)         (1.09)
                               12/31/01        6.64        (0.03)         (2.64)         (2.67)
                               12/31/00(6)    10.00         0.01          (3.37)         (3.36)
AST DeAM                       06/30/03**    $ 7.85       $ 0.05         $ 0.76         $ 0.81
  Large-Cap Value              12/31/02        9.30         0.06          (1.48)         (1.42)
                               12/31/01        9.85         0.01          (0.55)         (0.54)
                               12/31/00(7)    10.00         0.03          (0.18)         (0.15)
AST Federated                  06/30/03**    $ 5.09       $(0.02)        $ 1.45         $ 1.43
  Aggressive Growth            12/31/02        7.22        (0.04)         (2.05)         (2.09)
                               12/31/01        9.10        (0.03)         (1.85)         (1.88)
                               12/31/00(7)    10.00         0.01          (0.91)         (0.90)
AST Gabelli                    06/30/03**    $ 7.77       $ 0.03         $ 1.19         $ 1.22
  All-Cap Value(13)            12/31/02        9.86         0.06          (2.09)         (2.03)
                               12/31/01       10.09         0.04          (0.25)         (0.21)
                               12/31/00(7)    10.00         0.03           0.06           0.09
AST Lord Abbett                06/30/03**    $10.07       $ 0.35         $ 0.68         $ 1.03
  Bond-Debenture               12/31/02       10.45         0.42          (0.39)          0.03
                               12/31/01       10.15         0.39          (0.08)          0.31
                               12/31/00(7)    10.00         0.02           0.13           0.15
AST Alliance/Bernstein         06/30/03**    $ 7.25       $ 0.02         $ 0.78         $ 0.80
  Growth + Value               12/31/02        9.71         0.06          (2.47)         (2.41)
                               12/31/01(8)    10.00         0.01          (0.30)         (0.29)
AST Sanford Bernstein          06/30/03**    $ 8.77       $ 0.13         $ 0.77         $ 0.90
  Core Value                   12/31/02       10.14         0.09          (1.43)         (1.34)
                               12/31/01(8)    10.00         0.04           0.10           0.14
AST DeAM Bond                  06/30/03**    $10.77       $ 0.14         $ 0.28         $ 0.42
                               12/31/02(14)   10.00         0.26           0.51           0.77
AST DeAM                       06/30/03**    $ 7.74       $   --+        $ 0.94         $ 0.94
  Large-Cap Growth             12/31/02(14)   10.00           --+         (2.26)         (2.26)
AST DeAM                       06/30/03**    $ 7.75       $ 0.01         $ 1.12         $ 1.13
  Small-Cap Value              12/31/02(14)   10.00         0.02          (2.27)         (2.25)

---------------------------  -------------------------------------

                                      LESS DISTRIBUTIONS
                             -------------------------------------

                              FROM NET    FROM NET
                             INVESTMENT   REALIZED       TOTAL
         PORTFOLIO             INCOME      GAINS     DISTRIBUTIONS
---------------------------  ----------   --------   -------------
AST Goldman Sachs              $   --      $   --       $   --
  Mid-Cap Growth                   --          --           --
                                   --+         --           --+
                                   --          --           --
AST DeAM                       $(0.07)     $   --       $(0.07)
  Large-Cap Value               (0.03)         --        (0.03)
                                (0.01)         --        (0.01)
                                   --          --           --
AST Federated                  $   --      $   --       $   --
  Aggressive Growth                --       (0.04)       (0.04)
                                   --+         --           --+
                                   --          --           --
AST Gabelli                    $(0.07)     $   --       $(0.07)
  All-Cap Value(13)             (0.06)         --        (0.06)
                                (0.01)      (0.01)       (0.02)
                                   --          --           --
AST Lord Abbett                $(0.44)     $   --       $(0.44)
  Bond-Debenture                (0.41)         --        (0.41)
                                (0.01)         --        (0.01)
                                   --          --           --
AST Alliance/Bernstein         $(0.05)     $   --       $(0.05)
  Growth + Value                (0.01)      (0.04)       (0.05)
                                   --          --           --
AST Sanford Bernstein          $(0.06)     $   --       $(0.06)
  Core Value                    (0.03)         --        (0.03)
                                   --          --           --
AST DeAM Bond                  $(0.27)     $(0.34)      $(0.61)
                                   --          --           --
AST DeAM                       $   --      $   --       $   --
  Large-Cap Growth                 --          --           --
AST DeAM                       $(0.01)     $   --       $(0.01)
  Small-Cap Value                  --          --           --

--------------------------------------------------------------------------------

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------
                                                             RATIOS OF EXPENSES
                         SUPPLEMENTAL DATA               TO AVERAGE NET ASSETS(1)*)
                -----------------------------------   --------------------------------
    NET ASSET                                         AFTER ADVISORY   BEFORE ADVISORY     RATIO OF NET
      VALUE               NET ASSETS AT   PORTFOLIO     FEE WAIVER       FEE WAIVER      INVESTMENT INCOME
       END       TOTAL    END OF PERIOD   TURNOVER     AND EXPENSE       AND EXPENSE     (LOSS) TO AVERAGE
    OF PERIOD   RETURN     (IN 000'S)       RATE      REIMBURSEMENT     REIMBURSEMENT      NET ASSETS(1)
    ---------   -------   -------------   ---------   --------------   ---------------   -----------------
     $ 3.26      13.19%     $ 89,226         37%          1.34%            1.44%              (0.58%)
       2.88     (27.46%)      61,373        162%          1.31%            1.33%              (0.65%)
       3.97     (40.17%)      71,039        203%          1.34%            1.34%              (0.63%)
       6.64     (33.60%)      65,098         55%          1.28%            1.28%               0.18%
     $ 8.59      10.40%     $112,615         86%          0.98%            1.08%               1.23%
       7.85     (15.30%)     109,994        202%          1.07%            1.15%               0.96%
       9.30      (5.53%)      45,357        134%          1.35%            1.35%               0.51%
       9.85      (1.50%)       6,351          1%          1.35%            2.41%               3.39%
     $ 6.52      28.35%     $ 84,964         61%          1.28%            1.28%              (0.93%)
       5.09     (29.19%)      39,072        250%          1.35%            1.38%              (1.02%)
       7.22     (20.61%)      49,489        244%          1.35%            1.78%              (0.84%)
       9.10      (9.00%)       1,938         49%          1.35%            7.22%               2.67%
     $ 8.92      15.85%     $124,376         14%          1.19%            1.19%               0.57%
       7.77     (20.71%)     113,557         28%          1.19%            1.19%               0.63%
       9.86      (2.18%)     158,886         68%          1.20%            1.20%               0.89%
      10.09       0.90%       14,165         31%          1.45%            1.59%               2.71%
     $10.66      10.75%     $203,414         47%          1.03%            1.03%               6.63%
      10.07       0.41%      164,939         43%          1.04%            1.04%               7.16%
      10.45       3.04%       62,456        102%          1.10%            1.10%               7.23%
      10.15       1.50%        6,783          9%          1.20%            3.07%               4.39%
     $ 8.00      11.10%     $ 45,613         13%          1.13%            1.13%               0.65%
       7.25     (25.00%)      32,065         43%          1.15%            1.15%               0.60%
       9.71      (2.80%)      34,007         95%          1.35%            1.45%               0.46%
     $ 9.61      10.39%     $139,747         56%          1.02%            1.02%               1.68%
       8.77     (13.24%)     199,176         28%          1.00%            1.00%               1.63%
      10.14       1.40%       44,100         25%          1.15%            1.15%               1.36%
     $10.58       4.01%     $138,871        167%          0.93%            1.08%               3.01%
      10.77       7.70%      131,736        240%          0.93%            1.08%               3.71%
     $ 8.68      12.20%     $ 78,930         68%          0.99%            1.09%               0.01%
       7.74     (22.60%)      76,674        101%          0.98%            1.08%               0.70%
     $ 8.87      14.64%     $ 19,604        123%          1.15%            1.48%               0.37%
       7.75     (22.50%)      13,419        122%          1.15%            1.48%               0.43%

--------------------------------------------------------------------------------

AMERICAN SKANDIA TRUST
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

(1)  Annualized for periods less than one year.
(2)  Commenced operations on January 2, 1998.
(3)  Commenced operations on January 4, 1999.
(4)  Commenced operations on October 18, 1999.
(5)  Commenced operations on January 3, 2000.
(6)  Commenced operations on May 1, 2000.
(7)  Commenced operations on October 23, 2000.
(8)  Commenced operations on May 1, 2001.
(9)  Merged with AST American Century International Growth II on
     September 21, 2001.
(10) Merged with AST Scudder Japan on May 3, 2002.
(11) Merged with AST Alger Growth on February 16, 2001.
(12) Merged with AST Alger Mid-Cap Growth on February 16, 2001.
(13) Merged with AST Kinetics Internet on May 3, 2002.
(14) Commenced operations on May 1, 2002.
*    Includes commissions received by American Skandia Marketing,
     Inc. under the Portfolio's Distribution Plan, as described in Note 3 to the Financial Statements, for the years ended
     1999, 2000, 2001, 2002 and the period ended June 30, 2003.
**   Unaudited.
+    Amount represents less than a penny per share.
See Notes to Financial Statements.

AMERICAN SKANDIA TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
1.  ORGANIZATION

American Skandia Trust (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2003, was comprised of 41 separate series of Portfolios: AST Strong International Equity Portfolio ("Strong International Equity"), AST Alliance Growth and Income Portfolio ("Alliance Growth and Income"), AST Goldman Sachs Concentrated Growth Portfolio ("Goldman Sachs Concentrated Growth"), AST Money Market Portfolio ("Money Market"), AST DeAM Global Allocation Portfolio ("DeAM Global Allocation"), AST Neuberger Berman Mid-Cap Value Portfolio ("Neuberger Berman Mid-Cap Value"), AST Federated High Yield Portfolio ("Federated High Yield"), AST INVESCO Capital Income Portfolio ("INVESCO Capital Income"), AST PBHG Small-Cap Growth Portfolio ("PBHG Small-Cap Growth"), AST PIMCO Total Return Bond Portfolio ("PIMCO Total Return Bond"), AST T. Rowe Price Asset Allocation Portfolio ("T. Rowe Price Asset Allocation"), AST T. Rowe Price Global Bond Portfolio ("T. Rowe Price Global Bond"), AST Neuberger Berman Mid-Cap Growth Portfolio ("Neuberger Berman Mid-Cap Growth"), AST DeAM International Equity Portfolio ("DeAM International Equity"), AST PIMCO Limited Maturity Bond Portfolio ("PIMCO Limited Maturity Bond"), AST T. Rowe Price Natural Resources Portfolio ("T. Rowe Price Natural Resources"), AST Alliance Growth Portfolio ("Alliance Growth"), AST American Century Income & Growth Portfolio ("American Century Income & Growth"), AST American Century International Growth Portfolio ("American Century International Growth"), AST American Century Strategic Balanced Portfolio ("American Century Strategic Balanced"), AST Gabelli Small-Cap Value Portfolio ("Gabelli Small-Cap Value"), AST William Blair International Growth Portfolio ("William Blair International Growth"), AST Marsico Capital Growth Portfolio ("Marsico Capital Growth"), AST Cohen & Steers Realty Portfolio ("Cohen & Steers Realty"), AST Goldman Sachs Small-Cap Value Portfolio ("Goldman Sachs Small-Cap Value"), AST Sanford Bernstein Managed Index 500 Portfolio ("Sanford Bernstein Managed Index 500"), AST DeAM Small-Cap Growth Portfolio ("DeAM Small-Cap Growth"), AST MFS Global Equity Portfolio ("MFS Global Equity"), AST MFS Growth Portfolio ("MFS Growth"), AST MFS Growth with Income Portfolio ("MFS Growth with Income"), AST Alger All-Cap Growth Portfolio ("Alger All-Cap Growth"), AST Goldman Sachs Mid-Cap Growth Portfolio ("Goldman Sachs Mid-Cap Growth"), AST DeAM Large-Cap Value Portfolio ("DeAM Large-Cap Value"), AST Federated Aggressive Growth Portfolio ("Federated Aggressive Growth"), AST Gabelli All-Cap Value Portfolio ("Gabelli All-Cap Value"), AST Lord Abbett Bond-Debenture Portfolio ("Lord Abbett Bond-Debenture"), AST Alliance/Bernstein Growth + Value Portfolio ("Alliance/Bernstein Growth + Value"), AST Sanford Bernstein Core Value Portfolio ("Sanford Bernstein Core Value"), AST DeAM Bond Portfolio ("DeAM Bond"), AST DeAM Large-Cap Growth Portfolio ("DeAM Large-Cap Growth"), and AST DeAM Small-Cap Value Portfolio ("DeAM Small-Cap Value"), (collectively the "Portfolios").

On May 1, 2003, Skandia Insurance Company Ltd. (publ), the former parent of the Trust's investment manager, completed a transaction with Prudential Financial, Inc. the parent of Prudential Investments LLC to sell American Skandia, Inc. and its subsidiaries including American Skandia Investment Services, Incorporated the Trust's investment manager. Upon completion of this transaction American Skandia Investment Services, Incorporated and Prudential Investments LLC became co-managers of the Trust.

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust, in conformity with generally accepted accounting principles in the United States of America, in the preparation of its financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

Portfolio securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the official closing price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities of Money Market are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. For Portfolios other than Money Market, debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. At June 30, 2003, there were no securities valued in accordance with such procedures.

Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

--------------------------------------------------------------------------------

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

Futures Contracts and Options

A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Portfolio each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

--------------------------------------------------------------------------------

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Swap Agreements

A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. The gross returns to be exchanged or "swapped" between the parties are calculated based on a "notional amount," which, each business day, is valued to determine each party's obligation under the contract. Fluctuations in value are recorded as unrealized gains and losses during the term of the contract.

Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa.

Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market, including potential governmental regulation, could affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Securities Loans

Each Portfolio may lend securities for the purpose of realizing additional income. All securities loans are collateralized by cash. The value of the collateral is at least equal to the market value of the securities lent. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Portfolio may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These may include the Institutional Money Market Trust, a portfolio of money market securities advised by BlackRock Capital Management, Inc., or high quality, short-term instruments with a maturity date not to exceed 397 days.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available,

--------------------------------------------------------------------------------

as soon as reliable information is available from the Trust's sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Expenses

Each Portfolio is charged for expenses that are directly attributable to it. Common expenses of the Trust are allocated to the Portfolios in proportion to their net assets.

Distributions to Shareholders

Dividends, if any, from net investment income are declared and paid at least annually by all Portfolios other than Money Market. In the case of Money Market, dividends are declared daily and paid monthly. Net realized gains from investment transactions, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

3.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust on behalf of the Portfolios has entered into an investment management agreement with American Skandia Investment Services, Inc. and Prudential Investments LLC, the co-managers (together the "Investment Manager"), which provides that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective
Portfolios: Strong Capital Management, Inc. for Strong International Equity; Alliance Capital Management L.P. for Alliance Growth and Income and Alliance Growth; Goldman Sachs Asset Management for Goldman Sachs Concentrated Growth, Goldman Sachs Small-Cap Value and Goldman Sachs Mid-Cap Growth; Wells Fargo Capital Management, Inc. for Money Market; Deutsche Asset Management, Inc. for DeAM Global Allocation, DeAM International Equity, DeAM Small-Cap Growth, DeAM Large-Cap Value, DeAM Bond, DeAM Large-Cap Growth and DeAM Small-Cap Value; Neuberger Berman Management, Inc. for Neuberger Berman Mid-Cap Value and Neuberger Berman Mid-Cap Growth; Federated Investment Counseling for Federated High Yield and Federated Aggressive Growth; INVESCO Funds Group, Inc. for INVESCO Capital Income; Pilgrim Baxter & Associates, Ltd. for PBHG Small-Cap Growth; Pacific Investment Management Company LLC for PIMCO Total Return Bond and PIMCO Limited Maturity Bond; T. Rowe Price Associates, Inc. for T. Rowe Price Asset Allocation and T. Rowe Price Natural Resources; T. Rowe Price International, Inc. for T. Rowe Price Global Bond; American Century Investment Management, Inc. for American Century Income & Growth, American Century Strategic Balanced and American Century International Growth; GAMCO Investors, Inc. for Gabelli Small-Cap Value and Gabelli All-Cap Value; William Blair & Company, LLC for William Blair International Growth; Marsico Capital Management, LLC for Marsico Capital Growth; Cohen & Steers Capital Management, Inc. for Cohen & Steers Realty; Sanford C. Bernstein & Co., LLC for Sanford Bernstein Managed Index 500 and Sanford Bernstein Core Value; Massachusetts Financial Services Company for MFS Global Equity, MFS Growth, and MFS Growth with Income; Fred Alger Management, Inc. for Alger All-Cap Growth; Lord Abbett & Co. for Lord Abbett Bond-Debenture; and Alliance Capital Management, L.P. and Sanford C. Bernstein & Co., LLC as co-managers for Alliance/Bernstein Growth + Value.

--------------------------------------------------------------------------------

The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of the average daily net assets of each Portfolio. The Investment Manager pays each Sub-advisor a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has also agreed contractually or voluntarily to limit certain operating expenses of each Portfolio.

                                                              ADVISORY FEES   EXPENSE LIMITATIONS
                                                              -------------   -------------------
Strong International Equity.................................      1.00%              1.75%
Alliance Growth and Income..................................      0.75%              1.25%
Goldman Sachs Concentrated Growth...........................      0.90%              1.35%
Money Market................................................      0.50%              0.65%
DeAM Global Allocation......................................      0.10%              0.35%
Neuberger Berman Mid-Cap Value..............................      0.90%              1.25%
Federated High Yield........................................      0.75%              1.15%
INVESCO Capital Income......................................      0.75%              1.20%
PBHG Small-Cap Growth.......................................      0.90%              1.30%
PIMCO Total Return Bond.....................................      0.65%              1.05%
T. Rowe Price Asset Allocation..............................      0.85%              1.25%
T. Rowe Price Global Bond...................................      0.80%              1.75%
Neuberger Berman Mid-Cap Growth.............................      0.90%              1.25%
DeAM International Equity...................................      1.00%              1.50%
PIMCO Limited Maturity Bond.................................      0.65%              1.05%
T. Rowe Price Natural Resources.............................      0.90%              1.35%
Alliance Growth.............................................      0.90%              1.45%
American Century Income & Growth............................      0.75%              1.25%
American Century International Growth.......................      1.00%              1.75%
American Century Strategic Balanced.........................      0.85%              1.25%
Gabelli Small-Cap Value.....................................      0.90%              1.30%
William Blair International Growth..........................      1.00%              1.75%
Marsico Capital Growth......................................      0.90%              1.35%
Cohen & Steers Realty.......................................      1.00%              1.45%
Goldman Sachs Small-Cap Value...............................      0.95%              1.35%
Sanford Bernstein Managed Index 500.........................      0.60%              0.80%
DeAM Small-Cap Growth.......................................      0.95%              1.35%
MFS Global Equity...........................................      1.00%              1.75%
MFS Growth..................................................      0.90%              1.35%
MFS Growth with Income......................................      0.90%              1.35%
Alger All-Cap Growth........................................      0.95%              1.45%
Goldman Sachs Mid-Cap Growth................................      1.00%              1.35%
DeAM Large-Cap Value........................................      0.85%              0.99%
Federated Aggressive Growth.................................      0.95%              1.35%

--------------------------------------------------------------------------------

                                                              ADVISORY FEES   EXPENSE LIMITATIONS
                                                              -------------   -------------------
Gabelli All-Cap Value.......................................      0.95%              1.45%
Lord Abbett Bond-Debenture..................................      0.80%              1.20%
Alliance/Bernstein Growth + Value...........................      0.90%              1.35%
Sanford Bernstein Core Value................................      0.75%              1.25%
DeAM Bond...................................................      0.85%              0.99%
DeAM Large-Cap Growth.......................................      0.85%              0.99%
DeAM Small-Cap Value........................................      0.95%              1.15%

The advisory fee for Strong International Equity reduces to a rate of 0.85% for average daily net assets in excess of $75 million, and Neuberger Berman Mid-Cap Value, Neuberger Berman Mid-Cap Growth and Alliance Growth reduces to a rate of 0.85% for average daily net assets in excess of $1 billion. During the period ending April 30, 2004, the Investment Manager has voluntarily waived advisory fees from Money Market equal to 0.05% of the average net assets, and 0.05% of the average daily net assets in excess of $1 billion from Alliance Growth and Income, Goldman Sachs Concentrated Growth, PIMCO Total Return Bond, INVESCO Capital Income, William Blair International Growth and Marsico Capital Growth. Also, for Goldman Sachs Concentrated Growth the Investment Manager has voluntarily waived advisory fees equal to 0.07% on all assets less than $1 billion. The Investment Manager has voluntarily waived advisory fees for the period ending April 30, 2004 for: DeAM Large-Cap Value, DeAM Large-Cap Growth, Goldman Sachs Mid-Cap Growth and William Blair International Growth equal to 0.10% of the average net assets; and DeAM International Equity, DeAM Bond, DeAM Small-Cap Growth and DeAM Small-Cap Value, equal to 0.15% of the average net assets. Also, for Goldman Sachs Concentrated Growth and Money Market the Investment Manager has voluntarily agreed to reimburse certain operating expenses in excess of 1.33% and 0.60%, respectively.

The Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940. The Plan permits American Skandia Marketing, Incorporated ("ASMI") and Prudential Investment Management Services LLC (PIMS) to receive brokerage commissions in connection with purchases and sales of securities by the Portfolios, and to use these commissions to promote the sale of variable contracts, the premiums for which may be invested in shares of the Trust. Under the Plan, securities transactions for a Portfolio may be directed to certain brokers for execution ("clearing brokers") who have agreed to pay part of the brokerage commissions received on these transactions to ASMI and PIMS for "introducing" transactions to the clearing broker. In turn, ASMI and PIMS uses the brokerage commissions received as an introducing broker to pay various distribution-related expenses, such as advertising, printing of sales materials, and payments to dealers.

Commissions received by ASMI and PIMS under the Plan are reflected in the cost of securities purchased and the proceeds from the sale of securities. These commissions are shown in the Statements of Operations as "Distribution Fees" and a corresponding reduction "Fees Paid Indirectly." Net expenses of the Portfolios are unaffected by these commissions. For the period ended June 30, 2003, commissions received by ASMI and PIMS totaled $3,524,052.

The Trust has entered into an agreement with American Skandia Life Assurance Corporation ("ASLAC") pursuant to which it pays ASLAC a shareholder servicing fee at an annual rate of 0.10% of each Portfolio's average daily net assets.

--------------------------------------------------------------------------------

Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees.

4.  TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

Income and capital gains of the Portfolios are determined in accordance with both tax regulations and generally accepted accounting principles in the United States of America. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

The tax character of distributions paid and distributable earnings/(accumulated losses) during the period ended December 31, 2002 was as follows ($ in thousands):

                                                                                      UNDISTRIBUTED   UNDISTRIBUTED
                                            ORDINARY    LONG-TERM         TOTAL         ORDINARY        LONG-TERM
                                             INCOME    CAPITAL GAIN   DISTRIBUTIONS      INCOME           GAIN
                                            --------   ------------   -------------   -------------   -------------
Strong International Equity...............  $ 2,561      $    --        $  2,561        $  2,688         $    --
Alliance Growth and Income................   61,587       34,948          96,535          15,226              --
Goldman Sachs Concentrated Growth.........   13,673           --          13,673           3,837              --
Money Market..............................   36,240           --          36,240              --              --
DeAM Global Allocation....................   14,493           --          14,493           3,336              --
Neuberger Berman Mid-Cap Value............   30,971       19,567          50,538           1,718              --
Federated High Yield......................   55,266           --          55,266          48,256              --
INVESCO Capital Income....................   24,256           --          24,256          15,176              --
PIMCO Total Return Bond...................   95,610       12,282         107,892         125,944          40,010
T. Rowe Price Asset Allocation............    8,650       11,079          19,729           7,113              --
T. Rowe Price Global Bond.................       --           --              --           7,525             211
DeAM International Equity.................       --           --              --             787              --
PIMCO Limited Maturity Bond...............   35,057           --          35,057          33,375           4,751
T. Rowe Price Natural Resources...........    6,093        1,489           7,582           1,611           2,249
American Century Income & Growth..........    3,169           --           3,169           3,199              --
American Century International Growth.....       --           --              --           6,171              --
American Century Strategic Balanced.......    4,499           --           4,499           4,191              --
Gabelli Small-Cap Value...................    7,016        3,828          10,844             998              --
William Blair International Growth........   18,118           --          18,118              --              --
Cohen & Steers Realty.....................    4,940           --           4,940           6,936           4,038

--------------------------------------------------------------------------------

                                                                                      UNDISTRIBUTED   UNDISTRIBUTED
                                            ORDINARY    LONG-TERM         TOTAL         ORDINARY        LONG-TERM
                                             INCOME    CAPITAL GAIN   DISTRIBUTIONS      INCOME           GAIN
                                            --------   ------------   -------------   -------------   -------------
Goldman Sachs Small-Cap Value.............  $27,259      $18,572        $ 45,831        $  2,448         $    --
Sanford Bernstein Managed Index 500.......    5,999           --           5,999           5,460              --
MFS Global Equity.........................        7           --               7             122              --
MFS Growth with Income....................      421           --             421             326              --
DeAM Large-Cap Value......................      162           --             162             899              --
Federated Aggressive Growth...............      234           --             234              --              --
Gabelli All-Cap Value.....................      977           --             977             880              --
Lord Abbett Bond-Debenture................    2,416           --           2,416           6,808              --
Alliance/Bernstein Growth + Income........      199           --             199             202              --
Sanford Bernstein Core Value..............      154           --             154           1,345              --
DeAM Bond.................................       --           --              --           7,222              --
DeAM Large-Cap Growth.....................       --           --              --              36              --
DeAM Small-Cap Value......................       --           --              --              20              --

Capital Loss Carryforwards

At December 31, 2002, the following Portfolios had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                                             EXPIRATION DECEMBER 31,
                                      ----------------------------------------------------------------------
                                         AMOUNT         2007          2008           2009           2010
                                      ------------   ----------   ------------   ------------   ------------
Strong International Equity.........  $177,020,547   $       --   $         --   $100,807,480   $ 76,213,067
Alliance Growth and Income..........   254,824,843           --             --             --    254,824,843
Goldman Sachs Concentrated Growth...   800,772,815           --    156,116,090    465,068,305    179,588,420
DeAM Global Allocation..............    96,835,729           --     13,319,609     35,338,513     48,177,607
Neuberger Berman Mid-Cap Value......    13,159,531           --             --             --     13,159,531
Federated High Yield................   170,828,791    3,784,924     17,797,820     61,793,618     87,452,429
INVESCO Capital Income..............   125,983,466           --             --     39,530,300     86,453,166
PBHG Small-Cap Growth...............   224,545,164           --             --    158,264,008     66,281,156
T. Rowe Price Asset Allocation......    11,926,235           --             --             --     11,926,235
Neuberger Berman Mid-Cap Growth.....   392,303,453           --             --    270,207,817    122,095,636
DeAM International Equity...........   168,758,446           --     47,048,529    107,473,503     14,236,414
Alliance Growth.....................   230,692,679           --             --    134,760,953     95,931,726
American Century Income & Growth....    72,577,621           --      9,602,531     33,041,332     29,933,758
American Century International
  Growth............................   278,842,549           --             --    182,864,198     95,978,351
American Century Strategic
  Balanced..........................    20,501,405           --             --      6,031,874     14,469,531

--------------------------------------------------------------------------------

                                                             EXPIRATION DECEMBER 31,
                                      ----------------------------------------------------------------------
                                         AMOUNT         2007          2008           2009           2010
                                      ------------   ----------   ------------   ------------   ------------
Gabelli Small-Cap Value.............  $ 10,202,645   $       --   $         --   $         --   $ 10,202,645
William Blair International
  Growth............................   217,862,228           --             --     93,867,621    123,994,607
Marsico Capital Growth..............   358,878,662           --             --    224,359,016    134,519,646
Goldman Sachs Small-Cap Value.......     1,496,339           --             --             --      1,496,339
Sanford Bernstein Managed Index
  500...............................   129,075,026           --             --     59,806,425     69,268,601
DeAM Small-Cap Growth...............   332,229,928           --             --    248,944,748     83,285,180
MFS Global Equity...................     8,253,535           --        102,870      2,025,569      6,125,096
MFS Growth..........................   471,061,930        1,705        992,449    271,643,665    198,424,111
MFS Growth with Income..............    27,224,086        1,855        303,576     11,842,307     15,076,348
Alger All-Cap Growth................   442,686,224           --     62,422,141    208,714,661    171,549,422
Goldman Sachs Mid-Cap Growth........    85,452,601           --        279,129     59,230,939     25,942,533
DeAM Large-Cap Value................    19,876,589           --             --      3,927,079     15,949,510
Federated Aggressive Growth.........     6,449,802           --             --             --      6,449,802
Gabelli All-Cap Value...............    23,157,420           --             --      1,815,571     21,341,849
Lord Abbett Bond-Debenture..........     3,726,319           --             --        263,688      3,462,631
Alliance/Bernstein Growth +
  Income............................     4,092,914           --             --             --      4,092,914
Sanford Bernstein Core Value........     1,488,693           --             --        204,766      1,283,927
DeAM Large-Cap Growth...............    11,107,436           --             --             --     11,107,436
DeAM Small-Cap Value................     1,710,493           --             --             --      1,710,493

5.  PORTFOLIO SECURITIES

Purchases and sales of securities, other than short-term obligations, during the period ended June 30, 2003, were as follows ($ in thousands):

                                                         U.S. GOVERNMENT SECURITIES      OTHER SECURITIES
                                                         ---------------------------   --------------------
                                                          PURCHASES        SALES       PURCHASES    SALES
                                                         ------------   ------------   ---------   --------
Strong International Equity............................   $       --     $       --    $ 51,434    $ 58,545
Alliance Growth and Income.............................           --             --     498,022     512,094
Goldman Sachs Concentrated Growth......................           --             --     168,764     293,650
DeAM Global Allocation.................................           --             --      28,655      63,004
Neuberger Berman Mid-Cap Value.........................           --             --     218,924     294,729
Federated High Yield...................................           --             --     366,689     150,390
INVESCO Capital Income.................................           --             --      56,828     140,195

--------------------------------------------------------------------------------

                                                         U.S. GOVERNMENT SECURITIES      OTHER SECURITIES
                                                         ---------------------------   --------------------
                                                          PURCHASES        SALES       PURCHASES    SALES
                                                         ------------   ------------   ---------   --------
PBHG Small-Cap Growth..................................   $       --     $       --    $116,384    $140,615
PIMCO Total Return Bond................................    2,108,238      1,889,917     208,806     227,724
T. Rowe Price Asset Allocation.........................       57,892         49,168      56,635      63,987
T. Rowe Price Global Bond..............................      160,885        152,097      96,248      64,061
Neuberger Berman Mid-Cap Growth........................           --             --     239,171     251,586
DeAM International Equity..............................           --             --      90,201      95,313
PIMCO Limited Maturity Bond............................      694,999        551,030     109,289      61,592
T. Rowe Price Natural Resources........................           --             --       7,922      27,179
Alliance Growth........................................           --             --      78,552     110,210
American Century Income & Growth.......................           --             --      99,131     123,399
American Century International Growth..................           --             --     324,868     385,178
American Century Strategic Balanced....................       59,338         40,985      80,336      85,042
Gabelli Small-Cap Value................................           --             --      51,050      58,201
William Blair International Growth.....................           --             --     159,416     125,714
Marsico Capital Growth.................................           --             --     496,363     513,691
Cohen & Steers Realty..................................           --             --      47,198      44,166
Goldman Sachs Small-Cap Value..........................           --             --      76,664     135,272
Sanford Bernstein Managed Index 500....................           --             --      88,828     133,733
DeAM Small-Cap Growth..................................           --             --     271,512     277,348
MFS Global Equity......................................           --             --      25,447      17,416
MFS Growth.............................................           --             --     680,058     719,491
MFS Growth with Income.................................           --             --      31,526      39,575
Alger All-Cap Growth...................................           --             --     229,905     251,754
Goldman Sachs Mid-Cap Growth...........................           --             --      43,598      24,441
DeAM Large-Cap Value...................................           --             --      86,822      93,815
Federated Aggressive Growth............................           --             --      78,698      30,361
Gabelli All-Cap Value..................................           --             --      14,052      16,631
Lord Abbett Bond-Debenture.............................           --          4,644     116,229      83,523
Alliance/Bernstein Growth + Value......................           --             --      48,679       4,674
Sanford Bernstein Core Value...........................           --             --     108,764     175,563

--------------------------------------------------------------------------------

                                                         U.S. GOVERNMENT SECURITIES      OTHER SECURITIES
                                                         ---------------------------   --------------------
                                                          PURCHASES        SALES       PURCHASES    SALES
                                                         ------------   ------------   ---------   --------
DeAM Bond..............................................   $  150,929     $  161,475    $ 73,958    $ 54,124
DeAM Large-Cap Growth..................................           --             --      47,969      54,539
DeAM Small-Cap Value...................................           --             --      16,509      13,265

At June 30, 2003, the cost and unrealized appreciation and depreciation in value of the investments owned by the Portfolios, for federal income tax purposes, were as follows ($ in thousands):

                                                                   GROSS           GROSS        NET UNREALIZED
                                                   AGGREGATE     UNREALIZED      UNREALIZED      APPRECIATION
                                                      COST      APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                                   ----------   ------------   --------------   --------------
Strong International Equity......................  $  299,485     $ 33,014        $(15,603)        $ 17,411
Alliance Growth and Income.......................   1,638,983      106,270         (49,393)          56,877
Goldman Sachs Concentrated Growth................   1,299,150      101,419         (61,216)          40,203
DeAM Global Allocation...........................     277,185        5,334         (18,532)         (13,198)
Neuberger Berman Mid-Cap Value...................     847,290       69,076         (27,383)          41,693
Federated High Yield.............................     875,515       49,271         (50,804)          (1,533)
INVESCO Capital Income...........................     658,257       58,988         (39,114)          19,874
PBHG Small-Cap Growth............................     276,606       52,284          (6,821)          45,463
PIMCO Total Return Bond..........................   2,774,070       69,073         (26,257)          42,816
T. Rowe Price Asset Allocation...................     329,928       28,258         (15,673)          12,585
T. Rowe Price Global Bond........................     207,866       16,199          (1,485)          14,714
Neuberger Berman Mid-Cap Growth..................     350,916       53,186          (2,498)          50,688
DeAM International Equity........................     126,173        7,093          (8,889)          (1,796)
PIMCO Limited Maturity Bond......................   1,218,228       26,535          (2,965)          23,570
T. Rowe Price Natural Resources..................     128,365       12,273         (10,120)           2,153
Alliance Growth..................................     262,049       13,214         (15,387)          (2,173)
American Century Income & Growth.................     288,776       20,499         (19,112)           1,387
American Century International Growth............     310,068       32,154          (2,980)          29,174
American Century Strategic Balanced..............     228,027       13,243          (4,699)           8,544
Gabelli Small-Cap Value..........................     517,918       73,813         (49,510)          24,303
William Blair International Growth...............     297,887       43,528          (4,970)          38,558
Marsico Capital Growth...........................   1,296,042      216,091          (8,644)         207,447
Cohen & Steers Realty............................     199,588       15,502          (4,463)          11,039

--------------------------------------------------------------------------------

                                                                   GROSS           GROSS        NET UNREALIZED
                                                   AGGREGATE     UNREALIZED      UNREALIZED      APPRECIATION
                                                      COST      APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                                   ----------   ------------   --------------   --------------
Goldman Sachs Small-Cap Value....................  $  287,977     $ 36,562        $(14,878)        $ 21,684
Sanford Bernstein Managed Index 500..............     524,341       31,079         (54,194)         (23,115)
DeAM Small-Cap Growth............................     349,851       37,664         (13,035)          24,629
MFS Global Equity................................      71,827        5,331          (2,185)           3,146
MFS Growth.......................................     578,142       47,276          (3,743)          43,533
MFS Growth with Income...........................      98,656        5,160          (2,321)           2,839
Alger All-Cap Growth.............................     402,396       52,176          (2,754)          49,422
Goldman Sachs Mid-Cap Growth.....................     107,352        9,075            (818)           8,257
DeAM Large-Cap Value.............................     120,387        8,369          (2,345)           6,024
Federated Aggressive Growth......................      74,910       14,094          (1,769)          12,325
Gabelli All-Cap Value............................     150,869       11,292         (11,477)            (185)
Lord Abbett Bond-Debenture.......................     222,689       11,237          (2,721)           8,516
Alliance/Bernstein Growth + Value................      59,173        2,703          (2,672)              31
Sanford Bernstein Core Value.....................     205,353       11,784          (2,250)           9,534
DeAM Bond........................................     142,577        4,288            (292)           3,996
DeAM Large-Cap Growth............................      89,403        4,819          (2,845)           1,974
DeAM Small-Cap Value.............................      14,326        1,085            (371)             714

6.  WRITTEN OPTIONS TRANSACTIONS

Written options transactions, during the period ended June 30, 2003, were as follows:

                                                              PIMCO TOTAL RETURN BOND
                                                              -----------------------
                                                              NUMBER OF
                                                              CONTRACTS     PREMIUM
                                                              ---------   -----------
Balance at beginning of year................................   11,179     $10,670,168
Written.....................................................    8,034       4,855,040
Expired.....................................................   (9,922)     (4,342,228)
Exercised...................................................       --              --
Closed......................................................     (610)       (430,241)
                                                               ------     -----------
Balance at end of year......................................    8,681     $10,752,739
                                                               ======     ===========

At June 30, 2003, PIMCO Total Return Bond had sufficient cash and/or securities at least equal to the value of written options.

--------------------------------------------------------------------------------

7.  LINE OF CREDIT

The Portfolios and other affiliated funds participate in a $175 million unsecured, committed line of credit, provided by a syndication of banks, under a line of credit agreement. Borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Portfolio, based on its borrowings, at a premium above the Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of 0.09% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter. For the period ended June 30, 2003, there were twenty-one Portfolios which borrowed under the agreement.

                                                 AVERAGE BORROWINGS   AVERAGE     NUMBER OF DAYS      OUTSTANDING
                                                    OUTSTANDING       INTEREST      OUTSTANDING      BORROWINGS AT
PORTFOLIO                                        DURING THE PERIOD      RATE     DURING THE PERIOD   JUNE 30, 2003
---------                                        ------------------   --------   -----------------   -------------
Alliance Growth and Income.....................     $ 8,033,333        1.774%           30            $        --
Goldman Sachs Concentrated Growth..............       8,871,795        1.798%           39                     --
INVESCO Capital Income.........................       4,000,000        1.775%            5                     --
PBHG Small-Cap Growth..........................       2,058,824        1.814%           17                     --
T. Rowe Price Global Bond......................       7,000,000        1.750%            2                     --
T. Rowe Price Natural Resources................       2,500,000        1.779%            6                     --
Alliance Growth................................       9,333,333        1.765%            6                     --
American Century Income & Growth...............       6,944,444        1.805%           18                     --
American Century International Growth..........       5,400,000        1.785%           15                     --
American Century Strategic Balanced............       2,000,000        1.875%            3                     --
Gabelli Small-Cap Value........................       6,611,111        1.780%           18                     --
Marisco Capital Growth.........................       6,741,935        1.792%           31                     --
Sanford Bernstein Managed Index 500............       7,636,364        1.774%           22                     --
MFS Growth.....................................       2,000,000        1.813%            1                     --
MFS Growth with Income.........................       4,000,000        1.766%            4                     --
Alger All-Cap Growth...........................       3,111,111        1.781%            9                     --
Federated Aggressive Growth....................       5,750,000        1.633%           12                     --
Gabelli All-Cap Value..........................       2,666,667        1.781%           39                     --
Lord Abbett Bond-Debenture.....................       8,386,364        1.735%           22             30,000,000
Alliance/Bernstein Growth + Value..............       1,000,000        1.820%            8                     --
Sanford Bernstein Core Value...................      15,875,000        1.820%            8             90,000,000

MANAGEMENT OF THE TRUST

The Trustees and officers of the Trust and their principal occupations are listed below. Unless otherwise indicated, the address of each Trustee and executive officer is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              NUMBER OF
                                                                                                            PORTFOLIOS IN
                                                                                                            FUND COMPLEX
                                             LENGTH OF         PRINCIPAL OCCUPATION DURING                   OVERSEEN BY
NAME AND AGE                 POSITION        TIME SERVED       PAST 5 YEARS                               TRUSTEE/DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
 Delayne Dedrick Gold        Trustee         Elected by        Marketing Consultant (1982-present);              41
 (64)                                        shareholders      formerly Senior Vice President and
                                             on April 3,       Member of the Board of Directors,
                                             2003              Prudential Bache Securities, Inc.
----------------------------------------------------------------------------------------------------------------------------
 OTHER DIRECTORSHIPS HELD: None
----------------------------------------------------------------------------------------------------------------------------
 Saul K. Fenster, Ph.D.      Trustee         Elected by        President Emeritus (since June 2002);             41
 (69)                                        shareholders      President (December 1978-June 2002) of
                                             on April 3,       New Jersey Institute of Technology;
                                             2003              Commissioner (1998-June 2002) of the
                                                               Middle States Association Commission
                                                               on Higher Education; Commissioner
                                                               (since 1985) of the New Jersey
                                                               Commission on Science and Technology;
                                                               Director (since 1998) Society of
                                                               Manufacturing Engineering Education
                                                               Foundation; Director (since 1995) of
                                                               Prosperity New Jersey; formerly a
                                                               director or trustee of Liberty Science
                                                               Center, Research and Development
                                                               Council of New Jersey, New Jersey
                                                               State Chamber of Commerce, and
                                                               National Action Council for Minorities
                                                               in Engineering.
----------------------------------------------------------------------------------------------------------------------------
 OTHER DIRECTORSHIPS HELD: Member (since 2000), Board of Directors of IDT Corporation
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              NUMBER OF
                                                                                                            PORTFOLIOS IN
                                                                                                            FUND COMPLEX
                                             LENGTH OF         PRINCIPAL OCCUPATION DURING                   OVERSEEN BY
NAME AND AGE                 POSITION        TIME SERVED       PAST 5 YEARS                               TRUSTEE/DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
 Robert F. Gunia** (56)      Trustee         Elected by        Executive Vice President and Chief                41
                                             shareholders      Administrative Officer (since June
                                             on April 3,       1999) of PI; Executive Vice President
                                             2003              and Treasurer (since January 1996) of
                                                               PI; President (since April 1999) of
                                                               Prudential Investment Management
                                                               Services LLC (PIMS); Corporate Vice
                                                               President (since September 1997) of
                                                               The Prudential Insurance Company of
                                                               America (Prudential); formerly Senior
                                                               Vice President (March 1987-May 1999)
                                                               of Prudential Securities; formerly
                                                               Chief Administrative Officer (July
                                                               1989-September 1996), Director
                                                               (January 1989-September 1996) and
                                                               Executive Vice President, Treasurer
                                                               and Chief Financial Officer (June
                                                               1987-December 1996) of PMF. Vice
                                                               President and Director (since May,
                                                               1992) of Nicholas-Applegate Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
 OTHER DIRECTORSHIPS HELD: Vice President and Director (since May 1989) of The Asia Pacific Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
 W. Scott McDonald, Jr.      Trustee         Elected by        Vice President (since 1997) of Kaludis            41
 (65)                                        shareholders      Consulting Group, Inc. (a company
                                             on April 3,       serving higher education); Formerly
                                             2003              principal (1993-1997), Scott McDonald
                                                               & Associates, Chief Operating Officer
                                                               (1991-1995), Fairleigh Dickinson
                                                               University, Executive Vice President
                                                               and Chief Operating Officer
                                                               (1975-1991), Drew University, interim
                                                               President (1988-1990), Drew University
                                                               and founding director of School,
                                                               College and University Underwriters
                                                               Ltd.
----------------------------------------------------------------------------------------------------------------------------
 OTHER DIRECTORSHIPS HELD: None
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              NUMBER OF
                                                                                                            PORTFOLIOS IN
                                                                                                            FUND COMPLEX
                                             LENGTH OF         PRINCIPAL OCCUPATION DURING                   OVERSEEN BY
NAME AND AGE                 POSITION        TIME SERVED       PAST 5 YEARS                               TRUSTEE/DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
 Thomas T. Mooney (61)       Trustee         Elected by        President of the Greater Rochester                41
                                             shareholders      Metro Chamber of Commerce; formerly
                                             on April 3,       Rochester City Manager; formerly
                                             2003              Deputy Monroe County Executive;
                                                               Trustee of Center for County
                                                               Executive; Trustee of Center for
                                                               Governmental Research, Inc.; Director
                                                               of Blue Cross of Rochester, Monroe
                                                               County Water Authority and Executive
                                                               Service Corps of Rochester.
----------------------------------------------------------------------------------------------------------------------------
 OTHER DIRECTORSHIPS HELD: Director, President and Treasurer (since 1986) of First Financial Fund, Inc. and Director (since
 1988) of The High Yield Plus Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
 Marguerite Morrison (47)    Secretary       Elected by        Vice President and Chief Legal                    41
                                             shareholders      Officer- Mutual Funds and Unit
                                             on April 3,       Investment Trusts (since August 2000)
                                             2003              of Prudential; Senior Vice President
                                                               and Assistant Secretary (since
                                                               February 2000) of PI; Vice President
                                                               and Assistant Secretary of PIMS (since
                                                               October 2001), previously Vice
                                                               President and Associate General
                                                               Counsel (December 1996-February 2001)
                                                               of PI and Vice President and Associate
                                                               General Counsel (September
                                                               1987-September 1996) of Prudential
                                                               Securities.
----------------------------------------------------------------------------------------------------------------------------
 OTHER DIRECTORSHIPS HELD: None
----------------------------------------------------------------------------------------------------------------------------
 Thomas M. O'Brien (52)      Trustee         Trustee since     President and Chief Executive Officer             72
                                             April, 1992       May 2000 to present Atlantic Bank of
                                                               New York; Vice Chairman January 1997
                                                               to April 2000 North Fork; Bank
                                                               President and Chief Executive Officer:
                                                               December 1984 to December 1996 North
                                                               Side Savings Bank.
----------------------------------------------------------------------------------------------------------------------------
 OTHER DIRECTORSHIPS HELD: Mr. O'Brien served as a Director of North Fork Bank from December 1996 until May 2000. He has also served as a Director of Atlantic Bank of New York since May 2000.
----------------------------------------------------------------------------------------------------------------------------
 David R. Odenath, Jr        Trustee         Elected by        President, Chief Executive Officer and            41
 (45)                                        shareholders      Chief Operating Officer (since June
                                             on April 3,       1999) of Prudential Investments LLC;
                                             2003              Senior Vice President (since June
                                                               1999) of The Prudential Insurance
                                                               Company of America; formerly Senior
                                                               Vice President (August 1993-May 1999)
                                                               of PaineWebber Group, Inc.
----------------------------------------------------------------------------------------------------------------------------
 OTHER DIRECTORSHIPS HELD: None
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                                              NUMBER OF
                                                                                                            PORTFOLIOS IN
                                                                                                            FUND COMPLEX
                                             LENGTH OF         PRINCIPAL OCCUPATION DURING                   OVERSEEN BY
NAME AND AGE                 POSITION        TIME SERVED       PAST 5 YEARS                               TRUSTEE/DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
 John A. Pileski (63)        Trustee         Trustee since     Retired since June 2000; Tax Partner              72
                                             February, 2001    (January 1995 to June 2000) KPMG, LLP.
----------------------------------------------------------------------------------------------------------------------------
 OTHER DIRECTORSHIPS HELD: Mr. Pileski has served as a Director of New York Community Bank since April, 2001. He has also served as a Director of Queens Museum of Art since January 1997 and as a Director of Surf Club of Quogue, Inc. since May
 1980.
----------------------------------------------------------------------------------------------------------------------------
 F. Don Schwartz (67)        Trustee         Trustee since     Management Consultant (April 1985 to              72
                                             April, 1992       present).
----------------------------------------------------------------------------------------------------------------------------
 OTHER DIRECTORSHIPS HELD: None
----------------------------------------------------------------------------------------------------------------------------
 Grace Torres (43)           Treasurer       Elected by        Senior Vice President (since January              41
                             and             shareholders      2000) of PI; formerly First Vice
                             Principal       on April 3,       President (December 1996-January 2000)
                             Financial       2003              of PI and First Vice President (March
                             and                               1993-1999 of Prudential Securities.
                             Accounting
                             Officer
----------------------------------------------------------------------------------------------------------------------------
 Louis A. Weil, III (61)     Trustee         Elected by        Formerly Chairman (January 1999-July              41
                                             shareholders      2000), President and Chief Executive
                                             on April 3,       Officer (January 1996-July 2000) and
                                             2003              Director (since September 1991) of
                                                               Central Newspapers, Inc.; formerly
                                                               Chairman of the Board (January
                                                               1996-July 2000), Publisher and Chief
                                                               Executive Officer (August
                                                               1991-December 1995) of Phoenix
                                                               Newspapers, Inc.
----------------------------------------------------------------------------------------------------------------------------
 OTHER DIRECTORSHIPS HELD: None
----------------------------------------------------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               American Skandia Trust
            --------------------------------------------------

By (Signature and Title)*  /s/Marguerite E.H. Morrison
                         -------------------------------------------------------
                           Marguerite E.H. Morrison
                           Secretary

Date              August 26, 2003
    --------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/David R. Odenath
                          ------------------------------------------------
                          David R. Odenath
                          President and Principal Executive Officer

Date              August 26, 2003
    ---------------------------------------------------------------------


By (Signature and Title)*  /s/Grace C. Torres
                         ------------------------------------------------
                          Grace C. Torres
                          Treasurer and Principal Financial Officer

Date              August 26, 2003
    ---------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.